UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Chris Madden, Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Bingham McCutchen LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, D.C. 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BELGIUM — 2.0%
Anheuser-Busch InBev NV	48,794	$5,413,904

FRANCE — 12.9%
Air Liquide SA	21,217	2,864,257
AXA SA	127,481	3,046,607
BNP Paribas	69,439	4,710,363
LVMH Moet Hennessy Louis Vuitton SA	16,486	3,178,111
Sanofi	74,386	7,901,183
Schneider Electric SE	35,733	3,363,515
Total SA	146,698	10,600,948

		35,664,984

GERMANY — 15.0%
Allianz SE	27,908	4,650,187
BASF SE	56,735	6,605,024
Bayer AG	51,044	7,208,835
Daimler AG	60,673	5,682,019
Deutsche Bank AG	80,368	2,827,372
Deutsche Telekom AG	187,589	3,287,520
SAP AG	58,495	4,516,988
Siemens AG	51,348	6,780,737

		41,558,682

ITALY — 1.6%
ENI SpA	165,086	4,516,030

NETHERLANDS — 2.8%
ING Groep NV	238,256	3,346,897
Unilever NV	97,052	4,246,141

		7,593,038

SPAIN — 5.9%
Banco Bilbao Vizcaya Argentaria SA	363,432	4,632,094
Banco Santander SA	727,014	7,594,837
Telefonica SA	245,534	4,208,885

		16,435,816

SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson (Class B)	187,755	2,267,827

SWITZERLAND — 22.8%
ABB, Ltd.	143,305	3,299,829
Cie Financiere Richemont SA	32,204	3,379,096
Credit Suisse Group AG	92,359	2,641,209
Glencore PLC	613,639	3,415,768
Nestle SA	199,036	15,419,230
Novartis AG	167,027	15,124,344
Roche Holding AG	43,364	12,933,895
UBS AG	221,096	4,056,418
Zurich Insurance Group AG	9,181	2,767,345

		63,037,134

UNITED KINGDOM — 35.8%
AstraZeneca PLC	77,127	5,724,057
Barclays PLC	948,131	3,449,830
BG Group PLC	208,926	4,411,814
BHP Billiton PLC	131,792	4,257,883
BP PLC	1,136,614	10,006,763
British American Tobacco PLC	116,808	6,946,402
Diageo PLC	154,317	4,923,604
GlaxoSmithKline PLC	301,580	8,064,863
HSBC Holdings PLC	1,177,038	11,932,451
Lloyds Banking Group PLC	3,297,242	4,186,056
National Grid PLC	237,794	3,415,371
Reckitt Benckiser Group PLC	40,468	3,528,902
Rio Tinto PLC	77,392	4,113,435
Royal Dutch Shell PLC (Class A)	242,942	10,058,553
Standard Chartered PLC	121,480	2,480,087
Tesco PLC	495,119	2,405,977
Unilever PLC	80,887	3,666,454
Vodafone Group PLC	1,614,906	5,384,428

		98,956,930

TOTAL COMMON STOCKS —
(Cost $258,350,457)		275,444,345

SHORT TERM INVESTMENT — 1.5%
UNITED STATES — 1.5%
MONEY MARKET FUND — 1.5%
State Street Institutional Liquid Reserves Fund 0.06% (a)(b) (Cost $4,122,128)	4,122,128	4,122,128

TOTAL INVESTMENTS — 101.1%
(Cost $262,472,585)		279,566,473
OTHER ASSETS & LIABILITIES — (1.1)%		(2,999,694)

NET ASSETS — 100.0%		$276,566,779

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	20.7%
Oil, Gas & Consumable Fuels	14.2
Banks	14.1
Food Products	8.5
Metals & Mining	4.2
Insurance	3.8
Beverages	3.8
Capital Markets	3.4
Chemicals	3.4
Diversified Telecommunication Services	2.7
Tobacco	2.5
Industrial Conglomerates	2.4
Electrical Equipment	2.4
Textiles, Apparel & Luxury Goods	2.4
Automobiles	2.1
Wireless Telecommunication Services	2.0
Software	1.6
Household Products	1.3
Multi-Utilities	1.2
Diversified Financial Services	1.2
Food & Staples Retailing	0.9
Communications Equipment	0.8
Short Term Investment	1.5
Other Assets & Liabilities	(1.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BELGIUM — 3.2%
Anheuser-Busch InBev NV	1,589,652	$181,863,054

FRANCE — 34.3%
Air Liquide SA (a)	713,272	96,290,450
AXA SA	4,285,403	102,414,783
BNP Paribas	2,332,636	158,233,318
Carrefour SA	1,286,716	47,460,403
Compagnie de Saint-Gobain (a)	1,009,224	56,936,218
Danone	1,212,267	90,026,236
Essilor International SA	446,237	47,319,280
GDF Suez	3,161,223	87,018,249
L’Oreal SA	493,659	85,061,181
LVMH Moet Hennessy Louis Vuitton SA	554,205	106,837,624
Orange SA (a)	4,007,403	63,234,644
Sanofi	2,498,877	265,427,418
Schneider Electric SE	1,201,128	113,061,078
Societe Generale SA	1,655,860	86,728,722
Total SA	4,928,236	356,132,830
Unibail-Rodamco SE	201,353	58,568,752
Vinci SA	1,091,584	81,602,024
Vivendi SA	2,634,354	64,453,991

		1,966,807,201

GERMANY — 31.9%
Allianz SE	938,059	156,304,636
BASF SE	1,905,918	221,884,783
Bayer AG	1,714,769	242,173,146
Bayerische Motoren Werke AG	665,732	84,421,942
Daimler AG	2,038,171	190,874,471
Deutsche Bank AG	2,701,763	95,048,879
Deutsche Post AG	1,963,966	71,015,556
Deutsche Telekom AG	6,305,902	110,511,714
E.ON AG	4,143,913	85,558,487
Muenchener Rueckversicherungs- Gesellschaft AG	316,608	70,181,050
RWE AG	999,763	42,933,222
SAP AG	1,966,186	151,829,035
Siemens AG	1,724,926	227,784,322
Volkswagen AG Preference Shares	297,908	78,231,543

		1,828,752,786

IRELAND — 0.7%
CRH PLC	1,530,973	39,281,516

ITALY — 8.3%
Assicurazioni Generali SpA	2,766,910	60,650,934
Enel SpA (a)	13,197,742	76,868,472
ENI SpA	5,549,067	151,798,185
Intesa Sanpaolo SpA	28,973,570	89,493,653
UniCredit SpA	11,379,045	95,269,394

		474,080,638

LUXEMBOURG — 0.0% (b)
APERAM	1	34

NETHERLANDS — 8.2%
Airbus Group NV	1,202,444	80,571,222
ASML Holding NV	794,927	74,020,353
ING Groep NV	8,009,053	112,507,029
Koninklijke Philips NV	1,942,210	61,626,436
Unilever NV	3,262,249	142,727,302

		471,452,342

SPAIN — 13.2%
Banco Bilbao Vizcaya Argentaria SA	12,208,481	155,602,220
Banco Santander SA	24,422,991	255,137,629
Iberdrola SA	10,962,204	83,794,716
Inditext SA	439,024	67,562,498
Repsol SA	1,993,864	52,577,865
Telefonica SA	8,253,249	141,475,229

		756,150,157

TOTAL COMMON STOCKS —
(Cost $4,839,690,870)		5,718,387,728

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Repsol SA (expiring 7/10/14) (a) (Cost $1,170,848)	1,778,750	1,210,382

SHORT TERM INVESTMENTS — 2.2%
UNITED STATES — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,982,959	2,982,959
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	121,524,156	121,524,156

TOTAL SHORT TERM INVESTMENTS —
(Cost $124,507,115)		124,507,115

TOTAL INVESTMENTS — 102.0%
(Cost $4,965,368,833)		5,844,105,225
OTHER ASSETS & LIABILITIES — (2.0)%		(115,063,227)

NET ASSETS — 100.0%		$5,729,041,998

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	14.7%
Oil, Gas & Consumable Fuels	9.7
Pharmaceuticals	8.8
Insurance	6.8
Diversified Telecommunication Services	6.6
Automobiles	6.2
Chemicals	5.6
Industrial Conglomerates	5.1
Food Products	4.1
Multi-Utilities	3.7
Beverages	3.2
Electric Utilities	2.8
Software	2.7
Electrical Equipment	2.0
Diversified Financial Services	1.9
Textiles, Apparel & Luxury Goods	1.9
Capital Markets	1.7
Personal Products	1.5
Construction & Engineering	1.4
Aerospace & Defense	1.4
Semiconductors & Semiconductor Equipment	1.3
Air Freight & Logistics	1.2
Specialty Retail	1.2
Real Estate Investment Trusts	1.0
Building Products	1.0
Food & Staples Retailing	0.8
Health Care Equipment & Supplies	0.8
Construction Materials	0.7
Metals & Mining	0.0 ***
Short Term Investments	2.2
Other Assets & Liabilities	(2.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRIA — 2.6%
Raiffeisen Bank International AG	3,451	$110,162
Telekom Austria AG	5,934	58,009
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,149	61,495

		229,666

BELGIUM — 2.6%
Ackermans & van haaren NV	670	84,477
Cofinimmo	507	63,175
Telenet Group Holding NV (a)	1,447	82,456

		230,108

FINLAND — 5.2%
Amer Sports Oyj	3,585	73,381
Huhtamaki Oyj	2,774	72,542
Kesko Oyj (Class B)	2,028	80,161
Neste Oil Oyj	3,871	75,525
Orion Oyj (Class B)	2,964	110,504
Outotec Oyj	4,602	48,390

		460,503

FRANCE — 23.3%
Air France-KLM (a)	7,578	95,475
Bollore SA	179	116,167
CGG SA (a)	4,778	67,642
CNP Assurances	4,603	95,541
Eurazeo SA	1,177	97,898
Fonciere Des Regions	809	87,703
Gecina SA	781	113,881
Havas SA	7,681	63,067
Hermes International	289	106,637
ICADE	1,061	113,744
Imerys SA	985	82,994
Ingenico	1,427	124,163
JCDecaux SA	2,004	74,768
Neopost SA	1,040	77,888
Orpea	1,058	74,210
Peugeot SA (a)	12,537	185,297
Remy Cointreau SA	694	63,843
Rubis	965	61,549
SEB SA	723	63,997
Societe BIC SA	807	110,402
Societe Television Francaise 1	3,599	58,958
Teleperformance	1,715	105,089

		2,040,913

GERMANY — 20.2%
Axel Springer SE	1,284	79,022
Deutsche Euroshop AG	1,388	68,604
Evonik Industries AG	1,996	79,388
Fraport AG Frankfurt Airport Services Worldwide	1,113	78,631
Freenet AG	3,835	121,974
Fuchs Petrolub SE Preference Shares	2,125	96,070
Gerresheimer AG	940	64,839
Hugo Boss AG	936	139,878
Kabel Deutschland Holding AG	623	91,226
LEG Immobilien AG (a)	1,463	98,541
Leoni AG	978	77,824
Rheinmetall AG	1,183	83,739
Rhoen-Klinikum AG	2,579	85,169
Sky Deutschland AG (a)	11,952	110,098
Software AG	1,609	58,081
Stada Arzneimittel AG	1,805	85,965
Telefonica Deutschland Holding AG (a)	7,745	64,038
TUI AG	4,964	83,596
Wincor Nixdorf AG	891	50,815
Wirecard AG	3,484	150,402

		1,767,900

GREECE — 5.3%
Alpha Bank AE (a)	115,091	107,152
Hellenic Telecommunications Organization SA (a)	7,339	108,520
OPAP SA	6,369	113,362
Piraeus Bank SA (a)	59,760	132,549

		461,583

IRELAND — 2.5%
C&C Group PLC	10,723	66,727
Glanbia PLC	5,150	77,703
Kingspan Group PLC	4,342	72,825

		217,255

ITALY — 13.0%
Azimut Holding SpA	3,099	79,853
Banca Monte dei Paschi di Siena SpA (a)	138,588	268,493
Banca Popolare dell’Emilia Romagna SC (a)	9,946	89,876
Banca Popolare di Milano Scarl (a)	121,455	108,920
Banca Popolare di Sondrio Scarl	11,561	56,794
Davide Campari-Milano SpA	8,610	74,503
Exor SpA	2,869	117,804
Finmeccanica SpA (a)	12,086	114,923
Mediaset SpA (a)	20,765	101,212
Tod’s SpA	394	50,141
UnipolSai SpA	25,196	80,999

		1,143,518

LUXEMBOURG — 2.7%
Altice SA (a)	1,572	109,509
RTL Group SA	1,154	128,359

		237,868

NETHERLANDS — 10.1%
Aalberts Industries NV	2,873	93,796
ASM International NV	1,551	64,344
Corio NV	2,043	104,335
Delta Lloyd NV	5,454	138,445
Koninklijke Vopak NV	1,770	86,515
Nutreco NV	1,875	82,855
OCI NV (a)	2,542	99,191
PostNL NV (a)	13,311	62,875
SBM Offshore NV (a)	5,478	88,390
Wereldhave NV	649	60,334

		881,080

PORTUGAL — 3.1%
Banco Comercial Portugues SA (a)	475,408	124,258
Banco Espirito Santo SA (a)	92,152	75,954
Portugal Telecom SGPS SA	18,940	69,393

		269,605

SPAIN — 8.0%
Bankinter SA	19,144	149,796
Bolsas y Mercados Espanoles SA	2,504	119,564

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Ebro Puleva SA	2,256	$50,116
Endesa SA	2,517	97,354
Mapfre SA	30,029	119,683
Viscofan SA	1,325	78,987
Zardoya Otis SA	4,950	88,105

		703,605

UNITED KINGDOM — 1.1%
Jazztel PLC (a)	6,526	92,925

TOTAL COMMON STOCKS —
(Cost $8,970,927)		8,736,529

RIGHTS — 0.1%
ITALY — 0.1%
Banca Popolare dell’Emilia Romagna SC (expiring 7/18/14) (a) (Cost $0)	10,049	8,572

SHORT TERM INVESTMENT — 1.0%
UNITED STATES — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c) (Cost $84,478)	84,478	84,478

TOTAL INVESTMENTS — 100.8%
(Cost $9,055,405)		8,829,579
OTHER ASSETS & LIABILITIES — (0.8)%		(69,111)

NET ASSETS — 100.0%		$8,760,468

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	13.9%
Media	10.3
Real Estate Investment Trusts	6.2
Insurance	5.7
Diversified Financial Services	4.7
Diversified Telecommunication Services	4.6
Textiles, Apparel & Luxury Goods	3.4
Food Products	3.4
Beverages	2.4
Pharmaceuticals	2.3
Hotels, Restaurants & Leisure	2.2
Automobiles	2.1
Machinery	2.1
Air Freight & Logistics	2.0
Chemicals	2.0
Real Estate Management & Development	1.9
Oil, Gas & Consumable Fuels	1.9
Health Care Providers & Services	1.8
Energy Equipment & Services	1.8
IT Services	1.7
Construction & Engineering	1.6
Technology Hardware, Storage & Peripherals	1.5
Electronic Equipment, Instruments & Components	1.4
Wireless Telecommunication Services	1.4
Aerospace & Defense	1.3
Commercial Services & Supplies	1.3
Professional Services	1.2
Electric Utilities	1.1
Airlines	1.1
Industrial Conglomerates	1.0
Construction Materials	1.0
Food & Staples Retailing	0.9
Capital Markets	0.9
Transportation Infrastructure	0.9
Auto Components	0.9
Leisure Products	0.8
Building Products	0.8
Containers & Packaging	0.8
Life Sciences Tools & Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Household Durables	0.7
Gas Utilities	0.7
Software	0.7
Short Term Investment	1.0
Other Assets & Liabilities	(0.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
CHINA — 27.6%
Agricultural Bank of China, Ltd. (Class H)	3,766,000	$1,661,824
Air China, Ltd.	1,405,414	823,263
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	1,414,304	507,302
Angang Steel Co., Ltd.	551,244	355,625
Anhui Conch Cement Co., Ltd. (Class H) (b)	962,250	3,302,541
Baidu, Inc. ADR (a)	62,276	11,633,780
Bank of China, Ltd. (Class H)	13,720,466	6,142,951
Bank of Communications Co., Ltd. (Class H) (a)	2,387,630	1,648,160
Brilliance China Automotive Holdings, Ltd.	332,000	622,847
BYD Co., Ltd. (a)	123,800	711,618
China Citic Bank Corp., Ltd. (Class H) (b)	2,277,341	1,381,035
China Coal Energy Co., Ltd. (Class H) (b)	887,000	461,219
China Communications Construction Co., Ltd. (Class H)	944,000	633,365
China Construction Bank Corp. (a)	15,750,148	11,908,606
China COSCO Holdings Co., Ltd. (a)(b)	1,309,230	510,154
China Fangda Group Co., Ltd.	103,200	49,001
China Life Insurance Co., Ltd. (Class H)	1,898,708	4,973,165
China Longyuan Power Group Corp.	650,000	705,323
China Merchants Bank Co., Ltd. (Class H) (a)	1,409,760	2,779,375
China Merchants Property Development Co., Ltd.	604,626	837,077
China Minsheng Banking Corp., Ltd. (Class H) (b)	1,191,600	1,079,310
China National Building Material Co., Ltd. (Class H) (b)	568,000	500,550
China Oilfield Services, Ltd.	376,557	905,639
China Pacific Insurance Group Co., Ltd.	219,400	774,235
China Petroleum & Chemical Corp. (Class H)	6,743,726	6,430,179
China Railway Construction Corp., Ltd. (Class H) (b)	326,000	286,867
China Railway Group, Ltd. (Class H)	939,000	459,181
China Shenhua Energy Co., Ltd. (Class H) (a)	1,069,040	3,089,731
China Shipping Container Lines Co., Ltd. (a)(b)	5,043,339	1,301,448
China Shipping Development Co., Ltd. (a)(b)	837,215	490,424
China Telecom Corp., Ltd. (Class H)	5,069,320	2,478,949
Ctrip.com International, Ltd. ADR (a)	69,096	4,424,908
Dongfeng Motor Group Co., Ltd. (Class H)	620,468	1,111,188
Great Wall Motor Co., Ltd. (Class H) (b)	96,000	356,732
Guangzhou Automobile Group Co., Ltd. (Class H)	1,160,032	1,344,080
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	794,176	980,635
Hengan International Group Co., Ltd.	69,500	731,735
Huaneng Power International, Inc. (Class H) (a)	1,738,472	1,962,702
Huangshan Tourism Development Co., Ltd.	27,300	32,678
Industrial & Commercial Bank of China (Class H)	12,209,138	7,718,977
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	559,010	715,533
Jiangsu Expressway Co., Ltd. (Class H) (b)	1,668,299	1,973,885
Jiangsu Future Land Co., Ltd.	164,103	77,128
Jiangxi Copper Co., Ltd. (Class H) (b)	755,578	1,195,222
Konka Group Co., Ltd.	235,300	87,437
Lao Feng Xiang Co., Ltd.	80,600	208,754
Livzon Pharmaceutical Group, Inc. (Class H) (a)	13,500	74,900
Luthai Textile Co., Ltd.	66,000	88,734
Maanshan Iron & Steel (a)(b)	1,424,971	296,013
Mindray Medical International, Ltd. ADR (b)	15,929	501,764
NetEase, Inc. ADR	47,936	3,756,265
New Oriental Education & Technology Group, Inc. ADR (b)	19,350	514,130
PetroChina Co., Ltd. (Class H)	5,509,208	6,959,059
PICC Property & Casualty Co., Ltd. (Class H)	694,211	1,051,570
Ping An Insurance Group Co. of China, Ltd. (Class H)	440,364	3,409,116
Semiconductor Manufacturing International Corp. (a)(b)	10,695,837	924,631
SGSB Group Co., Ltd. (a)	106,600	59,056
Shandong Luoxin Pharmacy Stock Co., Ltd.	40,000	57,701
Shandong Weigao Group Medical Polymer Co., Ltd.	104,000	101,580
Shanghai Electric Group Co., Ltd. (Class H) (a)	2,440,418	982,421
Shanghai Highly Group Co., Ltd.	142,300	75,988
Shenzhou International Group Holdings, Ltd. (b)	26,000	88,731
Sina Corp. (a)(b)	19,526	971,809
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	2,604,878	725,972
Sinopharm Group Co. (b)	67,200	185,984
Sohu.com, Inc. (a)	5,505	317,583
Tencent Holdings, Ltd.	875,470	13,351,727
Tingyi Cayman Islands Holding Corp.	840,383	2,352,966
Tong Ren Tang Technologies Co., Ltd.	36,000	52,581
Want Want China Holdings, Ltd.	1,475,000	2,120,098
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	958,882	725,006
Youku Tudou, Inc. ADR (a)(b)	1,862	44,427
Zhaojin Mining Industry Co., Ltd.	67,500	38,582
Zijin Mining Group Co., Ltd. (Class H) (b)	2,126,685	482,941

		132,677,673

HONG KONG — 8.4%
Agile Property Holdings, Ltd.	1,628,088	1,146,962

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Beijing Enterprises Holdings, Ltd.	106,000	$1,003,193
Belle International Holdings, Ltd.	574,000	636,926
C.banner International Holdings, Ltd.	244,000	80,910
Cecep Costin New Materials Group, Ltd.	12,000	4,707
Changshouhua Food Co., Ltd. (b)	107,000	105,062
China Everbright International, Ltd.	154,000	220,160
China Haidian Holdings, Ltd. (a)	610,000	76,345
China Mengniu Dairy Co., Ltd.	418,390	1,935,304
China Merchants Holdings International Co., Ltd.	511,573	1,597,356
China Mobile, Ltd.	1,107,136	10,742,306
China Overseas Land & Investment, Ltd. (b)	1,293,084	3,136,630
China Resources Enterprise, Ltd. (b)	518,746	1,439,037
China Resources Land, Ltd. (b)	437,355	800,182
China Resources Power Holdings Co., Ltd.	430,000	1,220,590
China Unicom (Hong Kong), Ltd.	1,188,172	1,836,601
China Yurun Food Group, Ltd. (a)(b)	254,659	113,359
Citic Pacific, Ltd. (b)	281,000	492,362
CNOOC, Ltd.	3,417,249	6,137,543
COSCO Pacific, Ltd.	706,030	978,377
Evergrande Real Estate Group, Ltd. (b)	220,000	85,441
Geely Automobile Holdings, Ltd. (b)	100,000	35,224
GOME Electrical Appliances Holding, Ltd. (b)	947,322	155,232
Huabao International Holdings, Ltd. (b)	179,000	106,009
Kingboard Chemical Holdings, Ltd.	166,200	342,678
Kunlun Energy Co., Ltd. (b)	556,000	916,821
Lenovo Group, Ltd. (b)	2,651,703	3,619,839
Lijun International Pharmaceutical Holding, Ltd.	224,000	86,128
NVC Lighting Holdings, Ltd.	154,000	34,574
Prince Frog International Holdings, Ltd.	117,000	29,437
Sino Biopharmaceutical, Ltd.	240,000	194,469
Sino-Ocean Land Holdings, Ltd. (b)	1,181,211	598,961
Skyworth Digital Holdings, Ltd. (b)	168,763	80,567
Sunac China Holdings, Ltd.	158,000	89,495
Sunny Optical Technology Group Co., Ltd.	50,000	70,707
TCL Multimedia Technology Holdings, Ltd. (a)(b)	66,000	23,078
Tonly Electronics Holdings, Ltd.	4,800	3,716
Yingde Gases	69,000	74,873

		40,251,161

INDIA — 16.9%
Anant Raj, Ltd. (a)	82,730	103,645
Apollo Hospitals Enterprise, Ltd.	149,853	2,479,196
Axis Bank, Ltd.	5,311	169,441
Bharat Heavy Electricals, Ltd.	302,230	1,257,763
Bharti Airtel, Ltd. (a)	501,752	2,810,545
Cipla, Ltd.	245,483	1,787,706
DLF, Ltd.	97,068	347,069
Dr Reddy’s Laboratories, Ltd.	11,046	481,923
GAIL India, Ltd.	72,610	559,017
Godrej Industries, Ltd.	28,387	172,578
Gujarat Mineral Development Corp., Ltd.	66,879	187,644
HDFC Bank, Ltd.	407,735	5,569,452
Hero Motocorp, Ltd.	19,395	849,597
Hindalco Industries, Ltd.	166,921	455,706
Hindustan Unilever, Ltd.	320,552	3,306,250
Hindustan Zinc, Ltd.	520,409	1,447,575
Housing Development & Infrastructure, Ltd. (a)	15,266	25,623
Housing Development Finance Corp., Ltd. (a)	231,507	3,820,472
ICICI Bank, Ltd.	199	4,692
ICICI Bank, Ltd. ADR (a)	74,907	3,737,859
Idea Cellular, Ltd.	683,333	1,504,821
IDFC, Ltd.	29,080	65,321
IIFL Holdings, Ltd.	167,179	352,036
Indiabulls Housing Finance, Ltd.	155,648	983,524
Indiabulls Real Estate, Ltd.	25,181	41,825
Indian Hotels Co., Ltd.	802,070	1,388,237
Indian Oil Corp., Ltd.	112,871	646,693
Infosys, Ltd. (b)	119,653	6,433,742
ITC, Ltd. GDR (a)	419,652	2,269,478
IVRCL Infrastructures & Projects, Ltd. (a)	59,886	26,436
Jaiprakash Associates, Ltd.	30,153	38,703
Jindal Steel & Power, Ltd.	80,353	430,923
JSW Steel, Ltd.	22,009	452,585
Lanco Infratech, Ltd. (a)	281,017	57,002
Larsen & Toubro, Ltd. GDR	47,675	1,338,237
Mahindra & Mahindra, Ltd.	148,752	2,837,282
NTPC, Ltd.	217,917	565,943
Oil & Natural Gas Corp., Ltd.	453,315	3,202,110
Reliance Capital, Ltd.	50,473	550,927
Reliance Communications, Ltd.	303,426	738,070
Reliance Industries, Ltd. GDR (c)	206,964	6,964,339
Reliance Infrastructure, Ltd.	100,260	1,289,402
Sesa Sterlite, Ltd.	225,922	1,098,151
Siemens India, Ltd.	103,424	1,643,830
State Bank of India	27,704	1,237,341
Steel Authority of India, Ltd.	310,430	490,071
Sun Pharmaceutical Industries, Ltd.	166,294	1,902,103
Suzlon Energy, Ltd. (a)	191,121	90,087
Tata Consultancy Services, Ltd.	124,068	5,003,151
Tata Motors, Ltd.	442,326	3,171,921
Tata Steel, Ltd.	51,789	454,989
Unitech, Ltd. (a)	187,351	105,131
United Spirits, Ltd.	16,579	660,472
Wipro, Ltd. ADR (b)	174,663	2,076,743
Zee Entertainment Enterprises, Ltd.	344,752	1,682,060

		81,367,439

INDONESIA — 5.0%
Ace Hardware Indonesia Tbk PT	3,014,400	223,760
Adaro Energy Tbk PT	3,972,500	393,731
Agung Podomoro Land Tbk PT	918,500	21,694
AKR Corporindo Tbk PT	167,800	61,288
Alam Sutera Realty Tbk PT	804,000	29,976
Astra International Tbk PT	4,340,400	2,663,552
Bank Central Asia Tbk PT	2,809,696	2,607,057
Bank Mandiri Tbk PT	1,834,405	1,504,816
Bank Rakyat Indonesia Persero Tbk PT	5,129,396	4,467,399
Bekasi Fajar Industrial Estate Tbk PT	1,449,900	51,612

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Bumi Resources Tbk PT (a)	4,974,564	$71,335
BW Plantation Tbk PT	482,300	50,040
Charoen Pokphand Indonesia Tbk PT	474,400	150,864
Ciputra Property Tbk PT	562,300	32,965
Ciputra Surya Tbk PT	573,000	101,501
Citra Marga Nusaphala Persada Tbk PT (a)	387,800	113,020
Garda Tujuh Buana Tbk PT (a)	127,500	2,323
Garuda Indonesia Tbk PT (a)	4,423,300	157,455
Global Mediacom Tbk PT	449,200	80,519
Gudang Garam Tbk PT	128,400	579,452
Indocement Tunggal Prakarsa Tbk PT	438,125	833,380
Indomobil Sukses Internasional Tbk PT	97,400	41,285
Indosat Tbk PT	970,148	301,560
Intiland Development Tbk PT	1,595,100	58,799
Kalbe Farma Tbk PT	1,276,600	178,756
Kawasan Industri Jababeka Tbk PT	8,152,437	152,665
Lippo Cikarang Tbk PT (a)	413,100	243,051
Lippo Karawaci Tbk PT	2,097,100	169,820
Matahari Putra Prima Tbk PT	577,400	152,204
Mayora Indah Tbk PT	92,200	228,653
Media Nusantara Citra Tbk PT	585,400	136,289
Metropolitan Land Tbk PT	2,640,000	90,190
Mitra Adiperkasa Tbk PT	102,600	41,369
MNC Investama Tbk PT	3,522,200	95,074
MNC Sky Vision Tbk PT	306,100	55,772
Modernland Realty Tbk PT (a)	7,225,500	248,062
Multistrada Arah Sarana Tbk PT (a)	1,159,200	30,410
Pakuwon Jati Tbk PT	2,884,600	84,920
Pembangunan Perumahan Persero PT Tbk	760,900	118,740
Perusahaan Gas Negara Persero Tbk PT	4,243,040	1,995,356
Ramayana Lestari Sentosa Tbk PT	815,600	80,838
Selamat Sempurna Tbk PT	754,200	282,785
Semen Indonesia Persero Tbk PT	701,100	891,529
Sigmagold Inti Perkasa Tbk PT (a)	1,595,200	61,494
Summarecon Agung Tbk PT (a)	1,092,500	104,596
Surya Citra Media Tbk PT	157,527	47,637
Surya Semesta Internusa Tbk PT	1,737,700	100,407
Telekomunikasi Indonesia Persero Tbk PT	10,951,570	2,277,150
Tiga Pilar Sejahtera Food Tbk	1,154,200	225,388
Tower Bersama Infrastructure Tbk PT	414,600	281,529
United Tractors Tbk PT	358,545	698,641
Wijaya Karya Persero Tbk PT	626,800	117,112
XL Axiata Tbk PT	135,800	58,421

		23,848,241

MALAYSIA — 6.1%
Aeon Credit Service M Bhd	55,400	275,706
AirAsia Bhd	76,800	55,011
Alliance Financial Group Bhd	1,511,710	2,222,134
Axiata Group Bhd	608,300	1,320,414
Bursa Malaysia Bhd	525,334	1,269,571
Carlsberg Brewery Malay Bhd	536,003	2,036,511
CB Industrial Product Holding Bhd	36,800	50,197
CIMB Group Holdings Bhd	516,187	1,176,733
ECM Libra Financial Group Bhd (a)	1,255,231	398,734
Genting Bhd	829,100	2,579,480
Genting Malaysia Bhd	736,500	963,345
IJM Corp. Bhd	1,087,540	2,269,236
IOI Corp. Bhd	1,442,796	2,358,978
IOI Properties Group Sdn Bhd (a)	658,497	516,790
K&N Kenanga Holdings Bhd (a)	73	17
Landmarks Bhd (a)	1,444,400	494,812
Lingkaran Trans Kota Holdings Bhd	79,100	95,334
Malayan Banking Bhd	607,898	1,860,990
Malaysian Airline System Bhd (a)	10,568,930	658,295
Maxis Bhd	497,600	1,046,029
OSK Holdings Bhd	1,645,225	917,145
Padini Holdings Bhd	86,700	53,192
PPB Group Bhd	140,600	662,935
Public Bank Bhd	233,200	1,422,004
Sime Darby Bhd	463,994	1,397,329
TAN Chong Motor Holdings Bhd	546,100	863,964
Tenaga Nasional Bhd	445,950	1,691,582
Wah Seong Corp. Bhd	1,451,311	854,244

		29,510,712

PHILIPPINES — 2.3%
Ayala Land, Inc.	4,947,475	3,456,998
Cebu Air, Inc.	79,670	104,036
Cebu Holdings, Inc.	1,198,600	141,416
First Gen Corp.	5,633,070	2,800,404
First Philippine Holdings Corp.	1,106,714	1,926,925
GMA Holdings, Inc.	223,900	37,958
Megawide Construction Corp. (a)	1,195,150	353,206
Philippine Long Distance Telephone Co.	31,019	2,123,362
Philweb Corp.	115,100	13,316
Puregold Price Club, Inc.	85,100	84,613

		11,042,234

TAIWAN — 28.1%
Acer, Inc. (a)	866,456	619,560
Advanced Semiconductor Engineering, Inc.	2,712,636	3,529,570
Asia Cement Corp.	1,417,719	1,942,016
Asustek Computer, Inc.	209,138	2,332,472
AU Optronics Corp. ADR (a)	239,981	1,005,520
Catcher Technology Co., Ltd.	265,539	2,476,811
Cathay Financial Holding Co., Ltd.	1,846,290	2,884,635
Chang Hwa Commercial Bank	3,709,073	2,298,140
China CBM Group Co. Ltd. (a)	128,000	10,735
China Development Financial Holding Corp.	4,516,272	1,485,357
China Steel Chemical Corp.	37,877	245,469
China Steel Corp.	2,905,476	2,442,476
Chinatrust Financial Holding Co., Ltd.	4,597,662	3,064,287
Chunghwa Picture Tubes, Ltd. (a)	1,637,368	101,451
Chunghwa Telecom Co., Ltd.	766,268	2,468,852
Coland Holdings, Ltd.	47,411	123,061
Compal Electronics, Inc.	1,955,431	1,597,981
Delta Electronics, Inc.	597,893	4,355,339
Epistar Corp. (a)	269,170	667,110
Everlight Electronics Co., Ltd.	233,996	603,446
Far Eastern New Century Corp.	2,006,370	2,160,386
First Financial Holding Co., Ltd	3,058,860	1,966,981
Formosa Chemicals & Fibre Corp.	1,030,691	2,609,694
Formosa Petrochemical Corp.	370,000	964,097
Formosa Plastics Corp.	1,548,137	4,137,629
Foxconn Technology Co., Ltd.	477,307	1,157,379
Fubon Financial Holding Co., Ltd.	2,269,998	3,280,542

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Hon Hai Precision Industry Co., Ltd.	2,579,808	$8,640,257
HTC Corp.	171,710	793,622
Hua Nan Financial Holdings Co., Ltd.	2,828,864	1,771,711
Innolux Corp. (a)	223,928	104,997
King Yuan Electronics Co., Ltd.	2,736,898	2,571,170
Largan Precision Co., Ltd.	48,710	3,882,705
Lite-On Technology Corp.	844,681	1,410,253
Macronix International Co., Ltd. (a)	1,981,374	488,409
MediaTek, Inc.	299,219	5,060,808
Mega Financial Holding Co., Ltd.	2,741,986	2,282,080
Motech Industries, Inc. (a)	153,507	245,237
Nan Ya Plastics Corp.	1,535,759	3,698,207
Novatek Microelectronics Corp.	229,062	1,127,742
Pegatron Corp.	476,630	909,904
Powertech Technology, Inc.	524,518	948,623
ProMOS Technologies, Inc. (a)(d)	1,135,850	0
Quanta Computer, Inc.	1,170,194	3,409,702
Realtek Semiconductor Corp.	440,161	1,394,575
Shin Kong Financial Holding Co., Ltd.	3,198,261	986,536
Siliconware Precision Industries Co.	1,034,745	1,699,854
SinoPac Financial Holdings Co., Ltd.	3,728,495	1,679,558
Synnex Technology International Corp.	300,000	505,392
Tainan Enterprises Co., Ltd.	1,016,567	1,077,579
Taishin Financial Holdings Co., Ltd.	4,060,150	2,080,524
Taiwan Cement Corp.	1,754,216	2,655,589
Taiwan FU Hsing Industrial Co., Ltd.	2,062,000	2,182,303
Taiwan Mobile Co., Ltd.	390,200	1,207,532
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	855,203	18,292,792
Tatung Co., Ltd. (a)	1,044,107	332,556
Tripod Technology Corp.	540,361	1,042,427
Uni-President Enterprises Corp.	2,097,943	3,766,151
United Integrated Services Co., Ltd.	1,519,000	1,699,196
United Microelectronics Corp. ADR (b)	805,515	1,941,291
Via Technologies, Inc. (a)	235,490	189,682
Walsin Lihwa Corp. (a)	687,000	245,045
Wistron Corp.	1,010,500	922,236
Yageo Corp.	3,118,900	2,219,728
Yuanta Financial Holding Co., Ltd.	2,349,823	1,271,004

		135,267,973

THAILAND — 4.8%
Advanced Info Service PCL	573,523	3,887,692
Bangkok Expressway PCL	2,133,342	2,464,961
BEC World PCL	44,800	67,293
Big C Supercenter PCL	7,200	45,256
Central Plaza Hotel PCL	69,500	79,233
CP ALL PCL	1,072,900	1,586,788
Electricity Generating PCL	536,446	2,289,255
IRPC PCL	4,335,339	451,500
Jasmine International PCL	470,600	120,351
Kasikornbank PCL	260,154	1,643,247
PTT Exploration & Production PCL	603,153	3,112,868
PTT PCL	327,926	3,213,079
Siam Global House PCL	183,755	74,736
Thai Beverage PCL (b)	915,000	455,060
Thai Oil PCL	620,805	994,665
The Siam Cement PCL NVDR	71,200	991,601
The Siam Commercial Bank PCL	343,397	1,751,108

		23,228,693

TOTAL COMMON STOCKS —
(Cost $420,733,054)		477,194,126

PREFERRED STOCKS — 0.0% (e)
INDIA — 0.0% (e)
Zee Entertainment Enterprises, Ltd. (Cost $32,553)	6,481,083	81,896

RIGHTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Public Bank Bhd (expiring 7/18/14) (a) (Cost $0)	23,320	39,944

SHORT TERM INVESTMENTS — 5.1%
UNITED STATES — 5.1%
MONEY MARKET FUNDS — 5.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	21,881,060	21,881,060
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	2,641,605	2,641,605

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,522,665)		24,522,665

TOTAL INVESTMENTS — 104.3%
(Cost $445,288,272)		501,838,631
OTHER ASSETS & LIABILITIES — (4.3)%		(20,582,690)

NET ASSETS — 100.0%		$481,255,941

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.5% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	16.7%
Oil, Gas & Consumable Fuels	9.5
Semiconductors & Semiconductor Equipment	8.2
Internet Software & Services	6.3
Wireless Telecommunication Services	5.5
Electronic Equipment, Instruments & Components	4.6
Technology Hardware, Storage & Peripherals	4.0
Automobiles	3.2
Insurance	2.9
Food Products	2.9
Real Estate Management & Development	2.8
IT Services	2.7
Chemicals	2.5
Construction Materials	2.4
Metals & Mining	2.2
Independent Power and Renewable Electricity Producers	2.1
Diversified Telecommunication Services	1.9
Construction & Engineering	1.5
Transportation Infrastructure	1.4
Industrial Conglomerates	1.3
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.1
Pharmaceuticals	1.1
Electric Utilities	1.0
Thrifts & Mortgage Finance	1.0
Internet & Catalog Retail	0.9
Household Products	0.7
Capital Markets	0.7
Food & Staples Retailing	0.6
Beverages	0.6
Tobacco	0.6
Electrical Equipment	0.6
Health Care Providers & Services	0.5
Gas Utilities	0.5
Marine	0.5
Building Products	0.5
Media	0.4
Energy Equipment & Services	0.4
Airlines	0.3
Textiles, Apparel & Luxury Goods	0.2
Specialty Retail	0.2
Machinery	0.2
Household Durables	0.2
Personal Products	0.2
Health Care Equipment & Supplies	0.1
Diversified Consumer Services	0.1
Auto Components	0.1
Consumer Finance	0.1
Commercial Services & Supplies	0.1
Multiline Retail	0.0 ***
Trading Companies & Distributors	0.0 ***
Short Term Investments	5.1
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
CHINA — 8.4%
51job, Inc. ADR (a)	201	$13,258
Anhui Expressway Co., Ltd.	16,000	9,806
BYD Electronic International Co., Ltd. (b)	13,000	11,121
China Galaxy Securities Co., Ltd. Class H	24,000	15,514
China Huiyuan Juice Group, Ltd. (a)	11,000	5,337
China Lesso Group Holdings, Ltd.	18,000	9,638
China National Accord Medicines Corp., Ltd.	1,600	7,009
China SCE Property Holdings, Ltd.	24,000	5,109
China Shanshui Cement Group, Ltd. (b)	22,000	7,749
China Suntien Green Energy Corp., Ltd. (Class H)	28,000	9,104
China Vanadium Titano — Magnetite Mining Co., Ltd.	24,000	2,508
Coolpad Group, Ltd.	32,000	8,836
Dongyue Group (b)	12,000	5,001
E-Commerce China Dangdang, Inc. ADR (a)	806	10,784
E-House China Holdings, Ltd. ADR	983	8,503
First Tractor Co., Ltd. (b)	20,000	13,109
Giant Interactive Group, Inc. ADR	1,611	19,074
Hangzhou Steam Turbine Co.	6,200	7,168
Harbin Electric Co., Ltd.	8,000	4,851
Home Inns & Hotels Management, Inc. ADR (a)	195	6,675
Huangshan Tourism Development Co., Ltd.	5,600	6,703
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	20,000	6,013
Jiangsu Future Land Co., Ltd.	16,900	7,943
Lonking Holdings, Ltd. (b)	28,000	4,805
MIE Holdings Corp. (b)	20,000	3,690
Peak Sport Products Co., Ltd.	14,000	3,414
Ports Design, Ltd.	4,000	1,806
Renhe Commercial Holdings Co., Ltd. (a)(b)	116,000	5,463
Renren, Inc. ADR (a)	1,088	3,634
REXLot Holdings, Ltd. (b)	101,322	11,897
Shanghai Chlor-Alkali Chemical Co., Ltd.	13,700	6,055
Shanghai Dajiang Group, Class B (a)	19,300	6,929
Shanghai Diesel Engine Co., Ltd. Class B	7,120	4,742
Shanghai Haixin Group Co. (a)	11,700	5,288
Shenguan Holdings Group, Ltd. (b)	16,000	6,751
Sinopec Engineering Group Co., Ltd.	26,000	29,253
TCL Communication Technology Holdings, Ltd.	8,000	9,682
Trina Solar, Ltd. ADR (a)	1,007	12,920
WuXi PharmaTech Cayman, Inc. ADR (a)	693	22,772
Zhejiang Southeast Electric Power Co. (a)	1,517	979
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	54,000	30,448

		371,341

HONG KONG — 10.8%
361 Degrees International, Ltd. (b)	10,000	2,284
Ajisen China Holdings, Ltd.	8,000	6,214
Anxin-China Holdings, Ltd.	32,000	4,294
Asian Citrus Holdings, Ltd. (b)	8,171	1,834
Beijing Capital Land, Ltd.	24,000	7,680
Boshiwa International Holding, Ltd. (a)(b)(c)	32,000	0
CGN Mining Co., Ltd. (a)	30,000	2,980
Chailease Holding Co., Ltd.	400	1,006
China Dongxiang Group Co. (b)	40,000	7,535
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	16,000	10,652
China Lilang, Ltd.	8,000	5,099
China Lumena New Materials Corp. (b)(c)	27,260	2,198
China Medical System Holdings, Ltd.	17,500	21,428
China Metal Recycling Holdings, Ltd. (a)(c)	3,988	0
China Modern Dairy Holdings, Ltd. (a)(b)	38,000	14,954
China National Materials Co., Ltd.	16,000	2,849
China Oil and Gas Group, Ltd. (b)	40,000	7,380
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	40,000	3,613
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	42,000	9,050
China Shineway Pharmaceutical Group, Ltd.	6,000	10,529
China Travel International Investment Hong Kong, Ltd.	48,000	9,414
China Yurun Food Group, Ltd. (a)(b)	14,000	6,232
China ZhengTong Auto Services Holdings, Ltd.	10,000	5,600
Citic Resources Holdings, Ltd. (a)(b)	44,000	7,380
Comba Telecom Systems Holdings, Ltd. (a)(b)	12,000	3,824
Cosco International Holdings, Ltd.	16,000	6,565
Dah Chong Hong Holdings, Ltd. (b)	10,000	5,974
Digital China Holdings, Ltd.	8,000	7,225
Fufeng Group, Ltd.	14,200	5,332
Global Bio-Chem Technology Group Co., Ltd. (a)	28,000	1,210
Glorious Property Holdings, Ltd. (a)	36,000	5,017
GOME Electrical Appliances Holding, Ltd. (b)	114,730	18,800
Greatview Aseptic Packaging Co., Ltd.	14,000	9,574
Guangdong Land Holdings, Ltd.	16,000	3,076
Hanergy Solar Group, Ltd. (a)(b)	124,000	19,039
Hengdeli Holdings, Ltd. (b)	25,200	4,389
Hidili Industry International Development, Ltd. (a)	18,000	2,113
Hua Han Bio-Pharmaceutical Holdings, Ltd. (b)	33,280	6,742
Ju Teng International Holdings, Ltd.	12,000	8,624
Kaisa Group Holdings, Ltd.	28,000	8,309
Kingboard Laminates Holdings, Ltd.	13,000	4,948
Kingdee International Software Group Co., Ltd. (a)(b)	20,000	6,555
KWG Property Holding, Ltd. (b)	18,000	10,289
Li Ning Co., Ltd. (a)(b)	10,000	8,000
Minth Group, Ltd.	8,000	15,545
NetDragon Websoft, Inc. (b)	4,000	7,391
North Mining Shares Co., Ltd. (a)(d)	120,000	6,735
NVC Lighting Holdings, Ltd.	22,000	4,939
Pacific Online, Ltd.	10,000	5,497
Real Nutriceutical Group, Ltd. (b)	10,000	2,258
Sany Heavy Equipment International Holdings Co., Ltd. (a)(b)	12,000	2,663
Shenzhen Investment, Ltd.	330	106
Shougang Concord International Enterprises Co., Ltd. (a)	112,000	4,986

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Shougang Fushan Resources Group, Ltd. (b)	48,000	$9,847
Sinotrans Shipping, Ltd. (a)	25,000	7,161
Sinotrans, Ltd.	32,000	20,768
Sinotruk Hong Kong, Ltd.	11,000	5,478
Skyworth Digital Holdings, Ltd. (b)	20,445	9,760
Springland International Holdings, Ltd.	16,000	6,338
The United Laboratories International Holdings, Ltd. (a)	12,500	8,548
Tianjin Port Development Holdings, Ltd.	48,000	7,556
Tianneng Power International, Ltd.	12,000	4,521
United Energy Group, Ltd. (a)(b)	48,000	7,122
VODone, Ltd. (a)	39,200	3,540
Wasion Group Holdings, Ltd.	12,000	9,011
West China Cement, Ltd.	44,000	4,088
Winsway Coking Coal Holding, Ltd. (a)(b)	28,000	1,445
Yingde Gases (b)	16,000	17,362
Yip’s Chemical Holdings, Ltd.	8,241	5,359
Yuexiu Transport Infrastructure, Ltd.	12,000	6,844

		480,678

INDIA — 16.4%
Amtek Auto, Ltd.	2,571	10,511
Apollo Hospitals Enterprise, Ltd.	728	12,044
Arvind, Ltd.	3,431	13,334
Aurobindo Pharma, Ltd.	2,559	31,521
Bajaj Holdings and Investment, Ltd.	632	13,358
Bharat Forge, Ltd.	1,936	20,150
Bhushan Steel, Ltd.	1,321	8,533
Biocon, Ltd.	1,164	10,272
Coromandel International, Ltd. (a)	4,851	20,845
Crompton Greaves, Ltd.	2,411	8,045
Dewan Housing Finance Corp., Ltd.	1,413	8,521
Dish TV India, Ltd. (a)	6,037	5,987
Era Infra Engineering, Ltd. (a)	1,036	467
Fortis Healthcare, Ltd. (a)	3,119	6,324
Gateway Distriparks, Ltd.	1,042	3,987
GMR Infrastructure, Ltd.	17,268	9,891
Godrej Industries, Ltd.	1,134	6,894
Hexaware Technologies, Ltd.	1,681	4,423
Housing Development & Infrastructure, Ltd. (a)	4,340	7,285
IDFC, Ltd.	18,634	41,856
IFCI, Ltd.	13,042	9,129
IIFL Holdings, Ltd.	3,738	7,871
India Cements, Ltd.	3,868	7,676
Indiabulls Housing Finance, Ltd.	2,630	16,619
Indiabulls Real Estate, Ltd.	5,284	8,777
Indian Hotels Co., Ltd.	9,204	15,931
Jain Irrigation Systems, Ltd.	3,259	6,483
JSW Energy, Ltd.	7,408	10,389
JSW Steel, Ltd.	2,135	43,903
Jubilant Foodworks, Ltd. (a)	203	4,414
Mahindra & Mahindra Financial Services, Ltd.	3,717	17,431
Manappuram Finance, Ltd.	4,295	1,682
MAX India, Ltd.	1,583	7,587
McLeod Russel India, Ltd.	1,337	7,058
Motherson Sumi Systems, Ltd.	3,109	16,761
Mphasis, Ltd.	1,108	7,841
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	1,446	1,643
Piramal Healthcare, Ltd.	997	11,490
PTC India, Ltd.	6,743	10,595
Punj Lloyd, Ltd. (a)	3,626	3,081
Rajesh Exports, Ltd.	2,939	9,184
REI Agro, Ltd.	11,603	1,109
Rolta India, Ltd.	17,994	33,643
Shriram Transport Finance Co., Ltd.	2,761	41,547
Sintex Industries, Ltd.	5,290	8,642
Strides Arcolab, Ltd.	143	1,486
Suzlon Energy, Ltd. (a)	14,572	6,869
Tata Chemicals, Ltd.	890	5,088
Tata Global Beverages, Ltd.	3,842	11,035
Tata Motors, Ltd. Class A	11,882	58,230
Thermax, Ltd.	848	13,239
Unitech, Ltd. (a)	17,972	10,085
UPL, Ltd.	3,955	22,453
Videocon Industries, Ltd.	1,327	4,075
Voltas, Ltd.	3,575	12,961
Welspun Corp., Ltd.	3,963	5,752
Yes Bank, Ltd.	2,738	24,630

		730,637

INDONESIA — 5.0%
Ace Hardware Indonesia Tbk PT	90,700	6,733
AKR Corporindo Tbk PT	14,100	5,150
Alam Sutera Realty Tbk PT	151,100	5,634
Aneka Tambang Persero Tbk PT	41,400	3,806
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	114,800	7,989
Bank Tabungan Negara Tbk PT	31,024	2,722
Bisi International PT	27,200	1,193
Borneo Lumbung Energi & Metal Tbk PT (a)	147,000	1,203
Bumi Resources Tbk PT (a)	183,400	2,630
Bumi Serpong Damai PT	86,600	10,848
Ciputra Development Tbk PT	131,900	10,292
Energi Mega Persada Tbk PT (a)	447,200	3,546
Gajah Tunggal Tbk PT	27,200	4,199
Garda Tujuh Buana Tbk PT (a)	5,500	100
Garuda Indonesia Tbk PT (a)	112,800	4,015
Global Mediacom Tbk PT	94,700	16,975
Harum Energy Tbk PT (a)	9,100	1,785
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	40,400	4,567
Indika Energy Tbk PT	31,200	1,658
Indomobil Sukses Internasional Tbk PT	10,100	4,281
Japfa Comfeed Indonesia Tbk PT	80,600	8,295
Kawasan Industri Jababeka Tbk PT	269,529	5,047
Matahari Putra Prima Tbk PT	39,300	10,360
Mayora Indah Tbk PT	5,917	14,674
Medco Energi Internasional Tbk PT	25,200	7,546
Mitra Adiperkasa Tbk PT	12,100	4,879
MNC Investama Tbk PT	225,600	6,090
Pakuwon Jati Tbk PT	311,300	9,164
Pembangunan Perumahan Persero PT Tbk	72,600	11,329
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	45,300	8,846
Ramayana Lestari Sentosa Tbk PT	51,400	5,094
Sentul City Tbk PT (a)	220,600	1,972
Summarecon Agung Tbk PT (a)	151,100	14,466
Surya Semesta Internusa Tbk PT	45,300	2,617
Timah Tbk PT	59,635	6,338

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Trada Maritime Tbk PT (a)(c)	54,400	$6,351

		222,394

JERSEY — 0.6%
WNS Holdings, Ltd. ADR (a)	4,303	25,414

MALAYSIA — 7.6%
Aeon Co. M Bhd	7,200	8,924
Berjaya Corp. Bhd	34,200	5,592
Berjaya Sports Toto Bhd	17,067	20,623
Boustead Holdings Bhd	4,600	7,406
Boustead Plantations Bhd (a)	900	454
Bursa Malaysia Bhd	8,200	19,817
CapitaMalls Malaysia Trust	12,300	5,669
Carlsberg Brewery Malay Bhd	1,600	6,079
Dialog Group Bhd	22,000	25,967
DRB-Hicom Bhd	3,200	2,202
Eastern & Oriental Bhd	12,700	10,877
Guinness Anchor Bhd	5,000	20,461
Hartalega Holdings Bhd	10,100	19,533
IGB Corp. Bhd	17,300	14,439
KNM Group Bhd (a)	1,885	531
Kossan Rubber Industries	12,100	13,943
KPJ Healthcare Bhd	18,243	19,203
Magnum Bhd	17,100	16,243
Malaysian Bulk Carriers Bhd	15,900	8,765
Malaysian Resources Corp. Bhd	17,300	9,213
Media Prima Bhd	13,900	11,169
MPHB Capital Bhd (a)	50	34
Oriental Holdings Bhd	5,000	12,006
Parkson Holdings Bhd (a)	7,738	6,217
Sunway Bhd	10,966	10,382
Sunway Real Estate Investment Trust	28,200	12,647
TAN Chong Motor Holdings Bhd	6,000	9,492
Top Glove Corp. Bhd	6,600	9,393
TSH Resources Bhd	8,200	9,474
United Plantations Bhd	800	6,971
UOA Development Bhd	10,300	6,640
Wah Seong Corp. Bhd	16,178	9,522

		339,888

PHILIPPINES — 4.3%
Belle Corp.	60,400	7,112
Cebu Air, Inc.	4,390	5,733
Cosco Capital, Inc. (a)	98,100	21,755
D&L Industries, Inc.	221,600	50,108
First Philippine Holdings Corp.	5,140	8,949
GMA Holdings, Inc.	47,030	7,973
Lepanto Consolidated Mining (a)	196,000	1,908
Megaworld Corp.	193,000	19,897
Nickel Asia Corp.	16,875	12,758
Philippine National Bank (a)	4,631	9,602
Rizal Commercial Banking Corp.	9,900	12,021
Robinsons Land Corp.	14,100	7,623
Security Bank Corp.	2,780	7,853
Semirara Mining Corp.	2,110	17,711

		191,003

SINGAPORE — 0.7%
Asian Pay Television Trust	42,000	26,279
Yanlord Land Group, Ltd. (b)	8,000	7,155

		33,434

TAIWAN — 38.6%
Ability Enterprise Co., Ltd.	6,000	4,381
Accton Technology Corp.	12,000	7,837
Acer, Inc. (a)	26,000	18,591
Adlink Technology, Inc.	3,600	9,597
AGV Products Corp. (a)	16,000	5,128
Airtac International Group	2,070	22,289
Alpha Networks, Inc.	6,000	4,662
Altek Corp.	6,000	5,596
AmTRAN Technology Co., Ltd.	6,000	4,521
Apex Biotechnology Corp.	2,025	4,273
Asia Polymer	7,800	6,766
Aten International Co., Ltd.	2,000	5,834
Bank of Kaohsiung	14,180	4,554
Basso Industry Corp.	6,000	8,842
BES Engineering Corp.	26,000	6,992
Capital Securities Corp.	34,000	13,038
Career Technology Co., Ltd.	4,000	6,096
Cathay No. 1 REIT	14,000	8,402
Cathay Real Estate Development Co., Ltd.	20,000	11,957
Charoen Pokphand Enterprise	10,000	9,696
Cheng Loong Corp.	16,000	6,940
Cheng Uei Precision Industry Co., Ltd.	4,059	7,953
Chicony Electronics Co., Ltd.	5,484	14,804
Chien Kuo Construction Co., Ltd.	8,000	3,604
Chin-Poon Industrial Co.	8,000	15,353
China Bills Finance Corp.	12,000	4,461
China Chemical & Pharmaceutical Co., Ltd.	10,000	7,820
China Manmade Fibers Corp. (a)	18,000	6,722
China Motor Corp.	6,000	5,988
China Steel Chemical Corp.	2,000	12,961
China Synthetic Rubber Corp.	6,000	6,008
Chipbond Technology Corp.	6,000	10,550
Chong Hong Construction Co., Ltd.	4,040	10,703
Chroma ATE, Inc.	4,000	11,200
Chung Hung Steel Corp. (a)	22,000	5,732
Clevo Co.	6,241	11,099
CMC Magnetics Corp. (a)	38,000	6,033
Coretronic Corp.	8,000	8,962
CTCI Corp.	4,000	6,926
CyberTAN Technology, Inc.	6,000	6,270
D-Link Corp.	8,000	5,305
Dynapack International Technology Corp.	2,000	5,948
E Ink Holdings, Inc. (a)	12,000	8,018
Eclat Textile Co., Ltd.	20	242
Elan Microelectronics Corp.	6,000	11,595
Elite Material Co., Ltd.	10,000	10,098
Elite Semiconductor Memory Technology, Inc. (a)	6,000	12,158
Entie Commercial Bank (a)	18,000	8,741
Epistar Corp. (a)	8,000	19,827
Eternal Materials Co., Ltd.	8,000	8,520
Eva Airways Corp. (a)	10,000	4,806
Evergreen Marine Corp., Ltd. (a)	16,000	8,735
Everlight Chemical Industrial Corp.	9,620	11,019
Everlight Electronics Co., Ltd.	4,000	10,315
Excelsior Medical Co., Ltd.	2,100	4,396
Far Eastern Department Stores, Ltd.	10,150	9,535
Far Eastern International Bank	31,474	11,595
Faraday Technology Corp.	6,000	8,319
Farglory Land Development Co., Ltd.	4,132	5,625

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Feng Hsin Iron & Steel Co., Ltd. (a)	4,000	$5,841
Feng TAY Enterprise Co., Ltd.	4,236	12,017
FLEXium Interconnect, Inc.	1,668	4,441
Formosa Taffeta Co., Ltd.	10,000	11,052
Formosan Rubber Group, Inc.	12,000	11,374
Formosan Union Chemical	7,700	3,778
FSP Technology, Inc.	6,000	6,501
G Tech Optoelectronics Corp.	2,000	2,318
GeoVision, Inc.	2,164	10,980
Gigabyte Technology Co., Ltd.	8,000	12,821
Gintech Energy Corp. (a)	4,000	4,220
Global Unichip Corp.	2,000	6,229
Gloria Material Technology Corp.	7,509	6,740
Goldsun Development & Construction Co., Ltd.	20,000	7,000
Grand Ocean Retail Group, Ltd.	2,000	4,120
Grand Pacific Petrochemical	14,000	8,768
Great Wall Enterprise Co.	6,346	7,726
HannStar Display Corp. (a)	24,000	9,847
Hey Song Corp.	4,250	4,783
Highwealth Construction Corp.	2,370	5,302
Hiwin Technologies Corp.	2,030	25,054
Ho Tung Chemical Corp.	16,232	7,366
Hong TAI Electric Industrial	24,000	9,083
Huaku Development Co., Ltd. (a)	4,080	9,770
Huang Hsiang Construction Co. (a)	2,000	3,071
I-Sheng Electric Wire & Cable Co., Ltd.	6,000	9,505
Ibase Technology, Inc.	4,147	9,375
Jess-Link Products Co., Ltd.	2,000	2,133
Kenda Rubber Industrial Co., Ltd.	2,134	4,574
Kerry TJ Logistics Co., Ltd.	6,000	8,139
King Yuan Electronics Co., Ltd.	16,000	15,031
King’s Town Bank	12,000	11,575
Kinpo Electronics	32,000	14,951
Kinsus Interconnect Technology Corp.	4,000	17,952
LCY Chemical Corp.	6,149	4,994
Lien Hwa Industrial Corp.	6,000	4,220
Lingsen Precision Industries, Ltd.	10,000	6,531
Long Bon International Co., Ltd. (a)	6,000	4,320
Lumax International Corp., Ltd.	2,391	5,750
Lung Yen Life Service Corp.	2,000	5,747
Macronix International Co., Ltd. (a)	41,519	10,234
Makalot Industrial Co., Ltd.	2,000	10,818
Masterlink Securities Corp.	20,000	7,134
Mercuries & Associates, Ltd.	4,376	2,924
Merida Industry Co., Ltd.	3,600	23,873
Micro-Star International Co., Ltd.	14,000	21,100
Microbio Co., Ltd. (a)	6,394	7,024
Mirle Automation Corp.	4,240	4,537
Motech Industries, Inc. (a)	4,000	6,390
Nan Kang Rubber Tire Co., Ltd. (a)	7,704	9,005
Nantex Industry Co., Ltd.	4,205	2,486
Neo Solar Power Corp. (a)	7,493	9,310
Nien Hsing Textile Co., Ltd.	8,155	8,262
Oriental Union Chemical Corp.	9,800	10,158
Pan-International Industrial Co., Ltd.	6,030	4,463
Phison Electronics Corp.	2,000	16,110
PixArt Imaging, Inc.	2,020	5,223
Portwell, Inc.	2,000	2,284
Powertech Technology, Inc.	6,000	10,851
President Securities Corp.	15,420	8,934
Prime Electronics Satellitics, Inc.	3,765	2,528
Prince Housing Development Corp.	13,155	5,904
Promate Electronic Co., Ltd.	4,000	5,325
Qisda Corp. (a)	22,000	7,958
Radiant Opto-Electronics Corp.	5,759	24,689
Realtek Semiconductor Corp.	6,100	19,327
RichTek Technology Corp.	2,000	12,225
Ritek Corp. (a)	38,000	5,982
Ruentex Industries, Ltd.	6,285	16,250
Sampo Corp.	14,000	5,674
Sanyang Industry Co., Ltd.	12,000	12,580
Senao International Co., Ltd. (a)	2,000	4,856
Shihlin Paper Corp. (a)	4,000	5,687
Shin Zu Shing Co., Ltd.	2,000	5,928
Shinkong Synthetic Fibers Corp.	28,000	10,034
Sigurd Microelectronics Corp. (a)	8,000	9,914
Silicon Integrated Systems Corp. (a)	10,000	3,282
Simplo Technology Co., Ltd.	3,729	23,105
Sinbon Electronics Co., Ltd.	10,000	16,277
Sinmag Bakery Machine Corp.	1,762	9,914
Sino-American Silicon Products, Inc. (a)	6,000	10,871
Sinon Corp.	14,000	8,698
Sinphar Pharmaceutical Co., Ltd.	4,000	7,449
Sintek Photronic Corp. (a)	10,000	2,984
Sinyi Realty Co.	2,271	4,092
Solar Applied Materials Technology Corp.	7,599	7,444
Solartech Energy Corp. (a)	4,233	3,353
Standard Foods Corp.	1,669	4,640
Systex Corp. (a)	4,000	7,663
Ta Chong Bank Co., Ltd. (a)	23,352	7,899
Taichung Commercial Bank	33,698	12,020
Tainan Enterprises Co., Ltd.	6,000	6,360
Tainan Spinning Co., Ltd.	16,120	10,501
Taisun Enterprise Co., Ltd. (a)	12,360	5,733
Taiwan Business Bank (a)	41,342	12,891
Taiwan Cogeneration Corp.	6,000	4,411
Taiwan Fire & Marine Insurance Co.	6,000	4,702
Taiwan Hon Chuan Enterprise Co., Ltd.	4,000	7,958
Taiwan Land Development Corp. (a)	15,430	5,814
Taiwan Secom Co., Ltd.	4,000	10,409
Taiwan Surface Mounting Technology Co., Ltd.	2,293	3,502
Tatung Co., Ltd. (a)	26,000	8,281
Teco Electric & Machinery Co., Ltd.	22,000	25,310
Test-Rite International Co.	8,246	6,021
Thye Ming Industrial Co., Ltd.	6,075	7,335
Tong Hsing Electronic Industries, Ltd.	2,000	10,784
Tong Yang Industry Co., Ltd.	6,321	8,606
Topco Scientific Co., Ltd.	4,039	8,049
Transcend Information, Inc.	4,000	13,732
Tripod Technology Corp.	6,000	11,575
TSRC Corp.	7,700	10,883
TTY Biopharm Co., Ltd.	1,739	5,341
Tung Ho Steel Enterprise Corp.	10,000	8,658
TXC Corp.	6,000	9,354
U-Ming Marine Transport Corp.	4,000	6,752
Unimicron Technology Corp.	14,000	13,551
Unity Opto Technology Co., Ltd. (a)	6,000	7,033
Unizyx Holding Corp. (a)	10,000	7,435
UPC Technology Corp.	11,608	5,073
USI Corp.	8,200	5,410

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Ve Wong Corp.	8,000	$5,975
Via Technologies, Inc. (a)	4,000	3,222
Visual Photonics Epitaxy Co., Ltd. (a)	2,008	2,307
Walsin Lihwa Corp. (a)	42,000	14,981
Wan Hai Lines, Ltd.	12,000	6,149
Waterland Financial Holdings Co., Ltd.	25,524	8,104
Wei Chuan Food Corp.	6,000	9,063
Weikeng Industrial Co., Ltd.	2,000	1,732
Win Semiconductors Corp.	6,000	6,109
Winbond Electronics Corp. (a)	40,000	16,076
Wintek Corp. (a)	16,000	5,466
Wistron NeWeb Corp.	4,161	10,229
WPG Holdings, Ltd.	20,000	27,530
Yageo Corp.	18,100	12,882
Yang Ming Marine Transport Corp. (a)	14,000	5,627
Yieh Phui Enterprise Co., Ltd. (a)	18,180	5,815
Yuen Foong Yu Paper Manufacturing Co., Ltd.	18,000	8,530
Yungtay Engineering Co., Ltd.	4,000	9,512
Zenitron Corp.	2,000	1,263
Zinwell Corp.	6,000	6,822

		1,713,467

THAILAND — 6.7%
Bangkok Chain Hospital PCL	42,073	10,695
Bangkok Expressway PCL	10,532	12,169
Bumrungrad Hospital PCL	5,786	20,859
Dynasty Ceramic PCL	4,566	8,195
Esso Thailand PCL NVDR (a)	20,900	3,896
IRPC PCL NVDR	372,300	38,773
Jasmine International PCL NVDR	48,700	12,455
Kiatnakin Bank PCL NVDR	7,000	9,490
MBK PCL NVDR	16,000	7,198
Precious Shipping PCL	12,074	9,077
Pruksa Real Estate PCL	17,251	15,547
Robinson Department Store PCL NVDR	13,900	24,412
Siam Global House PCL NVDR	16,703	6,793
Sri Trang Agro-Industry PCL	11,366	4,973
Thai Airways International PCL (a)	9,338	4,258
Thai Stanley Electric PCL NVDR	1,400	9,835
Thai Union Frozen Products PCL NVDR	10,100	20,228
Thai Vegetable Oil PCL	8,507	5,898
Thai Vegetable Oil PCL NVDR	40,400	28,008
Thanachart Capital PCL	5	5
Thoresen Thai Agencies PCL (a)	23,079	14,578
Tisco Financial Group PCL	7,969	10,067
TTW PCL	55,504	18,470

		295,879

TOTAL COMMON STOCKS —
(Cost $3,899,035)		4,404,135

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
KPJ Healthcare Bhd (expiring 01/23/19) (a)	786	147
Malaysian Resources Corp. Bhd (expiring 09/16/18) (a)	2,867	223

		370

THAILAND — 0.0% (e)
Bangkokland PCL, NVDR (expiring 07/02/18) (a)	24,444	301

TOTAL WARRANTS —
(Cost $366)		671

SHORT TERM INVESTMENTS — 4.8%
UNITED STATES — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	169,328	169,328
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	44,138	44,138

TOTAL SHORT TERM INVESTMENTS —
(Cost $213,466)		213,466

TOTAL INVESTMENTS — 103.9%
(Cost $4,112,867)		4,618,272
OTHER ASSETS & LIABILITIES — (3.9)%		(174,502)

NET ASSETS — 100.0%		$4,443,770

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	7.9%
Real Estate Management & Development	7.5
Chemicals	6.7
Electronic Equipment, Instruments & Components	6.4
Food Products	4.7
Machinery	3.7
Banks	3.7
Metals & Mining	3.5
Technology Hardware, Storage & Peripherals	3.3
Pharmaceuticals	3.1
Textiles, Apparel & Luxury Goods	3.0
Construction & Engineering	3.0
Auto Components	2.4
Oil, Gas & Consumable Fuels	2.4
Electrical Equipment	2.3
Automobiles	2.3
Hotels, Restaurants & Leisure	2.3
Diversified Financial Services	1.9
IT Services	1.9
Health Care Providers & Services	1.8
Multiline Retail	1.7
Media	1.7
Marine	1.6
Communications Equipment	1.6
Capital Markets	1.5
Household Durables	1.4
Consumer Finance	1.3
Specialty Retail	1.2
Health Care Equipment & Supplies	1.0
Transportation Infrastructure	1.0
Software	0.8
Construction Materials	0.8
Beverages	0.7
Air Freight & Logistics	0.7
Building Products	0.6
Thrifts & Mortgage Finance	0.6
Containers & Packaging	0.6
Independent Power and Renewable Electricity Producers	0.5
Leisure Products	0.5
Food & Staples Retailing	0.5
Airlines	0.4
Paper & Forest Products	0.4
Water Utilities	0.4
Insurance	0.4
Trading Companies & Distributors	0.4
Industrial Conglomerates	0.3
Professional Services	0.3
Diversified Telecommunication Services	0.3
Personal Products	0.3
Distributors	0.2
Internet & Catalog Retail	0.2
Commercial Services & Supplies	0.2
Biotechnology	0.2
Energy Equipment & Services	0.2
Internet Software & Services	0.2
Electric Utilities	0.2
Gas Utilities	0.2
Diversified Consumer Services	0.1
Household Products	0.1
Short Term Investments	4.8
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Metal Recycling Holdings, Ltd., which was a Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, China Lumena New Materials Corp., which was a Level 3 and part of the Chemicals Industry, representing 0.05% of net assets, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets, North Mining Shares Co., Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.15% of net assets and Trada Maritime Tbk PT, which was Level 3 part of the Marine Industry, representing 0.14% of net assets (see accompanying Notes to Schedules of Investments).

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
RUSSIA — 99.1%
BANKS — 11.7%
Bank Otkritie Financial Corp. (a)	2,731	$33,591
Sberbank of Russia ADR (b)	129,440	1,316,405
Sberbank of Russia ADR (b)	106,119	1,074,986
VTB Bank OJSC GDR	246,185	600,691

		3,025,673

CHEMICALS — 3.2%
Phosagro OAO GDR	8,148	102,013
Uralkali OJSC GDR	31,247	720,243

		822,256

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Rostelecom OJSC ADR (a)	30,929	467,028

ELECTRIC UTILITIES — 1.7%
Federal Hydrogenerating Co. JSC ADR (a)	1,612	3,014
RusHydro JSC ADR (a)	221,981	425,094

		428,108

ENERGY EQUIPMENT & SERVICES — 1.3%
Eurasia Drilling Co., Ltd. GDR	7,425	233,887
TMK OAO GDR	9,851	95,555

		329,442

FOOD & STAPLES RETAILING — 6.2%
Magnit OJSC GDR	20,727	1,222,893
O’Key Group SA GDR	10,728	98,537
X5 Retail Group NV GDR (a)	12,847	277,367

		1,598,797

HOUSEHOLD DURABLES — 0.7%
PIK Group GDR (a)	73,414	176,194

INTERNET SOFTWARE & SERVICES — 3.6%
Mail.ru Group, Ltd. GDR (a)	7,385	260,321
Yandex NV (Class A) (a)	18,914	674,095

		934,416

MEDIA — 0.4%
CTC Media, Inc.	8,848	97,417

METALS & MINING — 8.5%
Evraz PLC	35,553	53,799
IRC, Ltd. (a)	168,000	14,523
Magnitogorsk Iron & Steel Works GDR (a)	21,170	55,465
Mechel OAO, ADR (a)(c)	18,696	40,944
MMC Norilsk Nickel OJSC ADR	64,208	1,271,961
Novolipetsk Steel OJSC GDR	10,291	144,589
Polymetal International PLC	18,825	186,207
Polyus Gold International, Ltd. (a)	72,280	231,109
Severstal GDR	24,774	201,289

		2,199,886

OIL, GAS & CONSUMABLE FUELS — 48.4%
Exillon Energy PLC (a)	21,037	53,955
Gazprom Neft JSC ADR	9,835	217,157
Gazprom OAO ADR (a)	533,131	4,646,237
Lukoil OAO ADR (b)	38,479	2,297,581
Lukoil OAO ADR (b)	15,760	942,763
NovaTek OAO GDR	9,271	1,153,312
Rosneft Oil Co. GDR (a)	129,099	944,359
Surgutneftegas OJSC ADR (a)	101,661	785,840
Surgutneftegas OJSC ADR Preference Shares (a)	54,835	452,937
Tatneft OAO ADR (a)	25,212	978,730

		12,472,871

PHARMACEUTICALS — 0.5%
Pharmstandard GDR (a)	13,746	126,463

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
AFI Development PLC, GDR (a)	75,561	54,026
Etalon Group, Ltd. GDR	18,510	82,148
LSR Group OJSC GDR	33,629	131,254

		267,428

ROAD & RAIL — 0.5%
Globaltrans Investment PLC GDR	12,347	141,373

TRANSPORTATION INFRASTRUCTURE — 0.3%
Novorossiysk Commercial Sea Trade Port PJSC GDR (a)	15,079	75,244

WIRELESS TELECOMMUNICATION SERVICES — 9.3%
MegaFon OAO GDR (a)	9,049	285,043
Mobile Telesystems OJSC ADR	59,673	1,177,945
Sistema JSFC GDR (a)	21,466	661,153
VimpelCom, Ltd. ADR	33,569	281,980

		2,406,121

TOTAL COMMON STOCKS —
(Cost $31,260,384)		25,568,717

SHORT TERM INVESTMENTS — 0.8%
UNITED STATES — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	177,425	177,425
State Street Navigator Securities Lending Prime Portfolio (e)(f)	19,748	19,748

TOTAL SHORT TERM INVESTMENTS —
(Cost $197,173)		197,173

TOTAL INVESTMENTS — 99.9% (g)
(Cost $31,457,557)		25,765,890
OTHER ASSETS & LIABILITIES — 0.1%		27,576

NET ASSETS — 100.0%		$25,793,466

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	A portion of the security was on loan at June 30, 2014.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co.	1,708,000	$965,252

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd.	1,002,000	650,301

AIRLINES — 0.7%
Air China, Ltd.	2,846,000	1,667,130
China Eastern Airlines Corp., Ltd. (a)(b)	2,860,000	881,947
China Southern Airlines Co., Ltd. (Class H) (b)	10,554,000	3,186,483

		5,735,560

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	652,000	1,266,926
Xinyi Glass Holdings Co., Ltd. (b)	1,502,000	881,780

		2,148,706

AUTOMOBILES — 2.4%
Brilliance China Automotive Holdings, Ltd.	2,858,000	5,361,735
BYD Co., Ltd. (a)	479,000	2,753,353
Dongfeng Motor Group Co., Ltd. (Class H)	2,835,300	5,077,702
Geely Automobile Holdings, Ltd. (b)	3,185,000	1,121,891
Great Wall Motor Co., Ltd. (Class H) (b)	872,500	3,242,176
Guangzhou Automobile Group Co., Ltd. (Class H)	2,198,637	2,547,467

		20,104,324

BANKS — 19.2%
Agricultural Bank of China, Ltd. (Class H)	21,627,000	9,543,355
Bank of China, Ltd. (Class H)	60,051,700	26,886,450
Bank of Chongqing Co. Ltd. (Class H)	870,000	573,613
Bank of Communications Co., Ltd. (Class H) (a)	7,008,824	4,838,131
China Citic Bank Corp., Ltd. (Class H) (b)	6,817,471	4,134,279
China Construction Bank Corp. (a)	68,901,623	52,096,165
China Merchants Bank Co., Ltd. (Class H) (a)	4,072,735	8,029,494
China Minsheng Banking Corp., Ltd. (Class H) (b)	5,338,800	4,835,701
Chongqing Rural Commercial Bank Co., Ltd. (Class H) (b)	1,350,000	623,585
Huishang Bank Corp. Ltd. (Class H) (a)(b)	5,275,000	2,375,344
Industrial & Commercial Bank of China (Class H)	68,498,789	43,306,956

		157,243,073

BEVERAGES — 0.5%
Tibet 5100 Water Resources Holdings, Ltd. (b)	1,725,000	592,038
Tsingtao Brewery Co., Ltd. (Class H) (b)	401,000	3,135,419

		3,727,457

CAPITAL MARKETS — 1.0%
China Cinda Asset Management Co. Ltd. (Class H) (a)(b)	8,743,000	4,343,101
China Everbright, Ltd.	418,000	561,982
CITIC Securities Co., Ltd. (Class H) (b)	754,000	1,663,590
Haitong Securities Co., Ltd. (Class H)	907,200	1,406,974

		7,975,647

CHEMICALS — 0.6%
China Bluechemical, Ltd. (Class H)	2,192,000	1,196,354
China Lumena New Materials Corp. (b)(c)	3,654,548	294,708
Huabao International Holdings, Ltd. (b)	1,481,000	877,095
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	3,613,999	1,007,211
Yingde Gases	1,207,000	1,309,730

		4,685,098

COMMERCIAL SERVICES & SUPPLIES — 0.3%
China Everbright International, Ltd. (b)	1,758,000	2,513,259

COMMUNICATIONS EQUIPMENT — 0.3%
China All Access Holdings, Ltd. (b)	2,518,000	1,036,395
ZTE Corp. (Class H) (b)	765,198	1,508,606

		2,545,001

CONSTRUCTION & ENGINEERING — 1.6%
China Communications Construction Co., Ltd. (Class H)	4,836,394	3,244,918
China Railway Construction Corp., Ltd. (Class H) (b)	2,048,875	1,802,929
China Railway Group, Ltd. (Class H) (b)	4,338,000	2,121,326
China Singyes Solar Technologies Holdings, Ltd. (a)	315,000	530,802
China State Construction International Holdings, Ltd.	1,752,000	3,074,339
China WindPower Group Ltd. (a)	4,470,000	357,584
Metallurgical Corp. of China, Ltd. (a)(b)	4,372,000	846,155
Sinopec Engineering Group Co., Ltd. (Class H)	1,181,000	1,328,755

		13,306,808

CONSTRUCTION MATERIALS — 1.1%
Anhui Conch Cement Co., Ltd. (Class H) (b)	1,307,000	4,485,759
BBMG Corp. (Class H)	768,000	495,461
China National Building Material Co., Ltd. (Class H) (b)	3,058,000	2,694,864
China Resources Cement Holdings, Ltd.	921,163	577,632
China Shanshui Cement Group, Ltd. (b)	1,638,000	576,973

		8,830,689

DIVERSIFIED CONSUMER SERVICES — 0.6%
New Oriental Education & Technology Group, Inc. ADR (b)	120,756	3,208,487

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

TAL Education Group, ADR (a)	49,488	$1,360,920

		4,569,407

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,043,000	761,692

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
China Communications Services Corp., Ltd. (Class H)	1,895,600	922,076
China Telecom Corp., Ltd. (Class H)	13,478,951	6,591,344
China Unicom (Hong Kong), Ltd.	4,215,805	6,516,524

		14,029,944

ELECTRICAL EQUIPMENT — 0.4%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,204,000	801,595
China Ming Yang Wind Power Group, Ltd. ADS (a)(b)	53,700	184,191
Shanghai Electric Group Co., Ltd. (Class H) (a)	3,416,000	1,375,153
Zhuzhou CSR Times Electric Co., Ltd. (Class H) (a)	441,000	1,340,011

		3,700,950

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
AAC Technologies Holdings, Inc. (b)	703,745	4,580,946
Anxin-China Holdings, Ltd.	2,540,000	340,836
Avic International Holdings, Ltd. (a)	1,762,000	661,573
Digital China Holdings, Ltd.	875,000	790,287
Ju Teng International Holdings, Ltd.	912,000	655,434
Kingboard Chemical Holdings, Ltd.	725,999	1,496,895
Shijiazhuang Baoshi Electronic Glass Co. Ltd. (Class B) (a)	2,121,000	1,286,226
Sunny Optical Technology Group Co., Ltd. (b)	408,000	576,965

		10,389,162

ENERGY EQUIPMENT & SERVICES — 0.6%
Anton Oilfield Services Group (b)	868,000	591,333
China Oilfield Services, Ltd.	1,307,900	3,145,568
Hilong Holding, Ltd.	613,000	304,509
Honghua Group, Ltd. (b)	1,216,000	301,241
SPT Energy Group, Inc.	884,000	465,362

		4,808,013

FOOD & STAPLES RETAILING — 0.7%
China Resources Enterprise, Ltd. (b)	1,309,854	3,633,624
Sun Art Retail Group Ltd. (b)	1,582,000	1,810,543
Wumart Stores, Inc. (b)	445,000	346,223

		5,790,390

FOOD PRODUCTS — 3.3%
Asian Citrus Holdings, Ltd.	323	73
Biostime International Holdings, Ltd.	166,000	920,991
China Agri-Industries Holdings, Ltd. (b)	1,913,600	728,370
China Huishan Dairy Holdings Co. Ltd. (a)(b)	3,205,000	703,000
China Huiyuan Juice Group, Ltd. (a)	861,000	417,705
China Mengniu Dairy Co., Ltd.	1,309,110	6,055,416
China Milk Products Group, Ltd. (a)(d)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,382,000	937,390
China Yurun Food Group, Ltd. (a)(b)	1,312,000	584,025
CP Pokphand Co.	3,916,000	449,688
Shenguan Holdings Group, Ltd. (b)	1,732,000	730,759
Tingyi Cayman Islands Holding Corp.	1,963,844	5,498,515
Uni-President China Holdings, Ltd. (b)	632,400	484,682
Want Want China Holdings, Ltd.	6,155,933	8,848,258
YuanShengTai Dairy Farm, Ltd. (a)(b)	2,185,000	346,765

		26,705,637

GAS UTILITIES — 0.9%
China Gas Holdings, Ltd.	1,914,000	3,971,062
China Oil and Gas Group, Ltd.	2,320,000	428,058
China Resources Gas Group, Ltd.	872,000	2,745,270

		7,144,390

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Mindray Medical International, Ltd. ADR (b)	84,021	2,646,661
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	1,728,000	1,687,790

		4,334,451

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Phoenix Healthcare Group Co. Ltd. (b)	415,000	625,417
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	726,200	1,510,428
Sinopharm Group Co., Ltd. (Class H) (b)	694,800	1,922,940

		4,058,785

HOTELS, RESTAURANTS & LEISURE — 0.4%
Ajisen China Holdings, Ltd.	436,000	338,658
China Travel International Investment Hong Kong, Ltd.	4,538,000	889,993
Home Inns & Hotels Management, Inc. ADR (a)	28,950	990,959
REXLot Holdings, Ltd. (b)	5,302,210	622,554
Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,332,187	354,088

		3,196,252

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	953,000	2,489,984
Hisense Kelon Electrical Holdings Co. Ltd. (Class H) (a)	313,000	367,506
Skyworth Digital Holdings, Ltd. (b)	1,689,878	806,744

		3,664,234

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd. (b)	2,137,000	479,769
Vinda International Holdings, Ltd. (b)	416,000	632,292

		1,112,061

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.8%
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	1,268,000	$566,075
China Datang Corp. Renewable Power Co., Ltd. (b)	2,095,000	264,904
China Longyuan Power Group Corp. (Class H)	2,291,000	2,485,992
China Power International Development, Ltd.	2,534,000	1,000,476
China Resources Power Holdings Co., Ltd.	1,748,112	4,962,159
Datang International Power Generation Co., Ltd. (Class H)	3,460,287	1,352,800
Huaneng Power International, Inc. (Class H) (a)	3,282,129	3,705,462
Huaneng Renewables Corp., Ltd. (Class H)	2,500,000	825,769

		15,163,637

INDUSTRIAL CONGLOMERATES — 1.1%
Beijing Enterprises Holdings, Ltd.	486,500	4,604,279
Citic Pacific, Ltd. (b)	1,624,000	2,845,539
Shanghai Industrial Holdings, Ltd.	652,000	1,985,355

		9,435,173

INSURANCE — 5.4%
China Life Insurance Co., Ltd. (Class H)	6,293,040	16,482,960
China Pacific Insurance Group Co., Ltd. (Class H)	1,491,600	5,263,667
China Taiping Insurance Holdings Co., Ltd. (a)	993,600	1,779,425
New China Life Insurance Co., Ltd. (Class H)	348,400	1,155,287
People’s Insurance Co. Group of China, Ltd. (Class H) (a)	4,932,000	1,947,257
PICC Property & Casualty Co., Ltd. (Class H)	3,295,742	4,992,292
Ping An Insurance Group Co. of China, Ltd. (Class H)	1,630,300	12,621,108

		44,241,996

INTERNET & CATALOG RETAIL — 1.4%
Ctrip.com International, Ltd. ADR (a)	113,095	7,242,604
E-Commerce China Dangdang, Inc. ADR (a)(b)	60,830	813,905
Qunar Cayman Islands, Ltd. ADR (a)(b)	8,400	239,820
Vipshop Holdings, Ltd. ADS (a)(b)	16,295	3,059,223

		11,355,552

INTERNET SOFTWARE & SERVICES — 16.5%
21Vianet Group, Inc. ADR (a)(b)	53,105	1,591,557
58.com Inc, ADR (a)	26,363	1,425,184
Baidu, Inc. ADR (a)	229,169	42,811,061
Bitauto Holdings, Ltd. ADR (a)	15,700	764,590
NetEase, Inc. ADR	67,424	5,283,345
Phoenix New Media, Ltd. ADR (a)	45,570	488,055
Qihoo 360 Technology Co., Ltd. ADR (a)	68,056	6,263,874
Sina Corp. (a)	61,330	3,052,394
Sohu.com, Inc. (a)	31,244	1,802,466
SouFun Holdings, Ltd. ADR	186,540	1,826,227
Tencent Holdings, Ltd.	4,356,915	66,446,980
Youku Tudou, Inc. ADR (a)(b)	107,188	2,557,506
YY, Inc. ADR (a)(b)	20,445	1,543,597

		135,856,836

IT SERVICES — 0.2%
AGTech Holdings Ltd. (a)	1,552,000	286,356
Hi Sun Technology China, Ltd. (a)	1,506,000	406,116
Travelsky Technology, Ltd. (b)	1,244,000	1,144,428

		1,836,900

MACHINERY — 1.5%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (Class H) (a)(b)	1,058,400	655,496
China Conch Venture Holdings Ltd.	478,500	1,053,270
China International Marine Containers Group Co., Ltd. (Class H)	609,200	1,174,327
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	2,686,000	578,764
CIMC Enric Holdings, Ltd.	652,000	858,077
CSR Corp., Ltd. (Class H) (b)	1,110,000	834,969
Guangzhou Shipyard International Co., Ltd. (Class H) (d)	252,000	446,751
Haitian International Holdings, Ltd.	663,000	1,548,356
Lonking Holdings, Ltd. (b)	2,729,000	468,310
Weichai Power Co., Ltd. (b)	542,920	2,098,028
Yangzijiang Shipbuilding Holdings, Ltd.	2,719,000	2,355,529

		12,071,877

MARINE — 0.4%
China COSCO Holdings Co., Ltd. (a)(b)	3,007,675	1,171,970
China Shipping Container Lines Co., Ltd. (a)(b)	3,911,500	1,009,374
China Shipping Development Co., Ltd. (a)(b)	1,467,800	859,808

		3,041,152

MEDIA — 0.1%
ChinaVision Media Group Ltd. (a)(b)	4,270,000	986,188

METALS & MINING — 1.5%
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	4,858,000	1,742,533
Angang Steel Co., Ltd. (b)	1,503,720	970,098
China Metal Recycling Holdings, Ltd. (a)(b)(c)	468,600	0
China Molybdenum Co., Ltd.	1,643,000	841,602
China Precious Metal Resources Holdings Co., Ltd. (a)	4,166,000	376,267
Hunan Non-Ferrous Metal Corp., Ltd. (a)	2,046,000	615,092
Jiangxi Copper Co., Ltd. (Class H) (b)	1,738,000	2,749,280
Maanshan Iron & Steel (a)(b)	3,518,000	730,803
MMG, Ltd.	1,480,000	443,025

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

North Mining Shares Co., Ltd. (a)(d)	10,290,000	$577,542
Shougang Fushan Resources Group, Ltd. (b)	3,180,000	652,384
Zhaojin Mining Industry Co., Ltd.	1,084,000	619,600
Zijin Mining Group Co., Ltd. (Class H) (b)	8,042,750	1,826,400

		12,144,626

MULTILINE RETAIL — 0.3%
Golden Eagle Retail Group, Ltd. (b)	732,120	888,895
Intime Retail Group Co., Ltd. (b)	824,500	722,336
Parkson Retail Group, Ltd. (b)	1,747,000	500,408

		2,111,639

OIL, GAS & CONSUMABLE FUELS — 10.8%
China Coal Energy Co., Ltd. (Class H) (b)	4,401,013	2,288,423
China Petroleum & Chemical Corp. (Class H)	21,312,640	20,321,716
China Shenhua Energy Co., Ltd. (Class H) (a)	3,212,700	9,285,320
China Suntien Green Energy Corp., Ltd. (Class H)	1,070,000	347,907
CNOOC, Ltd.	13,811,174	24,805,530
Inner Mongolia Yitai Coal Co., Ltd.	503,000	626,937
Kunlun Energy Co., Ltd. (b)	2,603,400	4,292,897
Newocean Energy Holdings, Ltd. (b)	914,000	683,995
PetroChina Co., Ltd. (Class H)	18,304,930	23,122,216
Sinopec Kantons Holdings, Ltd. (b)	1,104,000	897,404
United Energy Group, Ltd. (a)	2,820,000	418,433
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	2,193,900	1,658,796

		88,749,574

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd. (b)	2,076,000	1,103,578
Nine Dragons Paper Holdings, Ltd. (b)	1,738,000	1,181,787

		2,285,365

PERSONAL PRODUCTS — 0.9%
Hengan International Group Co., Ltd.	708,000	7,454,218

PHARMACEUTICALS — 1.4%
China Medical System Holdings, Ltd. (b)	841,000	1,029,771
China Pharmaceutical Group, Ltd.	1,000,000	798,674
China Shineway Pharmaceutical Group, Ltd.	316,000	554,504
Guangzhou Baiyunshan Pharmaceu (b)	224,000	656,074
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H)	219,000	816,621
Sihuan Pharmaceutical Holdings Group, Ltd.	4,082,000	2,496,491
Sino Biopharmaceutical, Ltd.	2,588,000	2,097,020
The United Laboratories International Holdings, Ltd. (a)	308,000	210,623
Tong Ren Tang Technologies Co., Ltd. (b)	404,000	590,074
WuXi PharmaTech Cayman, Inc. ADR (a)	65,223	2,143,228

		11,393,080

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.5%
Agile Property Holdings, Ltd. (b)	1,983,109	1,397,069
Carnival Group International Holdings Ltd. (a)(b)	7,450,000	932,410
China Overseas Land & Investment, Ltd. (b)	3,455,862	8,382,874
China Resources Land, Ltd. (b)	1,745,000	3,192,643
China South City Holdings, Ltd. (b)	2,442,000	1,282,386
Country Garden Holdings Co., Ltd.	6,117,657	2,431,165
E-House China Holdings, Ltd. ADR	66,536	575,536
Evergrande Real Estate Group, Ltd. (b)	4,046,000	1,571,343
Franshion Properties China, Ltd.	1,700,000	447,464
Greentown China Holdings, Ltd. (a)(b)	459,000	458,387
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	1,159,824	1,432,131
Hopson Development Holdings, Ltd. (a)(b)	452,000	440,316
Hydoo International Holding Ltd. (b)	1,306,000	402,735
Kaisa Group Holdings, Ltd. (b)	1,356,000	402,408
KWG Property Holding, Ltd.	826,000	472,131
Longfor Properties Co., Ltd.	939,500	1,157,654
Poly Property Group Co., Ltd. (b)	1,413,000	588,875
Renhe Commercial Holdings Co., Ltd. (a)(b)	11,544,000	543,661
Shenzhen Investment, Ltd.	1,834,109	586,888
Shimao Property Holdings, Ltd. (a)	1,153,441	2,119,259
Shui On Land, Ltd. (b)	3,656,500	891,674
Sino-Ocean Land Holdings, Ltd. (b)	4,191,212	2,125,254
Soho China, Ltd.	1,122,500	884,925
Sunac China Holdings, Ltd.	1,343,000	760,710
Yanlord Land Group, Ltd. (b)	1,235,000	1,104,580
Yuexiu Property Co., Ltd. (b)	6,794,000	1,297,376
Yuzhou Properties Co. (b)	3,089,840	677,741

		36,559,595

ROAD & RAIL — 0.1%
Guangshen Railway Co., Ltd.	2,672,000	996,352

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
GCL Poly Energy Holdings, Ltd. (a)(b)	5,753,000	1,922,529
Hanergy Solar Group, Ltd. (a)(b)	11,875,000	1,823,305
JA Solar Holdings Co., Ltd. ADR (a)(b)	18,200	197,652
JinkoSolar Holding Co. Ltd, ADR (a)(b)	16,564	499,736
Montage Technology Group, Ltd. (a)(b)	9,900	204,831
ReneSola, Ltd. ADR (a)(b)	69,600	205,320
Semiconductor Manufacturing International Corp. (a)(b)	23,371,000	2,020,369
Shunfeng Photovoltaic International Ltd. (a)(b)	602,000	786,060
Trina Solar, Ltd. ADR (a)(b)	66,275	850,308
Xinyi Solar Holdings, Ltd.	1,580,000	405,685

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	97,955	$366,352

		9,282,147

SOFTWARE — 0.8%
AutoNavi Holdings, Ltd. ADR (a)	21,693	453,384
BAIOO Family Interactive, Ltd. (a)(e)	918,000	165,825
Boyaa Interactive International Ltd.	344,000	357,300
Giant Interactive Group, Inc. ADR	116,929	1,384,439
Kingdee International Software Group Co., Ltd. (a)(b)	1,108,000	363,122
Kingsoft Corp., Ltd. (b)	650,000	1,958,299
NetDragon Websoft, Inc. (b)	253,500	468,381
NQ Mobile, Inc. ADR (a)(b)	32,777	201,251
Perfect World Co., Ltd. ADR	40,118	787,516
VODone, Ltd. (a)	2,002,000	180,817

		6,320,334

SPECIALTY RETAIL — 0.9%
Baoxin Auto Group, Ltd. (b)	740,000	624,436
Belle International Holdings, Ltd.	3,831,000	4,250,982
GOME Electrical Appliances Holding, Ltd. (b)	8,054,279	1,319,803
Hengdeli Holdings, Ltd. (b)	3,188,895	555,460
Zhongsheng Group Holdings, Ltd. (b)	639,000	832,724

		7,583,405

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Coolpad Group, Ltd.	2,544,000	702,441
Lenovo Group, Ltd. (b)	5,644,000	7,704,622
TCL Communication Technology Holdings, Ltd.	436,000	527,677

		8,934,740

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products, Ltd.	638,000	1,014,168
Bosideng International Holdings, Ltd. (b)	3,942,000	590,002
China Dongxiang Group Co.	4,825,000	908,927
Li Ning Co., Ltd. (a)(b)	1,094,500	875,560
Ports Design, Ltd.	589,500	266,214
Shenzhou International Group Holdings, Ltd. (b)	325,000	1,109,144

		4,764,015

TRADING COMPANIES & DISTRIBUTORS — 0.0% (f)
Citic Resources Holdings, Ltd. (a)	2,158,000	361,971

TRANSPORTATION INFRASTRUCTURE — 1.8%
Anhui Expressway Co., Ltd.	2,158,000	1,322,586
Beijing Capital International Airport Co., Ltd.	2,191,939	1,507,420
China Merchants Holdings International Co., Ltd.	1,090,172	3,403,996
COSCO Pacific, Ltd.	1,957,273	2,712,279
Jiangsu Expressway Co., Ltd. (Class H) (b)	1,888,795	2,234,770
Shenzhen Expressway Co., Ltd.	1,602,000	851,605
Shenzhen International Holdings Ltd.	688,295	847,231
Zhejiang Expressway Co., Ltd. (Class H)	1,984,000	2,009,509

		14,889,396

WATER UTILITIES — 0.7%
Beijing Enterprises Water Group, Ltd.	3,942,000	2,634,663
CT Environmental Group, Ltd.	278,000	202,303
Guangdong Investment, Ltd. (b)	2,894,000	3,338,218

		6,175,184

WIRELESS TELECOMMUNICATION SERVICES — 5.2%
China Mobile, Ltd. (b)	4,412,004	42,808,738

TOTAL COMMON STOCKS —
(Cost $850,735,780)		821,500,233

SHORT TERM INVESTMENTS — 13.7%
UNITED STATES — 13.7%
MONEY MARKET FUNDS — 13.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	111,679,586	111,679,586
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	766,563	766,563

TOTAL SHORT TERM INVESTMENTS —
(Cost $112,446,149)		112,446,149

TOTAL INVESTMENTS — 113.8% (j)
(Cost $963,181,929)		933,946,382
OTHER ASSETS & LIABILITIES — (13.8)%		(113,258,236)

NET ASSETS — 100.0%		$820,688,146

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
JUNE 30, 2014*

PERCENT OF
COUNTRY**	NET ASSETS

China	76.0%
Hong Kong	24.1
United States Short Term Investments	13.7
Other Assets & Liabilities	(13.8)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Lumena New Materials Corp., which was Level 3 and part of the Chemicals Industry, representing 0.04% of net assets, Guangzhou Shipyard International Co., Ltd, which was Level 2 and part of the Machinery Industry, representing 0.05% of net assets, North Mining Shares Co., Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.07% of net assets, China Metal Recycling Holdings, Ltd., which was a Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, and China Milk Products Group, Ltd. which was Level 2 and part of the Food Products Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
BRAZIL — 11.4%
All America Latina Logistica SA	12,558	$47,461
AMBEV SA ADR	375,601	2,644,231
Anhanguera Educacional Participacoes SA	5,334	44,529
Banco Bradesco SA Preference Shares ADR (a)	153,611	2,230,432
Banco do Brasil SA	45,235	509,999
Banco Santander Brasil SA	24,150	165,668
BM&FBOVESPA SA	95,997	504,789
BR Malls Participacoes SA	35,352	301,537
Bradespar SA Preference Shares	24,989	229,585
Brasil Brokers Participacoes SA	9,697	15,442
Braskem SA Preference Shares ADR (b)	9,673	124,298
BRF — Brasil Foods SA ADR (a)	27,514	668,865
CCR SA	26,966	220,220
Centrais Eletricas Brasileiras SA ADR (b)	30,971	90,435
Cia Hering	2,445	24,671
Cielo SA	17,841	368,298
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	12,241	567,126
Companhia de Saneamento Basico do Estado de Sao Paulo	39,342	420,355
Companhia Energetica de Minas Gerais ADR (a)(b)	69,103	552,133
Companhia Energetica de Sao Paulo Preference Shares	3,063	38,633
Companhia Siderurgica Nacional SA ADR (b)	79,201	337,396
Cosan SA Industria e Comercio	9,881	179,769
Cyrela Brazil Realty SA	27,839	174,554
Duratex SA	20,447	83,676
Empresa Brasileira de Aeronautica SA	42,517	389,464
Estacio Participacoes SA	4,883	64,801
Fibria Celulose SA ADR (a)(b)	15,240	148,133
Gafisa SA	6,742	10,308
Gerdau SA ADR (b)	58,982	347,404
Hypermarcas SA (a)	2,584	22,568
Investimentos Itau SA	7,976	31,482
Investimentos Itau SA Preference Shares	337,829	1,331,943
Itau Unibanco Holding SA Preference Shares ADR	204,564	2,941,627
JBS SA	11,157	38,471
Klabin SA	3,362	16,931
Kroton Educacional SA	9,472	266,270
Lojas Americanas SA Preference Shares	39,852	254,942
Lojas Renner SA	18,004	578,324
Metalurgica Gerdau SA Preference Shares	31,025	220,008
MMX Mineracao e Metalicos SA (a)	2,820	2,597
MRV Engenharia e Participacoes SA	5,394	18,257
Natura Cosmeticos SA	15,211	257,071
Oi SA ADR (b)(c)	5,733	5,544
Oi SA ADR (c)	30,326	26,023
PDG Realty SA Empreendimentos e Participacoes (a)	35,826	23,731
Petroleo Brasileiro SA ADR (c)	118,491	1,853,199
Petroleo Brasileiro SA ADR (c)	77,929	1,140,101
Profarma Distribuidora de Produtos Farmaceuticos SA	1,708	16,661
Prumo Logistica SA (a)	16,902	8,282
Qualicorp SA (a)	2,176	25,767
Souza Cruz SA	50,221	518,820
Telefonica Brasil SA ADR (b)	11,133	228,338
Telefonica Brasil SA Preference Shares	28,099	573,683
Tim Participacoes SA ADR	12,265	356,053
Tractebel Energia SA ADR	12,833	193,778
Ultrapar Participacoes SA	14,533	346,824
Usinas Siderurgicas de Minas Gerais SA ADR (a)	39,364	135,806
Vale SA ADR (b)	82,394	1,090,073
Vale SA Preference Shares ADR	149,235	1,775,896
Weg SA	32,114	412,189

		26,215,471

CHILE — 1.9%
Antarchile SA	17,699	229,361
Compania General de Electricidad SA	42,500	169,717
Empresa Electrica Pilmaiquen	21,569	99,339
Empresa Nacional de Electricidad SA ADR	9,116	412,043
Empresas COPEC SA	40,740	529,796
Empresas Iansa SA	437,467	15,802
Enersis SA ADR	35,008	589,885
Enjoy SA	189,705	22,614
Invexans SA (a)	927,882	16,759
Latam Airlines Group SA ADR (a)(b)	27,088	363,521
Multiexport Foods SA (a)	172,597	35,538
Parque Arauco SA	266,569	486,273
SACI Falabella	123,496	1,117,480
Socovesa SA	9,984	2,092
Tech Pack SA (a)	1,083,309	5,478
Vina Concha y Toro SA ADR	5,983	239,140

		4,334,838

CHINA — 16.6%
Agricultural Bank of China, Ltd. (Class H)	939,000	414,353
Air China, Ltd.	204,000	119,499
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	340,000	121,956
Angang Steel Co., Ltd.	70,640	45,572
Anhui Conch Cement Co., Ltd. (Class H) (b)	204,000	700,149
Anton Oilfield Services Group (b)	42,000	28,613
Avic International Holdings, Ltd. (a)	66,000	24,781
Baidu, Inc. ADR (a)	19,022	3,553,500
Bank of China, Ltd. (Class H)	2,919,900	1,307,303
Bank of Communications Co., Ltd. (Class H)	543,864	375,425
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	48,000	21,429
BOE Technology Group Co., Ltd. (Class B)	40,300	9,932
Brilliance China Automotive Holdings, Ltd.	150,000	281,407

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

BYD Co., Ltd.	14,500	$83,348
China Citic Bank Corp., Ltd. (Class H) (b)	380,000	230,441
China Coal Energy Co., Ltd. (Class H) (b)	340,000	176,792
China Communications Construction Co., Ltd. (Class H)	311,000	208,662
China Communications Services Corp., Ltd. (Class H)	64,000	31,132
China Construction Bank Corp.	3,992,280	3,018,543
China COSCO Holdings Co., Ltd. (b)	238,425	92,905
China Datang Corp. Renewable Power Co., Ltd.	90,000	11,380
China Fangda Group Co., Ltd.	101,100	48,004
China Life Insurance Co., Ltd. (Class H)	582,000	1,524,396
China Longyuan Power Group Corp. (Class H)	109,000	118,277
China Merchants Bank Co., Ltd. (Class H)	350,695	691,404
China Minsheng Banking Corp., Ltd. (Class H) (b)	263,400	238,579
China National Accord Medicines Corp., Ltd.	2,300	10,075
China National Building Material Co., Ltd. (Class H) (b)	68,000	59,925
China Oilfield Services, Ltd.	272,000	654,174
China Pacific Insurance Group Co., Ltd. (Class H)	58,800	207,498
China Petroleum & Chemical Corp. (Class H)	1,700,200	1,621,150
China Railway Construction Corp., Ltd. (Class H) (a)(b)	170,000	149,593
China Railway Group, Ltd. (Class H) (a)	306,000	149,637
China Shenhua Energy Co., Ltd. (Class H)	272,000	786,132
China Shipping Container Lines Co., Ltd. (a)(b)	548,350	141,503
China Shipping Development Co., Ltd. (b)	136,000	79,666
China Telecom Corp., Ltd. (Class H)	1,226,000	599,526
China Vanke Co. Ltd. (a)	47,000	83,444
Chongqing Changan Automobile Co., Ltd. (Class B)	46,600	91,993
Chongqing Machinery & Electric Co., Ltd.	50,000	6,967
Coland Holdings, Ltd. (a)	11,938	30,987
Coolpad Group, Ltd.	164,000	45,283
Country Garden Holdings Co., Ltd.	242,000	96,171
Ctrip.com International, Ltd. ADR (a)	13,759	881,126
Datang International Power Generation Co., Ltd. (Class H)	408,000	159,508
Dongfang Electric Corp., Ltd.	13,600	23,373
Dongfeng Motor Group Co., Ltd. (Class H)	340,000	608,902
Great Wall Motor Co., Ltd. (Class H) (b)	54,250	201,591
Guangdong Electric Power Development Co. Ltd.	79,700	46,275
Guangshen Railway Co., Ltd.	272,000	101,425
Guangzhou Automobile Group Co., Ltd. (Class H) (a)	156,636	181,487
Guangzhou Baiyunshan Pharmaceu	6,000	17,573
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	122,400	151,137
Guodian Technology & Environment Group Co., Ltd. (Class H)	29,000	6,586
Hainan Meilan International Airport Co., Ltd. (Class H)	21,000	19,238
Hangzhou Steam Turbine Co. (a)	17,400	20,116
Harbin Electric Co., Ltd.	68,000	41,237
Hengan International Group Co., Ltd.	29,000	305,328
Huadian Power International Co.	408,000	246,895
Huaneng Power International, Inc. (Class H)	340,000	383,854
Huaneng Renewables Corp., Ltd. (Class H)	132,000	43,601
Huangshan Tourism Development Co., Ltd.	31,400	37,586
Industrial & Commercial Bank of China (Class H)	3,902,590	2,467,333
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	10,200	13,056
Jiangsu Expressway Co., Ltd. (Class H) (b)	206,000	243,734
Jiangsu Future Land Co., Ltd.	81,100	38,117
Jiangxi Copper Co., Ltd. (Class H) (b)	70,000	110,730
Kingsoft Corp., Ltd. (b)	31,000	93,396
Konka Group Co., Ltd.	313,800	116,607
Lao Feng Xiang Co., Ltd. (Class B) (a)	8,900	23,051
Livzon Pharmaceutical Group, Inc. (Class H) (a)	3,300	18,309
Maanshan Iron & Steel (a)(b)	204,000	42,377
Mindray Medical International, Ltd. ADR (b)	2,811	88,547
NetEase, Inc. ADR	8,123	636,518
New Oriental Education & Technology Group, Inc. ADR (b)	5,555	147,596
Nine Dragons Paper Holdings, Ltd. (b)	102,000	69,357
Parkson Retail Group, Ltd. (b)	84,634	24,242
People’s Insurance Co. Group of China, Ltd. (Class H)	167,000	65,935
PetroChina Co., Ltd. (Class H)	1,496,000	1,889,700
PICC Property & Casualty Co., Ltd. (Class H) (a)	327,712	496,408
Ping An Insurance Group Co. of China, Ltd. (Class H)	96,000	743,192
Renhe Commercial Holdings Co., Ltd. (a)(b)	320,000	15,070
Semiconductor Manufacturing International Corp. (a)(b)	1,152,000	99,588
Shandong Chenming Paper Holdings Ltd. (Class B)	14,400	7,172
Shandong Luoxin Pharmacy Stock Co., Ltd. (Class H)	8,000	11,540
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	96,000	93,766
Shanghai Dajiang Group, Class B (a)	246,401	88,458
Shanghai Electric Group Co., Ltd. (Class H)	388,000	156,194

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Shanghai Jinjiang International Industrial Investment Co. Ltd. (a)	37,400	$33,697
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (a)	90,534	86,369
Shenzhen Expressway Co., Ltd.	272,000	144,592
Shenzhou International Group Holdings, Ltd. (b)	6,000	20,476
Sihuan Pharmaceutical Holdings Group, Ltd.	35,000	21,405
Sina Corp. (a)(b)	3,904	194,302
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	408,000	113,708
Sinopharm Group Co., Ltd. (Class H) (b)	21,200	58,673
Soho China, Ltd.	23,000	18,132
SPT Energy Group, Inc.	20,000	10,529
Tencent Holdings, Ltd.	366,700	5,592,514
Tingyi Cayman Islands Holding Corp.	204,000	571,174
Tong Ren Tang Technologies Co., Ltd.	10,000	14,606
Travelsky Technology, Ltd. (b)	247,000	227,230
Want Want China Holdings, Ltd. (b)	376,000	540,445
Weiqiao Textile Co. (b)	85,500	42,141
WuXi PharmaTech Cayman, Inc. ADR (a)	680	22,345
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	204,000	154,243
Youku Tudou, Inc. ADR (a)(b)	5,108	121,877
Zhejiang Expressway Co., Ltd. (Class H)	272,000	275,497
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	27,500	83,561
Zijin Mining Group Co., Ltd. (Class H) (b)	411,000	93,333
ZTE Corp. (Class H) (b)	89,273	176,004

		38,185,190

COLOMBIA — 0.9%
Almacenes Exito SA	6,914	116,230
Banco Davivienda SA Preference Shares	11,626	187,525
Banco de Bogota SA	3,400	123,899
Bancolombia SA	10,802	152,512
BanColombia SA ADR	3,894	225,073
Bolsa de Valores de Colombia	7,050,019	86,262
Cementos Argos SA	7,684	48,318
Corp Financiera Colombiana SA	3,295	67,206
Ecopetrol SA	103,947	188,567
Empresa de Telecomunicaciones de Bogota	204,759	49,563
Grupo Argos SA	3,102	37,295
Grupo Argos SA/Colombia Preference Shares	11,761	140,150
Grupo Aval Acciones y Valores	309,119	222,003
Grupo de Inversiones Suramericana SA	4,140	87,877
Grupo Nutresa SA	3,905	57,378
Interbolsa SA/Colombia (a)(d)	52,588	0
Interconexion Electrica SA ESP (a)	15,754	76,853
Isagen SA ESP	69,443	114,522

		1,981,233

CZECH REPUBLIC — 0.4%
CEZ AS (b)	14,187	428,109
Komercni Banka AS	1,492	343,066
O2 Czech Republic AS	9,980	141,370
Unipetrol (a)	10,111	65,561

		978,106

EGYPT — 0.5%
Commercial International Bank Egypt SAE	143,823	716,093
Egyptian Financial Group-Hermes Holding (a)	51,519	110,387
Egyptian Kuwait Holding Co. (a)	46,879	49,223
Global Telecom Holding (a)	54,520	39,117
Global Telecom Holding GDR (a)	30,923	110,333
Orascom Telecom Media & Technology Holding SAE (a)	44,685	7,562

		1,032,715

HONG KONG — 6.2%
AAC Technologies Holdings, Inc. (b)	86,500	563,062
Agile Property Holdings, Ltd.	204,000	143,715
AMVIG Holdings, Ltd.	44,000	15,499
AviChina Industry & Technology Co.	100,000	56,514
Beijing Capital International Airport Co., Ltd.	204,000	140,293
Beijing Capital Land, Ltd.	24,000	7,680
Beijing Enterprises Holdings, Ltd.	13,500	127,765
Beijing Enterprises Water Group, Ltd.	54,000	36,091
Belle International Holdings, Ltd.	176,000	195,294
Biostime International Holdings, Ltd.	5,000	27,741
C.banner International Holdings, Ltd.	12,000	3,979
Chailease Holding Co., Ltd.	32,000	80,488
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(e)	136,550	0
China All Access Holdings, Ltd. (b)	28,000	11,525
China Everbright International, Ltd. (b)	75,000	107,221
China Gas Holdings, Ltd.	112,000	232,371
China High Speed Transmission Equipment Group Co., Ltd. (b)	39,000	25,965
China Medical System Holdings, Ltd. (b)	75,000	91,835
China Mengniu Dairy Co., Ltd.	102,000	471,811
China Merchants Holdings International Co., Ltd.	77,099	240,737
China Mobile, Ltd.	369,500	3,585,180
China Modern Dairy Holdings, Ltd. (a)(b)	104,000	40,927
China Oil and Gas Group, Ltd.	120,000	22,141
China Overseas Grand Oceans Group, Ltd.	29,000	17,960
China Overseas Land & Investment, Ltd. (b)	275,200	667,552
China Power International Development, Ltd.	340,000	134,239
China Resources Enterprise, Ltd. (b)	68,000	188,637
China Resources Gas Group, Ltd.	8,000	25,186
China Resources Land, Ltd. (b)	136,000	248,825
China Resources Power Holdings Co., Ltd.	141,600	401,943

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

China Singyes Solar Technologies Holdings, Ltd.	8,000	$13,481
China State Construction International Holdings, Ltd. (b)	14,000	24,567
China Taiping Insurance Holdings Co., Ltd. (a)	9,600	17,192
China Travel International Investment Hong Kong, Ltd.	340,000	66,681
China Unicom (Hong Kong), Ltd.	277,668	429,202
China Yurun Food Group, Ltd. (a)(b)	12,000	5,342
Citic Pacific, Ltd. (b)	68,000	119,148
CITIC Telecom International Holdings, Ltd.	36,000	13,563
CNOOC, Ltd.	1,117,000	2,006,186
Comba Telecom Systems Holdings, Ltd. (b)	36,780	11,722
COSCO Pacific, Ltd.	148,459	205,726
Digital China Holdings, Ltd.	36,000	32,515
GCL Poly Energy Holdings, Ltd. (b)	176,000	58,815
Geely Automobile Holdings, Ltd. (b)	130,000	45,791
Greatview Aseptic Packaging Co., Ltd.	10,000	6,838
Greentown China Holdings, Ltd. (b)	28,500	28,462
Guangdong Investment, Ltd. (b)	274,000	316,058
Haier Electronics Group Co., Ltd.	7,000	18,289
Hanergy Solar Group, Ltd. (b)	398,000	61,109
Hengdeli Holdings, Ltd. (b)	897,600	156,349
Honghua Group, Ltd. (b)	14,000	3,468
Hopson Development Holdings, Ltd. (a)(b)	26,000	25,328
Hua Han Bio-Pharmaceutical Holdings, Ltd. (b)	132,000	26,739
Huabao International Holdings, Ltd. (b)	39,000	23,097
Ju Teng International Holdings, Ltd.	42,000	30,184
Kaisa Group Holdings, Ltd.	35,000	10,387
Kingboard Chemical Holdings, Ltd.	65,340	134,721
Kingboard Laminates Holdings, Ltd.	37,500	14,274
Kunlun Energy Co., Ltd. (b)	340,000	560,646
KWG Property Holding, Ltd. (b)	62,000	35,438
Lee & Man Paper Manufacturing, Ltd.	32,000	17,011
Lenovo Group, Ltd. (b)	476,000	649,787
Li Ning Co., Ltd. (a)(b)	68,000	54,398
Minth Group, Ltd.	18,000	34,976
NetDragon Websoft, Inc. (b)	4,500	8,314
Newocean Energy Holdings, Ltd. (b)	22,000	16,464
Poly Property Group Co., Ltd. (b)	11,000	4,584
Real Nutriceutical Group, Ltd. (b)	24,000	5,419
Shenzhen International Holdings Ltd.	31,966	39,347
Shenzhen Investment, Ltd.	86,789	27,771
Shimao Property Holdings, Ltd.	102,000	187,408
Sino Biopharmaceutical, Ltd.	132,000	106,958
Sino-Ocean Land Holdings, Ltd. (b)	265,980	134,871
Sinotrans, Ltd.	340,000	220,661
Skyworth Digital Holdings, Ltd. (b)	61,642	29,428
Sun Art Retail Group Ltd. (b)	14,500	16,595
Sunac China Holdings, Ltd.	70,000	39,650
Sunny Optical Technology Group Co., Ltd.	30,000	42,424
Tianneng Power International, Ltd.	14,000	5,275
Tibet 5100 Water Resources Holdings, Ltd. (b)	23,000	7,894
VODone, Ltd. (b)	120,200	10,856
Wasion Group Holdings, Ltd.	18,000	13,517
Yingde Gases	22,500	24,415
Yip’s Chemical Holdings, Ltd.	10,000	6,503
Yuexiu Property Co., Ltd. (b)	476,000	90,897
Yuexiu Transport Infrastructure, Ltd.	1,258	717

		14,209,634

HUNGARY — 0.4%
MOL Hungarian Oil and Gas NyRt	4,745	253,979
OTP Bank PLC (b)	19,179	368,886
Richter Gedeon NyRt	16,421	315,257

		938,122

INDIA — 9.3%
Adani Enterprises, Ltd. (a)	982	7,430
Alok Industries Ltd.	243,232	57,628
Amtek Auto, Ltd.	7,988	32,659
Anant Raj, Ltd. (a)	54,869	68,740
Apollo Hospitals Enterprise, Ltd.	4,898	81,033
Ashok Leyland, Ltd.	29,455	17,875
Aurobindo Pharma, Ltd. (a)	7,989	98,406
Axis Bank, Ltd.	2,633	84,003
Bajaj Hindusthan, Ltd. (a)	83,768	41,853
Balrampur Chini Mills, Ltd.	41,723	56,017
BF Investment, Ltd. (a)	9,833	14,003
Bharat Heavy Electricals, Ltd.	63,688	265,045
Bharti Airtel, Ltd. (a)	124,576	697,808
Biocon, Ltd.	2,212	19,520
Britannia Industries, Ltd.	4,061	68,087
Cipla, Ltd.	43,474	316,595
Core Education & Technologies, Ltd.	9,908	2,941
DCB Bank, Ltd. (a)	115,402	158,967
Dewan Housing Finance Corp., Ltd. (a)	14,349	86,531
Dr. Reddy’s Laboratories, Ltd. ADR (b)	12,635	545,200
Educomp Solutions, Ltd.	15,647	10,133
Era Infra Engineering, Ltd.	2,818	1,270
Fortis Healthcare, Ltd. (a)	22,717	46,061
GAIL India, Ltd. (a)	47,830	368,238
Gammon India, Ltd. (a)	2,423	1,388
Gateway Distriparks, Ltd.	13,592	52,000
Gitanjali Gems Ltd.	1,783	2,736
Glenmark Pharmaceuticals, Ltd. (a)	775	7,346
Godrej Consumer Products Ltd.	2,656	36,405
Godrej Industries, Ltd.	23,370	142,077
Grasim Industries, Ltd. GDR	27	1,544
Gruh Finance Ltd.	38,224	127,710
GTL Infrastructure Ltd. (a)	273,044	17,024
GTL, Ltd. (a)	1,829	816
Gujarat NRE Coke, Ltd. (a)	13,623	3,296
GVK Power & Infrastructure, Ltd. (a)	120,403	38,336
HCL Technologies, Ltd.	12,234	305,143
HDFC Bank, Ltd.	91,378	1,248,177
Hero Motocorp, Ltd.	13,918	609,678
Hindalco Industries, Ltd. (a)	44,311	120,972
Hindustan Construction Co. (a)	14,971	11,637
Hindustan Unilever, Ltd.	60,414	623,125
Housing Development & Infrastructure, Ltd. (a)	12,651	21,234

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Housing Development Finance Corp., Ltd.	94,512	$1,559,695
ICICI Bank, Ltd. ADR	19,603	978,190
Idea Cellular, Ltd. (a)	5,153	11,348
IDFC, Ltd.	21	47
IIFL Holdings, Ltd.	171,160	360,419
Indiabulls Infrastructure & Power, Ltd. (a)	49,609	5,609
Indiabulls Real Estate, Ltd.	18,173	30,185
Indian Hotels Co., Ltd.	59,791	103,487
Infosys, Ltd.	32,511	1,748,116
IRB Infrastructure Developers, Ltd.	3,939	15,030
ITC, Ltd. GDR (a)	39,768	214,922
IVRCL Infrastructures & Projects, Ltd. (a)	15,347	6,775
Jain Irrigation Systems, Ltd. (a)	10,431	20,751
Jaiprakash Associates, Ltd.	56,083	71,986
Jet Airways India, Ltd. (a)	12,370	52,281
Jindal Steel & Power, Ltd. (a)	5,152	27,630
Lanco Infratech, Ltd. (a)	31,292	6,347
Larsen & Toubro, Ltd. GDR	20,966	588,516
LIC Housing Finance, Ltd.	13,751	74,842
Mahanagar Telephone Nigam (a)	46,424	27,556
Mahindra & Mahindra Financial Services, Ltd.	12,401	58,154
Mahindra & Mahindra, Ltd. GDR	23,939	461,065
Maruti Suzuki India, Ltd. (a)	10,498	425,776
Monnet Ispat, Ltd. (a)	5,510	12,565
MRF, Ltd.	124	48,680
Nagarjuna Construction Co., Ltd. (a)	10,318	13,750
Oil & Natural Gas Corp., Ltd. (a)	124,460	879,156
OnMobile Global, Ltd. (a)	3,514	2,208
Opto Circuits India, Ltd. (a)	4,931	3,238
OVANITC, Ltd.	6,807	36,788
PTC India, Ltd. (a)	40,011	62,865
Punj Lloyd, Ltd. (a)	10,164	8,635
REI Agro, Ltd.	34,533	3,301
Reliance Capital, Ltd. (a)	5,504	60,078
Reliance Communications, Ltd.	67,710	164,702
Reliance Industries, Ltd. GDR (f)	54,109	1,820,768
Reliance Infrastructure, Ltd. (a)	16,181	208,097
Rolta India, Ltd. (a)	5,152	9,632
Ruchi Soya Industries Ltd. (a)	29,415	24,038
SE Investments Ltd. (a)	24,890	135,530
Sesa Sterlite, Ltd.	22,699	110,334
Shree Renuka Sugars, Ltd.	66,541	30,701
Shriram Transport Finance Co., Ltd.	3,595	54,097
Siemens India, Ltd.	14,752	234,470
Sintex Industries, Ltd. (a)	37,171	60,721
State Bank of India GDR	3,168	282,586
Strides Arcolab, Ltd. (a)	1,759	18,280
Sun Pharmaceutical Industries, Ltd.	29,178	333,744
Sun TV Network, Ltd. (a)	4,898	37,375
Suzlon Energy, Ltd. (a)	274,289	129,289
Tata Communications Ltd. (a)	11,004	71,893
Tata Consultancy Services, Ltd.	29,995	1,209,575
Tata Motors, Ltd. ADR (b)	16,359	638,983
Tata Power Co., Ltd.	158,755	284,542
Tata Steel, Ltd.	23,447	205,992
Unitech, Ltd. (a)	102,636	57,594
United Breweries, Ltd. (a)	3,438	39,925
United Spirits, Ltd.	3,582	142,699
Videocon Industries, Ltd.	17,732	54,453
VST Industries Ltd.	1,284	38,382
Wipro, Ltd. ADR (b)	37,876	450,346
Wockhardt Ltd.	1,509	14,435
Zee Entertainment Enterprises, Ltd.	27,008	131,773

		21,491,634

INDONESIA — 3.2%
Alam Sutera Realty Tbk PT	435,400	16,233
Astra International Tbk PT	1,969,700	1,208,736
Bank Central Asia Tbk PT	1,212,400	1,124,960
Bank Danamon Indonesia Tbk PT	291,118	101,787
Bank Mandiri Tbk PT	722,149	592,400
Bank Negara Indonesia Persero Tbk PT	117,500	47,228
Bank Rakyat Indonesia Persero Tbk PT	1,106,500	963,696
Barito Pacific Tbk PT (a)	575,700	14,374
Bekasi Fajar Industrial Estate Tbk PT	271,200	9,654
Bumi Resources Tbk PT (a)	1,007,600	14,449
Bumi Serpong Damai PT	231,500	28,998
BW Plantation Tbk PT (a)	235,000	24,382
Charoen Pokphand Indonesia Tbk PT	252,500	80,297
Ciputra Development Tbk PT	355,300	27,723
Citra Marga Nusaphala Persada Tbk PT (a)	68,000	19,818
Garuda Indonesia Tbk PT (a)	772,700	27,506
Global Mediacom Tbk PT (a)	37,500	6,722
Indocement Tunggal Prakarsa Tbk PT	30,800	58,586
Indofood Sukses Makmur Tbk PT	759,300	429,128
Indosat Tbk PT	153,300	47,652
Japfa Comfeed Indonesia Tbk PT	66,500	6,844
Kalbe Farma Tbk PT	4,196,400	587,602
Kawasan Industri Jababeka Tbk PT	289,927	5,429
Lippo Cikarang Tbk PT (a)	11,100	6,531
Lippo Karawaci Tbk PT (a)	747,000	60,491
Matahari Putra Prima Tbk PT	37,700	9,938
Mayora Indah Tbk PT	21,367	52,989
Medco Energi Internasional Tbk PT	398,900	119,451
Media Nusantara Citra Tbk PT (a)	49,200	11,454
Modernland Realty Tbk PT (a)	466,500	16,016
Pakuwon Jati Tbk PT	328,700	9,677
Perusahaan Gas Negara Persero Tbk PT	874,100	411,059
Semen Indonesia Persero Tbk PT	49,500	62,945
Sigmagold Inti Perkasa Tbk PT (a)	749,200	28,881
Summarecon Agung Tbk PT	254,700	24,385
Telekomunikasi Indonesia Persero Tbk PT	2,213,500	460,251
Tiga Pilar Sejahtera Food Tbk (a)	359,400	70,182
Unilever Indonesia Tbk PT	36,700	90,628
United Tractors Tbk PT	253,318	493,601
XL Axiata Tbk PT	38,000	16,348

		7,389,031

MALAYSIA — 3.8%
Aeon Co. M Bhd	497,600	616,770
Aeon Credit Service M Bhd	6,500	32,348
AirAsia Bhd	73,400	52,576
Alliance Financial Group Bhd	280,700	412,614
Axiata Group Bhd	81,800	177,560
Berjaya Sports Toto Bhd	134,396	162,397
Bintulu Port Holdings Bhd	94	212

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

British American Tobacco Malaysia Bhd	2,800	$57,151
Bursa Malaysia Bhd	57,693	139,426
CapitaMalls Malaysia Trust	91,800	42,312
Carlsberg Brewery Malay Bhd	170,997	649,693
CIMB Group Holdings Bhd	53,233	121,353
Dialog Group Bhd	758,159	894,868
Digi.Com Bhd	361,600	645,272
Faber Group BHD	46,500	50,685
Felda Global Ventures Holdings Bhd	27,700	35,887
Genting Bhd	218,900	681,037
Genting Malaysia Bhd	34,500	45,126
Guan Chong Bhd	63,200	25,587
Hap Seng Plantations Holdings Bhd	8,900	7,595
IGB Corp. Bhd	298,653	249,265
IHH Healthcare Bhd	49,600	67,657
IOI Corp. Bhd	346,260	566,137
IOI Properties Group Sdn Bhd (a)	213,729	167,735
KLCC Property Holdings Bhd	36,500	74,228
KNM Group Bhd (a)	247,118	69,649
KPJ Healthcare Bhd	23,040	24,253
Lingkaran Trans Kota Holdings Bhd	23,600	28,443
Magnum Bhd	208,160	197,723
Malayan Banking Bhd	148,882	455,780
Malaysian Airline System Bhd (a)	1,631,300	101,607
Malaysian Resources Corp. Bhd	385,200	205,136
MPHB Capital Bhd (a)	104,130	69,723
Naim Holdings Bhd	87	116
OSK Holdings Bhd	403,506	224,938
Pavilion Real Estate Investment Trust	87,400	36,746
POS Malaysia Bhd	68,200	113,631
Sapurakencana Petroleum Bhd (a)	36,400	49,652
Sime Darby Bhd	60,385	181,851
SP Setia Bhd	21,297	20,362
Sunway Real Estate Investment Trust	90,800	40,720
TA Enterprise Bhd	356,600	95,508
TA Global Bhd	282,266	31,207
TA Global Bhd Preference Shares (a)	3,790	401
Tebrau Teguh Bhd (a)	25,500	10,562
Telekom Malaysia Bhd	43,669	86,359
Tenaga Nasional Bhd	48,400	183,591
UEM Sunrise Bhd	288,288	182,256
UMW Holdings Bhd	20,500	69,717
Unisem M Bhd	22,400	10,185
United Plantations Bhd	4,500	39,212
WCT Holdings Bhd	457,070	310,312

		8,815,131

MEXICO — 5.6%
Alfa SAB de CV (Class A)	292,784	810,443
America Movil SAB de CV (a)	2,816,790	2,920,360
Axtel SAB de CV (a)(b)	110,805	41,254
Cemex SAB de CV (a)	716,460	948,800
Coca-Cola Femsa SAB de CV (a)	42,301	479,909
Consorcio ARA SAB de CV (a)	110,095	50,919
Corporacion GEO SAB de CV (a)(b)(e)	42,565	0
Desarrolladora Homex SAB de CV (a)(b)	17,502	2,304
Empresas ICA SAB de CV (a)(b)	45,137	87,818
Fomento Economico Mexicano SAB de CV	144,039	1,350,012
Grupo Aeroportuario del Sureste SAB de CV (b)	43,622	554,648
Grupo Bimbo SAB de CV	216,255	634,612
Grupo Elektra SA de CV (b)	3,425	91,126
Grupo Financiero Banorte SAB de CV	106,003	758,192
Grupo Financiero Inbursa SA	84,973	252,044
Grupo Mexico SAB de CV	209,730	698,884
Grupo Televisa SA de CV (b)	128,612	882,429
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	114,605	335,696
Industrias CH SAB, Series B (a)(b)	29,449	166,483
Industrias Penoles SA de CV	10,214	255,417
Kimberly-Clark de Mexico SAB de CV	178,060	498,370
Sare Holding SAB de CV (Class B) (a)	130,912	7,044
TV Azteca SAB de CV	253,271	142,908
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	44,913	0
Wal-Mart de Mexico SAB de CV	372,984	997,652

		12,967,324

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur (a)	19,125	476,394
Banque Marocaine pour le Commerce et l’Industrie SA	1,573	145,974
Douja Promotion Groupe Addoha SA	12,085	84,112
Holcim Maroc SA	880	186,645

		893,125

PANAMA — 0.1%
Avianca Taca Holding SA Preference Shares	103,378	210,633

PERU — 0.8%
Compania de Minas Buenaventura SA ADR	21,930	258,993
Credicorp, Ltd.	6,602	1,026,413
Southern Copper Corp. (b)	17,329	526,282
Volcan Compania Minera SAA (Class B)	327,080	128,818

		1,940,506

PHILIPPINES — 1.4%
Alliance Global Group, Inc.	137,400	91,600
Ayala Land, Inc.	881,280	615,786
Bank of the Philippine Islands	317,847	662,636
BDO Unibank, Inc.	225,134	482,246
Cebu Air, Inc.	95,630	124,878
Cebu Holdings, Inc.	485,000	57,222
East West Banking Corp. (a)	53,500	36,954
Filinvest Land, Inc.	4,055,000	151,424
First Philippine Holdings Corp.	26,830	46,714
GMA Holdings, Inc.	235,300	39,890
GT Capital Holdings, Inc.	630	12,557
Megawide Construction Corp. (a)	210,140	62,103
Megaworld Corp.	443,000	45,670
Philippine Long Distance Telephone Co.	6,765	463,089
Puregold Price Club, Inc.	21,600	21,476
San Miguel Corp.	9,430	17,931
SM Investments Corp.	7,240	135,346
SM Prime Holdings, Inc.	205,290	74,591

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Top Frontier Investment Holding Ltd. (a)	1,091	$2,999
Universal Robina Corp.	15,360	54,297
Vista Land & Lifescapes, Inc.	70,400	9,870

		3,209,279

POLAND — 1.4%
Asseco Poland SA	5,690	77,067
Bank Pekao SA	10,386	594,595
Bank Zachodni WBK SA	1,532	186,159
Bioton SA (a)	2,385	4,194
Eurocash SA	536	7,097
Getin Holding SA (a)	20,265	20,821
Getin Noble Bank SA (a)	56,739	58,669
Globe Trade Centre SA (a)	12,741	33,020
Grupa Lotos SA (a)	7,754	94,477
KGHM Polska Miedz SA	11,125	455,925
LPP SA	29	80,219
Mbank	1,684	280,047
Orange Polska SA	68,111	217,564
Orbis SA	5,326	74,890
Polimex- Mostostal SA (a)	53,099	1,574
Polska Grupa Energetyczna SA	38,755	276,302
Polski Koncern Naftowy Orlen SA	2,775	37,467
Powszechna Kasa Oszczednosci Bank Polski SA	33,191	412,059
Powszechny Zaklad Ubezpieczen SA (a)	1,981	289,481
Rovese SA (a)	63,761	26,876

		3,228,503

RUSSIA — 6.4%
Evraz PLC	13,845	20,950
Gazprom OAO ADR (a)	374,803	3,266,408
LSR Group OJSC GDR	7,748	30,240
Lukoil OAO ADR	44,996	2,686,711
Mechel OAO, ADR (a)(b)	18,140	39,727
MMC Norilsk Nickel OJSC ADR	62,418	1,236,501
Mobile Telesystems OJSC (a)	13,462	119,394
Mobile Telesystems OJSC ADR	55,729	1,100,090
NovaTek OAO GDR	8,000	995,200
Novolipetsk Steel OJSC GDR	1,951	27,412
Novorossiysk Commercial Sea Trade Port PJSC GDR (a)	3,599	17,959
Pharmstandard GDR (a)	4,031	37,085
Polymetal International PLC	7,075	69,982
Rosneft Oil Co. GDR (a)	135,026	987,715
Rostelecom ADR (a)	5,356	82,215
Sberbank of Russia ADR (c)	83,976	854,036
Sberbank of Russia ADR (c)	10,825	109,657
Severstal GDR	32,368	262,990
Sistema JSFC GDR (a)	8,597	264,788
Surgutneftegas OJSC ADR	121,692	940,679
Tatneft OAO ADR	19,720	765,530
TMK OAO GDR	2,941	28,528
Uralkali OJSC GDR (a)	5,017	115,642
VimpelCom, Ltd. ADR	34,196	287,246
VTB Bank OJSC GDR	35,247	86,003
X5 Retail Group NV GDR (a)	2,390	51,600
Yandex NV (Class A) (a)	6,571	234,191

		14,718,479

SOUTH AFRICA — 8.9%
Adcock Ingram Holdings, Ltd. (b)	7,202	35,974
Adcorp Holdings, Ltd.	32,481	105,026
African Bank Investments, Ltd. (b)	168,392	107,473
African Rainbow Minerals, Ltd.	7,112	125,029
Allied Electronics Corp., Ltd. Preference Shares	39,622	94,411
Anglo Platinum, Ltd. (b)	1,939	84,034
AngloGold Ashanti, Ltd.	17,119	286,182
Aquarius Platinum, Ltd. (a)	80,202	31,883
ArcelorMittal South Africa, Ltd. (a)	13,287	38,792
Aspen Pharmacare Holdings, Ltd.	32,104	901,945
Aveng, Ltd. (a)	38,355	83,461
Barclays Africa Group, Ltd.	23,055	349,983
Barloworld, Ltd.	16,406	156,137
Bidvest Group, Ltd.	24,056	638,961
Business Connexion Group, Ltd.	141,203	80,962
Coronation Fund Managers, Ltd.	66,804	599,737
Discovery, Ltd.	21,609	197,327
FirstRand, Ltd.	181,924	696,830
Gold Fields, Ltd.	38,163	137,747
Grindrod, Ltd. (b)	67,904	169,652
Group Five, Ltd.	18,338	70,672
Harmony Gold Mining Co., Ltd. (a)	15,443	45,217
Impala Platinum Holdings, Ltd. (a)	27,433	275,600
Imperial Holdings, Ltd.	12,669	238,167
Investec, Ltd.	13,982	128,113
Invicta Holdings, Ltd.	31,477	336,110
Kumba Iron Ore, Ltd. (b)	2,727	86,895
Lewis Group, Ltd. (b)	16,580	100,988
Massmart Holdings, Ltd.	10,795	133,939
MMI Holdings, Ltd.	61,369	151,422
MTN Group, Ltd.	96,144	2,024,232
Murray & Roberts Holdings, Ltd. (a)	45,948	104,993
Naspers, Ltd.	24,549	2,889,000
Nedbank Group, Ltd. (b)	24,843	535,145
Netcare, Ltd.	144,362	389,443
Northam Platinum, Ltd.	19,301	82,547
PPC, Ltd.	14,055	41,417
PSG Group, Ltd.	28,606	248,719
Rand Merchant Insurance Holdings, Ltd.	76,142	234,608
Remgro, Ltd.	29,617	640,292
RMB Holdings, Ltd.	62,062	306,788
Sanlam, Ltd.	140,023	812,729
Sappi, Ltd. (a)	19,491	70,113
Sasol, Ltd.	26,549	1,578,054
Shoprite Holdings, Ltd.	35,080	507,796
Sibanye Gold, Ltd.	43,265	116,065
Standard Bank Group, Ltd.	62,875	856,950
Steinhoff International Holdings, Ltd. (b)	124,037	690,795
Sun International, Ltd.	11,410	117,974
Telkom SA, Ltd.	18,470	79,340
The Foschini Group, Ltd. (b)	21,624	226,631
Tiger Brands, Ltd. (b)	13,483	388,620
Times Media Group, Ltd.	400	820
Trans Hex Group, Ltd.	1,589	553
Truworths International, Ltd. (b)	42,828	301,884
Wilson Bayly Holmes-Ovcon, Ltd.	15,882	189,591

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Woolworths Holdings, Ltd.	70,359	$516,842

		20,440,610

TAIWAN — 14.7%
Acer, Inc. (a)	173,758	124,246
Adlink Technology, Inc. (a)	30,000	79,979
Advanced Semiconductor Engineering, Inc. (a)	475,007	618,060
Advancetek Enterprise Co. Ltd.	167,000	194,921
AGV Products Corp. (a)	341,000	109,296
APCB, Inc.	66,000	52,056
Asustek Computer, Inc. (a)	37,340	416,445
AU Optronics Corp. ADR (a)	75,974	318,331
Audix Corp.	71,000	72,527
Bank of Kaohsiung (a)	97,782	31,406
Basso Industry Corp. (a)	199,000	293,255
Biostar Microtech International Corp. (a)	133,000	57,462
C Sun Manufacturing Ltd.	64,000	56,373
Carnival Industrial Corp.	135,000	38,161
Catcher Technology Co., Ltd. (a)	39,000	363,772
Cathay Financial Holding Co., Ltd.	328,135	512,677
Cathay No. 1 REIT	91,000	54,616
Center Laboratories, Inc. (a)	32,352	136,525
Champion Building Materials Co. Ltd. (a)	94,000	32,742
Chang Hwa Commercial Bank (a)	470,452	291,492
Chang Wah Electromaterials, Inc.	8,257	21,985
Charoen Pokphand Enterprise (a)	272,000	263,728
Cheng Loong Corp.	39,000	16,915
Cheng Shin Rubber Industry Co. Ltd. (a)	24,850	63,586
China Airlines, Ltd. (a)	130,000	44,628
China Chemical & Pharmaceutical Co., Ltd. (a)	103,000	80,550
China Development Financial Holding Corp.	818,945	269,343
China Steel Chemical Corp.	265,345	1,719,615
China Steel Corp. (a)	518,090	435,530
Chinatrust Financial Holding Co., Ltd.	772,091	514,589
Chipbond Technology Corp.	22,000	38,683
Chong Hong Construction Co., Ltd. (a)	7,000	18,544
Chung Hwa Pulp Corp. (a)	147,000	47,214
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (a)	40,000	62,831
Chunghwa Telecom Co., Ltd.	169,457	545,976
CMC Magnetics Corp. (a)	207,000	32,862
Compal Electronics, Inc.	341,774	279,298
Coxon Precise Industrial Co. Ltd.	10,000	18,253
Da-Li Construction Co. Ltd. (a)	71,257	84,244
Delta Electronics, Inc.	135,340	985,881
Dimerco Express Taiwan Corp.	181,000	116,391
Eclat Textile Co., Ltd.	8,160	98,932
Elan Microelectronics Corp.	2,000	3,865
Elite Semiconductor Memory Technology, Inc.	107,750	218,329
Epistar Corp.	37,850	93,807
Etron Technology, Inc. (a)	12,445	6,919
Eva Airways Corp. (a)	74,000	35,565
Excelsior Medical Co., Ltd. (a)	27,000	56,517
Far Eastern New Century Corp. (a)	356,333	383,686
Flytech Technology Co. Ltd. (a)	7,670	34,422
Formosa Chemicals & Fibre Corp.	179,243	453,841
Formosa Epitaxy, Inc.	12,000	7,335
Formosa Plastics Corp.	279,714	747,578
Founding Construction & Development Co. Ltd.	245,650	157,552
Foxconn Technology Co., Ltd. (a)	78,903	191,325
Fubon Financial Holding Co., Ltd.	432,903	625,620
Fullerton Technology Co. Ltd.	33,000	30,891
Fwusow Industry Co. Ltd. (a)	129,300	68,638
Giant Manufacturing Co., Ltd. (a)	122,802	956,242
Grape King, Inc.	109,000	492,833
Great Wall Enterprise Co. (a)	26,000	31,653
HannStar Display Corp. (a)	85,000	34,873
Hermes Microvision, Inc.	2,000	79,376
Himax Technologies, Inc. ADR (b)	3,403	23,345
Hiwin Technologies Corp. (a)	8,652	106,781
Hocheng Corp. (a)	195,000	66,289
Hon Hai Precision Industry Co., Ltd. (a)	533,610	1,787,159
Hong TAI Electric Industrial	125,000	47,307
Hotai Motor Co., Ltd.	44,000	561,458
HTC Corp.	61,198	282,850
Hua Nan Financial Holdings Co., Ltd. (a)	472,536	295,948
Hung Sheng Construction Co. Ltd.	71,000	48,153
Ibase Technology, Inc. (a)	109,191	246,848
Innolux Corp. (a)	245,383	115,057
Inotera Memories, Inc. (a)	25,000	45,465
Janfusun Fancyworld Corp. (a)	394,112	78,933
KEE TAI Properties Co., Ltd.	69,000	48,068
Kenda Rubber Industrial Co., Ltd. (a)	4,160	8,917
Kerry TJ Logistics Co., Ltd.	60,000	81,385
Kindom Construction Co.	45,000	42,953
Kung Long Batteries Industrial Co. Ltd. (a)	9,000	31,198
Kuoyang Construction Co., Ltd. (a)	46,225	22,061
Kwong Fong Industries (a)	35,000	23,386
Largan Precision Co., Ltd. (a)	3,000	239,132
Leofoo Development Co. (a)	127,000	51,467
Lite-On Technology Corp. (a)	177,516	296,375
Long Bon International Co., Ltd.	11,000	7,921
Long Chen Paper Co. Ltd.	998,383	519,956
MediaTek, Inc.	48,329	817,407
Medigen Biotechnology Corp. (a)	5,248	79,446
Mega Financial Holding Co., Ltd. (a)	364,921	303,714
Merida Industry Co., Ltd. (a)	2,000	13,263
Merry Electronics Co. Ltd. (a)	12,720	67,950
Mosel Vitelic, Inc. (a)	3,758	1,133
Namchow Chemical Industrial Ltd.	59,000	135,950
Nan Ya Plastics Corp.	274,486	660,980
Nanya Technology Corp. (a)	36,000	9,284
National Petroleum Co., Ltd. (a)	378,000	380,431
Neo Solar Power Corp.	18,870	23,447
New Era Electronics Co. Ltd. (a)	27,000	33,910
Newmax Technology Co., Ltd.	28,185	51,541
Nexcom International Co. Ltd. (a)	72,736	82,704
Novatek Microelectronics Corp. (a)	34,225	168,500
Pacific Hospital Supply Co. Ltd.	24,000	64,063
Pan Jit International, Inc. (a)	9,000	4,657
Pegatron Corp. (a)	61,686	117,761
Phytohealth Corp. (a)	9,000	12,268

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Pihsiang Machinery Manufacturing Co. Ltd. (a)	27,000	$35,719
Portwell, Inc.	28,000	31,978
Pou Chen Corp.	246,531	296,831
Powertech Technology, Inc. (a)	73,285	132,540
Precision Silicon Corp. (a)	909	641
Promate Electronic Co., Ltd.	63,000	83,872
ProMOS Technologies, Inc. (a)(e)	130,950	0
Quanta Computer, Inc. (a)	237,664	692,503
Sampo Corp. (a)	229,000	92,803
Sesoda Corp.	79,500	94,922
Shih Wei Navigation Co., Ltd. (a)	112,402	76,044
Shin Kong Financial Holding Co., Ltd. (a)	271,792	83,837
Siliconware Precision Industries Co. (a)	172,578	283,507
Sinbon Electronics Co., Ltd. (a)	77,000	125,333
Sinon Corp.	126,000	78,281
SinoPac Financial Holdings Co., Ltd. (a)	628,223	282,993
Sinphar Pharmaceutical Co., Ltd.	79,000	147,110
Solar Applied Materials Technology Corp. (a)	177,250	173,641
Solartech Energy Corp. (a)	10,041	7,953
Stark Technology, Inc.	59,000	56,514
Supreme Electronics Co. Ltd.	143,864	85,765
Ta Ya Electric Wire & Cable (a)	399,000	97,953
Tainan Enterprises Co., Ltd.	43,000	45,581
Taishin Financial Holdings Co., Ltd. (a)	631,655	323,676
Taisun Enterprise Co., Ltd. (a)	162,000	75,146
Taiwan Acceptance Corp.	9,000	24,627
Taiwan Cement Corp.	303,533	459,498
Taiwan Chinsan Electronic Industrial Co. Ltd.	31,000	57,207
Taiwan Cogeneration Corp.	45,000	33,082
Taiwan Fire & Marine Insurance Co.	26,000	20,376
Taiwan FU Hsing Industrial Co., Ltd.	36,000	38,100
Taiwan Land Development Corp. (a)	174,816	65,868
Taiwan Mobile Co., Ltd.	4,000	12,379
Taiwan Paiho Ltd. (a)	57,000	81,325
Taiwan Pulp & Paper Corp. (a)	315,000	151,919
Taiwan Sakura Corp.	103,000	75,548
Taiwan Semiconductor Manufacturing Co., Ltd.	881,000	3,732,551
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,267	925,481
Taiwan Tea Corp.	107,913	72,284
Taiwan Union Technology Corp. (a)	133,000	118,933
Taiyen Biotech Co., Ltd. (a)	53,500	50,260
Tatung Co., Ltd. (a)	175,885	56,021
TPK Holding Co. Ltd.	8,000	79,845
Transasia Airways Corp.	263,000	102,177
Tripod Technology Corp. (a)	73,320	141,444
Uni-President Enterprises Corp. (a)	115,052	206,537
United Microelectronics Corp. ADR (b)	257,477	620,520
Unity Opto Technology Co., Ltd. (a)	12,759	14,956
Ve Wong Corp. (a)	61,000	45,559
Visual Photonics Epitaxy Co., Ltd.	160,259	184,101
Wei Chuan Food Corp.	33,000	49,846
Wei Mon Industry Co. Ltd. (a)	233,450	71,775
Weikeng Industrial Co., Ltd.	67,000	58,006
Winbond Electronics Corp. (a)	46,000	18,487
Wistron Corp. (a)	155,022	141,481
Zeng Hsing Industrial Co. Ltd.	26,350	149,144
Zenitron Corp.	143,000	90,279

		33,786,367

THAILAND — 2.9%
Advanced Info Service PCL	108,015	732,192
Airports of Thailand PCL	17,500	107,033
Bangkok Dusit Medical Services PCL	49,500	25,471
Bangkok Expressway PCL	355,259	410,483
Bangkokland PCL	698,000	40,433
Banpu PCL	140,880	128,053
BEC World PCL	27,000	40,556
Big C Supercenter PCL	3,900	24,514
BTS Group Holdings PCL	32,500	8,662
Central Pattana PCL	51,800	78,207
Central Plaza Hotel PCL	38,400	43,777
CH Karnchang PCL	6,647	4,424
Charoen Pokphand Foods PCL	19,500	16,373
CP ALL PCL	180,100	266,363
Electricity Generating PCL	80,874	345,125
IRPC PCL	906,958	94,454
Jasmine International PCL	174,400	44,601
Kasikornbank PCL (c)	1,200	7,543
Kasikornbank PCL (c)	57,000	360,037
Krung Thai Bank PCL	44,700	28,785
Land and Houses PCL	70,600	21,427
Minor International PCL	7,600	6,849
Pruksa Real Estate PCL	26,500	23,883
PTT Exploration & Production PCL	128,441	662,883
PTT Global Chemical PCL	22,300	46,380
PTT PCL	74,824	733,139
Quality Houses PCL	209,300	22,829
Sansiri PCL	178,600	11,116
Siam Cement PCL (c)	6,100	84,955
Siam Cement PCL (c)	33,800	474,898
Siam Future Development PCL	148,844	25,453
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	87,766	35,155
Thai Airways International PCL (a)	62,700	28,592
Thai Beverage PCL (b)	401,000	199,430
Thai Oil PCL	111,995	179,440
Thaicom PCL	40,000	47,450
The Siam Commercial Bank PCL	116,502	594,087
Ticon Industrial Connection PCL	119,880	64,271
Tisco Financial Group PCL	168,618	213,013
TMB Bank PCL	4,535,917	338,220
Total Access Communication PCL	7,800	27,037
Toyo-Thai Corp. PCL	7,200	7,543
True Corp. PCL (a)	268,500	79,007

		6,734,143

TURKEY — 1.9%
Akbank TAS	102,683	377,258
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	22,075	270,172
Aselsan Elektronik Sanayi Ve Ticaret AS	3,056	13,534
BIM Birlesik Magazalar AS	4,016	92,052
Coca-Cola Icecek AS	462	11,396

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Dogan Sirketler Grubu Holdings AS (a)	148,592	$57,466
Dogan Yayin Holding AS (a)	123,041	27,854
Eregli Demir ve Celik Fabrikalari TAS	151,834	271,401
Haci Omer Sabanci Holding AS	54,775	255,494
KOC Holding AS	82,203	403,203
Migros Ticaret AS (a)	858	8,194
Tupras-Turkiye Petrol Rafinerileri AS	12,443	289,904
Turk Hava Yollari Anonim Ortakligi (a)	26,959	82,519
Turkcell Iletisim Hizmetleri AS (a)	47,202	294,971
Turkiye Garanti Bankasi AS	220,412	861,772
Turkiye Halk Bankasi AS	10,508	78,799
Turkiye Is Bankasi (Class C)	128,260	346,616
Turkiye Vakiflar Bankasi Tao (Class D)	17,929	42,026
Ulker Biskuvi Sanayi AS	52,140	436,488
Yapi ve Kredi Bankasi AS	82,515	179,795

		4,400,914

TOTAL COMMON STOCKS —
(Cost $233,023,688)		228,100,988

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (a)	63,006	7,751
KPJ Healthcare Bhd (expiring 01/23/19) (a)	2,080	389
Malaysian Resources Corp. Bhd (expiring 09/16/18) (a)	123,400	9,607

		17,747

THAILAND — 0.0% (g)
Land and Houses PCL (expiring 04/29/17) (a)	12,620	2,333

TOTAL WARRANTS —
(Cost $9,950)		20,080

SHORT TERM INVESTMENTS — 6.0%
UNITED STATES — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	11,942,963	11,942,963
State Street Institutional Liquid Reserves Fund 0.06% (i)(j)(k)	1,845,187	1,845,187

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,788,150)		13,788,150

TOTAL INVESTMENTS — 105.1%
(Cost $246,821,788)		241,909,218
OTHER ASSETS & LIABILITIES — (5.1)%		(11,845,907)

NET ASSETS — 100.0%		$230,063,311

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of June 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

At June 30, 2014, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Appreciation

MSCI Taiwan Index Futures	7/30/2014	35	$1,163,400	$21,524

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	17.5%
Oil, Gas & Consumable Fuels	12.4
Wireless Telecommunication Services	6.3
Metals & Mining	5.0
Internet Software & Services	4.6
Semiconductors & Semiconductor Equipment	3.7
Food Products	2.7
Beverages	2.6
Electronic Equipment, Instruments & Components	2.6
Insurance	2.4
Chemicals	2.2
Real Estate Management & Development	2.1
Automobiles	2.1
IT Services	1.9
Media	1.9
Technology Hardware, Storage & Peripherals	1.8
Pharmaceuticals	1.8
Industrial Conglomerates	1.8
Diversified Financial Services	1.6
Diversified Telecommunication Services	1.5
Construction & Engineering	1.5
Multiline Retail	1.4
Construction Materials	1.3
Electric Utilities	1.3
Food & Staples Retailing	1.3
Independent Power and Renewable Electricity Producers	1.3
Transportation Infrastructure	1.2
Specialty Retail	0.9
Household Durables	0.8
Thrifts & Mortgage Finance	0.8
Capital Markets	0.8
Hotels, Restaurants & Leisure	0.7
Airlines	0.7
Household Products	0.6
Machinery	0.5
Gas Utilities	0.5
Personal Products	0.4
Paper & Forest Products	0.4
Electrical Equipment	0.4
Leisure Products	0.4
Internet & Catalog Retail	0.4
Textiles, Apparel & Luxury Goods	0.3
Tobacco	0.3
Energy Equipment & Services	0.3
Water Utilities	0.3
Air Freight & Logistics	0.3
Health Care Providers & Services	0.2
Marine	0.2
Diversified Consumer Services	0.2
Trading Companies & Distributors	0.2
Aerospace & Defense	0.2
Consumer Finance	0.1
Distributors	0.1
Communications Equipment	0.1
Road & Rail	0.1
Commercial Services & Supplies	0.1
Health Care Equipment & Supplies	0.0	***
Building Products	0.0	***
Auto Components	0.0	***
Software	0.0	***
Real Estate Investment Trusts	0.0	***
Professional Services	0.0	***
Biotechnology	0.0	***
Containers & Packaging	0.0	***
Short Term Investments	6.0
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, Interbolsa SA/Colombia, which was Level 2 and part of the Capital Markets Industry, and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, each representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 11.9%
AES Tiete SA Preference Shares	433,449	$3,822,988
Banco do Brasil SA	73,538	829,100
Banco do Brasil SA ADR (a)	991,517	11,095,075
Banco do Estado do Rio Grande do Sul SA Preference Shares	956,874	4,666,937
Companhia Energetica de Minas Gerais ADR (a)(b)	1,967,615	15,721,244
CPFL Energia SA ADR (a)	240,822	4,382,960
Mahle-Metal Leve SA	119,174	1,243,052
Oi SA ADR	3,088,464	2,650,211
Santos Brasil Participacoes SA	266,005	2,352,179
Tractebel Energia SA (b)	32,223	482,446
Tractebel Energia SA ADR (a)	325,686	4,917,859
Transmissora Alianca de Energia Electrica SA	393,365	3,551,546
Vale SA Preference Shares ADR	494,325	5,882,468

		61,598,065

CHILE — 1.3%
Aguas Andinas SA Class A	2,500,535	1,575,237
Banco de Chile ADR	13,162	1,054,408
CAP SA	104,697	1,484,028
ENTEL Chile SA	219,456	2,699,253

		6,812,926

CHINA — 10.6%
Bank of China, Ltd. (Class H)	16,332,536	7,312,431
China Citic Bank Corp., Ltd. (Class H) (a)	10,275,000	6,231,009
China Hongqiao Group, Ltd. (a)	1,694,289	1,217,647
China Shanshui Cement Group, Ltd.	16,052,000	5,654,191
Giant Interactive Group, Inc. ADR (a)	756,860	8,961,222
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	3,352,711	4,139,870
Jiangsu Expressway Co., Ltd. (Class H) (a)	2,782,000	3,291,586
Soho China, Ltd. (a)	4,646,000	3,662,681
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	9,744,000	7,367,389
Zhejiang Expressway Co., Ltd. (Class H)	2,126,000	2,153,335
Zijin Mining Group Co., Ltd. (Class H) (a)	21,438,000	4,868,281

		54,859,642

COLOMBIA — 2.1%
Ecopetrol SA ADR (a)	291,982	10,525,951

CZECH REPUBLIC — 3.6%
CEZ AS (a)	378,223	11,413,312
Komercni Banka AS	31,951	7,346,724

		18,760,036

HONG KONG — 3.1%
Bosideng International Holdings, Ltd. (a)	18,577,600	2,780,522
Citic Pacific, Ltd. (a)	4,264,000	7,471,291
Poly Property Group Co., Ltd. (a)	6,460,000	2,692,240
Shenzhen Investment, Ltd. (a)	5,125,175	1,639,982
Shougang Fushan Resources Group, Ltd. (a)	6,074,000	1,246,093

		15,830,128

INDIA — 1.1%
NMDC, Ltd.	1,847,016	5,604,463

INDONESIA — 0.7%
Indo Tambangraya Megah Tbk PT	873,300	1,988,958
Tambang Batubara Bukit Asam Persero Tbk PT	1,914,500	1,732,013

		3,720,971

MALAYSIA — 3.8%
British American Tobacco Malaysia Bhd	81,300	1,659,421
Malayan Banking Bhd	3,094,452	9,473,206
Malaysia Building Society Bhd	1,545,452	1,044,420
Maxis Bhd	3,608,500	7,585,604

		19,762,651

MEXICO — 2.3%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	888,690	11,801,803

POLAND — 8.8%
Bank Handlowy w Warszawie SA	38,228	1,507,493
Bank Pekao SA	115,964	6,638,898
KGHM Polska Miedz SA	313,732	12,857,361
Polska Grupa Energetyczna SA	1,467,557	10,462,874
Powszechny Zaklad Ubezpieczen SA	65,208	9,528,781
Synthos SA	867,943	1,263,315
Tauron Polska Energia SA	1,773,197	3,018,878

		45,277,600

RUSSIA — 6.0%
CTC Media, Inc.	296,967	3,269,607
E.ON Russia JSC (b)	12,933,364	1,078,655
Gazprom Neft JSC ADR	25,466	562,289
Gazprom Neft OAO ADR	49,649	1,108,166
MegaFon OAO GDR (b)	272,272	8,576,568
Moscow United Electric Grid Co. JSC (b)	41,112,478	1,511,706
Phosagro OAO GDR	230,751	2,889,003
Polymetal International PLC	572,333	5,661,218
VimpelCom, Ltd. ADR	753,896	6,332,726

		30,989,938

SOUTH AFRICA — 7.7%
Capital Property Fund (b)	1,518,275	1,527,016
Hyprop Investments, Ltd.	370,301	2,781,761
Kumba Iron Ore, Ltd. (a)	256,420	8,170,732
MMI Holdings, Ltd.	1,494,847	3,688,378
Redefine Properties, Ltd.	3,271,936	2,949,394
Resilient Property Income Fund, Ltd.	136,096	768,188
Reunert, Ltd.	229,243	1,397,599
The Foschini Group, Ltd. (a)	922,970	9,673,238
Vodacom Group, Ltd. (a)	705,720	8,719,717

		39,676,023

SOUTH KOREA — 2.4%
KT Corp. ADR	318,398	4,820,546
Macquarie Korea Infrastructure Fund	202,261	1,257,385

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SK Telecom Co., Ltd.	27,292	$6,379,282

		12,457,213

TAIWAN — 19.8%
Asustek Computer, Inc.	1,079,000	12,033,860
Chicony Electronics Co., Ltd.	1,104,990	2,982,859
China Steel Chemical Corp.	391,000	2,533,944
Chunghwa Telecom Co., Ltd. ADR (a)	165,357	5,301,345
CTCI Corp.	895,000	1,549,719
Far Eastern New Century Corp.	2,938,726	3,164,312
Farglory Land Development Co., Ltd.	628,635	855,851
Highwealth Construction Corp.	1,026,800	2,297,215
Lite-On Technology Corp.	3,213,778	5,365,625
Quanta Computer, Inc.	3,476,000	10,128,341
Radiant Opto-Electronics Corp.	1,541,300	6,607,489
Ruentex Development Co., Ltd.	3,152,000	5,711,139
Synnex Technology International Corp.	3,580,000	6,031,013
Taiwan Mobile Co., Ltd.	2,587,200	8,006,473
TPK Holding Co. Ltd.	2,479,000	24,741,845
TSRC Corp.	911,800	1,288,699
WPG Holdings, Ltd.	2,626,000	3,614,730

		102,214,459

THAILAND — 6.3%
Advanced Info Service PCL	30	204
Advanced Info Service PCL NVDR (a)	1,241,049	8,412,595
Delta Electronics Thai PCL NVDR	1,104,600	2,127,176
Intouch Holdings PCL NVDR	4,001,300	9,030,819
Land and Houses PCL NVDR	21,218,414	6,439,728
Thai Oil PCL	2,183,100	3,497,803
Thai Oil PCL ADR	786,400	1,259,985
Tisco Financial Group PCL NVDR	1,434,500	1,812,186

		32,580,496

TURKEY — 7.9%
Arcelik AS	1,070,121	6,510,664
Aygaz AS	359,030	1,534,128
Tekfen Holding AS (b)	2,644,401	6,360,630
Tofas Turk Otomobil Fabrikasi AS	726,471	4,505,539
Tupras-Turkiye Petrol Rafinerileri AS	623,086	14,517,025
Turk Telekomunikasyon AS	2,112,043	6,096,167
Turk Traktor ve Ziraat Makineleri AS	45,325	1,474,992

		40,999,145

TOTAL COMMON STOCKS —
(Cost $513,624,449)		513,471,510

SHORT TERM INVESTMENTS — 18.6%
UNITED STATES — 18.6%
MONEY MARKET FUNDS — 18.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	89,015,825	89,015,825
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	7,081,174	7,081,174

TOTAL SHORT TERM INVESTMENTS —
(Cost $96,096,999)		96,096,999

TOTAL INVESTMENTS — 118.0%
(Cost $609,721,448)		609,568,509
OTHER ASSETS & LIABILITIES — (18.0)%		(92,973,775)

NET ASSETS — 100.0%		$516,594,734

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	13.5%
Wireless Telecommunication Services	12.8
Electric Utilities	9.7
Metals & Mining	9.2
Oil, Gas & Consumable Fuels	8.2
Electronic Equipment, Instruments & Components	7.1
Real Estate Management & Development	6.4
Technology Hardware, Storage & Peripherals	5.9
Diversified Telecommunication Services	3.6
Insurance	2.6
Industrial Conglomerates	2.4
Independent Power and Renewable Electricity Producers	2.0
Specialty Retail	1.9
Software	1.7
Transportation Infrastructure	1.6
Chemicals	1.5
Construction & Engineering	1.5
Semiconductors & Semiconductor Equipment	1.3
Household Durables	1.2
Construction Materials	1.1
Automobiles	0.9
Media	0.6
Textiles, Apparel & Luxury Goods	0.5
Tobacco	0.3
Water Utilities	0.3
Gas Utilities	0.3
Real Estate Investment Trusts	0.3
Machinery	0.3
Capital Markets	0.3
Auto Components	0.2
Thrifts & Mortgage Finance	0.2
Short Term Investments	18.6
Other Assets & Liabilities	(18.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Financial Statements).

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 17.9%
AMBEV SA ADR	800,013	$5,632,092
Banco Bradesco SA Preference Shares ADR	370,390	5,378,063
BRF SA ADR	113,552	2,760,449
Itau Unibanco Holding SA Preference Shares ADR	486,101	6,990,134
Petroleo Brasileiro SA ADR	261,956	3,832,416
Ultrapar Participacoes SA ADR	72,644	1,714,398
Vale SA ADR (a)	229,194	3,032,237

		29,339,789

CHINA — 43.7%
Agricultural Bank of China, Ltd. (Class H)	4,231,000	1,867,015
Baidu, Inc. ADR (b)	48,161	8,996,957
Bank of China, Ltd. (Class H)	12,102,254	5,418,442
China Construction Bank Corp.	14,450,610	10,926,032
China Life Insurance Co., Ltd. (Class H)	1,313,000	3,439,058
China Merchants Bank Co., Ltd. (Class H) (b)	809,360	1,595,673
China Petroleum & Chemical Corp. (Class H)	4,485,174	4,276,637
China Shenhua Energy Co., Ltd. (Class H)	609,500	1,761,572
China Telecom Corp., Ltd. (Class H)	610	298
Hengan International Group Co., Ltd.	136,500	1,437,148
Industrial & Commercial Bank of China (Class H)	14,415,960	9,114,195
PetroChina Co., Ltd. (Class H)	3,728,171	4,709,309
Ping An Insurance Group Co. of China, Ltd. (Class H)	333,500	2,581,819
Tencent Holdings, Ltd.	914,200	13,942,395
Want Want China Holdings, Ltd.	1,202,000	1,727,700

		71,794,250

HONG KONG — 9.5%
China Mobile, Ltd.	919,500	8,921,713
China Overseas Land & Investment, Ltd. (a)	672,560	1,631,427
CNOOC, Ltd.	2,846,221	5,111,949

		15,665,089

INDIA — 7.5%
HDFC Bank, Ltd. ADR	68,519	3,208,060
ICICI Bank, Ltd. ADR (b)	49,427	2,466,407
Infosys, Ltd. (a)	84,911	4,565,664
Reliance Industries, Ltd. GDR (c)	61,090	2,055,679

		12,295,810

RUSSIA — 21.2%
Gazprom OAO ADR (b)	1,045,010	9,107,262
Lukoil OAO ADR (d)	89,902	5,368,048
Lukoil OAO ADR (d)	1,675	100,199
Magnit OJSC GDR	50,894	3,002,746
MMC Norilsk Nickel OJSC ADR	100,074	1,982,466
Mobile Telesystems OJSC ADR	88,976	1,756,386
NovaTek OAO GDR	13,786	1,714,978
Rosneft Oil Co. GDR	187,422	1,370,992
Sberbank of Russia ADR	476,701	4,829,565
Surgutneftegas OJSC ADR (b)	170,003	1,314,123
Tatneft OAO ADR (b)	42,953	1,667,436
Uralkali OJSC GDR	60,241	1,388,555
Yandex NV (Class A) (b)	36,682	1,307,346

		34,910,102

TOTAL COMMON STOCKS —
(Cost $187,111,691)		164,005,040

SHORT TERM INVESTMENTS — 4.5%
UNITED STATES — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,416,100	6,416,100
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	1,070,918	1,070,918

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,487,018)		7,487,018

TOTAL INVESTMENTS — 104.3%
(Cost $194,598,709)		171,492,058
OTHER ASSETS & LIABILITIES — (4.3)%		(7,111,526)

NET ASSETS — 100.0%		$164,380,532

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	31.5%
Oil, Gas & Consumable Fuels	26.7
Internet Software & Services	14.8
Wireless Telecommunication Services	6.5
Insurance	3.7
Beverages	3.4
Metals & Mining	3.1
IT Services	2.8
Food Products	2.7
Food & Staples Retailing	1.8
Real Estate Management & Development	1.0
Personal Products	0.9
Chemicals	0.9
Diversified Telecommunication Services	0.0 ***
Short Term Investments	4.5
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
CZECH REPUBLIC — 3.5%
CEZ AS (a)	52,311	$1,578,544
Komercni Banka AS	3,560	818,577
O2 Czech Republic AS	21,416	303,365
Unipetrol (b)	35,082	227,476

		2,927,962

HUNGARY — 3.1%
Magyar Telekom Telecommunications PLC (b)	173,868	263,809
MOL Hungarian Oil and Gas NyRt	10,803	578,237
OTP Bank PLC	45,124	867,907
Richter Gedeon NyRt	46,248	887,890

		2,597,843

POLAND — 17.1%
Agora SA (b)	42,057	124,369
Asseco Poland SA	20,377	275,992
Bank Pekao SA	26,000	1,488,491
Bank Zachodni WBK SA	4,865	591,163
Echo Investment SA (b)	124,619	274,132
Getin Holding SA (b)	74,507	76,551
Getin Noble Bank SA (b)	225,797	233,478
Globe Trade Centre SA (b)	50,177	130,040
ING Bank Slaski SA	19,537	853,099
KGHM Polska Miedz SA	31,353	1,284,908
LPP SA	106	293,213
Lubelski Wegiel Bogdanka SA	9,273	364,911
Mbank	4,771	793,412
Netia SA	373,314	638,028
Orange Polska SA	289,565	924,945
Orbis SA	6,208	87,293
Polska Grupa Energetyczna SA	94,919	676,720
Polski Koncern Naftowy Orlen SA	54,906	741,313
Polskie Gornictwo Naftowe i Gazownictwo SA	293,550	507,504
Powszechna Kasa Oszczednosci Bank Polski SA	134,200	1,666,065
Powszechny Zaklad Ubezpieczen SA (b)	7,855	1,147,844
Rovese SA (b)	227,471	95,881
Tauron Polska Energia SA	370,056	630,023
TVN SA (b)	74,060	378,019

		14,277,394

RUSSIA — 55.7%
CTC Media, Inc.	10,700	117,807
Etalon Group, Ltd. GDR (b)	12,364	54,871
Eurasia Drilling Co., Ltd. GDR	4,932	155,358
Evraz PLC	104,230	157,723
Federal Hydrogenerating Co. JSC ADR (c)	144,826	270,825
Federal Hydrogenerating Co. JSC ADR (c)	34,317	65,717
Gazprom Neft OAO ADR	7,066	157,713
Gazprom OAO ADR	1,150,313	10,024,978
Globaltrans Investment PLC GDR	14,584	166,987
LSR Group OJSC GDR	36,431	142,190
Lukoil OAO ADR	102,287	6,107,557
Magnit OJSC (b)	1,000	260,187
Magnit OJSC GDR	43,378	2,559,302
Mail.ru Group, Ltd. GDR (b)	17,528	617,862
Mechel OAO, ADR (a)(b)	26,292	57,580
MegaFon OAO GDR (b)	17,322	545,643
MMC Norilsk Nickel OJSC ADR	153,770	3,046,184
Mobile Telesystems OJSC (b)	38,158	338,422
Mobile Telesystems OJSC ADR	94,807	1,871,490
NovaTek OAO GDR	23,351	2,904,864
Novolipetsk Steel OJSC GDR	8,381	117,753
O’Key Group SA GDR	6,790	62,366
Pharmstandard GDR (b)	9,086	83,591
Phosagro OAO GDR	3,994	50,005
PIK Group GDR (b)	65,185	156,444
Polymetal International PLC	44,567	440,833
Polyus Gold International, Ltd. (b)	89,723	286,882
Rosneft Oil Co. GDR	223,699	1,636,358
Rostelecom ADR	38,855	596,424
Sberbank (b)	1,810,110	4,491,734
Sberbank of Russia ADR	30,000	303,900
Severstal GDR	65,103	528,962
Sistema JSFC GDR (b)	29,410	905,828
Surgutneftegas OJSC ADR	209,987	1,623,200
Tatneft OAO ADR	40,276	1,563,514
TMK OAO GDR	8,221	79,744
Uralkali OJSC GDR (b)	53,340	1,229,487
VimpelCom, Ltd. ADR	45,790	384,636
VTB Bank OJSC GDR	275,902	673,201
X5 Retail Group NV GDR (b)	13,234	285,722
Yandex NV (b)	39,068	1,392,383

		46,516,227

TURKEY — 20.1%
Akbank TAS	302,987	1,113,177
Anadolu Anonim Turk Sigorta (b)	328,478	219,987
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	69,351	848,775
Arcelik AS	144,073	876,547
Asya Katilim Bankasi AS (b)	98,846	71,793
BIM Birlesik Magazalar AS	34,563	792,228
Coca-Cola Icecek AS	4,583	113,046
Dogan Sirketler Grubu Holdings AS (b)	338,365	130,859
Dogan Yayin Holding AS (b)	781,398	176,895
Dogus Otomotiv Servis ve Ticaret AS	167,421	660,904
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	344,371	432,027
Enka Insaat ve Sanayi AS	182,965	496,179
Eregli Demir ve Celik Fabrikalari TAS	438,452	783,725
Haci Omer Sabanci Holding AS	158,770	740,572
KOC Holding AS	216,495	1,061,901
Koza Altin Isletmeleri AS	2,106	24,037
Tupras-Turkiye Petrol Rafinerileri AS	29,834	695,090
Turk Hava Yollari Anonim Ortakligi (b)	425,511	1,302,441
Turk Telekomunikasyon AS	52,646	151,957
Turkcell Iletisim Hizmetleri AS (b)	182,945	1,143,245
Turkiye Garanti Bankasi AS	611,878	2,392,335
Turkiye Halk Bankasi AS	80,266	601,910
Turkiye Is Bankasi (Class C)	257,579	696,094
Turkiye Vakiflar Bankasi Tao (Class D)	120,000	281,281
Ulker Biskuvi Sanayi AS	8,406	70,370

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Vestel Elektronik Sanayi (b)	171,193	$230,109
Yapi ve Kredi Bankasi AS	285,476	622,034

		16,729,518

TOTAL COMMON STOCKS —
(Cost $107,914,644)		83,048,944

SHORT TERM INVESTMENTS — 2.5%
UNITED STATES — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,219,753	1,219,753
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	851,222	851,222

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,070,975)		2,070,975

TOTAL INVESTMENTS — 102.0%
(Cost $109,985,619)		85,119,919
OTHER ASSETS & LIABILITIES — (2.0)%		(1,688,738)

NET ASSETS — 100.0%		$83,431,181

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	32.2%
Banks	22.2
Metals & Mining	7.9
Wireless Telecommunication Services	6.1
Food & Staples Retailing	4.8
Electric Utilities	3.9
Diversified Telecommunication Services	3.4
Internet Software & Services	2.4
Industrial Conglomerates	2.1
Chemicals	1.9
Insurance	1.7
Airlines	1.6
Household Durables	1.6
Pharmaceuticals	1.2
Beverages	1.1
Media	0.9
Diversified Financial Services	0.9
Distributors	0.8
Real Estate Management & Development	0.8
Real Estate Investment Trusts	0.5
Textiles, Apparel & Luxury Goods	0.4
Software	0.3
Energy Equipment & Services	0.3
Road & Rail	0.2
Building Products	0.1
Hotels, Restaurants & Leisure	0.1
Food Products	0.1
Short Term Investments	2.5
Other Assets & Liabilities	(2.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BERMUDA — 0.0% (a)
Cosan, Ltd.	1,886	$25,670

BRAZIL — 54.2%
AES Tiete SA Preference Shares	18,746	165,338
All America Latina Logistica SA	45,344	171,370
AMBEV SA ADR	277,804	1,955,740
Anhanguera Educacional Participacoes SA	14,800	123,552
B2W Cia Digital (b)	7,882	100,130
Banco Bradesco SA Preference Shares ADR	154,801	2,247,711
Banco do Brasil SA	44,361	500,146
Banco do Brasil SA ADR	16,975	189,950
Banco Santander Brazil SA ADS	47,278	327,164
BB Seguridade Participacoes SA	29,319	431,518
Bematech SA	13,165	53,458
BM&FBOVESPA SA	151,292	795,551
BR Malls Participacoes SA	24,247	206,816
BR Properties SA	12,821	77,423
Bradespar SA Preference Shares	26,082	239,626
Braskem SA Preference Shares ADR (c)	11,873	152,568
BRF — Brasil Foods SA	15,636	378,822
BRF — Brasil Foods SA ADR	29,387	714,398
CCR SA	65,136	531,940
Centrais Eletricas Brasileiras SA	3,577	10,370
Centrais Eletricas Brasileiras SA ADR (c)	26,036	76,025
CETIP SA — Balcao Organizado de Ativos e Derivativos	15,249	217,586
Cetip SA — Mercados Organizados (b)	3	43
Cia Hering	9,295	93,789
Cielo SA	40,574	837,583
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (c)	11,330	524,919
Companhia de Saneamento Basico do Estado de Sao Paulo	39,246	419,329
Companhia Energetica de Minas Gerais ADR (c)	71,463	570,989
Companhia Energetica de Sao Paulo Preference Shares	23,026	290,424
Companhia Paranaense de Energia Preference Shares	12,600	193,679
Companhia Siderurgica Nacional SA ADR (c)	64,106	273,092
Cosan SA Industria e Comercio	14,926	271,554
CPFL Energia SA ADR	6,756	122,959
Cyrela Brazil Realty SA	31,277	196,111
Cyrela Commercial Properties SA Empreendimentos e Participacoes	24,373	204,574
Duratex SA	61,356	251,092
Empresa Brasileira de Aeronautica SA	44,575	408,316
Estacio Participacoes SA	7,359	97,659
Fibria Celulose SA ADR (b)(c)	22,167	215,463
Gafisa SA	22,013	33,657
Gerdau SA ADR (c)	43,100	253,859
Gerdau SA Preference Shares	8,384	49,221
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	14,288	77,919
Hypermarcas SA (b)	22,728	198,500
Investimentos Itau SA	52,446	207,014
Investimentos Itau SA Preference Shares	270,318	1,065,771
Itau Unibanco Holding SA Preference Shares ADR	197,548	2,840,739
JBS SA	69,363	239,172
Kepler Weber SA	5,397	100,393
Klabin SA	38,570	194,241
Kroton Educacional SA	13,939	391,843
Linx SA	3,261	76,624
Lojas Americanas SA Preference Shares	84,601	541,209
Lojas Renner SA	14,004	449,836
M Dias Branco SA	853	37,818
Metalurgica Gerdau SA Preference Shares	37,438	265,485
MMX Mineracao e Metalicos SA (b)	2,093	1,928
MRV Engenharia e Participacoes SA	7,902	26,745
Multiplan Empreendimentos Imobiliarios SA	5,771	134,319
Natura Cosmeticos SA	17,841	301,519
Oi SA	361	341
Oi SA ADR (c)(d)	10,609	10,259
Oi SA ADR (d)	69,048	59,250
Oi SA Preference Shares	3,932	3,479
PDG Realty SA Empreendimentos e Participacoes (b)	81,883	54,239
Petroleo Brasileiro SA ADR (d)	147,118	2,300,926
Petroleo Brasileiro SA ADR (d)	81,253	1,188,731
Prumo Logistica SA (b)	148,327	72,680
Qualicorp SA (b)	7,276	86,159
Souza Cruz SA	45,353	468,530
Telefonica Brasil SA Preference Shares	26,292	536,791
Tim Participacoes SA	15,913	93,279
Tim Participacoes SA ADR	14,646	425,173
Totvs SA	9,125	157,320
Tractebel Energia SA ADR	2,379	35,923
Ultrapar Participacoes SA ADR	30,731	725,252
Usinas Siderurgicas de Minas Gerais SA ADR (b)	43,119	148,761
Usinas Siderurgicas de Minas Gerais SA Preference Shares (b)	12,929	44,463
Vale SA ADR (c)	72,245	955,801
Vale SA Preference Shares ADR	152,417	1,813,762
Weg SA	18,920	242,841

		31,550,549

CHILE — 9.0%
Almendral SA	1,584,989	140,272
Antarchile SA	24,516	317,702
Banco de Chile ADR	3,783	303,056
Banco de Credito e Inversiones	6,267	362,095
Banco Santander Chile ADR	4,635	122,596
CAP SA	9,892	140,214
Cencosud SA	123,762	405,931
Compania General de Electricidad SA	65,018	259,640
Empresa Nacional de Electricidad SA ADR	10,846	490,239
Empresas CMPC SA	135,843	295,672
Empresas COPEC SA	46,402	603,426
Enersis SA ADR	34,368	579,101
Gasco SA	3,343	22,280
Latam Airlines Group SA ADR (c)	26,364	353,805
SACI Falabella	80,153	725,281

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Sociedad Quimica y Minera de Chile SA ADR	4,334	$127,030

		5,248,340

COLOMBIA — 6.3%
Almacenes Exito SA	15,272	256,734
Banco Davivienda SA Preference Shares	8,783	141,668
Banco de Bogota SA	4,828	175,937
BanColombia SA ADR	9,160	529,448
Bolsa de Valores de Colombia	1,566,311	19,165
Celsia SA ESP	16,025	52,003
Cementos Argos SA	20,071	126,208
Corp Financiera Colombiana SA	5,854	119,400
Ecopetrol SA ADR (c)	14,043	506,250
Empresa de Energia de Bogota SA	132,892	112,408
Empresa de Telecomunicaciones de Bogota	75,704	18,324
Grupo Argos SA	22,498	270,491
Grupo Argos SA/Colombia Preference Shares	6,824	81,318
Grupo Aval Acciones y Valores	111,336	79,959
Grupo Aval Acciones y Valores Preference Shares	327,855	235,459
Grupo de Inversiones Suramericana SA	16,387	347,834
Grupo de Inversiones Suramericana SA Preference Shares	5,265	111,476
Grupo Nutresa SA	18,434	270,859
Grupo Odinsa SA	2,334	10,181
Interconexion Electrica SA ESP (b)	23,397	114,138
Isagen SA ESP	51,280	84,569

		3,663,829

LUXEMBOURG — 0.1%
Ternium SA ADR	1,390	38,823

MEXICO — 26.6%
Alfa SAB de CV (Class A)	257,904	713,893
Alsea SAB de CV (b)	6,704	24,117
America Movil SAB de CV (b)	3,117,202	3,231,817
Arca Continental SAB de CV (c)	20,276	137,398
Banregio Grupo Financiero SAB de CV	2,616	15,479
Bolsa Mexicana de Valores SAB de CV	8,421	17,864
Cemex SAB de CV (b)	838,220	1,110,045
Coca-Cola Femsa SAB de CV	20,604	233,754
Compartamos SAB de CV (c)	45,786	88,233
Controladora Comercial Mexicana SAB de CV	7,276	27,263
Corporacion GEO SAB de CV (b)(c)(e)	71,361	0
Desarrolladora Homex SAB de CV (b)(c)	28,753	3,786
El Puerto de Liverpool SAB de CV	3,598	42,603
Empresas ICA SAB de CV (b)(c)	52,297	101,748
Fibra Uno Administracion SA de CV	80,778	281,879
Fomento Economico Mexicano SAB de CV	138,925	1,302,081
Genomma Lab Internacional SAB de CV (Class B) (b)	37,936	102,904
Gruma SAB de CV (Class B) (b)	16,352	195,687
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	8,993	60,725
Grupo Aeroportuario del Sureste SAB de CV	27,703	352,240
Grupo Bimbo SAB de CV	229,800	674,361
Grupo Carso SA de CV	67,777	352,547
Grupo Elektra SA de CV (c)	4,679	124,490
Grupo Financiero Banorte SAB de CV	149,282	1,067,747
Grupo Financiero Inbursa SA	220,328	653,528
Grupo Financiero Santander Mexico SAB de CV (Class B) (c)	53,144	141,084
Grupo Mexico SAB de CV	202,659	675,322
Grupo Televisa SA de CV (c)	134,095	920,049
Grupo Televisa SA de CV ADR	1,074	36,849
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	169,730	497,166
Industrias Penoles SA de CV	8,242	206,104
Kimberly-Clark de Mexico SAB de CV	190,972	534,510
Megacable Holdings SAB de CV	13,490	57,046
Mexichem SAB de CV (c)	9,893	40,936
Minera Frisco SAB de CV (b)(c)	47,350	93,291
OHL Mexico SAB de CV (b)	20,440	62,724
Promotora y Operadora de Infraestructura SAB de CV (b)	2,780	37,145
TV Azteca SAB de CV	245,733	138,655
Urbi Desarrollos Urbanos SA de CV (b)(c)(e)	86,307	0
Wal-Mart de Mexico SAB de CV (c)	411,048	1,099,465

		15,456,535

PERU — 3.5%
Alicorp SA	32,489	95,617
Compania de Minas Buenaventura SA ADR	15,429	182,217
Compania Minera Milpo SA	111,343	95,676
Credicorp, Ltd.	5,836	907,323
Grana y Montero SA	9,073	32,485
Minsur SA	219,842	137,746
Southern Copper Corp. (c)	15,093	458,374
Volcan Compania Minera SAA (Class B)	287,352	113,171

		2,022,609

SPAIN — 0.1%
Cemex Latam Holdings SA (b)	8,261	80,863

TOTAL COMMON STOCKS —
(Cost $75,246,378)		58,087,218

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
B2W Cia Digital (expiring 07/04/14) (b)	4,719	4,175
Gol Linhas Aereas Inteligentes SA (expiring 07/08/14) (b)	350	0

		4,175

CHILE — 0.0% (a)
Empresas CMPC SA (expiring 7/25/14) (b)	7,150	1,550

TOTAL RIGHTS —
(Cost $0)		5,725

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 9.3%
UNITED STATES — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	4,815,312	$4,815,312
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	567,821	567,821

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,383,133)		5,383,133

TOTAL INVESTMENTS — 109.1%
(Cost $80,629,511)		63,476,076
OTHER ASSETS & LIABILITIES — (9.1)%		(5,316,140)

NET ASSETS — 100.0%		$58,159,936

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	A portion of the security was on loan at June 30, 2014.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	20.7%
Metals & Mining	10.8
Oil, Gas & Consumable Fuels	9.6
Wireless Telecommunication Services	6.7
Beverages	6.2
Food Products	4.5
Food & Staples Retailing	3.9
Electric Utilities	3.6
Multiline Retail	3.1
Construction Materials	2.8
Diversified Financial Services	2.4
Industrial Conglomerates	2.4
Media	2.0
Transportation Infrastructure	1.8
Independent Power and Renewable Electricity Producers	1.8
IT Services	1.4
Paper & Forest Products	1.3
Construction & Engineering	1.3
Real Estate Management & Development	1.1
Diversified Consumer Services	1.1
Diversified Telecommunication Services	1.0
Household Products	0.9
Personal Products	0.8
Tobacco	0.8
Airlines	0.7
Insurance	0.7
Water Utilities	0.7
Aerospace & Defense	0.7
Machinery	0.6
Chemicals	0.6
Household Durables	0.5
Real Estate Investment Trusts	0.5
Software	0.4
Specialty Retail	0.4
Capital Markets	0.4
Containers & Packaging	0.3
Road & Rail	0.3
Gas Utilities	0.2
Internet & Catalog Retail	0.2
Pharmaceuticals	0.2
Consumer Finance	0.2
Health Care Providers & Services	0.1
Technology Hardware, Storage & Peripherals	0.1
Hotels, Restaurants & Leisure	0.0 ***
Short Term Investments	9.3
Other Assets & Liabilities	(9.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry representing 0.00% of net assets and Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
EGYPT — 4.1%
Arab Cotton Ginning	31,670	$22,811
Commercial International Bank Egypt SAE	143,555	714,758
Eastern Tobacco	11,362	238,394
Egyptian Financial Group-Hermes Holding (a)	82,240	176,211
Egyptian Kuwait Holding Co. (a)	128,113	134,519
ElSwedy Electric Co. (a)	16,899	76,695
Ezz Steel (a)	44,749	106,583
Global Telecom Holding GDR (a)(b)	111,150	396,583
Juhayna Food Industries (a)	64,208	107,851
Maridive & Oil Services SAE (a)	37,722	39,608
Palm Hills Developments SAE (a)	85,138	47,510
Sidi Kerir Petrochemicals Co.	49,687	121,611
Six of October Development & Investment Co. (a)	20,853	94,407
Talaat Moustafa Group	232,890	278,163
Telecom Egypt	81,033	151,865

		2,707,569

MOROCCO — 2.4%
Attijariwafa Bank	15,887	590,308
Banque Centrale Populaire	13,262	304,116
Banque Marocaine du Commerce Exterieur	12,526	312,016
Banque Marocaine pour le Commerce et l’Industrie SA	1,337	124,073
Douja Promotion Groupe Addoha SA	13,559	94,371
Maroc Telecom	17,005	197,258

		1,622,142

SOUTH AFRICA — 93.3%
Acucap Properties, Ltd.	19,608	81,187
Adcock Ingram Holdings, Ltd. (b)	31,227	155,977
Adcorp Holdings, Ltd.	10,125	32,739
AECI, Ltd.	26,780	316,288
African Bank Investments, Ltd. (b)	258,160	164,766
African Oxygen, Ltd.	19,109	38,079
African Rainbow Minerals, Ltd.	17,660	310,464
Allied Electronics Corp., Ltd. Preference Shares	39,303	93,651
Anglo Platinum, Ltd. (a)(b)	9,061	392,692
AngloGold Ashanti, Ltd. (a)	66,491	1,111,543
Aquarius Platinum, Ltd. (a)	203,871	81,047
ArcelorMittal South Africa, Ltd. (a)	24,456	71,400
Aspen Pharmacare Holdings, Ltd.	54,088	1,519,573
Assore, Ltd.	8,460	283,618
Astral Foods, Ltd. (b)	7,753	88,908
Aveng, Ltd. (a)	71,586	155,772
AVI, Ltd.	47,673	274,466
Barclays Africa Group, Ltd.	58,908	894,244
Barloworld, Ltd.	41,145	391,581
Bidvest Group, Ltd.	50,375	1,338,030
Blue Label Telecoms, Ltd.	46,319	37,269
Brait SE (a)(b)	69,766	428,219
Business Connexion Group, Ltd.	53,982	30,952
Capital Property Fund (a)	321,469	323,320
Capitec Bank Holdings, Ltd.	1,670	34,925
Cashbuild, Ltd.	2,536	29,797
City Lodge Hotels, Ltd.	4,753	56,739
Clicks Group, Ltd. (b)	50,827	303,373
Clover Industries, Ltd.	19,386	30,631
Coronation Fund Managers, Ltd.	39,269	352,540
DataTec, Ltd.	46,463	234,963
Discovery, Ltd.	65,737	600,291
DRDGOLD, Ltd.	87,237	25,010
Emira Property Fund	40,976	56,618
EOH Holdings, Ltd.	5,036	42,721
Eqstra Holdings, Ltd.	70,971	44,029
Exxaro Resources, Ltd. (b)	30,142	392,402
Famous Brands, Ltd.	7,934	71,966
FirstRand, Ltd.	443,087	1,697,173
Fountainhead Property Trust	292,787	212,461
Gold Fields, Ltd.	133,945	483,467
Grindrod, Ltd. (b)	95,479	238,546
Group Five, Ltd.	19,709	75,955
Growthpoint Properties, Ltd.	235,716	547,927
Harmony Gold Mining Co., Ltd. (a)	68,309	200,007
Hosken Consolidated Investments, Ltd.	8,347	133,379
Hudaco Industries, Ltd.	4,472	40,043
Hyprop Investments, Ltd.	38,469	288,985
Illovo Sugar, Ltd.	36,217	100,085
Impala Platinum Holdings, Ltd.	92,784	932,135
Imperial Holdings, Ltd.	34,453	647,689
Investec, Ltd.	31,620	289,726
JSE, Ltd. (b)	14,055	126,695
Kumba Iron Ore, Ltd. (b)	13,611	433,710
Lewis Group, Ltd. (b)	15,955	97,181
Liberty Holdings, Ltd.	19,755	241,396
Life Healthcare Group Holdings, Ltd.	156,189	609,121
Massmart Holdings, Ltd. (b)	16,934	210,108
Medi-Clinic Corp., Ltd.	62,784	482,089
Merafe Resources, Ltd. (a)	296,727	32,633
MMI Holdings, Ltd.	211,998	523,083
Mondi, Ltd.	23,550	429,174
Mpact, Ltd.	32,498	85,195
Mr. Price Group, Ltd.	44,824	761,803
MTN Group, Ltd.	276,688	5,825,435
Murray & Roberts Holdings, Ltd. (a)	76,269	174,278
Nampak, Ltd.	107,093	370,340
Naspers, Ltd.	73,384	8,636,049
Nedbank Group, Ltd. (b)	39,489	850,635
Netcare, Ltd.	229,417	618,895
Northam Platinum, Ltd. (a)	62,713	268,212
Oceana Group, Ltd.	5,733	46,882
Omnia Holdings, Ltd.	8,952	193,988
Pick n Pay Stores, Ltd. (b)	53,583	293,280
Pick’ n Pay Holdings, Ltd.	43,114	102,124
Pioneer Foods, Ltd.	16,404	161,901
PPC, Ltd.	102,235	301,263
PSG Group, Ltd.	8,659	75,287
Rand Merchant Insurance Holdings, Ltd.	133,111	410,140
Raubex Group, Ltd.	24,388	51,922
Redefine Properties, Ltd.	473,685	426,990
Remgro, Ltd.	87,510	1,891,886
Resilient Property Income Fund, Ltd.	44,556	251,495
Reunert, Ltd.	31,798	193,859
RMB Holdings, Ltd.	117,378	580,229
SA Corporate Real Estate Fund	346,736	133,626
Sanlam, Ltd.	339,436	1,970,172
Santam, Ltd.	1,787	32,754

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Sappi, Ltd. (a)	99,992	$359,694
Sasol, Ltd.	90,692	5,390,670
Shoprite Holdings, Ltd.	64,236	929,841
Sibanye Gold, Ltd.	146,269	392,388
Standard Bank Group, Ltd.	232,033	3,162,475
Steinhoff International Holdings, Ltd. (b)	350,797	1,953,681
Sun International, Ltd.	14,896	154,018
Super Group, Ltd. (a)	53,234	152,365
Telkom SA, Ltd. (a)	39,144	168,148
The Foschini Group, Ltd. (b)	34,761	364,315
The Spar Group, Ltd.	30,542	357,159
Tiger Brands, Ltd.	31,953	920,979
Times Media Group, Ltd.	2,451	5,022
Tongaat Hulett, Ltd.	15,968	222,753
Trencor, Ltd.	17,217	129,224
Truworths International, Ltd.	79,721	561,934
Tsogo Sun Holdings, Ltd.	37,265	94,575
Vodacom Group, Ltd.	48,266	596,364
Wilson Bayly Holmes-Ovcon, Ltd.	14,638	174,741
Woolworths Holdings, Ltd.	133,831	983,094

		61,746,638

TOTAL COMMON STOCKS —
(Cost $68,125,565)		66,076,349

SHORT TERM INVESTMENTS — 4.0%
UNITED STATES — 4.0%
MONEY MARKET FUNDS — 4.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,298,335	2,298,335
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	363,937	363,937

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,662,272)		2,662,272

TOTAL INVESTMENTS — 103.8%
(Cost $70,787,837)		68,738,621
OTHER ASSETS & LIABILITIES — (3.8)%		(2,522,864)

NET ASSETS — 100.0%		$66,215,757

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Media	13.0%
Banks	10.7
Wireless Telecommunication Services	10.3
Oil, Gas & Consumable Fuels	8.7
Metals & Mining	7.8
Diversified Financial Services	6.9
Insurance	5.8
Food & Staples Retailing	3.3
Household Durables	3.0
Specialty Retail	2.9
Food Products	2.9
Industrial Conglomerates	2.6
Health Care Providers & Services	2.5
Pharmaceuticals	2.5
Real Estate Management & Development	2.4
Capital Markets	2.0
Real Estate Investment Trusts	1.7
Multiline Retail	1.5
Paper & Forest Products	1.1
Chemicals	1.1
Distributors	1.0
Construction & Engineering	1.0
Diversified Telecommunication Services	0.8
Trading Companies & Distributors	0.8
Containers & Packaging	0.7
Marine	0.6
Hotels, Restaurants & Leisure	0.5
Construction Materials	0.5
Electronic Equipment, Instruments & Components	0.4
Tobacco	0.3
Electrical Equipment	0.1
IT Services	0.1
Energy Equipment & Services	0.1
Commercial Services & Supplies	0.1
Professional Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	4.0
Other Assets & Liabilities	(3.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.4%
Abacus Property Group	357,400	$843,330
Alumina, Ltd. (a)	304,259	387,686
Amcor, Ltd.	87,629	862,651
AMP, Ltd.	165,837	829,584
Ansell, Ltd.	26,971	504,804
APA Group (b)	91,490	594,971
Aristocrat Leisure, Ltd.	103,819	515,425
Arrium, Ltd.	84,015	63,042
Australia & New Zealand Banking Group, Ltd.	126,089	3,967,765
BHP Billiton, Ltd.	156,578	5,305,525
Billabong International, Ltd. (a)	134,428	63,440
BlueScope Steel, Ltd. (a)	39,508	202,110
Brambles, Ltd.	124,154	1,076,910
Bunnings Warehouse Property Trust (b)	187,603	439,132
carsales.com, Ltd.	16,856	168,482
Commonwealth Bank of Australia	85,557	6,531,303
Computershare, Ltd.	79,110	931,857
CSL, Ltd.	27,584	1,732,640
CSR, Ltd.	107,438	353,905
Dexus Property Group	137,498	144,053
DUET Group (b)	57,557	131,467
Fairfax Media, Ltd.	114,669	97,948
Fortescue Metals Group, Ltd. (b)	79,340	325,750
Goodman Group (b)	34,564	164,747
GWA International, Ltd.	112,493	279,244
Harvey Norman Holdings, Ltd. (b)	200,948	587,961
Hills Industries, Ltd.	106,178	173,875
Iluka Resources, Ltd. (b)	24,702	189,551
Ingenia Communities Group	363,913	171,740
Insurance Australia Group, Ltd.	188,744	1,040,373
Lend Lease Group	74,157	917,610
Macquarie Group, Ltd.	21,444	1,206,907
Mirvac Group	84,074	141,646
National Australia Bank, Ltd.	101,979	3,155,171
Newcrest Mining, Ltd. (a)	40,631	403,438
Orica, Ltd.	13,853	254,704
Origin Energy, Ltd.	86,871	1,198,741
Orora, Ltd.	86,084	115,782
OZ Minerals, Ltd.	22,353	86,290
Perpetual, Ltd.	13,735	614,224
QBE Insurance Group, Ltd.	62,208	638,232
REA Group, Ltd. (b)	2,448	98,683
Recall Holdings, Ltd. (a)	26,833	121,060
Rio Tinto, Ltd.	27,301	1,528,304
Santos, Ltd.	71,978	968,774
Scentre Group (a)	190,994	576,863
Seek, Ltd.	16,511	247,005
Sonic Healthcare, Ltd.	57,550	941,341
Stockland (b)	43,655	159,871
Suncorp Group, Ltd.	117,446	1,500,929
Sydney Airport	229,661	914,751
Tatts Group, Ltd.	261,779	807,952
Toll Holdings, Ltd. (b)	79,372	382,068
TPG Telecom, Ltd.	16,914	87,963
Treasury Wine Estates, Ltd.	51,582	243,915
Wesfarmers, Ltd.	80,806	3,191,085
Westfield Corp.	94,194	635,671
Westpac Banking Corp.	142,062	4,542,809
Woodside Petroleum, Ltd.	42,853	1,661,151
Woolworths, Ltd.	75,397	2,506,378
WorleyParsons, Ltd.	23,100	379,589

		58,910,178

AUSTRIA — 0.2%
Andritz AG	1,668	96,385
Erste Group Bank AG	16,445	531,820
OMV AG	16,341	738,319
Voestalpine AG (b)	14,568	693,216

		2,059,740

BELGIUM — 1.1%
Aedifica SA	2,026	138,695
Ageas	21,573	860,551
Anheuser-Busch InBev NV	41,330	4,747,648
Bekaert NV (b)	4,572	170,797
Delhaize Group (b)	7,888	533,621
Gimv NV (b)	14,086	704,898
KBC Groep NV (a)	12,534	682,147
Solvay SA	707	121,676
UCB SA	10,862	919,518
Umicore (b)	18,834	874,939

		9,754,490

CANADA — 9.3%
AGF Management, Ltd. (b)	30,936	362,467
Agnico-Eagle Mines, Ltd.	10,640	408,159
Agrium, Inc. (b)	11,380	1,044,355
Air Canada (Class A) (a)	31,165	278,251
Alamos Gold, Inc. (b)	11,400	115,482
Alimentation Couche-Tard, Inc. (Class B)	11,724	321,732
ARC Resources, Ltd. (b)	17,334	528,735
Argonaut Gold, Inc. (a)	16,256	67,457
Athabasca Oil Corp. (a)	15,940	114,632
Avigilon Corp. (a)	3,168	70,757
B2Gold Corp. (a)(b)	51,612	150,695
Badger Daylighting, Ltd.	3,060	100,980
Bank of Montreal	28,030	2,067,875
Bank of Nova Scotia	55,650	3,716,792
Bankers Petroleum, Ltd. (a)	25,968	166,269
Barrick Gold Corp.	56,009	1,027,476
BCE, Inc. (b)	12,738	578,810
BlackBerry, Ltd. (a)(b)	30,017	308,300
Bombardier, Inc. (Class B) (b)	111,537	394,775
Brookfield Asset Management, Inc. (Class A)	33,729	1,488,617
CAE, Inc.	13,404	175,675
Cameco Corp. (b)	30,978	608,712
Canadian Energy Services & Technology Corp.	4,856	152,361
Canadian Imperial Bank of Commerce (b)	20,657	1,883,110
Canadian National Railway Co.	50,601	3,296,915
Canadian Natural Resources, Ltd.	60,653	2,791,923
Canadian Oil Sands, Ltd. (b)	32,171	730,315
Canadian Pacific Railway, Ltd.	9,255	1,679,655
Canadian Solar, Inc. (a)(b)	2,112	66,021
Canadian Tire Corp., Ltd. (Class A)	3,900	374,823
Canadian Western Bank (b)	20,591	771,135

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Carfinco Financial Group, Inc. (b)	13,720	$110,517
Catamaran Corp. (a)	8,548	378,146
CCL Industries, Inc. (Class B)	1,164	112,286
Cenovus Energy, Inc. (b)	35,715	1,159,820
CGI Group, Inc. (Class A) (a)	19,739	700,867
Constellation Software, Inc.	948	242,049
Crescent Point Energy Corp. (b)	33,058	1,467,693
CT Real Estate Investment Trust	13,546	144,979
Detour Gold Corp. (a)	8,972	122,979
Dollarama, Inc.	1,580	130,313
Eldorado Gold Corp.	30,671	234,967
Enbridge, Inc.	41,097	1,953,472
EnCana Corp.	43,829	1,040,226
Enerplus Corp. (b)	7,284	183,887
Exchange Income Corp.	6,652	141,202
Fairfax Financial Holdings, Ltd.	1,776	844,056
Finning International, Inc.	6,436	180,303
Firm Capital Mortgage Investment Corp.	27,023	313,829
First Majestic Silver Corp. (a)	12,772	138,254
First Quantum Minerals, Ltd.	40,617	870,187
Fortis, Inc. (b)	11,585	353,157
Franco-Nevada Corp.	7,916	455,199
Gildan Activewear, Inc.	14,720	868,841
Goldcorp, Inc.	43,553	1,217,677
Gran Tierra Energy, Inc. (a)	23,223	189,028
Great-West Lifeco, Inc. (b)	14,100	399,510
HealthLease Properties REIT	28,304	285,923
HNZ Group, Inc.	8,972	193,903
Home Capital Group, Inc. (b)	3,160	141,898
Husky Energy, Inc. (b)	32,132	1,039,543
IAMGOLD Corp. (a)	39,231	161,690
Imperial Oil, Ltd. (b)	27,988	1,477,506
Innergex Renewable Energy, Inc. (b)	23,432	237,807
Intact Financial Corp.	6,549	452,401
InterOil Corp. (a)(b)	2,112	135,041
K-Bro Linen, Inc.	6,436	235,712
Kinross Gold Corp. (a)	50,971	211,512
Linamar Corp.	2,320	137,111
Lions Gate Entertainment Corp. (b)	5,064	144,729
Loblaw Cos., Ltd.	10,848	484,985
Lundin Mining Corp. (a)	34,300	189,026
MacDonald, Dettwiler & Associates, Ltd.	2,112	172,763
Magna International, Inc.	18,805	2,027,829
Manulife Financial Corp. (b)	96,523	1,922,032
Methanex Corp. (b)	3,908	242,042
National Bank of Canada (b)	17,384	738,675
New Gold, Inc. (a)	27,756	176,415
Nordion, Inc. (a)	34,809	438,238
Open Text Corp.	5,064	243,418
Pacific Rubiales Energy Corp.	16,230	330,344
Parex Resources, Inc. (a)	16,888	198,981
Pembina Pipeline Corp. (b)	14,299	616,314
Pengrowth Energy Corp. (b)	21,320	153,122
Penn West Petroleum, Ltd. (b)	23,722	232,064
Peyto Exploration & Development Corp. (b)	6,120	231,608
Potash Corp. of Saskatchewan, Inc. (b)	49,760	1,895,753
Power Corp. of Canada (b)	17,334	482,517
Power Financial Corp. (b)	14,442	450,283
Precision Drilling Corp.	14,352	203,595
Pure Industrial Real Estate Trust	39,055	167,931
Redknee Solutions, Inc. (a)	22,141	114,327
Richelieu Hardware, Ltd.	13,870	631,550
Rogers Communications, Inc. (Class B) (b)	26,190	1,055,812
Royal Bank of Canada	73,836	5,287,715
Russel Metals, Inc. (b)	30,667	987,828
Saputo, Inc.	6,100	366,120
Secure Energy Services, Inc.	8,864	195,147
SEMAFO, Inc. (a)	21,428	100,788
Shaw Communications, Inc. (Class B) (b)	37,850	972,235
Sherritt International Corp.	44,082	178,786
Silver Wheaton Corp.	18,532	488,550
Sirius XM Canada Holdings, Inc.	618	4,061
SNC-Lavalin Group, Inc. (b)	9,245	487,095
Stantec, Inc.	1,796	111,421
Sun Life Financial, Inc.	35,884	1,321,289
Suncor Energy, Inc.	84,468	3,608,219
Tahoe Resources, Inc. (a)	6,652	174,489
Talisman Energy, Inc.	71,928	761,722
Teck Resources, Ltd. (Class B)	32,961	753,819
TELUS Corp.	21,838	815,376
The Toronto-Dominion Bank	91,393	4,713,155
Thomson Reuters Corp. (b)	19,685	717,985
Tim Hortons, Inc.	9,840	539,230
TMX Group, Ltd.	2,277	125,805
Tourmaline Oil Corp. (a)	5,912	312,265
TransCanada Corp. (b)	41,175	1,968,777
Trinidad Drilling, Ltd.	10,552	119,969
Turquoise Hill Resources, Ltd. (a)	44,246	148,297
Valeant Pharmaceuticals International, Inc. (a)	15,642	1,981,628
West Fraser Timber Co., Ltd.	1,896	92,045
Westjet Airlines, Ltd.	7,068	173,855
Yamana Gold, Inc. (b)	54,302	447,610
Yellow Media, Ltd. (a)	5,223	89,146

		86,095,532

CHINA — 0.3%
Chong Hing Bank, Ltd.	1,385	2,530
Dah Sing Banking Group, Ltd. (b)	132,525	222,290
Dah Sing Financial Holdings, Ltd.	66,485	351,711
ENN Energy Holdings, Ltd.	38,000	273,097
HanKore Environment Tech Group, Ltd. (a)(b)	122,300	83,878
Hongkong Land Holdings, Ltd.	111,000	740,370
Sino Land Co., Ltd.	345,559	568,921
Transport International Holdings, Ltd.	302,800	546,969

		2,789,766

DENMARK — 1.4%
AP Moeller — Maersk A/S (Class B)	605	1,503,278
Carlsberg A/S (Class B)	2,487	267,874
Coloplast A/S (Class B)	4,013	362,889
Danske Bank A/S	46,529	1,315,069
DSV A/S	28,480	928,377
FLSmidth & Co. A/S (b)	8,535	476,814
Genmab A/S (a)	2,487	106,145
GN Store Nord A/S	26,417	756,823
Jyske Bank A/S (a)	2,180	123,749

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Novo Nordisk A/S (Class B)	110,313	$5,076,845
Novozymes A/S (Class B)	10,164	509,768
Pandora A/S	3,008	230,632
SimCorp A/S	11,963	411,934
TDC A/S	12,140	125,631
Vestas Wind Systems A/S (a)	12,539	632,569

		12,828,397

FINLAND — 1.0%
Amer Sports Oyj	6,256	128,053
Caverion Corp.	12,181	128,751
Elisa Oyj	25,751	787,641
Fortum Oyj	20,843	559,615
Kemira Oyj	19,812	317,098
Kesko Oyj (Class B)	3,487	137,832
Kone Oyj (Class B) (b)	8,868	370,077
Konecranes Oyj (b)	3,198	103,246
Lassila & Tikanoja Oyj	25,783	531,277
Metso Oyj (b)	12,786	484,390
Neste Oil Oyj	11,363	221,697
Nokia Oyj (b)	183,885	1,392,267
Sampo Oyj (Class A)	28,293	1,431,346
Sanoma Oyj (b)	17,441	124,889
Stockmann Oyj Abp (Class B) (b)	18,244	279,762
Stora Enso Oyj	38,697	376,702
Tikkurila Oyj	8,539	233,824
UPM-Kymmene Oyj	32,110	548,663
Valmet Corp. (b)	12,518	149,795
Wartsila Oyj Abp	9,331	462,730
YIT Oyj (b)	18,043	207,757

		8,977,412

FRANCE — 7.6%
Accor SA (b)	15,990	831,704
Air Liquide SA	15,210	2,053,323
Albioma	14,434	367,579
Alcatel-Lucent (a)(b)	150,717	538,172
Alstom SA	14,272	520,266
Arkema SA	1,710	166,416
AXA SA	92,860	2,219,216
BNP Paribas	47,411	3,216,104
Bollore SA	223	144,722
Bourbon SA	15,045	472,538
Bouygues SA	14,993	623,836
Cap Gemini SA	13,214	942,591
Carrefour SA	38,739	1,428,884
Casino Guichard-Perrachon SA	6,473	858,157
CGG SA (a)(b)	15,709	222,393
Christian Dior SA	2,650	527,184
Compagnie de Saint-Gobain	29,482	1,663,252
Compagnie Generale des Etablissements Michelin	8,997	1,074,890
Credit Agricole SA (b)	36,764	518,455
Danone	35,872	2,663,952
Dassault Systemes SA	2,371	305,018
Edenred	16,104	488,271
EDF SA	14,195	447,007
Essilor International SA	14,213	1,507,156
Eutelsat Communications SA	3,646	126,670
Faurecia	2,547	96,108
GDF Suez	75,416	2,075,959
Groupe Eurotunnel SA	18,850	254,910
Hermes International	457	168,627
Hi-Media SA (a)	79,784	297,123
Iliad SA	1,028	310,703
Ingenico (b)	2,281	198,469
Kering	5,349	1,172,872
L’Oreal SA	12,091	2,083,371
Lafarge SA (b)	10,825	939,655
Lagardere SCA	14,362	467,702
Legrand SA	8,233	503,699
LVMH Moet Hennessy Louis Vuitton SA	13,341	2,571,829
Natixis	21,624	138,618
Nexans SA (a)	4,519	236,846
Numericable Group SA (a)	3,916	233,229
Orange SA	96,540	1,523,349
Pernod Ricard SA	9,691	1,163,642
Peugeot SA (a)	21,171	312,907
Plastic Omnium SA	3,323	104,324
Publicis Groupe SA	14,452	1,225,604
Renault SA	11,830	1,069,491
Safran SA	15,813	1,035,213
Sanofi	55,628	5,908,733
Schneider Electric SE	27,745	2,611,611
Societe de la Tour Eiffel	5,058	402,352
Societe Generale SA	34,320	1,797,573
Societe Television Francaise 1	5,484	89,838
Sodexo	4,682	503,534
Suez Environnement Co.	5,181	99,168
Technicolor SA (a)	19,167	154,988
Technip SA	6,843	748,497
Thales SA	1,511	91,389
Total SA	116,535	8,421,256
UBISOFT Entertainment (a)	7,322	134,835
Unibail-Rodamco SE	4,512	1,312,432
Valeo SA	5,917	794,653
Vallourec SA (b)	8,515	381,285
Veolia Environnement SA (b)	39,647	755,344
Vinci SA	31,020	2,318,919
Vivendi SA (a)	58,358	1,427,829
Zodiac Aerospace	5,547	187,740

		70,253,982

GERMANY — 7.3%
Aareal Bank AG	2,322	107,011
adidas AG	13,446	1,361,758
Allianz SE	24,195	4,031,506
BASF SE	47,036	5,475,877
Bayer AG	43,246	6,107,540
Bayerische Motoren Werke AG	20,347	2,580,217
Bilfinger SE	8,175	931,913
Brenntag AG	732	130,789
Commerzbank AG (a)	42,600	669,580
Continental AG	2,984	691,070
Daimler AG	55,498	5,197,381
Deutsche Bank AG	60,835	2,140,195
Deutsche Boerse AG	12,596	977,493
Deutsche Lufthansa AG	8,324	178,702
Deutsche Post AG	55,097	1,992,267
Deutsche Telekom AG	156,164	2,736,793
DMG MORI SEIKI AG	3,314	115,385
E.ON AG	93,956	1,939,889

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Fresenius Medical Care AG & Co. KGaA	14,695	$987,674
Fresenius SE & Co. KGaA	8,546	1,274,213
GEA Group AG	17,977	851,125
Hamborner REIT AG	13,126	141,795
HeidelbergCement AG	2,752	234,853
Henkel AG & Co. KGaA	5,809	584,574
Henkel AG & Co. KGaA Preference Shares	9,158	1,058,641
Hochtief AG	4,532	392,217
Infineon Technologies AG	89,961	1,124,420
K+S AG	9,778	321,502
Lanxess AG	4,269	288,124
Linde AG	8,392	1,784,383
MAN SE	4,381	541,342
Merck KGaA	9,650	837,528
Metro AG (a)	3,079	134,183
Morphosys AG (a)	992	93,037
MTU Aero Engines AG (b)	1,744	160,436
Muenchener Rueckversicherungs- Gesellschaft AG	9,380	2,079,222
Norma Group SE	2,286	126,463
OHB AG	4,840	153,043
OSRAM Licht AG (a)	3,674	185,290
Porsche Automobil Holding SE Preference Shares	10,700	1,114,712
ProSiebenSat.1 Media AG (b)	1,944	86,596
Puma AG Rudolf Dassler Sport (b)	1,832	522,977
Rheinmetall AG	1,990	140,862
RWE AG	25,071	1,076,634
Salzgitter AG	4,746	199,748
SAP AG	51,154	3,950,116
Siemens AG	40,105	5,296,048
Sky Deutschland AG (a)	15,208	140,091
Symrise AG	2,445	133,217
ThyssenKrupp AG (a)	24,045	700,893
Volkswagen AG	1,790	462,707
Volkswagen AG Preference Shares	7,410	1,945,888
Wincor Nixdorf AG	9,296	530,169
Wirecard AG	3,156	136,242

		67,156,331

GREECE — 0.1%
Hellenic Exchanges SA (a)	18,549	210,790
Hellenic Telecommunications Organization SA ADR (a)	57,535	425,759
JUMBO SA (a)	6,645	108,812
National Bank of Greece SA (a)	18,628	68,097
OPAP SA	8,641	153,801
Piraeus Bank SA (a)	44,476	98,649
Terna Energy SA (a)	29,443	160,441

		1,226,349

HONG KONG — 2.4%
AIA Group, Ltd.	454,000	2,281,613
APT Satellite Holdings, Ltd.	105,500	156,269
Bank of East Asia, Ltd.	211,824	878,688
Bloomage Biotechnology Corp., Ltd.	24,147	63,091
Cheung Kong Holdings, Ltd.	25,000	443,528
China Water Industry Group, Ltd. (a)	804,000	134,859
CLP Holdings, Ltd.	149,500	1,226,809
Esprit Holdings, Ltd. (b)	165,119	234,352
Galaxy Entertainment Group, Ltd.	124,000	991,955
Hang Lung Group, Ltd.	140,000	757,772
Hang Lung Properties, Ltd.	260,000	801,770
HC International, Inc. (a)	60,000	139,194
HKT Trust/HKT, Ltd. (b)	105,000	123,691
Hong Kong & China Gas Co., Ltd.	62,700	137,206
Hong Kong Exchanges and Clearing, Ltd. (b)	95,568	1,781,800
Hopewell Holdings	157,500	548,685
Hutchison Whampoa, Ltd.	116,000	1,586,509
Hysan Development Co., Ltd.	177,841	832,947
Jardine Matheson Holdings, Ltd.	6,752	400,461
Jardine Strategic Holdings, Ltd.	4,000	142,920
Li & Fung, Ltd. (b)	476,000	705,062
Melco Crown Entertainment, Ltd. ADR (b)	6,775	241,935
Melco International Development, Ltd.	34,000	102,873
New World Development Co., Ltd.	580,750	660,901
Noble Group, Ltd.	214,000	235,174
Pacific Basin Shipping, Ltd.	598,000	371,901
Power Assets Holdings, Ltd.	41,500	362,774
Sands China, Ltd.	118,800	897,474
SJM Holdings, Ltd.	86,000	215,490
Sun Hung Kai Properties, Ltd.	124,509	1,707,704
Swire Pacific, Ltd.	80,500	990,884
Techtronic Industries Co.	62,500	200,394
The Link REIT	109,851	591,043
Wheelock & Co., Ltd.	151,000	630,275
Wing Hang Bank, Ltd.	25,624	413,272
Wynn Macau, Ltd. (b)	51,200	200,827

		22,192,102

IRELAND — 0.6%
Aer Lingus Group PLC	48,013	95,319
Bank of Ireland (a)	1,258,465	425,588
C&C Group PLC	17,730	110,330
CRH PLC	44,100	1,131,512
DCC PLC	14,137	866,088
FleetMatics Group PLC (a)(b)	2,480	80,203
Glanbia PLC	5,690	85,851
Grafton Group PLC	45,270	448,948
Green REIT PLC (a)	181,382	305,457
Greencore Group PLC	23,743	107,825
Irish Bank Resolution Corp., Ltd. (a)(c)	5,635	0
James Hardie Industries PLC	19,443	253,982
Kerry Group PLC (Class A)	3,639	273,281
Kingspan Group PLC	19,423	325,764
Paddy Power PLC	1,519	99,828
Ryanair Holdings PLC ADR (a)	5,890	328,662
Smurfit Kappa Group PLC	8,868	202,826
UDG Healthcare PLC	83,580	489,464

		5,630,928

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	98,469	184,661
Evogene, Ltd. (a)	7,787	127,136
Mazor Robotics, Ltd. (a)	7,201	60,905
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	7,474	383,428
Reit 1, Ltd.	69,991	187,697

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Shufersal, Ltd.	107,661	$351,360
Strauss Group, Ltd.	30,780	604,962
Teva Pharmaceutical Industries, Ltd. ADR	49,766	2,608,734

		4,508,883

ITALY — 2.2%
A2A SpA	67,792	78,199
Aeroporto di Venezia Marco Polo SpA	7,553	132,367
Assicurazioni Generali SpA	31,528	691,097
Atlantia SpA	37,304	1,063,377
Azimut Holding SpA	4,540	116,984
Banca Generali SpA	3,332	91,696
Banca IFIS SpA	8,914	165,739
Banca Piccolo Credito Valtellinese Scarl (a)(b)	70,013	99,117
Banca Popolare dell’Emilia Romagna SC (a)	17,137	154,857
Banca Popolare di Milano Scarl (a)	283,917	254,615
Banca Popolare di Sondrio Scarl	33,939	166,726
Banco Popolare SC (a)	11,974	197,222
Brembo SpA	4,087	149,182
Cairo Communication SpA	23,552	202,506
Davide Campari-Milano SpA (b)	110,178	953,373
Enel SpA	253,791	1,478,171
ENI SpA	121,294	3,318,073
Falck Renewables SpA	211,274	376,046
Fiat SpA (a)	53,516	528,287
Finmeccanica SpA (a)	35,868	341,060
Immobiliare Grande Distribuzione	222,132	392,635
Interpump Group SpA	9,137	125,725
Intesa Sanpaolo SpA	626,388	1,934,789
Iren SpA	137,926	213,013
Luxottica Group SpA	2,483	143,701
Mediaset SpA (a)	33,355	162,578
Mediobanca SpA (a)	19,346	192,830
Pirelli & C. SpA	30,677	492,257
Prada SpA (b)	20,400	144,373
Prysmian SpA	8,357	188,793
Recordati SpA	7,208	121,189
Reply SpA	1,792	138,133
Saipem SpA (a)	19,503	526,040
Salvatore Ferragamo SpA (b)	3,135	93,486
Snam SpA	21,800	131,329
Societa Cattolica di Assicurazioni Scrl	21,104	471,270
Sogefi SpA (a)	17,690	96,154
Telecom Italia SpA (a)	666,515	844,117
UBI Banca ScPA	40,638	351,642
UniCredit SpA	244,247	2,044,922
Unipol Gruppo Finanziario SpA	16,784	94,861
UnipolSai SpA	42,647	135,465
World Duty Free SpA (a)	5,892	71,797
Yoox SpA (a)	3,322	89,602
Zignago Vetro SpA	18,162	133,782

		19,893,177

JAPAN — 19.3%
Acom Co., Ltd. (a)(b)	27,200	129,415
Activia Properties, Inc.	10	87,952
Advance Residence Investment Corp.	38	96,027
Advantest Corp. (b)	22,100	273,128
Aeon Co., Ltd.	61,020	750,515
Aeon Credit Service Co., Ltd.	3,500	91,521
AEON REIT Investment Corp.	62	81,520
Ajinomoto Co., Inc.	22,000	344,860
Alconix Corp.	14,800	398,397
Alps Electric Co., Ltd.	9,700	124,476
ANA Holdings, Inc. (b)	36,000	84,932
Aoyama Trading Co., Ltd.	25,400	695,018
Asahi Breweries, Ltd.	35,236	1,106,071
Asahi Kasei Corp.	117,550	899,277
Asics Corp.	7,200	167,944
Astellas Pharma, Inc.	138,000	1,813,119
Atom Corp. (b)	48,800	281,321
Bandai Namco Holdings, Inc.	11,100	259,900
Bridgestone Corp.	42,965	1,503,489
Brother Industries, Ltd.	9,900	171,507
Calbee, Inc.	3,700	102,046
Can Do Co., Ltd. (b)	8,200	128,862
Canon, Inc. (b)	60,816	1,978,674
Casio Computer Co., Ltd. (b)	41,300	599,289
Central Japan Railway Co.	13,600	1,939,884
Chubu Electric Power Co., Inc. (a)	45,765	568,759
Chugai Pharmaceutical Co., Ltd.	22,380	630,718
Chuo Mitsui Trust Holdings, Inc.	264,550	1,209,088
COLOPL, Inc. (a)(b)	2,000	54,884
Colowide Co., Ltd. (b)	58,500	731,647
COOKPAD, Inc. (b)	2,100	51,119
Credit Saison Co., Ltd.	28,400	590,960
CyberAgent, Inc.	2,900	117,368
Daicel Corp.	11,000	105,108
Daifuku Co., Ltd.	7,500	105,128
Daiichi Sankyo Co., Ltd.	45,765	853,816
Daiken Medical Co., Ltd.	5,800	107,521
Daikin Industries, Ltd.	19,110	1,205,776
Daito Trust Construction Co., Ltd.	8,255	970,505
Daiwa House Industry Co., Ltd.	32,000	663,343
Daiwa House REIT Investment Corp.	10	44,223
Daiwa Securities Group, Inc.	127,550	1,104,204
Daiwahouse Residential Investment Corp.	19	89,087
DeNA Co., Ltd. (b)	6,600	89,255
Denso Corp.	30,510	1,456,156
Dentsu, Inc.	10,700	435,689
Don Quijote Holdings Co., Ltd.	1,700	94,813
Dowa Holdings Co., Ltd.	22,000	207,611
East Japan Railway Co.	15,400	1,212,937
Ebara Corp.	19,000	120,034
Eisai Co., Ltd.	15,351	643,104
Electric Power Development Co., Ltd.	5,500	178,619
Euglena Co., Ltd. (a)(b)	5,000	64,212
F@N Communications, Inc. (b)	6,400	105,124
FANUC Corp.	11,055	1,906,430
Fast Retailing Co., Ltd.	2,600	855,417
Financial Products Group Co., Ltd. (b)	4,000	35,892
Foster Electric Co., Ltd.	16,900	230,883
Frontier Real Estate Investment Corp. (b)	20	108,780
Fuji Heavy Industries, Ltd.	21,800	603,613
FUJIFILM Holdings Corp.	30,510	850,804
Fujitsu, Ltd.	113,513	850,465
Fukuoka Financial Group, Inc.	152,550	736,360
Fukuoka REIT Corp.	10	17,571

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Furukawa Electric Co., Ltd. (b)	121,550	$257,966
GLP J-Reit	166	185,819
GMO Internet, Inc. (b)	3,500	39,559
GS Yuasa Corp.	17,000	108,237
GungHo Online Entertainment, Inc. (b)	17,400	112,330
Gurunavi, Inc. (b)	6,000	101,752
Hankyu Hanshin Holdings, Inc.	153,513	875,875
Hankyu REIT, Inc.	32	174,996
Heiwa Real Estate REIT, Inc. (b)	440	378,303
Hino Motors, Ltd.	10,400	143,211
Hirose Electric Co., Ltd.	900	133,705
Hitachi Metals, Ltd.	11,000	166,566
Hitachi, Ltd.	267,475	1,959,098
Hokkaido Gas Co., Ltd. (b)	48,000	135,038
Honda Motor Co., Ltd.	87,875	3,068,100
Hoya Corp.	33,706	1,119,929
Hulic Co., Ltd.	15,900	209,531
Ibiden Co., Ltd.	15,700	316,154
Ichigo Real Estate Investment Corp.	605	403,712
IHI Corp.	45,000	209,664
Iida Group Holdings Co., Ltd.	5,000	75,959
Industrial & Infrastructure Fund Investment Corp. (b)	20	179,063
Infomart Corp.	8,500	196,002
Inpex Corp.	36,300	551,819
Intage Holdings, Inc.	11,900	162,105
Iriso Electronics Co., Ltd.	2,200	128,997
Isuzu Motors, Ltd.	131,000	866,394
ITOCHU Corp.	114,850	1,474,950
Iwatani Corp.	14,000	99,225
J Front Retailing Co., Ltd.	16,000	112,295
Jafco Co., Ltd.	2,100	91,832
Japan Airlines Co., Ltd.	2,000	110,557
Japan Airport Terminal Co., Ltd.	4,800	142,382
Japan Digital Laboratory Co., Ltd.	23,420	413,586
Japan Excellent, Inc.	66	87,692
Japan Exchange Group, Inc.	14,900	366,966
Japan Hotel REIT Investment Corp.	1,056	555,597
Japan Logistics Fund, Inc.	37	87,766
Japan Prime Realty Investment Corp. (b)	29	104,057
Japan Real Estate Investment Corp.	35	203,840
Japan Retail Fund Investment Corp.	47	105,687
Japan Tissue Engineering Co., Ltd. (a)	2,200	38,742
Japan Tobacco, Inc.	60,400	2,201,838
JFE Holdings, Inc.	30,510	629,746
JGC Corp.	8,000	243,068
JSR Corp.	25,900	444,343
JTEKT Corp.	11,600	195,461
JX Holdings, Inc.	191,600	1,025,095
Kajima Corp.	113,475	501,819
Kakaku.com, Inc.	13,000	227,777
Kao Corp.	25,700	1,011,459
Kawai Musical Instruments Manufacturing Co., Ltd.	106,000	217,640
Kawasaki Heavy Industries, Ltd.	46,000	175,273
KDDI Corp.	29,100	1,774,926
Kenedix Office Investment Corp.	42	228,439
Kenedix, Inc. (a)(b)	14,600	72,780
Keyence Corp.	2,000	872,514
Kintetsu Corp.	271,101	987,476
Kirin Holdings Co., Ltd.	29,000	418,805
KNT-CT Holdings Co., Ltd. (a)	137,000	262,356
Koito Manufacturing Co., Ltd.	5,000	128,079
Komatsu, Ltd.	56,920	1,321,513
Konami Corp. (b)	4,300	95,037
Konica Minolta Holdings, Inc.	51,775	511,591
Kubota Corp.	68,550	971,697
Kurita Water Industries, Ltd. (b)	16,010	370,914
Kyocera Corp.	27,200	1,290,929
Kyodo Shiryo Co., Ltd. (b)	262,000	266,384
Kyoritsu Maintenance Co., Ltd.	13,200	549,213
Kyoto Kimono Yuzen Co., Ltd.	24,700	249,426
Kyushu Electric Power Co., Inc. (a)	19,000	213,997
Leopalace21 Corp. (a)	1,600	8,244
Livesense, Inc. (a)(b)	3,000	31,923
LIXIL Group Corp.	10,900	294,167
M3, Inc.	7,600	120,934
Makita Corp.	5,600	346,044
Marubeni Corp.	154,550	1,130,463
Matsuya Co., Ltd. (b)	28,400	308,656
Mazda Motor Corp.	121,000	567,346
Medipal Holdings Corp.	32,799	464,926
MEIJI Holdings Co., Ltd.	2,600	172,213
Meiko Network Japan Co., Ltd.	28,300	361,764
MID Reit, Inc.	126	291,664
Milbon Co., Ltd.	13,200	445,625
Minebea Co., Ltd.	16,000	179,734
MISUMI Group, Inc.	18,157	499,517
Mitsubishi Corp.	90,938	1,891,381
Mitsubishi Electric Corp.	135,550	1,672,548
Mitsubishi Estate Co., Ltd.	67,925	1,676,920
Mitsubishi Gas Chemical Co., Inc.	15,000	95,948
Mitsubishi Heavy Industries, Ltd.	210,101	1,310,733
Mitsubishi Logistics Corp.	9,000	134,771
Mitsubishi Motors Corp.	45,600	503,241
Mitsubishi UFJ Financial Group, Inc.	686,924	4,210,846
Mitsui & Co., Ltd.	108,126	1,733,346
Mitsui Chemicals, Inc. (b)	122,550	335,091
Mitsui Fudosan Co., Ltd.	33,000	1,112,758
Mitsui OSK Lines, Ltd.	129,550	482,112
Mizuho Financial Group, Inc.	1,180,200	2,423,193
Mori Hills REIT Investment Corp.	60	86,945
MS&AD Insurance Group Holdings, Inc.	30,799	743,943
Murata Manufacturing Co., Ltd.	13,900	1,300,882
Nabtesco Corp.	5,200	114,980
Nachi-Fujikoshi Corp.	15,000	105,572
NEC Corp.	114,000	363,477
NGK Insulators, Ltd.	12,000	272,445
NGK Spark Plug Co., Ltd.	6,000	169,271
NHK Spring Co., Ltd.	11,400	106,905
Nidec Corp. (b)	14,400	883,573
Nikon Corp. (b)	30,200	475,485
Nintendo Co., Ltd.	4,900	586,472
Nippon Accommodations Fund, Inc.	11	41,696
Nippon Building Fund, Inc. (b)	38	222,062
Nippon Paint Co., Ltd.	9,000	190,474
Nippon Paper Industries Co., Ltd. (b)	4,200	79,021
Nippon Prologis REIT, Inc.	10	23,316

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Nippon Steel & Sumitomo Metal Corp.	491,101	$1,570,670
Nippon Suisan Kaisha, Ltd. (a)	206,900	639,255
Nippon Telegraph & Telephone Corp.	15,600	972,911
Nippon Yusen K.K. (b)	152,550	439,708
Nissan Motor Co., Ltd.	121,941	1,156,757
Nissei ASB Machine Co., Ltd.	4,300	76,191
Nitori Holding Co., Ltd.	1,700	92,967
Nitto Denko Corp.	10,500	492,014
NKSJ Holdings, Inc.	31,200	840,172
Nomura Holdings, Inc.	197,585	1,398,435
Nomura Real Estate Residential Fund, Inc.	16	86,235
Nomura Research Institute, Ltd.	3,000	94,467
NSK, Ltd.	17,000	221,006
NTT Data Corp.	11,900	456,947
NTT DoCoMo, Inc.	89,600	1,531,881
Obayashi Corp.	71,550	510,643
OJI Paper Co., Ltd.	23,000	94,674
Oki Electric Industry Co., Ltd.	36,000	79,957
Olympus Corp. (a)	16,100	554,652
Omron Corp.	10,400	438,359
Ono Pharmaceutical Co., Ltd.	4,700	413,839
Oriental Land Co., Ltd.	2,800	479,680
ORIX Corp.	60,900	1,009,339
Orix JREIT, Inc.	63	88,308
Osaka Gas Co., Ltd.	41,000	172,410
Otsuka Holdings Co., Ltd.	18,300	567,218
Panasonic Corp.	122,250	1,489,132
Pigeon Corp.	3,100	163,408
Rakuten, Inc. (b)	32,600	421,237
Raysum Co., Ltd. (a)(b)	3,300	46,321
Renesas Electronics Corp. (a)(b)	11,600	90,001
Resona Holdings, Inc.	45,800	266,739
Ricoh Co., Ltd.	28,800	343,138
Ringer Hut Co., Ltd. (b)	31,400	525,374
Riso Kyoiku Co., Ltd. (b)	20,806	50,113
Rock Field Co., Ltd. (b)	13,800	264,952
Rohm Co., Ltd.	8,600	493,223
Rohto Pharmaceutical Co., Ltd.	8,801	136,830
Ryohin Keikaku Co., Ltd.	1,000	113,519
Sankyo Seiko Co., Ltd.	56,300	229,524
Sanrio Co., Ltd. (b)	3,900	113,298
Sawai Pharmaceutical Co., Ltd.	1,600	94,290
SBI Holdings, Inc.	10,200	124,851
Secom Co., Ltd.	15,448	943,913
Sega Sammy Holdings, Inc.	8,200	161,321
Seiko Epson Corp.	10,600	450,975
Seino Holdings Co., Ltd.	8,000	90,815
Sekisui Chemical Co., Ltd.	17,000	196,841
Sekisui House SI Residential Investment Corp. (b)	165	166,132
Sekisui House, Ltd.	9,600	131,626
Seria Co., Ltd.	1,900	87,306
Seven & I Holdings Co., Ltd.	45,628	1,922,317
Sharp Corp. (a)(b)	62,000	198,904
Shikoku Electric Power Co., Inc. (a)(b)	10,400	145,162
Shimano, Inc.	2,500	277,380
Shimizu Corp.	103,513	732,627
Shin-Etsu Chemical Co., Ltd.	25,117	1,526,780
Shinsei Bank, Ltd.	93,000	209,309
Shiseido Co., Ltd.	11,600	211,492
SMC Corp.	2,200	588,737
SMS Co., Ltd.	3,900	115,685
Softbank Corp.	47,736	3,554,342
Sony Corp.	60,720	1,008,154
Square Enix Holdings Co., Ltd.	3,400	60,177
Stanley Electric Co., Ltd.	26,573	692,753
Start Today Co., Ltd.	2,700	70,975
Starts Proceed Investment Corp.	51	88,100
Sumitomo Chemical Co., Ltd.	152,550	576,740
Sumitomo Corp.	91,375	1,233,908
Sumitomo Dainippon Pharma Co., Ltd. (b)	8,200	94,299
Sumitomo Electric Industries, Ltd.	60,720	854,114
Sumitomo Heavy Industries, Ltd.	24,000	114,190
Sumitomo Metal Mining Co., Ltd.	5,000	81,190
Sumitomo Mitsui Financial Group, Inc.	69,600	2,915,773
Sumitomo Precision Products Co., Ltd. (b)	46,000	201,609
Sumitomo Realty & Development Co., Ltd.	21,000	901,111
Sun Corp. (b)	3,000	37,195
Sun Frontier Fudousan Co., Ltd.	3,100	37,272
Suruga Bank, Ltd.	10,000	194,067
Suzuki Motor Corp.	14,800	463,555
Sysmex Corp.	5,800	217,847
T&D Holdings, Inc.	46,000	625,260
Tadano, Ltd.	6,000	99,798
Taiheiyo Cement Corp.	23,000	92,631
Taisei Corp.	97,438	539,586
Taiyo Yuden Co., Ltd. (b)	20,500	226,845
Takeda Pharmaceutical Co., Ltd.	42,365	1,965,087
Takeuchi Manufacturing Co., Ltd.	8,400	286,896
TDK Corp.	12,355	579,303
Teijin, Ltd.	156,550	392,515
Temp Holdings Co., Ltd.	2,700	88,752
Terumo Corp.	30,800	688,633
The Akita Bank, Ltd. (b)	152,550	421,638
The Aomori Bank, Ltd.	10,101	29,115
The Awa Bank, Ltd.	11,550	65,671
The Bank of Iwate, Ltd.	11,655	573,517
The Bank of Okinawa, Ltd. (b)	13,155	568,767
The Bank of Yokohama, Ltd.	152,550	877,910
The Chiba Bank, Ltd.	148,550	1,048,450
The Chugoku Electric Power Co., Inc.	9,000	122,778
The Dai-ichi Life Insurance Co., Ltd.	29,000	431,973
The Daisan Bank, Ltd.	409,651	723,829
The Daishi Bank, Ltd.	155,176	582,073
The Eighteenth Bank, Ltd.	8,251	21,421
The Higo Bank, Ltd.	136,550	760,221
The Hokkoku Bank, Ltd. (b)	152,550	524,035
The Hyakugo Bank, Ltd.	152,550	635,468
The Kansai Electric Power Co., Inc. (a)	56,800	535,452
The Kiyo Bank, Ltd.	33,800	460,431
The Musashino Bank, Ltd.	15,255	534,576
The Nanto Bank, Ltd.	150,550	624,165
The Ogaki Kyoritsu Bank, Ltd.	152,550	427,661
The San-In Godo Bank, Ltd.	7,550	56,119

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

The Shiga Bank, Ltd.	137,550	$828,246
The Shikoku Bank, Ltd. (b)	300,101	669,491
The Toho Bank, Ltd.	12,101	44,197
The Tohoku Bank, Ltd.	123,000	183,337
The Tokyo Electric Power Co., Inc. (a)	61,375	255,666
The Yamagata Bank, Ltd. (b)	139,176	660,813
The Yamanashi Chuo Bank, Ltd.	133,550	632,782
THK Co., Ltd.	5,400	127,291
Tohoku Electric Power Co., Inc.	47,900	562,194
Tokio Marine Holdings, Inc.	45,765	1,505,246
Tokyo Dome Corp.	62,000	292,542
Tokyo Electron, Ltd.	11,755	794,613
Tokyo Gas Co., Ltd.	154,475	902,712
Tokyo Tatemono Co., Ltd.	16,000	147,989
Tokyu Corp.	139,550	989,062
Tokyu Fudosan Holdings Corp.	19,600	154,587
Toray Industries, Inc.	134,550	884,559
Toshiba Corp.	262,513	1,225,691
TOTO, Ltd.	8,000	107,793
Toyo Suisan Kaisha, Ltd.	3,000	92,542
Toyo Tire & Rubber Co., Ltd.	6,500	110,552
Toyota Industries Corp.	2,300	118,740
Toyota Motor Corp.	148,988	8,947,663
Toyota Tsusho Corp.	6,600	189,781
Trend Micro, Inc.	4,500	148,142
Unicharm Corp.	5,700	339,676
Unihair Co., Ltd.	18,700	293,131
United Urban Investment Corp.	55	88,767
Usen Corp. (a)	35,130	145,299
USS Co., Ltd.	49,010	836,467
ValueCommerce Co., Ltd. (b)	4,400	42,782
Warabeya Nichiyo Co., Ltd.	15,500	313,657
West Japan Railway Co.	9,400	413,839
Yahoo! Japan Corp.	51,500	237,915
Yakult Honsha Co., Ltd. (b)	4,200	212,684
Yamada Denki Co., Ltd. (b)	80,580	287,147
Yamaha Corp.	11,100	175,422
Yamaha Motor Co., Ltd.	12,200	209,907
Yamato Holdings Co., Ltd.	16,100	333,586
Yaskawa Electric Corp.	11,000	133,231
Yokogawa Electric Corp.	10,700	135,301
Zenrin Co., Ltd. (b)	29,300	336,080

		178,124,483

LUXEMBOURG — 0.2%
ArcelorMittal	37,882	561,710
COLT Telecom Group SA (a)	59,591	140,101
SES SA	15,652	593,609
Tenaris SA	17,393	409,595

		1,705,015

MACAU — 0.0% (d)
MGM China Holdings, Ltd.	33,200	115,231

NETHERLANDS — 2.5%
Aegon NV	125,382	1,094,204
AerCap Holdings NV (a)	3,799	173,994
Airbus Group NV	29,027	1,944,990
Akzo Nobel NV	15,765	1,181,760
ASML Holding NV	24,012	2,235,899
CNH Industrial NV (a)	46,297	475,407
Constellium NV (Class A) (a)(b)	3,718	119,199
Fugro NV	11,036	631,822
Gemalto NV (b)	3,342	346,381
Heineken NV	19,464	1,397,215
ING Groep NV (a)	203,308	2,855,966
Koninklijke (Royal) KPN NV (a)	212,674	774,837
Koninklijke Ahold NV	69,420	1,303,086
Koninklijke DSM NV	12,370	900,847
Koninklijke Philips NV	57,612	1,828,032
OCI NV (a)	1,846	72,032
PostNL NV (a)	36,601	172,887
Randstad Holding NV	2,990	162,072
Reed Elsevier NV	11,072	253,917
SBM Offshore NV (a)	19,333	311,946
TNT Express NV	31,599	285,974
Unilever NV	90,500	3,959,483
Wolters Kluwer NV	31,260	925,328

		23,407,278

NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	131,412	79,390
Air New Zealand, Ltd.	58,238	106,060
Auckland International Airport, Ltd.	24,415	83,369
Calan Healthcare Properties Trust	89,385	105,652
DNZ Property Fund, Ltd.	71,093	101,460
Fisher & Paykel Healthcare Corp., Ltd.	109,550	455,604
Fletcher Building, Ltd.	16,522	127,444
Goodman Property Trust	107,787	99,563
Infratil, Ltd.	46,072	98,627
Kiwi Income Property Trust	93,830	95,708
Property for Industry, Ltd.	105,613	122,522
Steel & Tube Holdings, Ltd.	68,807	189,166
Xero, Ltd. (a)(b)	4,984	113,414

		1,777,979

NORWAY — 0.8%
Aker Solutions ASA	6,434	111,772
DnB NOR ASA	67,810	1,239,881
DNO ASA (a)	36,999	142,237
Norsk Hydro ASA	93,545	500,478
Opera Software ASA	12,897	171,924
Orkla ASA	89,629	798,237
REC Silicon ASA (a)	140,038	80,924
Schibsted ASA	3,236	168,489
Seadrill, Ltd. (b)	9,084	360,174
Statoil ASA	63,241	1,941,659
Storebrand ASA (a)	51,876	291,915
Telenor ASA	47,538	1,082,258
TGS Nopec Geophysical Co. ASA (b)	5,252	167,840
Yara International ASA	15,670	784,739

		7,842,527

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)(b)	766,906	200,447
Banco Espirito Santo SA (a)	122,712	101,143
EDP — Energias de Portugal SA	159,337	799,325
Mota-Engil SGPS SA	25,531	199,947
Portugal Telecom SGPS SA (b)	78,385	287,190
ZON OPTIMUS SGPS SA	59,582	391,568

		1,979,620

SINGAPORE — 1.4%
AIMS AMP Capital Industrial REIT	134,000	154,783
Ascendas Hospitality Trust	187,000	112,501
Ascendas REIT	604,000	1,114,346

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Cache Logistics Trust	155,000	$148,578
CapitaLand, Ltd.	302,000	775,198
China New Town Development Co., Ltd. (a)(b)	1,843,000	122,704
City Developments, Ltd. (b)	142,000	1,165,251
Cosco Corp. Singapore, Ltd. (b)	615,000	352,725
Croesus Retail Trust	272,000	208,366
DBS Group Holdings, Ltd. (b)	17,304	232,497
Flextronics International, Ltd. (a)	63,635	704,439
Genting Singapore PLC	612,400	653,345
Global Logistic Properties, Ltd.	63,000	136,446
IGG, Inc. (b)	60,000	36,695
ISDN Holdings, Ltd.	110,000	36,177
Jardine Cycle & Carriage, Ltd.	3,000	106,509
Keppel Corp., Ltd.	158,975	1,375,960
Keppel REIT	34,313	35,231
Lippo Malls Indonesia Retail Trust	907,000	291,020
Oxley Holdings, Ltd.	181,000	100,180
Saizen REIT (b)	334,000	251,843
SembCorp Industries, Ltd.	291,000	1,253,495
Singapore Airlines, Ltd.	19,000	158,048
Singapore Exchange, Ltd.	151,000	841,816
Singapore Telecommunications, Ltd.	157,000	484,859
Sino Grandness Food Industry Group, Ltd. (a)(b)	215,000	118,999
Soilbuild Business Space REIT	215,000	137,970
Tiger Airways Holdings, Ltd. (a)	335,000	122,268
United Overseas Bank, Ltd.	20,512	370,537
UOL Group, Ltd.	181,659	950,080
Wilmar International, Ltd.	150,000	383,829

		12,936,695

SOUTH KOREA — 4.1%
Amorepacific Corp.	130	195,809
Asiana Airlines, Inc. (a)	37,470	172,018
Bioland, Ltd.	14,109	233,570
BS Financial Group, Inc.	10,650	156,834
Celltrion, Inc. (a)(b)	3,756	172,803
Cellumed Co., Ltd. (a)	56,626	155,864
CJ CGV Co., Ltd.	5,603	267,469
Cosmochemical Co., Ltd. (a)(b)	14,160	90,827
Coway Co., Ltd.	1,914	160,225
Credu Corp.	7,708	514,222
Crown Confectionery Co., Ltd.	742	171,603
Dae Han Flour Mills Co., Ltd.	2,119	360,217
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,420	112,269
Digitech Systems Co., Ltd. (a)(e)	19,094	0
Dongkuk Industries Co., Ltd.	76,252	281,857
Dongwon F&B Co., Ltd.	1,101	215,456
Dongwon Industries Co., Ltd. (b)	1,230	393,264
Dongyang Mechatronics Corp.	18,610	183,930
E-Mart Co., Ltd.	816	187,104
Genic Co., Ltd. (a)	6,670	109,760
GS Home Shopping, Inc.	1,100	262,226
Haansoft, Inc.	8,861	215,438
Haesung Industrial Co., Ltd.	3,376	270,601
Hana Financial Group, Inc.	12,430	460,689
Hana Tour Service, Inc.	3,821	256,043
Hankook Shell Oil Co., Ltd.	448	197,035
Hankook Tire Co., Ltd.	2,024	120,824
Hanssem Co., Ltd.	3,918	301,265
Harim Co., Ltd. (a)(b)	33,207	174,601
Hotel Shilla Co., Ltd.	4,562	412,104
Huons Co., Ltd.	4,500	187,685
Hyundai Elevator Co., Ltd. (a)	2,510	74,422
Hyundai Engineering Plastics Co., Ltd. (b)	53,340	408,564
Hyundai Glovis Co., Ltd.	728	193,908
Hyundai Heavy Industries Co., Ltd.	1,922	336,227
Hyundai Hy Communications & Networks Co., Ltd.	52,680	215,291
Hyundai Mobis	2,886	810,065
Hyundai Motor Co.	4,000	907,294
Hyundai Securities Co., Ltd. (a)	58,820	343,572
Hyundai Steel Co.	2,506	184,272
INFINITT Co., Ltd. (a)	18,142	131,251
Infraware, Inc. (a)	12,482	79,323
Interpark Corp.	11,863	127,799
Jenax, Inc. (a)	21,671	195,120
JoyCity Corp. (a)(b)	4,209	79,038
Kangwon Land, Inc.	4,370	128,275
KB Capital Co., Ltd.	5,450	112,307
KB Financial Group, Inc.	16,150	561,850
KCC Corp.	203	123,790
Kia Motors Corp.	10,522	588,600
KIWOOM Securities Co., Ltd.	8,348	345,289
Koh Young Technology, Inc. (b)	14,326	341,938
Korea Electric Power Corp. ADR (b)	34,962	643,301
Korea Zinc Co., Ltd.	730	286,430
Korean Air Lines Co., Ltd. (a)	2,780	91,769
KT Corp. ADR	32,851	497,364
KT&G Corp.	5,129	453,692
Ktis Corp.	29,920	117,693
KyungDong City Gas Co., Ltd.	1,924	223,433
LG Chem, Ltd.	1,021	298,691
LG Chem, Ltd. Preference Shares	903	172,246
LG Display Co., Ltd. ADR (a)	45,668	720,184
LG Electronics, Inc.	6,013	441,556
LG Household & Health Care, Ltd.	475	213,839
LG Uplus Corp.	11,130	101,422
Lotte Chemical Corp.	663	120,897
Lotte Samkang Co., Ltd.	461	344,907
Lotte Shopping Co., Ltd.	268	81,714
Medy-Tox, Inc.	848	115,324
Modetour Network, Inc.	12,945	303,219
Muhak Co., Ltd. (a)	10,987	359,971
NAVER Corp.	1,523	1,256,874
NCSoft Corp. (b)	793	143,035
Nexon GT Co., Ltd. (a)	29,757	233,809
NHN Entertainment Corp. (a)	480	37,193
OCI Co., Ltd. (a)	734	124,776
ORION Corp.	149	136,512
Ottogi Corp.	368	188,037
POSCO ADR	22,641	1,685,396
S1 Corp.	1,822	146,581
Sajo Industries Co., Ltd. (a)(b)	7,286	251,316
Samchuly Bicycle Co., Ltd.	7,537	143,768
Samsung C&T Corp.	4,423	326,108
Samsung Electronics Co., Ltd. GDR	13,669	8,830,174
Samsung Engineering Co., Ltd. (a)	1,521	120,411
Samsung Fire & Marine Insurance Co., Ltd.	1,332	338,990

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Samsung Heavy Industries Co., Ltd.	7,260	$194,093
Samsung Life Insurance Co., Ltd.	3,895	392,657
Samsung SDI Co., Ltd.	1,481	237,124
Samyoung Chemical Co., Ltd. (a)	123,210	254,506
Shinhan Financial Group Co., Ltd.	20,060	928,851
Shinsegae Food Co., Ltd. (b)	3,199	221,951
SK C&C Co., Ltd.	779	128,191
SK Hynix, Inc. (a)	24,660	1,183,280
SK Innovation Co., Ltd.	5,768	644,183
SK Telecom Co., Ltd. ADR (b)	27,383	710,315
SNU Precision Co., Ltd. (a)	13,211	77,166
Woori Finance Holdings Co., Ltd. (a)	8,373	99,718
Youlchon Chemical Co., Ltd.	11,120	143,424

		38,047,898

SPAIN — 2.9%
Abengoa SA (b)	16,351	105,555
Abertis Infraestructuras SA	20,754	477,527
Acciona SA	3,784	338,414
Acerinox SA	29,665	525,569
ACS, Actividades de Construccion y Servicios SA	18,348	839,047
Amadeus IT Holding SA	13,345	550,332
Atresmedia Corp. de Medios de Comunicaion SA	10,660	152,665
Banco Bilbao Vizcaya Argentaria SA	220,256	2,807,255
Banco de Sabadell SA (b)	164,550	561,432
Banco Popular Espanol SA	84,254	562,939
Banco Santander SA	448,735	4,687,763
Bankia SA (a)	139,424	270,304
Bankinter SA	38,281	299,537
CaixaBank SA	45,344	279,809
Distribuidora Internacional de Alimentacion SA	35,807	329,645
Ebro Puleva SA	4,817	107,007
Enagas SA (b)	35,767	1,150,804
Faes Farma SA	109,550	346,476
Ferrovial SA	46,764	1,041,398
Gamesa Corp. Tecnologica SA (a)	27,906	348,414
Gas Natural SDG SA (b)	4,354	137,497
Grifols SA	9,563	522,614
Iberdrola SA	285,055	2,178,951
Inditext SA	7,331	1,128,186
Indra Sistemas SA (b)	23,324	416,740
International Consolidated Airlines Group SA (a)	31,483	199,445
Let’s GOWEX SA (b)	4,019	109,557
Mediaset Espana Comunicacion SA (a)(b)	44,682	521,100
NH Hoteles SA (a)	39,678	234,956
Red Electrica Corporacion SA (b)	13,737	1,256,376
Repsol SA	54,525	1,437,815
Sacyr SA (a)	22,778	144,269
Telefonica SA	157,797	2,704,919
Zeltia SA (a)	49,277	199,029

		26,973,346

SWEDEN — 2.7%
AddTech AB (Class B)	9,152	170,436
Alfa Laval AB (b)	38,857	1,000,871
Assa Abloy AB (Class B)	27,319	1,389,375
Atlas Copco AB (Class B)	78,681	2,100,796
Axis Communications AB (b)	2,737	79,834
Bilia AB (Class A)	3,506	106,197
BillerudKorsnas AB	8,272	120,083
Boliden AB	35,106	509,102
CDON Group AB (a)(b)	36,087	137,107
Concentric AB	7,714	108,752
Electrolux AB	22,531	569,565
Elekta AB (Class B) (b)	12,178	154,836
Eniro AB (a)	14,815	99,722
Getinge AB (Class B)	4,140	108,743
Hennes & Mauritz AB (Class B)	47,581	2,078,224
Hexagon AB, (Class B)	9,412	303,252
Hexpol AB	1,439	130,440
Investor AB (Class B)	17,330	649,873
JM AB	3,855	143,005
Kinnevik Investment AB (Class B)	15,055	641,352
KNOW IT AB	17,862	173,668
Lagercrantz AB (Class B)	7,925	174,554
Lundin Petroleum AB (a)	10,635	215,075
Meda AB (Class A)	10,211	177,328
Net Entertainment NE AB (Class B) (a)	11,054	258,767
Nibe Industrier AB (Class B) (b)	3,839	120,591
Nordea Bank AB	117,067	1,651,285
Opus Group AB (b)	62,153	130,621
Orexo AB (a)(b)	5,149	89,342
Saab AB	4,644	142,612
Sandvik AB	71,817	980,785
Securitas AB (Class B) (b)	64,022	758,935
Skandinaviska Enskilda Banken AB (Class A)	44,962	600,583
Skanska AB (Class B)	54,257	1,237,660
SKF AB (Class A)	12,240	311,248
Svenska Cellulosa AB (Class B)	22,995	598,836
Svenska Handelsbanken AB (Class A)	9,639	471,616
Swedbank AB (Class A)	29,544	783,085
Swedish Match AB	7,371	255,794
Swedish Orphan Biovitrum AB (a)	10,292	137,476
Tele2 AB (Class B)	36,408	428,595
Telefonaktiebolaget LM Ericsson (Class B)	176,208	2,128,355
TeliaSonera AB	118,245	863,311
Tethys Oil AB (a)	14,384	165,671
Volvo AB (Class A)	104,958	1,453,007

		24,910,365

SWITZERLAND — 7.2%
ABB, Ltd. (a)	126,941	2,923,021
Actelion, Ltd. (a)	5,010	633,877
Adecco SA (a)	13,981	1,150,894
Aryzta AG (a)	1,764	167,091
Cie Financiere Richemont SA	19,491	2,045,148
Clariant AG (a)	44,009	861,520
Coca-Cola HBC AG (a)	8,109	186,071
Comet Holding AG (a)	220	158,525
Credit Suisse Group AG (a)	59,376	1,697,988
Geberit AG	4,307	1,511,918
Givaudan SA (a)	207	345,233
Holcim, Ltd. (a)	16,542	1,454,047
Julius Baer Group, Ltd. (a)	15,364	633,410
Kuehne & Nagel International AG	5,630	749,143
Leonteq AG (a)	1,083	259,881

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Lindt & Spruengli AG	2	$123,545
Logitech International SA	7,850	102,241
Lonza Group AG (a)	6,978	759,334
Meyer Burger Technology AG (a)(b)	5,816	90,834
Nestle SA	157,740	12,220,047
Nobel Biocare Holding AG (a)(b)	19,717	293,487
Novartis AG	137,339	12,436,087
Partners Group Holding AG	507	138,585
PSP Swiss Property AG (a)	12,110	1,140,263
Roche Holding AG	36,820	10,982,059
SGS SA	546	1,308,356
Sonova Holding AG	716	109,241
STMicroelectronics NV	38,102	341,696
Sulzer AG	3,924	550,457
Swiss Life Holding AG (a)	3,960	939,093
Swiss Re AG (a)	8,202	729,745
Syngenta AG	5,422	2,019,493
Temenos Group AG (a)	4,507	175,594
The Swatch Group AG	2,743	1,656,379
U-Blox AG (a)	856	113,516
UBS AG (a)	183,626	3,368,962
Zurich Insurance Group AG (a)	7,923	2,388,157

		66,764,938

UNITED KINGDOM — 17.4%
3i Group PLC	96,599	663,817
Aberdeen Asset Management PLC	52,155	404,775
Afren PLC (a)	61,591	152,701
Aggreko PLC	10,098	284,890
AMEC PLC	42,451	881,905
Anglo American PLC	72,334	1,768,627
Antofagasta PLC	15,967	208,308
ARM Holdings PLC	60,250	907,592
Ashtead Group PLC	20,403	305,253
Associated British Foods PLC	12,693	661,728
AstraZeneca PLC	63,162	4,687,630
Aviva PLC	157,756	1,377,017
Avon Rubber PLC	21,370	228,372
Babcock International Group PLC	10,541	209,433
BAE Systems PLC	203,571	1,506,820
Balfour Beatty PLC	124,963	498,914
Barclays PLC	774,264	2,817,205
Barratt Developments PLC	74,907	478,634
BBA Aviation PLC	24,861	131,351
Bellway PLC	4,729	126,625
Berkeley Group Holdings PLC	4,931	203,868
BG Group PLC	170,043	3,590,736
BHP Billiton PLC	116,606	3,767,259
Big Yellow Group PLC	12,962	109,929
BP PLC	933,892	8,221,996
British American Tobacco PLC	90,575	5,386,363
British Land Co. PLC	79,259	952,034
British Sky Broadcasting Group PLC	61,593	952,045
Britvic PLC	10,046	124,964
BT Group PLC	439,123	2,889,960
BTG PLC (a)	17,589	190,372
Bunzl PLC	6,764	187,591
Burberry Group PLC	25,541	647,645
Cable & Wireless Communications PLC	210,405	177,182
Cairn Energy PLC (a)	20,363	69,635
Capita PLC	43,372	849,127
Carnival PLC	14,778	557,921
Carphone Warehouse Group PLC	15,201	83,848
Centamin PLC (a)	105,841	114,917
Centrica PLC	281,542	1,504,839
Cobham PLC	38,751	206,925
Compass Group PLC (a)	85,971	1,494,964
Croda International PLC	3,500	131,718
CSR PLC	8,941	90,504
Daily Mail & General Trust PLC (b)	10,557	150,183
Darty PLC	41,572	70,016
Diageo PLC	126,382	4,032,316
Direct Line Insurance Group PLC	72,660	335,193
Dixons Retail PLC (a)	136,158	115,916
Drax Group PLC	17,869	195,694
DS Smith PLC	25,669	121,488
easyJet PLC	11,682	272,651
Experian PLC	51,575	871,272
FirstGroup PLC (a)	160,953	348,410
Foxtons Group PLC	16,946	87,012
Fresnillo PLC (b)	9,188	136,992
Friends Life Group, Ltd.	106,874	576,174
G4S PLC	168,678	736,032
GKN PLC	34,162	212,093
GlaxoSmithKline PLC	247,183	6,610,177
Glencore PLC	475,285	2,645,633
Hammerson PLC	34,527	342,409
Hansteen Holdings PLC	61,590	108,258
Hargreaves Lansdown PLC	9,143	193,538
Hays PLC	285,404	712,965
Henderson Group PLC	50,246	207,051
Hikma Pharmaceuticals PLC	6,485	186,063
Homeserve PLC	20,063	110,461
Howden Joinery Group PLC	27,641	146,323
HSBC Holdings PLC	937,402	9,503,095
ICAP PLC	74,276	482,603
IMI PLC	10,750	273,324
Imperial Tobacco Group PLC	56,478	2,539,761
Informa PLC	28,969	237,261
Inmarsat PLC	14,268	182,361
InterContinental Hotels Group PLC	13,078	541,370
International Personal Finance PLC	15,583	156,537
Intertek Group PLC	7,788	366,065
IP Group PLC (a)	32,161	109,871
ITV PLC	114,492	348,851
J Sainsbury PLC (b)	113,756	613,665
Jazztel PLC (a)	11,432	162,782
John Wood Group PLC	16,448	226,817
Johnson Matthey PLC	5,299	280,875
Keller Group PLC	4,672	73,573
Kingfisher PLC	180,770	1,109,631
Land Securities Group PLC	60,739	1,075,933
Legal & General Group PLC	412,462	1,589,628
Lloyds Banking Group PLC (a)	2,282,576	2,897,874
London Stock Exchange Group PLC	8,405	288,432
Lonmin PLC (a)	15,643	63,444
Man Group PLC	127,214	228,828
Marks & Spencer Group PLC	115,921	842,778
Meggitt PLC	28,871	249,787
Mondi PLC	33,661	611,236
Mucklow A & J Group PLC	10,604	77,058
National Grid PLC	185,256	2,660,782

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Next PLC	9,876	$1,093,399
Ocado Group PLC (a)	18,425	116,974
Old Mutual PLC	347,864	1,175,909
Ophir Energy PLC (a)	27,322	102,916
Pace PLC	16,192	98,285
Pearson PLC	55,054	1,086,307
Persimmon PLC (a)	24,511	533,516
Petrofac, Ltd.	11,015	226,573
Provident Financial PLC	3,057	119,385
Prudential PLC	143,812	3,297,476
Randgold Resources, Ltd.	7,840	653,236
Reckitt Benckiser Group PLC	37,994	3,313,164
Reed Elsevier PLC	56,445	907,217
Rentokil Initial PLC	320,607	610,683
Rexam PLC	33,997	310,994
Rightmove PLC	4,736	173,618
Rio Tinto PLC	64,884	3,448,627
Rolls-Royce Holdings PLC (a)	99,289	1,814,833
Royal Bank of Scotland Group PLC (a)	109,055	612,360
Royal Dutch Shell PLC (Class A)	187,355	7,747,634
Royal Dutch Shell PLC (Class B)	110,248	4,792,801
Royal Mail PLC (a)	21,120	180,199
RSA Insurance Group PLC	68,191	553,599
SABMiller PLC	51,430	2,979,323
Serco Group PLC	41,755	260,948
Severn Trent PLC	5,815	192,094
Shire PLC	32,111	2,509,157
Smith & Nephew PLC	44,144	784,233
Smiths Group PLC	45,432	1,007,534
Sports Direct International PLC (a)	7,244	87,508
SSE PLC	58,445	1,565,936
Standard Chartered PLC	100,599	2,053,789
Standard Life PLC	190,832	1,220,665
TalkTalk Telecom Group PLC	20,066	111,678
Tate & Lyle PLC	42,018	491,775
Taylor Wimpey PLC	113,634	221,499
Telecom Plus PLC	2,897	66,227
Tesco PLC	438,174	2,129,259
The Sage Group PLC	114,386	751,233
The Weir Group PLC	5,120	229,278
Thomas Cook Group PLC (a)	49,460	112,900
Travis Perkins PLC	7,363	206,218
Trinity Mirror PLC (a)	21,792	56,637
Tullow Oil PLC	57,018	832,096
Unilever PLC	67,659	3,066,854
United Utilities Group PLC	9,252	139,528
Victrex PLC	4,389	127,727
Vodafone Group PLC	1,326,978	4,424,417
Whitbread PLC	4,391	331,025
William Hill PLC	66,388	372,324
William Morrison Supermarkets PLC	181,943	570,548
Wolseley PLC	16,760	917,886
Workspace Group PLC	10,889	106,126
WPP PLC	91,702	1,997,588
Xaar PLC	8,197	73,021

		161,093,217

TOTAL COMMON STOCKS —
(Cost $776,974,020)		917,955,859

PREFERRED STOCKS — 0.2%
SOUTH KOREA — 0.2%
Hyundai Motor Co., Ltd.	10,759	1,701,364

UNITED KINGDOM — 0.0% (d)
Rolls-Royce Holdings PLC (a)(c)	13,304,726	22,749

TOTAL PREFERRED STOCKS —
(Cost $741,167)		1,724,113

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
HKT Trust/HKT, Ltd. (expiring 7/15/14) (a)	18,900	5,584

ITALY — 0.0% (d)
Banca Popolare dell’Emilia Romagna SC (expiring 7/18/14) (a)	17,137	14,618

PORTUGAL — 0.0% (d)
Mota — Engil SGPS SA (expiring 12/31/49) (a)(c)	77,731	42,570

SOUTH KOREA — 0.0% (d)
BS Financial Group, Inc. (expiring 7/4/14) (a)	1,806	4,195

SPAIN — 0.0% (d)
Acerinox SA (expiring 7/14/14) (a)	29,665	17,993
Repsol SA (expiring 7/10/14) (a)	54,525	37,102

		55,095

TOTAL RIGHTS —
(Cost $54,036)		122,062

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Peugeot SA (expiring 4/29/17) (a) (Cost $15,679)	13,373	29,314

SHORT TERM INVESTMENTS — 6.6%
UNITED STATES — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	43,299,999	43,299,999
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	17,914,847	17,914,847

TOTAL SHORT TERM INVESTMENTS —
(Cost $61,214,846)		61,214,846

TOTAL INVESTMENTS — 106.1%
(Cost $838,999,748)		981,046,194
OTHER ASSETS & LIABILITIES — (6.1)%		(56,523,126)

NET ASSETS — 100.0%		$924,523,068

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	12.8%
Oil, Gas & Consumable Fuels	7.6
Pharmaceuticals	7.6
Insurance	5.6
Metals & Mining	4.5
Automobiles	3.8
Food Products	3.3
Chemicals	3.0
Real Estate Management & Development	2.4
Diversified Telecommunication Services	2.4
Machinery	2.2
Food & Staples Retailing	2.2
Capital Markets	2.0
Beverages	1.9
Semiconductors & Semiconductor Equipment	1.9
Hotels, Restaurants & Leisure	1.8
Industrial Conglomerates	1.7
Wireless Telecommunication Services	1.6
Road & Rail	1.6
Construction & Engineering	1.6
Media	1.5
Electric Utilities	1.5
Textiles, Apparel & Luxury Goods	1.5
Electrical Equipment	1.4
Real Estate Investment Trusts	1.3
Trading Companies & Distributors	1.3
Auto Components	1.3
Tobacco	1.2
Electronic Equipment, Instruments & Components	1.1
Multi-Utilities	1.1
Diversified Financial Services	1.0
Aerospace & Defense	0.9
Household Durables	0.9
Commercial Services & Supplies	0.8
Health Care Equipment & Supplies	0.8
Technology Hardware, Storage & Peripherals	0.8
Specialty Retail	0.7
Building Products	0.7
Household Products	0.7
IT Services	0.7
Health Care Providers & Services	0.7
Software	0.6
Energy Equipment & Services	0.6
Professional Services	0.6
Marine	0.5
Personal Products	0.4
Construction Materials	0.4
Multiline Retail	0.4
Biotechnology	0.4
Gas Utilities	0.3
Transportation Infrastructure	0.3
Communications Equipment	0.3
Air Freight & Logistics	0.2
Internet Software & Services	0.2
Paper & Forest Products	0.2
Airlines	0.1
Containers & Packaging	0.1
Independent Power and Renewable Electricity Producers	0.1
Consumer Finance	0.1
Internet & Catalog Retail	0.1
Diversified Consumer Services	0.1
Life Sciences Tools & Services	0.1
Leisure Products	0.0	***
Thrifts & Mortgage Finance	0.0	***
Water Utilities	0.0	***
Distributors	0.0	***
Health Care Technology	0.0	***
Short Term Investments	6.6
Other Assets & Liabilities	(6.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Banks Industry, Rolls-Royce Holdings PLC, which was Level 2 and part of the Automobiles Industry, Mota —Engil SGPS SA, which was Level 2 and part of the Construction & Engineering Industry, Digitech Systems Co., Ltd., which was Level 3 and part of the Electronic Equipment, Instruments & Components Industry, each representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.6%
Acrux, Ltd. (a)	54,940	$52,114
Adelaide Brighton, Ltd.	601,154	1,361,455
Ainsworth Game Technology, Ltd.	16,212	57,228
ALE Property Group	19,157	52,436
Amcom Telecommunications, Ltd.	60,361	112,804
Antares Energy, Ltd. (b)	156,902	78,489
APN News & Media, Ltd. (b)	162,897	119,157
ARB Corp., Ltd.	15,619	180,442
Aristocrat Leisure, Ltd.	195,699	971,578
Arrium, Ltd.	665,425	499,309
Aspen Group	34,272	39,141
Astro Japan Property Group	32,154	123,822
Atlas Iron, Ltd. (a)	448,086	266,443
Ausdrill, Ltd.	57,417	46,335
Ausenco, Ltd.	136,945	64,628
Austal, Ltd. (b)	69,955	84,515
Austbrokers Holdings, Ltd.	6,450	65,688
Australand Property Group	71,841	301,064
Australian Industrial REIT	40,152	75,037
Australian Pharmaceutical Industries, Ltd.	70,950	39,510
Automotive Holdings Group, Ltd.	12,940	44,579
Aveo Group (a)	179,415	348,842
AWE, Ltd. (b)	842,205	1,430,848
Base Resources, Ltd. (b)	144,493	46,369
BC Iron, Ltd.	24,634	74,403
Beach Energy, Ltd.	1,145,086	1,815,727
Beadell Resources, Ltd. (b)	398,442	229,402
Bega Cheese, Ltd.	54,828	252,020
Billabong International, Ltd. (b)	149,256	70,438
Blackmores, Ltd.	3,574	91,754
Boart Longyear Group (a)(b)	265,069	46,284
Bradken, Ltd. (a)	88,065	315,857
Breville Group, Ltd.	25,149	192,506
Buru Energy, Ltd. (a)(b)	84,621	88,655
BWP Trust	38,623	90,407
Cabcharge Australia, Ltd.	13,029	49,682
Cardno, Ltd.	33,806	201,657
carsales.com, Ltd.	51,024	510,004
Central Petroleum, Ltd. (b)	153,649	46,407
Charter Hall Group (a)	48,329	194,321
Charter Hall Retail REIT	204,318	748,241
Coalspur Mines, Ltd. (a)(b)	257,994	14,610
Collins Foods, Ltd.	32,733	63,953
Cooper Energy, Ltd. (b)	127,360	60,705
Corporate Travel Management, Ltd.	17,520	106,163
Cover-More Group, Ltd. (b)	43,499	77,392
Credit Corp. Group, Ltd.	8,448	69,371
Cromwell Property Group	286,742	263,876
Crowe Horwath Australasia, Ltd.	692,563	274,544
CSG, Ltd. (b)	83,263	80,945
CSR, Ltd.	306,653	1,010,127
Cudeco, Ltd. (a)(b)	26,346	42,522
Dart Energy, Ltd. (b)	386,214	65,615
Data#3, Ltd.	54,818	35,183
David Jones, Ltd. (a)	281,637	1,047,343
Decmil Group, Ltd.	32,412	54,607
Domino’s Pizza Enterprises, Ltd.	20,742	420,130
Downer EDI, Ltd.	223,878	955,109
Drillsearch Energy, Ltd. (b)	144,620	199,289
DuluxGroup, Ltd.	203,375	1,086,469
Echo Entertainment Group, Ltd.	204,683	606,617
Emeco Holdings, Ltd. (b)	248,970	46,998
Energy Resources of Australia, Ltd. (b)	51,270	59,037
Energy World Corp., Ltd. (b)	534,746	161,510
Envestra, Ltd.	65,317	83,843
ERM Power, Ltd.	37,436	64,131
Evolution Mining, Ltd.	264,581	174,807
Fairfax Media, Ltd.	1,003,620	857,277
Fleetwood Corp., Ltd. (a)	169,249	372,208
FlexiGroup, Ltd.	37,177	111,234
G8 Education, Ltd. (a)	92,926	403,458
GDI Property Group	207,632	178,336
Goodman Fielder, Ltd.	1,636,463	1,050,312
Greencross, Ltd.	22,142	193,104
Greenland Minerals & Energy, Ltd. (b)	159,568	15,061
GWA International, Ltd.	53,147	131,928
Hills Industries, Ltd.	66,188	108,388
Horizon Oil, Ltd. (b)	424,838	140,344
Hotel Property Investments, Ltd.	79,836	154,474
Icon Energy, Ltd. (b)	193,009	24,593
iiNET, Ltd.	37,236	256,912
Imdex, Ltd.	78,061	46,417
Independence Group NL	127,451	523,282
Indophil Resources NL (b)	257,471	38,882
Industria REIT	94,683	173,371
Infigen Energy (a)(b)	915,919	207,478
Ingenia Communities Group	312,874	147,653
Intrepid Mines, Ltd. (b)	210,384	47,657
Investa Office Fund	355,845	1,141,939
Invocare, Ltd.	288,893	2,756,711
IOOF Holdings, Ltd.	326,946	2,592,140
iProperty Group, Ltd. (b)	54,576	157,625
Iress, Ltd.	14,474	111,886
iSelect, Ltd. (b)	37,545	40,752
JB Hi-Fi, Ltd. (a)	77,970	1,346,734
Karoon Gas Australia, Ltd. (b)	126,120	365,448
Kingsgate Consolidated, Ltd. (a)(b)	110,391	89,606
Lynas Corp., Ltd. (a)(b)	765,521	93,930
M2 Group, Ltd. (a)	27,251	148,667
MACA, Ltd.	28,406	49,734
Macquarie Atlas Roads Group	107,135	330,660
Macquarie Leisure Trust Group (a)	83,616	213,876
Maverick Drilling & Exploration, Ltd. (b)	183,877	39,049
Mayne Pharma Group, Ltd. (b)	245,592	197,032
McMillan Shakespeare, Ltd.	17,823	154,260
Medusa Mining, Ltd. (b)	97,379	169,576
Melbourne IT, Ltd.	50,480	76,709
Mermaid Marine Australia, Ltd.	101,568	197,482
Mesoblast, Ltd. (a)(b)	110,541	466,374
Metals X, Ltd. (b)	386,163	94,765
Mincor Resources NL	70,503	54,899
Mineral Deposits, Ltd. (b)	30,956	53,030
Mineral Resources, Ltd.	81,497	737,672
Monadelphous Group, Ltd. (a)	70,065	1,038,916
Mount Gibson Iron, Ltd.	503,498	327,906
Myer Holdings, Ltd. (a)	300,344	600,977
New South Resources, Ltd.	151,545	181,655
Newsat, Ltd. (a)(b)	234,698	60,918

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

NEXTDC, Ltd. (b)	59,517	$95,779
NIB Holdings, Ltd.	53,237	163,808
Nine Entertainment Co., Holdings, Ltd. (b)	75,541	154,007
Northern Star Resources, Ltd.	196,106	233,219
NRW Holdings, Ltd.	49,873	43,307
Nufarm, Ltd.	116,610	511,790
Oakton, Ltd.	247,557	307,259
Orocobre, Ltd. (b)	45,182	96,378
OZ Minerals, Ltd.	107,970	416,802
Ozforex Group, Ltd. (a)	62,616	156,024
Pacific Brands, Ltd.	1,201,833	618,221
Pact Group Holdings, Ltd. (b)	13,051	42,251
Paladin Energy, Ltd. (a)(b)	515,488	143,530
PanAust, Ltd.	254,356	540,167
Papillon Resources, Ltd. (b)	125,552	223,969
Peet, Ltd. (b)	35,105	44,731
Perpetual, Ltd.	22,005	984,055
Perseus Mining, Ltd. (b)	269,176	105,436
Platinum Australia, Ltd. (b)(c)	610,876	0
Premier Investments, Ltd.	12,558	100,749
Programmed Maintenance Services, Ltd.	224,291	594,869
Qube Holdings, Ltd.	98,827	212,674
RCR Tomlinson, Ltd.	48,043	126,967
Red Fork Energy, Ltd. (b)	233,074	18,699
Regis Resources, Ltd.	142,516	220,603
Resolute Mining, Ltd. (b)	347,188	201,532
Ridley Corp., Ltd.	52,018	39,032
Roc Oil Co., Ltd. (b)	985,542	558,123
SAI Global, Ltd. (a)	381,323	1,839,150
Sandfire Resources NL (b)	7,101	41,688
Saracen Mineral Holdings, Ltd. (b)	260,386	100,764
Select Harvests, Ltd.	28,769	139,570
Senex Energy, Ltd. (b)	574,851	377,088
Seven West Media, Ltd.	272,481	483,501
SFG Australia, Ltd.	88,486	71,408
Shopping Centres Australasia Property Group	83,255	135,158
Sigma Pharmaceuticals, Ltd.	1,710,924	1,178,845
Silex Systems, Ltd. (b)	44,156	48,345
Silver Chef, Ltd.	9,488	45,403
Silver Lake Resources, Ltd. (b)	139,482	67,142
Sims Metal Management, Ltd. (a)(b)	81,288	742,685
Sino Gas & Energy Holdings, Ltd. (b)	626,460	94,606
Sirius Resources NL (b)	66,732	204,071
Sirtex Medical, Ltd.	19,689	313,689
Skilled Group, Ltd.	35,323	76,681
Slater & Gordon, Ltd.	40,056	195,083
Southern Cross Media Group, Ltd.	459,747	464,308
St Barbara, Ltd. (a)(b)	287,363	31,191
Starpharma Holdings, Ltd. (a)(b)	133,058	72,840
STW Communications Group, Ltd.	768,406	1,040,749
Sundance Energy Australia, Ltd. (b)	185,028	201,708
Sundance Resources, Ltd. (b)	1,215,219	96,347
Sunland Group, Ltd.	27,665	40,734
Syrah Resources, Ltd. (a)(b)	40,179	157,001
Tap Oil, Ltd. (b)	76,194	36,677
Tassal Group, Ltd.	40,603	147,927
Technology One, Ltd.	20,387	51,377
Ten Network Holdings, Ltd. (b)	482,706	120,735
Tiger Resources, Ltd. (b)	249,771	75,439
Tox Free Solutions, Ltd.	30,733	98,045
Transfield Services, Ltd. (a)(b)	313,686	321,239
Transpacific Industries Group, Ltd. (b)	288,484	276,370
Troy Resources, Ltd. (b)	56,307	56,600
UGL, Ltd. (a)	76,039	490,903
UXC, Ltd.	71,221	49,744
Veda Group, Ltd. (b)	19,299	36,066
Village Roadshow, Ltd.	7,401	51,413
Virgin Australia Holdings, Ltd. (b)	501,923	203,708
Virtus Health, Ltd.	16,203	124,793
Vocation, Ltd. (b)	31,346	90,237
Western Areas NL	110,911	483,637
Whitehaven Coal, Ltd. (a)(b)	203,013	274,966
Wotif.com Holdings, Ltd.	29,034	66,591

		55,947,994

AUSTRIA — 0.7%
AMS AG	5,145	855,179
Atrium European Real Estate, Ltd. (b)	100,547	600,766
BWT AG (a)	33,908	752,087
CA Immobilien Anlagen AG (b)	7,828	148,440
Conwert Immobilien Invest SE (b)	6,706	79,613
Flughafen Wien AG	514	47,855
RHI AG	1,684	56,696
Schoeller-Bleckmann Oilfield Equipment AG (a)	14,107	1,820,208
Wienerberger AG (a)	66,532	1,115,881
Zumtobel AG	3,225	75,329

		5,552,054

BELGIUM — 1.0%
Aedifica SA	646	44,223
AGFA-Gevaert NV (b)	193,948	567,998
Arseus NV	2,381	136,315
Barco NV (a)	22,329	1,777,748
Befimmo SA	807	61,510
Bekaert NV (a)	18,302	683,713
Cofinimmo	1,820	226,784
Euronav NV (b)	14,472	177,061
EVS Broadcast Equipment SA (a)	15,226	756,318
KBC Ancora (a)(b)	28,963	874,981
Mobistar SA (b)	21,364	407,752
Nyrstar (a)(b)	80,505	244,696
RHJ International (b)	135,249	658,672
Tessenderlo Chemie NV (a)(b)	42,750	1,235,886
ThromboGenics NV (a)(b)	15,960	205,952
Viohalco SA (b)	19,190	110,902

		8,170,511

BERMUDA — 0.2%
Global Sources, Ltd. (a)(b)	8,529	70,620
Golden Ocean Group, Ltd.	278,370	465,440
Ship Finance International, Ltd. (a)	33,621	625,014
SmarTone Telecommunications Holding, Ltd.	97,749	123,095
Trinity, Ltd. (a)	608,000	129,439

		1,413,608

CANADA — 11.4%
5N Plus, Inc. (b)	25,588	98,013
Advantage Oil & Gas, Ltd. (b)	130,704	879,827
Aecon Group, Inc.	11,196	178,165

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

AGF Management, Ltd. (Class B) (a)	11,186	$131,063
Air Canada (Class A) (b)	61,127	545,761
Alacer Gold Corp.	113,250	300,894
Alaris Royalty Corp. (a)	4,469	121,338
Alexco Resource Corp. (a)(b)	17,514	21,869
Algonquin Power & Utilities Corp. (a)	80,894	625,036
Alliance Grain Traders, Inc.	1,972	39,471
Allied Properties Real Estate Investment Trust	7,748	257,139
Altius Minerals Corp. (a)(b)	3,257	38,436
Altus Group, Ltd. (a)	9,278	199,819
Amaya Gaming Group, Inc. (b)	21,475	465,932
Argonaut Gold, Inc. (b)	66,004	273,894
Artek Exploration, Ltd. (b)	16,687	68,305
Artis REIT	16,702	246,967
Asanko Gold, Inc. (b)	53,399	139,369
Atlantic Power Corp. (a)	59,849	244,981
ATS Automation Tooling Systems, Inc. (b)	16,391	240,214
Augusta Resource Corp. (b)	42,452	134,313
AuRico Gold, Inc. (a)	168,786	722,588
AutoCanada, Inc.	1,805	133,924
Avigilon Corp. (b)	12,699	283,631
B2Gold Corp. (a)(b)	298,649	871,988
Badger Daylighting, Ltd.	13,881	458,074
Bankers Petroleum, Ltd. (b)	149,339	956,196
Banro Corp. (b)	121,412	58,133
Bellatrix Exploration, Ltd. (b)	73,220	636,546
Birchcliff Energy, Ltd. (a)(b)	61,961	820,213
Black Diamond Group, Ltd. (a)	9,969	321,209
BlackPearl Resources, Inc. (b)	165,061	350,221
BNK Petroleum, Inc. (b)	59,723	91,955
Bonterra Energy Corp. (a)	2,592	157,591
BRP, Inc. (b)	7,421	183,235
Calfrac Well Services, Ltd.	40,386	756,420
Canaccord Genuity Group, Inc. (a)	4,496	51,876
Canacol Energy, Ltd. (b)	39,871	260,154
Canadian Energy Services & Technology Corp.	19,268	604,550
Canadian Solar, Inc. (a)(b)	16,772	524,293
Canam Group, Inc.	3,676	46,245
CanElson Drilling, Inc.	7,010	53,769
Canexus Corp. (a)	62,118	285,761
CanWel Building Materials Group, Ltd.	4,227	22,700
Canyon Services Group, Inc.	12,495	221,711
Capital Power Corp. (a)	30,325	750,758
Capstone Infrastructure Corp. (a)	21,828	87,095
Capstone Mining Corp. (b)	203,558	491,146
Caracal Energy, Inc. (b)	39,678	371,782
Cardinal Energy, Ltd.	13,450	227,292
Cathedral Energy Services, Ltd. (a)	10,145	47,146
CCL Industries, Inc.	9,938	958,672
Celestica, Inc. (b)	107,339	1,352,382
Centerra Gold, Inc.	73,681	465,543
Cequence Energy, Ltd. (b)	59,356	163,276
Chartwell Retirement Residences	12,426	126,459
China Gold International Resources Corp., Ltd. (b)	122,838	357,506
Cogeco Cable, Inc.	8,477	470,268
Colabor Group, Inc.	10,360	36,863
Colossus Minerals, Inc. (a)(b)	390	58
Continental Gold, Ltd. (a)(b)	55,936	183,801
Copper Mountain Mining Corp. (a)(b)	68,239	156,960
Corus Entertainment, Inc. (Class B) (a)	143,463	3,363,161
Cott Corp.	74,035	524,080
Crew Energy, Inc. (b)	67,869	704,082
Crocotta Energy, Inc. (b)	13,930	61,074
DeeThree Exploration, Ltd. (b)	25,757	275,670
Delphi Energy Corp. (b)	65,287	266,628
Denison Mines Corp. (a)(b)	272,290	345,108
Detour Gold Corp. (b)	68,219	935,077
DH Corp.	31,667	923,119
DHX Media, Ltd.	26,813	168,911
DIRTT Environmental Solutions (b)	15,294	50,829
Dominion Diamond Corp. (b)	45,034	651,950
Dorel Industries, Inc.	14,517	536,849
Dream Unlimited Corp. (Class A) (a)(b)	80,975	1,173,022
Dundee Corp. (Class A) (b)	91,964	1,483,304
Dundee Precious Metals, Inc. (b)	57,501	275,858
Eagle Energy Trust	10,572	64,316
Element Financial Corp. (b)	56,394	713,694
Enbridge Income Fund Holdings, Inc. (a)	3,700	96,985
Endeavour Mining Corp. (a)(b)	224,420	174,875
Endeavour Silver Corp. (b)	60,286	329,970
Enerflex, Ltd.	8,841	168,661
Entertainment One, Ltd. (b)	39,208	207,823
Epsilon Energy, Ltd. (b)	9,956	36,453
Equitable Group, Inc.	771	44,162
Essential Energy Services Trust	38,336	99,336
Exchange Income Corp.	12,521	265,784
First Majestic Silver Corp. (b)	50,660	548,383
FirstService Corp. (a)	54,397	2,761,855
Fortuna Silver Mines, Inc. (b)	75,004	415,457
Freehold Royalties, Ltd. (a)	85,652	2,153,462
Gabriel Resources, Ltd. (b)	103,022	90,917
Gasfrac Energy Services, Inc. (a)(b)	23,280	40,215
Gear Energy, Ltd. (b)	30,574	179,974
Gluskin Sheff + Associates, Inc.	2,440	72,938
GMP Capital, Inc. (a)	100,188	801,391
Golden Star Resources, Ltd. (a)(b)	280,540	168,564
Gran Tierra Energy, Inc. (b)	149,447	1,216,454
Granite Real Estate Investment Trust	24,189	897,024
Great Basin Gold, Ltd. (b)(e)	266,255	0
Great Canadian Gaming Corp. (b)	55,916	896,105
Great Panther Silver, Ltd. (b)	38,981	49,406
Guardian Capital Group, Ltd. (Class A)	208,316	3,219,153
Guyana Goldfields, Inc. (b)	42,815	103,706
HealthLease Properties REIT	17,184	173,590
Heroux-Devtek, Inc. (b)	1,827	19,228
High Liner Foods, Inc.	3,618	82,540
HNZ Group, Inc.	3,173	68,575
Home Capital Group, Inc. (a)	21,707	974,741
Horizon North Logistics, Inc. (a)	72,890	524,187
HudBay Minerals, Inc.	90,354	837,247
Hudson’s Bay Co.	22,370	355,139
Imax Corp. (a)(b)	26,008	739,598
Innergex Renewable Energy, Inc. (a)	56,430	572,697

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Interfor Corp. (b)	16,640	$232,302
InterRent Real Estate Investment Trust	7,981	42,634
Intertape Polymer Group, Inc.	18,214	202,463
Ithaca Energy, Inc. (b)	156,780	409,190
Ivanhoe Mines, Ltd. (b)	130,536	166,670
Just Energy Group, Inc. (a)	77,830	448,647
Kelt Exploration, Ltd. (b)	27,758	396,897
Kirkland Lake Gold, Inc. (a)(b)	41,598	138,640
KP Tissue, Inc.	6,416	95,233
Labrador Iron Ore Royalty Corp. (a)	5,609	161,559
Lake Shore Gold Corp. (a)(b)	243,686	221,917
Laurentian Bank of Canada	3,358	157,189
Legacy Oil + Gas, Inc. (b)	74,565	662,240
Lightstream Resources, Ltd. (a)	63,034	482,897
Linamar Corp.	18,950	1,119,938
Long Run Exploration, Ltd. (a)	14,518	77,146
Lucara Diamond Corp.	111,002	269,910
Lydian International, Ltd. (b)	46,940	55,968
MAG Silver Corp. (b)	51,189	484,905
Major Drilling Group International, Inc. (a)	98,388	717,716
Maple Leaf Foods, Inc. (a)	42,500	792,424
Martinrea International, Inc. (a)	66,728	794,359
Medical Facilities Corp.	4,369	74,488
Mood Media Corp. (b)	56,635	27,117
Mullen Group, Ltd. (a)	42,032	1,212,245
Neptune Technologies & Bioressources, Inc. (a)(b)	25,830	71,291
Nevsun Resources, Ltd.	106,653	400,518
Newalta Corp. (a)	5,726	115,203
Niko Resources, Ltd. (a)(b)	31,701	65,179
Norbord, Inc. (a)	5,408	132,922
Nordion, Inc. (a)(b)	9,130	114,945
North American Palladium, Ltd. (b)	95,700	27,403
Northern Dynasty Minerals, Ltd. (a)(b)	56,142	46,910
Northland Power, Inc. (a)	36,148	618,672
Novagold Resources, Inc. (a)(b)	114,234	482,611
NuVista Energy, Ltd. (b)	100,752	1,130,344
Nymox Pharmaceutical Corp. (a)(b)	4,903	24,270
OceanaGold Corp. (b)	157,296	488,804
Painted Pony Petroleum, Ltd. (b)	28,001	358,836
Pan American Silver Corp.	64,671	993,304
Parex Resources, Inc. (b)	34,206	403,028
Parkland Fuel Corp. (a)	44,637	861,603
Pason Systems, Inc.	40,336	1,136,065
Performance Sports Group, Ltd. (b)	7,583	130,708
Perpetual Energy, Inc. (b)	47,600	98,762
PHX Energy Services Corp. (a)	6,027	93,816
Platinum Group Metals, Ltd. (b)	95,246	113,564
Poseidon Concepts Corp. (b)(c)	43,064	0
Premier Gold Mines, Ltd. (a)(b)	94,152	260,760
Pretium Resources, Inc. (b)	41,533	344,305
Primero Mining Corp. (b)	36,878	296,021
Pulse Seismic, Inc.	19,766	58,455
Pure Technologies, Ltd.	10,021	67,268
QLT, Inc. (a)(b)	13,111	81,026
Raging River Exploration, Inc. (b)	50,065	509,980
Redknee Solutions, Inc. (b)	31,658	163,469
Regal Lifestyle Communities, Inc.	8,557	64,912
Retrocom Real Estate Investment Trust	9,680	41,804
Richelieu Hardware, Ltd.	963	43,849
Rio Alto Mining, Ltd. (a)(b)	104,288	242,815
RMP Energy, Inc. (b)	53,761	476,462
Rogers Sugar, Inc. (a)	9,422	39,806
Romarco Minerals, Inc. (b)	299,555	250,297
RONA, Inc.	56,039	603,978
Rubicon Minerals Corp. (a)(b)	185,907	275,767
Russel Metals, Inc. (a)	85,092	2,740,935
Sabina Gold & Silver Corp. (a)(b)	81,297	66,402
Sandstorm Gold, Ltd. (a)(b)	37,989	264,281
Sandvine Corp. (b)	26,976	91,174
Savanna Energy Services Corp. (a)	108,584	861,414
Seabridge Gold, Inc. (b)	23,335	219,515
Sears Canada, Inc.	4,995	69,873
Secure Energy Services, Inc.	53,736	1,183,034
SEMAFO, Inc. (b)	136,532	642,187
Sherritt International Corp.	156,811	635,989
Sierra Wireless, Inc. (a)(b)	10,596	214,974
Silver Standard Resources, Inc. (b)	45,507	394,338
Silvercorp Metals, Inc. (a)	101,905	215,262
Sirius XM Canada Holdings, Inc.	11,148	73,263
Southern Pacific Resource Corp. (a)(b)	298,724	60,297
Spyglass Resources Corp. (a)	40,635	65,999
Stantec, Inc.	14,001	868,597
Stella-Jones, Inc.	5,916	162,737
Strad Energy Services, Ltd.	23,958	110,214
Stuart Olson, Inc.	5,332	52,211
Sulliden Gold Corp., Ltd. (b)	75,205	97,435
SunOpta, Inc. (a)(b)	20,243	285,021
Sunshine Oilsands, Ltd. (a)(b)	920,000	92,589
Superior Plus Corp. (a)	58,570	780,273
Surge Energy, Inc. (a)	72,019	528,738
TAG Oil, Ltd. (a)(b)	31,120	80,930
Tanzanian Royalty Exploration Corp. (a)(b)	84,438	189,463
Taseko Mines, Ltd. (b)	25,956	64,820
Teranga Gold Corp. (b)	81,628	57,476
The Descartes Systems Group, Inc. (b)	6,608	94,856
The North West Co., Inc. (a)	28,245	627,136
Thompson Creek Metals Co., Inc. (b)	93,813	278,317
Timmins Gold Corp. (b)	46,657	83,664
TORC Oil & Gas, Ltd. (a)	32,327	445,534
Torex Gold Resources, Inc. (b)	300,762	460,256
Toromont Industries, Ltd. (a)	14,000	345,810
Torstar Corp. (Class B) (a)	14,424	107,725
Total Energy Services, Inc.	4,616	100,671
Tourmaline Oil Corp. (b)	947	50,019
Transcontinental, Inc. (a)	39,929	561,926
TransForce, Inc. (a)	46,199	1,065,680
TransGlobe Energy Corp. (a)	50,805	382,057
Trevali Mining Corp. (b)	51,333	52,531
Trican Well Service, Ltd. (a)	73,186	1,183,866
Trinidad Drilling, Ltd.	73,186	832,073
Twin Butte Energy, Ltd. (a)	90,133	152,316
Uex Corp. (b)	84,175	33,191
Uni-Select, Inc. (a)	84,025	2,193,020
Wajax Corp. (a)	1,614	53,474
Western Energy Services Corp. (a)	10,192	106,594
Western Forest Products, Inc.	33,441	70,012
Westport Innovations, Inc. (a)(b)	23,556	425,496

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Westshore Terminals Investment Corp. (a)	29,736	$910,380
Whitecap Resources, Inc. (a)	65,995	1,020,455
Wi-Lan, Inc. (a)	86,634	275,726
WSP Global, Inc.	3,146	111,616
Yellow Media, Ltd. (b)	11,754	200,617
Zargon Oil & Gas, Ltd. (a)	11,432	99,922

		96,942,930

CHINA — 1.2%
Allied Properties HK, Ltd.	4,718,791	882,831
Cafe de Coral Holdings, Ltd.	771,867	2,604,311
China Sandi Holdings, Ltd. (b)	103	6
Chow Sang Sang Holding International, Ltd.	248,939	623,122
Dah Sing Banking Group, Ltd.	40,320	67,630
Daphne International Holdings, Ltd. (a)	564,000	221,224
G-Resources Group, Ltd. (b)	13,178,400	329,870
Greenland Hong Kong Holdings, Ltd.	190,000	82,616
HanKore Environment Tech Group, Ltd. (a)(b)	149,900	102,807
HKR International, Ltd. (a)	2,706,379	1,124,406
K Wah International Holdings, Ltd. (a)	1,659,517	1,158,398
Midland Holdings, Ltd. (a)(b)	773,790	388,375
Nam Tai Property, Inc. (a)	5,348	40,324
Road King Infrastructure, Ltd.	1,206,544	1,089,732
Shun Tak Holdings, Ltd. (b)	1,270,749	644,364
Texwinca Holdings, Ltd.	916,050	907,735

		10,267,751

DENMARK — 1.0%
ALK-Abello A/S	1,529	236,432
Amagerbanken A/S (b)(c)	308,573	0
Auriga Industries A/S (Class B) (b)	1,094	56,054
Bang & Olufsen A/S (a)(b)	33,374	416,777
Bavarian Nordic A/S (b)	4,416	100,563
D/S Norden A/S (a)	14,903	500,033
East Asiatic Co., Ltd. A/S	36,218	432,339
Genmab A/S (b)	27,909	1,191,150
IC Companys A/S	26,779	912,272
Matas A/S (a)(b)	2,662	75,531
NKT Holding A/S	11,305	776,476
Rockwool International A/S (Class B)	646	119,230
Royal UNIBREW (b)	2,440	383,574
SimCorp A/S	64,984	2,237,659
Solar A/S (Class B)	701	55,357
Spar Nord Bank A/S	5,818	64,108
Sydbank A/S (b)	29,682	783,314
Vestas Wind Systems A/S (b)	800	40,358

		8,381,227

FINLAND — 1.6%
Amer Sports Oyj (Class A)	33,044	676,371
Caverion Corp.	31,968	337,896
Citycon Oyj (a)	422,743	1,551,180
Cramo Oyj	52,164	1,269,140
HKScan Oyj	128,054	694,288
Konecranes Oyj (a)	19,007	613,633
Lassila & Tikanoja Oyj	77,462	1,596,160
Outokumpu Oyj (a)(b)	161,705	1,626,171
PKC Group Oyj	2,026	58,030
Poyry Oyj (b)	87,370	489,257
Raisio PLC (Class V)	9,260	55,785
Ramirent Oyj	4,904	54,856
Rautaruukki Oyj (b)	13,941	195,836
Sanoma Oyj (a)	11,053	79,147
Talvivaara Mining Co. PLC (a)(b)	587,183	56,597
Tieto Oyj	71,867	2,126,353
Tikkurila Oyj	2,504	68,567
Vacon Oyj	53,186	2,159,102
Valmet Corp. (a)	11,768	140,820
YIT Oyj (a)	18,604	214,217

		14,063,406

FRANCE — 2.1%
AB Science SA (a)(b)	4,451	65,451
Alten SA	3,136	149,011
Altran Technologies SA	20,120	214,897
Beneteau SA (b)	4,653	84,825
Carbone Lorraine SA	34,202	1,071,417
Club Mediterranee SA (b)	37,167	992,809
Criteo SA ADR (b)	1,787	60,347
Etablissements Maurel et Prom (b)	41,865	717,353
FIGEAC-AERO (b)	1,624	26,927
GameLoft SE (a)(b)	15,357	141,716
GL Events SA	32,747	787,761
Groupe Fnac (b)	2,367	123,312
Groupe Steria SCA (a)	36,286	950,397
IPSOS (a)	34,842	1,307,326
Jacquet Metal Service	40,221	849,158
Korian-Medica (b)	3,776	144,241
LISI	232	36,529
Mercialys SA	4,208	98,059
Montupet	1,861	158,561
MPI	28,953	161,735
Nexans SA (b)	5,304	277,988
PagesJaunes Groupe (a)(b)	317,490	312,978
Rallye SA	2,766	150,858
Rubis	44,773	2,855,706
Saft Groupe SA	40,637	1,558,981
Sequana (b)(c)	5	0
Sequana SA (a)(b)	12,786	71,424
Societe d’Edition de Canal +	56,335	478,213
Societe de la Tour Eiffel	16,836	1,339,264
SOITEC (a)(b)	94,960	300,334
Technicolor SA (b)	129,748	1,049,168
Trigano SA (b)	1,513	36,562
UbiSoft Entertainment SA (b)	63,089	1,161,788
Valneva SE (b)	9,457	68,625
Virbac SA	312	72,064

		17,875,785

GERMANY — 3.3%
Aareal Bank AG	24,083	1,109,879
Aixtron SE (a)(b)	46,845	677,937
Alstria Office REIT-AG (b)	47,066	623,268
Aurelius AG	4,538	165,768
BayWa AG	2,262	125,692
Bechtle AG	716	61,338
Bertrandt AG	816	129,822

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Biotest AG Preference Shares (a)	1,006	$130,340
CANCOM SE	3,604	184,720
Deutz AG	17,280	137,671
Dialog Semiconductor PLC (b)	36,920	1,280,154
DIC Asset AG (a)	75,325	825,050
DMG MORI SEIKI AG	45,917	1,598,715
Draegerwerk AG & Co. KGaA Preference Shares (a)	1,472	158,228
Drillisch AG	45,932	1,830,035
Evotec AG (a)(b)	17,251	84,675
Gerresheimer AG	24,611	1,697,612
Hamburger Hafen und Logistik AG (a)	2,480	65,856
Heidelberger Druckmaschinen AG (a)(b)	69,908	255,175
Indus Holding AG	60,274	2,990,676
Jenoptik AG	124,060	2,022,145
Kloeckner & Co. SE (b)	56,524	852,062
Kontron AG (b)	66,152	451,592
KUKA AG (a)	35,459	2,146,824
Leoni AG	30,052	2,391,388
LPKF Laser & Electronics AG	3,123	64,480
MLP AG (a)	64,645	435,109
Morphosys AG (b)	10,506	985,324
Nordex SE (b)	25,295	562,088
Norma Group SE	6,848	378,835
Patrizia Immobilien AG (b)	112,165	1,489,636
Pfeiffer Vacuum Technology AG (a)	878	96,806
QSC AG (a)	19,910	85,678
Rheinmetall AG	19,933	1,410,959
Sartorius AG Preference Shares	626	75,501
Singulus Technologies AG (b)	9,973	35,911
SMA Solar Technology AG (b)	3,511	131,955
TAG Immobilien AG (a)	52,288	637,940
voxeljet AG ADR (a)(b)	1,791	37,504

		28,424,348

GIBRALTAR — 0.1%
Bwin.Party Digital Entertainment PLC (a)	344,072	565,073

GREECE — 0.8%
Aegean Marine Petroleum Network, Inc.	10,747	108,437
Diana Shipping, Inc. (b)	78,388	853,645
DryShips, Inc. (b)	227,770	733,419
Ellaktor SA (b)	135,054	761,826
Eurobank Ergasias SA (b)	237	120
Eurobank Properties Real Estate Investment Co.	4,446	52,655
Folli Follie SA (b)	6,522	259,851
Fourlis Holdings SA (b)	7,333	53,513
GEK Terna Holding Real Estate Construction SA (b)	6,647	33,673
Hellenic Exchanges SA (b)	87,960	999,573
JUMBO SA (b)	66,899	1,095,474
Marfin Investment Group SA (b)	461,693	306,582
Motor Oil Hellas Corinth Refineries SA	13,337	141,335
Navios Maritime Acquisition Corp.	20,507	76,081
Navios Maritime Holdings, Inc.	37,548	379,986
Safe Bulkers, Inc.	9,608	93,774
StealthGas, Inc. (b)	13,814	153,335
Terna Energy SA (b)	7,280	39,670
Titan Cement Co. SA	29,640	960,973
Tsakos Energy Navigation, Ltd.	22,296	149,160
TT Hellenic Postbank SA (b)(c)	129,076	0

		7,253,082

HONG KONG — 1.3%
APT Satellite Holdings, Ltd.	90,500	134,051
Beijing Properties Holdings, Ltd. (b)	1,276,000	125,125
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (a)	87,000	112,028
Bloomage Biotechnology Corp., Ltd. (a)	62,500	163,299
Brightoil Petroleum Holdings, Ltd. (b)	862,000	280,276
Century Sunshine Group Holdings, Ltd.	524,571	62,946
China Bio-Med Regeneration Technology, Ltd. (a)(b)	2,580,000	106,524
China Cord Blood Corp. (a)(b)	19,972	110,245
China Household Holdings, Ltd. (b)	775,000	48,498
China LNG Group, Ltd.	685,000	61,868
China Ocean Resources Co., Ltd. (a)(b)	26,330	43,588
China Resources and Transportation Group, Ltd. (b)	5,100,000	213,861
China Ruifeng Renewable Energy, Ltd. (b)	356,000	71,197
China Traditional Chinese Medicine Co., Ltd. (b)	298,000	133,421
China Water Industry Group, Ltd. (b)	496,000	83,196
CK Life Sciences International Holdings, Inc.	550,000	53,933
Culturecom Holdings, Ltd. (b)	375,000	43,063
Dah Sing Financial Holdings, Ltd.	32,400	171,399
Emperor Entertainment Hotel, Ltd.	100,000	37,418
Emperor Watch & Jewellery, Ltd. (a)	2,660,000	178,469
Enerchina Holdings, Ltd. (b)	3,348,000	95,036
EverChina International Holdings Co., Ltd. (b)	1,075,000	50,627
Extrawell Pharmaceutical Holdings, Ltd. (a)(b)	1,430,000	67,345
Fairwood Holdings, Ltd.	22,000	45,247
FDG Electric Vehicles, Ltd. (b)	3,120,000	205,307
Giordano International, Ltd. (a)	1,358,000	800,746
Goldin Properties Holdings, Ltd. (a)(b)	234,000	144,017
HC International, Inc. (b)	168,000	389,742
Heng Tai Consumables Group, Ltd. (b)	3,360,000	61,561
Heritage International Holdings, Ltd. (b)	340,000	29,831
HKC Holdings, Ltd. (b)	1,381,000	38,844
Honbridge Holdings, Ltd. (b)	624,000	111,912
Hong Kong Television Network, Ltd. (b)	116,000	36,520
Imagi International Holdings, Ltd. (b)	5,688,000	105,682
Inspur International, Ltd.	322,000	68,552
International Housewares Retail Co., Ltd.	65,000	27,676
Kingston Financial Group, Ltd.	490,000	52,475
Kingwell Group, Ltd. (b)	544,000	59,662
L’sea Resources International Holdings, Ltd. (b)	1,000,000	45,804
Le Saunda Holdings, Ltd.	100,000	50,191

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Lee’s Pharmaceutical Holdings, Ltd.	50,000	$64,449
Loudong General Nice Resources China Holdings, Ltd. (b)	1,137,000	76,286
Louis XIII Holdings, Ltd. (b)	87,500	66,271
Luk Fook Holdings International, Ltd.	189,000	553,562
Mongolia Energy Co., Ltd. (b)	1,482,723	41,132
Pacific Basin Shipping, Ltd. (a)	1,537,000	955,872
Pacific Textiles Holdings, Ltd.	79,000	98,771
PAX Global Technology, Ltd. (a)(b)	253,000	166,156
Peace Mark (Holdings), Ltd. (b)(c)	504,228	0
PetroAsian Energy Holdings, Ltd. (b)	2,276,000	44,343
Pico Far East Holdings, Ltd.	202,000	46,914
Playmates Toys, Ltd.	272,000	103,180
Prosperity REIT	579,000	180,789
Redefine International PLC	165,031	151,388
Seamless Green China Holdings, Ltd. (b)	200,000	20,644
Sino Oil And Gas Holdings, Ltd. (a)(b)	6,750,000	211,636
Sinolink Worldwide Holdings, Ltd. (b)	688,000	55,925
Sparkle Roll Group, Ltd. (b)	400,000	22,193
Spring Real Estate Investment Trust (a)	252,000	102,746
Stella International Holdings, Ltd.	267,000	725,174
Summit Ascent Holdings, Ltd. (a)(b)	236,000	181,179
SUNeVision Holdings, Ltd.	140,000	47,508
Sunlight Real Estate Investment Trust	161,000	67,929
Superb Summit International Group, Ltd. (b)	1,790,000	219,409
TCC International Holdings, Ltd.	176,000	70,397
Texhong Textile Group, Ltd. (a)	53,500	40,520
Tongda Group Holdings, Ltd.	1,060,000	140,871
Truly International Holdings, Ltd.	470,000	286,232
TSC Group Holdings, Ltd. (b)	203,000	95,864
United Photovoltaics Group, Ltd. (a)(b)	874,000	101,492
Varitronix International, Ltd.	106,000	99,841
Vitasoy International Holdings, Ltd.	94,000	119,951
Viva China Holdings, Ltd. (b)	768,000	85,219
VST Holdings, Ltd.	122,000	30,066
Yanchang Petroleum International, Ltd. (b)	4,360,000	216,584
Yuexiu Real Estate Investment Trust	1,093,000	528,847
Zhongyu Gas Holdings, Ltd. (b)	112,000	35,405

		10,775,927

IRELAND — 0.7%
Aer Lingus Group PLC	101,181	200,871
C&C Group PLC	274,587	1,708,697
Endo International PLC (a)(b)	1,074	75,411
FleetMatics Group PLC (a)(b)	15,542	502,628
Fly Leasing, Ltd. ADR	5,745	83,245
Grafton Group PLC	38,143	378,269
Green REIT PLC (b)	149,567	251,879
Greencore Group PLC	162,239	736,786
Hibernia REIT PLC (b)	142,286	216,240
IFG Group PLC	14,998	34,498
Kenmare Resources PLC (b)	1,236,089	327,597
Kingspan Group PLC	40,320	676,251
Total Produce PLC	80,130	121,778
UDG Healthcare PLC	113,704	665,877

		5,980,027

ISRAEL — 1.0%
Africa Israel Properties, Ltd. (b)	2,509	44,710
Africa-Israel Investments, Ltd. (b)	33,190	68,137
Airport City, Ltd. (b)	2,734	27,446
Allot Communications, Ltd. (b)	10,529	138,585
Babylon, Ltd.	14,062	20,383
Caesarstone Sdot-Yam, Ltd.	7,625	374,235
Cellcom Israel, Ltd.	20,789	253,742
Clal Insurance Enterprise Holdings, Ltd. (b)	20,726	400,708
Discount Investment Corp. (b)	8,368	66,944
Elbit Systems, Ltd.	14,574	897,712
Electra, Ltd.	314	44,727
Enzymotec, Ltd. (b)	6,447	87,486
EZchip Semiconductor, Ltd. (b)	12,130	311,886
Frutarom Industries, Ltd.	8,292	207,448
Harel Insurance Investments & Financial Services, Ltd.	9,260	54,905
Israel Discount Bank, Ltd. (Class A) (b)	441,578	749,024
Ituran Location and Control, Ltd.	2,083	50,727
Jerusalem Oil Exploration (b)	1,158	53,024
Kamada, Ltd. (b)	12,322	86,573
magicJack VocalTec, Ltd. (a)(b)	4,432	67,012
Matrix IT, Ltd.	11,638	69,310
Migdal Insurance & Financial Holding, Ltd.	247,031	403,607
NICE Systems, Ltd.	38,205	1,562,185
Oil Refineries, Ltd. (b)	295,829	85,761
Orbotech, Ltd. (b)	12,038	182,737
Ormat Industries, Ltd.	7,529	58,365
Osem Investments, Ltd.	35,650	805,485
Partner Communications Co., Ltd. (b)	29,084	228,261
Paz Oil Co., Ltd.	883	142,877
RADWARE, Ltd. (a)(b)	9,037	152,454
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,959	100,500
Reit 1, Ltd.	83,050	222,718
Sarine Technologies, Ltd.	49,000	101,015
Shufersal, Ltd.	7,693	25,107
SodaStream International, Ltd. (a)(b)	6,950	233,520
Strauss Group, Ltd.	3,116	61,243
Syneron Medical, Ltd. (a)(b)	16,095	166,100
Wix.com, Ltd. (a)(b)	3,227	64,024

		8,670,683

ITALY — 1.9%
Amplifon SpA (a)	235,904	1,483,161
Ansaldo STS SpA	63,240	675,364
Astaldi SpA	175,131	1,988,981
Banca Carige SpA (a)(b)	50,867	11,422
Banca Piccolo Credito Valtellinese Scarl (a)(b)	119,050	168,539
Banca Popolare dell’Etruria e del Lazio (b)	47,198	47,173
Banca Popolare di Milano Scarl (b)	1,619,323	1,452,198
Banca Popolare di Sondrio Scarl	183,283	900,380
Brembo SpA	9,674	353,116
Brunello Cucinelli SpA (a)	4,276	97,185

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

CIR-Compagnie Industriali Riunite SpA (b)	49,029	$73,841
Cosmo Pharmaceuticals SpA	2,200	375,350
Danieli & C Officine Meccaniche SpA	3,872	86,783
EI Towers SpA (b)	17,478	945,235
Esprinet SpA	43,600	453,085
Gruppo Editoriale L’Espresso SpA (a)(b)	26,728	51,781
Hera SpA	240,095	683,750
IMMSI SpA (a)(b)	454,909	417,302
Indesit Co. SpA (b)	3,983	59,223
Interpump Group SpA	212,097	2,918,446
Iren SpA	135,955	209,969
Italcementi SpA (a)	14,433	136,351
Safilo Group SpA (a)(b)	6,628	144,651
Saras SpA (a)(b)	288,913	396,752
Sorin SpA (b)	462,215	1,356,813
Yoox SpA (a)(b)	27,721	747,698

		16,234,549

JAPAN — 32.3%
3-D Matrix, Ltd. (a)(b)	8,300	349,025
Access Co., Ltd. (a)(b)	6,600	40,132
Accordia Golf Co., Ltd. (a)	37,100	492,201
Achilles Corp.	31,000	45,595
Activia Properties, Inc.	82	721,208
Adastria Holdings Co., Ltd. (a)	24,810	582,382
ADEKA Corp.	12,200	163,662
Advanced Media, Inc. (b)	3,900	46,390
Adways, Inc. (a)(b)	8,100	136,566
AEON REIT Investment Corp.	360	473,343
Ahresty Corp.	8,100	70,042
Ai Holdings Corp.	9,200	167,372
Aica Kogyo Co., Ltd.	7,800	166,618
Aichi Steel Corp.	32,000	127,615
Ain Pharmaciez, Inc.	7,400	356,833
Alps Electric Co., Ltd.	127,536	1,636,610
Amano Corp.	6,800	77,528
Amiyaki Tei Co., Ltd.	1,700	53,112
AnGes MG, Inc. (a)(b)	6,400	39,611
Anritsu Corp.	62,100	697,594
AOKI Holdings, Inc.	9,800	138,625
Aoyama Trading Co., Ltd.	30,300	829,096
Arcs Co., Ltd.	24,300	513,561
Arisawa Manufacturing Co., Ltd.	13,000	94,191
Artnature, Inc.	1,500	44,642
As One Corp.	3,800	117,971
Asahi Diamond Industrial Co., Ltd.	8,200	130,077
Asahi Holdings, Inc.	47,873	823,677
Asahi Intecc Co., Ltd.	6,900	283,342
Asatsu-DK, Inc. (a)	3,400	91,859
ASKA Pharmaceutical Co., Ltd. (a)	12,400	146,149
ASKUL Corp. (a)	6,600	177,403
Ateam, Inc. (a)	1,500	94,763
Autobacs Seven Co., Ltd.	41,400	694,734
Avex Group Holdings, Inc.	19,000	334,781
Azbil Corp.	8,900	227,804
Bank of the Ryukyus, Ltd. (a)	123,000	1,762,953
Best Denki Co., Ltd. (a)	240,769	346,994
Bic Camera, Inc. (a)	12,200	94,536
Broadleaf Co., Ltd. (a)	3,800	72,845
C. Uyemura & Co., Ltd.	1,400	71,309
Calsonic Kansei Corp.	56,000	373,131
Capcom Co., Ltd. (a)	23,600	399,992
Central Glass Co., Ltd.	509,145	1,874,647
Chiome Bioscience, Inc. (b)	6,600	105,934
Chiyoda Co., Ltd.	18,600	416,597
Chiyoda Integre Co., Ltd.	5,600	85,737
Chudenko Corp.	4,600	72,334
Chugoku Marine Paints, Ltd.	8,000	57,806
CKD Corp.	4,000	38,537
Coca-Cola East Japan Co., Ltd.	14,700	373,794
Cocokara fine, Inc.	13,600	413,484
COLOPL, Inc. (a)(b)	14,700	403,396
Comforia Residential REIT, Inc.	18	136,459
COMSYS Holdings Corp.	154,350	2,868,970
Cosmo Oil Co., Ltd.	332,000	711,159
CROOZ, Inc. (a)	2,300	96,491
CyberAgent, Inc.	22,400	906,569
D.Western Therapeutics Institute, Inc. (b)	3,700	64,829
Daibiru Corp.	5,600	57,269
Daido Metal Co., Ltd.	7,000	88,169
Daifuku Co., Ltd.	104,100	1,459,178
Daihen Corp.	250,000	1,167,267
DAIICHI CHUO KISEN KAISHA (a)(b)	334,834	313,995
Daiichikosho Co., Ltd.	18,900	542,532
Daikyo, Inc.	121,000	284,270
Dainippon Screen Manufacturing Co., Ltd.	170,000	793,742
Daio Paper Corp.	26,000	235,605
Daiseki Co., Ltd.	5,700	102,122
Daishinku Corp.	9,000	35,536
Daito Pharmaceutical Co., Ltd.	2,700	48,240
Daiwa House REIT Investment Corp.	91	402,428
Daiwa Office Investment Corp. (a)	308	1,465,436
Daiwahouse Residential Investment Corp.	123	576,724
DCM Japan Holdings Co., Ltd.	173,733	1,255,343
Denki Kagaku Kogyo Kabushiki Kaisha	94,000	360,950
Denyo Co., Ltd.	3,800	59,079
Digital Garage, Inc. (a)	17,200	282,182
Disco Corp.	10,200	684,665
DMG Mori Seiki Co., Ltd.	35,200	511,122
Doutor Nichires Holdings Co., Ltd.	112,832	1,998,131
DTS Corp.	70,282	1,305,668
Dunlop Sports Co., Ltd.	2,600	31,465
Duskin Co., Ltd.	6,400	123,887
Dwango Co., Ltd. (a)	8,400	221,225
Dynam Japan Holdings Co., Ltd.	55,000	164,283
Eagle Industry Co., Ltd.	3,400	60,680
Earth Chemical Co., Ltd.	800	30,798
EDION Corp. (a)	104,200	723,090
Eidai Co., Ltd.	14,000	67,302
Eizo Nanao Corp.	5,900	156,724
Elecom Co., Ltd.	4,300	111,930
Eneres Co., Ltd. (a)(b)	3,200	54,047
Enplas Corp.	5,300	386,101
EPS Corp.	2,900	37,243
Euglena Co., Ltd. (a)(b)	24,000	308,218
Exedy Corp.	7,000	207,986
Ezaki Glico Co., Ltd.	35,000	556,587

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

F@N Communications, Inc. (a)	14,400	$236,529
FCC Co., Ltd. (a)	102,748	1,931,121
Ferrotec Corp.	10,400	72,889
Fields Corp.	3,500	51,824
FP Corp. (a)	12,200	425,112
Fuji Machine Manufacturing Co., Ltd.	19,700	172,099
Fuji Oil Co., Ltd.	41,400	590,932
Fuji Pharma Co., Ltd.	3,500	66,127
Fuji Seal International, Inc.	3,200	99,502
Fujibo Holdings, Inc.	17,000	47,490
Fujikura, Ltd.	124,000	603,445
Fujitec Co., Ltd.	9,300	98,412
Fujitsu General, Ltd.	19,000	209,496
Fukuoka REIT Corp.	1,454	2,554,780
Furukawa Co., Ltd.	570,387	1,159,861
Furukawa Electric Co., Ltd. (a)	338,000	717,339
Furuya Metal Co., Ltd.	1,100	27,200
Fuso Pharmaceutical Industries, Ltd.	22,000	70,579
Futaba Corp.	11,700	200,380
Fuyo General Lease Co., Ltd.	3,400	152,036
Global One Real Estate Investment Co., Ltd.	52	153,169
GLOBERIDE, Inc.	68,000	85,919
Glory, Ltd.	75,500	2,459,405
GLP J-Reit	696	779,097
GMO Internet, Inc. (a)	30,000	339,075
GMO Payment Gateway, Inc. (a)	3,100	116,742
GNI Group, Ltd. (a)(b)	46,000	151,661
Gree, Inc. (a)(b)	46,300	405,848
GS Yuasa Corp. (a)	190,000	1,209,713
Gulliver International Co., Ltd.	8,700	71,452
Gurunavi, Inc. (a)	11,800	200,113
H2O Retailing Corp.	196,000	1,518,780
Hankyu REIT, Inc.	17	92,967
Hanwa Co., Ltd.	315,000	1,361,927
Harmonic Drive Systems, Inc.	2,300	92,631
Haseko Corp.	161,100	1,296,052
Hazama Ando Corp.	57,100	344,387
Hearts United Group Co., Ltd.	1,300	29,476
Heiwa Corp.	6,700	148,742
Heiwa Real Estate Co., Ltd.	67,900	1,091,842
Heiwa Real Estate REIT, Inc.	189	162,498
Heiwado Co., Ltd.	2,700	41,338
HI-LEX CORP.	6,800	187,813
Hibiya Engineering, Ltd.	7,500	120,675
Hirano Tecseed Co., Ltd.	2,900	28,827
HIS Co., Ltd.	15,000	484,181
Hitachi Kokusai Electric, Inc.	69,372	960,751
Hitachi Transport System, Ltd.	9,600	149,726
Hitachi Zosen Corp.	152,500	784,290
Hogy Medical Co., Ltd.	2,300	124,643
Hokkaido Gas Co., Ltd. (a)	12,000	33,759
Hokuetsu Kishu Paper Co., Ltd.	21,900	97,929
Hokuriku Electric Industry Co., Ltd.	33,000	54,074
Horiba, Ltd.	42,013	1,507,500
Hosiden Corp.	117,900	735,529
House Foods Group, Inc. (a)	10,900	204,325
Hulic Reit, Inc. (b)	224	355,773
IBJ Leasing Co., Ltd.	12,900	339,866
Ichigo Group Holdings Co., Ltd.	17,000	58,566
Ichigo Real Estate Investment Corp.	209	139,464
Iida Group Holdings Co., Ltd.	14,900	226,357
Iino Kaiun Kaisha, Ltd.	145,700	831,298
Inaba Denki Sangyo Co., Ltd.	3,000	101,130
Inabata & Co., Ltd.	3,400	31,951
Industrial & Infrastructure Fund Investment Corp. (a)	68	608,815
Infomart Corp.	10,400	239,814
Intage Holdings, Inc.	4,000	54,489
Internet Initiative Japan, Inc. (a)	15,600	383,282
Iriso Electronics Co., Ltd.	3,200	187,631
Iseki & Co., Ltd.	56,000	147,041
Ishihara Sangyo Kaisha, Ltd. (a)(b)	84,000	74,626
IT Holdings Corp.	83,708	1,437,756
Itfor, Inc.	13,000	56,591
Itoki Corp.	7,000	53,966
Iwasaki Electric Co., Ltd.	27,000	63,965
Iwatani Corp.	89,000	630,788
J Trust Co., Ltd. (a)	27,300	400,991
Jaccs Co., Ltd.	34,000	175,194
Jafco Co., Ltd.	13,200	577,227
Japan Airport Terminal Co., Ltd.	69,100	2,049,706
Japan Asset Marketing Co., Ltd. (b)	37,900	74,075
Japan Aviation Electronics Industry, Ltd.	53,000	1,139,993
Japan Cash Machine Co., Ltd. (a)	3,200	56,984
Japan Digital Laboratory Co., Ltd.	4,000	70,638
Japan Excellent, Inc.	1,280	1,700,686
Japan Hotel REIT Investment Corp.	847	445,635
Japan Logistics Fund, Inc.	1,280	3,036,217
Japan Pile Corp.	6,600	58,244
Japan Rental Housing Investments, Inc.	48	32,314
Japan Securities Finance Co., Ltd.	25,700	159,824
Japan Tissue Engineering Co., Ltd. (b)	2,800	49,309
Japan Wind Development Co., Ltd. (b)	7,700	49,101
JCR Pharmaceuticals Co., Ltd.	3,800	98,127
Jin Co., Ltd. (a)	3,200	102,029
Juki Corp. (b)	156,332	353,389
Justsystems Corp. (a)(b)	7,700	71,904
K’s Holdings Corp.	21,800	632,233
Kadokawa Corp. (a)	11,900	377,069
Kaga Electronics Co., Ltd.	6,400	77,516
Kagome Co., Ltd. (a)	16,900	299,114
Kaken Pharmaceutical Co., Ltd.	45,000	952,372
Kanamoto Co., Ltd.	13,200	525,759
Kandenko Co., Ltd.	25,000	145,353
Kanematsu Corp.	743,698	1,336,094
Kasai Kogyo Co., Ltd.	8,000	62,149
Katakura Industries Co., Ltd.	99,974	1,286,867
Kato Sangyo Co., Ltd.	2,500	56,290
KAWADA TECHNOLOGIES, Inc. (a)	1,300	73,017
Kawai Musical Instruments Manufacturing Co., Ltd.	93,000	190,948
Keihin Corp.	13,400	212,961
Kenedix Office Investment Corp.	135	734,268
Kenedix Residential Investment Corp.	72	167,163
Kenedix, Inc. (a)(b)	100,800	502,483
Kintetsu World Express, Inc.	3,000	127,338
Kissei Pharmaceutical Co., Ltd.	7,900	189,107
Kitano Construction Corp.	15,000	38,201

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Kitz Corp.	176,200	$989,663
Komeri Co., Ltd.	10,000	261,290
Komori Corp. (a)	71,636	912,907
Kose Corp.	5,600	213,928
Kumagai Gumi Co., Ltd. (a)(b)	111,000	283,787
Kurabo Industries, Ltd.	735,000	1,334,979
Kureha Corp.	35,000	191,057
Kuroda Electric Co., Ltd.	6,500	100,222
Kusuri No Aoki Co., Ltd.	1,800	65,209
KYB Co., Ltd.	227,832	1,072,759
Kyodo Shiryo Co., Ltd.	56,000	56,937
Kyoei Steel, Ltd.	4,000	72,573
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,400	50,108
Kyokuyo Co., Ltd.	22,000	56,463
KYORIN Holdings, Inc.	30,000	617,146
Kyosan Electric Manufacturing Co., Ltd.	12,000	44,183
Kyowa Exeo Corp.	139,800	1,989,947
Kyudenko Corp.	17,000	165,461
Lasertec Corp.	4,900	49,433
Leopalace21 Corp. (b)	87,200	449,320
Life Corp.	4,200	70,978
Lintec Corp.	11,500	231,124
Lion Corp. (a)	118,000	683,737
Mabuchi Motor Co., Ltd.	5,300	401,797
Maeda Corp.	39,000	308,366
Maeda Road Construction Co., Ltd.	15,000	259,563
Makino Milling Machine Co., Ltd.	122,000	1,050,136
Mandom Corp.	3,000	106,757
Marudai Food Co., Ltd.	556,656	1,851,765
Maruha Nichiro Corp.	79,400	1,297,142
Marusan Securities Co., Ltd.	171,498	1,378,011
Maruwa Co., Ltd.	1,900	77,928
Matsumotokiyoshi Holdings Co., Ltd.	12,600	435,941
Medinet Co., Ltd. (a)(b)	14,500	44,228
Megmilk Snow Brand Co., Ltd. (a)	5,600	72,747
Meidensha Corp.	114,000	476,008
Meitic Corp.	4,400	137,249
Melco Holdings, Inc.	4,000	81,220
Message Co., Ltd.	3,500	133,360
MID Reit, Inc.	39	90,277
Minebea Co., Ltd.	156,000	1,752,411
Mirait Holdings Corp.	95,500	955,896
Mitani Corp.	4,400	103,762
Mitsuba Corp.	18,100	287,656
Mitsubishi Nichiyu Forklift Co., Ltd.	12,000	78,890
Mitsubishi Pencil Co., Ltd.	9,000	259,948
Mitsubishi Shokuhin Co., Ltd.	1,200	30,170
Mitsui Engineering & Shipbuilding Co., Ltd.	170,000	380,929
Mitsui Mining & Smelting Co., Ltd.	561,000	1,600,405
Mitsui Sugar Co., Ltd.	11,000	41,587
Mitsui-Soko Co., Ltd.	306,000	1,380,406
Mitsumi Electric Co., Ltd.	55,200	399,404
Mixi, Inc. (a)	19,500	631,361
Miyaji Engineering Group, Inc. (a)	26,000	50,560
Miyoshi Oil & Fat Co., Ltd.	30,000	42,644
Mizuno Corp. (a)	39,000	233,680
Mochida Pharmaceutical Co., Ltd.	3,100	222,467
Monex Group, Inc. (a)	94,000	347,959
MonotaRO Co., Ltd. (a)	11,600	320,616
Mori Hills REIT Investment Corp.	451	653,539
Morinaga & Co., Ltd.	16,000	34,747
Morinaga Milk Industry Co., Ltd.	27,000	97,281
MOS Food Services, Inc.	4,700	102,996
Moshi Moshi Hotline, Inc.	22,500	221,657
Musashi Seimitsu Industry Co., Ltd.	6,100	153,004
Mutoh Holdings Co., Ltd.	20,000	104,832
Nachi-Fujikoshi Corp.	81,000	570,090
Nagase & Co., Ltd.	8,100	104,743
Nakanishi, Inc. (a)	38,700	1,589,181
Namura Shipbuilding Co., Ltd. (a)	18,700	192,344
NanoCarrier Co., Ltd. (a)(b)	12,200	191,481
NEC Fielding, Ltd. (a)	11,900	184,423
NEC Networks & System Integration Corp.	3,700	90,176
NET One Systems Co., Ltd.	116,500	808,445
Neturen Co., Ltd.	150,003	1,144,586
Nichi-iko Pharmaceutical Co., Ltd.	25,400	379,853
Nichias Corp.	12,000	82,799
Nichicon Corp.	12,100	98,659
Nichii Gakkan Co.	6,700	60,185
Nichirei Corp.	151,000	724,407
Nichireki Co., Ltd.	12,000	130,300
Nifco, Inc.	6,100	203,524
Nihon Dempa Kogyo Co., Ltd.	25,800	274,032
Nihon Kohden Corp.	51,900	2,602,557
Nihon M&A Center, Inc.	9,900	282,620
Nihon Nohyaku Co., Ltd.	11,400	138,301
Nihon Parkerizing Co., Ltd.	9,600	220,040
Nihon Trim Co., Ltd. (a)	1,500	58,709
Nihon Unisys, Ltd.	12,200	104,893
Nikkiso Co., Ltd.	99,500	1,181,566
Nippon Accommodations Fund, Inc.	520	1,971,077
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	61,892
Nippon Carbon Co., Ltd.	239,712	456,684
Nippon Chemi-Con Corp. (a)(b)	69,000	200,247
Nippon Chemiphar Co., Ltd.	13,000	61,211
Nippon Coke & Engineering Co., Ltd.	35,000	40,423
Nippon Concrete Industries Co., Ltd. (a)	9,000	44,865
Nippon Flour Mills Co., Ltd.	13,000	69,167
Nippon Gas Co., Ltd.	30,300	704,373
Nippon Koei Co., Ltd.	17,000	84,241
Nippon Konpo Unyu Soko Co., Ltd.	154,400	2,673,290
Nippon Light Metal Holdings Co., Ltd.	938,800	1,427,128
Nippon Paper Industries Co., Ltd. (a)	52,800	993,404
Nippon Parking Development Co., Ltd.	43,300	51,718
Nippon Seiki Co., Ltd.	67,000	1,294,299
Nippon Sheet Glass Co., Ltd. (b)	413,000	582,982
Nippon Shinyaku Co., Ltd.	112,000	3,268,072
Nippon Soda Co., Ltd.	263,000	1,401,905
Nippon Steel & Sumikin Bussan Corp.	36,000	139,302
Nippon Suisan Kaisha, Ltd. (b)	417,799	1,290,865
Nippon Thompson Co., Ltd.	182,000	953,971
Nippon Yakin Kogyo Co., Ltd. (a)(b)	78,200	250,104
Nipro Corp. (a)	47,600	427,110
Nishi-Nippon Railroad Co., Ltd.	150,000	605,597
Nishimatsu Construction Co., Ltd.	310,000	1,318,889
Nishimatsuya Chain Co., Ltd. (a)	121,893	1,076,889
Nishio Rent All Co., Ltd.	7,000	297,468

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Nissha Printing Co., Ltd. (a)	23,300	$353,968
Nisshin Steel Co., Ltd.	51,700	683,345
Nisshinbo Holdings, Inc.	29,000	290,558
Nissin Electric Co., Ltd.	8,000	52,594
Nissin Kogyo Co., Ltd.	13,500	267,721
Nitto Boseki Co., Ltd.	320,153	1,302,039
Nitto Kogyo Corp.	8,500	187,024
NOF Corp.	314,000	2,244,075
Nomura Real Estate Master Fund, Inc.	395	482,711
Nomura Real Estate Office Fund, Inc.	183	864,375
Nomura Real Estate Residential Fund, Inc.	35	188,638
Noritsu Koki Co., Ltd.	9,800	67,329
Noritz Corp.	4,700	92,650
North Pacific Bank, Ltd.	145,200	626,350
NS United Kaiun Kaisha, Ltd.	19,000	47,826
NSD Co., Ltd.	97,208	1,279,091
Nuflare Technology, Inc. (a)	1,000	55,081
Obara Group, Inc.	3,500	151,671
Okabe Co., Ltd.	6,700	82,076
Okamura Corp.	57,000	500,202
Okasan Securities Group, Inc.	191,682	1,591,279
Oki Electric Industry Co., Ltd.	517,000	1,148,265
OKUMA Corp.	66,000	634,559
Okumura Corp.	18,000	91,328
OncoTherapy Science, Inc. (b)	21,400	37,601
Onward Holdings Co., Ltd.	16,000	114,822
Orix JREIT, Inc.	2,019	2,830,048
Osaki Electric Co., Ltd. (a)	9,000	50,550
OSG Corp.	109,700	2,022,799
Pacific Metals Co., Ltd. (b)	74,000	360,120
Paramount Bed Holdings Co., Ltd.	5,600	176,892
Penta-Ocean Construction Co., Ltd. (a)	115,000	381,422
PeptiDream, Inc. (a)(b)	1,500	118,898
Pigeon Corp.	20,800	1,096,412
Pilot Corp.	4,100	179,088
Piolax, Inc.	1,100	42,347
Pioneer Corp. (b)	164,800	362,770
Pola Orbis Holdings, Inc.	4,900	197,828
Poletowin Pitcrew Holdings, Inc.	2,800	35,489
Premier Investment Corp.	491	1,953,240
Raito Kogyo Co., Ltd.	15,100	109,853
Relo Holdings, Inc.	1,800	116,026
Rengo Co., Ltd.	211,000	1,008,085
ReproCELL, Inc. (a)(b)	5,100	48,833
Resorttrust, Inc.	11,800	235,522
Riso Kagaku Corp.	4,600	130,456
Rohto Pharmaceutical Co., Ltd.	147,000	2,285,425
Roland Corp. (a)	11,600	212,752
Roland DG Corp.	4,400	157,880
Round One Corp.	22,700	144,529
Ryobi, Ltd.	37,000	124,910
Ryohin Keikaku Co., Ltd.	6,903	783,619
Ryosan Co., Ltd.	3,500	72,933
Sagami Chain Co., Ltd.	4,000	38,063
Saibu Gas Co., Ltd.	25,000	65,643
Sakai Chemical Industry Co., Ltd.	326,565	1,028,323
San-A Co., Ltd.	2,300	69,700
San-Ai Oil Co., Ltd.	16,000	120,507
Sanden Corp.	212,000	1,176,092
Sanix, Inc. (a)(b)	11,800	159,810
Sanken Electric Co., Ltd. (a)	44,000	363,970
Sankyo Tateyama, Inc.	4,400	88,864
Sankyu, Inc.	276,000	1,397,641
Sanwa Holdings Corp.	31,000	217,877
Sanyo Shokai, Ltd.	207,000	469,967
Sanyo Special Steel Co., Ltd.	223,937	1,038,946
Sapporo Holdings, Ltd.	230,000	926,312
Sato Holdings Corp. (a)	58,300	1,533,680
Seika Corp.	22,000	58,852
Seikagaku Corp.	8,400	103,316
Seiko Holdings Corp.	12,000	48,685
Seino Holdings Co., Ltd.	62,000	703,815
Seiren Co., Ltd.	176,900	1,529,682
Sekisui House SI Residential Investment Corp.	134	134,919
Senshu Ikeda Holdings, Inc.	102,860	523,920
Septeni Holdings Co., Ltd.	6,900	74,854
Seria Co., Ltd.	7,600	349,223
Shima Seiki Manufacturing, Ltd. (a)	72,425	1,389,090
Shimachu Co., Ltd.	95,800	2,287,550
Shindengen Electric Manufacturing Co., Ltd.	14,000	78,357
Shinkawa, Ltd. (b)	9,200	44,499
Shinkin Central Bank Preference Shares	43	83,619
Shinko Electric Industries Co., Ltd.	27,100	246,643
Shinmaywa Industries, Ltd.	25,000	220,621
Shinsho Corp.	40,000	95,948
Ship Healthcare Holdings, Inc.	13,900	487,093
SHO-BOND Holdings Co., Ltd. (a)	10,900	497,631
Shochiku Co., Ltd. (a)	342,000	3,173,387
Showa Aircraft Industry Co., Ltd.	7,000	76,768
Showa Corp.	11,300	137,423
Showa Denko K.K.	532,000	756,211
SIA Reit, Inc.	48	199,240
Sinanen Co., Ltd.	14,000	58,043
Sinfonia Technology Co., Ltd.	472,000	750,131
SKY Perfect JSAT Holdings, Inc.	23,800	139,551
Skymark Airlines, Inc. (b)	36,100	101,560
SMK Corp. (a)	116,343	512,206
SMS Co., Ltd.	4,600	136,449
Sogo Medical Co., Ltd.	1,100	49,731
Sohgo Security Services Co., Ltd.	12,500	299,837
Sosei Group Corp. (a)(b)	6,000	214,402
Sotetsu Holdings, Inc.	186,000	716,055
Square Enix Holdings Co., Ltd.	29,600	523,891
Star Micronics Co., Ltd.	67,900	967,846
Starts Corp, Inc.	3,000	47,826
Starts Proceed Investment Corp.	68	117,467
Sumitomo Bakelite Co., Ltd.	54,000	214,284
Sumitomo Forestry Co., Ltd.	87,700	1,070,008
Sumitomo Mitsui Construction Co., Ltd. (b)	362,500	415,083
Sumitomo Osaka Cement Co., Ltd.	510,793	1,941,220
Sumitomo Real Estate Sales Co., Ltd.	3,700	118,153
Sumitomo Seika Chemicals Co., Ltd.	11,000	77,203
Sun Corp. (a)	10,000	123,982
Sun Frontier Fudousan Co., Ltd.	5,800	69,734
SWCC Showa Holdings Co., Ltd. (b)	45,000	46,197
T RAD Co., Ltd.	15,000	41,015
Tadano, Ltd.	93,526	1,555,612

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Taikisha, Ltd.	6,000	$140,013
Taiko Pharmaceutical Co., Ltd.	4,200	64,178
Taiyo Holdings Co., Ltd.	4,600	142,579
Taiyo Yuden Co., Ltd. (a)	58,500	647,337
Takaoka Toko Co., Ltd. (a)	1,900	27,739
Takara Holdings, Inc.	249,000	2,185,095
Takasago International Corp.	272,694	1,300,145
Takasago Thermal Engineering Co., Ltd.	11,500	136,109
Takashima & Co., Ltd.	36,000	86,708
Takuma Co., Ltd.	119,000	774,108
Tamron Co., Ltd.	5,400	129,370
Tanseisha Co., Ltd.	14,500	77,721
Teikoku Electric Manufacturing Co.,Ltd. (a)	1,800	49,555
Teikoku Sen-I Co., Ltd.	5,300	112,011
Tekken Corp. (a)	30,000	95,948
Temp Holdings Co., Ltd.	20,800	683,718
The 77 Bank, Ltd.	129,000	679,986
The Bank of Iwate, Ltd.	1,800	88,574
The Bank of Nagoya, Ltd.	252,000	1,002,478
The Bank of Okinawa, Ltd. (a)	49,500	2,140,171
The Daishi Bank, Ltd.	27,000	101,278
The Daito Bank, Ltd.	41,000	49,780
The Ehime Bank, Ltd. (a)	652,000	1,525,334
The Eighteenth Bank, Ltd.	681,730	1,769,853
The Hokuetsu Bank, Ltd.	957,000	1,993,258
The Japan Steel Works, Ltd. (a)	76,000	333,093
The Kiyo Bank, Ltd.	119,100	1,622,408
The Michinoku Bank, Ltd.	665,000	1,398,203
The Minato Bank, Ltd.	738,000	1,354,997
The Miyazaki Bank, Ltd.	643,000	2,126,302
The Monogatari Corp. (a)	1,400	42,288
The Musashino Bank, Ltd.	42,900	1,503,332
The Nanto Bank, Ltd.	118,000	489,216
The Nishi-Nippon City Bank, Ltd.	317,000	779,162
The Ogaki Kyoritsu Bank, Ltd.	19,000	53,265
The Oita Bank, Ltd.	383,000	1,383,722
The Okinawa Electric Power Co., Inc.	2,000	71,369
The San-In Godo Bank, Ltd.	10,000	74,330
The Sumitomo Warehouse Co., Ltd.	21,000	119,816
The Tochigi Bank, Ltd.	260,000	1,113,864
The Tokyo Tomin Bank, Ltd. (a)	46,600	570,856
Toa Corp.	33,000	57,658
Toagosei Co., Ltd.	533,818	2,402,853
Tobishima Corp. (b)	28,600	42,065
TOC Co., Ltd.	175,200	1,279,779
Toda Corp.	35,000	136,124
Toei Co., Ltd.	311,000	1,685,396
Toho Holdings Co., Ltd.	66,919	1,348,223
Toho Zinc Co., Ltd.	243,000	906,707
Tokai Carbon Co., Ltd.	114,000	325,216
Tokai Corp.	1,600	44,333
Tokai Rika Co., Ltd.	8,600	172,671
Tokai Tokyo Financial Holdings, Inc.	111,600	868,080
Toko, Inc.	17,000	51,518
Tokuyama Corp. (a)	217,000	689,739
Tokyo Dome Corp.	248,000	1,170,169
Tokyo Ohka Kogyo Co., Ltd.	5,400	128,837
Tokyo Seimitsu Co., Ltd.	9,200	165,374
Tokyo Steel Manufacturing Co., Ltd. (a)	50,700	264,748
Tokyo Tekko Co., Ltd.	9,000	45,131
Tokyotokeiba Co., Ltd. (a)	73,000	227,708
Tokyu Construction Co., Ltd.	15,300	72,343
Tokyu REIT, Inc.	283	394,728
Tomen Electronics Corp.	3,000	48,803
Tomoe Engineering Co., Ltd.	2,800	46,628
TOMONY Holdings, Inc.	273,200	1,205,473
Tomy Co., Ltd.	18,900	109,514
Top REIT, Inc.	92	411,391
Topcon Corp.	17,600	406,535
Topre Corp.	5,500	74,705
Topy Industries, Ltd.	529,381	1,107,831
Torii Pharmaceutical Co., Ltd.	3,700	115,231
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	48,756
Toshiba Machine Co., Ltd.	51,000	237,116
Toshiba Plant Systems & Services Corp.	12,000	178,510
Toshiba TEC Corp.	33,000	231,933
Totetsu Kogyo Co., Ltd.	4,500	100,346
Towa Pharmaceutical Co., Ltd. (a)	2,800	114,012
Toyo Construction Co., Ltd.	9,700	36,385
Toyo Corp./Chuo-ku	157,048	1,868,050
Toyo Engineering Corp. (a)	24,000	104,714
Toyo Ink Manufacturing Co., Ltd.	18,000	88,841
Toyo Tire & Rubber Co., Ltd.	79,500	1,352,140
Toyo Wharf & Warehouse Co., Ltd.	31,000	69,770
Toyobo Co., Ltd.	1,023,788	1,768,549
TSI Holdings Co., Ltd.	64,900	448,448
Tsubakimoto Chain Co.	19,000	156,606
Tsukui Corp.	4,300	39,432
UACJ Corp.	55,000	206,851
Ulvac, Inc. (b)	33,400	711,157
UMN Pharma, Inc. (a)(b)	1,500	44,391
Unipres Corp.	16,300	391,792
United Arrows, Ltd.	11,300	455,659
UNITED, Inc.	3,700	78,781
Unitika, Ltd. (b)	1,036,000	490,874
UNY Group Holdings Co., Ltd.	47,200	295,859
Usen Corp. (b)	46,910	194,021
Ushio, Inc.	25,800	332,353
UT Holdings Co., Ltd. (a)	11,100	69,358
Valor Co., Ltd.	31,000	514,091
VT Holdings Co., Ltd.	22,100	126,311
Wacoal Holdings Corp.	11,000	119,441
Wacom Co., Ltd. (a)	71,200	405,532
Wakachiku Construction Co., Ltd.	38,000	50,264
Wakita & Co., Ltd.	11,000	141,049
Welcia Holdings Co., Ltd.	3,100	190,030
Xebio Co., Ltd.	8,000	156,912
YAMABIKO Corp.	1,500	58,635
Yamazen Corp.	8,700	65,955
Yaoko Co., Ltd.	3,800	200,681
Yodogawa Steel Works, Ltd.	419,000	1,857,075
Yokogawa Bridge Holdings Corp.	8,000	116,085
Yoshinoya Holdings Co., Ltd. (a)	6,600	92,969
Yushin Precision Equipment Co., Ltd.	1,400	33,499
Zenkoku Hosho Co., Ltd.	17,800	484,249
Zenrin Co., Ltd. (a)	55,877	640,927

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Zensho Co., Ltd. (a)	19,600	$199,473
ZERIA Pharmaceutical Co., Ltd.	18,000	429,989

		275,873,285

JERSEY — 0.1%
Beazley PLC	75,477	326,378
Kentz Corp., Ltd.	22,996	364,101

		690,479

LUXEMBOURG — 0.2%
APERAM (b)	20,959	707,357
COLT Telecom Group SA (b)	127,058	298,719
Oriflame Cosmetics SA SDR (a)	9,744	226,935
SAF-Holland SA	5,891	92,916

		1,325,927

MALTA — 0.0% (d)
Kambi Group PLC (b)	4,974	25,669
Unibet Group PLC, SDR	4,654	231,121

		256,790

MONACO — 0.0% (d)
GasLog, Ltd.	10,651	339,660

MONGOLIA — 0.0% (d)
Mongolian Mining Corp. (b)	491,000	31,042

NETHERLANDS — 2.1%
Aalberts Industries NV	78,370	2,558,576
AerCap Holdings NV (b)	41,963	1,921,906
Arcadis NV (a)	15,304	527,399
ASM International NV	56,536	2,345,410
BE Semiconductor Industries NV	6,397	113,378
BinckBank NV	41,257	522,053
Constellium NV (Class A) (a)(b)	28,773	922,462
Corbion NV (a)	39,055	823,471
Eurocommercial Properties NV	20,146	993,536
Exact Holding NV (a)	43,579	1,551,321
InterXion Holding NV (a)(b)	15,379	421,077
Koninklijke BAM Groep NV (a)	144,505	707,904
Koninklijke Ten Cate NV	3,328	89,103
Koninklijke Wessanen NV	5,167	30,958
PostNL NV (b)	223,667	1,056,507
Royal Imtech NV (a)(b)	197,493	196,309
TomTom NV (b)	40,966	320,210
USG People NV	31,531	479,626
VastNed Retail NV	1,856	94,505
VistaPrint NV (a)(b)	25,167	1,018,257
Wereldhave NV	10,411	967,862

		17,661,830

NEW ZEALAND — 1.3%
a2 Milk Co., Ltd. (a)(b)	196,312	118,598
Air New Zealand, Ltd.	239,294	435,789
Calan Healthcare Properties Trust	44,709	52,846
Chorus, Ltd. (a)	142,789	216,908
DNZ Property Fund, Ltd.	253,901	362,354
Ebos Group, Ltd.	28,895	255,267
Fisher & Paykel Healthcare Corp., Ltd. (a)	579,113	2,408,452
Freightways, Ltd.	36,881	164,685
Goodman Property Trust	372,864	344,416
Infratil, Ltd. (a)	308,949	661,373
Kathmandu Holdings, Ltd.	64,744	181,397
Kiwi Income Property Trust	464,407	473,703
Mainfreight, Ltd.	58,844	736,748
Metlifecare, Ltd.	41,369	164,442
New Zealand Oil & Gas, Ltd.	66,201	46,080
Nuplex Industries, Ltd.	139,699	376,726
PGG Wrightson, Ltd.	102,260	36,709
Property for Industry, Ltd.	124,416	144,335
Restaurant Brands New Zealand, Ltd.	23,278	67,869
Ryman Healthcare, Ltd.	123,380	923,617
Sky City Entertainment Group, Ltd.	280,497	977,445
Sky Network Television, Ltd.	109,528	658,814
Steel & Tube Holdings, Ltd.	16,134	44,356
Summerset Group Holdings, Ltd.	60,976	184,187
Trade Me, Ltd.	113,491	345,797
Xero, Ltd. (a)(b)	37,179	846,029
Z Energy, Ltd.	71,867	246,659

		11,475,601

NORWAY — 1.2%
Archer, Ltd. (b)	56,896	101,992
Atea ASA	40,524	462,279
BW LPG, Ltd. (f)	21,119	309,749
Deep Sea Supply PLC (a)(b)	177,600	287,978
Det Norske Oljeselskap ASA (a)(b)	10,114	110,431
DNO ASA (b)	92,421	355,297
Dolphin Group AS (b)	46,264	46,443
Ekornes ASA	46,524	619,809
Frontline, Ltd. (b)	20,286	59,506
Kongsberg Automotive Holding ASA (b)	111,563	128,902
Leroy Seafood Group ASA	1,314	47,966
Nordic Semiconductor ASA (a)(b)	37,468	185,621
Norwegian Air Shuttle AS (a)(b)	8,494	278,782
Norwegian Property ASA (b)	417,645	513,863
Opera Software ASA	28,373	378,227
ProSafe SE (a)	119,387	984,467
REC Silicon ASA (b)	897,179	518,455
REC Solar ASA (b)	11,184	170,322
Salmar ASA	9,156	159,655
SpareBank 1 SMN	5,506	48,678
Tomra Systems ASA	167,014	1,358,147
Veidekke ASA	240,764	2,707,286
Wilh Wilhelmsen ASA (a)	4,266	36,498

		9,870,353

PORTUGAL — 0.4%
Altri SGPS SA	275,832	790,056
CTT-Correios de Portugal SA	16,041	159,448
Mota-Engil SGPS SA	7,971	62,425
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	129,382	1,828,120
ZON OPTIMUS SGPS SA	73,346	482,024

		3,322,073

SINGAPORE — 2.7%
AIMS AMP Capital Industrial REIT	239,000	276,068
Ascendas Hospitality Trust	147,000	88,437
Ascendas India Trust	156,000	104,488
Ascott Residence Trust	417,600	410,348
AusGroup, Ltd. (a)(b)	238,000	81,137
Biosensors International Group, Ltd. (a)	639,000	479,256
Boustead Singapore, Ltd.	89,000	134,573

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Bukit Sembawang Estates, Ltd.	268,080	$1,322,498
Cache Logistics Trust	493,000	472,574
Cambridge Industrial Trust (a)	997,763	620,275
Cape PLC	11,767	59,454
CapitaRetail China Trust	319,235	378,990
CDL Hospitality Trusts (a)	406,000	573,184
China New Town Development Co., Ltd. (a)(b)	447,000	29,761
China Yuchai International, Ltd. (a)	21,708	460,644
CitySpring Infrastructure Trust	155,000	59,058
Civmec, Ltd.	67,000	36,546
Cordlife Group, Ltd. (a)	248,000	234,741
Cosco Corp. Singapore, Ltd. (a)	555,000	318,313
Croesus Retail Trust	187,000	143,252
CSE Global, Ltd. (a)	147,000	71,929
CWT, Ltd.	48,000	67,188
Ezion Holdings, Ltd. (a)	392,000	654,041
Ezra Holdings, Ltd.	490,599	436,823
Far East Hospitality Trust	421,000	293,803
First Real Estate Investment Trust	536,616	510,079
Forterra Trust (b)	32,000	42,353
Fortune Real Estate Investment Trust	153,000	134,239
Frasers Centrepoint Trust	262,000	398,259
Frasers Commercial Trust	153,535	166,879
Goodpack, Ltd. (a)	106,000	201,516
Haw Par Corp., Ltd.	31,986	219,372
Healthway Medical Corp., Ltd. (b)	1,323,000	65,797
Hong Leong Finance, Ltd.	1,571,656	3,441,720
Hyflux, Ltd. (a)	309,000	292,480
IGG, Inc. (a)	442,000	270,321
International Healthway Corp., Ltd. (a)(b)	154,000	34,589
Interra Resources, Ltd. (a)(b)	266,000	81,081
ISDN Holdings, Ltd.	126,000	41,439
Jaya Holdings, Ltd. (a)	104,000	15,934
K1 Ventures, Ltd.	261,000	39,150
Lian Beng Group, Ltd.	115,000	64,112
LionGold Corp., Ltd. (a)(b)	414,000	27,896
Lippo Malls Indonesia Retail Trust	1,220,000	391,449
M1, Ltd. (a)	300,000	844,664
Mapletree Commercial Trust (a)	582,289	639,904
Mapletree Greater China Commercial Trust	449,000	311,543
Mapletree Industrial Trust	767,954	880,900
Mewah International, Inc.	206,000	72,707
OM Holdings, Ltd. (b)	89,456	33,351
OUE Commercial Real Estate Investment Trust (b)	123,000	78,932
OUE Hospitality Trust	14,333	10,233
OUE, Ltd.	86,000	167,633
Oxley Holdings, Ltd.	117,000	64,758
Pan-United Corp., Ltd.	56,000	48,289
Parkway Life Real Estate Investment Trust	250,000	473,268
Petra Foods, Ltd.	77,000	240,886
Religare Health Trust	131,000	97,200
Rotary Engineering, Ltd.	100,000	59,359
Rowsley, Ltd. (b)	577,000	127,281
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (a)	388,853	325,955
Saizen REIT (a)	41,000	30,915
Sinarmas Land, Ltd. (a)	179,000	78,254
Singapore Post, Ltd. (a)	612,000	851,739
Sino Grandness Food Industry Group, Ltd. (a)(b)	181,000	100,180
Soilbuild Business Space REIT	255,000	163,639
Stamford Land Corp., Ltd.	64,000	34,139
Starhill Global REIT	738,000	488,389
Super Group, Ltd. (a)	244,000	275,972
Swiber Holdings, Ltd. (a)	208,000	90,932
Tat Hong Holdings, Ltd.	73,000	51,530
Technics Oil & Gas, Ltd. (a)(b)	115,000	76,565
Tiger Airways Holdings, Ltd. (a)(b)	175,000	63,871
Tuan Sing Holdings, Ltd.	192,274	53,210
UMS Holdings, Ltd.	325,000	142,081
United Engineers, Ltd.	32,000	60,578
United Envirotech, Ltd.	185,000	210,725
Venture Corp., Ltd.	75,000	465,648
Wing Tai Holdings, Ltd.	823,299	1,301,006
Yongnam Holdings, Ltd. (a)	449,000	86,440

		23,348,722

SOUTH KOREA — 7.5%
3S Korea Co., Ltd. (b)	15,237	65,508
Able C&C Co., Ltd. (a)	6,619	159,293
Actoz Soft Co., Ltd. (b)	959	23,743
Advanced Process Systems Corp. (b)	5,817	44,096
Ahnlab, Inc.	1,977	82,750
AJ Rent A Car Co., Ltd. (b)	2,620	41,561
AK Holdings, Inc.	1,562	101,735
Amicogen, Inc. (b)	862	58,955
Aminologics Co., Ltd. (b)	20,778	27,723
Asiana Airlines, Inc. (b)	166,398	763,905
Binex Co., Ltd. (b)	13,652	104,569
Binggrae Co., Ltd.	3,678	314,437
Bioland, Ltd.	3,573	59,150
Bioneer Corp. (b)	3,334	40,365
Boryung Pharmaceutical Co., Ltd.	2,830	124,606
Bukwang Pharmaceutical Co., Ltd.	7,380	118,891
Celltrion Pharm, Inc. (b)	6,734	72,877
Chabiotech Co., Ltd. (b)	24,018	386,928
Chadiostech Co., Ltd. (b)	9,054	36,420
Chemtronics Co., Ltd.	2,257	23,757
Choa Pharmaceutical Co. (b)	16,394	59,302
Chong Kun Dang Pharmaceutical Corp.	3,150	210,768
Chongkundang Holdings Corp.	1,794	76,065
CJ CGV Co., Ltd.	6,190	295,490
CJ E&M Corp. (b)	12,235	514,528
CJ Freshway Corp. (b)	1,536	44,176
CJ Korea Express Corp. (a)(b)	7,087	844,024
CJ O Shopping Co., Ltd.	1,941	700,970
CNK International Co., Ltd. (b)	16,071	32,879
Com2uSCorp (a)(b)	5,235	336,824
Corentec Co., Ltd. (b)	2,464	39,573
Cosmax BTI, Inc.	2,566	122,112
Cosmax, Inc. (b)	5,007	471,107
Crown Confectionery Co., Ltd.	255	58,974
CrucialTec Co., Ltd. (b)	5,764	46,828
CrystalGenomics, Inc. (b)	4,846	63,700
CTC BIO, Inc. (b)	5,832	83,290
D.I Corp. (b)	8,420	74,064
Dae Han Flour Mills Co., Ltd.	437	74,287

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Daeduck GDS Co., Ltd.	3,010	$36,740
Daesang Corp.	14,190	644,426
Daesang Holdings Co., Ltd.	4,520	77,954
Daewon Pharmaceutical Co., Ltd.	7,880	86,837
Daewoong Pharmaceutical Co., Ltd.	1,565	90,949
Daou Technology, Inc.	6,100	69,935
Daum Communications Corp.	14,095	1,629,882
DGB Financial Group, Inc.	69,150	1,035,405
Digital Power Communications Co., Ltd.	12,660	37,787
Dong-A Pharmaceutical Co., Ltd.	3,686	466,306
Dong-A ST Co., Ltd. (a)	6,112	649,377
Dongbu HiTek Co., Ltd. (b)	6,650	25,731
DongKook Pharmaceutical Co., Ltd.	2,886	79,295
Dongkuk Steel Mill Co., Ltd. (a)	47,942	331,680
Dongsuh Co., Inc.	2,591	43,021
Dongsung Finetec Co., Ltd.	3,928	45,810
Dongwha Pharm Co., Ltd.	28,360	158,926
Dongwon F&B Co., Ltd.	360	70,449
Duksan Hi-Metal Co., Ltd. (b)	2,376	40,508
EG Corp.	2,129	45,134
EM-Tech Co., Ltd. (b)	4,301	40,383
Eo Technics Co., Ltd.	1,646	98,584
Eugene Investment & Securities Co., Ltd. (b)	172,719	383,232
Eugene Technology Co., Ltd.	3,368	63,412
Fila Korea, Ltd.	6,039	573,580
Gamevil, Inc. (b)	963	81,186
GemVax & Kael Co., Ltd. (a)(b)	11,788	257,477
Genic Co., Ltd. (b)	2,510	41,304
Golfzon Co., Ltd.	1,597	30,620
Grand Korea Leisure Co., Ltd.	19,620	806,673
Green Cross Cell Corp. (b)	1,623	51,411
Green Cross Corp.	4,422	541,933
Green Cross Holdings Corp.	11,740	196,672
GS Engineering & Construction Corp. (a)(b)	24,250	807,694
GS Global Corp.	5,730	55,839
GS Home Shopping, Inc.	732	174,499
Haansoft, Inc.	5,632	136,931
Haesung Industrial Co., Ltd.	598	47,932
Hana Tour Service, Inc.	14,559	975,588
Hanall Biopharma Co., Ltd. (a)(b)	14,450	56,840
Hanil Cement Co., Ltd.	1,213	165,442
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	24,046	203,671
Hanjin Kal Corp. (b)	7,410	176,864
Hanjin Shipping Co., Ltd. (b)	61,909	364,676
Hanjin Shipping Holdings Co., Ltd. (b)	3,291	32,136
Hanjin Transportation Co., Ltd.	3,680	132,753
Hankook Shell Oil Co., Ltd.	270	118,749
Hanmi Pharm Co., Ltd. (b)(g)	7,580	126,608
Hanmi Pharm Co., Ltd. (b)(g)	7,242	722,912
Hanmi Semiconductor Co., Ltd.	5,090	71,687
Hansae Co., Ltd.	2,500	67,578
Hansol Chemical Co., Ltd.	1,380	36,553
Hansol Logistics Co., Ltd.	24,190	66,344
Hansol Paper Co.	59,599	692,121
Hansol Technics Co., Ltd. (b)	2,940	67,558
Hanssem Co., Ltd.	4,605	354,091
Hanwha Securities Co. (b)	119,152	406,280
Harim Co., Ltd. (b)	11,359	59,725
Heung-A Shipping Co., Ltd.	36,840	50,246
Hite Jinro Co., Ltd. (a)	28,254	612,943
Humax Co., Ltd.	46,751	526,746
Huons Co., Ltd.	3,751	156,446
Hwa Shin Co., Ltd.	2,980	36,521
Hyundai BNG Steel Co., Ltd. (b)	2,280	50,702
Hyundai Corp.	3,700	128,904
Hyundai Development Co.	39,930	1,268,778
Hyundai Elevator Co., Ltd. (b)	5,956	176,596
Hyundai Engineering Plastics Co., Ltd.	4,700	36,000
Hyundai Greenfood Co., Ltd.	37,740	658,343
Hyundai Home Shopping Network Corp.	3,522	511,696
Hyundai Hy Communications & Networks Co., Ltd.	6,870	28,076
Hyundai Hysco Co., Ltd.	1,820	121,417
Hyundai Securities Co., Ltd. (b)	75,890	443,279
i-SENS, Inc. (b)	1,560	79,249
Il Dong Pharmaceutical Co., Ltd.	8,190	114,132
Iljin Display Co., Ltd.	5,260	43,825
Ilyang Pharmaceutical Co., Ltd.	3,660	89,529
iMarketKorea, Inc.	7,210	264,015
Infraware, Inc. (b)	7,523	47,809
InkTec Co., Ltd. (b)	1,572	29,520
Innox Corp. (b)	3,215	51,793
Interpark Corp.	7,696	82,908
iNtRON Biotechnology, Inc. (b)	4,293	55,795
JB Financial Group Co., Ltd. (a)	250,311	1,833,173
Jeil Pharmaceutical Co.	5,960	156,098
Jenax, Inc. (b)	6,457	58,137
JoyCity Corp. (b)	1,354	25,426
Jusung Engineering Co., Ltd. (b)	6,279	23,520
JW Pharmaceutical Corp.	7,650	125,131
JYP Entertainment Corp. (b)	11,353	49,932
KC Green Holdings Co., Ltd.	5,010	33,473
KCP Co., Ltd.	5,438	56,971
Kginicis Co., Ltd. (a)	4,968	55,238
KGMobilians Co., Ltd.	2,708	35,596
KH Vatec Co., Ltd.	4,313	66,498
Koh Young Technology, Inc.	2,601	62,082
Kolao Holdings (a)	7,303	165,649
Kolon Industries, Inc.	3,934	276,834
Kolon Life Science, Inc.	1,773	94,801
Komipharm International Co., Ltd. (b)	12,451	104,353
KONA I Co., Ltd. (a)	4,224	135,679
Korea Electric Terminal Co., Ltd.	2,320	98,597
Korea Investment Holdings Co., Ltd.	23,720	942,423
Korea Kolmar Co., Ltd.	3,600	170,963
Korea Line Corp. (b)	3,550	82,277
Korea Petrochemical Ind Co., Ltd.	624	43,232
Korea Real Estate Investment & Trust Co.	47,587	101,589
Korea United Pharm, Inc.	6,300	68,180
Korean Air Lines Co., Ltd. (b)	13,190	435,408
Korean Reinsurance Co.	113,738	1,174,701
Kortek Corp.	6,067	71,655
KT Skylife Co., Ltd.	13,548	345,462
Ktis Corp.	12,510	49,209
Kumho Industrial Co., Ltd. (b)	6,850	69,055
Kumho Tire Co., Inc. (a)(b)	55,870	646,056

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Kwang Dong Pharmaceutical Co., Ltd.	15,690	$172,128
KyungDong City Gas Co., Ltd.	472	54,813
Kyungdong Pharm Co., Ltd.	6,247	129,966
LEENO Industrial, Inc.	3,113	96,608
LF Corp.	11,230	306,888
LG Hausys, Ltd.	2,057	393,388
LG Innotek Co., Ltd. (b)	4,890	700,781
LG International Corp.	33,428	949,847
LG Life Sciences, Ltd. (a)(b)	24,971	863,792
LIG Insurance Co., Ltd.	35,220	967,697
Lock & Lock Co., Ltd. (a)	3,060	40,375
Logistics Energy Korea Co., Ltd. (b)	20,680	36,994
Lotte Chilsung Beverage Co., Ltd.	393	682,837
Lotte Confectionery Co., Ltd.	129	246,321
LOTTE Himart Co., Ltd. (a)	3,834	264,113
Lotte Samkang Co., Ltd.	658	492,297
LS Industrial Systems Co., Ltd.	9,902	644,932
LS Uplus Corp.	7,679	563,896
Lumens Co., Ltd. (b)	13,531	117,818
Macquarie Korea Infrastructure Fund	102,930	639,879
Macrogen, Inc. (b)	2,030	73,432
Maeil Dairy Industry Co., Ltd.	1,369	49,927
Mando Corp.	4,955	621,946
Medifron DBT Co., Ltd. (b)	17,230	50,406
Medipost Co., Ltd. (a)(b)	5,048	297,851
Medy-Tox, Inc.	2,246	305,445
MegaStudy Co., Ltd.	5,723	341,638
Melfas, Inc. (b)	13,314	85,795
Meritz Finance Holdings Co., Ltd.	8	59
Meritz Fire & Marine Insurance Co., Ltd.	85,418	1,042,609
Meritz Securities Co., Ltd.	375,137	800,846
Mirae Asset Securities Co., Ltd.	16,017	709,985
Mirae Corp. (b)	163,980	32,089
Modetour Network, Inc.	2,805	65,703
Muhak Co., Ltd. (b)	3,650	119,586
Naturalendo Tech Co., Ltd. (b)	2,928	223,405
Neowiz Games Corp. (b)	10,614	172,564
NEPES Corp. (b)	5,313	38,963
NICE Holdings Co., Ltd.	4,890	60,654
NongShim Co., Ltd.	2,471	697,243
Opto Device Technology Co., Ltd.	5,513	46,586
Osstem Implant Co., Ltd. (b)	2,780	77,207
Ottogi Corp.	647	330,598
Pan Ocean Co., Ltd. (b)	9	26
Paradise Co., Ltd.	31,550	1,166,209
Partron Co., Ltd.	22,155	236,483
Pharmicell Co., Ltd. (b)	8,960	30,906
Poongsan Corp.	38,543	1,030,429
Posco ICT Co., Ltd.	7,233	55,902
Power Logics Co., Ltd. (b)	14,190	52,592
Redrover Co., Ltd. (b)	9,588	59,700
S&T Dynamics Co., Ltd.	6,670	71,855
S-Energy Co., Ltd.	4,773	50,240
Sajo Industries Co., Ltd. (b)	1,120	38,632
Sam Yung Trading Co., Ltd.	5,100	103,835
Samchully Co., Ltd.	450	68,492
Samchuly Bicycle Co., Ltd.	4,753	90,663
Samjin Pharmaceutical Co., Ltd.	9,170	170,385
Samsung Fine Chemicals Co., Ltd. (a)	29,140	1,185,126
SAMT Co., Ltd. (b)	32,418	65,522
Samyang Holdings Corp.	4,392	296,475
Sapphire Technology Co., Ltd. (b)	2,440	84,042
SeAH Steel Corp.	600	67,899
Sebang Co., Ltd.	2,380	47,162
Seegene, Inc. (a)(b)	2,180	124,104
SEOWONINTECH Co., Ltd.	2,657	34,795
Seoyeon Co., Ltd.	7,020	146,741
SFA Engineering Corp.	24,639	932,668
Shinsegae Co., Ltd.	1,552	335,157
Silicon Works Co., Ltd.	1,700	41,920
Silla Co., Ltd.	1,450	36,687
Sindoh Co., Ltd.	780	51,034
SK Broadband Co., Ltd. (b)	151,485	544,975
SK Chemicals Co., Ltd.	16,158	1,030,037
SK Communications Co., Ltd. (b)	5,331	52,952
SK Networks Co., Ltd. (b)	38,400	407,986
SM Culture & Contents Co., Ltd. (b)	14,235	47,835
SM Entertainment Co. (b)	8,105	288,778
Soulbrain Co., Ltd.	1,647	56,159
Suheung Co., Ltd.	1,410	63,825
Sungwoo Hitech Co., Ltd.	6,249	86,157
Suprema, Inc. (b)	2,991	65,774
Synopex, Inc. (b)	27,536	48,987
Taekwang Industrial Co., Ltd.	474	591,680
Taihan Electric Wire Co., Ltd. (b)	27,060	52,152
Tera Semicon Co., Ltd. (b)	2,417	32,727
The Basic House Co., Ltd.	1,800	41,629
Tong Yang Securities, Inc. (a)(b)	86,580	198,095
Toray Chemical Korea, Inc. (b)	2,900	38,693
Tovis Co., Ltd.	6,895	68,827
Value Added Technologies Co., Ltd.	3,296	68,246
Vieworks Co., Ltd.	1,496	40,364
ViroMed Co., Ltd. (b)	4,559	235,204
WeMade Entertainment Co., Ltd. (b)	2,049	76,650
Whanin Pharmaceutical Co., Ltd.	7,880	119,937
Wins Co., Ltd.	3,929	36,890
WiSoL Co., Ltd. (b)	4,650	38,650
Wonik IPS Co., Ltd. (b)	16,170	185,384
Woojeon & Handan Co., Ltd.	8,280	33,757
Woongjin Thinkbig Co., Ltd. (b)	6,370	48,036
Wooree ETI Co., Ltd.	11,894	27,155
Woori Investment & Securities Co., Ltd.	3	26
YG Entertainment, Inc.	1,818	68,458
Young Poong Corp.	536	639,407
Youngone Corp.	4,480	201,241
Yuhan Corp.	9,048	1,618,589
Yungjin Pharmaceutical Co., Ltd. (b)	48,580	81,383

		63,598,819

SPAIN — 1.1%
Abengoa SA (a)	89,326	576,648
Construcciones y Auxiliar de Ferrocarriles SA	2,252	1,077,006
Faes Farma SA	238,514	754,356
Gamesa Corp. Tecnologica SA (b)	85,675	1,069,677
Inmobiliaria Colonial SA (b)	282,192	224,863
Let’s GOWEX SA (a)	9,405	256,378
NH Hoteles SA (b)	17,498	103,616
Promotora de Informaciones SA (Class A) (b)	164,621	80,014
Sacyr SA (b)	88,706	561,836

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Tubacex SA	160,798	$802,471
Tubos Reunidos SA	215,843	725,505
Vidrala SA	51,123	2,535,221
Zeltia SA (b)	176,354	712,293

		9,479,884

SWEDEN — 2.6%
AAK AB	19,796	1,322,132
AddTech AB (Class B)	3,854	71,772
Arcam AB (a)(b)	4,807	159,266
Avanza Bank Holding AB	2,834	118,695
Axfood AB (a)	15,883	862,175
Axis Communications AB (a)	26,978	786,901
B&B Tools AB (Class B)	2,039	46,664
Betsson AB (b)	24,695	853,290
BillerudKorsnas AB	84,980	1,233,639
BioGaia AB (Class B)	1,936	55,891
Clas Ohlson AB (Class B)	7,606	155,013
D. Carnegie Co. & AB (b)	30	207
Eniro AB (b)	34,750	233,907
Fabege AB	82,410	1,165,514
Fingerprint Cards AB (Class B) (a)(b)	18,736	139,006
Haldex AB	94,030	1,160,369
Hexpol AB	4,423	400,927
Holmen AB (Class B)	7,714	275,659
Indutrade AB	1,323	61,743
Intrum Justitia AB	51,636	1,540,117
JM AB	30,230	1,121,413
Kungsleden AB	163,162	1,226,397
Lindab International AB (b)	3,269	38,361
Loomis AB (Class B)	4,208	129,349
Medivir AB (Class B) (a)(b)	7,628	156,603
NCC AB (Class B)	15,186	522,680
Net Entertainment NE AB (Class B) (b)	3,186	74,582
New Wave Group AB (Class B)	187,744	1,165,440
Nibe Industrier AB (Class B) (a)	16,853	529,386
Nobia AB (a)	95,614	797,338
Opus Group AB (a)	62,029	130,361
Orexo AB (a)(b)	5,568	96,612
Peab AB (a)	17,077	133,467
Saab AB	19,160	588,383
SAS AB (a)(b)	45,817	86,010
Swedish Orphan Biovitrum AB (b)	116,316	1,553,699
Vostok Nafta Investment, Ltd. ADR (a)(b)	6,209	48,991
Wihlborgs Fastigheter AB	184,820	3,538,627

		22,580,586

SWITZERLAND — 2.6%
Autoneum Holding AG (b)	966	193,897
Basilea Pharmaceutica AG (a)(b)	8,609	1,004,772
Belimo Holding AG	1,379	3,719,630
Bossard Holding AG (b)	662	78,906
Burckhardt Compression Holding AG	339	182,727
Comet Holding AG (b)	210	151,319
Daetwyler Holding AG	11,899	1,808,734
Evolva Holding SA (b)	104,437	164,876
Forbo Holding AG (b)	829	883,874
Gategroup Holding AG (b)	4,541	123,408
Georg Fischer AG (b)	1,324	948,807
Huber & Suhner AG	1,167	61,193
Implenia AG (b)	1,180	79,438
Kaba Holding AG (Class B) (b)	454	224,491
Kudelski SA	64,354	1,128,445
Kuoni Reisen Holding (Class B) (b)	4,111	1,590,069
Leonteq AG (b)	1,353	324,671
Logitech International SA	83,808	1,091,545
Meyer Burger Technology AG (a)(b)	37,810	590,515
Mobimo Holding AG (b)	3,076	652,106
Nobel Biocare Holding AG (a)(b)	72,895	1,085,041
Orascom Development Holding AG (b)	3,729	84,731
Rieter Holding AG (b)	292	73,000
Schmolz + Bickenbach AG (b)	183,571	293,945
Schweizerische National-Versicherungs-Gesellschaft AG	4,199	288,835
Tecan Group AG (a)	1,840	210,392
Temenos Group AG (b)	55,900	2,177,881
U-Blox AG (b)	2,293	304,079
Valiant Holding AG	6,567	683,877
Valora Holding AG (b)	7,950	2,055,633

		22,260,837

UNITED ARAB EMIRATES — 0.0% (d)
Polarcus, Ltd. (b)	57,479	32,316

UNITED KINGDOM — 10.3%
A.G.BARR PLC	45,766	497,689
African Barrick Gold, Ltd.	38,143	134,155
Air Berlin PLC (a)(b)	21,323	39,558
Alent PLC	43,680	273,501
Amarin Corp. PLC, ADR (a)(b)	65,246	114,833
APR Energy PLC (a)	13,128	145,905
Asia Resource Minerals PLC (b)	13,440	17,235
Atkins WS PLC	38,998	880,185
Aveva Group PLC	24,434	851,445
Bellway PLC	25,574	684,775
Betfair Group PLC	6,232	109,115
Big Yellow Group PLC	15,093	128,001
Bodycote PLC	150,510	1,769,277
Bovis Homes Group PLC	116,727	1,579,720
Brammer PLC	6,693	52,271
Brewin Dolphin Holdings PLC	28,581	151,348
Britvic PLC	101,582	1,263,594
BTG PLC (b)	57,575	623,154
Cable & Wireless Communications PLC	1,291,609	1,087,665
Carillion PLC (a)	208,362	1,179,602
Centamin PLC (b)	458,023	497,300
Chemring Group PLC	189,743	666,708
Cineworld Group PLC	44,574	249,146
Clarkson PLC	3,697	151,395
Computacenter PLC	6,244	63,951
Connect Group PLC	13,718	42,748
Countrywide PLC	26,614	234,128
Cranswick PLC	3,674	79,467
Crest Nicholson Holdings PLC	31,829	187,650
CSR PLC	107,400	1,087,136
Dairy Crest Group PLC	170,734	1,373,528
Darty PLC	347,379	585,056
De La Rue PLC	36,995	512,372
Dechra Pharmaceuticals PLC	6,766	83,701
Development Securities PLC	12,898	47,085

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Devro PLC	35,400	$150,565
Dialight PLC	6,846	104,239
Diploma PLC	23,894	261,881
Domino Printing Sciences PLC	7,768	79,693
Domino’s Pizza UK & IRL PLC	54,861	491,533
Dunelm Group PLC	39,249	560,367
Electrocomponents PLC	39,667	178,243
Elementis PLC	407,856	1,815,260
EnQuest PLC (b)	294,970	712,148
Enterprise Inns PLC (b)	427,992	924,997
esure Group PLC	28,782	131,152
Fenner PLC	163,773	1,002,497
Fidessa Group PLC	5,959	225,584
Fortune Oil PLC	400,709	83,931
Foxtons Group PLC	43,744	224,611
Galliford Try PLC	110,140	2,150,646
Gem Diamonds, Ltd. (b)	95,481	233,459
Genus PLC	33,268	652,451
Go-Ahead Group PLC	5,092	206,171
Grainger PLC	57,107	205,248
Greggs PLC	14,462	132,541
Halfords Group PLC	84,979	686,984
Hansteen Holdings PLC	45,816	80,532
Henderson Group PLC	140,000	576,903
Heritage Oil PLC (b)	120,085	657,047
Hochschild Mining PLC (b)	21,968	60,005
Home Retail Group PLC	359,109	1,085,591
Homeserve PLC	134,359	739,742
Howden Joinery Group PLC	164,677	871,749
Hunting PLC	62,876	922,423
Hyder Consulting PLC	6,800	53,775
Imagination Technologies Group PLC (a)(b)	64,148	231,542
Intermediate Capital Group PLC	139,385	930,430
International Personal Finance PLC	41,462	416,501
Interserve PLC	154,825	1,588,364
IP Group PLC (b)	116,608	398,365
ITE Group PLC	302,318	1,224,579
J.D. Wetherspoon PLC	141,464	1,913,287
James Fisher & Sons PLC	6,708	162,296
Johnston Press PLC (b)	987,091	65,148
Jupiter Fund Management PLC	102,512	700,244
Kcom Group PLC	29,409	46,639
Keller Group PLC	55,187	869,069
Kier Group PLC	57,100	1,732,975
Laird PLC	198,012	960,863
Lavendon Group PLC	35,289	124,600
Londonmetric Property PLC	98,811	228,254
Marshalls PLC	11,564	34,009
Marston’s PLC	59,499	147,413
Mcbride PLC (b)	144,808	238,315
Michael Page International PLC	162,535	1,197,793
Micro Focus International PLC	72,468	1,075,533
Mitchells & Butlers PLC (b)	161,822	1,078,266
Mitie Group PLC (a)	489,361	2,666,669
Moneysupermarket.com Group PLC	84,745	272,849
Morgan Crucible Co. PLC	301,415	1,671,358
Morgan Sindall PLC	64,856	947,034
Mucklow A & J Group PLC	10,469	76,077
N Brown Group PLC	135,465	979,772
National Express Group PLC	201,825	903,446
NCC Group PLC	41,479	135,463
NMC Health PLC	7,228	61,794
Northgate PLC	20,403	182,977
Oxford Immunotec Global PLC (b)	2,683	45,155
Oxford Instruments PLC	15,394	342,178
Pace PLC	170,464	1,034,710
Paragon Group of Cos PLC	39,766	239,406
PayPoint PLC	94,619	1,778,008
Pendragon PLC	141,184	70,007
Petra Diamonds, Ltd. (b)	24,954	80,343
Petropavlovsk PLC (a)(b)	74,884	57,938
Photo-Me International PLC	30,740	73,454
Premier Farnell PLC	453,327	1,578,921
Premier Foods PLC (b)	440,427	399,124
QinetiQ Group PLC	268,083	947,933
Redrow PLC	243,213	1,131,964
Regus PLC	260,388	808,972
Renishaw PLC (a)	18,795	532,504
Renold PLC (b)	51,725	56,603
Restaurant Group PLC	242,882	2,495,902
Ricardo PLC	6,238	68,316
RPC Group PLC	10,580	113,516
RPS Group PLC	227,216	1,080,044
Safestore Holdings PLC	43,427	161,873
Salamander Energy PLC (b)	133,073	318,549
SDL PLC (b)	8,175	47,840
Senior PLC	513,679	2,487,384
Shanks Group PLC	408,377	745,396
SIG PLC	309,408	997,771
SOCO International PLC (b)	102,559	723,537
Speedy Hire PLC	141,526	128,254
Spirent Communications PLC	331,440	538,093
Spirit Pub Co. PLC	326,110	412,623
ST Modwen Properties PLC	8,514	52,204
Stobart Group, Ltd.	51,579	120,162
Stolt-Nielsen, Ltd.	1,462	35,738
SuperGroup PLC (b)	4,992	90,136
SVG Capital PLC (b)	17,002	121,080
Synergy Health PLC	6,498	156,659
Synthomer PLC	125,755	499,066
Ted Baker PLC	1,966	60,878
Telecom Plus PLC	21,840	499,277
Topps Tiles PLC	25,983	47,204
Trinity Mirror PLC (b)	94,180	244,771
Tritax Big Box REIT PLC (b)	43,472	77,861
Tullett Prebon PLC	218,704	989,474
Tyman PLC	42,449	197,784
Ultra Electronics Holdings PLC	50,366	1,606,105
Unite Group PLC	308,864	2,080,756
Vectura Group PLC (b)	106,231	241,580
Victrex PLC	51,178	1,489,363
WH Smith PLC	111,123	2,033,038
Wincanton PLC (b)	226,429	532,344
Workspace Group PLC	14,368	140,033
Xaar PLC	27,589	245,771
Xchanging PLC	11,484	28,963

		88,054,856

UNITED STATES — 0.0% (d)
Diligent Board Member Services, Inc. (b)	24,103	81,248
Kofax, Ltd. (b)	11,359	97,014

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Magnachip Semiconductor Corp. (b)	2,932	$41,341
Protalix BioTherapeutics, Inc. (b)	26,016	97,804

		317,407

TOTAL COMMON STOCKS —
(Cost $785,128,875)		847,039,422

PREFERRED STOCKS — 0.0% (d)
GERMANY — 0.0% (d)
Jungheinrich AG (Cost $110,322)	1,826	128,754

RIGHTS — 0.0% (d)
FINLAND — 0.0% (d)
Citycon Oyj ( expiring 07/02/14 ) (a)(b)	422,743	2,481

FRANCE — 0.0% (d)
SOITEC ( expiring 07/11/14 ) (a)(b)	94,960	26,263

ITALY — 0.0% (d)
Banca Carige SpA ( expiring 07/04/14 ) (b)	50,867	16,581

SOUTH KOREA — 0.0% (d)
Jusung Engineering Co., Ltd. ( expiring 07/04/14 ) (b)	1,065	189

TOTAL RIGHTS —
(Cost $21,583)		45,514

WARRANTS — 0.0% (d)
ISRAEL — 0.0% (d)
Africa Israel Investments, Ltd. ( expiring 03/31/15 ) (b) (Cost $0)	3,032	309

SHORT TERM INVESTMENTS — 11.8%
UNITED STATES — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	96,425,877	96,425,877
State Street Institutional Liquid Reserves Fund 0.06% (i)(j)	4,015,309	4,015,309

TOTAL SHORT TERM INVESTMENTS —
(Cost $100,441,186)		100,441,186

TOTAL INVESTMENTS — 111.1%
(Cost $885,701,966)		947,655,185
OTHER ASSETS & LIABILITIES — (11.1)%		(94,367,154)

NET ASSETS — 100.0%		$853,288,031

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions
SDR = Swedish Depositary Receipt

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	5.6%
Metals & Mining	5.4
Machinery	5.2
Oil, Gas & Consumable Fuels	4.8
Banks	4.3
Construction & Engineering	4.0
Real Estate Management & Development	3.8
Capital Markets	3.5
Electronic Equipment, Instruments & Components	3.3
Hotels, Restaurants & Leisure	3.2
Chemicals	3.1
Media	3.1
Commercial Services & Supplies	3.0
Specialty Retail	3.0
Food Products	2.5
Software	2.4
Pharmaceuticals	1.9
Trading Companies & Distributors	1.9
Electrical Equipment	1.9
Auto Components	1.7
Semiconductors & Semiconductor Equipment	1.7
Energy Equipment & Services	1.6
Household Durables	1.6
Health Care Equipment & Supplies	1.5
Building Products	1.5
Textiles, Apparel & Luxury Goods	1.3
Beverages	1.3
Biotechnology	1.1
Road & Rail	1.1
Industrial Conglomerates	1.1
IT Services	1.0
Health Care Providers & Services	1.0
Professional Services	1.0
Internet Software & Services	0.9
Aerospace & Defense	0.9
Multiline Retail	0.9
Containers & Packaging	0.8
Marine	0.8
Construction Materials	0.7
Food & Staples Retailing	0.7
Paper & Forest Products	0.6
Communications Equipment	0.6
Air Freight & Logistics	0.6
Insurance	0.6
Transportation Infrastructure	0.6
Consumer Finance	0.6
Internet & Catalog Retail	0.5
Diversified Financial Services	0.5
Diversified Consumer Services	0.5
Wireless Telecommunication Services	0.5
Gas Utilities	0.4
Airlines	0.4
Independent Power and Renewable Electricity Producers	0.4
Distributors	0.4
Diversified Telecommunication Services	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Technology Hardware, Storage & Peripherals	0.2
Thrifts & Mortgage Finance	0.2
Household Products	0.2
Leisure Products	0.1
Personal Products	0.1
Electric Utilities	0.1
Health Care Technology	0.1
Automobiles	0.1
Water Utilities	0.0 ***
Commercial & Professional Services	0.0 ***
Short Term Investments	11.8
Other Assets & Liabilities	(11.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Amagerbanken A/S, which was Level 2 and part of the Banks Industry, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining Industry, TT Hellenic Postbank SA, which was Level 2 and part of the Banks Industry, Great Basin Gold, Ltd., which was Level 3 and part of the Metals & Mining Industry, Poseidon Concepts Corp., which was Level 2 and part of the Energy Equipment & Services Industry and Sequana, which was Level 2 and part of the Paper & Forest Products Industry, each representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 13.2%
Astro Japan Property Group	33,214,819	$3,097,587
BWP Trust (a)	5,485,196	12,839,466
CFS Retail Property Trust Group (a)	27,648,693	53,236,306
Charter Hall Retail REIT	3,441,069	12,601,674
Dexus Property Group	60,722,024	63,616,878
Goodman Group (a)	17,187,047	81,921,101
Investa Office Fund	6,852,516	21,990,349
Scentre Group (a)(b)	57,358,683	173,241,641
The GPT Group (a)	18,942,571	68,655,176
Westfield Corp.	21,364,987	144,182,255

		635,382,433

AUSTRIA — 1.6%
Atrium European Real Estate, Ltd. (b)	1,970,872	11,775,905
BUWOG AG (b)	574,426	11,097,170
CA Immobilien Anlagen AG (a)(b)	813,056	15,417,763
IMMOFINANZ AG (b)	11,804,079	41,696,820

		79,987,658

BELGIUM — 0.8%
Befimmo SA	206,401	15,732,007
Cofinimmo	177,837	22,159,623

		37,891,630

BRAZIL — 0.9%
BR Malls Participacoes SA	5,142,340	43,861,890

CANADA — 9.6%
Artis REIT	747,630	11,054,943
Boardwalk REIT	289,371	17,729,288
Brookfield Asset Management, Inc. (Class A) (a)	6,355,624	280,503,107
Calloway REIT	740,297	18,459,643
Canadian Apartment Properties REIT	611,995	13,134,493
Canadian REIT	380,976	16,449,407
Chartwell Retirement Residences	962,044	9,790,693
Crombie Real Estate Investment Trust	422,950	5,327,916
First Capital Realty, Inc.	1,080,050	18,880,469
H&R REIT	1,478,769	32,153,490
RioCan REIT	1,661,075	42,589,267

		466,072,716

CHINA — 2.4%
Hongkong Land Holdings, Ltd.	13,148,000	87,697,160
Kerry Properties, Ltd.	8,188,670	28,632,637

		116,329,797

FRANCE — 10.0%
Fonciere Des Regions	492,851	53,429,642
Gecina SA	292,356	42,629,746
Klepierre	1,092,374	55,659,655
Mercialys SA	620,967	14,470,356
Unibail-Rodamco SE	1,083,611	315,196,414

		481,385,813

HONG KONG — 7.5%
Champion REIT	29,658,174	13,776,078
Hang Lung Group, Ltd.	9,539,808	51,635,726
Hang Lung Properties, Ltd.	25,563,755	78,831,762
Hysan Development Co., Ltd.	7,808,846	36,573,975
Kerry Logistics Network, Ltd.	250	395
Prosperity REIT	13,826,000	4,317,085
The Link REIT	25,788,855	138,754,412
Wheelock & Co., Ltd.	9,040,545	37,735,280

		361,624,713

ITALY — 0.2%
Beni Stabili SpA (a)	9,318,928	8,548,539

JAPAN — 21.5%
Activia Properties, Inc.	2,578	22,674,083
Aeon Mall Co., Ltd.	1,266,740	33,373,763
Daibiru Corp.	645,200	6,598,166
Daiwa Office Investment Corp. (a)	2,631	12,518,059
Frontier Real Estate Investment Corp. (a)	5,127	27,885,860
Fukuoka REIT Corp.	6,624	11,638,833
Global One Real Estate Investment Co., Ltd.	2,062	6,073,746
Hankyu REIT, Inc. (a)	1,187	6,491,269
Heiwa Real Estate Co., Ltd.	405,100	6,514,070
Hulic Co., Ltd.	4,263,590	56,185,703
Japan Excellent, Inc.	13,679	18,174,753
Japan Prime Realty Investment Corp. (a)	8,345	29,943,315
Japan Real Estate Investment Corp.	13,993	81,495,188
Japan Retail Fund Investment Corp.	24,505	55,103,292
Kenedix Office Investment Corp.	3,639	19,792,597
Mitsui Fudosan Co., Ltd.	9,851,000	332,175,273
Mori Hills REIT Investment Corp.	13,456	19,498,947
Mori Trust Sogo REIT, Inc. (a)	10,830	18,270,046
Nippon Building Fund, Inc. (a)	15,781	92,220,048
Nomura Real Estate Office Fund, Inc.	4,201	19,842,836
NTT Urban Development Corp.	1,219,031	13,717,934
Orix JREIT, Inc.	20,478	28,704,171
Premier Investment Corp.	2,175	8,652,337
Tokyu Fudosan Holdings Corp.	5,774,000	45,539,963
Tokyu REIT, Inc. (a)	10,462	14,592,376
Top REIT, Inc.	1,805	8,071,319
United Urban Investment Corp.	27,807	44,878,777

		1,040,626,724

NETHERLANDS — 2.3%
Corio NV (a)	1,126,313	57,520,024
Eurocommercial Properties NV	419,204	20,673,797
VastNed Retail NV (a)	213,759	10,884,330
Wereldhave NV	241,859	22,484,496

		111,562,647

NEW ZEALAND — 0.8%
Argosy Property, Ltd.	8,639,062	7,374,834
Goodman Property Trust	11,166,039	10,314,131
Kiwi Income Property Trust	10,855,042	11,072,316
Precinct Properties	9,538,722	8,978,002

		37,739,283

PHILIPPINES — 1.5%
Ayala Land, Inc.	63,117,300	44,102,581
SM Prime Holdings, Inc.	80,413,000	29,217,644

		73,320,225

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 7.7%
Ascendas REIT	22,713,831	$41,905,756
Cambridge Industrial Trust (a)	12,662,205	7,871,663
CapitaCommercial Trust (a)	25,119,676	34,254,562
CapitaLand, Ltd. (a)	28,078,999	72,075,400
CapitaMall Trust	29,008,168	45,956,068
Frasers Commercial Trust	5,531,303	6,012,045
Global Logistic Properties, Ltd.	34,047,000	73,739,141
Guocoland, Ltd. (a)	3,804,666	6,470,053
Keppel REIT	7,752,000	7,959,379
Mapletree Logistics Trust	16,397,685	15,323,710
Starhill Global REIT	15,499,482	10,257,147
Suntec REIT (a)	27,735,351	40,268,708
United Industrial Corp., Ltd. (a)	2,925,246	7,837,261

		369,930,893

SOUTH AFRICA — 1.6%
Capital Property Fund (b)	18,098,627	18,202,825
Fountainhead Property Trust	13,203,497	9,581,107
Growthpoint Properties, Ltd.	17,534,996	40,760,470
SA Corporate Real Estate Fund	15,436,590	5,949,009
Sycom Property Fund	1,606,757	3,901,072

		78,394,483

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	35,998	0

SWEDEN — 2.3%
Castellum AB	1,912,620	33,901,811
Fabege AB	1,568,330	22,180,679
Great Portland Estates PLC	3,825,204	42,120,954
Kungsleden AB	1,534,428	11,533,429

		109,736,873

SWITZERLAND — 2.0%
PSP Swiss Property AG (b)	428,527	40,349,577
Swiss Prime Site AG (b)	676,199	56,044,910

		96,394,487

THAILAND — 0.5%
Central Pattana PCL NVDR	15,163,937	22,894,251

UNITED KINGDOM — 13.2%
Big Yellow Group PLC	1,417,430	12,021,012
British Land Co. PLC	11,420,259	137,176,594
Capital & Counties Properties PLC	8,175,190	45,527,452
Derwent London PLC	952,639	43,637,394
Grainger PLC	4,697,346	16,882,742
Hammerson PLC	7,966,292	79,002,703
Intu Properties PLC	10,068,494	53,643,820
Land Securities Group PLC	8,719,060	154,449,731
Segro PLC	8,292,986	48,948,507
Shaftesbury PLC	3,089,566	34,654,453
Workspace Group PLC	1,183,233	11,531,953

		637,476,361

TOTAL COMMON STOCKS —
(Cost $3,977,620,645)		4,809,161,416

SHORT TERM INVESTMENTS — 7.1%
UNITED STATES — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	281,615,761	281,615,761
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	62,694,269	62,694,269

TOTAL SHORT TERM INVESTMENTS —
(Cost $344,310,030)		344,310,030

TOTAL INVESTMENTS — 106.7%
(Cost $4,321,930,675)		5,153,471,446
OTHER ASSETS & LIABILITIES — (6.7)%		(324,042,829)

NET ASSETS — 100.0%		$4,829,428,617

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	62.3%
Real Estate Management & Development	37.3
Air Freight & Logistics	0.0 ***
Short Term Investments	7.1
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 7.4%
Macquarie Atlas Roads Group (a)	227,448	$701,993
Qube Holdings Ltd. (a)	358,027	770,467
Sydney Airport	649,915	2,588,643
Transurban Group (a)	916,688	6,393,948

		10,455,051

BRAZIL — 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	27,668	296,601
Companhia Energetica de Minas Gerais ADR (a)	57,584	460,096
Ultrapar Participacoes SA ADR	53,769	1,268,949

		2,025,646

CANADA — 9.9%
AltaGas, Ltd. (a)	15,363	707,897
Enbridge, Inc.	104,901	4,986,281
Gibson Energy, Inc. (a)	15,490	495,029
Pembina Pipeline Corp. (a)	40,255	1,735,068
Teekay Corp. (a)	4,772	297,057
TransCanada Corp. (a)	89,159	4,263,125
Veresen, Inc. (a)	25,165	442,983
Westshore Terminals Investment Corp. (a)	38,944	1,192,286

		14,119,726

CHILE — 0.6%
Empresa Nacional de Electricidad SA ADR	8,684	392,517
Enersis SA ADR	30,670	516,789

		909,306

CHINA — 0.4%
China Longyuan Power Group Corp. (Class H)	234,000	253,916
Huaneng Power International Inc, ADR (b)	6,692	302,746

		556,662

FRANCE — 7.6%
Aeroports de Paris	22,366	2,946,489
GDF Suez	120,553	3,318,434
Groupe Eurotunnel SA	336,314	4,548,007

		10,812,930

GERMANY — 4.8%
E.ON AG	160,971	3,323,534
Fraport AG Frankfurt Airport Services Worldwide (a)	21,448	1,515,262
Hamburger Hafen und Logistik AG	14,178	376,492
RWE AG	38,688	1,661,394

		6,876,682

HONG KONG — 3.8%
Beijing Enterprises Water Group, Ltd.	310,000	207,191
China Gas Holdings, Ltd.	198,000	410,799
China Merchants Holdings International Co., Ltd.	686,909	2,144,832
China Resources and Transportation Group, Ltd. (b)	8,381,504	351,466
China Resources Gas Group, Ltd. (a)	62,000	195,191
China Resources Power Holdings Co., Ltd.	142,000	403,079
COSCO Pacific, Ltd.	1,007,414	1,396,018
Hopewell Highway Infrastructure, Ltd.	600,000	301,148

		5,409,724

ITALY — 7.3%
Ansaldo STS SpA	63,637	679,603
Atlantia SpA	220,442	6,283,855
Enel SpA (a)	505,265	2,942,848
Societa Iniziative Autostradali e Servizi SpA	36,763	472,134

		10,378,440

JAPAN — 3.3%
Japan Airport Terminal Co., Ltd.	43,700	1,296,269
Kamigumi Co., Ltd.	155,000	1,425,991
Mitsubishi Logistics Corp. (a)	99,000	1,482,483
The Sumitomo Warehouse Co., Ltd.	92,000	524,910

		4,729,653

MEXICO — 2.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR (a)	24,378	1,648,440
Grupo Aeroportuario del Sureste SAB de CV, ADR	12,425	1,578,224

		3,226,664

NETHERLANDS — 0.3%
Koninklijke Vopak NV (a)	8,204	401,001

NEW ZEALAND — 1.3%
Auckland International Airport, Ltd.	548,418	1,872,653

SINGAPORE — 2.8%
Hutchison Port Holdings Trust (a)	3,326,000	2,394,720
SATS Ltd. (a)	382,000	962,162
SIA Engineering Co., Ltd.	150,029	607,746

		3,964,628

SPAIN — 6.1%
Abertis Infraestructuras SA	229,334	5,276,647
Iberdrola SA	436,718	3,338,258

		8,614,905

SWITZERLAND — 1.0%
Flughafen Zuerich AG	2,239	1,376,021

UNITED KINGDOM — 7.2%
BBA Aviation PLC	286,897	1,515,801
Centrica PLC	422,804	2,259,882
National Grid PLC	309,031	4,438,529
SSE PLC	77,653	2,080,583

		10,294,795

UNITED STATES — 31.9%
American Electric Power Co., Inc. (a)	39,025	2,176,424
Cheniere Energy, Inc. (b)	27,687	1,985,158
Consolidated Edison, Inc. (a)	23,195	1,339,279
Dominion Resources, Inc.	46,582	3,331,545
Duke Energy Corp. (a)	56,310	4,177,639
Edison International (a)	26,911	1,563,798
Exelon Corp. (a)	71,044	2,591,685
Kinder Morgan, Inc.	82,829	3,003,380
NextEra Energy, Inc.	35,082	3,595,203
ONEOK, Inc. (a)	25,937	1,765,791

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

PG&E Corp. (a)	36,528	$1,754,075
PPL Corp.	50,679	1,800,625
Public Service Enterprise Group, Inc. (a)	41,132	1,677,774
SemGroup Corp.(Class A)	5,277	416,091
Sempra Energy	18,148	1,900,277
Spectra Energy Corp. (a)	84,045	3,570,232
The Southern Co. (a)	71,080	3,225,610
The Williams Cos., Inc.	85,031	4,949,655
Wesco Aircraft Holdings, Inc. (b)	25,355	506,086

		45,330,327

TOTAL COMMON STOCKS —
(Cost $128,521,127)		141,354,814

SHORT TERM INVESTMENTS — 23.0%
UNITED STATES — 23.0%
MONEY MARKET FUNDS — 23.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	30,359,756	30,359,756
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	2,345,401	2,345,401

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,705,157)		32,705,157

TOTAL INVESTMENTS — 122.4%
(Cost $161,226,284)		174,059,971
OTHER ASSETS & LIABILITIES — (22.4)%		(31,889,838)

NET ASSETS — 100.0%		$142,170,133

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Transportation Infrastructure	38.9%
Oil, Gas & Consumable Fuels	21.4
Electric Utilities	19.9
Multi-Utilities	17.5
Independent Power and Renewable Electricity Producers	1.0
Gas Utilities	0.4
Water Utilities	0.3
Short Term Investments	23.0
Other Assets & Liabilities	(22.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 9.3%
Amcor, Ltd.	892,467	$8,785,765
BHP Billiton, Ltd.	872,730	29,571,782
Fortescue Metals Group, Ltd. (a)	674,823	2,770,654
Newcrest Mining, Ltd. (b)	299,234	2,971,186
Orora, Ltd.	906,006	1,218,566
Rio Tinto, Ltd.	171,071	9,576,514
Woodside Petroleum, Ltd.	71,497	2,771,505

		57,665,972

BRAZIL — 2.1%
Fibria Celulose SA ADR (a)(b)	163,423	1,588,472
Gerdau SA ADR	354,562	2,088,370
Petroleo Brasileiro SA ADR	168,588	2,466,442
Vale SA ADR (a)	511,236	6,763,652

		12,906,936

CANADA — 13.4%
Agrium, Inc. (a)	106,293	9,754,627
Barrick Gold Corp.	457,158	8,365,991
Canadian Natural Resources, Ltd.	123,472	5,683,549
First Quantum Minerals, Ltd.	231,835	4,966,882
Goldcorp, Inc.	318,897	8,915,883
Imperial Oil, Ltd. (a)	29,180	1,540,432
Kinross Gold Corp. (b)	453,558	1,882,107
Potash Corp. of Saskatchewan, Inc. (a)	630,782	23,944,485
Silver Wheaton Corp.	140,137	3,694,360
Suncor Energy, Inc.	166,795	7,124,980
Teck Resources, Ltd. (Class B) (a)	183,095	4,187,386
Yamana Gold, Inc. (a)	298,749	2,462,579

		82,523,261

CHILE — 0.3%
Sociedad Quimica y Minera de Chile SA ADR	69,297	2,031,095

CHINA — 0.5%
PetroChina Co., Ltd. (Class H)	2,388,000	3,016,447

COLOMBIA — 0.2%
Ecopetrol SA ADR (a)	28,283	1,019,602

FINLAND — 1.7%
Stora Enso Oyj	420,923	4,097,542
UPM-Kymmene Oyj (a)	388,276	6,634,470

		10,732,012

FRANCE — 3.1%
Total SA	268,421	19,397,109

GERMANY — 1.5%
K+S AG	127,314	4,186,103
ThyssenKrupp AG (b)	166,535	4,854,363

		9,040,466

HONG KONG — 0.5%
CNOOC, Ltd.	1,821,000	3,270,603

INDIA — 0.5%
Reliance Industries, Ltd. GDR (c)	89,598	3,014,973

ISRAEL — 0.4%
Israel Chemicals, Ltd.	320,220	2,745,743

ITALY — 1.4%
ENI SpA	304,980	8,342,918

JAPAN — 3.2%
JFE Holdings, Inc.	226,700	4,679,233
Nippon Steel & Sumitomo Metal Corp.	3,731,000	11,932,718
OJI Paper Co., Ltd.	738,000	3,037,817

		19,649,768

LUXEMBOURG — 0.9%
ArcelorMittal	379,054	5,620,574

NETHERLANDS — 0.4%
Nutreco NV	52,233	2,308,141

NORWAY — 1.7%
Statoil ASA (a)	119,231	3,660,695
Yara International ASA	131,802	6,600,517

		10,261,212

PERU — 0.4%
Southern Copper Corp. (a)	77,162	2,343,410

RUSSIA — 3.4%
Gazprom OAO ADR (b)	670,959	5,847,408
Lukoil OAO ADR (d)	3,605	215,651
Lukoil OAO ADR (d)	55,182	3,294,917
MMC Norilsk Nickel OJSC ADR	223,484	4,427,218
Novolipetsk Steel OJSC GDR	33,279	467,570
Polyus Gold International, Ltd. (b)	264,589	846,001
Rosneft Oil Co. GDR (b)	121,443	888,356
Surgutneftegas OJSC ADR (b)	110,533	854,420
Uralkali OJSC GDR	199,302	4,593,911

		21,435,452

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd.	4,959,000	2,207,713
Wilmar International, Ltd.	1,845,000	4,721,092

		6,928,805

SOUTH AFRICA — 0.5%
Sasol, Ltd. ADR	57,397	3,393,311

SOUTH KOREA — 1.5%
POSCO ADR	121,843	9,069,993

SPAIN — 0.4%
Repsol YPF SA	94,141	2,482,483

SWITZERLAND — 4.2%
Syngenta AG	68,908	25,665,666

UNITED KINGDOM — 14.7%
Anglo American PLC	545,864	13,346,833
Antofagasta PLC	152,501	1,989,551
BG Group PLC	385,763	8,146,016
BP PLC	2,122,161	18,683,531
Fresnillo PLC (a)	67,225	1,002,317
Glencore PLC	4,343,806	24,179,419
Mondi PLC	271,472	4,929,550
Royal Dutch Shell PLC (Class A)	442,235	18,287,609

		90,564,826

UNITED STATES — 32.2%
Alcoa, Inc.	459,639	6,844,025
Anadarko Petroleum Corp.	39,826	4,359,752
Apache Corp.	31,165	3,135,822
Archer-Daniels-Midland Co.	250,476	11,048,496
Bunge, Ltd.	56,109	4,244,085
CF Industries Holdings, Inc.	19,776	4,756,721

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Chevron Corp.	150,964	$19,708,350
ConocoPhillips	96,894	8,306,723
Devon Energy Corp.	30,585	2,428,449
EOG Resources, Inc.	43,191	5,047,300
Exxon Mobil Corp.	293,096	29,508,905
Freeport-McMoRan Copper & Gold, Inc.	407,771	14,883,642
International Paper Co.	166,919	8,424,402
MeadWestvaco Corp. (a)	66,308	2,934,792
Monsanto Co.	199,788	24,921,555
Newmont Mining Corp.	195,352	4,969,755
Nucor Corp. (a)	124,903	6,151,473
Occidental Petroleum Corp.	62,767	6,441,777
Packaging Corp. of America	37,719	2,696,531
Phillips 66	46,401	3,732,033
Plum Creek Timber Co., Inc. (a)	67,305	3,035,456
Rayonier Advanced Materials, Inc. (b)	16,206	627,983
Rayonier, Inc.	48,828	1,735,835
Rock-Tenn Co. (Class A)	27,420	2,895,278
Sealed Air Corp.	73,566	2,513,750
The Mosaic Co.	128,930	6,375,589
Weyerhaeuser Co.	222,338	7,357,164

		199,085,643

TOTAL COMMON STOCKS —
(Cost $582,712,146)		614,516,421

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 7/10/14) (a)(b) (Cost $60,887)	92,500	62,943

SHORT TERM INVESTMENTS — 8.9%
UNITED STATES — 8.9%
MONEY MARKET FUNDS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	45,646,378	45,646,378
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	9,211,509	9,211,509

TOTAL SHORT TERM INVESTMENTS —
(Cost $54,857,887)		54,857,887

TOTAL INVESTMENTS — 108.4%
(Cost $637,630,920)		669,437,251
OTHER ASSETS & LIABILITIES — (8.4)%		(51,620,639)

NET ASSETS — 100.0%		$617,816,612

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	33.4%
Oil, Gas & Consumable Fuels	33.2
Chemicals	18.8
Paper & Forest Products	5.9
Food Products	4.0
Containers & Packaging	3.4
Real Estate Investment Trusts	0.8
Short Term Investments	8.9
Other Assets & Liabilities	(8.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.1%
Alumina, Ltd. (a)	286,808	$365,450
Amcor, Ltd.	146,753	1,444,689
AMP, Ltd.	99,979	500,136
Australia & New Zealand Banking Group, Ltd.	91,635	2,883,568
BHP Billiton, Ltd.	130,089	4,407,965
Boral, Ltd.	189,071	936,887
Brambles, Ltd.	70,867	614,699
CFS Retail Property Trust Group (b)	218,030	419,807
Coca-Cola Amatil, Ltd.	99,326	886,864
Commonwealth Bank of Australia	51,553	3,935,485
CSL, Ltd.	25,753	1,617,629
Fortescue Metals Group, Ltd. (b)	79,828	327,754
Iluka Resources, Ltd. (b)	15,751	120,865
Insurance Australia Group, Ltd.	106,936	589,441
Lend Lease Group	91,193	1,128,411
Macquarie Group, Ltd.	25,150	1,415,487
National Australia Bank, Ltd.	56,115	1,736,165
Newcrest Mining, Ltd. (a)	23,233	230,688
Origin Energy, Ltd.	79,199	1,092,874
Qantas Airways, Ltd. (a)	28,753	34,195
QBE Insurance Group, Ltd.	34,117	350,029
Rio Tinto, Ltd.	12,489	699,131
Santos, Ltd.	69,462	934,910
Scentre Group (a)	68,500	206,892
Sonic Healthcare, Ltd.	34,162	558,785
Suncorp Group, Ltd.	104,894	1,340,517
Sydney Airport	27,402	109,144
Toll Holdings, Ltd. (b)	19,156	92,210
Transurban Group (b)	53,580	373,723
Wesfarmers, Ltd.	35,807	1,414,044
Westfield Corp.	54,976	371,007
Westpac Banking Corp.	97,691	3,123,929
Woodside Petroleum, Ltd.	24,646	955,376
Woolworths, Ltd.	44,835	1,490,424

		36,709,180

AUSTRIA — 0.3%
Erste Group Bank AG	19,760	639,025
OMV AG	9,236	417,301
Raiffeisen Bank International AG	18,373	586,498
Telekom Austria AG	18,871	184,478

		1,827,302

BELGIUM — 0.9%
Ageas	14,862	582,237
Anheuser-Busch InBev NV	33,863	2,891,206
Delhaize Group (b)	4,172	282,235
KBC Groep NV (a)	11,962	651,017
Solvay SA	3,694	635,745
UCB SA (b)	6,198	524,689

		5,567,129

BRAZIL — 1.9%
AMBEV SA ADR	237,243	1,670,191
Banco Bradesco SA Preference Shares ADR	90,050	1,307,526
Companhia Energetica de Minas Gerais ADR (b)	113,534	907,137
Companhia Siderurgica Nacional SA ADR (b)	58,340	248,528
Gerdau SA ADR (b)	86,952	512,147
Itau Unibanco Holding SA Preference Shares ADR	142,935	2,055,405
Petroleo Brasileiro SA ADR	152,298	2,381,941
Tim Participacoes SA ADR	9,474	275,030
Vale SA ADR (b)	19,434	257,112
Vale SA Preference Shares ADR	128,051	1,523,807

		11,138,824

CANADA — 7.6%
Agnico-Eagle Mines, Ltd.	5,204	199,630
Agrium, Inc. (b)	6,845	628,173
Bank of Montreal	22,167	1,635,340
Bank of Nova Scotia	34,756	2,321,309
Barrick Gold Corp.	37,433	686,702
BlackBerry, Ltd. (a)(b)	19,053	195,691
Brookfield Asset Management, Inc. (Class A)	23,062	1,017,833
Cameco Corp. (b)	15,439	303,373
Canadian Imperial Bank of Commerce (b)	13,724	1,251,092
Canadian National Railway Co.	39,631	2,582,163
Canadian Natural Resources, Ltd.	43,043	1,981,316
Canadian Pacific Railway, Ltd. (b)	9,224	1,674,028
Canadian Tire Corp., Ltd. (Class A)	6,845	657,863
Cenovus Energy, Inc. (b)	29,965	973,092
Eldorado Gold Corp.	19,761	151,387
Enbridge, Inc.	37,157	1,766,191
EnCana Corp.	30,123	714,932
Enerplus Corp. (b)	12,113	305,796
First Quantum Minerals, Ltd.	14,059	301,203
Gildan Activewear, Inc.	16,153	953,423
Goldcorp, Inc.	27,624	772,326
Husky Energy, Inc. (b)	15,607	504,922
IGM Financial, Inc. (b)	13,022	624,479
Imperial Oil, Ltd. (b)	17,515	924,629
Kinross Gold Corp. (a)	34,702	144,001
Loblaw Cos., Ltd.	15,602	697,524
Manulife Financial Corp.	54,865	1,092,510
National Bank of Canada (b)	23,772	1,010,112
New Gold, Inc. (a)	19,604	124,601
Onex Corp.	21,760	1,348,726
Penn West Petroleum, Ltd. (b)	16,598	162,373
Potash Corp. of Saskatchewan, Inc. (b)	37,390	1,424,481
Rogers Communications, Inc. (Class B) (b)	18,580	749,026
Royal Bank of Canada	43,888	3,143,009
Shaw Communications, Inc. (Class B) (b)	19,917	511,598
Silver Wheaton Corp.	12,475	328,872
SNC-Lavalin Group, Inc. (b)	16,407	864,442
Sun Life Financial, Inc.	22,154	815,735
Suncor Energy, Inc.	43,645	1,864,383
Talisman Energy, Inc.	48,781	516,594
Teck Resources, Ltd. (Class B)	27,812	636,061
TELUS Corp.	20,185	753,657
The Toronto-Dominion Bank	55,420	2,858,020
Thomson Reuters Corp. (b)	21,881	798,082
TransAlta Corp. (b)	23,797	292,226
TransCanada Corp. (b)	23,420	1,119,824

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Valeant Pharmaceuticals International, Inc. (a)	8,001	$1,013,618
Yamana Gold, Inc. (b)	23,619	194,691

		45,591,059

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	19,445	878,914
Enersis SA ADR	59,956	1,010,259
Sociedad Quimica y Minera de Chile SA ADR	4,561	133,683

		2,022,856

CHINA — 2.4%
Agricultural Bank of China, Ltd. (Class H)	922,000	406,851
Bank of China, Ltd. (Class H)	2,753,436	1,232,773
Bank of Communications Co., Ltd. (Class H) (a)	549,710	379,460
China Construction Bank Corp. (a)	2,024,720	1,530,881
China COSCO Holdings Co., Ltd. (a)(b)	394,295	153,641
China Life Insurance Co., Ltd. (Class H)	320,000	838,156
China Merchants Bank Co., Ltd. (Class H) (a)	232,014	457,421
China Petroleum & Chemical Corp. (Class H)	1,065,800	1,016,246
China Shenhua Energy Co., Ltd. (Class H) (a)	78,500	226,880
China Telecom Corp., Ltd. (Class H)	946,000	462,604
Hengan International Group Co., Ltd.	40,000	421,142
Huaneng Power International, Inc. (Class H) (a)	648,000	731,580
Industrial & Commercial Bank of China (Class H)	2,186,045	1,382,082
PetroChina Co., Ltd. (Class H)	806,000	1,018,114
PICC Property & Casualty Co., Ltd. (Class H)	182,964	277,148
Ping An Insurance Group Co. of China, Ltd. (Class H)	80,000	619,327
Tencent Holdings, Ltd.	170,000	2,592,657
Tingyi Cayman Islands Holding Corp.	158,000	442,380
Wumart Stores, Inc. (b)	117,000	91,029
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	156,000	117,951
Zijin Mining Group Co., Ltd. (Class H) (b)	798,000	181,215

		14,579,538

COLOMBIA — 0.1%
BanColombia SA ADR	10,265	593,317

DENMARK — 1.1%
AP Moeller — Maersk A/S (Class B)	400	993,903
Danske Bank A/S	26,998	763,056
DSV A/S	20,750	676,398
Novo Nordisk A/S (Class B)	97,536	4,488,820

		6,922,177

FINLAND — 1.0%
Elisa Oyj	13,264	405,704
Fortum Oyj	19,770	530,806
Kone Oyj (Class B) (b)	30,360	1,266,974
Metso Oyj (b)	10,485	397,218
Neste Oil Oyj	12,697	247,723
Nokia Oyj (b)	84,356	638,693
Sampo Oyj (Class A)	21,111	1,068,008
Stora Enso Oyj	53,836	524,075
UPM-Kymmene Oyj	33,976	580,548
Wartsila Oyj Abp	9,543	473,243

		6,132,992

FRANCE — 6.6%
Accor SA	9,650	501,935
Air Liquide SA	13,648	1,842,456
Alstom SA	8,496	309,710
AXA SA	54,001	1,290,544
BNP Paribas	34,262	2,324,147
Bouygues SA	9,621	400,315
Cap Gemini SA	6,256	446,258
Carrefour SA	24,736	912,385
Credit Agricole SA (b)	31,431	443,248
Danone	21,061	1,564,047
Essilor International SA	12,914	1,369,409
GDF Suez	37,384	1,029,061
Kering	5,302	1,162,566
L’Oreal SA	10,430	1,797,168
Lagardere SCA	7,220	235,121
LVMH Moet Hennessy Louis Vuitton SA	8,488	1,636,286
Orange SA	71,234	1,124,034
Pernod Ricard SA	7,410	889,752
Publicis Groupe SA	9,633	816,928
Renault SA	16,903	1,528,116
Sanofi	37,387	3,971,198
Schneider Electric SE	19,409	1,826,951
Societe Generale SA	23,040	1,206,762
Sodexo	5,628	605,273
Technip SA	5,868	641,850
Total SA	77,360	5,590,324
Unibail-Rodamco SE	2,812	817,943
Vallourec SA (b)	4,215	188,740
Veolia Environnement SA (b)	17,104	325,861
Vinci SA	20,300	1,517,539
Vivendi SA (a)	49,389	1,208,387

		39,524,314

GERMANY — 6.6%
adidas AG	12,128	1,228,276
Allianz SE	16,177	2,695,502
BASF SE	33,706	3,924,014
Bayer AG	26,462	3,737,172
Bayerische Motoren Werke AG	10,477	1,328,596
Commerzbank AG (a)	23,826	374,493
Daimler AG	33,931	3,177,634
Deutsche Bank AG	36,750	1,292,877
Deutsche Boerse AG	10,262	796,367
Deutsche Lufthansa AG	14,843	318,654
Deutsche Post AG	39,622	1,432,702
Deutsche Telekom AG	107,718	1,887,771
E.ON AG	68,827	1,421,056
Fresenius Medical Care AG & Co. KGaA	11,150	749,409
Linde AG	5,073	1,078,667

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

MAN SE	5,784	$714,705
Merck KGaA	8,194	711,161
Metro AG (a)	7,300	318,134
Muenchener Rueckversicherungs- Gesellschaft AG	8,148	1,806,130
OSRAM Licht AG (a)	2,994	150,995
RWE AG	17,752	762,331
SAP AG	34,108	2,633,822
Siemens AG	30,857	4,074,807
ThyssenKrupp AG (a)	14,542	423,888
Volkswagen AG	4,598	1,188,563
Volkswagen AG Preference Shares	4,553	1,195,632

		39,423,358

HONG KONG — 3.6%
AIA Group, Ltd.	385,400	1,936,858
Bank of East Asia, Ltd.	292,854	1,214,817
Belle International Holdings, Ltd.	237,000	262,982
Cheung Kong Holdings, Ltd.	80,000	1,419,291
China Mengniu Dairy Co., Ltd.	101,000	467,185
China Merchants Holdings International Co., Ltd.	163,588	510,794
China Mobile, Ltd.	242,000	2,348,075
China Overseas Land & Investment, Ltd. (b)	162,000	392,963
China Resources Enterprise, Ltd. (b)	158,000	438,303
China Unicom (Hong Kong), Ltd.	316,000	488,453
Citic Pacific, Ltd. (b)	162,000	283,853
CNOOC, Ltd.	726,217	1,304,320
COSCO Pacific, Ltd.	341,752	473,581
Esprit Holdings, Ltd.	6	8
Hang Lung Properties, Ltd.	162,000	499,565
Henderson Land Development Co., Ltd.	95,598	559,377
Hong Kong & China Gas Co., Ltd.	689,866	1,509,626
Hong Kong Exchanges and Clearing, Ltd. (b)	66,775	1,244,974
Hutchison Whampoa, Ltd.	80,000	1,094,144
Li & Fung, Ltd. (b)	324,000	479,916
New World Development Co., Ltd.	509,109	579,373
Sands China, Ltd.	96,800	731,275
Shangri-La Asia, Ltd.	160,333	251,143
Sun Hung Kai Properties, Ltd.	84,859	1,163,884
Swire Pacific, Ltd.	80,000	984,730
The Link REIT	204,973	1,102,837

		21,742,327

HUNGARY — 0.0% (c)
MOL Hungarian Oil and Gas NyRt	4,986	266,879

INDIA — 1.7%
Dr. Reddy’s Laboratories, Ltd. ADR (b)	32,262	1,392,105
HDFC Bank, Ltd. ADR	48,526	2,271,988
ICICI Bank, Ltd. ADR (b)	35,538	1,773,346
Infosys, Ltd. (b)	22,461	1,207,728
Mahindra & Mahindra, Ltd. GDR	14,041	270,430
Reliance Industries, Ltd. GDR (d)	40,131	1,350,408
Tata Motors, Ltd. ADR (b)	44,666	1,744,654

		10,010,659

INDONESIA — 0.7%
Astra Agro Lestari Tbk PT	113,900	270,699
Astra International Tbk PT	1,655,600	1,015,984
Bank Central Asia Tbk PT	282,500	262,126
Bank Mandiri Tbk PT	326,400	267,755
Bank Rakyat Indonesia Persero Tbk PT	1,535,200	1,337,068
Bumi Resources Tbk PT (a)	1,013,400	14,532
Charoen Pokphand Indonesia Tbk PT	830,000	263,948
Gudang Garam Tbk PT	38,500	173,745
Telekomunikasi Indonesia Persero Tbk PT	2,220,600	461,727

		4,067,584

IRELAND — 0.3%
CRH PLC	13,000	333,552
James Hardie Industries PLC	99,701	1,302,383

		1,635,935

ISRAEL — 0.6%
Bank Hapoalim BM	157,171	909,449
Bank Leumi Le-Israel BM (a)	143,515	560,456
Teva Pharmaceutical Industries, Ltd. ADR	37,269	1,953,641

		3,423,546

ITALY — 1.7%
Assicurazioni Generali SpA	37,593	824,042
Atlantia SpA	28,034	799,129
Banca Monte dei Paschi di Siena SpA (a)(b)	104,026	201,535
Enel SpA	214,636	1,250,118
ENI SpA	73,975	2,023,632
Fiat SpA (a)	58,230	574,822
Finmeccanica SpA (a)	17,834	169,579
Intesa Sanpaolo SpA	387,200	1,195,985
Mediobanca SpA (a)	25,711	256,272
Pirelli & C. SpA	33,354	535,213
Saipem SpA (a)	15,855	427,645
Telecom Italia SpA (a)	529,594	670,712
UBI Banca ScPA (b)	37,838	327,413
UniCredit SpA	80,483	673,832

		9,929,929

JAPAN — 14.6%
Aeon Co., Ltd.	23,800	292,728
Aisin Seiki Co., Ltd.	15,900	632,516
Asahi Breweries, Ltd.	24,200	759,647
Asahi Glass Co., Ltd. (b)	79,000	465,555
Asahi Kasei Corp.	81,000	619,663
Astellas Pharma, Inc.	121,000	1,589,764
Bridgestone Corp.	24,200	846,839
Canon, Inc. (b)	32,000	1,041,133
Central Japan Railway Co.	8,100	1,155,372
Chubu Electric Power Co., Inc. (a)	32,200	400,176
Chuo Mitsui Trust Holdings, Inc.	80,000	365,629
Credit Saison Co., Ltd.	23,700	493,160
Daiichi Sankyo Co., Ltd.	32,300	602,606
Daikin Industries, Ltd.	24,200	1,526,937
Daiwa Securities Group, Inc.	79,000	683,905
DeNA Co., Ltd. (b)	8,300	112,245
Denso Corp.	16,200	773,180
East Japan Railway Co.	16,100	1,268,071
Eisai Co., Ltd.	8,100	339,336
Electric Power Development Co., Ltd.	8,100	263,057
FANUC Corp.	8,000	1,379,596

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

FUJIFILM Holdings Corp.	23,900	$666,477
Fujitsu, Ltd.	81,000	606,870
Hitachi, Ltd.	161,000	1,179,231
Honda Motor Co., Ltd.	56,500	1,972,662
Hoya Corp.	16,200	538,268
Inpex Corp.	31,600	480,371
ITOCHU Corp.	80,700	1,036,382
Japan Real Estate Investment Corp.	162	943,487
Japan Retail Fund Investment Corp.	324	728,564
Japan Tobacco, Inc.	32,300	1,177,473
JFE Holdings, Inc.	23,900	493,311
JSR Corp.	16,200	277,929
JX Holdings, Inc.	145,408	777,959
Kajima Corp.	81,000	358,205
Kamigumi Co., Ltd.	80,000	735,995
KDDI Corp.	16,200	988,103
Keikyu Corp.	80,423	722,422
Kintetsu Corp.	161,000	586,437
Kobe Steel, Ltd.	162,000	243,068
Komatsu, Ltd.	40,300	935,646
Konica Minolta Holdings, Inc.	40,500	400,183
Kubota Corp.	80,000	1,134,001
Kyocera Corp.	16,000	759,370
LIXIL Group Corp.	15,900	429,106
Makita Corp.	7,900	488,169
Marubeni Corp.	80,000	585,164
Marui Group Co., Ltd.	48,500	465,826
Mitsubishi Chemical Holdings Corp.	81,000	359,005
Mitsubishi Corp.	56,500	1,175,120
Mitsubishi Electric Corp.	80,000	987,118
Mitsubishi Estate Co., Ltd.	80,618	1,990,283
Mitsubishi Heavy Industries, Ltd.	161,000	1,004,412
Mitsubishi UFJ Financial Group, Inc.	334,000	2,047,421
Mitsui & Co., Ltd.	80,700	1,293,685
Mitsui Chemicals, Inc.	81,000	221,480
Mitsui Fudosan Co., Ltd.	21,000	708,119
Mizuho Financial Group, Inc.	463,600	951,866
MS&AD Insurance Group Holdings, Inc.	24,200	584,546
Murata Manufacturing Co., Ltd.	8,100	758,068
NEC Corp.	74,000	235,941
Nidec Corp. (b)	16,400	1,006,292
Nippon Steel & Sumitomo Metal Corp.	323,000	1,033,039
Nippon Telegraph & Telephone Corp.	16,100	1,004,095
Nippon Yusen K.K. (b)	81,000	233,473
Nissan Motor Co., Ltd.	80,700	765,537
Nitto Denko Corp.	8,000	374,868
NKSJ Holdings, Inc.	24,100	648,979
Nomura Holdings, Inc.	88,300	624,955
NTT Data Corp.	8,100	311,031
NTT DoCoMo, Inc.	64,600	1,104,459
Obayashi Corp.	81,000	578,086
ORIX Corp.	88,800	1,471,746
Osaka Gas Co., Ltd.	161,000	677,025
Panasonic Corp.	82,200	1,001,281
Resona Holdings, Inc.	24,200	140,941
Rohm Co., Ltd.	7,900	453,077
Secom Co., Ltd.	8,100	494,931
Seven & I Holdings Co., Ltd.	32,300	1,360,805
Sharp Corp. (a)(b)	79,000	253,443
Shin-Etsu Chemical Co., Ltd.	16,100	978,666
Softbank Corp.	32,300	2,405,004
Sony Corp. (b)	40,100	665,793
Sumitomo Chemical Co., Ltd.	81,000	306,234
Sumitomo Corp.	40,400	545,553
Sumitomo Electric Industries, Ltd.	32,300	454,346
Sumitomo Mitsui Financial Group, Inc.	24,200	1,013,818
T&D Holdings, Inc.	15,900	216,123
Takeda Pharmaceutical Co., Ltd.	32,300	1,498,225
TDK Corp.	8,100	379,794
Teijin, Ltd.	161,000	403,672
Terumo Corp.	32,200	719,935
The Bank of Yokohama, Ltd.	81,000	466,147
The Chiba Bank, Ltd.	81,000	571,689
The Joyo Bank, Ltd.	81,000	431,765
The Kansai Electric Power Co., Inc. (a)	39,900	376,136
The Shizuoka Bank, Ltd.	80,000	864,715
The Tokyo Electric Power Co., Inc. (a)	56,400	234,942
Tohoku Electric Power Co., Inc.	16,300	191,310
Tokio Marine Holdings, Inc.	24,200	795,957
Tokyo Electron, Ltd.	8,100	547,543
Tokyo Gas Co., Ltd.	161,000	940,842
Tokyu Corp.	81,000	574,088
Toppan Printing Co., Ltd.	81,000	626,859
Toray Industries, Inc.	81,000	532,511
Toshiba Corp.	81,000	378,195
Toyota Motor Corp.	96,900	5,819,452
Toyota Tsusho Corp.	24,200	695,865
West Japan Railway Co.	16,100	708,810
Yahoo! Japan Corp.	105,000	485,070
Yamada Denki Co., Ltd. (b)	47,700	169,979
Yamaha Corp.	31,400	496,238
Yamaha Motor Co., Ltd.	32,300	555,737

		87,227,934

LUXEMBOURG — 0.1%
ArcelorMittal	26,520	393,236

MEXICO — 1.0%
America Movil SAB de CV	1,504,946	1,560,281
Cemex SAB de CV (a)(b)	608,458	805,774
Fomento Economico Mexicano SAB de CV	108,995	1,021,560
Grupo Financiero Banorte SAB de CV	168,489	1,205,126
Grupo Mexico SAB de CV	94,581	315,173
Grupo Televisa SA de CV (b)	147,762	1,013,821
Industrias Penoles SA de CV	6,801	170,069

		6,091,804

NETHERLANDS — 2.5%
Airbus Group NV	19,018	1,274,324
Akzo Nobel NV	13,559	1,016,396
ASML Holding NV	14,605	1,359,958
CNH Industrial NV (a)	27,090	278,177
Heineken NV	10,261	736,581
ING Groep NV (a)	99,302	1,394,943
Koninklijke (Royal) KPN NV (a)	214,248	780,572
Koninklijke Ahold NV	48,633	912,893
Koninklijke DSM NV	11,771	857,224
Koninklijke Philips NV	49,028	1,555,661
Reed Elsevier NV	43,218	991,130

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

TNT Express NV	21,333	$193,066
Unilever NV (b)	68,724	3,006,757
Wolters Kluwer NV	20,767	614,725

		14,972,407

NORWAY — 0.7%
DnB NOR ASA	64,963	1,187,825
Norsk Hydro ASA	98,220	525,490
Statoil ASA	39,080	1,199,855
Telenor ASA	31,340	713,491
Yara International ASA	8,031	402,185

		4,028,846

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	5,645	66,668
Credicorp, Ltd.	2,341	363,955

		430,623

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	10,071	678,584

POLAND — 0.0% (c)
Orange Polska SA GDR (b)	54,524	174,166

PORTUGAL — 0.0% (c)
Portugal Telecom SGPS SA (b)	60,614	222,080

RUSSIA — 1.1%
Federal Hydrogenerating Co. JSC ADR (a)(e)	16,137	30,903
Federal Hydrogenerating Co. JSC ADR (a)(e)	40,054	74,901
Gazprom OAO ADR (a)	189,241	1,649,235
Lukoil OAO ADR	22,995	1,375,561
MMC Norilsk Nickel OJSC ADR	12,462	246,872
Mobile Telesystems OJSC ADR	37,793	746,034
Sberbank of Russia ADR	52,664	533,486
Surgutneftegas OJSC ADR Preference Shares (a)	53,123	438,796
Tatneft OAO ADR (a)	30,680	1,190,998
Uralkali OJSC GDR	7,964	183,570

		6,470,356

SINGAPORE — 1.1%
CapitaLand, Ltd.	161,000	413,268
DBS Group Holdings, Ltd. (b)	83,816	1,126,153
Singapore Exchange, Ltd.	161,000	897,565
Singapore Press Holdings, Ltd. (b)	242,000	809,481
Singapore Telecommunications, Ltd.	565,000	1,744,876
United Overseas Bank, Ltd.	81,960	1,480,559

		6,471,902

SOUTH AFRICA — 1.4%
Anglo Platinum, Ltd. (a)(b)	6,365	275,851
AngloGold Ashanti, Ltd. (a)	16,823	281,233
Discovery, Ltd.	37,509	342,521
FirstRand, Ltd.	158,154	605,783
Gold Fields, Ltd.	38,312	138,285
Harmony Gold Mining Co., Ltd. (a)	33,436	97,900
Impala Platinum Holdings, Ltd.	24,262	243,743
MTN Group, Ltd.	59,479	1,252,281
Naspers, Ltd.	16,233	1,910,348
Sanlam, Ltd.	155,544	902,817
Sasol, Ltd.	24,430	1,452,103
Standard Bank Group, Ltd.	52,876	720,669

		8,223,534

SOUTH KOREA — 3.8%
Celltrion, Inc. (a)(b)	5,281	242,964
CJ CheilJedang Corp.	887	302,008
E-Mart Co., Ltd.	1,015	232,734
Hana Financial Group, Inc.	20,285	751,816
Hyundai Department Store Co., Ltd.	1,705	234,231
Hyundai Development Co.	12,724	404,306
Hyundai Heavy Industries Co., Ltd.	2,741	479,499
Hyundai Mobis	4,021	1,128,646
Hyundai Motor Co.	5,702	1,293,347
Hyundai Steel Co.	2,415	177,581
KB Financial Group, Inc.	20,263	704,939
Kia Motors Corp.	19,020	1,063,977
Korea Electric Power Corp. ADR (b)	22,810	419,704
Korea Zinc Co., Ltd.	1,244	488,108
KT Corp. ADR	16,401	248,311
KT&G Corp.	6,286	556,036
LG Chem, Ltd. Preference Shares	5,215	994,757
LG Electronics, Inc. (b)	7,439	546,272
LG Household & Health Care, Ltd.	502	225,994
Lotte Chemical Corp.	1,139	207,695
NAVER Corp.	1,463	1,207,358
NCSoft Corp. (b)	888	160,170
NHN Entertainment Corp. (a)	658	50,986
POSCO ADR	12,267	913,155
Samsung C&T Corp.	3,906	287,989
Samsung Electronics Co., Ltd. GDR	8,169	5,277,174
Samsung Engineering Co., Ltd. (a)	1,348	106,716
Samsung Fire & Marine Insurance Co., Ltd.	2,572	654,566
Samsung Heavy Industries Co., Ltd.	5,020	134,207
Samsung Securities Co., Ltd.	8,750	383,104
Shinhan Financial Group Co., Ltd.	15,331	709,881
SK Holdings Co., Ltd.	3,023	545,263
SK Hynix, Inc. (a)	12,840	616,112
SK Innovation Co., Ltd.	3,882	433,550
SK Telecom Co., Ltd. ADR (b)	18,871	489,514

		22,672,670

SPAIN — 2.5%
Abertis Infraestructuras SA	34,165	786,088
ACS, Actividades de Construccion y Servicios SA	15,867	725,592
Banco Bilbao Vizcaya Argentaria SA	122,118	1,556,445
Banco Popular Espanol SA	57,376	383,355
Banco Santander SA	373,703	3,903,932
Ferrovial SA	43,248	963,100
Gas Natural SDG SA (b)	13,495	426,165
Iberdrola SA	175,055	1,338,114
Inditext SA	7,698	1,184,664
Mapfre SA	92,237	367,619
Repsol SA	40,555	1,069,429
Telefonica SA	123,785	2,121,893

		14,826,396

SWEDEN — 2.3%
Assa Abloy AB (Class B)	21,151	1,075,686
Atlas Copco AB (Class B)	50,415	1,346,089
Hennes & Mauritz AB (Class B)	34,560	1,509,498

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Husqvarna AB (Class B)	98,107	$762,362
Nordea Bank AB	119,137	1,680,483
Sandvik AB (b)	43,578	595,133
Securitas AB (Class B) (b)	26,277	311,495
Skandinaviska Enskilda Banken AB (Class A)	47,020	628,073
Skanska AB (Class B)	26,200	597,650
SKF AB (Class B)	25,469	649,549
Svenska Handelsbanken AB (Class A)	22,397	1,095,838
Swedbank AB (Class A)	28,651	759,415
Tele2 AB (Class B)	32,627	384,085
Telefonaktiebolaget LM Ericsson (Class B)	110,191	1,330,959
TeliaSonera AB	77,369	564,874
Volvo AB (Class B)	45,227	622,727

		13,913,916

SWITZERLAND — 6.6%
ABB, Ltd. (a)	76,778	1,767,937
Adecco SA (a)	6,523	536,963
Cie Financiere Richemont SA	16,471	1,728,266
Credit Suisse Group AG (a)	33,315	952,716
Geberit AG	2,423	850,564
Givaudan SA (a)	639	1,065,721
Holcim, Ltd. (a)	10,195	896,144
Kuehne & Nagel International AG	6,004	798,908
Nestle SA	101,002	7,824,580
Novartis AG	76,490	6,926,192
Roche Holding AG	25,818	7,700,565
SGS SA	323	773,991
Swiss Re AG (a)	11,000	978,687
Syngenta AG	4,433	1,651,128
The Swatch Group AG	2,780	1,678,721
Transocean, Ltd. (a)(b)	4,758	213,863
UBS AG (a)	108,515	1,990,910
Zurich Insurance Group AG (a)	5,120	1,543,275

		39,879,131

TAIWAN — 2.0%
Advanced Semiconductor Engineering Inc, ADR (b)	248,338	1,614,197
AU Optronics Corp. ADR (a)	107,501	450,429
Chunghwa Telecom Co., Ltd. ADR (b)	40,719	1,305,451
Hon Hai Precision Industry Co., Ltd. GDR	370,493	2,463,778
Siliconware Precision Industries Co. ADR	161,065	1,322,344
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	160,558	3,434,336
United Microelectronics Corp. ADR	581,147	1,400,564

		11,991,099

THAILAND — 0.5%
Bangkok Bank PCL	335,776	2,001,930
IRPC PCL	2,047,600	213,246
PTT PCL	65,377	640,576

		2,855,752

TURKEY — 0.5%
Akbank TAS	202,350	743,436
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	369,269	463,262
Turkiye Garanti Bankasi AS	155,073	606,308
Turkiye Is Bankasi (Class C)	350,396	946,927

		2,759,933

UNITED KINGDOM — 15.2%
3i Group PLC	95,050	653,172
Anglo American PLC	51,274	1,253,692
AstraZeneca PLC	36,040	2,674,744
BAE Systems PLC	100,524	744,072
Barclays PLC	475,847	1,731,397
BG Group PLC	126,744	2,676,407
BHP Billiton PLC	63,764	2,060,062
BP PLC	651,288	5,733,947
British American Tobacco PLC	53,921	3,206,603
British Land Co. PLC	89,242	1,071,947
British Sky Broadcasting Group PLC	52,195	806,780
BT Group PLC	125,828	828,100
Burberry Group PLC	21,460	544,163
Capita PLC	20,214	395,745
Centrica PLC	238,736	1,276,041
Cobham PLC	31,674	169,135
Compass Group PLC	96,549	1,678,906
Diageo PLC	101,274	3,231,226
Experian PLC	30,789	520,128
Fresnillo PLC (b)	8,823	131,550
G4S PLC	47,545	207,464
GlaxoSmithKline PLC	138,870	3,713,667
Glencore PLC	334,799	1,863,630
Hammerson PLC	76,539	759,047
HSBC Holdings PLC	627,518	6,361,586
ICAP PLC	88,219	573,196
Imperial Tobacco Group PLC	36,908	1,659,717
InterContinental Hotels Group PLC	7,391	305,954
J Sainsbury PLC (b)	80,930	436,583
Land Securities Group PLC	43,475	770,118
Lloyds Banking Group PLC (a)	862,450	1,094,934
Marks & Spencer Group PLC	67,827	493,121
National Grid PLC	164,982	2,369,592
Next PLC	13,587	1,504,254
Old Mutual PLC	432,582	1,462,288
Pearson PLC	36,467	719,554
Prudential PLC	49,908	1,144,344
Randgold Resources, Ltd.	2,228	185,639
Reckitt Benckiser Group PLC	26,865	2,342,690
Reed Elsevier PLC	53,092	853,325
Rio Tinto PLC	47,808	2,541,026
Rolls-Royce Holdings PLC (a)	58,776	1,074,325
Royal Bank of Scotland Group PLC (a)	89,213	500,944
Royal Dutch Shell PLC (Class A)	111,410	4,607,104
Royal Dutch Shell PLC (Class B)	69,891	3,038,365
RSA Insurance Group PLC	37,725	306,265
SABMiller PLC	33,351	1,932,013
Severn Trent PLC	23,986	792,360
Shire PLC	17,527	1,369,561
Smith & Nephew PLC	50,560	898,215
Smiths Group PLC	12,107	268,494
SSE PLC	44,298	1,186,891
Standard Chartered PLC	55,604	1,135,189
Standard Life PLC	128,587	822,513
Tesco PLC	295,682	1,436,834
The Sage Group PLC	73,331	481,604
Tullow Oil PLC	18,716	273,133

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Unilever PLC	51,911	$2,353,027
United Utilities Group PLC	35,540	535,974
Vodafone Group PLC	975,928	3,253,944
Whitbread PLC	5,186	390,958
Wolseley PLC	8,045	440,596
WPP PLC	52,366	1,140,713

		90,988,568

TOTAL COMMON STOCKS —
(Cost $571,612,046)		596,381,842

PREFERRED STOCKS — 0.0% (c)
UNITED KINGDOM — 0.0% (c)
Rolls-Royce Holdings PLC (Class C) (a)(f) (Cost $12,590)	7,483,364	12,795

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 7/10/14) (a) (Cost $26,695)	40,555	27,596

WARRANTS — 0.0% (c)
HONG KONG — 0.0% (c)
Sun Hung Kai Properties, Ltd. (expiring 04/22/16) (a) (Cost $0)	6,669	8,708

SHORT TERM INVESTMENTS — 6.0%
UNITED STATES — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	25,664,141	25,664,141
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	10,634,955	10,634,955

TOTAL SHORT TERM INVESTMENTS —
(Cost $36,299,096)		36,299,096

TOTAL INVESTMENTS — 105.6%
(Cost $607,950,427)		632,730,037
OTHER ASSETS & LIABILITIES — (5.6)%		(33,712,555)

NET ASSETS — 100.0%		$599,017,482

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	15.7%
Oil, Gas & Consumable Fuels	9.9
Pharmaceuticals	7.3
Insurance	4.5
Metals & Mining	4.4
Automobiles	4.0
Chemicals	3.5
Food Products	2.9
Diversified Telecommunication Services	2.7
Wireless Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.7
Beverages	2.2
Machinery	2.0
Real Estate Management & Development	1.9
Media	1.7
Textiles, Apparel & Luxury Goods	1.7
Road & Rail	1.6
Capital Markets	1.6
Food & Staples Retailing	1.5
Industrial Conglomerates	1.4
Electric Utilities	1.4
Real Estate Investment Trusts	1.3
Diversified Financial Services	1.2
Electronic Equipment, Instruments & Components	1.2
Multi-Utilities	1.2
Electrical Equipment	1.2
Tobacco	1.1
Construction & Engineering	1.1
Trading Companies & Distributors	1.1
Hotels, Restaurants & Leisure	0.8
Internet Software & Services	0.7
Building Products	0.7
Construction Materials	0.7
Auto Components	0.6
Transportation Infrastructure	0.6
Gas Utilities	0.6
Multiline Retail	0.6
Software	0.6
Aerospace & Defense	0.5
Household Durables	0.5
Health Care Equipment & Supplies	0.5
IT Services	0.5
Specialty Retail	0.4
Household Products	0.4
Technology Hardware, Storage & Peripherals	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Personal Products	0.4
Marine	0.3
Independent Power and Renewable Electricity Producers	0.3
Biotechnology	0.3
Air Freight & Logistics	0.2
Containers & Packaging	0.2
Communications Equipment	0.2
Water Utilities	0.2
Health Care Providers & Services	0.2
Energy Equipment & Services	0.2
Paper & Forest Products	0.2
Leisure Products	0.1
Consumer Finance	0.1
Airlines	0.1
Short Term Investments	6.0
Other Assets & Liabilities	(5.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Rolls-Royce Holdings PLC, which was Level 2 and part of the Automobiles Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.8%
Alumina, Ltd. (a)(b)	6,673	$8,503
Amcor, Ltd.	574	5,651
AMP, Ltd.	1,986	9,935
Australia & New Zealand Banking Group, Ltd.	447	14,066
BHP Billiton, Ltd.	574	19,449
Boral, Ltd.	1,871	9,271
Brambles, Ltd.	1,368	11,866
CFS Retail Property Trust Group (b)	7,705	14,836
Coca-Cola Amatil, Ltd. (b)	679	6,063
Commonwealth Bank of Australia	147	11,222
CSL, Ltd.	263	16,520
Fortescue Metals Group, Ltd. (b)	1,022	4,196
Iluka Resources, Ltd. (b)	273	2,095
Insurance Australia Group, Ltd.	3,088	17,021
Lend Lease Group	1,570	19,427
Macquarie Group, Ltd.	272	15,309
National Australia Bank, Ltd.	566	17,512
Newcrest Mining, Ltd. (a)	323	3,207
Origin Energy, Ltd.	655	9,038
Orora, Ltd.	285	383
OZ Minerals, Ltd. (b)	990	3,822
QBE Insurance Group, Ltd.	480	4,925
Recall Holdings, Ltd. (a)	137	618
Rio Tinto, Ltd.	208	11,644
Santos, Ltd.	740	9,960
Scentre Group (a)	1,437	4,339
Shopping Centres Australasia Property Group (b)	22	36
Sonic Healthcare, Ltd.	712	11,646
Suncorp Group, Ltd.	1,018	13,010
Sydney Airport	148	589
Toll Holdings, Ltd. (b)	1,895	9,122
Transurban Group (b)	1,143	7,972
Wesfarmers, Ltd.	637	25,156
Westfield Corp.	1,153	7,781
Westpac Banking Corp. (b)	661	21,137
Woodside Petroleum, Ltd.	265	10,272
Woolworths, Ltd.	236	7,845

		365,444

AUSTRIA — 0.1%
OMV AG	277	12,515

BELGIUM — 0.5%
Anheuser-Busch InBev NV	161	18,494
Delhaize Group	145	9,809
Solvay SA	75	12,908
UCB SA (b)	244	20,656

		61,867

BRAZIL — 0.8%
AMBEV SA ADR (b)	1,558	10,968
Banco Bradesco SA Preference Shares ADR (a)	893	12,966
Companhia Energetica de Minas Gerais ADR (b)	1,170	9,348
Companhia Siderurgica Nacional SA ADR (b)	1,028	4,379
Gerdau SA ADR	929	5,472
Itau Unibanco Holding SA Preference Shares ADR	1,103	15,861
Oi SA ADR	1,080	927
PDG Realty SA Empreendimentos e Participacoes ADR (a)(b)	696	975
Petroleo Brasileiro SA ADR	1,163	18,189
Tim Participacoes SA ADR	354	10,277
Vale SA Preference Shares ADR	1,236	14,709

		104,071

CANADA — 3.7%
Agrium, Inc. (b)	69	6,332
Bank of Montreal	151	11,140
Bank of Nova Scotia	191	12,757
Barrick Gold Corp.	295	5,412
Brookfield Asset Management, Inc. (Class A)	293	12,931
Cameco Corp. (b)	393	7,722
Canadian Imperial Bank of Commerce (b)	69	6,290
Canadian National Railway Co.	297	19,351
Canadian Natural Resources, Ltd.	297	13,671
Canadian Pacific Railway, Ltd. (b)	63	11,434
Canadian Tire Corp., Ltd. (Class A)	73	7,016
Cenovus Energy, Inc. (b)	377	12,243
Eldorado Gold Corp.	405	3,103
Enbridge, Inc.	336	15,971
EnCana Corp.	552	13,101
Enerplus Corp. (b)	434	10,956
First Quantum Minerals, Ltd.	210	4,499
Goldcorp, Inc.	289	8,080
IAMGOLD Corp. (a)	436	1,797
IGM Financial, Inc. (b)	116	5,563
Imperial Oil, Ltd.	216	11,403
Kinross Gold Corp. (a)	639	2,652
Loblaw Cos., Ltd.	278	12,429
Manulife Financial Corp.	774	15,412
National Bank of Canada (b)	408	17,337
Onex Corp.	257	15,929
Penn West Petroleum, Ltd. (b)	334	3,267
Potash Corp. of Saskatchewan, Inc. (b)	220	8,381
Rogers Communications, Inc. (Class B) (b)	409	16,488
Royal Bank of Canada	358	25,638
Shaw Communications, Inc. (Class B) (b)	273	7,012
Silver Wheaton Corp.	193	5,088
SNC-Lavalin Group, Inc. (b)	171	9,010
Sun Life Financial, Inc.	422	15,538
Suncor Energy, Inc.	601	25,673
Talisman Energy, Inc.	701	7,424
Teck Resources, Ltd. (Class B)	214	4,894
TELUS Corp.	578	21,581
The Toronto-Dominion Bank	330	17,018
TMX Group, Ltd.	8	442
TransAlta Corp. (b)	670	8,228
TransCanada Corp. (b)	120	5,738
Valeant Pharmaceuticals International, Inc. (a)	234	29,645
Yamana Gold, Inc. (b)	589	4,855

		480,451

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

CHILE — 0.2%
Empresa Nacional de Electricidad SA ADR	228	$10,306
Enersis SA ADR	591	9,958
Sociedad Quimica y Minera de Chile SA ADR	130	3,810

		24,074

CHINA — 1.2%
Agricultural Bank of China, Ltd. (Class H)	14,000	6,178
Bank of China, Ltd. (Class H)	27,000	12,089
Bank of Communications Co., Ltd. (Class H) (a)	10,000	6,903
China Construction Bank Corp. (a)	13,000	9,829
China Life Insurance Co., Ltd. (Class H)	3,000	7,858
China Merchants Bank Co., Ltd. (Class H) (a)	2,674	5,272
China Petroleum & Chemical Corp. (Class H)	11,200	10,679
China Shenhua Energy Co., Ltd. (Class H) (a)	1,500	4,335
China Telecom Corp., Ltd. (Class H)	12,000	5,868
Hengan International Group Co., Ltd.	1,000	10,529
Huaneng Power International, Inc. (Class H) (a)	8,000	9,032
Industrial & Commercial Bank of China (Class H)	22,000	13,909
PetroChina Co., Ltd. (Class H)	8,000	10,105
PICC Property & Casualty Co., Ltd. (Class H)	4,220	6,392
Ping An Insurance Group Co. of China, Ltd. (Class H)	1,000	7,742
Tencent Holdings, Ltd.	2,000	30,502
Wumart Stores, Inc.	4,000	3,112
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	4,000	3,024

		163,358

COLOMBIA — 0.1%
BanColombia SA ADR	191	11,040

DENMARK — 0.6%
AP Moeller — Maersk A/S (Class B)	10	24,848
Danske Bank A/S	334	9,440
DSV A/S	501	16,331
Novo Nordisk A/S (Class B)	745	34,286

		84,905

FINLAND — 0.4%
Fortum Oyj	261	7,008
Metso Oyj	155	5,872
Nokia Oyj	1,616	12,235
Sampo Oyj (Class A)	183	9,258
UPM-Kymmene Oyj (b)	595	10,167
Valmet Corp. (b)	155	1,855
Wartsila Oyj Abp	177	8,777

		55,172

FRANCE — 3.3%
Accor SA	317	16,488
Alstom SA	242	8,822
AXA SA	629	15,032
BNP Paribas	333	22,589
Bouygues SA	200	8,322
Cap Gemini SA	236	16,835
Carrefour SA	373	13,758
Credit Agricole SA	686	9,674
Danone	184	13,664
Essilor International SA	120	12,725
GDF Suez	320	8,809
Groupe Fnac (a)	2	104
Kering	41	8,990
LVMH Moet Hennessy Louis Vuitton SA	65	12,530
Orange SA	914	14,422
Pernod Ricard SA	88	10,567
Publicis Groupe SA	151	12,806
Renault SA	222	20,070
Sanofi	293	31,122
Schneider Electric SE	212	19,955
Societe Generale SA	267	13,985
Sodexo	187	20,111
Technip SA	98	10,719
Total SA	454	32,808
Unibail-Rodamco SE	71	20,652
Vallourec SA	79	3,537
Veolia Environnement SA	585	11,145
Vinci SA	271	20,259
Vivendi SA (a)	689	16,858

		427,358

GERMANY — 2.9%
adidas AG	161	16,305
Allianz SE	151	25,160
BASF SE	244	28,406
Bayer AG	287	40,532
Commerzbank AG (a)	271	4,260
Daimler AG	336	31,466
Deutsche Bank AG	416	14,635
Deutsche Boerse AG	116	9,002
Deutsche Lufthansa AG	696	14,942
Deutsche Post AG	578	20,900
Deutsche Telekom AG	953	16,701
E.ON AG	597	12,326
Fresenius Medical Care AG & Co. KGaA	65	4,369
Linde AG	41	8,718
MAN SE	55	6,796
Merck KGaA	204	17,705
Muenchener Rueckversicherungs- Gesellschaft AG (b)	88	19,507
OSRAM Licht AG (a)	6	303
RWE AG	200	8,589
Salzgitter AG	212	8,923
SAP AG	297	22,934
Siemens AG	138	18,224
ThyssenKrupp AG (a)	373	10,873
Volkswagen AG	71	18,353

		379,929

HONG KONG — 2.0%
AIA Group, Ltd.	2,800	14,072
Bank of East Asia, Ltd.	2,319	9,620
Cheung Kong Holdings, Ltd.	2,000	35,482
China Mobile, Ltd.	1,500	14,554
China Overseas Land & Investment, Ltd.	4,000	9,703

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

China Resources Enterprise, Ltd. (b)	4,000	$11,096
China Unicom (Hong Kong), Ltd.	4,000	6,183
Citic Pacific, Ltd. (b)	4,000	7,009
CNOOC, Ltd.	6,000	10,776
COSCO Pacific, Ltd.	4,182	5,795
Hang Lung Properties, Ltd.	2,000	6,167
Henderson Land Development Co., Ltd.	2,361	13,815
Hong Kong Exchanges and Clearing, Ltd. (b)	623	11,615
Hutchison Whampoa, Ltd.	2,000	27,354
Li & Fung, Ltd. (b)	4,000	5,925
New World Development Co., Ltd.	6,319	7,191
Sands China, Ltd.	1,600	12,087
Shangri-La Asia, Ltd.	4,000	6,266
Sun Hung Kai Properties, Ltd.	2,082	28,556
Swire Pacific, Ltd.	1,000	12,309
The Link REIT	2,058	11,073

		266,648

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	45	2,408
Richter Gedeon NyRt	367	7,046

		9,454

INDIA — 0.7%
Axis Bank, Ltd. GDR	160	5,072
Dr. Reddy’s Laboratories, Ltd. ADR (b)	419	18,080
HDFC Bank, Ltd. ADR (b)	318	14,889
ICICI Bank, Ltd. ADR (a)	261	13,024
Infosys, Ltd. (b)	183	9,840
Mahindra & Mahindra, Ltd. GDR	479	9,225
Reliance Industries, Ltd. GDR (c)	324	10,903
Tata Motors, Ltd. ADR (b)	354	13,827

		94,860

INDONESIA — 0.4%
Astra Agro Lestari Tbk PT	3,000	7,130
Astra International Tbk PT	10,000	6,136
Bank Central Asia Tbk PT	9,000	8,351
Bank Mandiri Tbk PT	9,000	7,383
Bank Rakyat Indonesia Persero Tbk PT	10,500	9,145
Gudang Garam Tbk PT	1,000	4,513
Telekomunikasi Indonesia Persero Tbk PT	66,000	13,723

		56,381

IRELAND — 1.1%
Accenture PLC (Class A) (b)	204	16,492
Allegion PLC (b)	66	3,741
Covidien PLC	407	36,703
CRH PLC	306	7,851
Eaton Corp. PLC	407	31,412
Mallinckrodt PLC (a)(b)	25	2,001
Pentair PLC	23	1,659
Perrigo Co. PLC (b)	17	2,478
Seagate Technology PLC (b)	204	11,591
Weatherford International PLC (a)	1,018	23,414

		137,342

ISRAEL — 0.2%
Bank Hapoalim BM	1,363	7,887
Bank Leumi Le-Israel BM (a)	1,785	6,971
Teva Pharmaceutical Industries, Ltd. ADR	234	12,266

		27,124

ITALY — 0.7%
Assicurazioni Generali SpA	566	12,407
Enel SpA	2,489	14,497
ENI SpA	529	14,471
Intesa Sanpaolo SpA	4,492	13,875
Mediaset SpA (a)	2,208	10,762
Saipem SpA (a)	112	3,021
Telecom Italia SpA (a)	10,495	13,291
UniCredit SpA	1,522	12,743

		95,067

JAPAN — 7.7%
Aisin Seiki Co., Ltd.	200	7,956
Asahi Breweries, Ltd.	200	6,278
Asahi Kasei Corp.	2,000	15,300
Astellas Pharma, Inc.	1,000	13,139
Bridgestone Corp.	200	6,999
Canon, Inc. (b)	200	6,507
Chuo Mitsui Trust Holdings, Inc.	2,000	9,141
Credit Saison Co., Ltd.	400	8,323
Daiichi Sankyo Co., Ltd.	600	11,194
Daikin Industries, Ltd.	200	12,619
Daiwa Securities Group, Inc.	2,000	17,314
Denso Corp.	400	19,091
Eisai Co., Ltd.	200	8,379
FUJIFILM Holdings Corp.	400	11,154
Fujitsu, Ltd.	1,000	7,492
Hitachi, Ltd.	2,000	14,649
Hokuhoku Financial Group, Inc.	4,000	8,529
Honda Motor Co., Ltd.	400	13,966
Hoya Corp.	400	13,291
ITOCHU Corp.	600	7,705
Japan Tobacco, Inc.	400	14,582
JFE Holdings, Inc.	400	8,256
JSR Corp.	400	6,862
JX Holdings, Inc.	1,000	5,350
Kajima Corp.	2,000	8,845
Kamigumi Co., Ltd.	2,000	18,400
KDDI Corp.	400	24,398
Kobe Steel, Ltd.	6,000	9,003
Komatsu, Ltd.	400	9,287
Konica Minolta Holdings, Inc.	1,000	9,881
Kyocera Corp.	400	18,984
Makita Corp.	200	12,359
Marubeni Corp.	2,000	14,629
Marui Group Co., Ltd.	1,800	17,288
Mitsubishi Chemical Holdings Corp.	1,000	4,432
Mitsubishi Corp.	400	8,319
Mitsubishi Electric Corp.	2,000	24,678
Mitsubishi Heavy Industries, Ltd.	2,000	12,477
Mitsubishi UFJ Financial Group, Inc.	3,500	21,455
Mitsui & Co., Ltd.	400	6,412
Mizuho Financial Group, Inc. (b)	7,300	14,988
MS&AD Insurance Group Holdings, Inc.	400	9,662
Murata Manufacturing Co., Ltd.	200	18,718
NEC Corp.	2,000	6,377
Nippon Steel & Sumitomo Metal Corp.	5,000	15,991
Nippon Yusen K.K. (b)	4,000	11,530

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Nissan Motor Co., Ltd.	800	$7,589
Nitto Denko Corp.	200	9,372
NKSJ Holdings, Inc.	400	10,771
Nomura Holdings, Inc.	1,900	13,447
NTT Data Corp.	200	7,680
Obayashi Corp.	2,000	14,274
ORIX Corp.	800	13,259
Osaka Gas Co., Ltd.	2,000	8,410
Panasonic Corp.	1,200	14,617
Resona Holdings, Inc.	1,200	6,989
Rohm Co., Ltd.	200	11,470
Secom Co., Ltd.	200	12,221
Seven & I Holdings Co., Ltd.	200	8,426
Shin-Etsu Chemical Co., Ltd.	200	12,157
Softbank Corp.	400	29,783
Sony Corp.	600	9,962
Sumitomo Chemical Co., Ltd.	2,000	7,561
Sumitomo Corp. (b)	400	5,402
Sumitomo Electric Industries, Ltd.	600	8,440
Sumitomo Mitsui Financial Group, Inc.	400	16,757
T&D Holdings, Inc.	800	10,874
Takeda Pharmaceutical Co., Ltd.	200	9,277
TDK Corp.	200	9,378
Teijin, Ltd.	2,000	5,015
Terumo Corp.	400	8,943
The Joyo Bank, Ltd.	2,000	10,661
The Kansai Electric Power Co., Inc. (a)	400	3,771
Tokio Marine Holdings, Inc.	400	13,156
Tokyo Electron, Ltd.	200	13,520
Tokyu Corp.	2,000	14,175
Toppan Printing Co., Ltd.	2,000	15,478
Toshiba Corp.	2,000	9,338
Toyota Motor Corp.	800	48,045
Toyota Tsusho Corp.	600	17,253
West Japan Railway Co.	200	8,805
Yamada Denki Co., Ltd. (b)	800	2,851
Yamaha Corp.	1,200	18,964

		1,000,280

LUXEMBOURG — 0.0% (d)
ArcelorMittal	397	5,887

MEXICO — 0.5%
America Movil SAB de CV	15,240	15,800
Cemex SAB de CV (a)	6,942	9,193
Fomento Economico Mexicano SAB de CV	1,567	14,687
Grupo Financiero Banorte SAB de CV	1,508	10,786
Grupo Mexico SAB de CV	2,508	8,358
Grupo Televisa SA de CV	1,332	9,139
Industrias Penoles SA de CV	102	2,551

		70,514

NETHERLANDS — 1.5%
Airbus Group NV	134	8,979
Akzo Nobel NV	152	11,394
ASML Holding NV	144	13,409
CNH Industrial NV (b)	281	2,885
Heineken NV	106	7,609
ING Groep NV (a)	1,376	19,329
Koninklijke (Royal) KPN NV (a)	1,812	6,602
Koninklijke Ahold NV	648	12,164
Koninklijke DSM NV	177	12,890
Koninklijke Philips NV	554	17,578
LyondellBasell Industries NV (Class A)	204	19,921
Reed Elsevier NV	695	15,939
Unilever NV	402	17,588
Wolters Kluwer NV	862	25,516

		191,803

NORWAY — 0.3%
DnB NOR ASA	739	13,512
Norsk Hydro ASA	2,270	12,145
Telenor ASA	605	13,774
Yara International ASA	126	6,310

		45,741

PERU — 0.0% (d)
Compania de Minas Buenaventura SA ADR	61	720

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	147	9,905

PORTUGAL — 0.0% (d)
Portugal Telecom SGPS SA (b)	1,728	6,331

RUSSIA — 0.6%
Federal Hydrogenerating Co. JSC ADR (a)(e)	855	1,637
Federal Hydrogenerating Co. JSC ADR (a)(e)	824	1,541
Gazprom OAO ADR (a)	1,591	13,866
Lukoil OAO ADR	195	11,665
MMC Norilsk Nickel OJSC ADR	238	4,715
Mobile Telesystems OJSC ADR	371	7,324
Sberbank of Russia ADR (e)	412	4,190
Sberbank of Russia ADR (e)	427	4,325
Surgutneftegas OJSC ADR Preference Shares (a)	1,712	14,141
Tatneft OAO ADR (a)	198	7,686
Uralkali OJSC GDR	138	3,181

		74,271

SINGAPORE — 0.4%
CapitaLand, Ltd.	6,000	15,401
Singapore Exchange, Ltd.	4,000	22,300
Singapore Press Holdings, Ltd. (b)	4,000	13,380
Singapore Telecommunications, Ltd.	2,000	6,176

		57,257

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd. (a)	173	2,892
Discovery, Ltd.	2,367	21,615
FirstRand, Ltd.	2,174	8,327
Gold Fields, Ltd.	419	1,512
Harmony Gold Mining Co., Ltd. (a)	464	1,359
Impala Platinum Holdings, Ltd.	314	3,154
MTN Group, Ltd.	804	16,928
Naspers, Ltd.	128	15,063
Sanlam, Ltd.	2,013	11,684
Sasol, Ltd.	155	9,213
Sibanye Gold, Ltd.	206	553
Standard Bank Group, Ltd.	520	7,087

		99,387

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 1.2%
E-Mart Co., Ltd.	8	$1,834
Hana Financial Group, Inc.	80	2,965
Hyundai Heavy Industries Co., Ltd.	12	2,099
Hyundai Hysco Co., Ltd.	29	1,935
Hyundai Mobis	13	3,649
Hyundai Motor Co.	29	6,578
Hyundai Steel Co.	39	2,868
KB Financial Group, Inc.	110	3,827
Kia Motors Corp.	65	3,636
Korea Electric Power Corp. ADR (b)	318	5,851
KT&G Corp.	41	3,627
LG Chem, Ltd. Preference Shares	63	12,017
LG Electronics, Inc.	34	2,497
LG Household & Health Care, Ltd.	6	2,701
Lotte Chemical Corp.	6	1,094
NAVER Corp.	11	9,078
NHN Entertainment Corp. (a)	5	387
POSCO ADR	116	8,635
Samsung C&T Corp.	68	5,014
Samsung Electronics Co., Ltd. GDR	73	47,158
Samsung Engineering Co., Ltd. (a)	17	1,346
Samsung Fire & Marine Insurance Co., Ltd.	14	3,563
Samsung Heavy Industries Co., Ltd.	110	2,941
Samsung Securities Co., Ltd.	67	2,933
Shinhan Financial Group Co., Ltd.	110	5,093
SK Holdings Co., Ltd.	23	4,148
SK Hynix, Inc. (a)	130	6,238
SK Innovation Co., Ltd.	20	2,234

		155,946

SPAIN — 0.8%
Acciona SA	114	10,195
Acerinox SA	534	9,461
ACS, Actividades de Construccion y Servicios SA	404	18,475
Banco Bilbao Vizcaya Argentaria SA	1,606	20,469
Banco Santander SA	2,869	29,971
Repsol SA	246	6,487
Telefonica SA	643	11,022

		106,080

SWEDEN — 1.2%
Assa Abloy AB (Class B)	224	11,392
Atlas Copco AB (Class B)	625	16,688
Nordea Bank AB	1,083	15,276
Sandvik AB	582	7,948
Securitas AB (Class B)	904	10,716
Skandinaviska Enskilda Banken AB (Class A)	1,367	18,260
Skanska AB (Class B)	593	13,527
SKF AB (Class B) (b)	422	10,763
Svenska Handelsbanken AB (Class A)	185	9,052
Tele2 AB (Class B)	373	4,391
Telefonaktiebolaget LM Ericsson (Class B)	1,106	13,359
TeliaSonera AB	953	6,958
Volvo AB (Class A)	912	12,625

		150,955

SWITZERLAND — 3.3%
ABB, Ltd. (a)	823	18,951
ACE, Ltd.	204	21,155
Adecco SA (a)	159	13,089
Cie Financiere Richemont SA	224	23,504
Credit Suisse Group AG (a)	485	13,870
Geberit AG	65	22,817
Givaudan SA (a)	8	13,342
Holcim, Ltd. (a)	145	12,746
Kuehne & Nagel International AG	77	10,246
Nestle SA	570	44,158
Novartis AG	538	48,716
Roche Holding AG	200	59,653
SGS SA	8	19,170
Swiss Re AG (a)	193	17,171
Syngenta AG	20	7,449
TE Connectivity, Ltd. (b)	407	25,169
The Swatch Group AG	24	14,493
Transocean, Ltd. (a)(b)	145	6,517
UBS AG (a)	1,244	22,823
Zurich Insurance Group AG (a)	39	11,755

		426,794

TAIWAN — 1.2%
Advanced Semiconductor Engineering Inc, ADR (b)	2,350	15,275
AU Optronics Corp. ADR (a)	2,021	8,468
Chunghwa Telecom Co., Ltd. ADR	536	17,184
Hon Hai Precision Industry Co., Ltd. GDR	3,264	21,706
Siliconware Precision Industries Co. ADR	3,363	27,610
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,233	47,764
United Microelectronics Corp. ADR	5,254	12,662

		150,669

THAILAND — 0.1%
Bangkok Bank PCL	2,200	13,117
PTT PCL	400	3,919

		17,036

TURKEY — 0.3%
Akbank TAS	1,488	5,467
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,149	10,223
Turkiye Garanti Bankasi AS	1,722	6,733
Turkiye Is Bankasi (Class C)	3,950	10,675

		33,098

UNITED KINGDOM — 8.2%
3i Group PLC	3,609	24,801
Anglo American PLC	454	11,101
AstraZeneca PLC	360	26,718
BAE Systems PLC	1,815	13,434
Barclays PLC	4,850	17,647
BG Group PLC	908	19,174
BHP Billiton PLC	619	19,998
BP PLC	5,164	45,464
British American Tobacco PLC	104	6,185
British Land Co. PLC	1,291	15,507
British Sky Broadcasting Group PLC	409	6,322
BT Group PLC	4,234	27,865
Burberry Group PLC	322	8,165

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Capita PLC	1,094	$21,418
Cobham PLC	5,390	28,782
Compass Group PLC	975	16,954
Diageo PLC	554	17,676
Experian PLC	755	12,754
G4S PLC	1,269	5,537
GlaxoSmithKline PLC	1,273	34,043
Glencore PLC	1,082	6,023
Hammerson PLC	2,053	20,360
HSBC Holdings PLC	4,602	46,654
Imperial Tobacco Group PLC	204	9,174
InterContinental Hotels Group PLC	556	23,016
J Sainsbury PLC (b)	1,500	8,092
Land Securities Group PLC	897	15,889
Liberty Global PLC (Class A) (a)	204	9,021
Liberty Global PLC (Series C) (a)(b)	204	8,631
Lloyds Banking Group PLC (a)	17,630	22,382
Marks & Spencer Group PLC	2,072	15,064
National Grid PLC	401	5,759
Next PLC	147	16,275
Noble Corp. PLC (b)	407	13,659
Old Mutual PLC	3,053	10,320
Pearson PLC	244	4,814
Prudential PLC	988	22,654
Randgold Resources, Ltd.	59	4,916
Reckitt Benckiser Group PLC	163	14,214
Reed Elsevier PLC	635	10,206
Rio Tinto PLC	437	23,227
Rolls-Royce Holdings PLC (a)	643	11,753
Royal Dutch Shell PLC (Class A)	83	3,432
Royal Dutch Shell PLC (Class B)	1,549	67,340
RSA Insurance Group PLC	1,824	14,808
SABMiller PLC	267	15,467
Severn Trent PLC	509	16,814
Smith & Nephew PLC	922	16,380
Smiths Group PLC	711	15,768
SSE PLC	326	8,735
Standard Chartered PLC	732	14,944
Standard Life PLC	4,181	26,744
Tesco PLC	2,406	11,692
The Sage Group PLC	3,462	22,737
Tullow Oil PLC	362	5,283
Unilever PLC	312	14,142
United Utilities Group PLC	906	13,663
Vodafone Group PLC	7,421	24,743
Whitbread PLC	666	50,208
Wolseley PLC	173	9,475
WPP PLC	701	15,270

		1,069,293

UNITED STATES — 49.4%
3M Co. (b)	204	29,221
Abbott Laboratories	407	16,646
AbbVie, Inc.	200	11,288
Adobe Systems, Inc. (a)(b)	611	44,212
Aetna, Inc. (b)	407	33,000
Aflac, Inc.	407	25,336
Agilent Technologies, Inc. (b)	407	23,378
Alexion Pharmaceuticals, Inc. (a)(b)	204	31,875
Allergan, Inc. (b)	204	34,521
Altera Corp. (b)	204	7,091
Altria Group, Inc.	407	17,070
Amazon.com, Inc. (a)(b)	204	66,255
American Capital Agency Corp.	204	4,776
American Electric Power Co., Inc. (b)	407	22,698
American Express Co.	407	38,612
American Tower Corp.	204	18,356
Amgen, Inc.	407	48,177
Anadarko Petroleum Corp.	204	22,332
Annaly Capital Management, Inc. (b)	407	4,652
Apache Corp. (b)	204	20,526
Apple, Inc. (b)	1,428	132,704
Applied Materials, Inc.	1,424	32,111
Archer-Daniels-Midland Co.	611	26,951
AT&T, Inc. (b)	1,424	50,353
Automatic Data Processing, Inc. (b)	204	16,173
Baker Hughes, Inc.	407	30,301
Bank of America Corp.	3,461	53,196
Baxter International, Inc.	407	29,426
Becton, Dickinson and Co. (b)	204	24,133
Bed Bath & Beyond, Inc. (a)(b)	204	11,706
Berkshire Hathaway, Inc. (Class B) (a)	204	25,818
Biogen Idec, Inc. (a)	204	64,323
Bristol-Myers Squibb Co.	611	29,640
Broadcom Corp. (Class A)	407	15,108
C.H. Robinson Worldwide, Inc. (b)	204	13,013
Cameron International Corp. (a)	407	27,558
Capital One Financial Corp. (b)	204	16,850
Carnival Corp. (b)	204	7,681
Caterpillar, Inc. (b)	204	22,169
CBS Corp. (b)	407	25,291
Celgene Corp. (a)	408	35,039
CenturyLink, Inc. (b)	407	14,733
Chesapeake Energy Corp.	611	18,990
Chevron Corp. (b)	611	79,766
Church & Dwight Co., Inc.	407	28,470
Cisco Systems, Inc.	2,035	50,570
Citigroup, Inc.	1,018	47,948
Citrix Systems, Inc. (a)(b)	204	12,760
Coach, Inc.	204	6,975
Cognizant Technology Solutions Corp. (Class A) (a)	408	19,955
Colgate-Palmolive Co.	407	27,749
Comcast Corp. (Class A) Special (b)	1,018	54,290
ConAgra Foods, Inc.	407	12,080
ConocoPhillips (b)	407	34,892
Corning, Inc.	815	17,889
Costco Wholesale Corp. (b)	204	23,493
CST Brands, Inc. (b)	22	759
CSX Corp. (b)	815	25,110
Cummins, Inc. (b)	204	31,475
CVS Caremark Corp.	407	30,676
Danaher Corp.	407	32,043
Deere & Co. (b)	204	18,472
Devon Energy Corp. (b)	204	16,198
DIRECTV (a)	204	17,342
Discover Financial Services (b)	407	25,226
Dollar Tree, Inc. (a)	407	22,165
Duke Energy Corp.	222	16,470
E. I. du Pont de Nemours & Co. (b)	407	26,634
eBay, Inc. (a)(b)	611	30,587
Ecolab, Inc.	204	22,713
Edison International	407	23,651

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Eli Lilly & Co.	407	$25,303
EMC Corp.	815	21,467
Emerson Electric Co.	407	27,009
EOG Resources, Inc.	408	47,679
Equity Residential (b)	204	12,852
Exelon Corp. (b)	407	14,847
Express Scripts Holding Co. (a)	285	19,759
Exxon Mobil Corp.	1,222	123,031
Fastenal Co. (b)	204	10,096
FedEx Corp. (b)	204	30,882
FirstEnergy Corp.	407	14,131
FMC Technologies, Inc. (a)	407	24,855
Ford Motor Co. (b)	1,628	28,067
Franklin Resources, Inc.	611	35,340
Freeport-McMoRan Copper & Gold, Inc.	407	14,855
General Dynamics Corp. (b)	204	23,776
General Electric Co.	3,054	80,259
General Mills, Inc.	204	10,718
General Motors Co.	407	14,774
Gilead Sciences, Inc. (a)(b)	815	67,572
Google, Inc. (Class A) (a)	100	58,467
Google, Inc. (Class C) (a)(b)	100	57,528
Halliburton Co.	407	28,901
HCP, Inc.	611	25,283
Hess Corp.	204	20,174
Hewlett-Packard Co.	815	27,449
Hillshire Brands Co.	122	7,601
Honeywell International, Inc. (b)	407	37,831
Illinois Tool Works, Inc. (b)	407	35,637
Ingersoll-Rand PLC (b)	407	25,442
Intel Corp. (b)	1,628	50,305
International Business Machines Corp. (b)	407	73,777
Intuit, Inc. (b)	204	16,428
Johnson & Johnson	611	63,923
Johnson Controls, Inc.	407	20,322
JPMorgan Chase & Co. (b)	1,222	70,412
Juniper Networks, Inc. (a)	407	9,988
Kellogg Co.	204	13,403
Kimberly-Clark Corp. (b)	204	22,689
Kinder Morgan Management, LLC (a)(b)	232	18,312
Kinder Morgan, Inc. (b)	42	1,523
Kohl’s Corp. (b)	204	10,747
Kraft Foods Group, Inc.	33	1,978
L Brands, Inc.	407	23,875
Las Vegas Sands Corp.	204	15,549
Liberty Interactive Corp. (Class A) (a)	407	11,950
Liberty Ventures, (Series A) (a)	28	2,066
Lockheed Martin Corp.	204	32,789
Lowe’s Cos., Inc.	611	29,322
Macy’s, Inc.	407	23,614
Marathon Oil Corp. (b)	611	24,391
Marathon Petroleum Corp. (b)	204	15,926
Marsh & McLennan Cos., Inc. (b)	407	21,091
Mattel, Inc. (b)	815	31,761
McCormick & Co., Inc. (b)	611	43,741
McDonald’s Corp.	204	20,551
McKesson Corp.	204	37,987
Mead Johnson Nutrition Co. (b)	204	19,007
Medtronic, Inc. (b)	611	38,957
Merck & Co., Inc.	815	47,148
MetLife, Inc.	611	33,947
Microsoft Corp.	2,239	93,366
Mondelez International, Inc. (Class A)	204	7,672
Monsanto Co.	204	25,447
Morgan Stanley	611	19,754
National Oilwell Varco, Inc. (b)	204	16,799
NetApp, Inc.	204	7,450
Newmont Mining Corp. (b)	204	5,190
News Corp. (Class A) (a)(b)	124	2,225
NextEra Energy, Inc. (b)	204	20,906
NIKE, Inc. (Class B) (b)	407	31,563
Noble Energy, Inc. (b)	407	31,526
Norfolk Southern Corp.	204	21,018
Northrop Grumman Corp.	407	48,689
NOW, Inc. (a)(b)	50	1,810
O’Reilly Automotive, Inc. (a)(b)	204	30,722
Occidental Petroleum Corp.	407	41,770
Oracle Corp.	1,424	57,715
Parker Hannifin Corp.	204	25,649
PepsiCo, Inc.	407	36,361
Pfizer, Inc.	2,011	59,686
PG&E Corp. (b)	204	9,796
Philip Morris International, Inc.	407	34,314
Phillips 66	100	8,043
Pioneer Natural Resources Co. (b)	204	46,881
PNC Financial Services Group, Inc. (b)	204	18,166
PPL Corp.	611	21,709
Praxair, Inc.	204	27,099
ProLogis (b)	611	25,106
Prudential Financial, Inc. (b)	407	36,129
Public Service Enterprise Group, Inc.	407	16,602
Public Storage	204	34,955
QUALCOMM, Inc.	611	48,391
Range Resources Corp.	204	17,738
Raytheon Co. (b)	204	18,819
Retail Opportunity Investments Corp. (b)	3,054	48,039
Ross Stores, Inc.	204	13,491
Salesforce.com, Inc. (a)(b)	815	47,335
SanDisk Corp. (b)	204	21,304
Schlumberger, Ltd. (b)	407	48,006
Simon Property Group, Inc.	204	33,921
Southwestern Energy Co. (a)	204	9,280
Spectra Energy Corp.	407	17,289
St. Jude Medical, Inc. (b)	407	28,185
Starbucks Corp. (b)	407	31,494
State Street Corp. (b)	204	13,721
Sysco Corp. (b)	407	15,242
Target Corp. (b)	204	11,822
Texas Instruments, Inc.	611	29,200
The ADT Corp. (b)	50	1,747
The Allstate Corp.	407	23,899
The Bank of New York Mellon Corp. (b)	611	22,900
The Boeing Co. (b)	204	25,955
The Charles Schwab Corp.	1,018	27,415
The Chubb Corp.	204	18,803
The Clorox Co. (b)	204	18,646
The Coca-Cola Co. (b)	815	34,523
The Dow Chemical Co. (b)	611	31,442
The Estee Lauder Cos., Inc. (Class A) (b)	204	15,149

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

The Goldman Sachs Group, Inc. (b)	204	$34,158
The Hershey Co.	204	19,863
The Home Depot, Inc. (b)	407	32,951
The J.M. Smucker Co. (b)	204	21,740
The Mosaic Co.	204	10,088
The Procter & Gamble Co.	407	31,986
The Southern Co. (b)	204	9,258
The Travelers Cos., Inc. (b)	204	19,190
The Walt Disney Co.	611	52,387
The Williams Cos., Inc.	611	35,566
Thermo Fisher Scientific, Inc.	407	48,026
Time Warner Cable, Inc.	204	30,049
Time Warner, Inc.	407	28,592
Time, Inc. (a)(b)	50	1,211
TJX Cos., Inc. (b)	407	21,632
Twenty-First Century Fox, Inc. (Class A)	1,018	35,783
Tyco International, Ltd.	204	9,302
Tyson Foods, Inc. (Class A) (b)	815	30,595
U.S. Bancorp (b)	611	26,469
Union Pacific Corp.	408	40,698
United Financial Bancorp, Inc.	3,257	44,132
United Parcel Service, Inc. (Class B)	204	20,943
United Technologies Corp.	204	23,552
UnitedHealth Group, Inc.	407	33,272
Valero Energy Corp.	407	20,391
Vector Group, Ltd. (b)	2,017	41,712
Verizon Communications, Inc. (b)	968	47,364
Viacom, Inc. (Class B)	204	17,693
Visa, Inc. (Class A)	204	42,985
Wal-Mart Stores, Inc. (b)	407	30,553
Walgreen Co.	407	30,171
Washington Prime Group, Inc. (a)	102	1,911
Waste Management, Inc. (b)	407	18,205
WellPoint, Inc. (b)	204	21,952
Wells Fargo & Co. (b)	1,628	85,568
Western Digital Corp.	204	18,829
Whole Foods Market, Inc.	407	15,722
Yahoo!, Inc. (a)	611	21,464
Yum! Brands, Inc. (b)	204	16,565
Zoetis, Inc. (b)	23	742

		6,449,855

TOTAL COMMON STOCKS —
(Cost $11,007,550)		12,978,882

PREFERRED STOCKS — 0.0% (d)
UNITED KINGDOM — 0.0% (d)
Rolls-Royce Holdings PLC (Class C) (a)(f) (Cost $145)	86,162	148

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Acerinox SA (expiring 7/14/14) (a)	534	324
Repsol SA (expiring 7/10/14) (a)	246	167

TOTAL RIGHTS —
(Cost $489)		491

WARRANTS — 0.0% (d)
HONG KONG — 0.0% (d)
Sun Hung Kai Properties, Ltd. (expiring 04/22/16) (a) (Cost $0)	171	223

SHORT TERM INVESTMENTS — 21.0%
UNITED STATES — 21.0%
MONEY MARKET FUNDS — 21.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	2,517,357	2,517,357
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	222,033	222,033

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,739,390)		2,739,390

TOTAL INVESTMENTS — 120.4%
(Cost $13,747,574)		15,719,134
OTHER ASSETS & LIABILITIES — (20.4)%		(2,661,321)

NET ASSETS — 100.0%		$13,057,813

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	8.9%
Banks	8.5
Pharmaceuticals	5.5
Insurance	4.6
Media	3.3
Chemicals	2.9
Real Estate Investment Trusts	2.6
Semiconductors & Semiconductor Equipment	2.6
Software	2.4
Diversified Telecommunication Services	2.3
Food Products	2.3
Metals & Mining	2.2
Capital Markets	2.2
Machinery	2.1
Technology Hardware, Storage & Peripherals	2.1
Aerospace & Defense	2.1
Food & Staples Retailing	2.1
Biotechnology	2.0
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.8
Industrial Conglomerates	1.7
Energy Equipment & Services	1.7
IT Services	1.7
Health Care Equipment & Supplies	1.6
Automobiles	1.5
Internet Software & Services	1.5
Beverages	1.3
Specialty Retail	1.3
Health Care Providers & Services	1.3
Road & Rail	1.3
Wireless Telecommunication Services	1.2
Real Estate Management & Development	1.2
Electronic Equipment, Instruments & Components	1.2
Electrical Equipment	1.1
Household Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Diversified Financial Services	1.0
Multiline Retail	1.0
Communications Equipment	1.0
Tobacco	0.9
Air Freight & Logistics	0.8
Construction & Engineering	0.8
Consumer Finance	0.7
Trading Companies & Distributors	0.7
Commercial Services & Supplies	0.6
Internet & Catalog Retail	0.6
Multi-Utilities	0.6
Life Sciences Tools & Services	0.6
Professional Services	0.5
Auto Components	0.5
Building Products	0.4
Marine	0.4
Construction Materials	0.4
Leisure Products	0.3
Thrifts & Mortgage Finance	0.3
Independent Power and Renewable Electricity Producers	0.3
Transportation Infrastructure	0.2
Water Utilities	0.2
Household Durables	0.2
Personal Products	0.2
Airlines	0.1
Paper & Forest Products	0.1
Gas Utilities	0.1
Containers & Packaging	0.0 ***
Short Term Investments	21.0
Other Assets & Liabilities	(20.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Rolls-Royce Holdings PLC, which was Level 2 and part of the Automobiles Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 9.5%
Banco Bradesco SA Preference Shares ADR	7,019	$101,916
BRF — Brasil Foods SA ADR (a)	2,226	54,114
Itau Unibanco Holding SA Preference Shares ADR	9,261	133,172
Petroleo Brasileiro SA ADR	7,022	109,824
Vale SA Preference Shares ADR	6,388	76,017

		475,043

CHINA — 21.4%
Agricultural Bank of China, Ltd. (Class H)	72,000	31,771
Bank of China, Ltd. (Class H)	266,196	119,182
China Construction Bank Corp.	242,154	183,091
China Life Insurance Co., Ltd. (Class H)	24,584	64,391
China Petroleum & Chemical Corp. (Class H)	85,600	81,620
China Shenhua Energy Co., Ltd. (Class H)	11,144	32,208
Industrial & Commercial Bank of China (Class H)	247,454	156,448
PetroChina Co., Ltd. (Class H)	70,812	89,448
Ping An Insurance Group Co. of China, Ltd. (Class H) (a)	7,000	54,191
Tencent Holdings, Ltd.	17,184	262,072

		1,074,422

HONG KONG — 6.8%
China Mobile, Ltd.	20,355	197,500
China Overseas Land & Investment, Ltd. (a)	14,000	33,960
CNOOC, Ltd.	60,362	108,413

		339,873

INDIA — 1.4%
ICICI Bank, Ltd. ADR (a)	1,435	71,606

MEXICO — 5.9%
America Movil SAB de CV, ADR, Series L (a)	5,725	118,794
Cemex SAB de CV ADR (b)	3,935	52,060
Fomento Economico Mexicano SAB de CV, ADR (a)	674	63,120
Grupo Televisa SA de CV ADR (a)	1,729	59,322

		293,296

RUSSIA — 9.8%
Gazprom OAO ADR	19,841	172,914
Lukoil OAO ADR	1,704	101,746
Magnit OJSC GDR	874	51,566
Mobile Telesystems OJSC ADR	1,694	33,440
NovaTek OAO GDR	305	37,942
Sberbank of Russia ADR	9,014	91,312

		488,920

SOUTH AFRICA — 8.8%
MTN Group, Ltd.	5,658	119,124
Naspers, Ltd.	1,325	155,930
Sasol, Ltd.	1,851	110,022
Standard Bank Group, Ltd.	4,076	55,554

		440,630

SOUTH KOREA — 21.9%
Hyundai Mobis	229	64,278
Hyundai Motor Co.	517	117,268
KB Financial Group, Inc. ADR	1,298	45,118
Kia Motors Corp.	883	49,395
LG Chem, Ltd.	156	45,637
NAVER Corp.	94	77,575
POSCO ADR	877	65,284
Samsung Electronics Co., Ltd. GDR	741	478,686
Shinhan Financial Group Co., Ltd. ADR	1,435	65,809
SK Hynix, Inc.	1,910	91,649

		1,100,699

TAIWAN — 14.1%
Cathay Financial Holding Co., Ltd.	26,000	40,622
China Steel Corp.	38,275	32,176
Chunghwa Telecom Co., Ltd. ADR (a)	1,300	41,678
Formosa Plastics Corp.	14,280	38,166
Hon Hai Precision Industry Co., Ltd. GDR	18,882	125,565
MediaTek, Inc.	5,000	84,567
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,190	346,304

		709,078

TOTAL COMMON STOCKS —
(Cost $4,687,460)		4,993,567

SHORT TERM INVESTMENTS — 7.0%
UNITED STATES — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	319,444	319,444
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	32,318	32,318

TOTAL SHORT TERM INVESTMENTS —
(Cost $351,762)		351,762

TOTAL INVESTMENTS — 106.6%
(Cost $5,039,222)		5,345,329
OTHER ASSETS & LIABILITIES — (6.6)%		(329,593)

NET ASSETS — 100.0%		$5,015,736

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	21.0%
Semiconductors & Semiconductor Equipment	19.9
Oil, Gas & Consumable Fuels	16.9
Wireless Telecommunication Services	9.4
Internet Software & Services	6.8
Media	4.3
Metals & Mining	3.4
Automobiles	3.3
Insurance	3.2
Electronic Equipment, Instruments & Components	2.5
Chemicals	1.7
Auto Components	1.3
Beverages	1.3
Food Products	1.1
Construction Materials	1.0
Food & Staples Retailing	1.0
Diversified Telecommunication Services	0.8
Real Estate Management & Development	0.7
Short Term Investments	7.0
Other Assets & Liabilities	(6.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
CHILE — 3.1%
Banco Santander Chile ADR	467	$12,352
Cencosud SA ADR	1,152	11,451
Cia Cervecerias Unidas SA	287	3,363
Corpbanca SA	244,432	3,015
Empresa Nacional de Electricidad SA ADR	441	19,933
Empresas COPEC SA	410	5,332
Enersis SA ADR	988	16,648
Latam Airlines Group SA ADR (a)	1,007	13,514
SACI Falabella	657	5,945
Sociedad Quimica y Minera de Chile SA ADR	311	9,115

		100,668

COLOMBIA — 2.1%
Almacenes Exito SA	512	8,607
BanColombia SA ADR	193	11,156
Cementos Argos SA	1,416	8,904
Ecopetrol SA ADR (b)	449	16,187
Grupo de Inversiones Suramericana SA	691	14,667
Interconexion Electrica SA ESP (a)	1,477	7,205

		66,726

CZECH REPUBLIC — 0.7%
CEZ AS (a)	358	10,803
Komercni Banka AS	36	8,278
O2 Czech Republic AS	341	4,830

		23,911

EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	1,615	7,881
Global Telecom Holding GDR (a)	2,245	8,010

		15,891

GREECE — 1.9%
Alpha Bank AE (a)	4,195	3,906
Eurobank Ergasias SA (a)	14,452	7,302
Folli Follie SA (a)	102	4,064
Hellenic Telecommunications Organization SA (a)	474	7,009
JUMBO SA (a)	297	4,863
National Bank of Greece SA (a)	2,735	9,998
OPAP SA	432	7,689
Piraeus Bank SA (a)	3,614	8,016
Public Power Corp. SA	286	4,421
Titan Cement Co. SA	124	4,020

		61,288

HUNGARY — 0.6%
MOL Hungarian Oil and Gas NyRt	119	6,369
OTP Bank PLC	456	8,771
Richter Gedeon NyRt	270	5,184

		20,324

INDONESIA — 5.3%
Adaro Energy Tbk PT	34,900	3,459
Astra International Tbk PT	8,900	5,462
Bank Central Asia Tbk PT	22,000	20,413
Bank Mandiri Tbk PT	21,000	17,227
Bank Negara Indonesia Persero Tbk PT	20,000	8,039
Bank Rakyat Indonesia Persero Tbk PT	19,000	16,548
Charoen Pokphand Indonesia Tbk PT	18,000	5,724
Indocement Tunggal Prakarsa Tbk PT	4,000	7,609
Indofood Sukses Makmur Tbk PT	12,500	7,064
Kalbe Farma Tbk PT	67,400	9,438
Lippo Karawaci Tbk PT	55,900	4,527
Matahari Department Store Tbk PT	3,100	3,609
Perusahaan Gas Negara Persero Tbk PT	26,000	12,227
Semen Indonesia Persero Tbk PT	7,500	9,537
Telekomunikasi Indonesia Persero Tbk PT	99,300	20,647
Unilever Indonesia Tbk PT	3,500	8,643
United Tractors Tbk PT	4,500	8,768

		168,941

MALAYSIA — 9.5%
Alliance Financial Group Bhd	3,500	5,145
AMMB Holdings Bhd	3,500	7,761
Axiata Group Bhd	4,700	10,202
British American Tobacco Malaysia Bhd	400	8,164
Bumi Armada Bhd (a)	4,700	4,977
CIMB Group Holdings Bhd	9,283	21,162
Digi.Com Bhd	8,200	14,633
Felda Global Ventures Holdings Bhd	4,600	5,960
Gamuda Bhd	6,000	8,801
Genting Bhd	4,600	14,311
Genting Malaysia Bhd	7,100	9,287
Hong Leong Bank Bhd	1,300	5,587
IHH Healthcare Bhd	6,100	8,321
IJM Corp. Bhd	4,600	9,598
IOI Corp. Bhd	5,500	8,993
IOI Properties Group Sdn Bhd (a)	2,699	2,118
Kuala Lumpur Kepong Bhd	1,200	9,044
Malayan Banking Bhd	7,932	24,283
Malaysia Airports Holdings Bhd	2,371	5,892
Maxis Bhd	4,300	9,039
Petronas Chemicals Group Bhd	5,100	10,753
Petronas Dagangan Bhd	800	5,989
Petronas Gas Bhd	1,300	9,919
PPB Group Bhd	1,400	6,601
Public Bank Bhd	2,600	15,854
Sapurakencana Petroleum Bhd (a)	8,300	11,322
Sime Darby Bhd	4,575	13,778
Telekom Malaysia Bhd	3,296	6,518
Tenaga Nasional Bhd	5,400	20,483
UMW Holdings Bhd	1,400	4,761
YTL Corp. Bhd	14,200	7,164

		306,420

MEXICO — 11.8%
Alfa SAB de CV (Class A)	6,072	16,808
America Movil SAB de CV	61,142	63,390
Cemex SAB de CV (a)	20,539	27,200
Coca-Cola Femsa SAB de CV	995	11,288
Compartamos SAB de CV	1,839	3,544
Fibra Uno Administracion SA de CV	3,106	10,839
Fomento Economico Mexicano SAB de CV	3,182	29,823
Genomma Lab Internacional SAB de CV (Class B) (a)	2,091	5,672
Grupo Aeroportuario del Sureste SAB de CV	697	8,862
Grupo Bimbo SAB de CV	3,683	10,808
Grupo Carso SA de CV	1,393	7,246
Grupo Financiero Banorte SAB de CV	4,878	34,890
Grupo Financiero Inbursa SA	4,977	14,763

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Grupo Financiero Santander Mexico SAB de CV (Class B)	3,982	$10,571
Grupo Mexico SAB de CV	7,764	25,872
Grupo Televisa SA de CV	5,374	36,872
Industrias Penoles SA de CV	304	7,602
Kimberly-Clark de Mexico SAB de CV	3,683	10,308
Mexichem SAB de CV	2,488	10,295
Minera Frisco SAB de CV (a)	698	1,375
Promotora y Operadora de Infraestructura SAB de CV (a)	549	7,336
Wal-Mart de Mexico SAB de CV	8,391	22,444

		377,808

PERU — 1.1%
Compania de Minas Buenaventura SA ADR	161	1,902
Credicorp, Ltd. (b)	132	20,522
Southern Copper Corp. (b)	398	12,087

		34,511

PHILIPPINES — 2.4%
Aboitiz Equity Ventures, Inc.	5,790	7,428
Ayala Corp.	520	7,714
Ayala Land, Inc.	15,000	10,481
BDO Unibank, Inc.	4,730	10,132
International Container Terminal Services, Inc.	2,810	7,146
JG Summit Holdings, Inc.	3,760	4,415
Philippine Long Distance Telephone Co.	115	7,872
SM Investments Corp.	400	7,478
SM Prime Holdings, Inc.	14,500	5,268
Universal Robina Corp.	2,450	8,660

		76,594

POLAND — 3.9%
Bank Pekao SA	281	16,087
Bank Zachodni WBK SA	41	4,982
Eurocash SA	111	1,470
KGHM Polska Miedz SA	314	12,868
Mbank	39	6,486
Orange Polska SA	1,857	5,932
Polska Grupa Energetyczna SA	1,662	11,849
Polski Koncern Naftowy Orlen SA	794	10,720
Polskie Gornictwo Naftowe i Gazownictwo SA	4,454	7,700
Powszechna Kasa Oszczednosci Bank Polski SA	1,773	22,011
Powszechny Zaklad Ubezpieczen SA	122	17,828
Tauron Polska Energia SA (a)	3,880	6,606

		124,539

QATAR — 0.8%
Masraf Al Rayan	684	8,549
Ooredoo QSC	122	3,985
Qatar Electricity & Water Co.	96	4,559
Qatar Islamic Bank SAQ	180	4,059
Vodafone Qatar	974	4,200

		25,352

SOUTH AFRICA — 14.8%
Anglo Platinum, Ltd. (a)	124	5,374
AngloGold Ashanti, Ltd. (a)	671	11,217
Aspen Pharmacare Holdings, Ltd.	498	13,991
Barclays Africa Group, Ltd.	577	8,759
Bidvest Group, Ltd.	565	15,007
Discovery, Ltd.	475	4,338
Exxaro Resources, Ltd. (b)	400	5,207
FirstRand, Ltd.	4,980	19,075
Gold Fields, Ltd.	1,371	4,949
Growthpoint Properties, Ltd.	3,448	8,015
Impala Platinum Holdings, Ltd.	962	9,665
Imperial Holdings, Ltd.	445	8,366
Kumba Iron Ore, Ltd. (b)	149	4,748
Life Healthcare Group Holdings, Ltd.	2,251	8,779
Medi-Clinic Corp., Ltd.	596	4,576
MMI Holdings, Ltd.	2,293	5,658
Mr. Price Group, Ltd.	607	10,316
MTN Group, Ltd.	2,258	47,540
Naspers, Ltd.	601	70,727
Nedbank Group, Ltd.	365	7,862
Redefine Properties, Ltd.	6,157	5,550
Remgro, Ltd.	819	17,706
RMB Holdings, Ltd.	1,611	7,964
Sanlam, Ltd.	3,096	17,970
Sasol, Ltd.	869	51,653
Shoprite Holdings, Ltd.	752	10,885
Standard Bank Group, Ltd.	1,838	25,051
Steinhoff International Holdings, Ltd. (b)	2,378	13,244
The Foschini Group, Ltd. (b)	625	6,550
The Spar Group, Ltd.	594	6,946
Tiger Brands, Ltd. (b)	343	9,886
Truworths International, Ltd.	941	6,633
Vodacom Group, Ltd. (b)	668	8,254
Woolworths Holdings, Ltd.	1,469	10,791

		473,252

SOUTH KOREA — 14.7%
Celltrion, Inc. (a)	33	1,518
Cheil Industries, Inc.	30	2,081
Daewoo Securities Co., Ltd. (a)	880	7,584
E-Mart Co., Ltd.	27	6,191
Hana Financial Group, Inc.	290	10,748
Hankook Tire Co., Ltd.	99	5,910
Hyundai Engineering & Construction Co., Ltd.	142	8,084
Hyundai Heavy Industries Co., Ltd.	43	7,522
Hyundai Mobis	56	15,719
Hyundai Motor Co.	123	27,899
Hyundai Steel Co.	83	6,103
KB Financial Group, Inc. ADR	363	12,618
Kia Motors Corp.	223	12,475
KJB Financial Group Co., Ltd. (a)	30	331
KNB Financial Group Co., Ltd. (a)	46	584
Korea Electric Power Corp. ADR	458	8,427
KT&G Corp.	133	11,765
LG Chem, Ltd.	51	14,920
LG Corp.	139	8,586
LG Display Co., Ltd. ADR (a)	677	10,676
LG Electronics, Inc.	134	9,840
LG Household & Health Care, Ltd.	13	5,852
Lotte Shopping Co., Ltd.	18	5,488
NAVER Corp.	21	17,331
NCSoft Corp.	7	1,263
POSCO ADR	223	16,600
S-Oil Corp.	94	5,286
Samsung C&T Corp.	160	11,797

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Samsung Electro-Mechanics Co., Ltd.	44	$2,535
Samsung Electronics Co., Ltd. GDR (c)	166	107,236
Samsung Electronics Co., Ltd. GDR (c)	30	15,690
Samsung Fire & Marine Insurance Co., Ltd.	37	9,416
Samsung Heavy Industries Co., Ltd.	210	5,614
Samsung Life Insurance Co., Ltd.	61	6,150
Samsung SDI Co., Ltd.	46	7,365
Shinhan Financial Group Co., Ltd. ADR	398	18,252
SK Holdings Co., Ltd.	40	7,215
SK Hynix, Inc. (a)	510	24,472
SK Innovation Co., Ltd.	75	8,376
Woori Finance Holdings Co., Ltd. (a)	403	4,800

		470,319

TAIWAN — 15.7%
Advanced Semiconductor Engineering Inc, ADR (b)	1,381	8,977
Asia Cement Corp.	6,000	8,219
Asustek Computer, Inc.	1,000	11,153
AU Optronics Corp. ADR (a)(b)	1,791	7,504
Catcher Technology Co., Ltd.	1,000	9,328
Cathay Financial Holding Co., Ltd.	9,000	14,062
Chang Hwa Commercial Bank	8,000	4,957
Cheng Shin Rubber Industry Co. Ltd.	2,000	5,118
China Development Financial Holding Corp.	35,000	11,511
China Steel Corp.	13,000	10,928
Chinatrust Financial Holding Co., Ltd.	16,000	10,664
Chunghwa Telecom Co., Ltd. ADR (b)	299	9,586
Compal Electronics, Inc.	7,000	5,720
Delta Electronics, Inc.	2,000	14,569
E.Sun Financial Holding Co., Ltd.	10,910	6,997
Far Eastern New Century Corp.	7,000	7,537
Far EasTone Telecommunications Co., Ltd.	2,000	4,555
First Financial Holding Co., Ltd	10,000	6,430
Formosa Chemicals & Fibre Corp.	4,000	10,128
Formosa Plastics Corp.	5,000	13,363
Fubon Financial Holding Co., Ltd.	7,000	10,116
Hon Hai Precision Industry Co., Ltd. GDR	5,972	39,714
HTC Corp.	1,000	4,622
Hua Nan Financial Holdings Co., Ltd.	10,000	6,263
Inotera Memories, Inc. (a)	4,000	7,274
Inventec Co., Ltd.	2,000	1,916
Lite-On Technology Corp.	4,000	6,678
MediaTek, Inc.	1,000	16,913
Mega Financial Holding Co., Ltd.	12,000	9,987
Nan Ya Plastics Corp.	5,000	12,040
Pou Chen Corp.	5,000	6,020
President Chain Store Corp.	1,000	8,005
Quanta Computer, Inc.	4,000	11,655
Siliconware Precision Industries Co. ADR	1,393	11,437
SinoPac Financial Holdings Co., Ltd.	15,000	6,757
Taishin Financial Holdings Co., Ltd.	17,180	8,804
Taiwan Cement Corp.	6,000	9,083
Taiwan Cooperative Financial Holding Co., Ltd.	10,000	5,727
Taiwan Mobile Co., Ltd.	2,000	6,189
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,851	103,763
Uni-President Enterprises Corp.	6,000	10,771
United Microelectronics Corp.	18,000	9,013
Yuanta Financial Holding Co., Ltd.	15,000	8,113

		502,166

THAILAND — 5.2%
Advanced Info Service PCL	2,200	14,913
Airports of Thailand PCL	1,000	6,116
Bangkok Bank PCL ADR NVDR	2,061	12,256
BEC World PCL	3,300	4,957
Central Pattana PCL	3,900	5,888
Charoen Pokphand Foods PCL	7,200	6,045
CP ALL PCL	9,600	14,198
Kasikornbank PCL	3,100	19,581
Krung Thai Bank PCL	11,100	7,148
PTT Exploration & Production PCL	2,900	14,967
PTT Global Chemical PCL	3,800	7,903
PTT PCL	1,700	16,657
The Siam Cement PCL NVDR	1,000	13,927
The Siam Commercial Bank PCL	3,800	19,378
True Corp. PCL NVDR (a)	15,300	4,502

		168,436

TURKEY — 4.1%
Akbank TAS	4,056	14,902
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	485	5,936
BIM Birlesik Magazalar AS	513	11,759
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,040	5,068
Eregli Demir ve Celik Fabrikalari TAS	4,507	8,056
Haci Omer Sabanci Holding AS	2,002	9,338
KOC Holding AS	1,639	8,039
TAV Havalimanlari Holding AS	160	1,272
Tupras-Turkiye Petrol Rafinerileri AS	350	8,155
Turk Hava Yollari Anonim Ortakligi (a)	1,693	5,182
Turkcell Iletisim Hizmetleri AS (a)	1,728	10,798
Turkiye Garanti Bankasi AS	5,043	19,717
Turkiye Halk Bankasi AS	887	6,652
Turkiye Is Bankasi (Class C)	4,152	11,221
Turkiye Vakiflar Bankasi Tao (Class D)	2,626	6,155

		132,250

UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	2,148	4,129
Aldar Properties PJSC	5,839	4,928
Arabtec Holding Co. (a)	3,011	2,140
DP World, Ltd.	239	4,708
Dubai Financial Market	4,897	3,480
Emaar Properties PJSC	2,932	6,714
First Gulf Bank PJSC	1,032	4,468
National Bank of Abu Dhabi PJSC	1,224	4,732

		35,299

TOTAL COMMON STOCKS —
(Cost $3,032,797)		3,184,695

PREFERRED STOCKS — 0.4%
COLOMBIA — 0.4%
Grupo Argos SA/Colombia Preference Shares (Cost $10,428)	1,089	12,977

RIGHTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Public Bank Bhd (expiring 7/18/14) (a) (Cost $0)	260	445

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 2.4%
UNITED STATES — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	56,180	$56,180
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	20,569	20,569

TOTAL SHORT TERM INVESTMENTS —
(Cost $76,749)		76,749

TOTAL INVESTMENTS — 102.1%
(Cost $3,119,974)		3,274,866
OTHER ASSETS & LIABILITIES — (2.1)%		(67,397)

NET ASSETS — 100.0%		$3,207,469

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	21.0%
Semiconductors & Semiconductor Equipment	9.5
Wireless Telecommunication Services	6.7
Oil, Gas & Consumable Fuels	5.3
Metals & Mining	4.3
Media	3.6
Construction Materials	3.2
Food & Staples Retailing	3.1
Industrial Conglomerates	3.0
Diversified Financial Services	2.9
Chemicals	2.8
Food Products	2.8
Electric Utilities	2.6
Electronic Equipment, Instruments & Components	2.5
Insurance	2.4
Diversified Telecommunication Services	1.9
Technology Hardware, Storage & Peripherals	1.6
Automobiles	1.6
Beverages	1.6
Real Estate Management & Development	1.5
Construction & Engineering	1.1
Pharmaceuticals	1.0
Transportation Infrastructure	1.0
Specialty Retail	1.0
Hotels, Restaurants & Leisure	1.0
Auto Components	0.9
Multiline Retail	0.8
Household Products	0.8
Real Estate Investment Trusts	0.8
Household Durables	0.7
Gas Utilities	0.7
Machinery	0.7
Health Care Providers & Services	0.7
Independent Power and Renewable Electricity Producers	0.6
Tobacco	0.6
Airlines	0.6
Internet Software & Services	0.5
Capital Markets	0.5
Energy Equipment & Services	0.4
Trading Companies & Distributors	0.4
Multi-Utilities	0.4
Distributors	0.3
Textiles, Apparel & Luxury Goods	0.2
Consumer Finance	0.1
Software	0.0 ***
Short Term Investments	2.4
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for IOI Properties Group Sdn Bhd, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.09% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 6.6%
AGL Energy, Ltd.	540	$7,890
ALS, Ltd.	358	2,994
Amcor, Ltd.	672	6,615
AMP, Ltd.	514	2,571
ASX, Ltd.	141	4,743
Australia & New Zealand Banking Group, Ltd.	376	11,832
BHP Billiton, Ltd.	1,736	58,823
Brambles, Ltd.	943	8,180
CFS Retail Property Trust Group	5,022	9,670
Cochlear, Ltd.	46	2,679
Commonwealth Bank of Australia	406	30,993
CSL, Ltd.	380	23,869
Federation Centres, Ltd.	1,761	4,139
Flight Centre Travel Group, Ltd.	53	2,224
Lend Lease Group	200	2,475
Macquarie Group, Ltd.	46	2,589
Metcash, Ltd.	950	2,367
National Australia Bank, Ltd.	342	10,581
Origin Energy, Ltd.	179	2,470
QBE Insurance Group, Ltd.	238	2,442
Ramsay Health Care, Ltd.	63	2,706
REA Group, Ltd.	61	2,459
Rio Tinto, Ltd.	252	14,107
Santos, Ltd.	191	2,571
Scentre Group (a)	5,903	17,828
Seek, Ltd.	169	2,528
Stockland	2,477	9,071
Suncorp Group, Ltd.	200	2,556
Telstra Corp., Ltd.	7,894	38,818
The GPT Group	3,606	13,070
Transurban Group	1,650	11,509
Wesfarmers, Ltd.	119	4,699
Westfield Corp.	1,682	11,351
Westpac Banking Corp.	413	13,207
Woodside Petroleum, Ltd.	304	11,784
Woolworths, Ltd.	1,169	38,860
WorleyParsons, Ltd.	172	2,826

		400,096

AUSTRIA — 0.2%
Erste Group Bank AG	80	2,587
OMV AG	61	2,756
Raiffeisen Bank International AG	83	2,649
Voestalpine AG	54	2,570

		10,562

BELGIUM — 1.3%
Ageas	60	2,393
Anheuser-Busch InBev NV	382	43,881
Belgacom SA	340	11,282
Colruyt SA	202	10,261
Delhaize Group	34	2,300
KBC Groep NV (a)	44	2,395
Solvay SA	16	2,753
Umicore	52	2,416

		77,681

DENMARK — 2.4%
AP Moeller — Maersk A/S (Class A)	1	2,353
AP Moeller — Maersk A/S (Class B)	1	2,485
Carlsberg A/S (Class B)	24	2,585
Coloplast A/S (Class B)	184	16,639
Danske Bank A/S	104	2,939
Novo Nordisk A/S (Class B)	1,768	81,367
Novozymes A/S (Class B)	256	12,840
Pandora A/S	66	5,060
TDC A/S	693	7,172
Tryg A/S	74	7,474
William Demant Holding (a)	28	2,542

		143,456

FINLAND — 0.7%
Elisa Oyj	253	7,738
Fortum Oyj	101	2,712
Kone Oyj (Class B)	210	8,764
Metso Oyj	62	2,349
Nokia Oyj	338	2,559
Orion Oyj (Class B)	79	2,945
Sampo Oyj (Class A)	214	10,826
UPM-Kymmene Oyj	144	2,461
Wartsila Oyj Abp	80	3,967

		44,321

FRANCE — 7.5%
Aeroports de Paris	92	12,120
Air Liquide SA	260	35,100
Alstom SA	63	2,297
AXA SA	521	12,451
BNP Paribas	298	20,215
Bouygues SA	55	2,288
Bureau Veritas SA	406	11,268
Cap Gemini SA	36	2,568
Carrefour SA	116	4,279
Casino Guichard-Perrachon SA	20	2,652
Christian Dior SA	12	2,387
Compagnie de Saint-Gobain	78	4,400
Compagnie Generale des Etablissements Michelin	99	11,828
Credit Agricole SA	255	3,596
Danone	116	8,615
Dassault Systemes SA	84	10,806
EDF SA	62	1,952
Essilor International SA	161	17,073
Eutelsat Communications SA	131	4,551
GDF Suez	319	8,781
Iliad SA	28	8,463
Kering	11	2,412
L’Oreal SA	129	22,228
Lafarge SA	29	2,517
Legrand SA	130	7,953
LVMH Moet Hennessy Louis Vuitton SA	125	24,097
Natixis	373	2,391
Orange SA	434	6,848
Pernod Ricard SA	21	2,522
Peugeot SA (a)	191	2,823
Publicis Groupe SA	96	8,141
Renault SA	51	4,611
Rexel SA	105	2,455
Safran SA	39	2,553
Sanofi	155	16,464
Schneider Electric SE (a)	55	5,177

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SCOR SE	94	$3,233
Societe BIC SA	19	2,599
Societe Generale SA	201	10,528
Sodexo	103	11,077
Technip SA	50	5,469
Total SA	1,272	91,920
Unibail-Rodamco SE	13	3,781
Valeo SA	20	2,686
Veolia Environnement SA	135	2,572
Vinci SA	79	5,906
Vivendi SA (a)	423	10,349
Zodiac Aerospace	97	3,283

		454,285

GERMANY — 7.5%
adidas AG	99	10,026
Allianz SE	87	14,496
Axel Springer SE	41	2,523
BASF SE	452	52,621
Bayer AG	373	52,678
Bayerische Motoren Werke AG	51	6,467
Bayerische Motoren Werke AG Preference Shares	26	2,492
Beiersdorf AG	161	15,578
Commerzbank AG (a)	296	4,653
Continental AG	58	13,432
Daimler AG	189	17,700
Deutsche Bank AG	362	12,735
Deutsche Boerse AG	34	2,639
Deutsche Lufthansa AG	99	2,125
Deutsche Post AG	137	4,954
Deutsche Telekom AG	1,213	21,258
E.ON AG	780	16,105
Fresenius Medical Care AG & Co. KGaA	290	19,491
Fresenius SE & Co. KGaA	71	10,586
Fuchs Petrolub SE Preference Shares	54	2,441
GEA Group AG	94	4,450
Hannover Rueck SE	35	3,154
HeidelbergCement AG	30	2,560
Henkel AG & Co. KGaA	90	9,057
Henkel AG & Co. KGaA Preference Shares	54	6,242
Hugo Boss AG	18	2,690
Infineon Technologies AG	211	2,637
K+S AG	69	2,269
Kabel Deutschland Holding AG	44	6,443
Lanxess AG	36	2,430
Linde AG	58	12,333
Merck KGaA	64	5,555
Metro AG (a)	62	2,702
Muenchener Rueckversicherungs- Gesellschaft AG	40	8,867
Porsche Automobil Holding SE Preference Shares	49	5,105
RWE AG	186	7,988
SAP AG	599	46,255
Siemens AG	102	13,470
Telefonica Deutschland Holding AG (a)	873	7,218
ThyssenKrupp AG (a)	83	2,419
United Internet AG	62	2,731
Volkswagen AG	24	6,204
Volkswagen AG Preference Shares	33	8,666

		456,445

HONG KONG — 4.4%
AIA Group, Ltd.	2,800	14,072
BOC Hong Kong Holdings, Ltd.	5,500	15,932
Cheung Kong Infrastructure Holdings, Ltd.	2,000	13,793
CLP Holdings, Ltd.	3,000	24,618
Galaxy Entertainment Group, Ltd.	2,000	15,999
Hang Seng Bank, Ltd.	2,400	39,203
HKT Trust/HKT, Ltd.	3,000	3,534
Hong Kong & China Gas Co., Ltd.	4,400	9,628
Hong Kong Exchanges and Clearing, Ltd.	600	11,187
Li & Fung, Ltd.	4,000	5,925
MTR Corp., Ltd.	4,500	17,331
New World Development Co., Ltd.	2,000	2,276
Noble Group, Ltd.	3,000	3,297
Power Assets Holdings, Ltd.	3,000	26,225
Sands China, Ltd.	1,600	12,087
SJM Holdings, Ltd.	1,000	2,506
Sun Hung Kai Properties, Ltd.	1,000	13,716
Swire Pacific, Ltd.	500	6,155
Techtronic Industries Co.	1,000	3,206
The Link REIT	3,500	18,831
Wynn Macau, Ltd.	800	3,138
Yue Yuen Industrial Holdings, Ltd.	1,000	3,348

		266,007

IRELAND — 0.5%
CRH PLC	98	2,515
James Hardie Industries PLC	252	3,292
Kerry Group PLC (Class A)	268	20,126
Ryanair Holdings PLC (a)	573	5,421

		31,354

ISRAEL — 0.7%
Bank Hapoalim BM	2,346	13,575
Bank Leumi Le-Israel BM (a)	1,313	5,127
Israel Chemicals, Ltd.	277	2,375
Mizrahi Tefahot Bank, Ltd.	411	5,320
NICE Systems, Ltd.	64	2,617
Teva Pharmaceutical Industries, Ltd.	279	14,761

		43,775

ITALY — 1.3%
Assicurazioni Generali SpA	258	5,656
Banco Popolare SC (a)	149	2,454
Enel SpA	1,946	11,334
ENI SpA	632	17,289
Exor SpA	72	2,956
Fiat SpA (a)	508	5,015
Intesa Sanpaolo SpA	2,705	8,355
Luxottica Group SpA	73	4,225
Saipem SpA (a)	96	2,589
Snam Rete Gas SpA	454	2,735
Telecom Italia SpA	7,788	7,693
UBI Banca ScPA	311	2,691
UniCredit SpA	797	6,673

		79,665

JAPAN — 17.8%
ABC-Mart, Inc.	100	5,350
Aeon Co., Ltd.	300	3,690

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Aisin Seiki Co., Ltd.	100	$3,978
ANA Holdings, Inc.	4,000	9,437
Aozora Bank, Ltd.	1,000	3,287
Asahi Breweries, Ltd.	100	3,139
Asahi Glass Co., Ltd.	1,000	5,893
Astellas Pharma, Inc.	800	10,511
Benesse Holdings, Inc.	200	8,677
Bridgestone Corp.	100	3,499
Calbee, Inc.	200	5,516
Canon, Inc.	200	6,507
Chubu Electric Power Co., Inc. (a)	200	2,486
Chugai Pharmaceutical Co., Ltd.	200	5,636
Chuo Mitsui Trust Holdings, Inc.	1,000	4,570
Daihatsu Motor Co., Ltd.	200	3,556
Daiichi Sankyo Co., Ltd.	200	3,731
Daikin Industries, Ltd.	100	6,310
Daito Trust Construction Co., Ltd.	100	11,757
DeNA Co., Ltd.	100	1,352
Denso Corp.	100	4,773
Dentsu, Inc.	100	4,072
East Japan Railway Co.	200	15,752
Eisai Co., Ltd.	500	20,947
Electric Power Development Co., Ltd.	100	3,248
FamilyMart Co., Ltd.	200	8,618
Fuji Heavy Industries, Ltd.	400	11,075
FUJIFILM Holdings Corp.	100	2,789
Fujitsu, Ltd.	1,000	7,492
Fukuoka Financial Group, Inc.	1,000	4,827
Hino Motors, Ltd.	200	2,754
Hisamitsu Pharmaceutical Co., Inc.	100	4,472
Hitachi, Ltd.	1,000	7,324
Honda Motor Co., Ltd.	300	10,474
Hoya Corp.	200	6,645
Idemitsu Kosan Co., Ltd.	100	2,173
Inpex Corp.	200	3,040
Isuzu Motors, Ltd.	1,000	6,614
ITOCHU Corp.	700	8,990
Japan Airlines Co., Ltd.	200	11,056
Japan Prime Realty Investment Corp.	1	3,588
Japan Real Estate Investment Corp.	2	11,648
Japan Retail Fund Investment Corp.	4	8,995
Japan Tobacco, Inc.	600	21,873
JFE Holdings, Inc.	200	4,128
JX Holdings, Inc.	1,400	7,490
Kakaku.com, Inc.	200	3,504
Kao Corp.	400	15,743
KDDI Corp.	200	12,199
Kirin Holdings Co., Ltd.	200	2,888
Kobe Steel, Ltd.	2,000	3,001
Komatsu, Ltd.	200	4,643
Kyocera Corp.	100	4,746
Lawson, Inc.	200	15,004
M3, Inc.	200	3,182
Marubeni Corp.	1,000	7,315
McDonald’s Holdings Co. (Japan), Ltd.	200	5,617
Miraca Holdings, Inc.	100	4,847
Mitsubishi Chemical Holdings Corp.	700	3,103
Mitsubishi Corp.	600	12,479
Mitsubishi Heavy Industries, Ltd.	1,000	6,239
Mitsubishi Materials Corp.	1,000	3,504
Mitsubishi Motors Corp.	300	3,311
Mitsubishi Tanabe Pharma Corp.	700	10,482
Mitsubishi UFJ Financial Group, Inc.	4,100	25,133
Mitsui & Co., Ltd.	600	9,618
Mizuho Financial Group, Inc.	8,700	17,863
MS&AD Insurance Group Holdings, Inc.	100	2,415
Nagoya Railroad Co., Ltd.	1,000	3,988
NEC Corp.	1,000	3,188
Nippon Building Fund, Inc.	2	11,687
Nippon Express Co., Ltd.	1,000	4,847
Nippon Prologis REIT, Inc.	4	9,326
Nippon Steel & Sumitomo Metal Corp.	1,000	3,198
Nippon Telegraph & Telephone Corp.	400	24,946
Nippon Yusen K.K.	1,000	2,882
Nissan Motor Co., Ltd.	700	6,640
Nissin Foods Holding Co., Ltd.	200	10,286
Nitori Holding Co., Ltd.	300	16,406
NKSJ Holdings, Inc.	100	2,693
Nomura Holdings, Inc.	600	4,247
Nomura Research Institute, Ltd.	100	3,149
NTT DoCoMo, Inc.	1,800	30,774
Oracle Corp.	100	4,373
Oriental Land Co., Ltd.	100	17,131
ORIX Corp.	200	3,315
Osaka Gas Co., Ltd.	2,000	8,410
Otsuka Holdings Co., Ltd.	800	24,796
Panasonic Corp.	400	4,872
Park24 Co., Ltd.	400	7,273
Resona Holdings, Inc.	900	5,242
Ricoh Co., Ltd.	200	2,383
Sankyo Co., Ltd.	200	7,690
Santen Pharmaceutical Co., Ltd.	100	5,627
Secom Co., Ltd.	200	12,221
Sega Sammy Holdings, Inc.	200	3,935
Sekisui House, Ltd.	200	2,742
Seven & I Holdings Co., Ltd.	100	4,213
Seven Bank, Ltd.	700	2,861
Shimamura Co., Ltd.	100	9,832
Shin-Etsu Chemical Co., Ltd.	100	6,079
Shionogi & Co., Ltd.	400	8,347
Softbank Corp.	100	7,446
Sony Corp.	300	4,981
Sumitomo Chemical Co., Ltd.	1,000	3,781
Sumitomo Corp.	500	6,752
Sumitomo Electric Industries, Ltd.	200	2,813
Sumitomo Mitsui Financial Group, Inc.	400	16,757
Suntory Beverage & Food, Ltd.	300	11,771
Suzuken Co., Ltd.	100	3,721
Suzuki Motor Corp.	100	3,132
Sysmex Corp.	100	3,756
T&D Holdings, Inc.	200	2,719
Takeda Pharmaceutical Co., Ltd.	600	27,831
The Bank of Yokohama, Ltd.	3,000	17,265
The Chiba Bank, Ltd.	2,000	14,116
The Chugoku Bank, Ltd.	500	7,690
The Dai-ichi Life Insurance Co., Ltd.	200	2,979
The Gunma Bank, Ltd.	1,000	5,913
The Iyo Bank, Ltd.	400	4,043
The Kansai Electric Power Co., Inc. (a)	300	2,828
The Tokyo Electric Power Co., Inc. (a)	700	2,916
Tobu Railway Co., Ltd.	1,000	5,232
Tohoku Electric Power Co., Inc.	200	2,347

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Tokio Marine Holdings, Inc.	100	$3,289
Tokyo Gas Co., Ltd.	3,000	17,531
TonenGeneral Sekiyu K.K.	1,000	9,496
Toray Industries, Inc.	1,000	6,574
Toshiba Corp.	1,000	4,669
Toyota Industries Corp.	100	5,163
Toyota Motor Corp.	400	24,022
Toyota Tsusho Corp.	100	2,875
Trend Micro, Inc.	100	3,292
Unicharm Corp.	200	11,918
United Urban Investment Corp.	6	9,684
USS Co., Ltd.	800	13,654
West Japan Railway Co.	500	22,013
Yahoo! Japan Corp.	800	3,696
Yamada Denki Co., Ltd.	700	2,494
Yamato Holdings Co., Ltd.	500	10,360

		1,081,693

LUXEMBOURG — 0.7%
Altice SA (a)	51	3,552
ArcelorMittal	280	4,152
RTL Group SA	26	2,892
SES SA	683	25,903
Tenaris SA	240	5,652

		42,151

NETHERLANDS — 2.2%
Aegon NV	538	4,695
Airbus Group NV	66	4,422
Akzo Nobel NV	34	2,549
ASML Holding NV	31	2,887
CNH Industrial NV	232	2,382
Gemalto NV	38	3,938
Heineken NV	36	2,584
ING Groep NV (a)	881	12,376
Koninklijke (Royal) KPN NV (a)	736	2,681
Koninklijke Ahold NV	520	9,761
Koninklijke Boskalis Westminster NV	48	2,753
Koninklijke DSM NV	35	2,549
Koninklijke Philips NV	114	3,617
QIAGEN NV (a)	111	2,690
Reed Elsevier NV	471	10,802
Unilever NV	1,431	62,608
Ziggo NV	53	2,451

		135,745

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,380	8,127
Ryman Healthcare, Ltd.	367	2,747

		10,874

NORWAY — 0.7%
DnB NOR ASA	185	3,383
Gjensidige Forsikring ASA	134	2,402
Norsk Hydro ASA	459	2,456
Seadrill, Ltd.	69	2,736
Statoil ASA	478	14,676
Telenor ASA	665	15,139
Yara International ASA	52	2,604

		43,396

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	613	3,075
Jeronimo Martins SGPS SA	169	2,780

		5,855

SINGAPORE — 2.7%
ComfortDelGro Corp., Ltd.	2,000	4,011
DBS Group Holdings, Ltd.	2,000	26,872
Keppel Corp., Ltd.	1,000	8,655
Oversea-Chinese Banking Corp., Ltd.	3,000	22,982
SembCorp Industries, Ltd.	1,000	4,307
SembCorp Marine, Ltd.	1,000	3,289
Singapore Airlines, Ltd.	2,000	16,637
Singapore Exchange, Ltd.	1,000	5,575
Singapore Press Holdings, Ltd.	3,000	10,035
Singapore Technologies Engineering Ltd.	1,000	3,048
Singapore Telecommunications, Ltd.	9,000	27,794
StarHub, Ltd.	2,000	6,690
United Overseas Bank, Ltd.	1,000	18,064
Wilmar International, Ltd.	1,000	2,559
Yangzijiang Shipbuilding Holdings, Ltd.	3,000	2,599

		163,117

SPAIN — 1.6%
ACS, Actividades de Construccion y Servicios SA	63	2,881
Banco Bilbao Vizcaya Argentaria SA	944	12,032
Banco de Sabadell SA	780	2,661
Banco Popular Espanol SA	374	2,499
Banco Santander SA	2,204	23,024
CaixaBank SA	423	2,610
Gas Natural SDG SA	89	2,811
Iberdrola SA	1,136	8,683
Inditext SA	129	19,852
Repsol SA	229	6,039
Telefonica SA	874	14,982
Zardoya Otis SA	140	2,492

		100,566

SWEDEN — 2.0%
Alfa Laval AB	174	4,482
Assa Abloy AB (Class B)	155	7,883
Atlas Copco AB (Class A)	644	18,601
Elekta AB (Class B)	187	2,378
Hennes & Mauritz AB (Class B)	627	27,386
Industrivarden AB	121	2,389
Investor AB (Class B)	142	5,325
Kinnevik Investment AB (Class B)	120	5,112
Nordea Bank AB	536	7,560
Sandvik AB	171	2,335
Skandinaviska Enskilda Banken AB (Class A)	260	3,473
Skanska AB (Class B)	248	5,657
Svenska Cellulosa AB (Class B)	87	2,266
Svenska Handelsbanken AB (Class A)	77	3,767
Swedbank AB (Class A)	146	3,870
Telefonaktiebolaget LM Ericsson (Class B)	358	4,324
TeliaSonera AB	1,202	8,776
Volvo AB (Class B)	234	3,222

		118,806

SWITZERLAND — 13.0%
ABB, Ltd. (a)	1,089	25,076
Actelion, Ltd. (a)	58	7,338
Adecco SA (a)	32	2,634
Barry Callebaut AG (a)	7	9,512

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Cie Financiere Richemont SA	257	$26,966
Credit Suisse Group AG (a)	293	8,379
EMS-Chemie Holding AG	13	5,189
Geberit AG	24	8,425
Givaudan SA (a)	19	31,688
Holcim, Ltd. (a)	31	2,725
Julius Baer Group, Ltd. (a)	422	17,398
Kuehne & Nagel International AG	75	9,980
Lindt & Spruengli AG	2	10,180
Nestle SA	1,869	144,791
Novartis AG	1,386	125,503
Partners Group Holding AG	38	10,387
Roche Holding AG	471	140,482
Schindler Holding AG	27	4,104
Schindler Holding AG	17	2,563
SGS SA	9	21,566
Sika AG	1	4,089
Sulzer AG	17	2,385
Swiss Life Holding AG (a)	11	2,609
Swiss Prime Site AG (a)	188	15,582
Swiss Re AG (a)	381	33,898
Swisscom AG	60	34,878
Syngenta AG	80	29,797
The Swatch Group AG	40	4,443
The Swatch Group AG	15	9,058
Transocean, Ltd. (a)	59	2,652
UBS AG (a)	511	9,375
Zurich Insurance Group AG (a)	75	22,607

		786,259

UNITED KINGDOM — 25.7%
Aberdeen Asset Management PLC	632	4,905
Admiral Group PLC	237	6,277
AMEC PLC	167	3,469
Anglo American PLC	305	7,458
ASOS PLC (a)	37	1,873
Associated British Foods PLC	266	13,867
AstraZeneca PLC	944	70,060
Aviva PLC	371	3,238
Babcock International Group PLC	807	16,034
BAE Systems PLC	2,319	17,165
Barclays PLC	4,575	16,646
BG Group PLC	1,656	34,969
BHP Billiton PLC	1,180	38,123
BP PLC	7,779	68,486
British American Tobacco PLC	1,402	83,375
British Sky Broadcasting Group PLC	1,566	24,206
BT Group PLC	885	5,824
Bunzl PLC	391	10,844
Burberry Group PLC	281	7,125
Capita PLC	577	11,296
Centrica PLC	7,682	41,060
Cobham PLC	687	3,669
Compass Group PLC (a)	2,848	49,524
Croda International PLC	89	3,349
Diageo PLC	1,977	63,078
Direct Line Insurance Group PLC	1,854	8,553
easyJet PLC	96	2,241
G4S PLC	732	3,194
GKN PLC	391	2,428
GlaxoSmithKline PLC	3,356	89,746
Glencore PLC (a)	2,175	12,107
Hargreaves Lansdown PLC	156	3,302
HSBC Holdings PLC	5,266	53,385
ICAP PLC	385	2,502
IMI PLC	183	4,653
Imperial Tobacco Group PLC	817	36,740
Inmarsat PLC	205	2,620
Intertek Group PLC	240	11,281
ITV PLC	2,331	7,102
J Sainsbury PLC	1,722	9,289
Johnson Matthey PLC	121	6,414
Kingfisher PLC	360	2,210
Land Securities Group PLC	248	4,393
Legal & General Group PLC	2,879	11,096
Lloyds Banking Group PLC (a)	5,105	6,481
London Stock Exchange Group PLC	95	3,260
Marks & Spencer Group PLC	1,471	10,695
Meggitt PLC	472	4,084
National Grid PLC	2,383	34,226
Next PLC	198	21,921
Old Mutual PLC	759	2,566
Pearson PLC	127	2,506
Petrofac, Ltd.	183	3,764
Prudential PLC	248	5,686
Reckitt Benckiser Group PLC	751	65,489
Reed Elsevier PLC	1,800	28,931
Rexam PLC	550	5,031
Rio Tinto PLC	780	41,458
Rolls-Royce Holdings PLC (a)	1,067	19,503
Royal Bank of Scotland Group PLC (a)	449	2,521
Royal Dutch Shell PLC (Class A)	661	27,334
Royal Dutch Shell PLC (Class B)	1,593	69,252
Royal Mail PLC (a)	422	3,601
RSA Insurance Group PLC	300	2,436
SABMiller PLC	426	24,678
Schroders PLC	70	2,999
Shire PLC	279	21,801
Smith & Nephew PLC	1,211	21,514
Smiths Group PLC	257	5,699
Sports Direct International PLC (a)	203	2,452
SSE PLC	1,285	34,429
Standard Chartered PLC	497	10,147
Standard Life PLC	380	2,431
Tate & Lyle PLC	295	3,453
Tesco PLC	6,076	29,526
The Sage Group PLC	688	4,518
The Weir Group PLC	117	5,239
Tui Travel PLC	367	2,498
Tullow Oil PLC	175	2,554
Unilever PLC	1,319	59,788
United Utilities Group PLC	493	7,435
Vodafone Group PLC	12,257	40,867
Whitbread PLC	93	7,011
William Hill PLC	530	2,972
William Morrison Supermarkets PLC	703	2,205
Wolseley PLC	149	8,160
WPP PLC	670	14,595

		1,556,892

TOTAL COMMON STOCKS —
(Cost $5,993,274)		6,053,001

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (b)
HONG KONG — 0.0% (b)
HKT Trust/HKT, Ltd. (expiring 7/15/14) (a)	540	$160

SPAIN — 0.0% (b)
Repsol SA (expiring 7/10/14) (a)	229	156

TOTAL RIGHTS —
(Cost $151)		316

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d) (Cost $6,505)	6,505	6,505

TOTAL INVESTMENTS — 99.9%
(Cost $5,999,930)		6,059,822
OTHER ASSETS & LIABILITIES — 0.1%		3,979

NET ASSETS — 100.0%		$6,063,801

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	12.6%
Banks	9.4
Oil, Gas & Consumable Fuels	5.9
Food Products	5.8
Diversified Telecommunication Services	4.3
Chemicals	3.9
Insurance	3.3
Metals & Mining	3.2
Media	2.5
Beverages	2.5
Food & Staples Retailing	2.5
Real Estate Investment Trusts	2.5
Tobacco	2.3
Automobiles	2.3
Electric Utilities	2.1
Hotels, Restaurants & Leisure	2.1
Multi-Utilities	2.0
Textiles, Apparel & Luxury Goods	1.7
Specialty Retail	1.6
Wireless Telecommunication Services	1.6
Household Products	1.6
Machinery	1.4
Capital Markets	1.4
Software	1.4
Road & Rail	1.3
Health Care Equipment & Supplies	1.2
Professional Services	1.1
Diversified Financial Services	1.1
Aerospace & Defense	1.1
Trading Companies & Distributors	1.0
Personal Products	0.9
Auto Components	0.9
Health Care Providers & Services	0.9
Real Estate Management & Development	0.8
Commercial Services & Supplies	0.8
Airlines	0.7
Gas Utilities	0.7
Industrial Conglomerates	0.7
Electrical Equipment	0.6
Multiline Retail	0.6
Energy Equipment & Services	0.6
Biotechnology	0.5
Building Products	0.5
Transportation Infrastructure	0.5
Construction & Engineering	0.4
Air Freight & Logistics	0.4
Electronic Equipment, Instruments & Components	0.3
Household Durables	0.3
Internet Software & Services	0.3
Marine	0.2
Technology Hardware, Storage & Peripherals	0.2
IT Services	0.2
Containers & Packaging	0.2
Leisure Products	0.2
Construction Materials	0.1
Diversified Consumer Services	0.1
Water Utilities	0.1
Semiconductors & Semiconductor Equipment	0.1
Communications Equipment	0.1
Independent Power and Renewable Electricity Producers	0.1
Health Care Technology	0.1
Paper & Forest Products	0.0	***
Internet & Catalog Retail	0.0	***
Short Term Investment	0.1
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 8.1%
AES Tiete SA Preference Shares	1,100	$9,702
AMBEV SA ADR	10,094	71,062
Banco Bradesco SA	300	4,388
Banco Bradesco SA Preference Shares	1,000	14,541
Banco do Brasil SA	900	10,147
Banco do Estado do Rio Grande do Sul SA Preference Shares	300	1,463
Banco Santander Brazil SA ADS	499	3,453
BB Seguridade Participacoes SA	1,800	26,492
BM&FBOVESPA SA	600	3,155
BR Malls Participacoes SA	200	1,706
BR Properties SA	200	1,208
Bradespar SA Preference Shares	200	1,837
BRF — Brasil Foods SA ADR	199	4,838
CCR SA	1,200	9,800
Centrais Eletricas Brasileiras SA ADR	499	1,457
Centrais Eletricas Brasileiras SA ADR preferred shares	299	1,423
CETIP SA — Balcao Organizado de Ativos e Derivativos	400	5,708
Cia de Saneamento Basico do Estado de Sao Paulo ADR	199	2,133
Cia Paranaense de Energia, ADR	100	1,531
Cielo SA	2,500	51,608
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	100	4,633
Companhia Energetica de Minas Gerais ADR	1,695	13,543
Companhia Energetica de Sao Paulo Preference Shares	100	1,261
Companhia Siderurgica Nacional SA ADR	598	2,548
Cosan SA Industria e Comercio	100	1,819
CPFL Energia SA ADR	100	1,820
Cyrela Brazil Realty SA	200	1,254
EcoRodovias Infraestrutura e Logistica SA	1,800	12,364
Embraer SA, ADR	50	1,822
Estacio Participacoes SA	200	2,654
Fibria Celulose SA ADR (a)	199	1,934
Gerdau SA Preference Shares	600	3,523
Investimentos Itau SA Preference Shares	1,800	7,097
Itau Unibanco Holding SA Preference Shares ADR	1,207	17,352
JBS SA	600	2,069
Klabin SA	300	1,511
Kroton Educacional SA	100	2,811
Lojas Renner SA	200	6,424
M Dias Branco SA	100	4,434
Metalurgica Gerdau SA Preference Shares	400	2,837
Natura Cosmeticos SA	600	10,140
Oi SA ADR	2,094	1,797
Petroleo Brasileiro SA ADR (b)	1,296	18,961
Petroleo Brasileiro SA ADR (b)	1,944	30,404
Porto Seguro SA	200	2,891
Souza Cruz SA	1,800	18,595
Telefonica Brasil SA ADR	199	4,082
Tim Participacoes SA ADR	60	1,742
Totvs SA	800	13,793
Tractebel Energia SA	1,500	22,458
Transmissora Alianca de Energia Electrica SA	600	5,417
Ultrapar Participacoes SA ADR	499	11,776
Usinas Siderurgicas de Minas Gerais SA Preference Shares (a)	400	1,376
Vale SA ADR	1,197	15,836
Vale SA Preference Shares ADR	1,296	15,422
Via Varejo SA (a)	200	2,246

		498,298

CHILE — 2.0%
AES Gener SA	6,447	3,337
Aguas Andinas SA Class A	22,559	14,211
Banco de Chile ADR	351	28,119
Banco de Credito e Inversiones	152	8,782
Banco Santander Chile ADR	62	1,640
Cencosud SA ADR	238	2,366
Cia Cervecerias Unidas SA, ADR	203	4,754
Colbun SA	48,827	12,249
Corpbanca SA ADR	428	7,978
Empresa Nacional de Electricidad SA ADR	301	13,605
Empresas CMPC SA	687	1,495
Empresas COPEC SA	198	2,575
Enersis SA ADR	164	2,763
ENTEL Chile SA	240	2,952
Latam Airlines Group SA ADR (a)	130	1,745
SACI Falabella	460	4,162
Sociedad Quimica y Minera de Chile SA ADR	190	5,569
Vina Concha y Toro SA ADR	138	5,516

		123,818

CHINA — 12.3%
Agricultural Bank of China, Ltd. (Class H)	35,000	15,444
Air China, Ltd.	2,000	1,172
Aluminum Corp. of China, Ltd. (Class H) (a)	4,000	1,435
Anhui Conch Cement Co., Ltd. (Class H)	500	1,716
Anta Sports Products, Ltd.	2,000	3,179
Bank of China, Ltd. (Class H)	124,000	55,517
Bank of Communications Co., Ltd. (Class H) (a)	13,000	8,974
BBMG Corp. (Class H)	2,500	1,613
Brilliance China Automotive Holdings, Ltd.	6,000	11,256
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (Class H) (a)	2,200	1,363
China Agri-Industries Holdings, Ltd.	4,000	1,522
China Bluechemical, Ltd. (Class H)	6,000	3,275
China Cinda Asset Management Co. Ltd. (Class H) (a)	3,000	1,490
China Citic Bank Corp., Ltd. (Class H)	13,000	7,883
China Coal Energy Co., Ltd. (Class H)	4,000	2,080
China Communications Construction Co., Ltd. (Class H)	6,000	4,026
China Communications Services Corp., Ltd. (Class H)	14,000	6,810
China Construction Bank Corp. (a)	91,000	68,805
China Everbright Bank Co., Ltd. (Class H) (a)	3,000	1,382
China Life Insurance Co., Ltd. (Class H)	4,000	10,477

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

China Longyuan Power Group Corp. (Class H)	1,000	$1,085
China Merchants Bank Co., Ltd. (Class H) (a)	4,000	7,886
China Minsheng Banking Corp., Ltd. (Class H)	7,800	7,065
China National Building Material Co., Ltd. (Class H)	4,000	3,525
China Pacific Insurance Group Co., Ltd. (Class H)	1,600	5,646
China Petroleum & Chemical Corp. (Class H)	38,000	36,233
China Railway Construction Corp., Ltd. (Class H)	3,000	2,640
China Railway Group, Ltd. (Class H)	6,000	2,934
China Shenhua Energy Co., Ltd. (Class H) (a)	7,000	20,231
China Telecom Corp., Ltd. (Class H)	16,000	7,824
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	3,000	1,386
Country Garden Holdings Co., Ltd.	4,000	1,590
Datang International Power Generation Co., Ltd. (Class H)	4,000	1,564
Dongfeng Motor Group Co., Ltd. (Class H)	6,000	10,745
Great Wall Motor Co., Ltd. (Class H)	2,500	9,290
Guangzhou Automobile Group Co., Ltd. (Class H)	2,000	2,317
Guangzhou R&F Properties Co., Ltd. (Class H)	1,200	1,482
Haitian International Holdings, Ltd.	1,000	2,335
Hengan International Group Co., Ltd.	3,000	31,586
Huaneng Power International, Inc. (Class H) (a)	4,000	4,516
Industrial & Commercial Bank of China (Class H)	89,000	56,268
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	5,000	6,400
Jiangsu Expressway Co., Ltd. (Class H)	12,000	14,198
Jiangxi Copper Co., Ltd. (Class H)	2,000	3,164
Kingsoft Corp., Ltd.	1,000	3,013
Longfor Properties Co., Ltd.	1,500	1,848
New China Life Insurance Co., Ltd. (Class H)	500	1,658
Nine Dragons Paper Holdings, Ltd.	2,000	1,360
People’s Insurance Co. Group of China, Ltd. (Class H) (a)	4,000	1,579
PetroChina Co., Ltd. (Class H)	18,000	22,737
PICC Property & Casualty Co., Ltd. (Class H)	2,000	3,030
Ping An Insurance Group Co. of China, Ltd. (Class H)	500	3,871
Shanghai Electric Group Co., Ltd. (Class H) (a)	4,000	1,610
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	7,100	14,767
Shenzhou International Group Holdings, Ltd.	4,000	13,651
Sihuan Pharmaceutical Holdings Group, Ltd.	16,000	9,785
Sinopec Engineering Group Co., Ltd. (Class H)	4,500	5,063
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	6,000	1,672
Sinopharm Group Co., Ltd. (Class H)	800	2,214
Soho China, Ltd.	16,500	13,008
Tencent Holdings, Ltd.	8,277	126,232
Tingyi Cayman Islands Holding Corp.	6,000	16,799
Tsingtao Brewery Co., Ltd. (Class H)	2,000	15,638
Want Want China Holdings, Ltd.	14,000	20,123
Yanzhou Coal Mining Co., Ltd. (Class H)	2,000	1,512
Zhejiang Expressway Co., Ltd. (Class H)	14,000	14,180
Zhuzhou CSR Times Electric Co., Ltd. (Class H) (a)	1,000	3,039
Zijin Mining Group Co., Ltd. (Class H)	6,000	1,363
ZTE Corp. (Class H)	1,200	2,366

		753,447

COLOMBIA — 1.5%
Almacenes Exito SA	263	4,421
Banco Davivienda SA Preference Shares	887	14,307
BanColombia SA ADR	47	2,717
Corp Financiera Colombiana SA	252	5,140
Ecopetrol SA ADR	771	27,795
Grupo Argos SA	612	7,358
Grupo Argos SA/Colombia Preference Shares	397	4,731
Grupo de Inversiones Suramericana SA	200	4,245
Grupo de Inversiones Suramericana SA Preference Shares	891	18,865

		89,579

CZECH REPUBLIC — 0.3%
CEZ AS (a)	109	3,289
Komercni Banka AS	8	1,840
O2 Czech Republic AS	994	14,080

		19,209

EGYPT — 0.4%
Commercial International Bank Egypt SAE GDR	3,959	19,320
Telecom Egypt	1,209	2,266

		21,586

GREECE — 0.3%
Alpha Bank AE (a)	1,782	1,659
Folli Follie SA (a)	76	3,028
Hellenic Telecommunications Organization SA (a)	152	2,248
National Bank of Greece SA (a)	609	2,226
OPAP SA	431	7,671
Piraeus Bank SA (a)	917	2,034
Public Power Corp. SA	119	1,840

		20,706

HONG KONG — 8.3%
AAC Technologies Holdings, Inc.	2,500	16,273
Agile Property Holdings, Ltd.	2,000	1,409
Beijing Enterprises Holdings, Ltd.	2,000	18,928
Belle International Holdings, Ltd.	9,000	9,987
Biostime International Holdings, Ltd.	500	2,774
China Gas Holdings, Ltd.	8,000	16,598
China Mengniu Dairy Co., Ltd.	3,000	13,877
China Mobile, Ltd.	15,000	145,542
China Overseas Land & Investment, Ltd.	8,000	19,406

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

China Pharmaceutical Group, Ltd.	4,000	$3,195
China Resources Enterprise, Ltd.	2,000	5,548
China Resources Gas Group, Ltd.	8,000	25,186
China Resources Land, Ltd.	2,000	3,659
China Resources Power Holdings Co., Ltd.	4,000	11,354
China Taiping Insurance Holdings Co., Ltd. (a)	1,000	1,791
China Unicom (Hong Kong), Ltd.	4,000	6,183
Citic Pacific, Ltd.	2,000	3,504
CNOOC, Ltd.	34,000	61,066
COSCO Pacific, Ltd.	2,000	2,771
Evergrande Real Estate Group, Ltd.	6,000	2,330
Fosun International, Ltd.	1,000	1,329
GCL Poly Energy Holdings, Ltd. (a)	5,000	1,671
Geely Automobile Holdings, Ltd.	10,000	3,522
GOME Electrical Appliances Holding, Ltd.	9,000	1,475
Guangdong Investment, Ltd.	16,000	18,456
Haier Electronics Group Co., Ltd.	3,000	7,838
Hanergy Solar Group, Ltd. (a)	46,000	7,063
Kingboard Chemical Holdings, Ltd.	1,000	2,062
Kunlun Energy Co., Ltd.	4,000	6,596
Lenovo Group, Ltd.	26,000	35,493
New World China Land, Ltd.	2,000	1,195
Poly Property Group Co., Ltd.	3,000	1,250
Shimao Property Holdings, Ltd. (a)	1,000	1,837
Sino Biopharmaceutical, Ltd.	16,000	12,965
Sino-Ocean Land Holdings, Ltd.	3,000	1,521
Sun Art Retail Group Ltd.	22,000	25,178
Uni-President China Holdings, Ltd.	4,000	3,066
Yuexiu Property Co., Ltd.	8,000	1,528

		505,426

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	50	2,676
OTP Bank PLC	159	3,058
Richter Gedeon NyRt	79	1,517

		7,251

INDIA — 5.4%
Dr. Reddy’s Laboratories, Ltd. ADR	679	29,299
GAIL India Ltd, GDR	552	25,524
HDFC Bank, Ltd. ADR	499	23,363
ICICI Bank, Ltd. ADR (a)	225	11,228
Infosys, Ltd.	1,393	74,902
Larsen & Toubro, Ltd. GDR	732	20,547
Mahindra & Mahindra, Ltd. GDR	1,139	21,937
Reliance Industries, Ltd. GDR (c)	890	29,948
State Bank of India GDR	271	24,173
Tata Motors, Ltd. ADR	515	20,116
Tata Steel, Ltd. GDR	1,556	13,584
Wipro, Ltd. ADR	2,892	34,386

		329,007

INDONESIA — 4.3%
Adaro Energy Tbk PT	13,500	1,338
Astra Agro Lestari Tbk PT	2,500	5,942
Astra International Tbk PT	35,400	21,724
Bank Central Asia Tbk PT	51,400	47,693
Bank Danamon Indonesia Tbk PT	17,000	5,944
Bank Mandiri Tbk PT	25,900	21,246
Bank Negara Indonesia Persero Tbk PT	22,400	9,003
Bank Rakyat Indonesia Persero Tbk PT	23,400	20,380
Bumi Serpong Damai PT	13,000	1,628
Charoen Pokphand Indonesia Tbk PT	14,000	4,452
Gudang Garam Tbk PT	500	2,256
Indo Tambangraya Megah Tbk PT	1,000	2,278
Indocement Tunggal Prakarsa Tbk PT	3,500	6,658
Indofood CBP Sukses Makmur Tbk PT	2,000	1,687
Indofood Sukses Makmur Tbk PT	6,500	3,674
Jasa Marga Persero Tbk PT	20,900	10,534
Kalbe Farma Tbk PT	57,300	8,023
Media Nusantara Citra Tbk PT	9,000	2,095
Perusahaan Gas Negara Persero Tbk PT	27,900	13,120
Semen Indonesia Persero Tbk PT	6,000	7,630
Surya Citra Media Tbk PT	9,500	2,873
Tambang Batubara Bukit Asam Persero Tbk PT	1,500	1,357
Telekomunikasi Indonesia Persero Tbk PT	156,600	32,562
Unilever Indonesia Tbk PT	8,500	20,990
United Tractors Tbk PT	3,000	5,846

		260,933

MALAYSIA — 4.6%
AMMB Holdings Bhd	700	1,552
Astro Malaysia Holdings Bhd	1,500	1,640
Axiata Group Bhd	3,500	7,597
Berjaya Sports Toto Bhd	5,100	6,163
British American Tobacco Malaysia Bhd	300	6,123
CIMB Group Holdings Bhd	2,200	5,015
Digi.Com Bhd	5,900	10,528
Genting Bhd	800	2,489
Genting Malaysia Bhd	1,200	1,570
Hong Leong Bank Bhd	4,200	18,050
IHH Healthcare Bhd	16,900	23,053
IJM Corp. Bhd	700	1,461
IOI Corp. Bhd	6,100	9,974
IOI Properties Group Sdn Bhd (a)	1,800	1,413
Kuala Lumpur Kepong Bhd	200	1,507
Malayan Banking Bhd	11,300	34,593
Maxis Bhd	13,300	27,959
MISC Bhd	800	1,619
Petronas Chemicals Group Bhd	8,200	17,289
Petronas Dagangan Bhd	2,500	18,717
Petronas Gas Bhd	2,900	22,127
PPB Group Bhd	300	1,415
Public Bank Bhd	5,600	34,148
RHB Capital Bhd	600	1,598
Sapurakencana Petroleum Bhd (a)	1,100	1,500
Sime Darby Bhd	3,500	10,540
Telekom Malaysia Bhd	700	1,384
Tenaga Nasional Bhd	2,000	7,586
UMW Holdings Bhd	400	1,360
YTL Corp. Bhd	2,700	1,362

		281,332

MEXICO — 3.6%
Alfa SAB de CV (Class A)	897	2,483
America Movil SAB de CV	62,922	65,236
Arca Continental SAB de CV	399	2,704
Cemex SAB de CV (a)	2,992	3,962
Coca-Cola Femsa SAB de CV	399	4,527
Compartamos SAB de CV	1,994	3,843
El Puerto de Liverpool SAB de CV	1,695	20,070
Fibra Uno Administracion SA de CV	698	2,436

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Fomento Economico Mexicano SAB de CV	499	$4,677
Genomma Lab Internacional SAB de CV (Class B) (a)	1,296	3,515
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	798	5,388
Grupo Aeroportuario del Sureste SAB de CV	299	3,802
Grupo Bimbo SAB de CV	499	1,464
Grupo Carso SA de CV	1,097	5,706
Grupo Financiero Banorte SAB de CV	798	5,708
Grupo Financiero Inbursa SA	3,989	11,832
Grupo Financiero Santander Mexico SAB de CV (Class B)	798	2,118
Grupo Mexico SAB de CV	6,182	20,600
Grupo Televisa SA de CV	499	3,424
Industrias Penoles SA de CV	60	1,500
Kimberly-Clark de Mexico SAB de CV	2,792	7,815
Mexichem SAB de CV	399	1,651
OHL Mexico SAB de CV (a)	499	1,531
Promotora y Operadora de Infraestructura SAB de CV (a)	399	5,331
Wal-Mart de Mexico SAB de CV	10,071	26,938

		218,261

PERU — 0.7%
Compania de Minas Buenaventura SA ADR	399	4,712
Credicorp, Ltd.	199	30,938
Southern Copper Corp.	299	9,081

		44,731

PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	1,170	1,501
Aboitiz Power Corp.	4,600	3,862
Bank of the Philippine Islands	7,850	16,365
BDO Unibank, Inc.	1,600	3,427
DMCI Holdings, Inc.	1,310	2,221
International Container Terminal Services, Inc.	3,120	7,934
JG Summit Holdings, Inc.	1,300	1,526
Jollibee Foods Corp.	2,400	9,677
Metropolitan Bank & Trust	2,870	5,747
Philippine Long Distance Telephone Co.	405	27,724
SM Investments Corp.	90	1,683
Universal Robina Corp.	1,370	4,843

		86,510

POLAND — 1.0%
Bank Pekao SA	54	3,092
Bank Zachodni WBK SA	52	6,319
Enea SA	283	1,472
Energa SA	235	1,600
Eurocash SA	168	2,225
Grupa Lotos SA (a)	120	1,462
Jastrzebska Spolka Weglowa SA	99	1,532
KGHM Polska Miedz SA	145	5,942
Mbank	9	1,497
Orange Polska SA	455	1,453
Polska Grupa Energetyczna SA	498	3,550
Polski Koncern Naftowy Orlen SA	420	5,671
Polskie Gornictwo Naftowe i Gazownictwo SA	1,020	1,763
Powszechna Kasa Oszczednosci Bank Polski SA	405	5,028
Powszechny Zaklad Ubezpieczen SA	115	16,805
Tauron Polska Energia SA	1,272	2,166

		61,577

QATAR — 0.6%
Industries Qatar QSC	70	3,250
Masraf Al Rayan	109	1,362
Ooredoo QSC	134	4,376
Qatar Electricity & Water Co.	278	13,203
Qatar Islamic Bank SAQ	291	6,562
Qatar National Bank	47	2,108
The Commercial Bank of Qatar Qsc	169	2,874

		33,735

RUSSIA — 6.5%
AK Transneft OAO (a)	4	8,747
Alrosa AO (a)	3,893	4,779
Federal Hydrogenerating Co. JSC ADR (a)	1,147	2,197
Gazprom OAO ADR (a)	17,326	150,996
Lukoil OAO ADR	899	53,679
Magnit OJSC GDR	480	28,320
MegaFon OAO GDR (a)	190	5,985
MMC Norilsk Nickel OJSC ADR	209	4,140
Mobile Telesystems OJSC ADR	1,097	21,655
Moscow Exchange MICEX-RTS OAO (a)	1,989	3,940
NovaTek OAO GDR	156	19,406
Rosneft Oil Co. GDR (a)	2,224	16,269
Rostelecom ADR (a)	130	1,996
Sberbank of Russia ADR	2,418	24,494
Sberbank Preference Shares (a)	1,003	2,032
Severstal GDR	170	1,381
Sistema JSFC GDR (a)	168	5,174
Surgutneftegas OJSC ADR (a)	838	6,478
Surgutneftegas OJSC ADR Preference Shares (a)	2,543	21,005
Tatneft OAO ADR (a)	167	6,483
Uralkali OJSC GDR	90	2,075
VTB Bank OJSC GDR	3,051	7,444

		398,675

SOUTH AFRICA — 8.1%
African Bank Investments, Ltd.	1,693	1,081
African Rainbow Minerals, Ltd.	195	3,428
AngloGold Ashanti, Ltd. (a)	239	3,995
Aspen Pharmacare Holdings, Ltd.	359	10,086
Assore, Ltd.	69	2,313
Barclays Africa Group, Ltd.	160	2,429
Barloworld, Ltd.	145	1,380
Bidvest Group, Ltd.	737	19,576
Coronation Fund Managers, Ltd.	494	4,435
Discovery, Ltd.	1,036	9,460
Exxaro Resources, Ltd.	111	1,445
FirstRand, Ltd.	6,205	23,767
Gold Fields, Ltd.	507	1,830
Growthpoint Properties, Ltd.	1,339	3,113
Harmony Gold Mining Co., Ltd. (a)	487	1,426
Impala Platinum Holdings, Ltd.	206	2,070
Imperial Holdings, Ltd.	359	6,749
Investec, Ltd.	173	1,585
Kumba Iron Ore, Ltd.	154	4,907
Liberty Holdings, Ltd.	397	4,851
Life Healthcare Group Holdings, Ltd.	6,161	24,027

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Massmart Holdings, Ltd.	220	$2,730
Medi-Clinic Corp., Ltd.	195	1,497
MMI Holdings, Ltd.	590	1,456
Mr. Price Group, Ltd.	695	11,812
MTN Group, Ltd.	3,076	64,763
Naspers, Ltd.	26	3,060
Nedbank Group, Ltd.	490	10,555
Netcare, Ltd.	1,602	4,322
Pick n Pay Stores, Ltd.	979	5,358
PPC, Ltd.	1,966	5,793
Rand Merchant Insurance Holdings, Ltd.	1,109	3,417
Redefine Properties, Ltd.	7,591	6,843
Remgro, Ltd.	763	16,495
RMB Holdings, Ltd.	1,345	6,649
Sanlam, Ltd.	3,274	19,003
Sappi, Ltd. (a)	439	1,579
Sasol, Ltd.	1,187	70,554
Shoprite Holdings, Ltd.	1,495	21,641
Standard Bank Group, Ltd.	2,280	31,075
Steinhoff International Holdings, Ltd.	602	3,353
The Foschini Group, Ltd.	566	5,932
The Spar Group, Ltd.	835	9,765
Tiger Brands, Ltd.	401	11,558
Truworths International, Ltd.	1,480	10,432
Vodacom Group, Ltd.	1,474	18,212
Woolworths Holdings, Ltd.	1,729	12,701

		494,508

SOUTH KOREA — 14.7%
Amorepacific Corp.	17	25,606
AMOREPACIFIC Group	6	4,430
BS Financial Group, Inc.	140	2,062
Cheil Communications, Inc. (a)	140	3,155
Cheil Industries, Inc.	110	7,632
CJ CheilJedang Corp.	17	5,788
CJ Corp.	16	2,214
Coway Co., Ltd.	90	7,534
Daelim Industrial Co., Ltd.	24	2,000
Daewoo International Corp.	50	1,809
Daewoo Securities Co., Ltd. (a)	180	1,551
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	80	2,032
DGB Financial Group, Inc.	130	1,947
Dongbu Insurance Co., Ltd.	341	17,525
Doosan Corp.	12	1,482
Doosan Heavy Industries & Construction Co. Ltd.	60	2,078
Doosan Infracore Co., Ltd. (a)	120	1,536
E-Mart Co., Ltd.	28	6,420
GS Engineering & Construction Corp. (a)	40	1,332
GS Holdings	50	2,229
Halla Visteon Climate Control Corp.	70	3,169
Hana Financial Group, Inc.	320	11,860
Hankook Tire Co., Ltd.	40	2,388
Hanwha Chemical Corp.	80	1,451
Hanwha Corp.	90	2,299
Hanwha Life Insurance Co. Ltd.	230	1,468
Hyosung Corp.	25	1,670
Hyundai Department Store Co., Ltd.	12	1,649
Hyundai Engineering & Construction Co., Ltd.	48	2,733
Hyundai Glovis Co., Ltd.	23	6,126
Hyundai Heavy Industries Co., Ltd.	51	8,922
Hyundai Marine & Fire Insurance Co., Ltd.	550	15,682
Hyundai Mobis	137	38,454
Hyundai Motor Co, GDR	98	7,291
Hyundai Motor Co.	101	22,909
Hyundai Motor Co. Preference Shares	28	4,193
Hyundai Steel Co.	58	4,265
Hyundai Wia Corp.	41	7,942
Industrial Bank of Korea	250	3,336
Kangwon Land, Inc.	570	16,732
KB Financial Group, Inc. ADR	434	15,086
KCC Corp.	3	1,829
Kia Motors Corp.	222	12,419
Korea Electric Power Corp. ADR	598	11,003
Korea Gas Corp. (a)	40	2,182
Korea Investment Holdings Co., Ltd.	40	1,589
Korea Zinc Co., Ltd.	15	5,886
Korean Air Lines Co., Ltd. (a)	50	1,651
KT Corp. ADR	957	14,489
KT&G Corp.	538	47,589
LG Chem, Ltd.	22	6,436
LG Chem, Ltd. Preference Shares	10	1,907
LG Corp.	55	3,397
LG Display Co., Ltd. ADR (a)	419	6,608
LG Electronics, Inc.	84	6,168
LG Household & Health Care, Ltd.	19	8,554
LG Uplus Corp.	190	1,731
Lotte Chemical Corp.	14	2,553
Lotte Shopping Co., Ltd.	20	6,098
LS Uplus Corp.	23	1,689
NAVER Corp.	63	51,991
NCSoft Corp.	25	4,509
OCI Co., Ltd. (a)	9	1,530
ORION Corp.	9	8,246
POSCO ADR	263	19,578
S-Oil Corp.	45	2,531
S1 Corp.	162	13,033
Samsung C&T Corp.	72	5,309
Samsung Card Co., Ltd.	40	1,706
Samsung Electro-Mechanics Co., Ltd.	55	3,169
Samsung Electronics Co., Ltd. GDR (b)	84	43,932
Samsung Electronics Co., Ltd. GDR (b)	271	175,066
Samsung Engineering Co., Ltd. (a)	18	1,425
Samsung Fire & Marine Insurance Co., Ltd.	65	16,542
Samsung Heavy Industries Co., Ltd.	140	3,743
Samsung Life Insurance Co., Ltd.	138	13,912
Samsung SDI Co., Ltd.	56	8,966
Samsung Securities Co., Ltd.	40	1,751
Samsung Techwin Co., Ltd.	26	1,362
Shinhan Financial Group Co., Ltd. ADR	349	16,005
Shinsegae Co., Ltd.	7	1,512
SK C&C Co., Ltd.	46	7,570
SK Holdings Co., Ltd.	74	13,347
SK Hynix, Inc. (a)	180	8,637
SK Innovation Co., Ltd.	91	10,163
SK Networks Co., Ltd. (a)	180	1,912
SK Telecom Co., Ltd. ADR	691	17,925
Woori Finance Holdings Co., Ltd. (a)	440	5,240
Yuhan Corp.	80	14,311

		898,688

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SPAIN — 0.1%
Cemex Latam Holdings SA (a)	332	$3,250

TAIWAN — 12.2%
Acer, Inc. (a)	3,000	2,145
Advanced Semiconductor Engineering, Inc.	4,000	5,205
Advantech Co., Ltd.	3,000	25,621
Asia Cement Corp.	10,000	13,698
Asustek Computer, Inc.	2,000	22,306
AU Optronics Corp. (a)	9,000	3,813
Cathay Financial Holding Co., Ltd.	2,000	3,125
Chang Hwa Commercial Bank	3,000	1,859
Cheng Shin Rubber Industry Co. Ltd.	1,000	2,559
Chicony Electronics Co., Ltd.	4,000	10,798
China Airlines, Ltd. (a)	20,000	6,866
China Development Financial Holding Corp.	8,000	2,631
China Life Insurance Co., Ltd.	2,000	1,845
China Steel Corp.	22,000	18,494
Chinatrust Financial Holding Co., Ltd.	7,000	4,665
Chunghwa Telecom Co., Ltd.	11,000	35,441
Compal Electronics, Inc.	6,000	4,903
Delta Electronics, Inc.	4,000	29,138
E.Sun Financial Holding Co., Ltd.	3,000	1,924
Eva Airways Corp. (a)	4,000	1,922
Far Eastern New Century Corp.	2,000	2,154
Far EasTone Telecommunications Co., Ltd.	13,000	29,607
First Financial Holding Co., Ltd	15,000	9,646
Formosa Chemicals & Fibre Corp.	2,000	5,064
Formosa Petrochemical Corp.	4,000	10,423
Formosa Plastics Corp.	4,000	10,691
Formosa Taffeta Co., Ltd.	5,000	5,526
Foxconn Technology Co., Ltd.	5,000	12,124
Fubon Financial Holding Co., Ltd.	2,000	2,890
Hon Hai Precision Industry Co., Ltd.	8,000	26,793
HTC Corp.	1,000	4,622
Hua Nan Financial Holdings Co., Ltd.	25,000	15,657
Innolux Corp. (a)	10,000	4,689
Inventec Co., Ltd.	2,000	1,916
Kinsus Interconnect Technology Corp.	2,000	8,976
Lite-On Technology Corp.	13,000	21,704
MediaTek, Inc.	1,000	16,913
Mega Financial Holding Co., Ltd.	6,000	4,994
Nan Ya Plastics Corp.	1,000	2,408
Novatek Microelectronics Corp.	1,000	4,923
Pegatron Corp.	2,000	3,818
Pou Chen Corp.	2,000	2,408
Powertech Technology, Inc.	1,000	1,809
President Chain Store Corp.	3,000	24,014
Quanta Computer, Inc.	2,000	5,828
Radiant Opto-Electronics Corp.	1,000	4,287
Ruentex Industries, Ltd.	1,000	2,586
ScinoPharm Taiwan, Ltd.	2,000	4,957
Shin Kong Financial Holding Co., Ltd.	5,000	1,542
Siliconware Precision Industries Co.	1,000	1,643
Simplo Technology Co., Ltd.	1,000	6,196
SinoPac Financial Holdings Co., Ltd.	4,000	1,802
Standard Foods Corp.	1,000	2,780
Synnex Technology International Corp.	6,000	10,108
Taishin Financial Holdings Co., Ltd.	5,000	2,562
Taiwan Business Bank (a)	5,000	1,559
Taiwan Cement Corp.	6,000	9,083
Taiwan Cooperative Financial Holding Co., Ltd.	41,000	23,481
Taiwan Mobile Co., Ltd.	11,000	34,041
Taiwan Semiconductor Manufacturing Co., Ltd.	39,000	165,232
Teco Electric & Machinery Co., Ltd.	1,000	1,150
Transcend Information, Inc.	2,000	6,866
U-Ming Marine Transport Corp.	5,000	8,440
Uni-President Enterprises Corp.	2,000	3,590
Unimicron Technology Corp.	2,000	1,936
United Microelectronics Corp.	12,000	6,008
Walsin Lihwa Corp. (a)	5,000	1,783
Wistron Corp.	4,000	3,651
WPG Holdings, Ltd.	1,000	1,376
Yuanta Financial Holding Co., Ltd.	4,000	2,164

		747,378

THAILAND — 1.7%
Advanced Info Service PCL	3,200	21,692
Bangkok Bank PCL ADR NVDR	2,300	13,677
Bangkok Dusit Medical Services PCL	12,400	6,381
Banpu PCL	1,600	1,454
BEC World PCL	2,300	3,455
Bumrungrad Hospital PCL	600	2,163
Charoen Pokphand Foods PCL	1,700	1,427
CP ALL PCL	6,900	10,205
Home Product Center PCL (Foreign ownership limit)	6,300	1,863
IRPC PCL	13,500	1,406
Kasikornbank PCL ADR NVDR	1,600	10,057
Krung Thai Bank PCL	2,700	1,739
PTT Exploration & Production PCL	1,400	7,225
PTT Global Chemical PCL	1,100	2,288
PTT PCL	1,500	14,697
Thai Oil PCL	1,000	1,602
The Siam Cement PCL NVDR	100	1,393
The Siam Commercial Bank PCL	700	3,570

		106,294

TURKEY — 0.9%
Akbank TAS	1,116	4,100
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	119	1,456
BIM Birlesik Magazalar AS	492	11,277
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,127	1,414
Eregli Demir ve Celik Fabrikalari TAS	1,011	1,807
Ford Otomotiv Sanayi AS (a)	139	1,731
Haci Omer Sabanci Holding AS	479	2,234
KOC Holding AS	498	2,443
Koza Altin Isletmeleri AS	169	1,929
Tupras-Turkiye Petrol Rafinerileri AS	98	2,283
Turk Hava Yollari Anonim Ortakligi (a)	452	1,383
Turkcell Iletisim Hizmetleri AS (a)	1,605	10,030
Turkiye Garanti Bankasi AS	1,411	5,517
Turkiye Halk Bankasi AS	479	3,592
Turkiye Is Bankasi (Class C)	1,295	3,500
Turkiye Vakiflar Bankasi Tao (Class D)	709	1,662
Yapi ve Kredi Bankasi AS	708	1,543

		57,901

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

UNITED ARAB EMIRATES — 0.5%
Aldar Properties PJSC	4,872	$4,112
DP World, Ltd.	718	14,145
Dubai Financial Market	3,283	2,333
Dubai Islamic Bank PJSC	1,556	2,732
Emaar Properties PJSC	1,943	4,449

		27,771

TOTAL COMMON STOCKS —
(Cost $5,983,738)		6,089,871

RIGHTS — 0.0% (d)
CHILE — 0.0% (d)
Empresas CMPC SA (expiring 7/25/14) (a)	36	8

MALAYSIA — 0.0% (d)
Public Bank Bhd (expiring 7/18/14) (a)	560	959

TOTAL RIGHTS —
(Cost $0)		967

SHORT TERM INVESTMENT — 0.0% (d)
UNITED STATES — 0.0% (d)
MONEY MARKET FUND — 0.0% (d)
State Street Institutional Liquid Reserves Fund 0.06% (e)(f) (Cost $1,544)	1,544	1,544

TOTAL INVESTMENTS — 99.6%
(Cost $5,985,282)		6,092,382
OTHER ASSETS & LIABILITIES — 0.4%		27,500

NET ASSETS — 100.0%		$6,119,882

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	16.5%
Oil, Gas & Consumable Fuels	11.5
Wireless Telecommunication Services	8.8
Semiconductors & Semiconductor Equipment	7.5
Food & Staples Retailing	3.2
Insurance	3.1
Metals & Mining	3.0
Internet Software & Services	3.0
IT Services	2.7
Technology Hardware, Storage & Peripherals	2.7
Automobiles	2.6
Food Products	2.3
Diversified Telecommunication Services	2.2
Electronic Equipment, Instruments & Components	2.1
Beverages	2.0
Gas Utilities	1.7
Pharmaceuticals	1.7
Transportation Infrastructure	1.6
Diversified Financial Services	1.6
Industrial Conglomerates	1.5
Independent Power and Renewable Electricity Producers	1.5
Health Care Providers & Services	1.3
Tobacco	1.2
Personal Products	1.2
Construction Materials	1.2
Chemicals	1.1
Real Estate Management & Development	0.9
Electric Utilities	0.9
Auto Components	0.9
Construction & Engineering	0.9
Multiline Retail	0.8
Specialty Retail	0.8
Hotels, Restaurants & Leisure	0.8
Household Products	0.7
Water Utilities	0.5
Media	0.5
Textiles, Apparel & Luxury Goods	0.4
Household Durables	0.4
Machinery	0.4
Software	0.4
Capital Markets	0.2
Multi-Utilities	0.2
Commercial Services & Supplies	0.2
Airlines	0.1
Trading Companies & Distributors	0.1
Marine	0.1
Electrical Equipment	0.1
Real Estate Investment Trusts	0.1
Distributors	0.1
Air Freight & Logistics	0.1
Consumer Finance	0.1
Diversified Consumer Services	0.1
Paper & Forest Products	0.0	***
Communications Equipment	0.0	***
Building Products	0.0	***
Aerospace & Defense	0.0	***
Containers & Packaging	0.0	***
Energy Equipment & Services	0.0	***
Short Term Investment	0.0	***
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 1.7%
AGL Energy, Ltd.	71	$1,037
Amcor, Ltd.	290	2,855
AMP, Ltd.	219	1,096
Aurizon Holdings, Ltd.	235	1,105
Australia & New Zealand Banking Group, Ltd.	181	5,696
BHP Billiton, Ltd.	192	6,506
Brambles, Ltd.	412	3,574
Cochlear, Ltd.	19	1,106
Commonwealth Bank of Australia	85	6,489
CSL, Ltd.	193	12,123
Flight Centre Travel Group, Ltd.	24	1,007
Fortescue Metals Group, Ltd.	258	1,059
Insurance Australia Group, Ltd.	195	1,075
Lend Lease Group	82	1,015
Macquarie Group, Ltd.	20	1,126
National Australia Bank, Ltd.	163	5,043
Newcrest Mining, Ltd. (a)	109	1,082
Orica, Ltd.	57	1,048
Origin Energy, Ltd.	77	1,063
QBE Insurance Group, Ltd.	109	1,118
REA Group, Ltd.	27	1,088
Rio Tinto, Ltd.	32	1,791
Santos, Ltd.	76	1,023
Scentre Group (a)	471	1,422
Seek, Ltd.	73	1,092
Suncorp Group, Ltd.	81	1,035
Telstra Corp., Ltd.	2,662	13,090
Transurban Group	751	5,238
Wesfarmers, Ltd.	62	2,448
Westfield Corp.	106	715
Westpac Banking Corp.	196	6,268
Woodside Petroleum, Ltd.	32	1,240
Woolworths, Ltd.	333	11,070

		103,743

AUSTRIA — 0.1%
Erste Group Bank AG	33	1,067
OMV AG	30	1,356
Raiffeisen Bank International AG	32	1,022
Voestalpine AG	23	1,094

		4,539

BELGIUM — 0.2%
Ageas	26	1,037
Anheuser-Busch InBev NV	29	3,331
Belgacom SA	72	2,389
Colruyt SA	21	1,067
Delhaize Group	15	1,015
Groupe Bruxelles Lambert SA	10	1,039
KBC Groep NV (a)	19	1,034
Solvay SA	7	1,205
Umicore	21	975

		13,092

BRITISH VIRGIN ISLANDS — 0.1%
Michael Kors Holdings, Ltd. (a)	68	6,028

CANADA — 4.9%
Agnico-Eagle Mines, Ltd.	186	7,135
Agrium, Inc.	12	1,101
Alimentation Couche-Tard, Inc. (Class B)	96	2,635
Bank of Montreal	136	10,033
Bank of Nova Scotia	294	19,636
Barrick Gold Corp.	257	4,715
BCE, Inc.	326	14,813
Bell Aliant, Inc.	95	2,488
Bombardier, Inc. (Class B)	295	1,044
Brookfield Asset Management, Inc. (Class A)	33	1,457
Canadian Imperial Bank of Commerce	81	7,384
Canadian National Railway Co.	190	12,380
Canadian Natural Resources, Ltd.	62	2,854
Canadian Oil Sands, Ltd.	120	2,724
Canadian Pacific Railway, Ltd.	7	1,270
Canadian Tire Corp., Ltd. (Class A)	11	1,057
Catamaran Corp. (a)	23	1,018
Cenovus Energy, Inc.	42	1,364
CI Financial Corp.	40	1,316
Crescent Point Energy Corp.	25	1,110
Dollarama, Inc.	90	7,423
Enbridge, Inc.	451	21,438
EnCana Corp.	45	1,068
Fairfax Financial Holdings, Ltd.	12	5,703
First Capital Realty, Inc.	121	2,115
First Quantum Minerals, Ltd.	52	1,114
Franco-Nevada Corp.	141	8,108
Gildan Activewear, Inc.	26	1,535
Goldcorp, Inc.	410	11,463
Great-West Lifeco, Inc.	37	1,048
Husky Energy, Inc.	32	1,035
Imperial Oil, Ltd.	21	1,109
Intact Financial Corp.	167	11,536
Loblaw Cos., Ltd.	26	1,162
Magna International, Inc.	16	1,725
Manulife Financial Corp.	101	2,011
Metro, Inc., (Class A)	25	1,548
National Bank of Canada	188	7,989
Onex Corp.	18	1,116
Pacific Rubiales Energy Corp.	57	1,160
Pembina Pipeline Corp.	175	7,543
Penn West Petroleum, Ltd.	118	1,154
Potash Corp. of Saskatchewan, Inc.	208	7,924
Power Corp. of Canada	39	1,086
Power Financial Corp.	33	1,029
RioCan REIT	148	3,795
Rogers Communications, Inc. (Class B)	45	1,814
Royal Bank of Canada	158	11,315
Saputo, Inc.	28	1,681
Shaw Communications, Inc. (Class B)	363	9,324
Sun Life Financial, Inc.	32	1,178
Suncor Energy, Inc.	107	4,571
Talisman Energy, Inc.	97	1,027
Teck Resources, Ltd. (Class B)	67	1,532
TELUS Corp.	258	9,633
The Toronto-Dominion Bank	293	15,110
Thomson Reuters Corp.	31	1,131
Tim Hortons, Inc.	108	5,918
TransCanada Corp.	448	21,421
Yamana Gold, Inc.	252	2,077

		299,203

DENMARK — 0.9%
AP Moeller — Maersk A/S (Class A)	1	2,352

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

AP Moeller — Maersk A/S (Class B)	1	$2,485
Carlsberg A/S (Class B)	10	1,077
Coloplast A/S (Class B)	62	5,607
Danske Bank A/S	52	1,470
Novo Nordisk A/S (Class B)	684	31,479
Novozymes A/S (Class B)	93	4,664
Pandora A/S	34	2,607
TDC A/S	173	1,790
Tryg A/S	12	1,212

		54,743

FINLAND — 0.2%
Fortum Oyj	59	1,584
Kone Oyj (Class B)	100	4,173
Nokia Oyj	129	977
Orion Oyj (Class B)	35	1,305
Sampo Oyj (Class A)	24	1,214
Stora Enso Oyj	103	1,003
UPM-Kymmene Oyj	59	1,008
Wartsila Oyj Abp	36	1,785

		13,049

FRANCE — 2.1%
Aeroports de Paris	25	3,294
Air Liquide SA	15	2,025
Alcatel-Lucent (a)	267	953
Alstom SA	27	984
Arkema SA	10	973
AXA SA	261	6,238
BNP Paribas	145	9,836
Bouygues SA	27	1,123
Bureau Veritas SA	56	1,554
Cap Gemini SA	14	999
Carrefour SA	61	2,250
Casino Guichard-Perrachon SA	8	1,061
Christian Dior SA	5	995
CNP Assurances	48	996
Compagnie de Saint-Gobain	38	2,144
Compagnie Generale des Etablissements Michelin	17	2,031
Credit Agricole SA	124	1,749
Danone	26	1,931
EDF SA	27	850
Essilor International SA	15	1,591
GDF Suez	160	4,404
Iliad SA	32	9,672
Kering	5	1,096
L’Oreal SA	8	1,379
Lafarge SA	12	1,042
Lagardere SCA	30	977
Legrand SA	16	979
LVMH Moet Hennessy Louis Vuitton SA	12	2,313
Natixis	158	1,013
Orange SA	213	3,361
Pernod Ricard SA	10	1,201
Peugeot SA (a)	81	1,197
Publicis Groupe SA	44	3,731
Renault SA	25	2,260
Rexel SA	42	982
Safran SA	16	1,048
Sanofi	63	6,692
Schneider Electric SE	26	2,447
SCOR SE	29	997
Societe BIC SA	8	1,094
Societe Generale SA	98	5,133
Sodexo	10	1,076
Suez Environnement Co.	51	976
Technip SA	11	1,203
Total SA	214	15,464
Unibail-Rodamco SE	5	1,454
Valeo SA	8	1,074
Vallourec SA	19	851
Veolia Environnement SA	61	1,162
Vinci SA	37	2,766
Vivendi SA (a)	119	2,912

		125,533

GERMANY — 2.4%
adidas AG	11	1,114
Allianz SE	45	7,498
BASF SE	62	7,218
Bayer AG	29	4,096
Bayerische Motoren Werke AG	31	3,931
Bayerische Motoren Werke AG Preference Shares	11	1,054
Beiersdorf AG	22	2,129
Brenntag AG	6	1,072
Commerzbank AG (a)	145	2,279
Continental AG	6	1,390
Daimler AG	94	8,803
Deutsche Bank AG	177	6,227
Deutsche Boerse AG	15	1,164
Deutsche Lufthansa AG	41	880
Deutsche Post AG	68	2,459
Deutsche Telekom AG	283	4,960
E.ON AG	398	8,217
Fresenius Medical Care AG & Co. KGaA	125	8,401
Fresenius SE & Co. KGaA	7	1,044
Fuchs Petrolub SE Preference Shares	22	995
Hannover Rueck SE	12	1,081
HeidelbergCement AG	12	1,024
Henkel AG & Co. KGaA	10	1,006
Henkel AG & Co. KGaA Preference Shares	9	1,040
Hugo Boss AG	10	1,494
Infineon Technologies AG	94	1,175
K+S AG	29	954
Kabel Deutschland Holding AG	27	3,954
Lanxess AG	15	1,012
Linde AG	10	2,126
MAN SE	45	5,560
Merck KGaA	12	1,042
Metro AG (a)	30	1,307
Muenchener Rueckversicherungs- Gesellschaft AG	21	4,655
Porsche Automobil Holding SE Preference Shares	25	2,604
RWE AG	91	3,908
SAP AG	223	17,220
Siemens AG	51	6,735
Telefonica Deutschland Holding AG (a)	162	1,339
ThyssenKrupp AG (a)	37	1,079
United Internet AG	30	1,322
Volkswagen AG	5	1,293

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Volkswagen AG Preference Shares	23	$6,040

		143,901

HONG KONG — 1.8%
AIA Group, Ltd.	400	2,010
Bank of East Asia, Ltd.	200	830
BOC Hong Kong Holdings, Ltd.	1,000	2,897
Cheung Kong Infrastructure Holdings, Ltd.	1,000	6,896
CLP Holdings, Ltd.	2,000	16,412
Galaxy Entertainment Group, Ltd.	1,000	8,000
Hang Seng Bank, Ltd.	1,200	19,602
HKT Trust/HKT, Ltd.	3,000	3,534
Hong Kong Exchanges and Clearing, Ltd.	300	5,593
MTR Corp., Ltd.	2,000	7,703
New World Development Co., Ltd.	1,000	1,138
Noble Group, Ltd.	1,000	1,099
Power Assets Holdings, Ltd.	1,000	8,741
Sands China, Ltd.	800	6,044
SJM Holdings, Ltd.	1,000	2,506
The Link REIT	3,000	16,141
Wynn Macau, Ltd.	400	1,569

		110,715

IRELAND — 0.8%
Accenture PLC (Class A)	211	17,057
Actavis PLC (a)	5	1,115
Bank of Ireland (a)	2,748	929
Covidien PLC	20	1,804
CRH PLC	44	1,129
Eaton Corp. PLC	24	1,852
James Hardie Industries PLC	109	1,424
Kerry Group PLC (Class A)	106	7,960
Pentair PLC	14	1,010
Perrigo Co. PLC	25	3,644
Ryanair Holdings PLC (a)	228	2,157
Seagate Technology PLC	86	4,887
Weatherford International PLC (a)	48	1,104
Willis Group Holdings PLC	32	1,386

		47,458

ISRAEL — 0.3%
Bank Hapoalim BM	308	1,782
Bank Leumi Le-Israel BM (a)	418	1,633
Israel Chemicals, Ltd.	122	1,046
Mizrahi Tefahot Bank, Ltd.	89	1,152
NICE Systems, Ltd.	74	3,026
Teva Pharmaceutical Industries, Ltd.	188	9,946

		18,585

ITALY — 0.6%
Assicurazioni Generali SpA	123	2,696
Atlantia SpA	38	1,083
Banca Monte dei Paschi di Siena SpA (a)	1,318	2,553
Banco Popolare SC (a)	61	1,005
Enel SpA	939	5,469
ENI SpA	310	8,480
Fiat SpA (a)	250	2,468
Intesa Sanpaolo SpA	1,159	3,580
Saipem SpA (a)	40	1,079
Snam Rete Gas SpA	185	1,115
Telecom Italia SpA (a)(b)	1,742	2,206
Telecom Italia SpA (b)	1,354	1,338
UBI Banca ScPA	129	1,116
UniCredit SpA	383	3,207

		37,395

JAPAN — 7.6%
Aeon Co., Ltd.	100	1,230
ANA Holdings, Inc.	2,000	4,718
Aozora Bank, Ltd.	1,000	3,287
Astellas Pharma, Inc.	400	5,255
Benesse Holdings, Inc.	100	4,338
Bridgestone Corp.	100	3,499
Calbee, Inc.	100	2,758
Canon, Inc.	100	3,254
Chubu Electric Power Co., Inc. (a)	100	1,243
Chugai Pharmaceutical Co., Ltd.	200	5,636
Daiichi Sankyo Co., Ltd.	100	1,866
DeNA Co., Ltd.	100	1,352
Eisai Co., Ltd.	200	8,379
FamilyMart Co., Ltd.	100	4,309
Fuji Heavy Industries, Ltd.	200	5,538
FUJIFILM Holdings Corp.	100	2,789
Hisamitsu Pharmaceutical Co., Inc.	100	4,472
Hitachi, Ltd.	1,000	7,324
Honda Motor Co., Ltd.	200	6,983
Idemitsu Kosan Co., Ltd.	100	2,173
Inpex Corp.	100	1,520
Isetan Mitsukoshi Holdings, Ltd.	100	1,303
ITOCHU Corp.	300	3,853
Japan Airlines Co., Ltd.	100	5,528
Japan Prime Realty Investment Corp.	1	3,588
Japan Real Estate Investment Corp.	1	5,824
Japan Retail Fund Investment Corp.	3	6,746
Japan Tobacco, Inc.	300	10,936
JFE Holdings, Inc.	100	2,064
JX Holdings, Inc.	700	3,745
Kakaku.com, Inc.	100	1,752
KDDI Corp.	100	6,099
Kirin Holdings Co., Ltd.	100	1,444
Kobe Steel, Ltd.	1,000	1,500
Komatsu, Ltd.	100	2,322
Kyushu Electric Power Co., Inc. (a)	100	1,126
Lawson, Inc.	100	7,502
M3, Inc.	100	1,591
McDonald’s Holdings Co. (Japan), Ltd.	100	2,808
Miraca Holdings, Inc.	100	4,847
Mitsubishi Chemical Holdings Corp.	300	1,330
Mitsubishi Corp.	300	6,240
Mitsubishi Motors Corp.	100	1,104
Mitsubishi Tanabe Pharma Corp.	300	4,492
Mitsubishi UFJ Financial Group, Inc.	2,000	12,260
Mitsui & Co., Ltd.	300	4,809
Mizuho Financial Group, Inc.	3,200	6,570
MS&AD Insurance Group Holdings, Inc.	100	2,415
Nagoya Railroad Co., Ltd.	1,000	3,988
Nikon Corp.	100	1,574
Nippon Building Fund, Inc.	1	5,844
Nippon Prologis REIT, Inc.	2	4,663
Nippon Steel & Sumitomo Metal Corp.	1,000	3,198
Nippon Telegraph & Telephone Corp.	200	12,473
Nissan Motor Co., Ltd.	400	3,794
Nissin Foods Holding Co., Ltd.	100	5,143
Nitori Holding Co., Ltd.	100	5,469
Nomura Holdings, Inc.	200	1,416

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Nomura Research Institute, Ltd.	100	$3,149
NTT DoCoMo, Inc.	1,400	23,936
Oracle Corp.	100	4,373
Oriental Land Co., Ltd.	100	17,131
ORIX Corp.	100	1,657
Osaka Gas Co., Ltd.	1,000	4,205
Otsuka Holdings Co., Ltd.	400	12,398
Panasonic Corp.	200	2,436
Park24 Co., Ltd.	100	1,818
Resona Holdings, Inc.	400	2,330
Ricoh Co., Ltd.	100	1,191
Santen Pharmaceutical Co., Ltd.	100	5,627
Secom Co., Ltd.	200	12,221
Sekisui House, Ltd.	100	1,371
Seven & I Holdings Co., Ltd.	100	4,213
Sony Corp.	200	3,321
Sumitomo Corp.	200	2,701
Sumitomo Electric Industries, Ltd.	100	1,407
Sumitomo Mitsui Financial Group, Inc.	200	8,379
Suntory Beverage & Food, Ltd.	200	7,848
Suzuken Co., Ltd.	100	3,721
T&D Holdings, Inc.	100	1,359
Takeda Pharmaceutical Co., Ltd.	400	18,554
The Bank of Yokohama, Ltd.	1,000	5,755
The Chugoku Bank, Ltd.	200	3,076
The Chugoku Electric Power Co., Inc.	100	1,364
The Dai-ichi Life Insurance Co., Ltd.	100	1,490
The Kansai Electric Power Co., Inc. (a)	100	943
The Tokyo Electric Power Co., Inc. (a)	300	1,250
Tobu Railway Co., Ltd.	1,000	5,232
Toho Co., Ltd.	100	2,345
Tohoku Electric Power Co., Inc.	100	1,174
Tokio Marine Holdings, Inc.	100	3,289
Toshiba Corp.	1,000	4,669
Toyota Motor Corp.	200	12,011
United Urban Investment Corp.	3	4,842
USS Co., Ltd.	300	5,120
West Japan Railway Co.	200	8,805
Yahoo! Japan Corp.	400	1,848
Yamada Denki Co., Ltd.	300	1,069
Yamato Holdings Co., Ltd.	400	8,288

		461,199

LIBERIA — 0.0% (c)
Royal Caribbean Cruises, Ltd.	19	1,056

LUXEMBOURG — 0.1%
Altice SA (a)	55	3,831
ArcelorMittal	144	2,135
RTL Group SA	12	1,335
Subsea 7 SA	54	1,007
Tenaris SA	46	1,083

		9,391

NETHERLANDS — 1.1%
Aegon NV	264	2,304
Airbus Group NV	33	2,211
Akzo Nobel NV	15	1,124
ASML Holding NV	12	1,117
Chicago Bridge & Iron Co. NV	25	1,705
CNH Industrial NV (a)	94	965
Core Laboratories NV	11	1,838
Heineken Holding NV	16	1,052
Heineken NV	16	1,148
ING Groep NV (a)	434	6,097
Koninklijke (Royal) KPN NV (a)	337	1,228
Koninklijke Ahold NV	90	1,689
Koninklijke DSM NV	14	1,020
Koninklijke Philips NV	56	1,777
LyondellBasell Industries NV (Class A)	146	14,257
Randstad Holding NV	18	976
Reed Elsevier NV	223	5,114
Unilever NV	466	20,388
Ziggo NV	38	1,757

		67,767

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	3,548
Ryman Healthcare, Ltd.	147	1,100

		4,648

NORWAY — 0.2%
DnB NOR ASA	94	1,719
Norsk Hydro ASA	195	1,043
Seadrill, Ltd.	27	1,071
Statoil ASA	118	3,623
Telenor ASA	45	1,024
Yara International ASA	23	1,152

		9,632

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	228	1,144
Galp Energia SGPS SA (Class B)	60	1,099
Jeronimo Martins SGPS SA	72	1,184

		3,427

SINGAPORE — 0.8%
ComfortDelGro Corp., Ltd.	3,000	6,016
Flextronics International, Ltd. (a)	104	1,151
Oversea-Chinese Banking Corp., Ltd.	1,000	7,661
Singapore Airlines, Ltd.	1,000	8,318
Singapore Press Holdings, Ltd.	2,000	6,690
Singapore Telecommunications, Ltd.	6,000	18,530
StarHub, Ltd.	1,000	3,345

		51,711

SPAIN — 0.8%
ACS, Actividades de Construccion y Servicios SA	26	1,189
Banco Bilbao Vizcaya Argentaria SA	438	5,582
Banco de Sabadell SA	314	1,071
Banco Popular Espanol SA	154	1,029
Banco Santander SA	1,030	10,760
CaixaBank SA	177	1,092
Ferrovial SA	48	1,069
Gas Natural SDG SA	35	1,105
Iberdrola SA	532	4,067
Inditext SA	59	9,080
International Consolidated Airlines Group SA (a)	161	1,021
Repsol SA	107	2,822
Telefonica SA	411	7,045
Zardoya Otis SA	60	1,068

		48,000

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SWEDEN — 0.8%
Alfa Laval AB	76	$1,958
Assa Abloy AB (Class B)	20	1,017
Atlas Copco AB (Class A)	181	5,228
Atlas Copco AB (Class B)	106	2,830
Autoliv, Inc.	10	1,066
Boliden AB	74	1,073
Electrolux AB	42	1,062
Elekta AB (Class B)	80	1,017
Hennes & Mauritz AB (Class B)	299	13,060
Investor AB (Class B)	67	2,513
Kinnevik Investment AB (Class B)	25	1,065
Nordea Bank AB	254	3,583
Sandvik AB	70	956
Skandinaviska Enskilda Banken AB (Class A)	116	1,549
Skanska AB (Class B)	48	1,095
SKF AB (Class B)	40	1,020
Svenska Cellulosa AB (Class B)	36	938
Svenska Handelsbanken AB (Class A)	35	1,712
Swedbank AB (Class A)	67	1,776
Telefonaktiebolaget LM Ericsson (Class B)	170	2,053
TeliaSonera AB	174	1,270
Volvo AB (Class B)	108	1,487

		49,328

SWITZERLAND — 5.0%
ABB, Ltd. (a)	110	2,533
ACE, Ltd.	25	2,593
Actelion, Ltd. (a)	26	3,290
Adecco SA (a)	13	1,070
Baloise Holding AG	9	1,061
Barry Callebaut AG (a)	3	4,076
Cie Financiere Richemont SA	119	12,486
Credit Suisse Group AG (a)	141	4,032
EMS-Chemie Holding AG	3	1,198
Geberit AG	10	3,510
Givaudan SA (a)	4	6,671
Holcim, Ltd. (a)	14	1,231
Julius Baer Group, Ltd. (a)	195	8,039
Kuehne & Nagel International AG	51	6,786
Lindt & Spruengli AG	1	5,090
Nestle SA	495	38,347
Novartis AG	416	37,669
Partners Group Holding AG	27	7,380
Roche Holding AG	241	71,881
Schindler Holding AG (b)	19	2,888
Schindler Holding AG (b)	31	4,674
SGS SA	7	16,774
Swiss Life Holding AG (a)	4	949
Swiss Prime Site AG (a)	74	6,133
Swiss Re AG (a)	39	3,470
Swisscom AG	30	17,439
Syngenta AG	34	12,664
TE Connectivity, Ltd.	21	1,299
The Swatch Group AG (b)	13	1,444
The Swatch Group AG (b)	8	4,831
Transocean, Ltd. (a)	28	1,259
UBS AG (a)	249	4,568
Zurich Insurance Group AG (a)	13	3,918

		301,253

UNITED KINGDOM — 8.4%
Aberdeen Asset Management PLC	282	2,189
Admiral Group PLC	64	1,695
AMEC PLC	77	1,600
Anglo American PLC	148	3,619
Aon PLC	12	1,081
ASOS PLC (a)	15	759
Associated British Foods PLC	21	1,095
AstraZeneca PLC	301	22,339
Aviva PLC	190	1,658
Babcock International Group PLC	398	7,908
BAE Systems PLC	1,094	8,098
Barclays PLC	2,233	8,125
BG Group PLC	190	4,012
BHP Billiton PLC	144	4,652
BP PLC	2,632	23,172
British American Tobacco PLC	485	28,842
British Land Co. PLC	84	1,009
British Sky Broadcasting Group PLC	495	7,651
BT Group PLC	425	2,797
Bunzl PLC	87	2,413
Burberry Group PLC	128	3,246
Capita PLC	264	5,169
Carnival PLC	26	982
Centrica PLC	1,458	7,793
Cobham PLC	301	1,607
Compass Group PLC (a)	1,244	21,632
Croda International PLC	40	1,505
Delphi Automotive PLC	103	7,080
Diageo PLC	660	21,058
Direct Line Insurance Group PLC	244	1,126
easyJet PLC	39	910
Ensco PLC (Class A)	23	1,278
Experian PLC	60	1,014
Friends Life Group, Ltd.	200	1,078
G4S PLC	238	1,039
GKN PLC	158	981
GlaxoSmithKline PLC	822	21,982
Glencore PLC (a)	1,133	6,307
Hargreaves Lansdown PLC	73	1,545
HSBC Holdings PLC	1,916	19,424
ICAP PLC	156	1,014
IMI PLC	80	2,034
Imperial Tobacco Group PLC	259	11,647
Intertek Group PLC	177	8,320
ITV PLC	1,074	3,272
J Sainsbury PLC	172	928
Johnson Matthey PLC	54	2,862
Kingfisher PLC	167	1,025
Land Securities Group PLC	63	1,116
Legal & General Group PLC	298	1,148
Liberty Global PLC (Class A) (a)	23	1,017
Liberty Global PLC (Series C) (a)	24	1,015
Lloyds Banking Group PLC (a)	2,616	3,321
London Stock Exchange Group PLC	40	1,373
Marks & Spencer Group PLC	144	1,047
National Grid PLC	780	11,203
Next PLC	9	996
Noble Corp. PLC	34	1,141
Old Mutual PLC	359	1,214
Pearson PLC	53	1,046

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Petrofac, Ltd.	81	$1,666
Prudential PLC	124	2,843
Randgold Resources, Ltd.	70	5,832
Reckitt Benckiser Group PLC	275	23,981
Reed Elsevier PLC	385	6,188
Rexam PLC	100	915
Rio Tinto PLC	356	18,922
Rolls-Royce Holdings PLC (a)	486	8,883
Royal Bank of Scotland Group PLC (a)	227	1,275
Royal Dutch Shell PLC (Class A)	415	17,161
Royal Dutch Shell PLC (Class B)	375	16,302
Royal Mail PLC (a)	180	1,536
RSA Insurance Group PLC	141	1,145
SABMiller PLC	32	1,854
Schroders PLC	30	1,285
Shire PLC	120	9,377
Smith & Nephew PLC	221	3,926
Smiths Group PLC	111	2,462
Sports Direct International PLC (a)	79	954
SSE PLC	210	5,627
Standard Chartered PLC	239	4,879
Standard Life PLC	165	1,055
Tate & Lyle PLC	130	1,521
Tesco PLC	1,006	4,889
The Sage Group PLC	300	1,970
The Weir Group PLC	51	2,284
Travis Perkins PLC	39	1,092
Tui Travel PLC	149	1,014
Tullow Oil PLC	74	1,080
Unilever PLC	367	16,635
Vodafone Group PLC	3,956	13,190
Whitbread PLC	41	3,091
William Hill PLC	224	1,256
William Morrison Supermarkets PLC	345	1,082
Wolseley PLC	69	3,779
WPP PLC	76	1,656

		510,816

UNITED STATES — 57.9%
3M Co.	167	23,921
Abbott Laboratories	539	22,045
AbbVie, Inc.	52	2,935
Activision Blizzard, Inc.	49	1,093
Adobe Systems, Inc. (a)	17	1,230
Advance Auto Parts, Inc.	19	2,563
Aetna, Inc.	27	2,189
Aflac, Inc.	127	7,906
AGCO Corp.	19	1,068
Agilent Technologies, Inc.	18	1,034
Air Products & Chemicals, Inc.	9	1,158
Albemarle Corp.	21	1,502
Alcoa, Inc.	85	1,266
Alleghany Corp. (a)	19	8,324
Allergan, Inc.	66	11,169
Altria Group, Inc.	297	12,456
Amazon.com, Inc. (a)	5	1,624
Ameren Corp.	27	1,104
American Capital Agency Corp.	48	1,124
American Electric Power Co., Inc.	36	2,008
American Express Co.	40	3,795
American International Group, Inc.	171	9,333
American Tower Corp.	111	9,988
American Water Works Co., Inc.	49	2,423
Ameriprise Financial, Inc.	10	1,200
AmerisourceBergen Corp.	267	19,400
Amgen, Inc.	61	7,221
Amphenol Corp. (Class A)	36	3,468
Anadarko Petroleum Corp.	19	2,080
Analog Devices, Inc.	20	1,081
Annaly Capital Management, Inc.	155	1,772
Antero Resources Corp. (a)	18	1,181
Apache Corp.	40	4,025
Apple, Inc.	1,400	130,102
Applied Materials, Inc.	52	1,173
Arch Capital Group, Ltd. (a)	172	9,880
Archer-Daniels-Midland Co.	71	3,132
Arrow Electronics, Inc. (a)	19	1,148
Assurant, Inc.	16	1,049
AT&T, Inc.	958	33,875
Automatic Data Processing, Inc.	498	39,481
AutoZone, Inc. (a)	31	16,623
AvalonBay Communities, Inc.	41	5,830
Avnet, Inc.	24	1,063
Axis Capital Holdings, Ltd.	22	974
Baker Hughes, Inc.	27	2,010
Bank of America Corp.	922	14,171
Baxter International, Inc.	120	8,676
BB&T Corp.	58	2,287
Becton, Dickinson and Co.	126	14,906
Bed Bath & Beyond, Inc. (a)	84	4,820
Berkshire Hathaway, Inc. (Class B) (a)	191	24,173
Best Buy Co., Inc.	45	1,395
Biogen Idec, Inc. (a)	56	17,657
BlackRock, Inc.	6	1,918
BorgWarner, Inc.	17	1,108
Boston Scientific Corp. (a)	77	983
Bristol-Myers Squibb Co.	545	26,438
Broadcom Corp. (Class A)	36	1,336
Brown-Forman Corp. (Class B)	33	3,108
Bunge, Ltd.	23	1,740
C.H. Robinson Worldwide, Inc.	45	2,871
C.R. Bard, Inc.	82	11,727
CA, Inc.	86	2,472
Camden Property Trust	18	1,281
Cameron International Corp. (a)	16	1,083
Capital One Financial Corp.	59	4,873
Cardinal Health, Inc.	40	2,742
CarMax, Inc. (a)	24	1,248
Carnival Corp.	25	941
Caterpillar, Inc.	43	4,673
CBS Corp.	22	1,367
Celanese Corp. (Series A)	17	1,093
Celgene Corp. (a)	196	16,833
CenterPoint Energy, Inc.	47	1,200
CenturyLink, Inc.	52	1,882
CF Industries Holdings, Inc.	15	3,608
Chesapeake Energy Corp.	54	1,678
Chevron Corp.	524	68,408
Chipotle Mexican Grill, Inc. (a)	7	4,148
Church & Dwight Co., Inc.	197	13,780
CIGNA Corp.	17	1,564
Cimarex Energy Co.	8	1,148
Cisco Systems, Inc.	276	6,859

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

CIT Group, Inc.	25	$1,144
Citigroup, Inc.	333	15,684
CME Group, Inc.	24	1,703
Coach, Inc.	96	3,282
Coca-Cola Enterprises, Inc.	22	1,051
Cognizant Technology Solutions Corp. (Class A) (a)	22	1,076
Colgate-Palmolive Co.	387	26,386
Comcast Corp. (Class A) (b)	120	6,442
Comcast Corp. (Class A) Special (b)	31	1,653
Comerica, Inc.	23	1,154
Computer Sciences Corp.	17	1,074
ConAgra Foods, Inc.	32	950
ConocoPhillips	91	7,801
CONSOL Energy, Inc.	23	1,060
Consolidated Edison, Inc.	379	21,883
Corning, Inc.	93	2,041
Costco Wholesale Corp.	109	12,552
Crown Castle International Corp.	120	8,911
CSX Corp.	52	1,602
Cummins, Inc.	43	6,634
CVS Caremark Corp.	72	5,427
Danaher Corp.	26	2,047
Darden Restaurants, Inc.	22	1,018
DaVita HealthCare Partners, Inc. (a)	59	4,267
Deere & Co.	27	2,445
Delta Air Lines, Inc.	27	1,045
Denbury Resources, Inc.	61	1,126
Devon Energy Corp.	25	1,985
Dick’s Sporting Goods, Inc.	28	1,304
DIRECTV (a)	25	2,125
Discover Financial Services	33	2,045
DISH Network Corp. (Class A) (a)	18	1,171
Dollar General Corp. (a)	207	11,874
Dollar Tree, Inc. (a)	120	6,535
Dominion Resources, Inc.	249	17,809
Dover Corp.	12	1,091
Dr. Pepper Snapple Group, Inc.	49	2,870
DTE Energy Co.	16	1,246
Duke Energy Corp.	248	18,399
E. I. du Pont de Nemours & Co.	41	2,683
Eastman Chemical Co.	40	3,494
Eaton Vance Corp.	32	1,209
eBay, Inc. (a)	45	2,253
Ecolab, Inc.	171	19,039
Edison International	24	1,395
Edwards Lifesciences Corp. (a)	27	2,318
Eli Lilly & Co.	561	34,877
EMC Corp.	97	2,555
Emerson Electric Co.	161	10,684
Entergy Corp.	18	1,478
EOG Resources, Inc.	21	2,454
EQT Corp.	13	1,390
Equity Residential	18	1,134
Everest Re Group, Ltd.	62	9,950
Exelon Corp.	76	2,772
Expeditors International of Washington, Inc.	48	2,120
Express Scripts Holding Co. (a)	54	3,744
Exxon Mobil Corp.	1,395	140,449
F5 Networks, Inc. (a)	18	2,006
Facebook, Inc. (Class A) (a)	18	1,211
Family Dollar Stores, Inc.	138	9,127
Fastenal Co.	74	3,662
Federal Realty Investment Trust	81	9,795
FedEx Corp.	17	2,573
Fidelity National Information Services, Inc.	59	3,230
Fifth Third Bancorp	86	1,836
FirstEnergy Corp.	45	1,562
Fiserv, Inc. (a)	17	1,025
FleetCor Technologies, Inc. (a)	15	1,977
Flowserve Corp.	35	2,602
Fluor Corp.	43	3,307
FMC Corp.	33	2,349
FMC Technologies, Inc. (a)	55	3,359
Ford Motor Co.	533	9,189
Forest Laboratories, Inc. (a)	11	1,089
Fossil Group, Inc. (a)	15	1,568
Franklin Resources, Inc.	102	5,900
Freeport-McMoRan Copper & Gold, Inc.	81	2,957
Frontier Communications Corp.	177	1,034
GameStop Corp. (Class A)	36	1,457
Garmin, Ltd.	29	1,766
General Dynamics Corp.	71	8,275
General Electric Co.	549	14,428
General Mills, Inc.	668	35,097
General Motors Co.	252	9,148
Genuine Parts Co.	67	5,883
Genworth Financial, Inc. (Class A) (a)	61	1,061
Gilead Sciences, Inc. (a)	370	30,677
Google, Inc. (Class A) (a)	69	40,342
Google, Inc. (Class C) (a)	64	36,818
H&R Block, Inc.	80	2,682
Halliburton Co.	36	2,556
Harris Corp.	27	2,045
HCA Holdings, Inc. (a)	21	1,184
HCP, Inc.	26	1,076
Health Care REIT, Inc.	181	11,343
Helmerich & Payne, Inc.	26	3,019
Henry Schein, Inc. (a)	77	9,138
Herbalife, Ltd.	22	1,420
Hertz Global Holdings, Inc. (a)	37	1,037
Hess Corp.	30	2,967
Hewlett-Packard Co.	567	19,097
HollyFrontier Corp.	22	961
Honeywell International, Inc.	179	16,638
Hormel Foods Corp.	211	10,413
Host Hotels & Resorts, Inc.	49	1,079
Hudson City Bancorp, Inc.	112	1,101
Humana, Inc.	13	1,660
Illinois Tool Works, Inc.	18	1,576
Ingersoll-Rand PLC	18	1,125
Intel Corp.	634	19,591
Intercontinental Exchange, Inc.	6	1,133
International Business Machines Corp.	333	60,363
International Flavors & Fragrances, Inc.	19	1,981
International Paper Co.	32	1,615
Intuit, Inc.	223	17,958
Intuitive Surgical, Inc. (a)	9	3,706
Invesco, Ltd.	29	1,095
J.B. Hunt Transport Services, Inc.	68	5,017
Jacobs Engineering Group, Inc. (a)	19	1,012
Johnson & Johnson	958	100,226

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Johnson Controls, Inc.	42	$2,097
Joy Global, Inc.	29	1,786
JPMorgan Chase & Co.	384	22,126
Juniper Networks, Inc. (a)	41	1,006
Kellogg Co.	338	22,207
KeyCorp	83	1,189
Kimberly-Clark Corp.	289	32,143
Kinder Morgan Management, LLC (a)	126	9,945
Kinder Morgan, Inc.	236	8,557
KLA-Tencor Corp.	17	1,235
Kohl’s Corp.	22	1,159
Kraft Foods Group, Inc.	151	9,052
L Brands, Inc.	18	1,056
L-3 Communications Holdings, Inc.	9	1,087
Laboratory Corp. of America Holdings (a)	107	10,957
Las Vegas Sands Corp.	14	1,067
Leucadia National Corp.	40	1,049
Liberty Interactive Corp. (Class A) (a)	40	1,174
Liberty Media Corp. (Class A) (a)	33	4,510
Lincoln National Corp.	22	1,132
Linear Technology Corp.	66	3,107
Lockheed Martin Corp.	78	12,537
Loews Corp.	27	1,188
Lorillard, Inc.	19	1,158
Lowe’s Cos., Inc.	54	2,591
Lululemon Athletica, Inc. (a)	29	1,174
M&T Bank Corp.	9	1,116
Macy’s, Inc.	26	1,509
Manpowergroup, Inc.	13	1,103
Marathon Oil Corp.	61	2,435
Marathon Petroleum Corp.	94	7,339
Marsh & McLennan Cos., Inc.	156	8,084
Mastercard, Inc. (Class A)	321	23,584
Mattel, Inc.	94	3,663
McCormick & Co., Inc.	171	12,242
McDonald’s Corp.	570	57,422
McGraw Hill Financial, Inc.	78	6,476
McKesson Corp.	54	10,055
Medtronic, Inc.	234	14,920
Merck & Co., Inc.	454	26,264
MetLife, Inc.	90	5,000
Mettler-Toledo International, Inc. (a)	9	2,279
MGM Resorts International (a)	41	1,082
Micron Technology, Inc. (a)	40	1,318
Microsoft Corp.	2,396	99,913
Molson Coors Brewing Co. (Class B)	16	1,187
Mondelez International, Inc. (Class A)	109	4,100
Monsanto Co.	122	15,218
Monster Beverage Corp. (a)	42	2,983
Morgan Stanley	106	3,427
Motorola Solutions, Inc.	155	10,318
Murphy Oil Corp.	17	1,130
Mylan, Inc. (a)	22	1,134
Nabors Industries, Ltd.	42	1,234
National Oilwell Varco, Inc.	26	2,141
Navient Corp.	70	1,240
NetApp, Inc.	29	1,059
New York Community Bancorp, Inc.	73	1,167
Newell Rubbermaid, Inc.	67	2,076
Newmont Mining Corp.	140	3,562
News Corp. (Class A) (a)	63	1,130
NextEra Energy, Inc.	55	5,636
NIKE, Inc. (Class B)	185	14,347
NiSource, Inc.	28	1,102
Noble Energy, Inc.	15	1,162
Nordstrom, Inc.	39	2,649
Norfolk Southern Corp.	15	1,545
Northeast Utilities	25	1,182
Northern Trust Corp.	18	1,156
Northrop Grumman Corp.	52	6,221
NOW, Inc. (a)	7	253
NRG Energy, Inc.	30	1,116
Nucor Corp.	21	1,034
NVIDIA Corp.	59	1,094
O’Reilly Automotive, Inc. (a)	87	13,102
Occidental Petroleum Corp.	52	5,337
Oceaneering International, Inc.	27	2,110
Omnicom Group, Inc.	65	4,629
ONEOK, Inc.	16	1,089
Oracle Corp.	947	38,382
PACCAR, Inc.	18	1,131
Pall Corp.	25	2,135
Parker Hannifin Corp.	9	1,132
PartnerRe, Ltd.	48	5,242
Paychex, Inc.	498	20,697
Peabody Energy Corp.	64	1,046
People’s United Financial, Inc.	407	6,174
PepsiCo, Inc.	613	54,765
PetSmart, Inc.	106	6,339
Pfizer, Inc.	624	18,520
PG&E Corp.	459	22,041
Philip Morris International, Inc.	63	5,312
Phillips 66	182	14,638
Pioneer Natural Resources Co.	5	1,149
PNC Financial Services Group, Inc.	54	4,809
Polaris Industries, Inc.	19	2,475
PPG Industries, Inc.	6	1,261
PPL Corp.	44	1,563
Praxair, Inc.	66	8,767
Precision Castparts Corp.	31	7,824
Principal Financial Group, Inc.	22	1,111
ProLogis	27	1,109
Prudential Financial, Inc.	35	3,107
Public Service Enterprise Group, Inc.	36	1,468
Public Storage	78	13,365
Pulte Group, Inc.	54	1,089
QUALCOMM, Inc.	619	49,025
Quest Diagnostics, Inc.	18	1,056
Ralph Lauren Corp.	15	2,410
Range Resources Corp.	38	3,304
Raytheon Co.	77	7,103
Regions Financial Corp.	136	1,444
RenaissanceRe Holdings, Ltd.	55	5,885
Republic Services, Inc.	137	5,202
ResMed, Inc.	34	1,721
Reynolds American, Inc.	111	6,699
Robert Half International, Inc.	38	1,814
Rock-Tenn Co. (Class A)	11	1,162
Rockwell Automation, Inc.	37	4,631
Rockwell Collins, Inc.	38	2,969
Ross Stores, Inc.	160	10,581
Safeway, Inc.	38	1,305

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SanDisk Corp.	12	$1,253
SBA Communications Corp. (Class A) (a)	64	6,547
SCANA Corp.	30	1,614
Schlumberger, Ltd.	300	35,385
Scripps Networks Interactive, Inc. (Class A)	21	1,704
SEI Investments Co.	39	1,278
Sempra Energy	22	2,304
Sigma-Aldrich Corp.	28	2,841
Simon Property Group, Inc.	7	1,164
Southwest Airlines Co.	223	5,990
Southwestern Energy Co. (a)	78	3,548
Spectra Energy Corp.	52	2,209
St. Jude Medical, Inc.	17	1,177
Stanley Black & Decker, Inc.	12	1,054
Staples, Inc.	93	1,008
Starbucks Corp.	324	25,071
Starwood Hotels & Resorts Worldwide, Inc.	13	1,051
State Street Corp.	36	2,421
Stericycle, Inc. (a)	105	12,434
Stryker Corp.	13	1,096
SunTrust Banks, Inc.	53	2,123
Symantec Corp.	46	1,053
Synopsys, Inc. (a)	194	7,531
Sysco Corp.	213	7,977
T. Rowe Price Group, Inc.	67	5,655
Target Corp.	266	15,415
TD Ameritrade Holding Corp.	61	1,912
Teradata Corp. (a)	41	1,648
Tesoro Corp.	21	1,232
Texas Instruments, Inc.	38	1,816
Textron, Inc.	28	1,072
The ADT Corp.	31	1,083
The AES Corp.	74	1,151
The Allstate Corp.	39	2,290
The Bank of New York Mellon Corp.	96	3,598
The Boeing Co.	183	23,283
The Charles Schwab Corp.	39	1,050
The Chubb Corp.	190	17,512
The Clorox Co.	54	4,936
The Coca-Cola Co.	1,224	51,849
The Dow Chemical Co.	75	3,860
The Estee Lauder Cos., Inc. (Class A)	60	4,456
The Gap, Inc.	79	3,284
The Goldman Sachs Group, Inc.	42	7,033
The Hartford Financial Services Group, Inc.	40	1,432
The Hershey Co.	128	12,463
The Home Depot, Inc.	398	32,222
The J.M. Smucker Co.	49	5,222
The Kroger Co.	56	2,768
The Mosaic Co.	24	1,187
The Priceline Group, Inc. (a)	13	15,639
The Procter & Gamble Co.	855	67,194
The Progressive Corp.	151	3,829
The Sherwin-Williams Co.	50	10,346
The Southern Co.	664	30,132
The Travelers Cos., Inc.	167	15,710
The Walt Disney Co.	58	4,973
The Western Union Co.	68	1,179
The Williams Cos., Inc.	22	1,281
Thermo Fisher Scientific, Inc.	13	1,534
Tiffany & Co.	29	2,907
Time Warner Cable, Inc.	14	2,062
Time Warner, Inc.	61	4,285
Time, Inc. (a)	7	170
TJX Cos., Inc.	570	30,296
Tractor Supply Co.	39	2,356
TripAdvisor, Inc. (a)	28	3,043
TRW Automotive Holdings Corp. (a)	12	1,074
Twenty-First Century Fox, Inc. (Class A)	57	2,004
Twenty-First Century Fox, Inc. (Class B)	30	1,027
Tyco International, Ltd.	24	1,094
Tyson Foods, Inc. (Class A)	28	1,051
U.S. Bancorp	189	8,188
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15	1,371
Under Armour, Inc. (Class A) (a)	34	2,023
Union Pacific Corp.	292	29,127
United Parcel Service, Inc. (Class B)	137	14,064
United Technologies Corp.	39	4,503
UnitedHealth Group, Inc.	159	12,998
Universal Health Services, Inc. (Class B)	12	1,149
Unum Group	30	1,043
Urban Outfitters, Inc. (a)	33	1,117
V.F. Corp.	85	5,355
Valero Energy Corp.	81	4,058
Varian Medical Systems, Inc. (a)	28	2,328
Ventas, Inc.	61	3,910
Verisk Analytics, Inc. (Class A) (a)	152	9,123
Verizon Communications, Inc.	782	38,263
Viacom, Inc. (Class B)	95	8,239
Visa, Inc. (Class A)	162	34,135
Voya Financial, Inc.	28	1,018
W.R. Berkley Corp.	142	6,576
W.W. Grainger, Inc.	16	4,068
Wal-Mart Stores, Inc.	714	53,600
Walgreen Co.	44	3,262
Washington Prime Group, Inc. (a)	4	75
Waste Management, Inc.	329	14,716
Waters Corp. (a)	21	2,193
WellPoint, Inc.	30	3,228
Wells Fargo & Co.	382	20,078
Western Digital Corp.	13	1,200
Westlake Chemical Corp.	13	1,089
Weyerhaeuser Co.	37	1,224
Whirlpool Corp.	7	975
Whiting Petroleum Corp. (a)	14	1,124
Whole Foods Market, Inc.	28	1,082
Wisconsin Energy Corp.	194	9,103
Xcel Energy, Inc.	338	10,894
Xerox Corp.	123	1,530
Xilinx, Inc.	57	2,697
XL Group PLC	32	1,047
Yahoo!, Inc. (a)	43	1,511
Yum! Brands, Inc.	128	10,394
Zimmer Holdings, Inc.	10	1,039

		3,511,345

TOTAL COMMON STOCKS —
(Cost $5,941,225)		6,007,557

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (c)
HONG KONG — 0.0% (c)
HKT Trust/HKT, Ltd. (expiring 7/15/14) (a)	540	$159

SPAIN — 0.0% (c)
Repsol SA (expiring 7/10/14) (a)	107	73

TOTAL RIGHTS —
(Cost $70)		232

SHORT TERM INVESTMENT — 0.9%
UNITED STATES — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.06% (d)(e) (Cost $57,028)	57,028	57,028

TOTAL INVESTMENTS — 99.9%
(Cost $5,998,323)		6,064,817
OTHER ASSETS & LIABILITIES — 0.1%		3,655

NET ASSETS — 100.0%		$6,068,472

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2
Banks	6.0
Food Products	4.0
Diversified Telecommunication Services	3.7
IT Services	3.6
Insurance	3.3
Software	3.3
Hotels, Restaurants & Leisure	2.9
Specialty Retail	2.9
Technology Hardware, Storage & Peripherals	2.8
Household Products	2.7
Beverages	2.7
Chemicals	2.5
Food & Staples Retailing	2.5
Real Estate Investment Trusts	2.3
Electric Utilities	2.1
Multi-Utilities	2.0
Aerospace & Defense	1.9
Health Care Providers & Services	1.9
Metals & Mining	1.8
Health Care Equipment & Supplies	1.7
Media	1.6
Biotechnology	1.5
Automobiles	1.5
Internet Software & Services	1.3
Road & Rail	1.3
Tobacco	1.3
Machinery	1.3
Communications Equipment	1.2
Textiles, Apparel & Luxury Goods	1.2
Capital Markets	1.1
Commercial Services & Supplies	1.0
Multiline Retail	1.0
Energy Equipment & Services	0.9
Industrial Conglomerates	0.9
Wireless Telecommunication Services	0.9
Diversified Financial Services	0.8
Professional Services	0.8
Trading Companies & Distributors	0.7
Air Freight & Logistics	0.6
Semiconductors & Semiconductor Equipment	0.5
Airlines	0.5
Electrical Equipment	0.4
Internet & Catalog Retail	0.4
Electronic Equipment, Instruments & Components	0.3
Transportation Infrastructure	0.3
Auto Components	0.2
Construction & Engineering	0.2
Consumer Finance	0.2
Real Estate Management & Development	0.2
Marine	0.2
Diversified Consumer Services	0.2
Building Products	0.2
Leisure Products	0.2
Household Durables	0.1
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Gas Utilities	0.1
Distributors	0.1
Containers & Packaging	0.1
Water Utilities	0.1
Construction Materials	0.0	***
Paper & Forest Products	0.0	***
Life Sciences Tools & Services	0.0	***
Independent Power and Renewable Electricity Producers	0.0	***
Health Care Technology	0.0	***
Short Term Investment	0.9
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.4%
Toll Holdings, Ltd.	4,738	$22,807

AIRLINES — 0.1%
Qantas Airways, Ltd. (a)	6,536	7,773

BANKS — 19.7%
Australia & New Zealand Banking Group, Ltd.	8,736	274,904
Bank of Queensland, Ltd.	296	3,406
Bendigo and Adelaide Bank, Ltd.	2,200	25,333
Commonwealth Bank of Australia	4,130	315,279
National Australia Bank, Ltd.	8,081	250,021
Westpac Banking Corp.	9,568	305,962

		1,174,905

BEVERAGES — 0.6%
Coca-Cola Amatil, Ltd.	3,316	29,608
Treasury Wine Estates, Ltd.	898	4,246

		33,854

BIOTECHNOLOGY — 5.4%
CSL, Ltd.	5,183	325,561

CAPITAL MARKETS — 0.6%
Macquarie Group, Ltd.	684	38,497

CHEMICALS — 2.0%
Incitec Pivot, Ltd.	15,254	41,753
Orica, Ltd.	4,288	78,840

		120,593

COMMERCIAL SERVICES & SUPPLIES — 2.7%
Brambles, Ltd.	18,309	158,812

CONSTRUCTION & ENGINEERING — 0.3%
Leighton Holdings, Ltd.	886	16,499

CONSTRUCTION MATERIALS — 1.4%
Boral, Ltd.	1,762	8,731
James Hardie Industries PLC	5,588	72,995

		81,726

CONTAINERS & PACKAGING — 3.0%
Amcor, Ltd.	18,219	179,354

DIVERSIFIED FINANCIAL SERVICES — 1.7%
ASX, Ltd.	3,043	102,363

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
Telstra Corp., Ltd.	59,130	290,769
TPG Telecom, Ltd.	552	2,871

		293,640

ELECTRIC UTILITIES — 0.1%
SP AusNet	5,902	7,381

ENERGY EQUIPMENT & SERVICES — 0.4%
WorleyParsons, Ltd.	1,566	25,733

FOOD & STAPLES RETAILING — 13.9%
Metcash, Ltd.	6,852	17,074
Wesfarmers, Ltd.	10,415	411,296
Woolworths, Ltd.	12,023	399,673

		828,043

GAS UTILITIES — 0.5%
APA Group	4,412	28,692

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Cochlear, Ltd.	478	27,837

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Ramsay Health Care, Ltd.	1,769	75,970
Sonic Healthcare, Ltd.	4,490	73,443

		149,413

HOTELS, RESTAURANTS & LEISURE — 1.8%
Crown Resorts, Ltd.	2,766	39,474
Flight Centre Travel Group, Ltd.	450	18,879
Tabcorp Holdings, Ltd.	2,312	7,332
Tatts Group, Ltd.	13,640	42,098

		107,783

INSURANCE — 4.0%
AMP, Ltd.	7,686	38,448
Insurance Australia Group, Ltd.	14,090	77,665
QBE Insurance Group, Ltd.	2,914	29,897
Suncorp Group, Ltd.	7,175	91,695

		237,705

IT SERVICES — 0.1%
Computershare, Ltd.	484	5,701

MEDIA — 0.1%
REA Group, Ltd.	100	4,031

METALS & MINING — 14.4%
Alumina, Ltd. (a)	5,506	7,016
BHP Billiton, Ltd.	15,877	537,980
Fortescue Metals Group, Ltd.	6,524	26,786
Iluka Resources, Ltd.	3,568	27,379
Newcrest Mining, Ltd. (a)	3,418	33,938
Rio Tinto, Ltd.	4,060	227,278

		860,377

MULTI-UTILITIES — 1.3%
AGL Energy, Ltd.	5,310	77,583

MULTILINE RETAIL — 0.2%
Harvey Norman Holdings, Ltd.	3,672	10,744

OIL, GAS & CONSUMABLE FUELS — 5.2%
Caltex Australia, Ltd.	406	8,266
Origin Energy, Ltd.	2,266	31,269
Santos, Ltd.	1,516	20,404
Woodside Petroleum, Ltd.	6,518	252,663

		312,602

PROFESSIONAL SERVICES — 0.9%
ALS, Ltd.	2,836	23,716
Seek, Ltd.	2,182	32,643

		56,359

REAL ESTATE INVESTMENT TRUSTS — 7.5%
CFS Retail Property Trust Group	27,382	52,723
Dexus Property Group	18,790	19,686
Federation Centres, Ltd.	8,650	20,329
Goodman Group	1,350	6,435
Mirvac Group	8,472	14,273
Scentre Group (a)	45,714	138,070
Stockland	12,794	46,854
The GPT Group	20,164	73,082
Westfield Corp.	11,862	80,051

		451,503

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Lend Lease Group	3,064	$37,914

ROAD & RAIL — 0.7%
Asciano, Ltd.	1,322	7,025
Aurizon Holdings, Ltd.	7,378	34,679

		41,704

TRANSPORTATION INFRASTRUCTURE — 2.3%
Sydney Airport	9,164	36,501
Transurban Group	14,348	100,078

		136,579

TOTAL COMMON STOCKS —
(Cost $6,007,735)		5,964,068

TOTAL INVESTMENTS — 99.8%
(Cost $6,007,735)		5,964,068
OTHER ASSETS & LIABILITIES — 0.2%		9,365

NET ASSETS — 100.0%		$5,973,433

(a)	Non-income producing security
PLC = Public Limited Company

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.3%
Bombardier, Inc. (Class B)	4,196	$14,852
CAE, Inc.	286	3,748

		18,600

AUTO COMPONENTS — 2.4%
Magna International, Inc.	1,385	149,351

BANKS — 17.9%
Bank of Montreal	2,142	158,023
Bank of Nova Scotia	3,042	203,171
Canadian Imperial Bank of Commerce	2,451	223,435
National Bank of Canada	2,041	86,726
Royal Bank of Canada	3,015	215,917
The Toronto-Dominion Bank	4,307	222,113

		1,109,385

CAPITAL MARKETS — 3.0%
CI Financial Corp.	5,024	165,321
IGM Financial, Inc.	382	18,319

		183,640

CHEMICALS — 5.4%
Agrium, Inc.	1,716	157,479
Methanex Corp.	102	6,317
Potash Corp. of Saskatchewan, Inc.	4,469	170,260

		334,056

CONSTRUCTION & ENGINEERING — 0.1%
SNC-Lavalin Group, Inc.	178	9,378

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Onex Corp.	458	28,388

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
BCE, Inc.	1,638	74,430
Bell Aliant, Inc.	1,589	41,607
TELUS Corp.	2,988	111,564

		227,601

ELECTRIC UTILITIES — 1.1%
Fortis, Inc.	2,287	69,717

FOOD & STAPLES RETAILING — 5.6%
Alimentation Couche-Tard, Inc. (Class B)	4,970	136,387
Empire Co., Ltd. (Class A)	360	24,524
George Weston, Ltd.	569	42,047
Loblaw Cos., Ltd.	1,187	53,068
Metro, Inc., (Class A)	1,458	90,301

		346,327

FOOD PRODUCTS — 2.0%
Saputo, Inc.	2,036	122,200

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Catamaran Corp. (a)	308	13,625

HOTELS, RESTAURANTS & LEISURE — 1.8%
Tim Hortons, Inc.	2,057	112,723

ININDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
TransAlta Corp.	726	8,915

INSURANCE — 8.7%
Fairfax Financial Holdings, Ltd.	125	59,407
Great-West Lifeco, Inc.	5,652	160,144
Industrial Alliance Insurance & Financial Services, Inc.	228	10,009
Intact Financial Corp.	2,214	152,942
Manulife Financial Corp.	2,597	51,713
Power Corp. of Canada	902	25,109
Power Financial Corp.	1,726	53,814
Sun Life Financial, Inc.	811	29,862

		543,000

IT SERVICES — 1.4%
CGI Group, Inc. (Class A) (a)	2,379	84,471

MEDIA — 2.1%
Shaw Communications, Inc. (Class B)	2,472	63,497
Thomson Reuters Corp.	1,886	68,790

		132,287

METALS & MINING — 5.9%
Agnico-Eagle Mines, Ltd.	504	19,334
Barrick Gold Corp.	3,820	70,077
Eldorado Gold Corp.	1,228	9,408
First Quantum Minerals, Ltd.	768	16,454
Franco-Nevada Corp.	378	21,736
Goldcorp, Inc.	2,160	60,390
Kinross Gold Corp. (a)	2,204	9,146
New Gold, Inc. (a)	846	5,377
Silver Wheaton Corp.	3,549	93,561
Teck Resources, Ltd. (Class B)	1,667	38,124
Turquoise Hill Resources, Ltd. (a)	868	2,909
Yamana Gold, Inc.	2,085	17,187

		363,703

MULTI-UTILITIES — 1.2%
ATCO, Ltd. (Class I)	302	14,664
Canadian Utilities, Ltd. (Class A)	1,569	58,921

		73,585

MULTILINE RETAIL — 1.8%
Canadian Tire Corp., Ltd. (Class A)	295	28,352
Dollarama, Inc.	1,037	85,528

		113,880

OIL, GAS & CONSUMABLE FUELS — 24.1%
AltaGas, Ltd.	824	37,968
ARC Resources, Ltd.	508	15,495
Athabasca Oil Corp. (a)	440	3,164
Baytex Energy Corp.	110	5,086
Cameco Corp.	512	10,061
Canadian Natural Resources, Ltd.	1,550	71,348
Canadian Oil Sands, Ltd.	5,366	121,814
Cenovus Energy, Inc.	2,095	68,034
Crescent Point Energy Corp.	920	40,846
Enbridge, Inc.	1,822	86,605
EnCana Corp.	798	18,940
Enerplus Corp.	238	6,008
Husky Energy, Inc.	5,040	163,055
Imperial Oil, Ltd.	3,625	191,366
Inter Pipeline, Ltd.	1,062	33,022
Keyera Corp.	476	35,130
MEG Energy Corp. (a)	100	3,651
Pacific Rubiales Energy Corp.	814	16,568
Pembina Pipeline Corp.	1,189	51,248
Pengrowth Energy Corp.	864	6,205
Penn West Petroleum, Ltd.	1,394	13,637

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Peyto Exploration & Development Corp.	1,385	$52,415
Suncor Energy, Inc.	5,646	241,180
Talisman Energy, Inc.	2,018	21,371
Tourmaline Oil Corp. (a)	132	6,972
TransCanada Corp.	1,999	95,582
Vermilion Energy, Inc.	1,120	78,074

		1,494,845

PHARMACEUTICALS — 0.4%
Valeant Pharmaceuticals International, Inc. (a)	190	24,070

REAL ESTATE INVESTMENT TRUSTS — 0.9%
H&R REIT	1,130	24,570
RioCan REIT	1,175	30,127

		54,697

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
Brookfield Asset Management, Inc. (Class A)	1,111	49,033
First Capital Realty, Inc.	2,325	40,644

		89,677

ROAD & RAIL — 3.9%
Canadian National Railway Co.	3,330	216,967
Canadian Pacific Railway, Ltd.	128	23,230

		240,197

SOFTWARE — 0.9%
Open Text Corp.	1,148	55,183

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
BlackBerry, Ltd. (a)	1,476	15,160

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Gildan Activewear, Inc.	1,359	80,214

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Finning International, Inc.	1,981	55,497

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Rogers Communications, Inc. (Class B)	911	36,726

TOTAL COMMON STOCKS —
(Cost $5,996,301)		6,191,098

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.06% (c)(d) (Cost $3,071)	3,071	3,071

TOTAL INVESTMENTS — 99.8%
(Cost $5,999,372)		6,194,169
OTHER ASSETS & LIABILITIES — 0.2%		9,434

NET ASSETS — 100.0%		$6,203,603

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 3.6%
Deutsche Post AG	6,068	$219,414

AIRLINES — 0.5%
Deutsche Lufthansa AG	1,338	28,725

AUTO COMPONENTS — 2.1%
Continental AG	555	128,533

AUTOMOBILES — 9.8%
Bayerische Motoren Werke AG	604	76,594
Bayerische Motoren Werke AG Preference Shares	855	81,955
Daimler AG	1,904	178,309
Porsche Automobil Holding SE Preference Shares	495	51,568
Volkswagen AG	91	23,523
Volkswagen AG Preference Shares	669	175,682

		587,631

BANKS — 0.8%
Commerzbank AG (a)	2,950	46,368

BIOTECHNOLOGY — 1.1%
QIAGEN NV (a)	2,680	64,947

CAPITAL MARKETS — 2.2%
Deutsche Bank AG	3,794	133,474

CHEMICALS — 9.7%
BASF SE	2,718	316,426
Fuchs Petrolub SE Preference Shares	1,281	57,913
K+S AG	1,721	56,587
Lanxess AG	165	11,136
Linde AG	661	140,548

		582,610

CONSTRUCTION & ENGINEERING — 0.1%
Hochtief AG	66	5,712

CONSTRUCTION MATERIALS — 0.3%
HeidelbergCement AG	229	19,543

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Deutsche Boerse AG	407	31,585

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
Deutsche Telekom AG	11,338	198,700
Telefonica Deutschland Holding AG (a)	6,404	52,950

		251,650

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG (a)	100	5,043

FOOD & STAPLES RETAILING — 0.4%
Metro AG (a)	561	24,448

HEALTH CARE PROVIDERS & SERVICES — 5.9%
Celesio AG (a)	668	23,780
Fresenius Medical Care AG & Co. KGaA	3,248	218,303
Fresenius SE & Co. KGaA	765	114,062

		356,145

HOUSEHOLD PRODUCTS — 3.4%
Henkel AG & Co. KGaA	443	44,580
Henkel AG & Co. KGaA Preference Shares	1,366	157,906

		202,486

INDUSTRIAL CONGLOMERATES — 5.4%
Siemens AG	2,443	322,609

INSURANCE — 11.9%
Allianz SE	1,889	314,756
Hannover Rueck SE	1,233	111,098
Muenchener Rueckversicherungs AG	1,311	290,603

		716,457

INTERNET SOFTWARE & SERVICES — 1.3%
United Internet AG	1,750	77,092

MACHINERY — 2.6%
GEA Group AG	1,959	92,749
MAN SE	533	65,861

		158,610

MEDIA — 5.3%
Axel Springer SE	534	32,864
Kabel Deutschland Holding AG	531	77,755
ProSiebenSat.1 Media AG	2,337	104,102
RTL Group SA	916	101,886
Sky Deutschland AG (a)	50	461

		317,068

METALS & MINING — 0.3%
ThyssenKrupp AG (a)	686	19,996

MULTI-UTILITIES — 6.1%
E.ON AG	12,055	248,897
RWE AG	2,806	120,499

		369,396

PERSONAL PRODUCTS — 3.2%
Beiersdorf AG	1,958	189,452

PHARMACEUTICALS — 7.1%
Bayer AG	1,801	254,351
Merck KGaA	1,992	172,887

		427,238

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Deutsche Wohnen AG	595	12,831

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Infineon Technologies AG	9,376	117,190

SOFTWARE — 4.1%
SAP AG	3,219	248,571

TEXTILES, APPAREL & LUXURY GOODS — 5.0%
adidas AG	1,791	181,386
Hugo Boss AG	798	119,255

		300,641

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Brenntag AG	152	27,159

TRANSPORTATION INFRASTRUCTURE — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	225	15,896

TOTAL COMMON STOCKS —
(Cost $5,998,702)		6,008,520

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.06% (c)(d) (Cost $2,000)	2,000	$2,000

TOTAL INVESTMENTS — 99.9%
(Cost $6,000,702)		6,010,520
OTHER ASSETS & LIABILITIES — 0.1%		4,281

NET ASSETS — 100.0%		$6,014,801

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AIR FREIGHT & LOGISTICS — 0.4%
Yamato Holdings Co., Ltd.	1,300	$26,935

AIRLINES — 1.2%
ANA Holdings, Inc.	9,000	21,233
Japan Airlines Co., Ltd.	900	49,751

		70,984

AUTO COMPONENTS — 2.3%
Aisin Seiki Co., Ltd.	200	7,956
Bridgestone Corp.	1,000	34,993
Denso Corp.	800	38,182
Koito Manufacturing Co., Ltd.	100	2,562
NGK Spark Plug Co., Ltd.	1,000	28,212
NHK Spring Co., Ltd.	200	1,875
NOK Corp.	100	2,009
Stanley Electric Co., Ltd.	100	2,607
Sumitomo Rubber Industries, Inc.	200	2,886
Toyoda Gosei Co., Ltd.	100	2,077
Toyota Industries Corp.	300	15,488

		138,847

AUTOMOBILES — 8.1%
Daihatsu Motor Co., Ltd.	1,500	26,667
Fuji Heavy Industries, Ltd.	4,500	124,599
Honda Motor Co., Ltd.	1,900	66,337
Isuzu Motors, Ltd.	9,000	59,523
Mazda Motor Corp.	1,000	4,689
Mitsubishi Motors Corp.	900	9,932
Nissan Motor Co., Ltd.	6,300	59,763
Suzuki Motor Corp.	400	12,529
Toyota Motor Corp.	2,200	132,124
Yamaha Motor Co., Ltd.	200	3,441

		499,604

BANKS — 9.4%
Aozora Bank, Ltd.	7,000	23,010
Chuo Mitsui Trust Holdings, Inc.	4,000	18,281
Fukuoka Financial Group, Inc.	1,000	4,827
Hokuhoku Financial Group, Inc.	1,000	2,132
Mitsubishi UFJ Financial Group, Inc.	21,600	132,408
Mizuho Financial Group, Inc.	42,700	87,672
Resona Holdings, Inc.	19,400	112,986
Seven Bank, Ltd.	2,300	9,399
Shinsei Bank, Ltd.	1,000	2,251
Sumitomo Mitsui Financial Group, Inc.	2,200	92,165
The Bank of Yokohama, Ltd.	5,000	28,775
The Chiba Bank, Ltd.	3,000	21,174
The Chugoku Bank, Ltd.	600	9,228
The Gunma Bank, Ltd.	1,000	5,913
The Hachijuni Bank, Ltd.	1,000	6,189
The Iyo Bank, Ltd.	300	3,032
The Joyo Bank, Ltd.	1,000	5,330
The Shizuoka Bank, Ltd.	1,000	10,809

		575,581

BEVERAGES — 1.0%
Asahi Breweries, Ltd.	700	21,973
Kirin Holdings Co., Ltd.	900	12,997
Suntory Beverage & Food, Ltd.	600	23,543

		58,513

BUILDING PRODUCTS — 0.4%
Asahi Glass Co., Ltd.	2,000	11,786
Daikin Industries, Ltd.	100	6,310
LIXIL Group Corp.	300	8,096

		26,192

CAPITAL MARKETS — 0.2%
Nomura Holdings, Inc.	1,900	13,448
SBI Holdings, Inc.	100	1,224

		14,672

CHEMICALS — 2.5%
Asahi Kasei Corp.	3,000	22,950
Hitachi Chemical Co., Ltd.	100	1,654
JSR Corp.	100	1,716
Kansai Paint Co., Ltd.	1,000	16,712
Kuraray Co., Ltd.	700	8,872
Mitsubishi Chemical Holdings Corp.	2,800	12,410
Mitsui Chemicals, Inc.	1,000	2,734
Nippon Paint Co., Ltd.	1,000	21,164
Nitto Denko Corp.	100	4,686
Shin-Etsu Chemical Co., Ltd.	600	36,472
Sumitomo Chemical Co., Ltd.	1,000	3,781
Teijin, Ltd.	1,000	2,507
Toray Industries, Inc.	3,000	19,723

		155,381

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Dai Nippon Printing Co., Ltd.	1,000	10,444
Park24 Co., Ltd.	1,600	29,092
Secom Co., Ltd.	600	36,662
Toppan Printing Co., Ltd.	1,000	7,739

		83,937

CONSTRUCTION & ENGINEERING — 1.3%
JGC Corp.	2,000	60,767
Kajima Corp.	1,000	4,422
Obayashi Corp.	1,000	7,137
Taisei Corp.	1,000	5,538

		77,864

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	1,000	4,027

CONSUMER FINANCE — 0.0%
Acom Co., Ltd. (a)	100	476
Credit Saison Co., Ltd.	100	2,081

		2,557

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	200	3,072

DIVERSIFIED CONSUMER SERVICES — 0.4%
Benesse Holdings, Inc.	600	26,030

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Japan Exchange Group, Inc.	100	2,463
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,872
ORIX Corp.	800	13,259

		18,594

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Nippon Telegraph & Telephone Corp.	1,000	62,366

ELECTRIC UTILITIES — 0.8%
Chubu Electric Power Co., Inc. (a)	1,000	12,428
Hokuriku Electric Power Co.	200	2,651

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Kyushu Electric Power Co., Inc. (a)	300	$3,379
Shikoku Electric Power Co., Inc. (a)	200	2,792
The Chugoku Electric Power Co., Inc.	300	4,093
The Kansai Electric Power Co., Inc. (a)	900	8,484
The Tokyo Electric Power Co., Inc. (a)	2,300	9,581
Tohoku Electric Power Co., Inc.	500	5,868

		49,276

ELECTRICAL EQUIPMENT — 0.6%
Fuji Electric Holdings Co., Ltd.	1,000	4,738
Mitsubishi Electric Corp.	1,000	12,339
Nidec Corp.	200	12,272
Sumitomo Electric Industries, Ltd.	700	9,846

		39,195

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Citizen Holdings Co., Ltd.	200	1,570
FUJIFILM Holdings Corp.	700	19,520
Hamamatsu Photonics K.K.	100	4,906
Hitachi, Ltd.	7,000	51,271
Hoya Corp.	3,300	109,647
Ibiden Co., Ltd.	100	2,014
Japan Display, Inc. (a)	100	614
Kyocera Corp.	600	28,476
Murata Manufacturing Co., Ltd.	200	18,718
Nippon Electric Glass Co., Ltd.	1,000	5,824
Omron Corp.	100	4,215
TDK Corp.	200	9,378
Yaskawa Electric Corp.	100	1,211
Yokogawa Electric Corp.	100	1,264

		258,628

FOOD & STAPLES RETAILING — 2.0%
Aeon Co., Ltd.	1,500	18,449
FamilyMart Co., Ltd.	200	8,618
Lawson, Inc.	700	52,515
Seven & I Holdings Co., Ltd.	1,000	42,130

		121,712

FOOD PRODUCTS — 1.7%
Ajinomoto Co., Inc.	1,000	15,675
Calbee, Inc.	800	22,064
MEIJI Holdings Co., Ltd.	100	6,624
Nisshin Seifun Group, Inc.	100	1,193
Nissin Foods Holding Co., Ltd.	300	15,429
Toyo Suisan Kaisha, Ltd.	1,000	30,848
Yamazaki Baking Co., Ltd.	1,000	12,487

		104,320

GAS UTILITIES — 1.3%
Osaka Gas Co., Ltd.	8,000	33,641
Toho Gas Co., Ltd.	1,000	5,498
Tokyo Gas Co., Ltd.	7,000	40,906

		80,045

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Olympus Corp. (a)	200	6,890
Sysmex Corp.	1,100	41,316
Terumo Corp.	200	4,472

		52,678

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Alfresa Holdings Corp.	100	6,446
Medipal Holdings Corp.	200	2,835
Miraca Holdings, Inc.	600	29,081
Suzuken Co., Ltd.	100	3,721

		42,083

HEALTH CARE TECHNOLOGY — 0.5%
M3, Inc.	2,000	31,825

HOTELS, RESTAURANTS & LEISURE — 1.9%
McDonald’s Holdings Co. (Japan), Ltd.	1,000	28,084
Oriental Land Co., Ltd.	500	85,657

		113,741

HOUSEHOLD DURABLES — 1.9%
Casio Computer Co., Ltd.	100	1,451
Iida Group Holdings Co., Ltd.	100	1,519
Nikon Corp.	400	6,298
Panasonic Corp.	1,500	18,272
Rinnai Corp.	300	28,962
Sekisui Chemical Co., Ltd.	1,000	11,579
Sekisui House, Ltd.	1,300	17,824
Sharp Corp. (a)	1,000	3,208
Sony Corp.	1,600	26,565

		115,678

HOUSEHOLD PRODUCTS — 1.1%
Unicharm Corp.	1,100	65,552

ININDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Electric Power Development Co., Ltd.	300	9,743

INDUSTRIAL CONGLOMERATES — 0.5%
Toshiba Corp.	6,000	28,014

INSURANCE — 1.3%
MS&AD Insurance Group Holdings, Inc.	500	12,077
NKSJ Holdings, Inc.	300	8,079
Sony Financial Holdings, Inc.	1,100	18,763
T&D Holdings, Inc.	500	6,796
The Dai-ichi Life Insurance Co., Ltd.	900	13,406
Tokio Marine Holdings, Inc.	700	23,024

		82,145

INTERNET & CATALOG RETAIL — 0.1%
Rakuten, Inc.	700	9,045

INTERNET SOFTWARE & SERVICES — 1.7%
DeNA Co., Ltd.	1,100	14,876
Gree, Inc. (a)	900	7,889
Kakaku.com, Inc.	1,200	21,026
Yahoo! Japan Corp.	12,600	58,208

		101,999

IT SERVICES — 1.5%
Fujitsu, Ltd.	2,000	14,984
Itochu Techno-Solutions Corp.	100	4,348
Nomura Research Institute, Ltd.	1,100	34,638
NTT Data Corp.	200	7,680
Otsuka Corp.	600	29,081

		90,731

LEISURE PRODUCTS — 1.9%
Bandai Namco Holdings, Inc.	400	9,366
Sankyo Co., Ltd.	200	7,690

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Sega Sammy Holdings, Inc.	1,700	$33,445
Shimano, Inc.	600	66,571
Yamaha Corp.	100	1,580

		118,652

MACHINERY — 4.5%
FANUC Corp.	100	17,245
Hino Motors, Ltd.	1,800	24,787
Hitachi Construction Machinery Co., Ltd.	100	1,992
IHI Corp.	1,000	4,659
JTEKT Corp.	200	3,370
Kawasaki Heavy Industries, Ltd.	1,000	3,810
Komatsu, Ltd.	600	13,930
Kubota Corp.	7,000	99,225
Kurita Water Industries, Ltd.	100	2,317
Mitsubishi Heavy Industries, Ltd.	2,000	12,477
Nabtesco Corp.	100	2,211
SMC Corp.	300	80,283
Sumitomo Heavy Industries, Ltd.	1,000	4,758
THK Co., Ltd.	100	2,357

		273,421

MARINE — 0.1%
Mitsui OSK Lines, Ltd.	1,000	3,721
Nippon Yusen K.K.	2,000	5,765

		9,486

MEDIA — 0.3%
Dentsu, Inc.	300	12,215
Hakuhodo DY Holdings, Inc.	300	2,979
Toho Co., Ltd.	200	4,691

		19,885

METALS & MINING — 0.7%
JFE Holdings, Inc.	600	12,384
Kobe Steel, Ltd.	4,000	6,002
Mitsubishi Materials Corp.	1,000	3,504
Nippon Steel & Sumitomo Metal Corp.	6,000	19,190

		41,080

MULTILINE RETAIL — 0.4%
Don Quijote Holdings Co., Ltd.	100	5,577
Isetan Mitsukoshi Holdings, Ltd.	300	3,909
J Front Retailing Co., Ltd.	1,000	7,018
Marui Group Co., Ltd.	100	961
Takashimaya Co., Ltd.	1,000	9,703

		27,168

OIL, GAS & CONSUMABLE FUELS — 1.5%
Idemitsu Kosan Co., Ltd.	400	8,691
Inpex Corp.	700	10,641
JX Holdings, Inc.	7,000	37,451
Showa Shell Sekiyu K.K.	600	6,817
TonenGeneral Sekiyu K.K.	3,000	28,488

		92,088

PAPER & FOREST PRODUCTS — 0.1%
OJI Paper Co., Ltd.	1,000	4,116

PERSONAL PRODUCTS — 2.3%
Kao Corp.	3,300	129,876
Shiseido Co., Ltd.	700	12,763

		142,639

PHARMACEUTICALS — 7.3%
Astellas Pharma, Inc.	2,700	35,474
Chugai Pharmaceutical Co., Ltd.	1,800	50,728
Daiichi Sankyo Co., Ltd.	1,100	20,522
Eisai Co., Ltd.	800	33,515
Hisamitsu Pharmaceutical Co., Inc.	400	17,887
Kyowa Hakko Kirin Co., Ltd.	1,000	13,533
Mitsubishi Tanabe Pharma Corp.	1,200	17,970
Ono Pharmaceutical Co., Ltd.	100	8,805
Otsuka Holdings Co., Ltd.	3,600	111,584
Santen Pharmaceutical Co., Ltd.	600	33,759
Shionogi & Co., Ltd.	2,500	52,169
Sumitomo Dainippon Pharma Co., Ltd.	200	2,300
Takeda Pharmaceutical Co., Ltd.	1,000	46,385

		444,631

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Japan Prime Realty Investment Corp.	3	10,765
Japan Real Estate Investment Corp.	3	17,472
Japan Retail Fund Investment Corp.	8	17,989
Nippon Building Fund, Inc.	3	17,531
Nippon Prologis REIT, Inc.	6	13,990
United Urban Investment Corp.	11	17,753

		95,500

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Daito Trust Construction Co., Ltd.	700	82,296
Daiwa House Industry Co., Ltd.	1,000	20,730
Mitsubishi Estate Co., Ltd.	1,000	24,688
Nomura Real Estate Holdings, Inc.	100	1,892
NTT Urban Development Corp.	100	1,125
Tokyu Fudosan Holdings Corp.	300	2,366

		133,097

ROAD & RAIL — 4.7%
Central Japan Railway Co.	300	42,791
East Japan Railway Co.	600	47,257
Hankyu Hanshin Holdings, Inc.	4,000	22,822
Keikyu Corp.	1,000	8,983
Keio Corp.	2,000	15,715
Keisei Electric Railway Co., Ltd.	1,000	9,960
Kintetsu Corp.	4,000	14,570
Nagoya Railroad Co., Ltd.	4,000	15,952
Nippon Express Co., Ltd.	3,000	14,540
Odakyu Electric Railway Co., Ltd.	2,000	19,249
Tobu Railway Co., Ltd.	4,000	20,927
Tokyu Corp.	2,000	14,175
West Japan Railway Co.	900	39,623

		286,564

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Tokyo Electron, Ltd.	100	6,760

SOFTWARE — 1.1%
GungHo Online Entertainment, Inc.	300	1,937
Konami Corp.	100	2,210
Nexon Co., Ltd.	100	954
Nintendo Co., Ltd.	100	11,969
Oracle Corp.	500	21,865
Trend Micro, Inc.	900	29,628

		68,563

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 4.1%
ABC-Mart, Inc.	400	$21,401
Fast Retailing Co., Ltd.	300	98,702
Hikari Tsushin, Inc.	100	7,551
Nitori Holding Co., Ltd.	800	43,749
Shimamura Co., Ltd.	200	19,663
USS Co., Ltd.	3,000	51,202
Yamada Denki Co., Ltd.	1,900	6,771

		249,039

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Brother Industries, Ltd.	200	3,465
Canon, Inc.	1,600	52,057
Konica Minolta Holdings, Inc.	400	3,952
NEC Corp.	2,000	6,377
Ricoh Co., Ltd.	700	8,340
Seiko Epson Corp.	100	4,254

		78,445

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Asics Corp.	900	20,993

TOBACCO — 2.4%
Japan Tobacco, Inc.	4,100	149,463

TRADING COMPANIES & DISTRIBUTORS — 4.0%
ITOCHU Corp.	3,100	39,811
Marubeni Corp.	5,000	36,573
Mitsubishi Corp.	3,400	70,715
Mitsui & Co., Ltd.	3,100	49,696
Sumitomo Corp.	2,900	39,161
Toyota Tsusho Corp.	300	8,626

		244,582

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	1,000	9,200

WIRELESS TELECOMMUNICATION SERVICES — 5.5%
KDDI Corp.	2,600	158,584
NTT DoCoMo, Inc.	8,800	150,453
Softbank Corp.	400	29,783

		338,820

TOTAL COMMON STOCKS —
(Cost $5,973,747)		6,095,758

SHORT TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c) (Cost $20,160)	20,160	20,160

TOTAL INVESTMENTS — 99.8%
(Cost $5,993,907)		6,115,918

OTHER ASSETS & LIABILITIES — 0.2%		10,496

NET ASSETS — 100.0%		$6,126,414

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR MSCI Spain Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIRLINES — 2.0%
International Consolidated Airlines Group SA (a)	18,359	$116,406

BANKS — 33.8%
Banco Bilbao Vizcaya Argentaria SA	35,698	454,986
Banco de Sabadell SA	46,717	159,395
Banco Popular Espanol SA	21,231	141,854
Banco Santander SA	86,989	908,741
Bankia SA (a)	59,007	114,398
Bankinter SA	9,906	77,511
CaixaBank SA	28,511	175,934

		2,032,819

BIOTECHNOLOGY — 2.6%
Grifols SA	2,874	157,063

CONSTRUCTION & ENGINEERING — 6.9%
ACS, Actividades de Construccion y Servicios SA	4,344	198,649
Ferrovial SA	9,778	217,749

		416,398

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.2%
Telefonica SA	39,371	674,888

ELECTRIC UTILITIES — 10.1%
Iberdrola SA	48,720	372,414
Red Electrica Corporacion SA	2,586	236,514

		608,928

FOOD & STAPLES RETAILING — 2.3%
Distribuidora Internacional de Alimentacion SA	15,117	139,170

GAS UTILITIES — 7.3%
Enagas SA	6,709	215,862
Gas Natural SDG SA	7,106	224,404

		440,266

INSURANCE — 3.5%
Grupo Catalana Occidente SA	2,612	94,805
Mapfre SA	29,244	116,555

		211,360

IT SERVICES — 3.4%
Amadeus IT Holding SA	4,907	202,359

MACHINERY — 3.2%
Zardoya Otis SA	10,842	192,976

MEDIA — 1.2%
Mediaset Espana Comunicacion SA (a)	6,294	73,403

OIL, GAS & CONSUMABLE FUELS — 4.2%
Repsol SA	9,446	249,090

SPECIALTY RETAIL — 5.1%
Inditext SA	1,988	305,938

TRANSPORTATION INFRASTRUCTURE — 3.1%
Abertis Infraestructuras SA	7,967	183,309

TOTAL COMMON STOCKS —
(Cost $5,995,724)		6,004,373

RIGHTS — 0.1%
SPAIN — 0.1%
Repsol SA (expiring 7/10/14) (a) (Cost $6,218)	9,446	6,428

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c) (Cost $5,926)	5,926	5,926

TOTAL INVESTMENTS — 100.1%
(Cost $6,007,868)		6,016,727

OTHER ASSETS & LIABILITIES — (0.1)%		(5,712)

NET ASSETS — 100.0%		$6,011,015

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 4.7%
BAE Systems PLC	17,192	$127,254
Cobham PLC	4,734	25,279
Meggitt PLC	474	4,101
Rolls-Royce Holdings PLC (a)	6,922	126,522

		283,156

AIR FREIGHT & LOGISTICS — 0.4%
Royal Mail PLC (a)	2,750	23,463

AIRLINES — 0.4%
easyJet PLC	1,028	23,993

AUTO COMPONENTS — 0.1%
GKN PLC	998	6,196

BANKS — 7.6%
Barclays PLC	21,600	78,593
HSBC Holdings PLC	26,972	273,434
Lloyds Banking Group PLC (a)	25,348	32,181
Royal Bank of Scotland Group PLC (a)	2,192	12,308
Standard Chartered PLC	3,244	66,228

		462,744

BEVERAGES — 3.9%
Coca-Cola HBC AG (a)	110	2,524
Diageo PLC	6,182	197,241
SABMiller PLC	642	37,191

		236,956

CAPITAL MARKETS — 1.9%
3i Group PLC	898	6,171
Aberdeen Asset Management PLC	4,598	35,685
Hargreaves Lansdown PLC	1,558	32,980
ICAP PLC	2,390	15,529
Investec PLC	404	3,723
Schroders PLC	484	20,739

		114,827

CHEMICALS — 1.5%
Croda International PLC	1,202	45,236
Johnson Matthey PLC	912	48,341

		93,577

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Aggreko PLC	1,074	30,300
Babcock International Group PLC	1,822	36,201
G4S PLC	3,112	13,579

		80,080

CONTAINERS & PACKAGING — 0.7%
Rexam PLC	4,852	44,385

DIVERSIFIED FINANCIAL SERVICES — 0.1%
London Stock Exchange Group PLC	204	7,001

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BT Group PLC	9,746	64,140
Inmarsat PLC	1,898	24,259

		88,399

ELECTRIC UTILITIES — 1.1%
SSE PLC	2,530	67,787

ENERGY EQUIPMENT & SERVICES — 0.8%
AMEC PLC	1,236	25,678
Petrofac, Ltd.	1,226	25,218

		50,896

FOOD & STAPLES RETAILING — 1.5%
J Sainsbury PLC	3,550	19,151
Tesco PLC	11,846	57,564
William Morrison Supermarkets PLC	4,406	13,817

		90,532

FOOD PRODUCTS — 4.0%
Associated British Foods PLC	750	39,100
Tate & Lyle PLC	2,520	29,494
Unilever PLC	3,874	175,601

		244,195

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Smith & Nephew PLC	6,984	124,073

HOTELS, RESTAURANTS & LEISURE — 4.6%
Carnival PLC	106	4,002
Compass Group PLC (a)	10,932	190,098
InterContinental Hotels Group PLC	164	6,789
Tui Travel PLC	488	3,321
Whitbread PLC	750	56,540
William Hill PLC	3,453	19,366

		280,116

HOUSEHOLD DURABLES — 0.0%
Persimmon PLC (a)	122	2,655

HOUSEHOLD PRODUCTS — 3.3%
Reckitt Benckiser Group PLC	2,270	197,949

INDUSTRIAL CONGLOMERATES — 0.6%
Smiths Group PLC	1,750	38,809

INSURANCE — 3.7%
Admiral Group PLC	2,590	68,598
Aviva PLC	1,742	15,205
Direct Line Insurance Group PLC	11,016	50,819
Friends Life Group, Ltd.	1,052	5,671
Legal & General Group PLC	3,288	12,672
Old Mutual PLC	7,100	24,001
Prudential PLC	1,276	29,257
RSA Insurance Group PLC	976	7,924
Standard Life PLC	1,112	7,113

		221,260

INTERNET & CATALOG RETAIL — 0.2%
ASOS PLC (a)	230	11,641

MACHINERY — 0.6%
IMI PLC	1,276	32,443
Melrose Industries PLC	538	2,394
The Weir Group PLC	86	3,851

		38,688

MEDIA — 5.9%
British Sky Broadcasting Group PLC	7,334	113,362
ITV PLC	19,004	57,904
Pearson PLC	1,008	19,890
Reed Elsevier PLC	9,256	148,768
WPP PLC	696	15,161

		355,085

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 3.4%
Anglo American PLC	1,370	$33,498
Antofagasta PLC	246	3,209
BHP Billiton PLC	1,334	43,098
Fresnillo PLC	86	1,282
Glencore PLC (a)	10,302	57,345
Randgold Resources, Ltd.	126	10,499
Rio Tinto PLC	1,056	56,127

		205,058

MULTI-UTILITIES — 4.3%
Centrica PLC	27,670	147,896
National Grid PLC	7,852	112,776

		260,672

MULTILINE RETAIL — 1.9%
Marks & Spencer Group PLC	1,884	13,697
Next PLC	916	101,413

		115,110

OIL, GAS & CONSUMABLE FUELS — 12.7%
BG Group PLC	2,076	43,838
BP PLC	34,870	306,996
Royal Dutch Shell PLC (Class A)	6,020	248,943
Royal Dutch Shell PLC (Class B)	3,830	166,501
Tullow Oil PLC	380	5,546

		771,824

PHARMACEUTICALS — 8.6%
AstraZeneca PLC	2,800	207,805
GlaxoSmithKline PLC	5,352	143,123
Shire PLC	2,158	168,626

		519,554

PROFESSIONAL SERVICES — 2.4%
Capita PLC	3,286	64,332
Experian PLC	986	16,657
Intertek Group PLC	1,318	61,951

		142,940

REAL ESTATE INVESTMENT TRUSTS — 2.6%
British Land Co. PLC	3,298	39,615
Hammerson PLC	3,256	32,290
Intu Properties PLC	3,864	20,587
Land Securities Group PLC	3,324	58,881
Segro PLC	750	4,427

		155,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0%
ARM Holdings PLC	122	1,838

SOFTWARE — 0.7%
The Sage Group PLC	6,030	39,602

SPECIALTY RETAIL — 0.4%
Kingfisher PLC	2,188	13,431
Sports Direct International PLC (a)	1,064	12,853

		26,284

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Burberry Group PLC	2,166	54,923

TOBACCO — 4.8%
British American Tobacco PLC	3,796	225,742
Imperial Tobacco Group PLC	1,492	67,094

		292,836

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Bunzl PLC	2,622	72,718
Travis Perkins PLC	162	4,537
Wolseley PLC	154	8,434

		85,689

WATER UTILITIES — 0.3%
Severn Trent PLC	100	3,304
United Utilities Group PLC	918	13,844

		17,148

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
Vodafone Group PLC	48,442	161,516

TOTAL COMMON STOCKS —
(Cost $5,973,415)		6,039,257

SHORT TERM INVESTMENT — 0.4%
UNITED STATES — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c) (Cost $26,586)	26,586	26,586

TOTAL INVESTMENTS — 100.0%
(Cost $6,000,001)		6,065,843
OTHER ASSETS & LIABILITIES — 0.0% (d)		757

NET ASSETS — 100.0%		$6,066,600

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
JAPAN — 99.7%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	14,380	$297,948

AIRLINES — 0.4%
All Nippon Airways Co., Ltd. (a)	60,000	141,553
Japan Airlines Co., Ltd.	6,000	331,671

		473,224

AUTO COMPONENTS — 3.2%
Aisin Seiki Co., Ltd.	7,168	285,149
Bridgestone Corp.	22,803	797,953
Daido Metal Co., Ltd.	1,000	12,596
Denso Corp.	15,647	746,787
FCC Co., Ltd. (a)	5,984	112,468
Futaba Industrial Co., Ltd. (a)	2,408	11,005
Keihin Corp.	3,556	56,514
Mitsuba Corp.	600	9,535
NGK Spark Plug Co., Ltd.	10,160	286,632
NHK Spring Co., Ltd.	2,340	21,944
Nifco, Inc.	6,028	201,122
Nissin Kogyo Co., Ltd.	3,616	71,710
NOK Corp.	6,016	120,848
Showa Corp.	9,012	109,598
Stanley Electric Co., Ltd.	3,644	94,998
Sumitomo Rubber Industries, Inc.	10,808	155,977
Tokai Rika Co., Ltd.	20	402
Toyo Tire & Rubber Co., Ltd.	8,925	151,797
Toyota Industries Corp.	7,172	370,264

		3,617,299

AUTOMOBILES — 8.4%
Daihatsu Motor Co., Ltd.	464	8,249
Fuji Heavy Industries, Ltd.	24,347	674,136
Honda Motor Co., Ltd.	56,374	1,968,262
Isuzu Motors, Ltd.	59,651	394,513
Mazda Motor Corp.	96,123	450,703
Mitsubishi Motors Corp.	15,600	172,161
Nissan Motor Co., Ltd.	81,462	772,765
Suzuki Motor Corp.	13,192	413,190
Toyota Motor Corp.	72,477	4,352,698
Yamaha Motor Co., Ltd.	7,216	124,155

		9,330,832

BANKS — 9.3%
Chuo Mitsui Trust Holdings, Inc.	119,981	548,356
Fukuoka Financial Group, Inc.	36,000	173,772
Hokuhoku Financial Group, Inc.	59,658	127,201
Mitsubishi UFJ Financial Group, Inc.	460,300	2,821,640
Mizuho Financial Group, Inc.	832,800	1,709,910
Resona Holdings, Inc.	57,500	334,880
Shinsei Bank, Ltd. (a)	59,726	134,421
Sumitomo Mitsui Financial Group, Inc.	48,000	2,010,878
Suruga Bank, Ltd.	496	9,626
The 77 Bank, Ltd.	23,803	125,471
The Awa Bank, Ltd.	23,731	134,930
The Bank of Kyoto, Ltd. (a)	11,916	108,333
The Bank of Yokohama, Ltd.	47,947	275,930
The Chiba Bank, Ltd.	36,063	254,529
The Chugoku Bank, Ltd.	11,504	176,923
The Hachijuni Bank, Ltd.	35,719	221,073
The Hiroshima Bank, Ltd.	35,811	171,092
The Hyakugo Bank, Ltd.	24,147	100,588
The Iyo Bank, Ltd.	11,380	115,030
The Joyo Bank, Ltd.	24,155	128,757
The Juroku Bank, Ltd.	35,883	134,245
The Musashino Bank, Ltd.	2,420	84,803
The Nanto Bank, Ltd.	12,391	51,372
The Nishi-Nippon City Bank, Ltd.	47,799	117,486
The Shizuoka Bank, Ltd.	12,363	133,631
Yamaguchi Financial Group, Inc.	12,076	127,310

		10,332,187

BEVERAGES — 1.3%
Asahi Breweries, Ltd.	15,584	489,187
Coca-Cola East Japan Co., Ltd.	600	15,257
Ito En, Ltd.	6,556	168,066
Kirin Holdings Co., Ltd. (a)	36,207	522,885
Suntory Beverage & Food, Ltd.	5,000	196,930
Takara Holdings, Inc.	12,479	109,509

		1,501,834

BIOTECHNOLOGY — 0.1%
3-D Matrix, Ltd. (a)(b)	700	29,436
GNI Group, Ltd. (a)(b)	4,000	13,188
Japan Tissue Engineering Co., Ltd. (b)	500	8,805
NanoCarrier Co., Ltd. (a)(b)	700	10,987
OncoTherapy Science, Inc. (a)(b)	5,700	10,015
Takara Bio, Inc. (a)	500	8,287

		80,718

BUILDING PRODUCTS — 1.2%
Aica Kogyo Co., Ltd.	1,284	27,428
Asahi Glass Co., Ltd. (a)	36,299	213,913
Daikin Industries, Ltd.	8,432	532,030
LIXIL Group Corp.	10,772	290,713
Nippon Sheet Glass Co., Ltd. (b)	36,000	50,817
TOTO, Ltd.	17,444	235,043

		1,349,944

CAPITAL MARKETS — 1.6%
Daiwa Securities Group, Inc.	48,482	419,710
Jafco Co., Ltd.	1,212	53,000
Nomura Holdings, Inc.	129,876	919,215
Okasan Securities Group, Inc.	12,107	100,508
SBI Holdings, Inc.	9,558	116,993
Tokai Tokyo Financial Holdings, Inc.	23,967	186,427

		1,795,853

CHEMICALS — 3.9%
Asahi Kasei Corp.	35,859	274,327
C. Uyemura & Co., Ltd.	300	15,281
Daicel Chemical Industries, Ltd.	12,055	115,189
DIC Corp.	36,391	96,990
Hitachi Chemical Co., Ltd.	5,976	98,867
Ishihara Sangyo Kaisha, Ltd. (a)(b)	7,000	6,219
JSR Corp.	8,360	143,425
Kaneka Corp.	12,224	76,502
Kansai Paint Co., Ltd. (a)	12,092	202,080
Kuraray Co., Ltd.	17,971	227,775
Mitsubishi Chemical Holdings Corp.	36,123	160,103
Mitsubishi Gas Chemical Co., Inc.	12,268	78,473
Mitsui Chemicals, Inc.	35,843	98,006
Nihon Nohyaku Co., Ltd.	700	8,492
Nissan Chemical Industries, Ltd.	13,116	203,916

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Nitto Denko Corp.	4,784	$224,171
Shin-Etsu Chemical Co., Ltd.	14,420	876,545
Showa Denko K.K.	47,723	67,836
Sumitomo Chemical Co., Ltd.	59,674	225,607
Taiyo Nippon Sanso Corp. (a)	21,180	187,537
Teijin, Ltd.	36,367	91,182
Tokai Carbon Co., Ltd.	11,828	33,743
Toray Industries, Inc.	47,758	313,971
Tosoh Corp.	35,599	172,539
Toyobo Co., Ltd.	48,302	83,440
Ube Industries, Ltd.	59,543	103,446
Zeon Corp.	12,132	129,817

		4,315,479

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	1,200	29,021
Dai Nippon Printing Co., Ltd.	23,739	247,923
Daiseki Co., Ltd.	2,400	42,999
Nissha Printing Co., Ltd. (a)	1,236	18,777
Park24 Co., Ltd.	6,000	109,096
Sanix, Inc. (a)(b)	2,800	37,921
Secom Co., Ltd.	8,368	511,307
Toppan Printing Co., Ltd.	24,299	188,050

		1,185,094

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Denki Kogyo Co., Ltd.	2,000	13,366

CONSTRUCTION & ENGINEERING — 1.7%
Chiyoda Corp.	10,688	129,452
COMSYS Holdings Corp.	12,000	223,049
JGC Corp.	11,760	357,310
Kajima Corp.	47,595	210,479
Kumagai Gumi Co., Ltd. (a)(b)	6,000	15,340
Maeda Corp.	17,855	141,176
Nishimatsu Construction Co., Ltd.	3,000	12,763
Obayashi Corp.	35,679	254,636
Raito Kogyo Co., Ltd.	1,000	7,275
Shimizu Corp.	35,559	251,674
Taisei Corp.	52,995	293,472
Tokyu Construction Co., Ltd.	2,000	9,457

		1,906,083

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	59,607	240,064

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a)(b)	1,200	5,709
Aeon Credit Service Co., Ltd. (a)	6,040	157,939
Credit Saison Co., Ltd.	8,364	174,042
J Trust Co., Ltd. (a)	1,600	23,501
Orient Corp. (b)	24,001	64,679

		425,870

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	6,048	92,895

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	5,992	112,441

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	3,628	157,397

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Japan Exchange Group, Inc.	2,100	51,720
ORIX Corp.	45,700	757,419
Zenkoku Hosho Co., Ltd.	1,700	46,248

		855,387

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Nippon Telegraph & Telephone Corp.	28,900	1,802,381

ELECTRIC UTILITIES — 1.4%
Chubu Electric Power Co., Inc. (b)	23,963	297,808
Hokkaido Electric Power Co., Inc. (a)(b)	5,928	45,818
Hokuriku Electric Power Co.	8,412	111,518
Kyushu Electric Power Co., Inc. (b)	14,376	161,917
Shikoku Electric Power Co., Inc. (a)(b)	5,972	83,356
The Chugoku Electric Power Co., Inc.	9,648	131,618
The Kansai Electric Power Co., Inc. (b)	28,811	271,601
The Okinawa Electric Power Co., Inc.	36	1,285
The Tokyo Electric Power Co., Inc. (b)	51,667	215,226
Tohoku Electric Power Co., Inc.	16,843	197,683

		1,517,830

ELECTRICAL EQUIPMENT — 1.9%
Fuji Electric Holdings Co., Ltd.	36,099	171,043
Fujikura, Ltd.	24,107	117,317
Furukawa Electric Co., Ltd. (a)	23,899	50,721
GS Yuasa Corp.	2,000	12,734
Mitsubishi Electric Corp.	71,974	888,085
Nidec Corp. (a)	7,200	441,787
Sumitomo Electric Industries, Ltd.	22,787	320,532
Tatsuta Electric Wire and Cable Co., Ltd. (a)	7,400	42,586
Ushio, Inc.	6,036	77,755

		2,122,560

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Alps Electric Co., Ltd.	9,568	122,782
Amano Corp.	7,236	82,499
Anritsu Corp.	1,000	11,233
Citizen Holdings Co., Ltd.	16,103	126,370
FUJIFILM Holdings Corp.	16,827	469,239
Hamamatsu Photonics K.K.	4,768	233,917
Hirose Electric Co., Ltd.	2,008	298,311
Hitachi, Ltd.	155,933	1,142,118
Horiba, Ltd.	2,404	86,260
Hoya Corp.	15,632	519,395
Ibiden Co., Ltd.	5,996	120,743
Iriso Electronics Co., Ltd.	300	17,590
Japan Aviation Electronics Industry, Ltd.	1,000	21,509
Keyence Corp.	1,640	715,461
Kyocera Corp.	11,900	564,782
Murata Manufacturing Co., Ltd.	7,228	676,459
Nippon Electric Glass Co., Ltd.	23,548	137,143
Oki Electric Industry Co., Ltd.	54,166	120,304
Omron Corp.	8,380	353,216
Shimadzu Corp.	12,312	112,905
TDK Corp.	5,696	267,075
Yaskawa Electric Corp.	11,604	140,547
Yokogawa Electric Corp.	11,964	151,285

		6,491,143

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd.	26,403	324,744

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Cawachi, Ltd.	2,448	$46,735
Cosmos Pharmaceutical Corp.	200	21,105
FamilyMart Co., Ltd. (a)	2,352	101,342
Lawson, Inc.	2,400	180,050
Seven & I Holdings Co., Ltd.	26,439	1,113,880
UNY Group Holdings Co., Ltd.	12,000	75,218

		1,863,074

FOOD PRODUCTS — 1.2%
Ajinomoto Co., Inc.	24,003	376,257
Hokuto Corp.	2,400	47,571
Kikkoman Corp.	12,256	255,270
MEIJI Holdings Co., Ltd.	2,400	158,966
Nissin Foods Holding Co., Ltd.	3,640	187,201
Sakata Seed Corp.	9,584	132,164
Yakult Honsha Co., Ltd. (a)	3,564	180,478

		1,337,907

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd.	72,150	303,399
Saibu Gas Co., Ltd.	60,273	158,261
Tokyo Gas Co., Ltd.	83,873	490,132

		951,792

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Asahi Intecc Co., Ltd.	500	20,532
Nakanishi, Inc. (a)	4,600	188,895
Nikkiso Co., Ltd.	600	7,125
Olympus Corp. (b)	6,042	208,150
Sysmex Corp.	4,800	180,287
Terumo Corp.	11,900	266,063

		871,052

HEALTH CARE PROVIDERS & SERVICES — 0.5%
As One Corp.	600	18,627
BML, Inc.	300	11,608
Medipal Holdings Corp.	7,192	101,947
Message Co., Ltd.	600	22,862
Miraca Holdings, Inc.	3,636	176,228
Nichii Gakkan Co.	1,200	10,779
Suzuken Co., Ltd.	3,632	135,163
Tsukui Corp.	4,100	37,598

		514,812

HEALTH CARE TECHNOLOGY — 0.0% (c)
M3, Inc.	2,200	35,007
Medinet Co., Ltd. (a)(b)	2,900	8,846

		43,853

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd.	2,404	411,840
Round One Corp.	4,800	30,561

		442,401

HOUSEHOLD DURABLES — 2.6%
Casio Computer Co., Ltd. (a)	13,248	192,237
Fujitsu General, Ltd.	1,000	11,026
Funai Electric Co., Ltd.	2,395	24,138
Haseko Corp.	10,800	86,886
Iida Group Holdings Co., Ltd.	700	10,634
Nikon Corp. (a)	10,840	170,671
Panasonic Corp.	77,481	943,799
Pioneer Corp. (b)	14,360	31,610
Sangetsu Co., Ltd.	1,176	31,865
Sekisui Chemical Co., Ltd.	12,079	139,862
Sekisui House, Ltd.	23,679	324,665
Sharp Corp. (a)(b)	35,519	113,950
Sony Corp.	40,811	677,598
Sumitomo Forestry Co., Ltd.	8,368	102,096

		2,861,037

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp.	3,632	216,439

ININDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	4,840	157,185

INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Electric Railway Co., Ltd.	35,747	149,968
Nisshinbo Holdings, Inc.	11,584	116,063
Toshiba Corp.	143,633	670,632

		936,663

INSURANCE — 2.2%
MS&AD Insurance Group Holdings, Inc.	19,736	476,719
NKSJ Holdings, Inc.	12,000	323,143
Sony Financial Holdings, Inc.	9,600	163,751
T&D Holdings, Inc.	25,200	342,534
The Dai-ichi Life Insurance Co., Ltd.	25,200	375,369
Tokio Marine Holdings, Inc.	24,447	804,081

		2,485,597

INTERNET & CATALOG RETAIL — 0.4%
ASKUL Corp. (a)	500	13,440
Rakuten, Inc. (a)	29,300	378,596
Start Today Co., Ltd.	700	18,401

		410,437

INTERNET SOFTWARE & SERVICES — 0.5%
Access Co., Ltd. (a)(b)	4,300	26,147
DeNA Co., Ltd. (a)	4,800	64,913
F@N Communications, Inc. (a)	1,500	24,638
Gree, Inc. (a)	3,600	31,556
Gurunavi, Inc. (a)	1,500	25,438
Internet Initiative Japan, Inc. (a)	3,600	88,450
Kakaku.com, Inc.	3,100	54,316
UNITED, Inc.	500	10,646
Yahoo! Japan Corp.	62,300	287,808

		613,912

IT SERVICES — 1.0%
Digital Garage, Inc. (a)	1,300	21,328
Fujitsu, Ltd.	60,498	453,265
GMO Payment Gateway, Inc. (a)	600	22,595
IT Holdings Corp.	4,832	82,994
Itochu Techno-Solutions Corp.	3,108	135,144
NET One Systems Co., Ltd.	12,000	83,273
Nihon Unisys, Ltd.	700	6,018
Nomura Research Institute, Ltd.	300	9,447
NTT Data Corp.	4,800	184,315
Otsuka Corp.	36	1,745
SCSK Corp.	1,100	31,000
TKC Corp.	2,400	54,394

		1,085,518

LEISURE PRODUCTS — 1.0%
Bandai Namco Holdings, Inc.	10,632	248,942

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Roland Corp. (a)	1,200	$22,009
Sankyo Co., Ltd.	3,640	139,951
Sega Sammy Holdings, Inc.	10,531	207,179
Shimano, Inc.	3,592	398,540
Yamaha Corp.	7,192	113,661

		1,130,282

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
EPS Corp.	700	8,990

MACHINERY — 6.1%
Amada Co., Ltd.	11,527	117,199
DMG Mori Seiki Co., Ltd.	5,968	86,658
FANUC Corp.	7,180	1,238,188
Glory, Ltd.	6,044	196,883
IHI Corp.	60,311	281,001
JTEKT Corp.	8,408	141,676
Kawasaki Heavy Industries, Ltd.	47,978	182,809
Komatsu, Ltd.	32,439	753,137
Komori Corp. (a)	4,788	61,017
Kubota Corp.	34,663	491,349
Kurita Water Industries, Ltd. (a)	5,976	138,450
Makita Corp.	4,876	301,306
Minebea Co., Ltd.	12,255	137,665
Mitsubishi Heavy Industries, Ltd.	112,676	702,939
Mitsui Engineering & Shipbuilding Co., Ltd.	47,567	106,586
NGK Insulators, Ltd.	12,320	279,710
Nihon Trim Co., Ltd. (a)	200	7,828
NSK, Ltd.	12,463	162,023
NTN Corp.	12,495	54,516
Obara Group, Inc.	600	26,001
OKUMA Corp.	11,648	111,990
OSG Corp.	6,012	110,857
SMC Corp.	2,420	647,611
Sodick Co., Ltd.	10,800	48,294
Sumitomo Heavy Industries, Ltd.	23,795	113,214
Takuma Co., Ltd.	12,000	78,061
The Japan Steel Works, Ltd. (a)	11,708	51,314
THK Co., Ltd.	6,000	141,434
Tocalo Co., Ltd.	700	11,740
Toshiba Machine Co., Ltd.	11,944	55,531

		6,836,987

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd.	35,759	74,832
Mitsui OSK Lines, Ltd.	24,491	91,142
Nippon Yusen K.K. (a)	47,995	138,340

		304,314

MEDIA — 0.7%
Adways, Inc. (b)	500	8,430
Avex Group Holdings, Inc.	800	14,096
COOKPAD, Inc. (a)	800	19,474
CyberAgent, Inc.	2,400	97,132
Daiichikosho Co., Ltd.	700	20,094
Dentsu, Inc.	9,600	390,899
Kadokawa Corp.	700	22,181
Toho Co., Ltd.	8,352	195,887
Usen Corp. (b)	5,270	21,797
Zenrin Co., Ltd.	800	9,176

		799,166

METALS & MINING — 2.1%
Daido Steel Co., Ltd.	12,199	62,377
Dowa Holdings Co., Ltd.	11,767	111,043
JFE Holdings, Inc.	16,847	347,733
Kobe Steel, Ltd.	72,645	108,998
Mitsubishi Materials Corp.	48,027	168,300
Mitsubishi Steel Manufacturing Co., Ltd.	24,000	55,910
Mitsui Mining & Smelting Co., Ltd.	35,839	102,241
Nippon Steel & Sumitomo Metal Corp.	226,755	725,222
Nippon Yakin Kogyo Co., Ltd. (b)	3,100	9,915
Nisshin Steel Co., Ltd.	3,500	46,261
Sumitomo Metal Mining Co., Ltd.	23,575	382,813
Toho Zinc Co., Ltd.	24,000	89,551
Tokyo Steel Manufacturing Co., Ltd. (a)	1,144	5,974
Topy Industries, Ltd.	35,000	73,244
Yodogawa Steel Works, Ltd.	23,963	106,208

		2,395,790

MULTILINE RETAIL — 0.8%
H2O Retailing Corp.	16,000	123,982
Isetan Mitsukoshi Holdings, Ltd.	14,441	188,166
J Front Retailing Co., Ltd.	23,778	166,884
Marui Group Co., Ltd.	15,616	149,986
Ryohin Keikaku Co., Ltd.	1,236	140,309
Seria Co., Ltd.	400	18,380
Takashimaya Co., Ltd.	12,332	119,662

		907,369

OIL, GAS & CONSUMABLE FUELS — 1.1%
Cosmo Oil Co., Ltd.	35,927	76,957
Inpex Corp.	34,000	516,855
JX Holdings, Inc.	87,300	467,071
Nippon Coke & Engineering Co., Ltd.	6,600	7,623
TonenGeneral Sekiyu K.K. (a)	11,547	109,651

		1,178,157

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	2,400	45,155
OJI Paper Co., Ltd.	35,839	147,523

		192,678

PERSONAL PRODUCTS — 1.0%
Euglena Co., Ltd. (a)(b)	1,700	21,832
Kao Corp.	19,239	757,178
Mandom Corp.	5,216	185,614
Shiseido Co., Ltd.	10,832	197,490

		1,162,114

PHARMACEUTICALS — 5.3%
Astellas Pharma, Inc.	83,500	1,097,068
Chugai Pharmaceutical Co., Ltd.	9,616	271,000
Daiichi Sankyo Co., Ltd.	24,051	448,708
Eisai Co., Ltd.	9,540	399,662
Hisamitsu Pharmaceutical Co., Inc.	2,404	107,498
Kissei Pharmaceutical Co., Ltd.	6,000	143,626
Kyowa Hakko Kirin Co., Ltd. (a)	11,833	160,141
Mitsubishi Tanabe Pharma Corp.	12,000	179,695
Mochida Pharmaceutical Co., Ltd.	2,400	172,232
Nichi-iko Pharmaceutical Co., Ltd.	1,200	17,946
Ono Pharmaceutical Co., Ltd.	2,432	214,140
Otsuka Holdings Co., Ltd.	14,600	452,534
Santen Pharmaceutical Co., Ltd.	4,956	278,853

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Sawai Pharmaceutical Co., Ltd.	600	$35,359
Seikagaku Corp.	4,800	59,038
Shionogi & Co., Ltd.	11,996	250,329
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,960	68,540
Taisho Pharmaceutical Holdings Co., Ltd.	2,300	167,780
Takeda Pharmaceutical Co., Ltd.	27,855	1,292,045
Torii Pharmaceutical Co., Ltd.	1,200	37,372
Towa Pharmaceutical Co., Ltd. (a)	200	8,144
Tsumura & Co.	100	2,358
ZERIA Pharmaceutical Co., Ltd.	700	16,722

		5,880,790

PROFESSIONAL SERVICES — 0.2%
Meitic Corp.	4,812	150,100
Nihon M&A Center, Inc.	1,500	42,821

		192,921

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.7%
Daikyo, Inc.	24,256	56,986
Daito Trust Construction Co., Ltd.	3,564	419,004
Daiwa House Industry Co., Ltd.	24,363	505,032
Heiwa Real Estate Co., Ltd.	5,900	94,873
Hulic Co., Ltd.	1,700	22,403
Leopalace21 Corp. (b)	6,044	31,143
Mitsubishi Estate Co., Ltd.	40,111	990,253
Mitsui Fudosan Co., Ltd.	30,923	1,042,722
Sumitomo Realty & Development Co., Ltd.	11,843	508,183
Tokyo Tatemono Co., Ltd.	23,540	217,729
Tokyu Fudosan Holdings Corp.	27,800	219,261

		4,107,589

ROAD & RAIL — 4.1%
Central Japan Railway Co.	6,000	855,831
East Japan Railway Co.	13,200	1,039,660
Hankyu Hanshin Holdings, Inc.	48,486	276,639
Keikyu Corp.	24,355	218,776
Keio Corp.	17,000	133,577
Keisei Electric Railway Co., Ltd.	12,147	120,984
Kintetsu Corp.	72,038	262,396
Nagoya Railroad Co., Ltd.	48,362	192,866
Nankai Electric Railway Co., Ltd.	36,111	156,842
Nippon Express Co., Ltd.	47,555	230,487
Odakyu Electric Railway Co., Ltd. (a)	12,483	120,141
Sotetsu Holdings, Inc.	48,254	185,766
Tobu Railway Co., Ltd.	36,007	188,379
Tokyu Corp.	36,391	257,922
West Japan Railway Co.	8,400	369,814

		4,610,080

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Advantest Corp. (a)	7,216	89,181
Dainippon Screen Manufacturing Co., Ltd.	364	1,700
Disco Corp.	2,084	139,886
Rohm Co., Ltd.	3,576	205,089
Sanken Electric Co., Ltd. (a)	12,404	102,606
Shinko Electric Industries Co., Ltd.	3,592	32,692
Sumco Corp. (a)	6,046	55,384
Ulvac, Inc. (b)	700	14,904

		641,442

SOFTWARE — 0.8%
Broadleaf Co., Ltd.	700	13,419
COLOPL, Inc. (a)(b)	700	19,209
Dwango Co., Ltd. (a)	600	15,802
GungHo Online Entertainment, Inc. (a)	13,000	83,925
Konami Corp. (a)	4,792	105,911
Nintendo Co., Ltd.	3,648	436,622
NSD Co., Ltd.	4,832	63,581
Square Enix Holdings Co., Ltd.	4,196	74,265
Trend Micro, Inc.	2,368	77,955

		890,689

SPECIALTY RETAIL — 1.5%
Aoyama Trading Co., Ltd.	5,984	163,740
Arcland Sakamoto Co., Ltd.	500	10,621
Asahi Co., Ltd. (a)	1,100	15,842
Autobacs Seven Co., Ltd.	3,480	58,398
Fast Retailing Co., Ltd.	1,176	386,912
Gulliver International Co., Ltd.	4,500	36,958
Hikari Tsushin, Inc. (a)	1,184	89,409
Jin Co., Ltd. (a)	500	15,942
K’s Holdings Corp.	400	11,601
Nitori Holding Co., Ltd.	2,400	131,247
Sanrio Co., Ltd. (a)	2,448	71,116
Shimachu Co., Ltd.	5,984	142,888
Shimamura Co., Ltd.	1,232	121,126
United Arrows, Ltd.	700	28,227
USS Co., Ltd.	12,000	204,807
VT Holdings Co., Ltd.	2,700	15,432
Yamada Denki Co., Ltd. (a)	36,000	128,286

		1,632,552

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Brother Industries, Ltd.	10,832	187,653
Canon, Inc. (a)	39,558	1,287,036
Eizo Nanao Corp.	700	18,594
Konica Minolta Holdings, Inc.	24,075	237,886
NEC Corp.	72,918	232,491
Ricoh Co., Ltd.	23,555	280,647
Roland DG Corp.	400	14,353
Seiko Epson Corp.	6,076	258,502
Wacom Co., Ltd. (a)	2,000	11,391

		2,528,553

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Asics Corp.	12,064	281,400
Gunze, Ltd.	24,223	69,581
Onward Holdings Co., Ltd. (a)	11,580	83,102
The Japan Wool Textile Co., Ltd.	12,031	94,771

		528,854

TOBACCO — 1.2%
Japan Tobacco, Inc.	36,000	1,312,354

TRADING COMPANIES & DISTRIBUTORS — 4.0%
Hanwa Co., Ltd.	12,207	52,778
Inaba Denki Sangyo Co., Ltd.	4,956	167,067
ITOCHU Corp.	51,666	663,516
Iwatani Corp.	18,451	130,772
Kanamoto Co., Ltd.	600	23,898

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Kanematsu Corp.	54,000	$97,014
Marubeni Corp.	60,402	441,813
Mitsubishi Corp.	45,607	948,561
Mitsui & Co., Ltd.	59,902	960,277
MonotaRO Co., Ltd. (a)	800	22,111
Nishio Rent All Co., Ltd.	400	16,998
Sojitz Corp.	51,528	91,047
Sumitomo Corp.	38,375	518,207
Toyota Tsusho Corp.	6,039	173,650
Yamazen Corp.	16,800	127,362

		4,435,071

TRANSPORTATION INFRASTRUCTURE — 0.2%
Kamigumi Co., Ltd.	12,395	114,033
Mitsubishi Logistics Corp.	9,216	138,006

		252,039

WIRELESS TELECOMMUNICATION SERVICES — 3.8%
KDDI Corp.	20,300	1,238,179
NTT DoCoMo, Inc.	52,200	892,457
Softbank Corp.	28,315	2,108,288

		4,238,924

TOTAL COMMON STOCKS —
(Cost $111,810,096)		110,977,213

SHORT TERM INVESTMENTS — 5.0%
UNITED STATES — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,891,707	4,891,707
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	599,816	599,816

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,491,523)		5,491,523

TOTAL INVESTMENTS — 104.7% (g)
(Cost $117,301,619)		116,468,736
OTHER ASSETS & LIABILITIES — (4.7)%		(5,195,784)

NET ASSETS — 100.0%		$111,272,952

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
JAPAN — 98.9%
AEROSPACE & DEFENSE — 0.0% (a)
Jamco Corp.	1,200	$22,269

AIR FREIGHT & LOGISTICS — 0.4%
Kintetsu World Express, Inc.	4,300	182,518
Mitsui-Soko Co., Ltd.	27,686	124,895

		307,413

AIRLINES — 0.0% (a)
Skymark Airlines, Inc. (b)	7,400	20,818

AUTO COMPONENTS — 5.4%
Ahresty Corp.	5,300	45,830
Akebono Brake Industry Co., Ltd.	5,400	27,185
Calsonic Kansei Corp.	18,000	119,935
Daido Metal Co., Ltd.	2,000	25,191
Eagle Industry Co., Ltd.	1,900	33,910
Exedy Corp.	4,500	133,705
FCC Co., Ltd. (c)	8,813	165,638
Futaba Industrial Co., Ltd. (c)	12,394	56,645
Keihin Corp.	9,041	143,685
Koito Manufacturing Co., Ltd.	13,000	333,004
KYB Co., Ltd.	24,902	117,252
Mitsuba Corp.	3,200	50,856
Musashi Seimitsu Industry Co., Ltd.	5,152	129,226
NHK Spring Co., Ltd.	19,000	178,175
Nifco, Inc.	8,600	286,936
Nippon Seiki Co., Ltd.	5,000	96,590
Nissan Shatai Co., Ltd.	11,900	201,691
Nissin Kogyo Co., Ltd.	9,234	183,121
NOK Corp.	9,300	186,817
Piolax, Inc.	900	34,648
Press Kogyo Co., Ltd.	23,569	90,270
Sanden Corp.	11,000	61,024
Showa Corp.	9,839	119,655
Takata Corp.	5,600	120,286
Tokai Rika Co., Ltd.	9,200	184,717
Topre Corp.	7,034	95,541
Toyo Tire & Rubber Co., Ltd.	13,686	232,772
Toyoda Gosei Co., Ltd.	5,600	116,306
Toyota Boshoku Corp. (c)	8,500	89,946
TPR Co., Ltd.	2,200	54,704
TS Tech Co., Ltd.	7,700	223,920
Unipres Corp.	6,400	153,833
Yorozu Corp.	1,000	19,841

		4,112,855

BANKS — 6.9%
Bank of the Ryukyus, Ltd.	9,481	135,891
Jimoto Holdings, Inc.	8,000	17,136
Kansai Urban Banking Corp.	79,000	96,698
North Pacific Bank, Ltd.	53,300	229,921
Senshu Ikeda Holdings, Inc.	8,700	44,314
The 77 Bank, Ltd.	23,000	121,238
The Aichi Bank, Ltd.	1,649	86,271
The Akita Bank, Ltd.	9,000	24,875
The Awa Bank, Ltd.	13,000	73,915
The Bank of Iwate, Ltd.	3,456	170,062
The Bank of Nagoya, Ltd.	30,000	119,343
The Bank of Okinawa, Ltd. (c)	4,000	172,943
The Daishi Bank, Ltd.	55,000	206,308
The Fukui Bank, Ltd.	14,000	34,411
The Fukushima Bank, Ltd.	89,478	77,726
The Higo Bank, Ltd.	37,000	205,992
The Hokkoku Bank, Ltd.	36,000	123,666
The Hyakugo Bank, Ltd.	52,000	216,613
The Hyakujushi Bank, Ltd.	44,000	158,531
The Juroku Bank, Ltd.	57,000	213,247
The Kagoshima Bank, Ltd.	30,000	202,557
The Keiyo Bank, Ltd.	42,000	213,099
The Kiyo Bank, Ltd.	15,500	211,145
The Musashino Bank, Ltd.	6,900	241,795
The Nagano Bank, Ltd.	45,534	84,052
The Nanto Bank, Ltd.	42,000	174,128
The Nishi-Nippon City Bank, Ltd.	76,000	186,802
The Ogaki Kyoritsu Bank, Ltd.	20,000	56,068
The Oita Bank, Ltd.	14,000	50,580
The San-In Godo Bank, Ltd.	5,000	37,165
The Shiga Bank, Ltd.	16,000	96,343
The Shikoku Bank, Ltd.	60,000	133,853
The Shimizu Bank, Ltd.	4,100	111,419
The Taiko Bank, Ltd. (c)	39,000	88,929
The Tochigi Bank, Ltd.	25,846	110,727
The Toho Bank, Ltd.	14,000	51,133
The Tokyo Tomin Bank, Ltd. (c)	8,305	101,737
The Towa Bank, Ltd.	18,000	17,590
The Yachiyo Bank, Ltd.	3,900	127,812
The Yamagata Bank, Ltd.	10,000	47,480
The Yamanashi Chuo Bank, Ltd.	12,000	56,858
Tomato Bank, Ltd.	56,872	98,805
TOMONY Holdings, Inc.	30,505	134,601
Tsukuba Bank, Ltd.	5,000	17,966

		5,181,745

BEVERAGES — 1.1%
Coca-Cola East Japan Co., Ltd.	7,600	193,254
Coca-Cola West Co., Ltd. (c)	7,900	136,313
Ito En, Ltd.	6,600	169,194
Sapporo Holdings, Ltd.	40,000	161,098
Takara Holdings, Inc.	20,000	175,510

		835,369

BIOTECHNOLOGY — 0.5%
3-D Matrix, Ltd. (b)(c)	1,500	63,077
AnGes MG, Inc. (b)(c)	3,100	19,186
D.Western Therapeutics Institute, Inc. (b)	2,000	35,043
GNI Group, Ltd. (b)(c)	13,000	42,861
Japan Tissue Engineering Co., Ltd. (b)(c)	1,200	21,132
NanoCarrier Co., Ltd. (b)(c)	3,500	54,933
OncoTherapy Science, Inc. (b)(c)	21,800	38,304
Takara Bio, Inc. (c)	4,600	76,239
UMN Pharma, Inc. (b)	1,000	29,594

		380,369

BUILDING PRODUCTS — 2.1%
Aica Kogyo Co., Ltd.	10,519	224,699
Bunka Shutter Co., Ltd.	9,577	83,192
Central Glass Co., Ltd.	45,309	166,825
Nichias Corp.	22,000	151,799
Nichiha Corp.	1,500	16,924
Nippon Sheet Glass Co., Ltd. (b)	107,000	151,039

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Nitto Boseki Co., Ltd.	30,020	$122,089
Noritz Corp.	6,765	133,357
Okabe Co., Ltd.	4,000	49,000
Sankyo Tateyama, Inc.	5,000	100,982
Sanwa Holdings Corp.	34,910	245,357
Sekisui Jushi Corp.	1,600	22,870
Takara Standard Co., Ltd.	8,000	70,520
Takasago Thermal Engineering Co., Ltd.	5,200	61,545

		1,600,198

CAPITAL MARKETS — 1.7%
Aizawa Securities Co., Ltd.	3,100	17,412
Ichigo Group Holdings Co., Ltd.	15,800	54,432
Ichiyoshi Securities Co., Ltd.	3,500	49,371
Jafco Co., Ltd.	4,200	183,663
kabu.com Securities Co., Ltd	6,800	33,495
Marusan Securities Co., Ltd.	4,300	34,551
Matsui Securities Co., Ltd.	15,600	158,302
Monex Group, Inc. (c)	41,200	152,510
Okasan Securities Group, Inc.	27,447	227,856
Sawada Holdings Co., Ltd.	2,300	20,524
Sparx Group Co., Ltd. (c)	9,200	21,341
Tokai Tokyo Financial Holdings, Inc.	34,821	270,855
Toyo Securities Co., Ltd.	21,457	66,083

		1,290,395

CHEMICALS — 6.1%
ADEKA Corp.	15,813	212,130
Asahi Organic Chemicals Industry Co., Ltd.	34,540	74,668
C. Uyemura & Co., Ltd.	1,176	59,900
Chugoku Marine Paints, Ltd.	6,000	43,354
Fujikura Kasei Co., Ltd.	9,938	51,797
Fujimi, Inc. (c)	4,173	58,617
Fujimori Kogyo Co., Ltd.	1,100	35,724
Hitachi Chemical Co., Ltd.	11,000	181,985
Ishihara Sangyo Kaisha, Ltd. (b)(c)	67,811	60,244
Japan Pure Chemical Co., Ltd.	4,100	86,691
Kaneka Corp.	26,000	162,716
Kumiai Chemical Industry Co., Ltd.	4,000	25,705
Kureha Corp.	25,000	136,469
Lintec Corp.	11,308	227,265
Nihon Nohyaku Co., Ltd.	5,000	60,658
Nihon Parkerizing Co., Ltd.	4,300	98,560
Nippon Carbide Industries Co., Inc. (c)	5,000	14,313
Nippon Shokubai Co., Ltd.	17,000	228,389
Nippon Soda Co., Ltd.	29,065	154,929
Nippon Valqua Industries, Ltd.	36,025	102,771
NOF Corp.	29,731	212,480
Okamoto Industries, Inc.	24,841	86,314
Riken Technos Corp.	4,000	21,796
Sakata INX Corp.	2,100	19,569
Sanyo Chemical Industries, Ltd.	3,000	21,203
Sumitomo Bakelite Co., Ltd.	37,000	146,824
Sumitomo Seika Chemicals Co., Ltd.	4,000	28,074
T Hasegawa Co., Ltd.	1,500	24,046
Taiyo Holdings Co., Ltd.	4,400	136,380
Taiyo Nippon Sanso Corp. (c)	26,000	230,216
Tenma Corp.	1,100	17,145
The Nippon Synthetic Chemical Industry Co., Ltd.	2,000	15,952
Toagosei Co., Ltd.	48,000	216,060
Tokai Carbon Co., Ltd.	37,542	107,099
Tokuyama Corp. (c)	35,000	111,248
Tokyo Ohka Kogyo Co., Ltd.	8,200	195,641
Tosoh Corp.	59,000	285,958
Toyo Ink Manufacturing Co., Ltd.	38,000	187,552
Toyobo Co., Ltd.	124,000	214,205
Zeon Corp. (c)	24,000	256,809

		4,611,456

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Aeon Delight Co., Ltd.	4,700	113,667
Daiseki Co., Ltd.	9,293	166,495
Duskin Co., Ltd.	12,000	232,288
Itoki Corp.	3,500	26,983
Kokuyo Co., Ltd.	4,300	36,037
Mitsubishi Pencil Co., Ltd.	1,200	34,660
Moshi Moshi Hotline, Inc.	10,944	107,814
Nippon Parking Development Co., Ltd.	21,000	25,083
Nissha Printing Co., Ltd. (c)	5,800	88,112
Okamura Corp.	13,884	121,839
Oyo Corp.	1,300	21,276
Park24 Co., Ltd.	10,000	181,827
Pilot Corp.	3,200	139,776
Prestige International, Inc.	1,900	17,311
Sanix, Inc. (b)(c)	3,600	48,756
Sato Holdings Corp.	2,300	60,505
Sohgo Security Services Co., Ltd.	6,300	151,118

		1,573,547

COMMUNICATIONS EQUIPMENT — 0.5%
Aiphone Co., Ltd.	3,806	75,853
Denki Kogyo Co., Ltd.	13,303	88,901
Hitachi Kokusai Electric, Inc.	9,634	133,424
Icom, Inc.	3,700	91,126
Japan Radio Co., Ltd. (b)	3,000	13,000

		402,304

CONSTRUCTION & ENGINEERING — 4.6%
Chudenko Corp.	2,100	33,022
COMSYS Holdings Corp.	13,600	252,789
Daiho Corp.	7,000	25,912
Fudo Tetra Corp.	14,900	28,828
Hazama Ando Corp.	14,200	85,644
Hibiya Engineering, Ltd.	1,700	27,353
Kandenko Co., Ltd.	20,000	116,283
Kinden Corp.	25,924	252,062
Kumagai Gumi Co., Ltd. (b)(c)	18,000	46,019
Kyowa Exeo Corp.	15,076	214,596
Kyudenko Corp.	8,657	84,258
Maeda Corp.	21,158	167,292
Maeda Road Construction Co., Ltd.	13,000	224,954
Mirait Holdings Corp.	13,600	136,128
Nichireki Co., Ltd.	2,000	21,717
Nippo Corp.	6,000	100,923
Nippon Densetsu Kogyo Co., Ltd.	3,000	48,448
Nippon Koei Co., Ltd.	6,000	29,732
Nishimatsu Construction Co., Ltd.	34,000	144,652
Okumura Corp.	18,000	91,328
OSJB Holdings Corp. (c)	12,300	17,970
Penta-Ocean Construction Co., Ltd. (c)	47,600	157,876
Raito Kogyo Co., Ltd.	4,700	34,193
Sanki Engineering Co., Ltd.	14,196	107,200

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SHO-BOND Holdings Co., Ltd. (c)	4,900	$223,706
Sumitomo Mitsui Construction Co., Ltd. (b)	40,700	46,604
Taihei Dengyo Kaisha, Ltd.	3,000	22,181
Taikisha, Ltd.	6,100	142,346
Tekken Corp. (c)	13,000	41,577
Toa Corp.	16,000	27,955
Toda Corp.	42,000	163,348
Tokyu Construction Co., Ltd.	15,722	74,338
Toshiba Plant Systems & Services Corp.	3,500	52,066
Totetsu Kogyo Co., Ltd.	2,200	49,058
Toyo Construction Co., Ltd.	5,000	18,755
Toyo Engineering Corp. (c)	25,000	109,077
Yahagi Construction Co. Ltd.	2,900	23,874
Yokogawa Bridge Holdings Corp.	3,300	47,885
Yurtec Corp.	3,000	18,449

		3,510,398

CONSTRUCTION MATERIALS — 0.2%
Sumitomo Osaka Cement Co., Ltd.	48,000	182,419

CONSUMER FINANCE — 1.4%
Acom Co., Ltd. (b)(c)	55,500	264,064
Aiful Corp. (b)(c)	41,000	264,281
Hitachi Capital Corp.	5,900	165,052
J Trust Co., Ltd. (c)	8,500	124,851
Jaccs Co., Ltd.	11,000	56,680
Orient Corp. (b)	60,600	163,307

		1,038,235

CONTAINERS & PACKAGING — 0.7%
FP Corp. (c)	4,900	170,742
Fuji Seal International, Inc.	4,370	135,882
Rengo Co., Ltd.	17,000	81,220
Taisei Lamick Co., Ltd. (c)	4,400	117,834

		505,678

DISTRIBUTORS — 0.3%
Canon Marketing Japan, Inc.	9,900	185,775
Doshisha Co., Ltd.	1,100	19,360
Paltac Corp.	2,600	36,598

		241,733

DIVERSIFIED CONSUMER SERVICES — 0.0% (a)
JP-Holdings, Inc. (c)	4,500	20,211

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Century Tokyo Leasing Corp.	8,400	283,579
Fuyo General Lease Co., Ltd.	3,600	160,979
Japan Securities Finance Co., Ltd.	19,219	119,520
Ricoh Leasing Co., Ltd.	3,667	104,684
Zenkoku Hosho Co., Ltd.	6,600	179,553

		848,315

ELECTRIC UTILITIES — 0.2%
The Okinawa Electric Power Co., Inc.	4,700	167,716

ELECTRICAL EQUIPMENT — 1.8%
Daihen Corp.	22,971	107,253
Endo Lighting Corp. (c)	2,200	33,161
Fujikura, Ltd.	38,000	184,927
Furukawa Electric Co., Ltd. (c)	83,000	176,151
Futaba Corp.	5,000	85,632
Mabuchi Motor Co., Ltd.	3,000	227,432
Nippon Carbon Co., Ltd.	33,000	62,870
Nissin Electric Co., Ltd.	3,000	19,723
Nitto Kogyo Corp.	2,300	50,607
Sinfonia Technology Co., Ltd.	53,826	85,544
SWCC Showa Holdings Co., Ltd. (b)(c)	76,075	78,099
Tatsuta Electric Wire and Cable Co., Ltd. (c)	8,700	50,068
Toyo Tanso Co., Ltd. (c)	2,900	62,720
Ushio, Inc.	11,900	153,294

		1,377,481

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.4%
Ai Holdings Corp.	4,200	76,409
Alps Electric Co., Ltd.	25,700	329,796
Amano Corp.	13,332	152,001
Anritsu Corp.	16,900	189,845
Arisawa Manufacturing Co., Ltd.	2,500	18,114
Azbil Corp.	5,000	127,980
Citizen Holdings Co., Ltd.	31,000	243,275
Daiwabo Holdings Co., Ltd.	28,635	55,684
Enplas Corp.	1,100	80,134
ESPEC Corp.	11,131	97,240
Hakuto Co., Ltd.	8,411	89,337
Hitachi High-Technologies Corp.	7,800	185,558
Horiba, Ltd.	6,300	226,055
Hosiden Corp.	16,995	106,025
Iriso Electronics Co., Ltd.	1,000	58,635
Japan Aviation Electronics Industry, Ltd.	7,000	150,565
Japan Cash Machine Co., Ltd. (c)	3,424	60,973
Kaga Electronics Co., Ltd.	1,400	16,957
Koa Corp.	8,491	85,744
Macnica, Inc.	900	30,073
Maruwa Co., Ltd.	1,700	69,725
Mitsumi Electric Co., Ltd.	9,900	71,632
Nichicon Corp.	10,700	87,243
Nihon Dempa Kogyo Co., Ltd.	4,595	48,805
Nippon Ceramic Co., Ltd. (c)	5,023	84,737
Nippon Chemi-Con Corp. (b)(c)	22,432	65,101
Nippon Signal Co., Ltd.	13,300	122,884
Nohmi Bosai, Ltd.	2,000	30,976
Oki Electric Industry Co., Ltd.	119,000	264,301
Ryosan Co., Ltd.	8,096	168,705
Ryoyo Electro Corp.	8,804	103,939
Siix Corp.	1,200	21,393
SMK Corp.	5,000	22,013
Tabuchi Electric Co., Ltd.	2,000	19,229
Taiyo Yuden Co., Ltd. (c)	17,700	195,861
Tamura Corp.	7,000	26,050
Tomen Electronics Corp.	1,200	19,521
Topcon Corp. (c)	11,319	261,453

		4,063,968

ENERGY EQUIPMENT & SERVICES — 0.4%
Japan Drilling Co., Ltd. (c)	1,100	57,549
Modec, Inc.	4,400	105,065
Shinko Plantech Co., Ltd. (c)	14,086	110,263

		272,877

FOOD & STAPLES RETAILING — 2.8%
Ain Pharmaciez, Inc.	1,100	53,043
Arcs Co., Ltd.	2,300	48,609
Cawachi, Ltd.	6,735	128,577

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Cocokara fine, Inc.	1,300	$39,524
Cosmos Pharmaceutical Corp.	1,200	126,628
Kato Sangyo Co., Ltd.	7,000	157,613
Kusuri No Aoki Co., Ltd.	700	25,359
Matsumotokiyoshi Holdings Co., Ltd.	6,400	221,430
Ministop Co., Ltd.	8,594	139,041
San-A Co., Ltd.	1,600	48,487
Sugi Holdings Co., Ltd.	5,000	228,024
Sundrug Co., Ltd.	4,700	209,239
Tsuruha Holdings, Inc.	4,300	237,274
UNY Group Holdings Co., Ltd.	22,400	140,408
Valor Co., Ltd.	7,400	122,719
Welcia Holdings Co., Ltd.	800	49,040
Yaoko Co., Ltd.	700	36,968
Yokohama Reito Co., Ltd.	16,980	138,783

		2,150,766

FOOD PRODUCTS — 3.4%
Ariake Japan Co., Ltd.	5,864	154,320
Dydo Drinco, Inc.	600	27,481
Ezaki Glico Co., Ltd.	10,000	159,025
Fuji Oil Co., Ltd.	11,800	168,430
Fujicco Co., Ltd.	10,657	133,811
Hokuto Corp.	7,621	151,058
House Foods Group, Inc. (c)	4,700	88,103
Itoham Foods, Inc.	10,000	44,223
Kagome Co., Ltd. (c)	6,300	111,504
Kewpie Corp.	11,300	183,937
Marudai Food Co., Ltd.	43,417	144,431
Maruha Nichiro Corp.	8,800	143,764
Megmilk Snow Brand Co., Ltd. (c)	13,300	172,773
Mitsui Sugar Co., Ltd.	24,497	92,615
Morinaga & Co., Ltd.	12,000	26,060
Morinaga Milk Industry Co., Ltd.	37,000	133,310
Nakamuraya Co., Ltd.	27,952	113,403
Nichirei Corp.	24,000	115,138
Nippon Flour Mills Co., Ltd.	9,000	47,885
Nippon Suisan Kaisha, Ltd. (b)	40,975	126,600
Prima Meat Packers, Ltd.	10,000	25,369
Riken Vitamin Co., Ltd.	3,480	89,280
Yamazaki Baking Co., Ltd.	10,000	124,870

		2,577,390

GAS UTILITIES — 0.3%
Saibu Gas Co., Ltd.	18,000	47,263
Shizuoka Gas Co., Ltd.	20,119	138,026

		185,289

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Asahi Intecc Co., Ltd. (c)	4,500	184,789
Fukuda Denshi Co., Ltd.	1,786	104,017
Hogy Medical Co., Ltd.	1,200	65,031
Jeol, Ltd.	7,000	27,916
Mani, Inc.	600	33,345
Nagaileben Co., Ltd.	2,300	47,428
Nakanishi, Inc. (c)	4,500	184,789
Nihon Kohden Corp.	4,700	235,684
Nikkiso Co., Ltd.	5,400	64,125
Nipro Corp. (c)	16,000	143,566
Paramount Bed Holdings Co., Ltd.	3,500	110,557

		1,201,247

HEALTH CARE PROVIDERS & SERVICES — 0.9%
As One Corp.	1,400	43,463
BML, Inc.	900	34,826
Message Co., Ltd.	2,800	106,688
Nichii Gakkan Co.	2,700	24,253
Ship Healthcare Holdings, Inc.	6,700	234,786
Toho Holdings Co., Ltd.	8,500	171,250
Tsukui Corp.	2,200	20,175
Vital KSK Holdings, Inc.	2,300	18,526

		653,967

HEALTH CARE TECHNOLOGY — 0.4%
M3, Inc.	18,500	294,378
Medinet Co., Ltd. (b)(c)	8,800	26,842

		321,220

HOTELS, RESTAURANTS & LEISURE — 2.8%
Accordia Golf Co., Ltd. (c)	15,400	204,310
Colowide Co., Ltd.	5,500	68,787
Doutor Nichires Holdings Co., Ltd.	9,475	167,792
Fuji Kyuko Co., Ltd.	4,000	45,565
Hiday Hidaka Corp.	900	20,815
HIS Co., Ltd.	7,100	229,179
Imperial Hotel, Ltd.	1,300	31,324
Kisoji Co., Ltd.	1,400	27,584
KNT-CT Holdings Co., Ltd. (b)	10,000	19,150
Kura Corp.	900	24,334
MOS Food Services, Inc. (c)	7,414	162,471
Ohsho Food Service Corp.	3,500	155,298
PGM Holdings K. K. (c)	12,700	130,880
Plenus Co., Ltd.	1,800	41,453
Resorttrust, Inc.	7,800	155,684
Round One Corp.	11,700	74,493
Saizeriya Co., Ltd.	1,800	22,868
Starbucks Coffee Japan, Ltd. (c)	2,700	31,023
Tokyo Dome Corp.	33,085	156,109
Tokyotokeiba Co., Ltd. (c)	15,000	46,790
Yoshinoya Holdings Co., Ltd. (c)	5,600	78,883
Zensho Co., Ltd. (c)	19,546	198,923

		2,093,715

HOUSEHOLD DURABLES — 1.7%
Alpine Electronics, Inc.	4,200	59,203
Chofu Seisakusho Co., Ltd. (c)	4,800	128,357
Clarion Co., Ltd. (b)(c)	23,000	61,527
Foster Electric Co., Ltd.	4,600	62,844
France Bed Holdings Co., Ltd.	67,734	124,362
Fujitsu General, Ltd.	10,000	110,261
Funai Electric Co., Ltd.	5,700	57,447
JVC Kenwood Holdings, Inc. (b)	23,000	48,359
Misawa Homes Holdings, Inc.	7,366	96,779
PanaHome Corp.	4,000	31,233
Pioneer Corp. (b)	26,100	57,453
Sangetsu Co., Ltd.	1,700	46,064
Starts Corp, Inc.	1,100	17,536
Sumitomo Forestry Co., Ltd.	12,300	150,070
Tamron Co., Ltd. (c)	3,400	81,455
Token Corp.	2,480	115,671
West Holdings Corp.	1,500	22,580

		1,271,201

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

HOUSEHOLD PRODUCTS — 0.2%
Lion Corp. (c)	23,000	$133,271

INDUSTRIAL CONGLOMERATES — 0.3%
Katakura Industries Co., Ltd.	6,180	79,549
Nisshinbo Holdings, Inc.	16,000	160,308

		239,857

INTERNET & CATALOG RETAIL — 0.6%
ASKUL Corp. (c)	2,500	67,198
Senshukai Co., Ltd. (c)	12,124	104,838
Start Today Co., Ltd.	9,100	239,212

		411,248

INTERNET SOFTWARE & SERVICES — 0.9%
CROOZ, Inc. (c)	800	33,562
F@N Communications, Inc. (c)	3,900	64,060
GMO Internet, Inc. (c)	11,800	133,370
Gree, Inc. (c)	15,200	133,237
Gurunavi, Inc. (c)	3,400	57,660
Infomart Corp.	2,000	46,118
Internet Initiative Japan, Inc. (c)	4,200	103,191
Livesense, Inc. (b)	1,100	11,705
SMS Co., Ltd.	1,100	32,629
UNITED, Inc. (c)	1,600	34,068

		649,600

IT SERVICES — 2.0%
Digital Garage, Inc. (c)	5,600	91,873
Future Architect, Inc.	8,800	51,512
GMO Payment Gateway, Inc. (c)	1,100	41,425
Ines Corp. (c)	14,360	108,722
IT Holdings Corp.	13,637	234,227
Itochu Techno-Solutions Corp.	3,200	139,144
NEC Networks & System Integration Corp.	2,000	48,744
NET One Systems Co., Ltd.	16,100	111,725
Nihon Unisys, Ltd.	6,700	57,605
NS Solutions Corp.	1,600	43,670
Obic Co., Ltd.	6,900	227,491
SCSK Corp.	7,800	219,821
TKC Corp.	900	20,398
Transcosmos, Inc.	6,167	132,405

		1,528,762

LEISURE PRODUCTS — 0.7%
Fields Corp.	4,300	63,669
Heiwa Corp.	7,800	173,162
Mizuno Corp.	8,000	47,934
Roland Corp. (c)	4,276	78,425
Tomy Co., Ltd. (c)	15,000	86,916
Universal Entertainment Corp. (c)	4,600	81,597

		531,703

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Chiome Bioscience, Inc. (b)	1,900	30,496
EPS Corp.	5,800	74,486

		104,982

MACHINERY — 8.0%
Aida Engineering, Ltd.	4,100	41,403
Asahi Diamond Industrial Co., Ltd.	7,942	125,984
Chugai Ro Co., Ltd. (c)	32,522	72,874
CKD Corp.	12,005	115,659
Daifuku Co., Ltd.	13,681	191,768
DMG Mori Seiki Co., Ltd.	18,000	261,369
Fuji Machine Manufacturing Co., Ltd.	13,942	121,797
Fujitec Co., Ltd.	7,800	82,539
Furukawa Co., Ltd.	61,280	124,611
Glory, Ltd.	6,600	214,994
Harmonic Drive Systems, Inc.	1,000	40,274
Hitachi Zosen Corp.	27,800	142,972
Hoshizaki Electric Co., Ltd.	6,700	333,991
Iseki & Co., Ltd.	27,000	70,895
Juki Corp. (b)	29,450	66,572
Kato Works Co., Ltd.	4,000	28,429
Kito Corp.	800	19,363
Kitz Corp.	12,602	70,782
Komori Corp. (c)	9,940	126,672
Kyokuto Kaihatsu Kogyo Co., Ltd. (c)	6,040	89,016
Makino Milling Machine Co., Ltd.	16,739	144,084
Meidensha Corp.	30,000	125,265
Minebea Co., Ltd.	47,000	527,970
Mitsubishi Nichiyu Forklift Co., Ltd.	3,300	21,695
Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	181,501
Miura Co., Ltd.	6,200	211,757
Nachi-Fujikoshi Corp.	24,418	171,858
Namura Shipbuilding Co., Ltd. (c)	5,800	59,657
Nihon Trim Co., Ltd. (c)	500	19,570
Nippon Sharyo, Ltd.	17,970	74,147
Nippon Thompson Co., Ltd.	15,511	81,302
Nitta Corp.	1,500	34,677
Nitto Kohki Co., Ltd.	6,300	129,165
Obara Group, Inc.	1,400	60,668
OKUMA Corp.	18,192	174,908
OSG Corp.	13,800	254,463
Ryobi, Ltd.	20,723	69,960
Shibuya Kogyo Co., Ltd.	1,300	40,551
Shima Seiki Manufacturing, Ltd.	8,000	153,438
Shinmaywa Industries, Ltd.	9,000	79,424
Showa Aircraft Industry Co., Ltd.	1,000	10,967
Sintokogio, Ltd.	14,019	100,190
Star Micronics Co., Ltd.	7,569	107,888
Tadano, Ltd.	12,913	214,781
Takeuchi Manufacturing Co., Ltd.	1,100	37,570
Takuma Co., Ltd.	7,000	45,536
Teikoku Sen-I Co., Ltd.	2,400	50,722
Torishima Pump Manufacturing Co., Ltd. (c)	2,100	18,283
Toshiba Machine Co., Ltd.	25,009	116,275
Tsubakimoto Chain Co.	20,124	165,871
Tsugami Corp. (c)	14,000	77,390
Tsukishima Kikai Co., Ltd.	1,900	21,456
Tsurumi Manufacturing Co., Ltd.	1,000	12,684
Union Tool Co.	3,732	95,451
YAMABIKO Corp.	500	19,545
Yushin Precision Equipment Co., Ltd.	600	14,357

		6,066,990

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd.	21,606	123,274

MEDIA — 2.9%
Adways, Inc. (b)	2,600	43,836
Asatsu-DK, Inc. (c)	4,700	126,982

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Avex Group Holdings, Inc.	6,792	$119,675
COOKPAD, Inc. (c)	1,300	31,645
CyberAgent, Inc.	7,300	295,444
Daiichikosho Co., Ltd.	7,781	223,357
Hakuhodo DY Holdings, Inc.	31,300	310,822
Kadokawa Corp. (c)	3,287	104,154
Next Co., Ltd. (c)	2,900	24,332
Septeni Holdings Co., Ltd.	1,700	18,442
Shochiku Co., Ltd.	23,243	215,670
SKY Perfect JSAT Holdings, Inc.	31,100	182,354
Tokyo Broadcasting System Holdings, Inc.	12,300	150,920
TV Asahi Holdings Corp.	10,400	190,127
Usen Corp. (b)	14,380	59,476
ValueCommerce Co., Ltd. (c)	1,700	16,529
Zenrin Co., Ltd. (c)	8,624	98,920

		2,212,685

METALS & MINING — 3.0%
Aichi Steel Corp.	24,000	95,711
Asahi Holdings, Inc.	8,000	137,644
Daido Steel Co., Ltd.	32,000	163,625
Godo Steel, Ltd.	25,440	40,682
Kyoei Steel, Ltd. (c)	3,500	63,501
Maruichi Steel Tube, Ltd.	10,200	273,866
Mitsui Mining & Smelting Co., Ltd.	70,000	199,694
Nippon Denko Co., Ltd.	29,000	91,604
Nippon Light Metal Holdings Co., Ltd.	46,800	71,144
Nippon Yakin Kogyo Co., Ltd. (b)(c)	22,200	71,001
Nisshin Steel Co., Ltd.	10,400	137,462
OSAKA Titanium Technologies Co. (c)	4,500	93,194
Pacific Metals Co., Ltd. (b)	20,000	97,330
Sanyo Special Steel Co., Ltd.	23,750	110,187
Toho Titanium Co., Ltd. (b)(c)	8,100	53,491
Toho Zinc Co., Ltd.	25,796	96,253
Tokyo Rope Manufacturing Co., Ltd. (b)(c)	40,654	66,215
Tokyo Steel Manufacturing Co., Ltd. (c)	14,100	73,628
Tokyo Tekko Co., Ltd.	4,000	20,058
Toyo Kohan Co., Ltd.	4,000	23,454
UACJ Corp.	41,000	154,198
Yamato Kogyo Co., Ltd.	3,900	114,338
Yodogawa Steel Works, Ltd.	7,000	31,025

		2,279,305

MULTILINE RETAIL — 0.9%
H2O Retailing Corp.	21,001	162,734
Izumi Co., Ltd.	7,700	243,986
Matsuya Co., Ltd. (c)	6,508	70,730
Parco Co., Ltd.	12,625	107,799
Seria Co., Ltd.	1,900	87,306

		672,555

OIL, GAS & CONSUMABLE FUELS — 0.9%
Cosmo Oil Co., Ltd.	55,000	117,813
Idemitsu Kosan Co., Ltd.	8,100	175,984
Itochu Enex Co., Ltd.	14,704	105,666
Japan Petroleum Exploration Co.	3,900	162,652
Nippon Gas Co., Ltd.	2,800	65,091
San-Ai Oil Co., Ltd.	4,000	30,127

		657,333

PAPER & FOREST PRODUCTS — 0.6%
Daio Paper Corp.	13,940	126,321
Hokuetsu Kishu Paper Co., Ltd.	11,300	50,529
Mitsubishi Paper Mills, Ltd. (b)	24,000	21,085
Nippon Paper Industries Co., Ltd. (c)	15,000	282,217

		480,152

PERSONAL PRODUCTS — 1.5%
Dr Ci:Labo Co., Ltd.	3,748	141,514
Euglena Co., Ltd. (b)(c)	5,400	69,349
Fancl Corp.	9,600	115,422
Kobayashi Pharmaceutical Co., Ltd.	3,000	190,415
Kose Corp.	2,700	103,144
Mandom Corp.	3,845	136,827
Milbon Co., Ltd.	3,800	128,286
Pola Orbis Holdings, Inc.	4,300	173,604
Unihair Co., Ltd.	5,604	87,845

		1,146,406

PHARMACEUTICALS — 2.5%
ASKA Pharmaceutical Co., Ltd.	2,600	30,644
JCR Pharmaceuticals Co., Ltd.	1,400	36,152
Kaken Pharmaceutical Co., Ltd.	13,428	284,188
Kissei Pharmaceutical Co., Ltd.	2,900	69,419
KYORIN Holdings, Inc.	12,200	250,973
Mochida Pharmaceutical Co., Ltd.	2,900	208,114
Nichi-iko Pharmaceutical Co., Ltd.	7,465	111,638
Nippon Shinyaku Co., Ltd.	5,000	145,896
Rohto Pharmaceutical Co., Ltd.	10,700	166,354
Seikagaku Corp.	3,500	43,048
Sosei Group Corp. (b)(c)	2,300	82,187
Sumitomo Dainippon Pharma Co., Ltd. (c)	18,200	209,299
Torii Pharmaceutical Co., Ltd.	2,700	84,088
Towa Pharmaceutical Co., Ltd. (c)	1,900	77,365
ZERIA Pharmaceutical Co., Ltd.	3,100	74,054

		1,873,419

PROFESSIONAL SERVICES — 0.8%
en-japan, Inc.	1,100	23,410
Meitic Corp.	5,844	182,292
Nihon M&A Center, Inc.	5,100	145,592
Pasona Group, Inc.	9,100	56,322
Temp Holdings Co., Ltd.	4,100	134,771
Yumeshin Holdings Co., Ltd.	2,000	18,854

		561,241

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Daibiru Corp.	12,226	125,030
Daikyo, Inc.	42,352	99,499
Goldcrest Co., Ltd.	4,109	90,248
Heiwa Real Estate Co., Ltd.	9,300	149,545
K.K. daVinci Holdings (b)(d)	262	0
Kabuki-Za Co., Ltd	1,000	48,961
Kenedix, Inc. (b)(c)	40,300	200,893
Leopalace21 Corp. (b)	28,600	147,369
NTT Urban Development Corp.	19,000	213,810
Raysum Co., Ltd. (b)	1,500	21,055
Relo Holdings, Inc.	1,200	77,351
Sumitomo Real Estate Sales Co., Ltd.	1,100	35,127
Sun Frontier Fudousan Co., Ltd.	2,100	25,248
Suruga Corp. (b)(d)(e)	10,689	0
Takara Leben Co., Ltd.	7,100	25,651

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

TOC Co., Ltd.	12,200	$89,117

		1,348,904

ROAD & RAIL — 1.5%
Hamakyorex Co., Ltd.	3,300	99,679
Hitachi Transport System, Ltd.	9,100	141,928
Kobe Electric Railway Co., Ltd. (b)(c)	29,500	104,250
Nippon Konpo Unyu Soko Co., Ltd.	3,500	60,599
Nishi-Nippon Railroad Co., Ltd.	19,000	76,709
Sankyu, Inc.	44,830	227,015
Seino Holdings Co., Ltd.	24,000	272,445
Sotetsu Holdings, Inc.	36,000	138,591
Trancom Co., Ltd.	700	27,501

		1,148,717

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Dainippon Screen Manufacturing Co., Ltd.	36,000	168,086
Disco Corp.	3,500	234,934
Ferrotec Corp.	5,800	40,650
Megachips Corp.	5,400	74,839
Nuflare Technology, Inc. (c)	300	16,524
Renesas Electronics Corp. (b)	3,900	30,259
Sanken Electric Co., Ltd. (c)	15,000	124,081
Shindengen Electric Manufacturing Co., Ltd.	7,000	39,179
Shinko Electric Industries Co., Ltd.	13,900	126,507
Sumco Corp. (c)	19,200	175,881
Tokyo Seimitsu Co., Ltd.	8,100	145,601
Ulvac, Inc. (b)	6,102	129,925
UT Holdings Co., Ltd.	2,700	16,871

		1,323,337

SOFTWARE — 1.9%
Advanced Media, Inc. (b)	1,600	19,032
Broadleaf Co., Ltd. (c)	3,400	65,177
Capcom Co., Ltd. (c)	8,500	144,065
COLOPL, Inc. (b)(c)	3,400	93,302
DTS Corp.	6,332	117,633
Dwango Co., Ltd. (c)	3,400	89,543
Fuji Soft, Inc.	4,574	101,680
Justsystems Corp. (b)(c)	3,300	30,816
KLab, Inc. (b)(c)	2,700	30,650
Marvelous AQL, Inc. (c)	2,800	31,205
Nexon Co., Ltd.	15,800	150,818
NSD Co., Ltd.	10,878	143,136
Oracle Corp.	4,300	188,036
Square Enix Holdings Co., Ltd.	10,000	176,990
Tecmo Koei Holdings Co., Ltd.	2,200	29,361
Ubiquitous Corp. (b)	800	11,972

		1,423,416

SPECIALTY RETAIL — 3.7%
ABC-Mart, Inc. (c)	4,500	240,758
Adastria Holdings Co., Ltd. (c)	3,050	71,595
AOKI Holdings, Inc.	2,300	32,534
Aoyama Trading Co., Ltd.	6,700	183,331
AT-Group Co., Ltd.	1,000	19,347
Autobacs Seven Co., Ltd.	13,088	219,630
Bic Camera, Inc. (c)	13,500	104,610
Broccoli Co., Ltd.	3,000	42,466
Chiyoda Co., Ltd.	3,913	87,642
DCM Japan Holdings Co., Ltd.	17,800	128,618
EDION Corp. (c)	13,850	96,111
Geo Holdings Corp. (c)	11,700	101,865
Gulliver International Co., Ltd.	7,100	58,311
Hikari Tsushin, Inc. (c)	3,100	234,095
Jin Co., Ltd. (c)	1,400	44,637
K’s Holdings Corp.	7,100	205,911
Kohnan Shoji Co., Ltd. (c)	12,200	123,439
Komeri Co., Ltd.	6,430	168,010
Nishimatsuya Chain Co., Ltd. (c)	10,966	96,881
Pal Co., Ltd.	1,000	23,809
Shimachu Co., Ltd.	10,100	241,172
United Arrows, Ltd.	3,529	142,303
VT Holdings Co., Ltd. (c)	5,300	30,292
Xebio Co., Ltd.	5,561	109,074
Yellow Hat, Ltd.	1,000	23,118

		2,829,559

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Eizo Nanao Corp.	4,800	127,504
Japan Digital Laboratory Co., Ltd.	1,400	24,723
Melco Holdings, Inc. (c)	2,700	54,824
Riso Kagaku Corp.	4,147	117,609
Roland DG Corp.	1,200	43,058
Toshiba TEC Corp.	15,000	105,424
Wacom Co., Ltd. (c)	25,800	146,948

		620,090

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Atsugi Co., Ltd.	71,470	78,310
Daidoh, Ltd.	12,411	69,954
Fujibo Holdings, Inc.	8,000	22,348
Gunze, Ltd.	45,348	130,263
Onward Holdings Co., Ltd. (c)	24,000	172,232
Sanyo Shokai, Ltd.	22,516	51,120
Seiko Holdings Corp.	19,649	79,717
Seiren Co., Ltd.	2,600	22,483
The Japan Wool Textile Co., Ltd.	17,170	135,251
TSI Holdings Co., Ltd.	16,700	115,394
Unitika, Ltd. (b)(c)	107,084	50,738
Wacoal Holdings Corp.	4,000	43,433
Yondoshi Holdings, Inc.	900	18,559

		989,802

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Hanwa Co., Ltd.	33,032	142,816
Inaba Denki Sangyo Co., Ltd.	4,863	163,932
Inabata & Co., Ltd.	11,675	109,714
Iwatani Corp.	31,422	222,704
Kanamoto Co., Ltd.	4,200	167,287
Kanematsu Corp.	38,000	68,269
Kuroda Electric Co., Ltd. (c)	8,700	134,143
Mitani Corp.	1,600	37,732
MonotaRO Co., Ltd. (c)	5,300	146,488
Nagase & Co., Ltd.	8,200	106,036
Nichiden Corp.	4,700	113,760
Nippon Steel & Sumikin Bussan Corp.	14,000	54,173
Nishio Rent All Co., Ltd.	1,600	67,993
Okaya & Co., Ltd.	5,905	84,461
Trusco Nakayama Corp.	5,500	138,226
Wakita & Co., Ltd.	1,800	23,081

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Yamazen Corp.	2,600	$19,711

		1,800,526

TRANSPORTATION INFRASTRUCTURE — 0.8%
Japan Airport Terminal Co., Ltd.	7,748	229,828
Mitsubishi Logistics Corp.	15,000	224,619
The Sumitomo Warehouse Co., Ltd.	30,563	174,378

		628,825

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (a)
Okinawa Cellular Telephone Co.	1,000	26,939

TOTAL COMMON STOCKS —
(Cost $77,778,899)		74,835,462

SHORT TERM INVESTMENTS — 12.6%
UNITED STATES — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	8,969,791	8,969,791
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	578,573	578,573

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,548,364)		9,548,364

TOTAL INVESTMENTS — 111.5% (i)
(Cost $87,327,263)		84,383,826
OTHER ASSETS & LIABILITIES — (11.5)%		(8,682,393)

NET ASSETS — 100.0%		$75,701,433

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	A portion of the security was on loan at June 30, 2014.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 7.6%
ALS, Ltd. (a)	33,973	$284,099
APA Group (a)	46,161	300,191
CFS Retail Property Trust Group (a)	176,471	339,787
Coca-Cola Amatil, Ltd. (a)	21,245	189,693
JB Hi-Fi, Ltd. (a)	12,076	208,582
Sonic Healthcare, Ltd.	14,633	239,351
Woolworths, Ltd.	8,963	297,952

		1,859,655

BRAZIL — 1.0%
Natura Cosmeticos SA	14,598	246,711

CANADA — 15.9%
Bank of Montreal	2,863	211,214
Bank of Nova Scotia	2,842	189,814
Canadian Apartment Properties REIT	11,792	253,077
Canadian Imperial Bank of Commerce (a)	2,321	211,584
Cominar Real Estate Investment Trust	19,628	347,357
Emera, Inc.	7,043	225,543
Fortis, Inc.	6,312	192,415
Great-West Lifeco, Inc.	5,760	163,204
IGM Financial, Inc. (a)	3,359	161,083
National Bank of Canada (a)	4,553	193,465
Power Corp. of Canada	5,669	157,805
Power Financial Corp. (a)	5,427	169,207
RioCan REIT	10,592	271,574
Rogers Communications, Inc. (Class B) (a)	4,004	161,416
Royal Bank of Canada	2,556	183,046
Shaw Communications, Inc. (Class B)	8,220	211,143
Sun Life Financial, Inc.	4,957	182,522
TELUS Corp.	5,636	210,434
TransCanada Corp. (a)	4,260	203,691

		3,899,594

CHINA — 3.6%
Jiangsu Expressway Co., Ltd. (Class H)	196,000	231,902
Sino Land Co., Ltd.	164,000	270,006
Zijin Mining Group Co., Ltd. (Class H) (a)	1,630,000	370,151

		872,059

FINLAND — 2.0%
Fortum Oyj	11,438	307,099
Konecranes Oyj	5,486	177,113

		484,212

FRANCE — 7.5%
Bouygues SA	7,316	304,408
GDF Suez	16,712	460,027
Neopost SA	4,182	313,201
Total SA	4,419	319,334
Unibail-Rodamco SE	796	231,537
Vinci SA	2,704	202,139

		1,830,646

GERMANY — 2.4%
Bilfinger SE	1,659	189,118
Deutsche Euroshop AG	3,772	186,436
Muenchener Rueckversicherungs- Gesellschaft AG	937	207,701

		583,255

HONG KONG — 1.6%
China Mobile, Ltd.	21,000	203,758
CLP Holdings, Ltd.	23,500	192,843

		396,601

ITALY — 2.3%
Atlantia SpA	9,425	268,666
Hera SpA	99,417	283,123

		551,789

JAPAN — 3.2%
Canon, Inc. (a)	6,000	195,212
Eisai Co., Ltd.	4,800	201,088
TonenGeneral Sekiyu K.K.	21,000	199,418
UNY Group Holdings Co., Ltd.	29,800	186,792

		782,510

NORWAY — 2.4%
Orkla ASA	34,727	309,279
Statoil ASA	9,262	284,367

		593,646

PORTUGAL — 1.6%
EDP — Energias de Portugal SA	76,657	384,555

SINGAPORE — 1.0%
Singapore Telecommunications, Ltd.	82,000	253,239

SOUTH AFRICA — 3.9%
MTN Group, Ltd.	10,076	212,142
Standard Bank Group, Ltd.	13,831	188,509
The Foschini Group, Ltd. (a)	30,275	317,299
Truworths International, Ltd. (a)	33,806	238,290

		956,240

SOUTH KOREA — 1.1%
KT&G Corp.	2,988	264,307

SPAIN — 3.3%
Abertis Infraestructuras SA	8,773	201,853
Enagas SA	9,581	308,269
Red Electrica Corporacion SA (a)	3,117	285,079

		795,201

SWEDEN — 4.0%
Skanska AB (Class B)	11,217	255,872
Tele2 AB (Class B)	42,072	495,272
TeliaSonera AB	32,503	237,305

		988,449

SWITZERLAND — 3.7%
Baloise Holding AG	1,394	164,268
Banque Cantonale Vaudoise	529	288,421
PSP Swiss Property AG (b)	2,284	215,059
Swiss Prime Site AG (b)	2,988	247,652

		915,400

TAIWAN — 1.3%
Simplo Technology Co., Ltd.	52,000	322,192

THAILAND — 1.2%
Advanced Info Service PCL NVDR	44,000	298,259

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 9.1%
AstraZeneca PLC	3,875	$287,587
BAE Systems PLC	31,418	232,554
BHP Billiton PLC	6,315	204,022
British American Tobacco PLC	3,997	237,696
Carillion PLC	47,066	266,455
Centrica PLC	37,961	202,901
GlaxoSmithKline PLC	8,630	230,784
Tesco PLC	39,733	193,078
United Business Media PLC	17,791	202,445
William Morrison Supermarkets PLC	53,172	166,740

		2,224,262

UNITED STATES — 19.8%
Avista Corp. (a)	6,640	222,573
Consolidated Edison, Inc. (a)	3,642	210,289
Darden Restaurants, Inc. (a)	3,969	183,646
Entergy Corp. (a)	3,760	308,658
FirstEnergy Corp.	9,186	318,938
Hawaiian Electric Industries, Inc. (a)	8,018	203,016
HollyFrontier Corp. (a)	6,380	278,742
Integrys Energy Group, Inc. (a)	4,028	286,512
National Health Investors, Inc. (a)	4,248	265,755
New York Community Bancorp, Inc. (a)	15,450	246,891
Northwest Natural Gas Co. (a)	4,446	209,629
People’s United Financial, Inc. (a)	12,298	186,561
Pepco Holdings, Inc. (a)	13,022	357,844
Pinnacle West Capital Corp. (a)	3,499	202,382
PPL Corp.	7,030	249,776
Public Service Enterprise Group, Inc.	6,091	248,452
SCANA Corp. (a)	4,106	220,944
The Southern Co. (a)	5,237	237,655
UIL Holdings Corp. (a)	5,180	200,518
United Bankshares, Inc. (a)	6,023	194,723

		4,833,504

TOTAL COMMON STOCKS —
(Cost $22,784,222)		24,336,286

SHORT TERM INVESTMENTS — 19.7%
UNITED STATES — 19.7%
MONEY MARKET FUNDS — 19.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,476,206	4,476,206
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	334,804	334,804

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,811,010)		4,811,010

TOTAL INVESTMENTS — 119.2%
(Cost $27,595,232)		29,147,296
OTHER ASSETS & LIABILITIES — (19.2)%		(4,685,791)

NET ASSETS — 100.0%		$24,461,505

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	15.1%
Multi-Utilities	8.8
Real Estate Investment Trusts	7.0
Banks	6.9
Wireless Telecommunication Services	5.5
Oil, Gas & Consumable Fuels	5.1
Insurance	4.1
Construction & Engineering	4.1
Real Estate Management & Development	3.8
Food & Staples Retailing	3.5
Gas Utilities	3.4
Specialty Retail	3.1
Pharmaceuticals	2.9
Transportation Infrastructure	2.9
Diversified Telecommunication Services	2.9
Metals & Mining	2.3
Technology Hardware, Storage & Peripherals	2.1
Tobacco	2.1
Thrifts & Mortgage Finance	1.8
Media	1.7
Electronic Equipment, Instruments & Components	1.3
Food Products	1.3
Professional Services	1.2
Personal Products	1.0
Health Care Providers & Services	1.0
Aerospace & Defense	1.0
Beverages	0.8
Commercial Services & Supplies	0.8
Hotels, Restaurants & Leisure	0.7
Machinery	0.7
Capital Markets	0.6
Short Term Investments	19.7
Other Assets & Liabilities	(19.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 21.9%
APA Group (a)	3,213,999	$20,901,050
ASX, Ltd.	418,075	14,063,552
Australia & New Zealand Banking Group, Ltd.	525,837	16,547,023
Bendigo and Adelaide Bank, Ltd. (a)	1,457,971	16,788,498
CFS Retail Property Trust Group (a)	5,346,939	10,295,289
Commonwealth Bank of Australia	200,740	15,324,214
Dexus Property Group	13,574,196	14,221,331
DUET Group (a)	5,987,634	13,676,461
Federation Centres, Ltd.	6,006,922	14,117,392
Insurance Australia Group, Ltd.	3,625,214	19,982,491
Metcash, Ltd. (a)	7,221,867	17,995,195
Monadelphous Group, Ltd. (a)	711,013	10,542,822
Myer Holdings, Ltd. (a)	6,322,406	12,650,899
National Australia Bank, Ltd.	517,638	16,015,416
OZ Minerals, Ltd. (a)	3,841,492	14,829,496
Scentre Group (b)	2,895,966	8,746,747
SP AusNet	7,143,335	8,933,467
Spark Infrastructure Group (a)	5,717,060	9,982,691
Stockland (a)	2,520,511	9,230,462
Tatts Group, Ltd.	5,495,164	16,960,223
Westpac Banking Corp.	549,276	17,564,555
WorleyParsons, Ltd.	2,116,690	34,782,370

		334,151,644

BELGIUM — 2.3%
Belgacom SA (a)	1,037,827	34,436,509

BRAZIL — 2.1%
Companhia Energetica de Minas Gerais ADR (a)	2,128,991	17,010,638
CPFL Energia SA ADR	530,363	9,652,607
Oi SA ADR	6,647,753	5,704,437

		32,367,682

CANADA — 10.1%
Artis REIT	647,637	9,576,382
Baytex Energy Corp. (a)	536,033	24,784,890
Bell Aliant, Inc. (a)	466,955	12,226,799
Calloway REIT	322,149	8,032,932
Canadian Oil Sands, Ltd. (a)	1,179,892	26,784,761
Cominar Real Estate Investment Trust	453,926	8,033,146
Crescent Point Energy Corp. (a)	583,962	25,926,454
Dream Office Real Estate Investment Trust	357,443	9,829,137
Lightstream Resources, Ltd. (a)	1,354,513	10,376,779
Penn West Petroleum, Ltd. (a)	1,923,793	18,819,812

		154,391,092

CHINA — 2.4%
Bank of China, Ltd. (Class H)	14,177,000	6,347,351
China Shanshui Cement Group, Ltd.	31,590,000	11,127,330
Giant Interactive Group, Inc. ADR (a)	820,768	9,717,893
Zijin Mining Group Co., Ltd. (Class H) (a)	40,796,000	9,264,221

		36,456,795

COLOMBIA — 0.8%
Ecopetrol SA ADR (a)	316,278	11,401,822

CZECH REPUBLIC — 1.4%
CEZ AS (a)(b)	486,610	14,684,013
Komercni Banka AS	31,291	7,194,966

		21,878,979

DENMARK — 1.7%
TDC A/S	2,500,721	25,878,871

FINLAND — 5.7%
Elisa Oyj	535,737	16,386,490
Fortum Oyj	857,128	23,013,062
Metso Oyj (a)	753,487	28,545,395
Orion Oyj (Class B)	303,519	11,315,784
YIT Oyj (a)	690,128	7,946,516

		87,207,247

FRANCE — 2.6%
Fonciere Des Regions	87,882	9,527,228
Neopost SA (a)	116,787	8,746,473
Total SA	287,346	20,764,700

		39,038,401

GERMANY — 5.9%
Freenet AG	626,809	19,935,887
K+S AG	636,105	20,915,224
ProSiebenSat.1 Media AG (a)	873,565	38,913,220
Telefonica Deutschland Holding AG (b)	1,251,358	10,346,602

		90,110,933

HONG KONG — 1.5%
BOC Hong Kong Holdings, Ltd. (a)	3,957,500	11,463,466
Shougang Fushan Resources Group, Ltd. (a)	13,046,000	2,676,414
Yue Yuen Industrial Holdings, Ltd.	2,803,500	9,386,779

		23,526,659

ISRAEL — 3.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	14,569,504	27,322,468
Israel Chemicals, Ltd.	2,584,335	22,159,518

		49,481,986

ITALY — 3.9%
Atlantia SpA (a)	616,394	17,570,748
ENI SpA	822,761	22,507,140
Terna Rete Elettrica Nationale SpA (a)	3,582,212	18,892,468

		58,970,356

MEXICO — 0.7%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	784,636	10,419,966

NETHERLANDS — 0.8%
Corio NV (a)	247,733	12,651,552

NEW ZEALAND — 1.3%
Telecom Corporation of New Zealand, Ltd.	8,350,622	19,594,521

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.8%
Gjensidige Forsikring ASA	687,263	$12,319,953

PORTUGAL — 1.9%
EDP — Energias de Portugal SA (a)	5,745,342	28,821,892

RUSSIA — 1.1%
MegaFon OAO GDR (b)	292,166	9,203,229
VimpelCom, Ltd. ADR	802,489	6,740,908

		15,944,137

SINGAPORE — 3.3%
Ascendas REIT	4,804,000	8,863,113
Hutchison Port Holdings Trust (a)	30,355,000	21,855,600
Keppel REIT	9,149,000	9,393,752
Suntec REIT (a)	6,535,000	9,488,108

		49,600,573

SOUTH AFRICA — 2.1%
Kumba Iron Ore, Ltd. (a)	277,907	8,855,408
MMI Holdings, Ltd.	2,709,917	6,686,436
Redefine Properties, Ltd.	7,048,413	6,353,592
Vodacom Group, Ltd. (a)	758,496	9,371,806

		31,267,242

SOUTH KOREA — 0.7%
KT Corp. ADR	694,831	10,519,741

SPAIN — 5.0%
Enagas SA (a)	718,007	23,101,898
Ferrovial SA (a)	1,446,065	32,202,754
Red Electrica Corporacion SA (a)	233,581	21,363,141

		76,667,793

SWEDEN — 3.8%
NCC AB (Class B) (a)	360,335	12,402,205
Skanska AB (Class B)	735,532	16,778,273
Swedbank AB (Class A)	480,554	12,737,429
TeliaSonera AB	2,125,110	15,515,511

		57,433,418

SWITZERLAND — 1.1%
Zurich Insurance Group AG (b)	55,243	16,651,391

THAILAND — 0.6%
Intouch Holdings PCL NVDR	4,271,080	9,639,705

TURKEY — 2.6%
Tofas Turk Otomobil Fabrikasi AS	1,599,845	9,922,163
Tupras-Turkiye Petrol Rafinerileri AS	733,005	17,077,983
Turk Telekomunikasyon AS	4,603,236	13,286,706

		40,286,852

UNITED KINGDOM — 8.0%
Admiral Group PLC	548,461	14,526,296
AstraZeneca PLC	421,389	31,273,802
BAE Systems PLC	2,032,909	15,047,462
Carillion PLC (a)	1,600,737	9,062,268
Inmarsat PLC	869,141	11,108,596
National Grid PLC	1,290,281	18,531,959
Royal Dutch Shell PLC (Class A)	560,289	23,169,461

		122,719,844

TOTAL COMMON STOCKS —
(Cost $1,377,460,080)		1,513,837,556

SHORT TERM INVESTMENTS — 23.4%
UNITED STATES — 23.4%
MONEY MARKET FUNDS — 23.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	325,814,965	325,814,965
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	31,920,637	31,920,637

TOTAL SHORT TERM INVESTMENTS —
(Cost $357,735,602)		357,735,602

TOTAL INVESTMENTS — 122.7%
(Cost $1,735,195,682)		1,871,573,158
OTHER ASSETS & LIABILITIES — (22.7)%		(346,390,763)

NET ASSETS — 100.0%		$1,525,182,395

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	13.4%
Oil, Gas & Consumable Fuels	13.3
Electric Utilities	9.9
Real Estate Investment Trusts	9.2
Banks	8.5
Construction & Engineering	5.8
Insurance	4.7
Wireless Telecommunication Services	3.6
Gas Utilities	2.9
Chemicals	2.8
Pharmaceuticals	2.7
Transportation Infrastructure	2.7
Media	2.5
Metals & Mining	2.4
Energy Equipment & Services	2.3
Multi-Utilities	2.1
Machinery	1.9
Food & Staples Retailing	1.2
Hotels, Restaurants & Leisure	1.1
Aerospace & Defense	1.0
Diversified Financial Services	0.9
Multiline Retail	0.8
Construction Materials	0.7
Software	0.7
Automobiles	0.6
Textiles, Apparel & Luxury Goods	0.6
Technology Hardware, Storage & Peripherals	0.6
Real Estate Management & Development	0.4
Short Term Investments	23.4
Other Assets & Liabilities	(22.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 7.0%
ALS, Ltd. (a)	14,135	$118,204
Alumina, Ltd. (a)(b)	78,643	100,207
Ansell, Ltd.	5,542	103,727
APA Group (a)	31,580	205,369
Aristocrat Leisure, Ltd.	18,104	89,880
Asciano, Ltd.	38,614	205,190
Bank of Queensland, Ltd.	14,637	168,407
Bendigo and Adelaide Bank, Ltd. (a)	47,855	189,226
BlueScope Steel, Ltd. (b)	21,314	109,035
Boral, Ltd.	29,199	144,687
Caltex Australia, Ltd.	5,438	110,711
carsales.com, Ltd. (a)	8,538	85,341
Challenger Financial Services Group, Ltd.	16,636	116,822
Cochlear, Ltd. (a)	2,298	133,825
Computershare, Ltd.	19,345	227,870
Dexus Property Group	227,531	238,378
DUET Group (a)	47,122	107,632
Federation Centres, Ltd.	56,592	133,002
Flight Centre Travel Group, Ltd. (a)	2,117	88,817
GrainCorp, Ltd.	8,945	70,919
Harvey Norman Holdings, Ltd. (a)	30,277	88,589
Iluka Resources, Ltd. (a)	15,647	120,067
Incitec Pivot, Ltd.	55,814	152,772
Lend Lease Group	22,794	282,050
Metcash, Ltd. (a)	33,451	83,352
Navitas, Ltd.	11,856	79,787
New Hope Corp. Ltd.	6,656	16,836
Platinum Asset Management Ltd.	5,260	31,277
Primary Health Care, Ltd.	18,331	78,550
Qantas Airways, Ltd. (b)	42,561	50,616
REA Group, Ltd. (a)	2,070	83,446
Reece Australia Ltd.	1,589	45,353
Seek, Ltd. (a)	12,361	184,921
Seven Group Holdings Ltd.	3,516	24,591
Seven West Media, Ltd.	22,024	39,080
SP AusNet	52,817	66,053
Spark Infrastructure Group (a)	35,676	62,295
Super Retail Group Ltd.	4,732	37,785
Tabcorp Holdings, Ltd.	27,042	85,759
Tatts Group, Ltd.	63,753	196,767
Toll Holdings, Ltd.	26,868	129,333
TPG Telecom, Ltd.	9,761	50,763
Treasury Wine Estates, Ltd.	25,289	119,584
Washington H Soul Pattinson & Co., Ltd.	4,127	57,455
WorleyParsons, Ltd.	7,941	130,490

		5,044,820

AUSTRIA — 0.5%
Atrium European Real Estate, Ltd. (b)	4,793	28,638
BUWOG AG (b)	122	2,357
IMMOFINANZ AG (b)	42,913	151,586
Mayr Melnhof Karton AG	258	30,736
Oesterreichische Post AG	1,095	54,384
Telekom Austria AG	11,407	111,512

		379,213

BELGIUM — 0.6%
Ackermans & van haaren NV (a)	867	109,316
Bekaert NV (a)	1,172	43,783
bpost SA	2,404	60,727
Elia System Operator SA/NV	911	46,025
Financiere de Tubize SA	551	39,795
S.A. D’Ieteren NV (a)	583	24,433
Sofina SA	675	78,425

		402,504

BERMUDA — 0.5%
Catlin Group, Ltd.	13,604	124,445
Hiscox Ltd.	16,845	203,633
Lancashire Holdings, Ltd.	4,861	54,358

		382,436

CANADA — 9.0%
Agnico-Eagle Mines, Ltd.	1,092	41,879
Aimia, Inc.	8,492	148,928
Alamos Gold, Inc. (a)	6,124	62,036
AltaGas, Ltd. (a)	3,831	176,525
ATCO, Ltd. (Class I)	4,056	196,945
Athabasca Oil Corp. (b)	10,908	78,445
Boardwalk REIT	918	56,244
Bonavista Energy Corp. (a)	5,655	86,910
CAE, Inc.	8,909	116,763
Calloway REIT	2,014	50,220
Canadian Apartment Properties REIT	2,102	45,113
Canadian REIT	1,289	55,655
Canadian Western Bank (a)	4,749	177,851
Canfor Corp. (b)	2,854	62,592
CCL Industries, Inc. (Class B)	1,051	101,385
Cineplex, Inc. (a)	2,258	87,869
Cogeco Cable, Inc.	598	33,175
Cominar Real Estate Investment Trust	2,405	42,561
Constellation Software, Inc.	727	185,622
Dream Office Real Estate Investment Trust	1,460	40,148
E-L Financial Corp. Ltd.	114	75,026
Emera, Inc.	4,548	145,644
Enerplus Corp. (a)	8,091	204,259
Ensign Energy Services, Inc.	3,726	57,963
Finning International, Inc.	7,972	223,334
First Capital Realty, Inc. (a)	3,303	57,740
Genworth MI Canada, Inc.	908	32,402
Gibson Energy, Inc. (a)	4,919	157,201
Home Capital Group, Inc. (a)	2,102	94,389
IAMGOLD Corp. (b)	15,987	65,890
Industrial Alliance Insurance & Financial Services, Inc.	3,555	156,064
InterOil Corp. (b)	1,351	86,383
Keyera Corp. (a)	4,205	310,337
Linamar Corp.	1,958	115,717
Lions Gate Entertainment Corp. (a)	3,158	90,256
Lundin Mining Corp. (b)	23,115	127,386
MacDonald, Dettwiler & Associates, Ltd.	1,206	98,652
Methanex Corp.	3,583	221,913
Mullen Group, Ltd. (a)	2,854	82,312
New Gold, Inc. (b)	18,272	116,135
Open Text Corp. (a)	4,510	216,788
Osisko Gold Royalties, Ltd. (b)	1,503	22,646
Paramount Resources, Ltd. (Class A) (b)	1,206	67,425
Pengrowth Energy Corp. (a)	14,983	107,609
Peyto Exploration & Development Corp. (a)	6,944	262,792

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Precision Drilling Corp.	15,985	$226,760
Progressive Waste Solutions, Ltd. (a)	6,142	157,940
Quebecor, Inc. (Class B) (a)	3,299	79,970
Ritchie Bros Auctioneers, Inc. (a)	2,758	68,099
ShawCor, Ltd. (Class A)	1,788	99,610
Stantec, Inc.	1,656	102,735
Tahoe Resources, Inc. (b)	2,430	63,741
The Jean Coutu Group Pjc, Inc.	4,035	85,841
TMX Group, Ltd.	591	32,653
TransAlta Corp. (a)	9,592	117,789
Trilogy Energy Corp. (a)	2,203	60,393
Veresen, Inc. (a)	11,672	205,464
West Fraser Timber Co., Ltd.	2,542	123,407
Yamana Gold, Inc. (a)	3,978	32,793

		6,500,324

DENMARK — 2.4%
Chr Hansen Holding A/S	3,819	160,820
DSV A/S	8,349	272,157
FLSmidth & Co. A/S (a)	1,924	107,486
GN Store Nord A/S	7,032	201,460
H. Lundbeck A/S	2,186	53,795
Jyske Bank A/S (b)	2,140	121,478
Pandora A/S	3,095	237,303
Topdanmark A/S (b)	2,955	89,922
Vestas Wind Systems A/S (b)	8,026	404,897
William Demant Holding (b)	893	81,080

		1,730,398

FINLAND — 1.7%
Amer Sports Oyj	3,931	80,463
Cargotec Oyj (a)	1,384	52,754
Elisa Oyj	8,943	273,538
Huhtamaki Oyj	2,811	73,510
Kemira Oyj	1,892	30,282
Kesko Oyj (Class B)	2,630	103,957
Neste Oil Oyj	4,915	95,894
Orion Oyj (Class B)	6,463	240,953
Outotec Oyj (a)	5,108	53,711
Stora Enso Oyj	18,518	180,266

		1,185,328

FRANCE — 3.6%
Air France-KLM (a)(b)	4,430	55,813
bioMerieux	544	58,617
Bourbon SA	1,500	47,113
CGG SA (a)(b)	5,896	83,470
Eramet (b)	373	44,185
Eurazeo SA (a)	1,080	89,830
Faurecia	1,820	68,676
Fonciere Des Regions	1,760	190,800
Groupe Eurotunnel SA	21,308	288,150
Havas SA	9,764	80,170
Ingenico (a)	1,942	168,972
Ipsen SA	2,014	91,038
Lagardere SCA	5,009	163,119
Metropole Television SA	2,600	52,810
Neopost SA (a)	1,332	99,757
Nexity	1,299	59,607
Numericable Group SA (b)	3,330	198,328
Orpea	1,627	114,120
Plastic Omnium SA	2,338	73,401
Rubis	1,472	93,887
Sa des Ciments Vicat (a)	667	58,264
Sartorius Stedim Biotech	178	31,975
Schneider Electric SE	659	62,031
SEB SA	1,117	98,872
Societe Television Francaise 1	4,362	71,458
Teleperformance	2,310	141,548
Vilmorin & Cie	205	27,697

		2,613,708

GERMANY — 3.9%
Aurubis AG	1,012	51,689
Axel Springer SE (a)	1,221	75,144
Bilfinger SE	2,290	261,050
Carl Zeiss Meditec AG (a)	1,016	31,160
Celesio AG (b)	3,092	110,069
CTS Eventim AG	2,010	57,365
Deutsche Euroshop AG (a)	1,082	53,479
Deutsche Wohnen AG	9,427	203,285
Duerr AG	978	86,769
ElringKlinger AG	1,054	43,487
Fielmann AG	322	46,445
Freenet AG	5,320	169,205
Gerry Weber International AG	830	40,581
K+S AG	6,510	214,050
KION Group AG (a)	715	31,003
Krones AG (a)	508	50,349
KWS Saat AG	82	28,910
LEG Immobilien AG (b)	589	39,672
MTU Aero Engines AG (a)	1,972	181,411
OSRAM Licht AG (b)	3,165	159,619
Puma AG Rudolf Dassler Sport (a)	90	25,692
Rational AG	92	29,733
Rhoen-Klinikum AG	4,745	156,699
Salzgitter AG	1,414	59,512
SGL Carbon AG (a)(b)	1,507	49,571
Software AG	2,112	76,238
Stada Arzneimittel AG	2,560	121,922
TUI AG (a)	4,944	83,260
Wincor Nixdorf AG	1,229	70,092
Wirecard AG	4,451	192,147

		2,799,608

GREECE — 0.5%
Hellenic Telecommunications Organization SA (b)	9,004	133,140
OPAP SA	9,664	172,009
Public Power Corp. SA	4,015	62,063

		367,212

HONG KONG — 2.8%
ASM Pacific Technology, Ltd. (a)	7,800	85,243
Champion REIT	120,000	55,739
Chinese Estates Holdings, Ltd.	26,623	69,388
Esprit Holdings, Ltd. (a)	83,916	119,101
First Pacific Co., Ltd.	92,500	103,357
Fosun International, Ltd. (a)	86,000	114,292
Genting Hong Kong Ltd. (a)	67,682	26,734
Great Eagle Holdings Ltd.	5,000	18,290
Hopewell Holdings	40,500	141,090
Hysan Development Co., Ltd.	39,827	186,536
Melco International Development, Ltd.	42,000	127,078

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

New World China Land, Ltd. (a)	82,000	$48,986
Noble Group, Ltd.	163,000	179,128
Orient Overseas International, Ltd.	3,000	14,690
PCCW, Ltd.	176,807	105,395
SA SA International Holdings Ltd. (a)	24,000	16,567
Shangri-La Asia, Ltd.	84,000	131,576
Techtronic Industries Co.	48,500	155,506
Television Broadcasts, Ltd.	11,800	76,658
VTech Holdings, Ltd. (a)	4,100	54,488
Wing Hang Bank, Ltd.	4,177	67,368
Yue Yuen Industrial Holdings, Ltd.	38,000	127,233

		2,024,443

IRELAND — 1.5%
DCC PLC	2,982	182,689
Dragon Oil PLC	14,257	149,464
Glanbia PLC	5,082	76,677
ICON PLC (a)(b)	2,057	96,905
James Hardie Industries PLC	16,599	216,831
Kingspan Group PLC	4,147	69,554
Paddy Power PLC	1,914	125,787
Smurfit Kappa Group PLC	8,246	188,600

		1,106,507

ISRAEL — 1.1%
Azrieli Group	913	30,089
Bank Leumi Le-Israel BM (b)	48,132	187,966
Bezeq The Israeli Telecommunication Corp., Ltd.	73,234	137,337
Delek Group, Ltd.	159	65,849
Gazit-Globe, Ltd.	2,928	39,282
Mizrahi Tefahot Bank, Ltd.	3,786	49,004
NICE Systems, Ltd.	2,625	107,335
Osem Investments, Ltd.	2,392	54,046
Taro Pharmaceutical Industries, Ltd. (b)	468	65,632
The Israel Corp., Ltd. (b)	94	53,597

		790,137

ITALY — 2.8%
A2A SpA	43,689	50,396
Autogrill SpA (b)	3,829	33,735
Azimut Holding SpA	3,563	91,809
Banca Generali SpA	1,892	52,068
Banca Monte dei Paschi di Siena SpA (a)(b)	94,643	183,356
Banca Popolare dell’Emilia Romagna SC (a)(b)	10,936	98,822
Banco Popolare SC (b)	13,990	230,428
Buzzi Unicem SpA	4,444	42,287
Davide Campari-Milano SpA (a)	11,630	100,635
De’Longhi SpA	1,792	38,766
DiaSorin SpA	790	33,098
Finmeccanica SpA (b)	16,305	155,040
Gtech Spa	2,638	64,471
Hera SpA	14,957	42,595
Mediaset SpA (b)	29,882	145,650
Prysmian SpA	8,197	185,178
Recordati SpA	5,008	84,200
UBI Banca ScPA (a)	36,247	313,646
World Duty Free SpA (b)	3,348	40,797

		1,986,977

JAPAN — 29.1%
Acom Co., Ltd. (a)(b)	12,600	59,950
Advance Residence Investment Corp.	77	194,581
Advantest Corp. (a)	7,900	97,634
Alfresa Holdings Corp.	2,800	180,485
Amada Co., Ltd.	42,000	427,027
Aozora Bank, Ltd.	42,000	138,058
Asics Corp.	9,700	226,258
Bandai Namco Holdings, Inc.	16,000	374,631
Benesse Holdings, Inc.	4,200	182,212
Brother Industries, Ltd.	9,200	159,380
Canon Marketing Japan, Inc.	4,200	78,813
Casio Computer Co., Ltd. (a)	8,400	121,889
Credit Saison Co., Ltd.	4,900	101,961
Daicel Corp.	42,000	401,323
Daido Steel Co., Ltd.	42,000	214,757
DeNA Co., Ltd. (a)	4,200	56,799
Don Quijote Holdings Co., Ltd.	4,200	234,243
Dowa Holdings Co., Ltd.	42,000	396,348
Ebara Corp. (a)	42,000	265,337
FamilyMart Co., Ltd. (a)	4,200	180,968
Fuji Electric Holdings Co., Ltd.	42,000	199,003
Fuji Television Network, Inc.	4,200	72,968
Fukuoka Financial Group, Inc.	42,000	202,734
Hakuhodo DY Holdings, Inc.	8,400	83,415
Hamamatsu Photonics K.K.	4,200	206,051
Hitachi Capital Corp.	4,200	117,495
Hitachi Construction Machinery Co., Ltd. (a)	4,200	83,664
Hokkaido Electric Power Co., Inc. (b)	7,900	61,060
Hokuhoku Financial Group, Inc.	42,000	89,551
Hokuriku Electric Power Co.	8,100	107,382
Ibiden Co., Ltd.	4,200	84,576
Idemitsu Kosan Co., Ltd.	16,800	365,005
J Front Retailing Co., Ltd.	42,000	294,773
Japan Exchange Group, Inc.	7,600	187,177
Japan Prime Realty Investment Corp. (a)	42	150,703
Japan Retail Fund Investment Corp.	97	218,120
JSR Corp.	8,000	137,249
JTEKT Corp.	9,000	151,651
Kajima Corp.	42,000	185,736
Kakaku.com, Inc.	5,000	87,607
Keihan Electric Railway Co., Ltd.	42,000	176,201
Kewpie Corp.	4,200	68,366
Konami Corp. (a)	5,300	117,138
Konica Minolta Holdings, Inc.	21,000	207,502
Kuraray Co., Ltd.	13,000	164,770
Kurita Water Industries, Ltd. (a)	7,900	183,025
M3, Inc.	8,400	133,664
Marui Group Co., Ltd.	38,100	365,938
Medipal Holdings Corp.	16,700	236,723
MEIJI Holdings Co., Ltd.	4,200	278,190
Miraca Holdings, Inc.	4,200	203,564
MISUMI Group, Inc.	4,200	115,546
Mitsubishi Gas Chemical Co., Inc.	42,000	268,654
Mitsubishi UFJ Lease & Finance Co., Ltd.	21,800	125,242
Mitsui Chemicals, Inc.	42,000	114,841
Mitsui OSK Lines, Ltd.	42,000	156,300
Nabtesco Corp.	4,200	92,868
Nagoya Railroad Co., Ltd.	42,000	167,494

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Nankai Electric Railway Co., Ltd.	42,000	$182,419
NHK Spring Co., Ltd.	9,000	84,399
Nippon Electric Glass Co., Ltd.	42,000	244,608
Nippon Express Co., Ltd.	42,000	203,564
Nippon Prologis REIT, Inc.	59	137,563
Nippon Yusen K.K. (a)	47,000	135,472
Nissan Chemical Industries, Ltd.	7,100	110,384
Nisshin Seifun Group, Inc.	23,800	284,035
Nissin Foods Holding Co., Ltd.	4,200	216,001
NOK Corp.	4,200	84,369
Nomura Real Estate Holdings, Inc.	4,200	79,477
NTT Urban Development Corp.	4,200	47,263
Obayashi Corp.	42,000	299,748
Obic Co., Ltd.	4,200	138,473
OJI Paper Co., Ltd.	42,000	172,884
Park24 Co., Ltd.	4,200	76,367
Rinnai Corp.	4,200	405,469
Rohm Co., Ltd.	4,200	240,877
Sankyo Co., Ltd.	4,200	161,483
Sanrio Co., Ltd. (a)	4,200	122,014
Santen Pharmaceutical Co., Ltd.	4,200	236,316
SBI Holdings, Inc.	8,400	102,818
Seiko Epson Corp.	5,400	229,742
Seven Bank, Ltd.	21,700	88,681
Sharp Corp. (a)(b)	42,000	134,742
Shikoku Electric Power Co., Inc. (a)(b)	8,100	113,059
Shimadzu Corp.	42,000	385,154
Shimizu Corp.	46,000	325,571
Showa Shell Sekiyu K.K. (a)	7,700	87,485
Sojitz Corp.	49,700	87,817
Stanley Electric Co., Ltd.	12,700	331,086
Sumitomo Heavy Industries, Ltd.	42,000	199,832
Sumitomo Rubber Industries, Inc.	5,200	75,045
Suzuken Co., Ltd.	4,200	156,300
Taiheiyo Cement Corp.	42,000	169,153
Taisei Corp.	42,000	232,585
Taiyo Nippon Sanso Corp. (a)	42,000	371,887
Takashimaya Co., Ltd.	42,000	407,542
The Bank of Kyoto, Ltd. (a)	42,000	381,837
The Hachijuni Bank, Ltd.	45,000	278,515
The Hiroshima Bank, Ltd.	42,000	200,661
The Joyo Bank, Ltd.	42,000	223,878
THK Co., Ltd.	4,600	108,433
Toho Co., Ltd.	4,300	100,852
Toho Gas Co., Ltd. (a)	42,000	230,926
Tokyo Tatemono Co., Ltd.	42,000	388,470
Toyo Seikan Group Holdings, Ltd.	5,300	81,406
Toyota Boshoku Corp. (a)	4,200	44,444
Trend Micro, Inc.	4,200	138,266
Tsumura & Co. (a)	4,200	99,045
Ube Industries, Ltd.	42,000	72,968
United Urban Investment Corp.	129	208,198
USS Co., Ltd.	4,200	71,683
Yamada Denki Co., Ltd. (a)	37,600	133,987
Yamaha Corp.	16,700	263,923
Yamaha Motor Co., Ltd.	12,100	208,186
Yaskawa Electric Corp.	9,800	118,697
Yokogawa Electric Corp.	7,400	93,573

		20,964,232

LUXEMBOURG — 0.3%
Eurofins Scientific (a)	323	99,326
GAGFAH SA (b)	3,312	60,288
L’Occitane International SA	13,000	29,051

		188,665

NETHERLANDS — 1.8%
Aalberts Industries NV	3,299	107,704
Corio NV (a)	3,931	200,753
Delta Lloyd NV	6,398	162,407
Koninklijke Boskalis Westminster NV	4,200	240,857
Nutreco NV	2,914	128,768
QIAGEN NV (b)	9,022	218,639
SBM Offshore NV (b)	8,390	135,376
TNT Express NV	12,894	116,692

		1,311,196

NEW ZEALAND — 0.9%
Auckland International Airport, Ltd.	27,357	93,415
Contact Energy, Ltd.	17,615	81,895
Fletcher Building, Ltd.	29,201	225,245
Mighty River Power, Ltd.	15,336	30,077
Ryman Healthcare, Ltd.	14,737	110,321
Telecom Corporation of New Zealand, Ltd.	30,168	70,788

		611,741

NORWAY — 1.3%
Aker ASA	825	32,536
Aker Solutions ASA	5,848	101,592
DNO ASA (b)	19,709	75,768
Fred Olsen Energy ASA (a)	1,207	34,225
Golar LNG, Ltd. (a)	1,634	98,203
Kongsberg Gruppen AS	1,504	34,069
Marine Harvest	10,289	140,427
Petroleum Geo-Services ASA	8,350	88,449
ProSafe SE (a)	9,110	75,121
SpareBank 1 SR Bank ASA	4,095	39,874
Storebrand ASA (b)	11,266	63,396
TGS Nopec Geophysical Co. ASA (a)	4,374	139,781

		923,441

PORTUGAL — 0.6%
Banco Comercial Portugues SA (a)(b)	626,468	163,741
Banco Espirito Santo SA (b)	121,616	100,239
Portucel SA	8,973	42,028
Portugal Telecom SGPS SA (a)	22,277	81,620
Sonae	37,640	61,790

		449,418

SINGAPORE — 1.6%
Ascendas REIT	76,000	140,216
Blumont Group Ltd. (a)(b)	52,000	2,252
CapitaCommercial Trust (a)	50,000	68,183
ComfortDelGro Corp., Ltd.	95,000	190,511
First Resources Ltd.	42,000	80,183
Keppel Land, Ltd.	38,096	103,288
M1, Ltd. (a)	7,000	19,709
Mapletree Logistics Trust	51,973	48,569
Neptune Orient Lines, Ltd. (a)(b)	51,000	38,864
SATS Ltd. (a)	42,000	105,788
SIA Engineering Co., Ltd.	5,000	20,254
Suntec REIT (a)	82,000	119,055
UOL Group, Ltd.	43,093	225,377

		1,162,249

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 5.4%
Amorepacific Corp.	112	$168,697
AMOREPACIFIC Group	83	61,278
BS Financial Group, Inc.	7,812	115,041
Cheil Communications, Inc. (b)	3,002	67,647
Cheil Industries, Inc.	2,629	182,403
CJ CheilJedang Corp.	204	69,458
CJ Corp.	869	120,241
Coway Co., Ltd.	1,949	163,155
Daelim Industrial Co., Ltd.	1,302	108,479
Daewoo Engineering & Construction Co., Ltd. (b)	7,184	62,269
Daewoo International Corp.	2,171	78,532
Daewoo Securities Co., Ltd. (b)	10,065	86,743
Dongbu Insurance Co., Ltd.	2,266	116,458
Doosan Corp.	869	107,358
Doosan Heavy Industries & Construction Co. Ltd.	840	29,099
Doosan Infracore Co., Ltd. (b)	4,308	55,138
GS Holdings	3,187	142,057
Halla Visteon Climate Control Corp.	1,122	50,788
Hanwha Chemical Corp.	3,258	59,087
Hanwha Corp.	3,502	89,471
Hotel Shilla Co., Ltd.	1,128	101,897
Hyosung Corp.	706	47,169
Hyundai Department Store Co., Ltd.	448	61,546
Hyundai Marine & Fire Insurance Co., Ltd.	2,090	59,593
Hyundai Merchant Marine Co., Ltd. (b)	4,142	37,498
Hyundai Mipo Dockyard Co., Ltd.	493	71,382
Hyundai Wia Corp.	456	88,334
Kangwon Land, Inc.	3,688	108,256
KCC Corp.	257	156,720
Korea Aerospace Industries Ltd.	1,122	34,598
Korea Gas Corp. (b)	1,005	54,829
Korea Kumho Petrochemical Co., Ltd.	819	71,798
NCSoft Corp.	492	88,743
NHN Entertainment Corp. (b)	416	32,234
OCI Co., Ltd. (b)	549	93,327
ORION Corp.	142	130,099
S1 Corp.	929	74,739
Samsung Card Co., Ltd.	1,378	58,767
Samsung Engineering Co., Ltd. (b)	966	76,474
Samsung Securities Co., Ltd.	2,848	124,695
Samsung Techwin Co., Ltd.	1,955	102,407
Seoul Semiconductor Co., Ltd.	1,227	46,204
SK C&C Co., Ltd.	682	112,229
Woori Investment & Securities Co., Ltd.	4,682	40,397
Young Poong Corp.	32	38,174

		3,845,508

SPAIN — 1.7%
Acciona SA	995	88,986
Acerinox SA	5,027	89,062
Almirall SA (b)	2,349	38,111
Atresmedia Corp. de Medios de Comunicaion SA (a)	3,179	45,528
Bankinter SA	16,904	132,269
Bolsas y Mercados Espanoles SA	2,083	99,462
Corporacion Financiera Alba SA	538	34,981
Ebro Puleva SA	3,837	85,237
EDP Renovaveis SA	8,159	60,747
Fomento de Construcciones y Contratas SA (b)	1,415	32,993
Grupo Catalana Occidente SA	1,726	62,647
Indra Sistemas SA (a)	4,228	75,543
Mediaset Espana Comunicacion SA (a)(b)	7,784	90,780
Obrascon Huarte Lain SA (a)	1,605	70,419
Prosegur Cia de Seguridad SA (a)	8,022	57,553
Tecnicas Reunidas SA	953	58,944
Viscofan SA (a)	1,931	115,112

		1,238,374

SWEDEN — 2.8%
AAK AB	964	64,383
Axfood AB (a)	584	31,701
Boliden AB	9,514	137,971
Castellum AB	10,168	180,231
Great Portland Estates PLC	12,545	138,138
Hexpol AB	978	88,652
Hufvudstaden AB	4,517	63,377
Husqvarna AB (Class B)	13,056	101,455
Intrum Justitia AB	3,097	92,372
JM AB	3,105	115,183
Lundbergforetagen AB	1,214	58,509
Meda AB (Class A)	10,218	177,449
Melker Schorling AB	671	33,854
Modern Times Group AB (Class B)	2,906	124,841
Ratos AB (Class B) (a)	5,634	52,081
Saab AB	2,134	65,533
Securitas AB (Class B) (a)	11,368	134,759
SSAB AB (a)(b)	1,209	9,928
SSAB AB, (Series A) (a)(b)	9,913	92,156
Trelleborg AB (Class B)	8,890	189,094
Wallenstam AB	2,425	40,336

		1,992,003

SWITZERLAND — 2.9%
Allreal Holding AG (b)	203	28,843
Banque Cantonale Vaudoise	167	91,052
Barry Callebaut AG (b)	50	67,941
Basellandschaftliche Kantonalbank	32	32,837
Berner Kantonalbank AG (a)	124	26,735
Bucher Industries AG	244	83,782
Daetwyler Holding AG	219	33,290
Dufry Group (a)(b)	803	145,967
EFG International AG (b)	1,874	21,872
Flughafen Zuerich AG	369	226,776
GAM Holding AG (b)	7,797	148,590
Georg Fischer AG (b)	137	98,177
Helvetia Holding AG	164	75,315
Lonza Group AG (b)	2,028	220,683
Luzerner Kantonalbank AG	75	30,066
OC Oerlikon Corp. AG (b)	4,998	72,423
Panalpina Welttransport Holding AG (a)	684	108,292
PSP Swiss Property AG (b)	1,415	133,235
St Galler Kantonalbank AG	74	29,185
Straumann Holding AG	299	69,254
Sulzer AG	912	127,935
Swiss Prime Site AG (b)	2,306	191,126
Vontobel Holding AG (a)	713	24,884

		2,088,260

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 13.4%
Afren PLC (b)	32,484	$80,537
Amlin PLC	21,151	169,288
Ashmore Group PLC (a)	12,640	79,966
Aveva Group PLC	2,394	83,423
Balfour Beatty PLC	26,330	105,122
Barratt Developments PLC	37,343	238,611
BBA Aviation PLC	18,112	95,694
Bellway PLC	4,454	119,261
Berendsen PLC	5,948	99,566
Berkeley Group Holdings PLC	5,973	246,949
Booker Group PLC	55,684	123,489
Britvic PLC	9,200	114,440
BTG PLC (b)	16,362	177,092
Cairn Energy PLC (b)	17,937	61,339
Capital & Counties Properties PLC	24,804	138,133
Carphone Warehouse Group PLC (a)	11,839	65,304
Close Brothers Group PLC	3,956	86,446
Daily Mail & General Trust PLC (a)	10,855	154,423
Debenhams PLC	23,117	27,056
Derwent London PLC	3,389	155,239
Direct Line Insurance Group PLC	31,814	146,763
Dixons Retail PLC (b)	125,756	107,060
Drax Group PLC	15,366	168,282
DS Smith PLC	33,957	160,714
Dunelm Group PLC	2,874	41,033
Essentra PLC	8,107	105,834
Euromoney Institutional Investor PLC	1,468	27,862
FirstGroup PLC (b)	43,026	93,137
Genel Energy PLC (b)	5,068	87,955
Greene King PLC	7,436	107,246
Halma PLC	11,283	113,728
Hays PLC	46,049	115,035
Henderson Group PLC	39,216	161,599
Hikma Pharmaceuticals PLC	5,280	151,490
Howden Joinery Group PLC	23,780	125,884
ICAP PLC	20,378	132,405
IG Group Holdings PLC	12,066	121,207
Inchcape PLC	19,633	212,998
Informa PLC	31,119	254,870
Inmarsat PLC	20,398	260,709
Intermediate Capital Group PLC	12,564	83,868
International Personal Finance PLC	8,162	81,990
Intu Properties PLC	30,461	162,293
Investec PLC	19,588	180,525
Jardine Lloyd Thompson Group PLC	5,026	89,374
Jazztel PLC (b)	7,448	106,053
John Wood Group PLC	13,538	186,688
Jupiter Fund Management PLC	12,586	85,973
Ladbrokes PLC	27,122	65,063
Lonmin PLC (b)	13,699	55,560
Man Group PLC	73,823	132,790
Michael Page International PLC	8,602	63,392
Millennium & Copthorne Hotels PLC	4,247	42,263
Mitchells & Butlers PLC (b)	5,512	36,728
N Brown Group PLC	6,502	47,027
National Express Group PLC	10,667	47,750
Ocado Group PLC (b)	20,415	129,608
Ophir Energy PLC (b)	18,434	69,437
Partnership Assurance Group plc	5,601	12,354
Pennon Group PLC	13,911	186,718
Perform Group PLC (b)	4,152	16,399
Phoenix Group Holdings	5,094	56,528
Playtech Plc	6,337	66,800
Premier Oil PLC	17,210	98,255
Provident Financial PLC	7,931	309,729
PZ Cussons PLC	12,164	72,067
Regus PLC	22,000	68,349
Rentokil Initial PLC	61,246	116,660
Rightmove PLC	3,993	146,380
Rotork PLC	3,240	147,916
Segro PLC	26,090	153,994
Serco Group PLC	19,105	119,397
Shaftesbury PLC	7,550	84,685
Spectris PLC	4,485	170,245
Spirax-Sarco Engineering PLC	2,844	132,901
St. James’s Place PLC	14,703	191,566
Stagecoach Group PLC	24,682	158,681
TalkTalk Telecom Group PLC	19,274	107,271
Telecity Group PLC	8,034	103,576
Thomas Cook Group PLC (b)	56,612	129,225
United Business Media PLC	7,310	83,181
Vesuvius PLC	8,288	64,989
Victrex PLC	2,451	71,328

		9,652,765

TOTAL COMMON STOCKS —
(Cost $63,094,327)		71,741,467

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
Banca Popolare dell’Emilia Romagna SC (expiring 7/18/14) (a)(b)	10,936	9,328

SOUTH KOREA — 0.0% (c)
BS Financial Group, Inc. (expiring 7/4/14) (b)	1,134	2,634

SPAIN — 0.0% (c)
Acerinox SA (expiring 7/14/14) (b)	5,027	3,049

TOTAL RIGHTS —
(Cost $3,075)		15,011

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,829,181	7,829,181
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	260,547	260,547

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,089,728)		8,089,728

TOTAL INVESTMENTS — 110.9%
(Cost $71,187,130)		79,846,206
OTHER ASSETS & LIABILITIES — (10.9)%		(7,861,456)

NET ASSETS — 100.0%		$71,984,750

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	5.7%
Chemicals	4.9
Oil, Gas & Consumable Fuels	4.6
Real Estate Investment Trusts	4.6
Real Estate Management & Development	4.2
Machinery	4.0
Media	3.7
Metals & Mining	3.2
Household Durables	2.8
Food Products	2.8
Insurance	2.6
Construction & Engineering	2.5
Hotels, Restaurants & Leisure	2.5
Capital Markets	2.4
Energy Equipment & Services	2.2
Road & Rail	2.2
Electronic Equipment, Instruments & Components	2.1
Diversified Telecommunication Services	2.1
Pharmaceuticals	2.0
Multiline Retail	2.0
Health Care Providers & Services	1.9
Commercial Services & Supplies	1.9
Specialty Retail	1.8
Electrical Equipment	1.6
Auto Components	1.6
Diversified Financial Services	1.5
Software	1.5
Electric Utilities	1.3
Leisure Products	1.2
Construction Materials	1.2
Industrial Conglomerates	1.1
IT Services	1.1
Professional Services	1.1
Transportation Infrastructure	1.0
Technology Hardware, Storage & Peripherals	1.0
Trading Companies & Distributors	1.0
Consumer Finance	1.0
Food & Staples Retailing	1.0
Health Care Equipment & Supplies	0.9
Aerospace & Defense	0.9
Textiles, Apparel & Luxury Goods	0.9
Paper & Forest Products	0.9
Containers & Packaging	0.8
Gas Utilities	0.8
Air Freight & Logistics	0.8
Semiconductors & Semiconductor Equipment	0.6
Multi-Utilities	0.6
Marine	0.6
Independent Power and Renewable Electricity Producers	0.5
Beverages	0.5
Internet Software & Services	0.4
Distributors	0.4
Diversified Consumer Services	0.4
Personal Products	0.3
Building Products	0.3
Biotechnology	0.3
Automobiles	0.3
Water Utilities	0.3
Internet & Catalog Retail	0.3
Wireless Telecommunication Services	0.2
Health Care Technology	0.2
Airlines	0.2
Thrifts & Mortgage Finance	0.1
Life Sciences Tools & Services	0.1
Household Products	0.1
Communications Equipment	0.1
Short Term Investments	11.2
Other Assets & Liabilities	(10.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BRAZIL — 6.0%
Aliansce Shopping Centers SA	120,671	$983,282
American Banknote SA	86,890	1,509,074
Arezzo Industria e Comercio SA	56,283	805,903
B2W Cia Digital (a)	78,512	997,385
Banco ABC Brasil SA Preference Shares	71,129	438,889
Brasil Brokers Participacoes SA	320,270	510,026
Brasil Insurance Participacoes e Administracao SA	82,780	403,741
Brazil Pharma SA (a)	329,800	552,136
Centrais Eletricas de Santa Catarina SA Preference Shares	41,399	291,883
Cyrela Commercial Properties SA Empreendimentos e Participacoes	26,698	224,088
Direcional Engenharia SA	71,435	375,957
Eletropaulo Metropolitana SA Preference Shares	124,782	608,596
Equatorial Energia SA	254,484	2,902,649
Eternit SA	182,139	701,583
Even Construtora e Incorporadora SA	345,615	1,027,076
Ez Tec Empreendimentos e Participacoes SA	134,168	1,425,622
Ferbasa-Ferro Ligas DA Bahia Preference Shares	119,081	664,533
Fleury SA	122,574	934,278
Gafisa SA	536,166	819,781
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	119,734	652,966
Helbor Empreendimentos SA	180,021	552,943
Iguatemi Empresa de Shopping Centers SA	108,857	1,102,349
International Meal Co. Holdings SA	98,235	913,669
Iochpe-Maxion SA	103,962	930,616
JHSF Participacoes SA	147,492	257,631
Log-in Logistica Intermodal SA (a)	88,227	274,196
LPS Brasil Consultoria de I moveis SA	104,522	474,216
Magazine Luiza SA	93,055	387,993
Magnesita Refratarios SA	340,404	682,630
Mahle-Metal Leve SA	38,430	400,846
Marfrig Alimentos SA (a)	258,403	698,735
Mills Estruturas e Servicos de Engenharia SA	116,181	1,366,804
MRV Engenharia e Participacoes SA	318,460	1,077,860
Odontoprev SA	432,284	1,863,209
Paranapanema SA (a)	232,097	305,377
PDG Realty SA Empreendimentos e Participacoes (a)	1,313,844	870,293
QGEP Participacoes SA	94,559	386,113
Qualicorp SA (a)	238,532	2,824,593
Randon SA Implementos e Participacoes Preference Shares	410,044	1,145,987
Restoque Comercio e Confeccoes de Roupas SA (a)	123,054	381,874
Rossi Residencial SA (a)	376,010	295,131
Sao Martinho SA	91,552	1,661,485
Saraiva SA Livreiros Editores Preference Shares	54,515	482,302
SLC Agricola SA	97,904	853,734
Tecnisa SA	143,542	468,249
Tegma Gestao Logistica SA	27,635	263,423
Tempo Participacoes SA	390,189	867,441
Vanguarda Agro SA (a)	262,572	339,517

		38,958,664

CHILE — 1.6%
AFP Habitat SA	215,128	287,301
Almendral SA	11,241,080	994,840
Besalco SA	563,578	368,478
Inversiones Aguas Metropolitanas SA	656,902	1,061,873
Inversiones La Construccion SA	36,635	436,706
Masisa SA	10,402,948	431,961
Parque Arauco SA	1,213,900	2,214,386
Ripley Corp. SA	1,316,054	865,215
Salfacorp SA	568,572	427,217
Sociedad Matriz SAAM SA	9,358,418	777,516
Vina Concha y Toro SA	1,175,793	2,378,471

		10,243,964

CHINA — 5.9%
21Vianet Group, Inc. ADR (a)	60,587	1,815,792
51job, Inc. ADR (a)(b)	16,138	1,064,463
Anhui Expressway Co., Ltd.	1,928,000	1,181,624
AutoNavi Holdings, Ltd. ADR (a)(b)	29,035	606,832
Bitauto Holdings, Ltd. ADR (a)	29,734	1,448,046
BYD Electronic International Co., Ltd. (b)	1,013,000	866,566
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	2,209,400	1,071,867
China Lesso Group Holdings, Ltd. (b)	1,131,810	606,039
China National Accord Medicines Corp., Ltd.	160,582	703,421
China SCE Property Holdings, Ltd. (a)	2,838,800	604,362
China Shanshui Cement Group, Ltd.	1,524,000	536,817
China Shipping Development Co., Ltd. (a)(b)	1,806,000	1,057,919
China Suntien Green Energy Corp., Ltd. (Class H)	1,984,000	645,091
China Vanadium Titano — Magnetite Mining Co., Ltd.	1,559,000	162,933
Chinasoft International, Ltd. (a)	1,142,000	325,640
Coolpad Group, Ltd. (a)	3,152,000	870,319
Dongyue Group (b)	1,059,000	441,344
Double Coin Holdings, Ltd.	688,324	468,749
E-Commerce China Dangdang, Inc. ADR (a)(b)	59,167	791,654
E-House China Holdings, Ltd. ADR	72,042	623,163
First Tractor Co., Ltd. (b)	766,500	502,406
Giant Interactive Group, Inc. ADR	145,412	1,721,678
Hangzhou Steam Turbine Co.	787,050	909,890
Harbin Electric Co., Ltd.	1,462,000	886,592
Home Inns & Hotels Management, Inc. ADR (a)	34,879	1,193,908
Huangshan Tourism Development Co., Ltd.	391,000	468,027
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	2,268,000	681,832
Jiangsu Future Land Co., Ltd.	873,600	410,592
Livzon Pharmaceutical Group, Inc. (Class H) (a)	137,600	763,424
Lonking Holdings, Ltd. (b)	2,857,000	490,276
MIE Holdings Corp.	2,404,754	443,696

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

NQ Mobile, Inc. ADR (a)(b)	33,938	$208,379
Peak Sport Products Co., Ltd.	1,428,000	348,232
Perfect World Co., Ltd. ADR	39,642	778,172
Ports Design, Ltd. (a)	869,000	392,434
Real Gold Mining, Ltd. (a)(b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	141,079	471,204
REXLot Holdings, Ltd. (b)	5,022,064	589,661
Shanda Games, Ltd. ADR (a)	75,071	498,471
Shanghai Dajiang Group, Class B (a)	1,197,900	430,046
Shanghai Diesel Engine Co., Ltd. Class B	378,360	251,988
Shanghai Haixin Group Co. (a)	641,700	290,048
Shenguan Holdings Group, Ltd. (b)	2,194,010	925,689
Sinofert Holdings, Ltd. (a)(b)	1,902,000	257,679
Sinopec Engineering Group Co., Ltd. (Class H)	1,430,500	1,609,471
SPT Energy Group, Inc.	1,548,000	814,910
TCL Communication Technology Holdings, Ltd.	798,000	965,794
Trina Solar, Ltd. ADR (a)(b)	67,718	868,822
WuXi PharmaTech Cayman, Inc. ADR (a)	80,628	2,649,436
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	98,277	367,556
YY, Inc. ADR (a)(b)	11,410	861,455

		37,944,409

CYPRUS — 0.0% (d)
Global Ports Investments PLC, GDR	21,248	228,416

CZECH REPUBLIC — 0.3%
Philip Morris CR AS	3,372	1,753,364

EGYPT — 1.5%
Arab Cotton Ginning	431,717	310,955
Citadel Capital Corp./Cairo (a)	565,226	298,026
Eastern Tobacco	29,902	627,394
Egyptian Financial Group-Hermes Holding (a)	452,922	970,450
Egyptian Kuwait Holding Co. (a)	762,214	800,325
ElSwedy Electric Co.	168,390	764,226
Ezz Steel (a)	556,722	1,326,001
Juhayna Food Industries (a)	493,485	828,911
Maridive & Oil Services SAE (a)	240,889	252,933
Orascom Telecom Media & Technology Holding SAE (a)	4,233,307	716,401
Sidi Kerir Petrochemicals Co.	159,466	390,299
Six of October Development & Investment Co. (a)	194,118	878,819
Talaat Moustafa Group	1,510,275	1,803,868

		9,968,608

HONG KONG — 8.1%
361 Degrees International, Ltd. (a)	1,206,000	275,422
Ajisen China Holdings, Ltd.	807,000	626,828
Anton Oilfield Services Group (b)	1,364,000	929,238
Anxin-China Holdings, Ltd.	2,784,000	373,578
Asian Citrus Holdings, Ltd. (a)(b)	870,833	195,507
Beijing Capital Land, Ltd.	1,480,400	473,707
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	0
Chaowei Power Holdings, Ltd. (b)	437,000	245,273
China Dongxiang Group Co. (b)	5,334,000	1,004,811
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (a)(e)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,258,000	837,547
China Lilang, Ltd.	1,197,000	762,957
China Lumena New Materials Corp. (b)(c)	4,287,298	345,734
China Medical System Holdings, Ltd. (b)	488,300	597,904
China Metal Recycling Holdings, Ltd. (a)(b)(c)	1,109,932	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,988,000	1,175,870
China National Materials Co., Ltd.	1,585,000	282,220
China Oil and Gas Group, Ltd. (b)	5,240,000	966,821
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	3,444,000	311,057
China Rare Earth Holdings, Ltd. (a)	1,602,000	202,566
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	3,082,500	664,199
China Shineway Pharmaceutical Group, Ltd.	442,000	775,604
China Singyes Solar Technologies Holdings, Ltd. (a)	573,000	965,554
China South City Holdings, Ltd. (b)	1,960,000	1,029,270
China Travel International Investment Hong Kong, Ltd.	8,394,000	1,646,233
China Yurun Food Group, Ltd. (a)(b)	1,328,000	591,148
China ZhengTong Auto Services Holdings, Ltd. (b)	892,500	499,777
Citic Resources Holdings, Ltd. (a)(b)	4,117,000	690,562
Comba Telecom Systems Holdings, Ltd. (a)(b)	863,984	275,348
Dah Chong Hong Holdings, Ltd. (b)	824,000	492,251
Digital China Holdings, Ltd. (b)	786,000	709,903
Fufeng Group, Ltd.	1,166,600	438,020
Glorious Property Holdings, Ltd. (a)(b)	2,720,000	379,028
GOME Electrical Appliances Holding, Ltd. (b)	10,912,777	1,788,207
Greatview Aseptic Packaging Co., Ltd.	1,208,048	826,112
Guangdong Land Holdings, Ltd. (a)	1,578,000	303,370
Hanergy Solar Group, Ltd. (a)(b)	12,802,000	1,965,638
Hengdeli Holdings, Ltd.	2,568,400	447,379
Honghua Group, Ltd. (b)	1,174,000	290,836
Hua Han Bio-Pharmaceutical Holdings, Ltd.	2,322,534	470,479
Huabao International Holdings, Ltd. (b)	2,326,000	1,377,530
Ju Teng International Holdings, Ltd.	1,044,000	750,299
Kaisa Group Holdings, Ltd. (b)	3,294,000	977,530
Kingboard Laminates Holdings, Ltd. (b)	1,239,000	471,598
Kingdee International Software Group Co., Ltd. (a)	1,472,000	482,414
KWG Property Holding, Ltd.	1,428,500	816,512
Li Ning Co., Ltd. (a)(b)	792,500	633,971
Lijun International Pharmaceutical Holding, Ltd.	2,412,000	927,411
Maoye International Holdings, Ltd.	1,946,000	311,346

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Minth Group, Ltd.	798,000	$1,550,624
NetDragon Websoft, Inc. (b)	309,500	571,850
Newocean Energy Holdings, Ltd. (b)	1,356,000	1,014,767
NVC Lighting Holdings, Ltd.	2,732,000	613,350
Pacific Online, Ltd.	1,105,100	607,421
Prince Frog International Holdings, Ltd.	881,000	221,661
Real Nutriceutical Group, Ltd. (b)	1,222,000	275,923
Shougang Concord International Enterprises Co., Ltd. (a)(b)	11,306,000	503,277
Shougang Fushan Resources Group, Ltd. (b)	3,678,000	754,549
Shunfeng Photovoltaic International Ltd. (a)	724,000	945,361
Sichuan Expressway Co., Ltd.	1,948,000	623,332
Sinotrans Shipping, Ltd. (a)	2,571,500	736,577
Sinotrans, Ltd.	1,323,000	858,631
Sinotruk Hong Kong, Ltd.	653,500	325,470
Skyworth Digital Holdings, Ltd.	1,994,626	952,230
Springland International Holdings, Ltd.	1,610,000	637,739
Sunny Optical Technology Group Co., Ltd. (b)	641,000	906,457
Tech Pro Technology Development, Ltd. (a)	1,932,000	1,144,191
The United Laboratories International Holdings, Ltd. (a)	1,142,500	781,287
Tiangong International Co., Ltd.	2,032,000	346,080
Tianjin Port Development Holdings, Ltd.	4,830,000	760,301
Tianneng Power International, Ltd.	1,100,000	414,433
TPV Technology, Ltd.	1,536,000	283,404
United Energy Group, Ltd. (a)(b)	5,048,000	749,024
VODone, Ltd. (a)(b)	2,716,999	245,395
Wasion Group Holdings, Ltd.	889,000	667,580
West China Cement, Ltd.	3,096,000	287,615
Yingde Gases	1,443,000	1,565,817
Yip’s Chemical Holdings, Ltd.	507,580	330,076
Yuexiu Transport Infrastructure, Ltd.	1,390,549	793,026

		52,072,017

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (a)(b)	414,271	628,572

INDIA — 13.8%
Adani Power, Ltd. (a)	1,040,060	1,081,649
Aditya Birla Nuvo, Ltd.	58,929	1,352,393
Amtek Auto, Ltd.	304,326	1,244,223
Anant Raj, Ltd. (a)	537,431	673,297
Apollo Hospitals Enterprise, Ltd.	111,501	1,844,693
Arvind, Ltd. (a)	207,619	806,899
Ashok Leyland, Ltd. (a)	1,347,348	817,661
Aurobindo Pharma, Ltd. (a)	218,456	2,690,883
Bajaj Holdings and Investment, Ltd.	59,843	1,264,867
Balrampur Chini Mills, Ltd.	486,221	652,795
Bata India, Ltd.	69,280	1,477,348
Bharat Forge, Ltd. (a)	276,525	2,878,122
Bhushan Steel, Ltd.	141,678	915,153
Biocon, Ltd.	135,783	1,198,218
Britannia Industries, Ltd.	71,025	1,190,816
Coromandel International, Ltd. (a)	175,965	756,142
Crompton Greaves, Ltd.	226,721	756,553
Dewan Housing Finance Corp., Ltd. (a)	157,001	946,783
Dish TV India, Ltd. (a)	993,263	985,088
Divi’s Laboratories, Ltd.	50,630	1,228,311
Federal Bank, Ltd.	825,535	1,835,132
Fortis Healthcare, Ltd. (a)	268,005	543,407
Gateway Distriparks, Ltd.	258,000	987,045
GMR Infrastructure, Ltd. (a)	1,106,564	633,820
Godrej Industries, Ltd.	215,519	1,310,242
Havells India, Ltd.	81,043	1,579,897
Hexaware Technologies, Ltd.	256,279	674,306
Hindustan Petroleum Corp., Ltd. (a)	129,053	893,040
Housing Development & Infrastructure, Ltd. (a)	487,649	818,491
IDFC, Ltd.	1,242,133	2,790,127
IFCI, Ltd.	1,135,395	794,748
IIFL Holdings, Ltd.	469,034	987,666
India Cements, Ltd.	692,280	1,373,740
Indiabulls Housing Finance, Ltd.	328,864	2,078,057
Indiabulls Real Estate, Ltd.	536,839	891,682
Indian Hotels Co., Ltd. (a)	772,123	1,336,404
Ipca Laboratories, Ltd. (a)	77,282	1,127,974
Jain Irrigation Systems, Ltd.	300,895	598,588
Jaiprakash Associates, Ltd.	839,350	1,077,360
JSW Energy, Ltd.	714,564	1,002,136
JSW Steel, Ltd.	150,751	3,099,989
Jubilant Foodworks, Ltd. (a)	69,038	1,501,285
LIC Housing Finance, Ltd.	294,112	1,600,758
Mahindra & Mahindra Financial Services, Ltd.	373,154	1,749,906
MAX India, Ltd. (a)	400,735	1,920,556
McLeod Russel India, Ltd.	144,388	762,211
Motherson Sumi Systems, Ltd.	430,996	2,323,559
Mphasis, Ltd.	107,124	758,123
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	507,291	576,496
Piramal Healthcare, Ltd.	76,008	875,966
PTC India, Ltd.	495,637	778,746
Punj Lloyd, Ltd. (a)	706,011	599,836
Rajesh Exports, Ltd.	342,284	1,069,620
Reliance Capital, Ltd.	105,424	1,150,733
Reliance Infrastructure, Ltd.	143,892	1,850,536
Rolta India, Ltd.	297,433	556,095
Shree Renuka Sugars, Ltd.	800,532	369,354
Shriram Transport Finance Co., Ltd.	157,946	2,376,740
Sintex Industries, Ltd.	571,278	933,213
Strides Arcolab, Ltd.	86,996	904,096
Suzlon Energy, Ltd. (a)	1,604,932	756,502
Tata Chemicals, Ltd.	233,579	1,335,375
Tata Global Beverages, Ltd.	574,644	1,650,507
Tata Motors, Ltd. Class A	579,666	2,840,744
Thermax, Ltd.	68,135	1,063,742
Unitech, Ltd. (a)	1,806,444	1,013,675
UPL, Ltd. (a)	582,078	3,304,523
Videocon Industries, Ltd.	135,342	415,623
Voltas, Ltd.	506,828	1,837,457
Welspun Corp., Ltd.	381,415	526,273

		88,597,995

INDONESIA — 2.9%
AKR Corporindo Tbk PT	2,327,900	850,258
Alam Sutera Realty Tbk PT	22,247,600	829,476

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,599,300	$528,842
Bank Tabungan Negara Tbk PT	5,532,886	485,382
Bumi Resources Tbk PT (a)	15,560,100	223,131
Bumi Serpong Damai PT	6,902,300	864,607
BW Plantation Tbk PT	3,624,200	376,024
Ciputra Development Tbk PT	13,903,100	1,084,805
Citra Marga Nusaphala Persada Tbk PT (a)	730,500	212,895
Energi Mega Persada Tbk PT (a)	41,625,900	330,058
Gajah Tunggal Tbk PT	2,464,700	380,464
Garuda Indonesia Tbk PT (a)	11,862,000	422,249
Harum Energy Tbk PT (a)	1,164,300	228,342
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	3,135,300	354,391
Intiland Development Tbk PT	7,355,500	271,139
Japfa Comfeed Indonesia Tbk PT	6,880,400	708,063
Kawasan Industri Jababeka Tbk PT	33,084,351	619,547
Matahari Putra Prima Tbk PT	3,305,700	871,389
Medco Energi Internasional Tbk PT	2,163,500	647,864
Mitra Adiperkasa Tbk PT	1,197,000	482,637
MNC Investama Tbk PT	15,619,300	421,609
MNC Sky Vision Tbk PT	1,941,900	353,817
Modernland Realty Tbk PT (a)	7,399,500	254,036
Pakuwon Jati Tbk PT	23,581,900	694,229
Pembangunan Perumahan Persero PT Tbk	5,623,600	877,576
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,820,500	746,053
PT International Nickel Indonesia Tbk	2,671,900	801,232
Ramayana Lestari Sentosa Tbk PT	1,967,000	194,958
Sentul City Tbk PT (a)	16,173,700	144,615
Summarecon Agung Tbk PT (a)	14,359,400	1,374,772
Surya Semesta Internusa Tbk PT	4,066,500	234,968
Timah Tbk PT	4,936,729	524,697
Trada Maritime Tbk PT (a)(c)	11,308,900	1,320,246

		18,714,371

JERSEY — 0.1%
WNS Holdings, Ltd. ADR (a)(b)	26,307	504,568

MALAYSIA — 5.9%
Aeon Co. M Bhd	1,161,400	1,439,543
Affin Holdings Bhd	557,960	575,163
Berjaya Corp. Bhd	4,509,000	737,224
Berjaya Sports Toto Bhd	1,326,277	1,602,602
Boustead Holdings Bhd	687,760	1,107,356
Boustead Plantations Bhd (a)	142,900	72,095
Bursa Malaysia Bhd	945,573	2,285,159
Carlsberg Brewery Malay Bhd	95,500	362,846
Dialog Group Bhd	2,627,220	3,100,954
DRB-Hicom Bhd	1,405,800	967,555
Eastern & Oriental Bhd	1,337,800	1,145,733
Gas Malaysia Bhd	325,600	369,101
HAP Seng Consolidated Bhd	1,431,600	1,605,033
IGB Corp. Bhd	3,058,367	2,552,608
KNM Group Bhd (a)	3,971,955	1,119,470
KPJ Healthcare Bhd	1,600,993	1,685,256
Magnum Bhd	1,619,400	1,538,203
Malaysia Building Society Bhd	2,295,598	1,551,370
Malaysian Bulk Carriers Bhd	781,900	431,007
Malaysian Resources Corp. Bhd	1,834,800	977,112
Media Prima Bhd	1,758,900	1,413,255
Oriental Holdings Bhd	290,800	698,246
OSK Holdings Bhd	1,210,500	674,804
Padini Holdings Bhd	575,800	353,263
Parkson Holdings Bhd (a)	351,064	282,076
Pavilion Real Estate Investment Trust	794,200	333,905
POS Malaysia Bhd	772,100	1,286,433
Sunway Real Estate Investment Trust	4,683,200	2,100,220
TAN Chong Motor Holdings Bhd	892,700	1,412,306
Top Glove Corp. Bhd	885,500	1,260,272
UOA Development Bhd	1,770,500	1,141,369
Wah Seong Corp. Bhd	1,437,203	845,940
WCT Holdings Bhd	1,312,525	891,095

		37,918,574

MEXICO — 2.2%
Alsea SAB de CV (a)	498,150	1,792,080
Axtel SAB de CV (a)(b)	2,027,956	755,032
Banregio Grupo Financiero SAB de CV	263,946	1,561,743
Bolsa Mexicana de Valores SAB de CV	706,959	1,499,693
Concentradora Fibra Hotelera Mexicana SA de CV (a)	419,829	759,854
Consorcio ARA SAB de CV (a)	2,263,846	1,047,027
Corporacion GEO SAB de CV (a)(b)(c)	791,193	0
Empresas ICA SAB de CV (a)(b)	881,659	1,715,337
Grupo Aeroportuario del Centro Norte Sab de CV (a)	124,100	499,251
Grupo Simec SAB de CV, Series B (a)	210,444	978,006
Mexico Real Estate Management SA de CV (a)	764,370	1,584,360
TF Administradora Industrial S de RL de CV (a)	453,169	1,020,006
TV Azteca SAB de CV	1,738,666	981,040
Urbi Desarrollos Urbanos SA de CV (a)(b)(c)	679,159	0

		14,193,429

PERU — 0.3%
Ferreyros SA	1,872,756	1,273,983
Luz del Sur SAA	227,899	750,688

		2,024,671

PHILIPPINES — 2.1%
Belle Corp.	3,402,300	400,637
Cebu Air, Inc.	614,830	802,871
Cosco Capital, Inc. (a)	1,788,700	396,669
First Gen Corp.	1,178,300	585,776
First Philippine Holdings Corp.	390,790	680,413
GMA Holdings, Inc.	3,424,800	580,608
Manila Water Co., Inc.	1,289,300	753,199
Megaworld Corp.	33,557,000	3,459,484
Philippine National Bank (a)	534,062	1,107,276
Rizal Commercial Banking Corp.	479,570	582,296
Robinsons Land Corp.	2,030,200	1,097,657
Security Bank Corp.	462,474	1,306,370
Semirara Mining Corp.	178,870	1,501,443
SM Prime Holdings, Inc.	1	0
Union Bank of Philippines	151,250	415,808

		13,670,507

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

POLAND — 2.4%
Agora SA (a)	140,284	$414,842
Alior Bank SA (a)	42,012	1,148,285
AmRest Holdings SE (a)	16,394	475,079
Asseco Poland SA	129,407	1,752,728
Boryszew SA (a)	214,140	377,973
Ciech SA	65,738	746,850
Echo Investment SA (a)	365,650	804,341
Emperia Holding SA	34,478	681,226
Getin Noble Bank SA (a)	1,252,747	1,295,362
Globe Trade Centre SA (a)	352,704	914,078
Grupa Lotos SA (a)	93,953	1,144,750
Lubelski Wegiel Bogdanka SA	52,953	2,083,803
Netia SA	758,099	1,295,661
Orbis SA	42,714	600,615
TVN SA (a)	266,657	1,361,077

		15,096,670

RUSSIA — 0.8%
Aeroflot — Russian Airlines OJSC (a)	519,435	860,783
CTC Media, Inc.	83,638	920,855
DIXY Group OJSC (a)	23,976	284,495
Mechel OAO, ADR (a)(b)	151,431	331,634
Novorossiysk Commercial Sea Trade Port PJSC GDR (a)	43,730	218,212
Novorossiysk Commercial Sea Trade Port PJSC GDR (a)	8,611	42,969
PIK Group GDR (a)	320,170	768,408
Vsmpo-Avisma Corp. (a)	10,361	2,251,571

		5,678,927

SINGAPORE — 0.5%
Asian Pay Television Trust	989,000	618,794
Bumitama Agri, Ltd. (b)	409,000	395,335
Nam Cheong, Ltd.	3,099,000	981,916
Yanlord Land Group, Ltd. (b)	1,078,000	964,160

		2,960,205

SOUTH AFRICA — 8.8%
Acucap Properties, Ltd. (a)	167,218	692,370
Adcock Ingram Holdings, Ltd. (a)(b)	284,431	1,420,718
AECI, Ltd.	111,993	1,322,704
African Bank Investments, Ltd. (a)(b)	1,222,985	780,549
Aquarius Platinum, Ltd. (a)	1,891,597	751,985
Aveng, Ltd. (a)	482,597	1,050,135
AVI, Ltd.	120,920	696,167
Brait SE (a)(b)	237,604	1,458,399
Capital Property Fund (a)	617,111	620,664
Clicks Group, Ltd. (b)	413,580	2,468,554
DataTec, Ltd. (a)	427,681	2,162,776
Emira Property Fund	405,634	560,481
Famous Brands, Ltd.	47,657	432,278
Fountainhead Property Trust	875,900	635,596
Grindrod, Ltd. (b)	795,601	1,987,741
Harmony Gold Mining Co., Ltd. (a)	323,041	945,856
Hosken Consolidated Investments, Ltd.	148,271	2,369,270
Hyprop Investments, Ltd.	69,753	523,996
Illovo Sugar, Ltd.	186,899	516,492
Investec, Ltd.	277,257	2,540,431
JSE, Ltd. (b)	297,085	2,677,989
Lewis Group, Ltd. (b)	237,743	1,448,079
Merafe Resources, Ltd. (a)	4,808,957	528,867
Mondi, Ltd.	162,414	2,959,824
Mpact, Ltd.	263,203	689,999
Murray & Roberts Holdings, Ltd. (a)	436,898	998,331
Northam Platinum, Ltd. (a)	556,707	2,380,935
Omnia Holdings, Ltd.	44,992	974,969
Pick’ n Pay Holdings, Ltd.	227,393	538,626
PPC, Ltd.	657,142	1,936,449
PSG Group, Ltd.	29,362	255,292
Resilient Property Income Fund, Ltd.	214,812	1,212,498
Reunert, Ltd.	300,906	1,834,498
SA Corporate Real Estate Fund	5,027,361	1,937,463
Sappi, Ltd. (a)	504,944	1,816,398
Sibanye Gold, Ltd.	674,063	1,808,272
Sun International, Ltd.	139,579	1,443,185
Super Group, Ltd. (a)	443,083	1,268,183
Telkom SA, Ltd. (a)	333,423	1,432,258
The Spar Group, Ltd.	130,039	1,520,682
Tongaat Hulett, Ltd.	115,437	1,610,340
Wilson Bayly Holmes-Ovcon, Ltd.	107,180	1,279,460

		56,489,759

TAIWAN — 29.6%
A-DATA Technology Co., Ltd. (b)	363,000	976,251
Ability Enterprise Co., Ltd.	571,000	416,900
Accton Technology Corp.	1,362,341	889,733
Adlink Technology, Inc.	387,572	1,033,248
Advanced Ceramic X Corp.	138,642	677,933
Advanced International Multitech Co., Ltd.	366,000	359,160
AGV Products Corp. (a)(b)	1,776,926	569,535
Alpha Networks, Inc.	825,348	641,305
Altek Corp. (a)	553,309	516,098
AmTRAN Technology Co., Ltd. (a)	945,717	712,661
Anpec Electronics Corp. (b)	415,000	382,226
Arcadyan Technology Corp.	257,532	400,642
Asia Optical Co., Inc. (a)(b)	378,540	460,212
Asia Polymer (b)	570,588	494,950
Asrock, Inc.	138,000	554,625
Aten International Co., Ltd.	232,000	676,777
Bank of Kaohsiung	1,173,344	376,863
Basso Industry Corp.	554,000	816,398
BES Engineering Corp.	2,731,356	734,570
Capital Securities Corp.	2,596,730	995,799
Career Technology Co., Ltd.	410,726	625,897
Cathay No. 1 REIT	1,174,000	704,604
Cathay Real Estate Development Co., Ltd.	1,953,904	1,168,102
Chang Wah Electromaterials, Inc. (b)	138,577	368,976
Charoen Pokphand Enterprise	821,798	796,807
Cheng Loong Corp.	1,731,128	750,824
Cheng Uei Precision Industry Co., Ltd.	502,915	985,348
Chicony Electronics Co., Ltd.	627,950	1,695,116
Chien Kuo Construction Co., Ltd.	543,501	244,829
Chin-Poon Industrial Co.	682,000	1,308,815
China Bills Finance Corp.	1,560,394	580,092
China Chemical & Pharmaceutical Co., Ltd.	692,000	541,168
China Manmade Fibers Corp. (a)(b)	2,087,904	779,695
China Motor Corp. (b)	922,000	920,209
China Petrochemical Development Corp. (a)(b)	1,720,575	700,147
China Steel Chemical Corp. (b)	263,000	1,704,418

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

China Synthetic Rubber Corp.	692,452	$693,426
Chipbond Technology Corp. (a)(b)	672,000	1,181,593
Chong Hong Construction Co., Ltd. (b)	276,622	732,829
Chroma ATE, Inc.	443,680	1,242,268
Chung Hung Steel Corp. (a)	875,239	228,058
Clevo Co.	809,265	1,439,211
CMC Magnetics Corp. (a)	2,121,719	336,826
Coretronic Corp. (a)	561,420	628,960
CTCI Corp.	790,000	1,367,908
CyberTAN Technology, Inc. (b)	624,210	652,266
D-Link Corp.	1,216,904	806,976
Dynapack International Technology Corp.	92,000	273,615
E Ink Holdings, Inc. (a)(b)	825,000	551,234
Elan Microelectronics Corp.	645,899	1,248,187
Elite Material Co., Ltd.	553,782	559,198
Elite Semiconductor Memory Technology, Inc.	553,674	1,121,886
ENG Electric Co., Ltd.	277,086	235,251
Entie Commercial Bank	480,000	233,103
Episil Technologies, Inc. (a)	1,050,000	402,656
Epistar Corp. (a)(b)	905,000	2,242,950
Eternal Materials Co., Ltd.	936,990	997,933
Eva Airways Corp. (a)(b)	1,330,000	639,209
Evergreen Marine Corp., Ltd. (a)(b)	1,370,000	747,907
Everlight Chemical Industrial Corp.	574,964	658,576
Everlight Electronics Co., Ltd. (b)	640,503	1,651,776
Excelsior Medical Co., Ltd.	217,660	455,615
Far Eastern Department Stores, Ltd.	948,520	891,084
Far Eastern International Bank (b)	3,118,562	1,148,911
Faraday Technology Corp.	691,976	959,468
Farglory Land Development Co., Ltd.	228,464	311,041
Feng Hsin Iron & Steel Co., Ltd.	553,270	807,910
Feng TAY Enterprise Co., Ltd.	533,816	1,514,308
FLEXium Interconnect, Inc.	276,875	737,208
Forhouse Corp. (a)	818,576	333,100
Formosa Epitaxy, Inc. (a)(b)	662,000	404,632
Formosa Taffeta Co., Ltd.	1,206,000	1,332,909
Formosan Rubber Group, Inc.	805,124	763,112
Formosan Union Chemical	1,324,200	649,726
FSP Technology, Inc.	496,184	537,596
G Tech Optoelectronics Corp. (a)	138,000	159,917
Gemtek Technology Corp. (b)	512,234	503,519
GeoVision, Inc. (b)	138,474	702,619
Gigabyte Technology Co., Ltd.	415,000	665,073
Gigastorage Corp. (a)(b)	554,114	647,685
Gintech Energy Corp. (a)(b)	414,806	437,618
Global Unichip Corp.	138,669	431,918
Gloria Material Technology Corp.	553,913	497,182
Goldsun Development & Construction Co., Ltd. (a)	2,162,041	756,693
Grand Pacific Petrochemical	1,326,000	830,471
Grape King, Inc.	247,000	1,116,786
Great Wall Enterprise Co.	839,129	1,021,580
HannStar Display Corp. (a)(b)	2,429,237	996,656
Hey Song Corp.	484,770	545,525
Highwealth Construction Corp.	651,400	1,457,349
Himax Technologies, Inc. ADR (b)	102,139	700,674
Hiwin Technologies Corp.	134,730	1,662,804
Ho Tung Chemical Corp.	1,949,031	884,499
Hong TAI Electric Industrial	1,070,000	404,950
Huaku Development Co., Ltd.	364,260	872,282
Huang Hsiang Construction Co.	378,484	581,201
I-Sheng Electric Wire & Cable Co., Ltd.	485,000	768,320
Ibase Technology, Inc. (a)(b)	416,910	942,509
ITE Technology, Inc.	276,887	366,302
Jess-Link Products Co., Ltd. (a)	407,974	435,192
Jih Sun Financial Holdings Co., Ltd.	1,897,888	542,199
KEE TAI Properties Co., Ltd.	1,197,076	833,920
Kenda Rubber Industrial Co., Ltd.	647,016	1,386,865
Kerry TJ Logistics Co., Ltd.	636,000	862,683
King Yuan Electronics Co., Ltd.	1,738,656	1,633,375
King’s Town Bank	1,604,000	1,547,163
Kinpo Electronics (a)	2,459,371	1,149,046
Kinsus Interconnect Technology Corp.	342,030	1,535,000
Kuoyang Construction Co., Ltd.	1,048,527	500,419
KYE Systems Corp.	645,000	314,313
LCY Chemical Corp.	816,862	663,437
Lingsen Precision Industries, Ltd.	1,197,694	782,204
Long Bon International Co., Ltd. (a)	432,000	311,072
Longwell Co.	545,000	665,324
Lumax International Corp., Ltd.	276,358	664,562
Lung Yen Life Service Corp. (b)	254,000	729,895
Macronix International Co., Ltd. (a)(b)	4,037,170	995,163
Makalot Industrial Co., Ltd.	246,000	1,330,598
Masterlink Securities Corp.	1,750,472	624,373
Mercuries & Associates, Ltd.	553,835	370,052
Merida Industry Co., Ltd.	258,950	1,717,198
Micro-Star International Co., Ltd.	1,102,000	1,660,861
Microbio Co., Ltd. (a)(b)	638,723	701,658
Mirle Automation Corp.	779,195	833,789
Mitac Holdings Corp. (a)(b)	839,999	755,375
Motech Industries, Inc. (a)(b)	388,885	621,268
Nan Kang Rubber Tire Co., Ltd.	937,204	1,095,466
Nantex Industry Co., Ltd.	713,348	421,682
Neo Solar Power Corp. (a)(b)	553,436	687,671
Newmax Technology Co., Ltd. (b)	115,499	211,208
Nien Hsing Textile Co., Ltd.	414,938	420,386
Oriental Union Chemical Corp.	977,500	1,013,250
Pan-International Industrial Co., Ltd.	553,771	409,885
PC Home Online	103,845	1,151,206
Phison Electronics Corp.	138,837	1,118,303
Phytohealth Corp. (a)(b)	381,511	520,045
PixArt Imaging, Inc.	138,060	356,964
Portwell, Inc.	387,000	441,982
Powertech Technology, Inc. (a)(b)	692,000	1,251,524
President Securities Corp.	1,517,850	879,456
Prime Electronics Satellitics, Inc.	414,803	278,545
Prince Housing Development Corp. (b)	2,087,375	936,795
Promate Electronic Co., Ltd. (a)	682,000	907,948
Qisda Corp. (a)	2,398,641	867,618
Radiant Opto-Electronics Corp. (b)	493,331	2,114,889
Radium Life Tech Co., Ltd. (a)(b)	1,059,007	737,737
Realtek Semiconductor Corp.	670,053	2,122,949
RichTek Technology Corp.	138,477	846,408
Ritek Corp. (a)(b)	3,668,596	577,480
Ruentex Industries, Ltd.	802,939	2,076,056
Sampo Corp. (a)	2,245,527	910,003
Sanyang Industry Co., Ltd. (b)	921,945	966,471
ScinoPharm Taiwan, Ltd. (b)	276,844	686,130

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Senao International Co., Ltd.	206,911	$502,413
Sercomm Corp. (b)	377,000	960,872
Shinkong Insurance Co., Ltd. (b)	645,841	533,190
Shinkong Synthetic Fibers Corp.	2,608,796	934,896
Sigurd Microelectronics Corp. (a)	922,694	1,143,401
Silicon Integrated Systems Corp. (a)(b)	1,027,000	337,082
Silicon Motion Technology Corp. ADR	41,702	851,972
Simplo Technology Co., Ltd.	338,129	2,095,045
Sinbon Electronics Co., Ltd. (a)	659,000	1,072,657
Sinmag Bakery Machine Corp.	138,316	778,253
Sino-American Silicon Products, Inc. (a)	528,058	956,793
Sinon Corp.	1,378,662	856,527
Sinphar Pharmaceutical Co., Ltd. (b)	415,136	773,045
Sintek Photronic Corp. (a)	953,000	284,387
Sinyi Realty Co.	617,477	1,112,608
Soft-World International Corp.	138,848	555,708
Solar Applied Materials Technology Corp.	429,090	420,352
Solartech Energy Corp. (a)	436,207	345,512
St. Shine Optical Co., Ltd.	68,000	1,680,756
Standard Foods Corp. (b)	537,192	1,493,300
Systex Corp. (a)	373,000	714,569
Ta Chong Bank Co., Ltd. (a)	2,859,496	967,275
Taichung Commercial Bank	2,759,760	984,374
Taiflex Scientific Co., Ltd.	407,725	826,156
Tainan Enterprises Co., Ltd.	397,000	420,827
Tainan Spinning Co., Ltd.	1,865,573	1,215,265
Taisun Enterprise Co., Ltd. (a)	950,549	440,924
Taiwan Acceptance Corp. (b)	399,000	1,091,778
Taiwan Business Bank (a)	4,953,316	1,544,490
Taiwan Cogeneration Corp.	737,469	542,148
Taiwan Fire & Marine Insurance Co.	623,004	488,254
Taiwan Hon Chuan Enterprise Co., Ltd.	411,027	817,704
Taiwan Land Development Corp. (a)	1,947,831	733,911
Taiwan Life Insurance Co., Ltd. (a)	551,025	392,166
Taiwan Secom Co., Ltd.	415,726	1,081,851
Taiwan Surface Mounting Technology Co., Ltd.	428,122	653,840
Taiyen Biotech Co., Ltd.	449,979	422,731
Tatung Co., Ltd. (a)	3,360,691	1,070,406
Teco Electric & Machinery Co., Ltd.	2,424,838	2,789,644
Test-Rite International Co.	553,896	404,412
Thye Ming Industrial Co., Ltd.	553,218	667,945
Ton Yi Industrial Corp.	415,000	421,838
Tong Hsing Electronic Industries, Ltd.	201,327	1,085,593
Tong Yang Industry Co., Ltd.	733,872	999,126
Topco Scientific Co., Ltd.	406,393	809,846
Transcend Information, Inc.	366,484	1,258,109
Tripod Technology Corp.	673,353	1,298,986
TSRC Corp.	777,170	1,098,418
TTY Biopharm Co., Ltd. (b)	276,885	850,370
Tung Ho Steel Enterprise Corp.	1,038,258	898,887
Tung Thih Electronic Co., Ltd.	138,893	560,540
TXC Corp. (b)	554,120	863,899
U-Ming Marine Transport Corp. (b)	521,000	879,443
Unimicron Technology Corp.	1,122,000	1,086,000
Unity Opto Technology Co., Ltd. (a)(b)	568,307	666,178
Unizyx Holding Corp. (a)	691,694	514,288
UPC Technology Corp.	908,914	397,258
USI Corp.	1,240,318	818,349
Ve Wong Corp.	553,604	413,469
Via Technologies, Inc. (a)(b)	486,031	391,488
Visual Photonics Epitaxy Co., Ltd. (a)	491,162	564,233
Wafer Works Corp. (a)(b)	421,983	209,875
Wah Hong Industrial Corp.	218,083	263,675
Walsin Lihwa Corp. (a)	3,563,000	1,270,881
Wan Hai Lines, Ltd.	1,671,320	856,427
Waterland Financial Holdings Co., Ltd.	2,861,497	908,533
Wei Chuan Food Corp.	494,899	747,537
Weikeng Industrial Co., Ltd. (b)	691,628	598,787
Winbond Electronics Corp. (a)	4,034,730	1,621,567
Wintek Corp. (a)(b)	1,833,859	626,477
Wistron NeWeb Corp.	276,697	680,205
WUS Printed Circuit Co., Ltd. (b)	964,000	529,493
Yageo Corp.	1,333,700	949,197
Yang Ming Marine Transport Corp. (a)	1,839,788	739,415
Yieh Phui Enterprise Co., Ltd. (a)	1,990,487	636,652
Young Optics, Inc.	138,242	324,099
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,369,941	1,123,138
Yungtay Engineering Co., Ltd. (b)	538,000	1,279,322
Zenitron Corp.	692,348	437,094
Zinwell Corp. (b)	562,674	639,788

		190,688,467

THAILAND — 4.7%
Bangkok Expressway PCL NVDR	820,300	947,812
Bangkokland PCL NVDR	17,991,900	1,042,205
Berli Jucker PLC NVDR	516,000	747,250
Bumrungrad Hospital PCL	349,200	1,258,863
Central Plaza Hotel PCL NVDR	553,600	631,126
Delta Electronics Thai PCL NVDR	445,300	857,534
Dynasty Ceramic PCL NVDR	259,400	465,569
Esso Thailand PCL NVDR (a)	1,195,200	222,800
Hana Microelectronics PCL	1,907,184	1,968,592
Hemaraj Land and Development PCL NVDR	7,623,200	887,866
IRPC PCL NVDR	7,287,800	758,982
Jasmine International PCL NVDR	6,936,400	1,773,906
Kiatnakin Bank PCL NVDR	606,700	822,517
LPN Development PCL ADR NVDR	1,076,500	673,331
MBK PCL NVDR	766,000	344,588
MK Restaurants Group PCL NVDR	838,700	1,602,200
Precious Shipping PCL	486,700	365,906
Pruksa Real Estate PCL	565,200	509,385
Pruksa Real Estate PCL NVDR	807,000	727,307
Robinson Department Store PCL NVDR	438,400	769,952
Siam Global House PCL NVDR	960,025	390,458
Sino Thai Engineering & Construction PCL NVDR	1,022,000	717,966
Sri Trang Agro-Industry PCL NVDR	597,700	261,511
Supalai PCL NVDR	600,500	405,206
Thai Airways International PCL NVDR (a)	1,057,700	482,328
Thai Stanley Electric PCL NVDR	68,900	484,030
Thai Union Frozen Products PCL NVDR	627,700	1,257,141
Thai Vegetable Oil PCL NVDR	557,800	386,705

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Thaicom PCL NVDR	832,400	$987,441
Thanachart Capital PCL	2,292,664	2,490,107
Thoresen Thai Agencies PCL (a)	3,537,082	2,234,176
Tisco Financial Group PCL	383,603	484,601
TTW PCL	2,038,000	678,182
VGI Global Media PCL NVDR	2,369,956	941,995
WHA Corp. PCL NVDR	451,350	455,453

		30,034,991

TURKEY — 2.3%
Akfen Holding AS	119,798	290,978
Albaraka Turk Katilim Bankasi	2,023,075	1,698,379
Asya Katilim Bankasi AS (a)	1,017,084	738,721
Aygaz AS	150,369	642,524
Dogan Sirketler Grubu Holdings AS (a)(b)	1,230,975	476,064
Dogan Yayin Holding AS (a)	1,168,946	264,630
GSD Holding (a)	601,006	382,662
Ihlas Holding (a)	3	0
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	1,662,580	1,536,885
NET Holding AS (a)	345,183	395,602
Pegasus Hava Tasimaciligi AS (a)(b)	50,669	667,924
Petkim Petrokimya Holding AS (b)	1,365,348	1,976,899
Sekerbank TAS (a)	1,262,098	1,160,728
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	3	1
TAV Havalimanlari Holding AS	207,645	1,650,152
Tekfen Holding AS (a)(b)	181,990	437,744
Torunlar Gayrimenkul Yatirim Ortakligi AS	247,585	400,517
Turkiye Sinai Kalkinma Bankasi AS	1,070,178	873,182
Ulker Biskuvi Sanayi AS	172,188	1,441,464

		15,035,056

UNITED ARAB EMIRATES — 0.0% (d)
Exillon Energy PLC (a)	96,668	247,932

TOTAL COMMON STOCKS —
(Cost $655,179,224)		643,654,136

RIGHTS — 0.0% (d)
BRAZIL — 0.0% (d)
B2W Cia Digital (expiring 07/04/14) (a) (Cost $0)	512,415	41,589

SHORT TERM INVESTMENTS — 5.0%
UNITED STATES — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	28,270,515	28,270,515
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	3,879,897	3,879,897

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,150,412)		32,150,412

TOTAL INVESTMENTS — 104.9%
(Cost $687,329,636)		675,846,137
OTHER ASSETS & LIABILITIES — (4.9)%		(31,716,977)

NET ASSETS — 100.0%		$644,129,160

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	8.6%
Semiconductors & Semiconductor Equipment	6.5
Chemicals	5.3
Electronic Equipment, Instruments & Components	4.7
Food Products	4.5
Banks	4.2
Metals & Mining	4.1
Construction & Engineering	3.4
Hotels, Restaurants & Leisure	2.9
Textiles, Apparel & Luxury Goods	2.7
Household Durables	2.6
Pharmaceuticals	2.5
Auto Components	2.4
Electrical Equipment	2.3
Technology Hardware, Storage & Peripherals	2.3
Diversified Financial Services	2.1
Machinery	2.1
Health Care Providers & Services	2.0
Capital Markets	1.9
Industrial Conglomerates	1.8
Marine	1.7
Oil, Gas & Consumable Fuels	1.7
Media	1.6
Real Estate Investment Trusts	1.3
Transportation Infrastructure	1.2
Communications Equipment	1.2
Software	1.2
Specialty Retail	1.2
Paper & Forest Products	1.2
Multiline Retail	1.1
Diversified Telecommunication Services	1.1
Automobiles	1.0
Electric Utilities	1.0
Food & Staples Retailing	1.0
Internet Software & Services	1.0
Construction Materials	0.9
Thrifts & Mortgage Finance	0.9
Consumer Finance	0.9
Airlines	0.7
Insurance	0.7
Independent Power and Renewable Electricity Producers	0.7
Trading Companies & Distributors	0.6
IT Services	0.6
Beverages	0.6
Energy Equipment & Services	0.5
Health Care Equipment & Supplies	0.5
Containers & Packaging	0.4
Air Freight & Logistics	0.4
Commercial Services & Supplies	0.4
Water Utilities	0.4
Tobacco	0.4
Leisure Products	0.4
Gas Utilities	0.4
Personal Products	0.3
Building Products	0.3
Internet & Catalog Retail	0.3
Wireless Telecommunication Services	0.2
Life Sciences Tools & Services	0.2
Biotechnology	0.2
Professional Services	0.2
Distributors	0.2
Diversified Consumer Services	0.1
Household Products	0.1
Road & Rail	0.0 ***
Short Term Investments	5.0
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Forestry Holdings Ltd., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, representing 0.00% of net assets, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, representing 0.00% of net assets, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, representing 0.00% of net assets, Trada Maritime Tbk PT, which was Level 3 and part of the Marine Industry, representing 0.20% of net assets and China Lumena New Materials Corp., which was Level 3 and part of the Chemicals Industry, representing 0.05% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 6.0%
Abacus Property Group	1,516	$3,577
Astro Japan Property Group	1,421,677	414,897
BWP Trust	685,274	1,604,054
CFS Retail Property Trust Group (a)	3,458,597	6,659,372
Charter Hall Retail REIT	437,588	1,602,508
Dexus Property Group	7,598,893	7,961,162
Goodman Group (a)	2,157,472	10,283,470
Investa Office Fund	867,865	2,785,058
Scentre Group (b)	7,200,177	21,746,847
The GPT Group	2,370,521	8,591,682
Westfield Corp.	2,681,925	18,099,051

		79,751,678

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd. (b)	246,632	1,473,619
BUWOG AG (b)	70,484	1,361,660
CA Immobilien Anlagen AG (a)(b)	101,420	1,923,200
IMMOFINANZ AG (b)	1,482,927	5,238,303

		9,996,782

BELGIUM — 0.4%
Befimmo SA	25,723	1,960,622
Cofinimmo	22,219	2,768,629

		4,729,251

BRAZIL — 0.4%
BR Malls Participacoes SA	643,926	5,492,405

CANADA — 4.4%
Artis REIT	92,856	1,373,029
Boardwalk REIT	36,860	2,258,352
Brookfield Asset Management, Inc. (Class A)	800,028	35,308,939
Calloway REIT	93,131	2,322,264
Canadian Apartment Properties REIT	77,244	1,657,793
Canadian REIT	48,480	2,093,222
Chartwell Retirement Residences	122,057	1,242,170
Crombie Real Estate Investment Trust (c)	31,884	401,266
Crombie Real Estate Investment Trust (c)	21,204	267,551
First Capital Realty, Inc. (a)	137,151	2,397,551
H&R REIT	188,369	4,095,786
RioCan REIT	208,699	5,350,955

		58,768,878

CHINA — 1.1%
Hongkong Land Holdings, Ltd.	1,647,000	10,985,490
Kerry Properties, Ltd.	1,037,635	3,628,212

		14,613,702

FRANCE — 4.6%
Fonciere Des Regions	61,643	6,682,676
Gecina SA	36,729	5,355,621
Klepierre	136,645	6,962,463
Mercialys SA	78,242	1,823,268
Unibail-Rodamco SE	136,408	39,677,811

		60,501,839

HONG KONG — 3.4%
Champion REIT (a)	3,710,462	1,723,492
Hang Lung Group, Ltd.	1,196,996	6,478,931
Hang Lung Properties, Ltd.	3,209,018	9,895,751
Hysan Development Co., Ltd.	979,731	4,588,726
Prosperity REIT	1,718,000	536,435
The Link REIT	3,242,182	17,444,243
Wheelock & Co., Ltd.	1,135,016	4,737,562

		45,405,140

ITALY — 0.1%
Beni Stabili SpA (a)	1,182,725	1,084,950

JAPAN — 9.9%
Activia Properties, Inc.	324	2,849,652
Aeon Mall Co., Ltd.	159,300	4,196,947
Daibiru Corp.	82,100	839,599
Daiwa Office Investment Corp. (a)	331	1,574,868
Frontier Real Estate Investment Corp. (a)	653	3,551,681
Fukuoka REIT Corp.	847	1,488,238
Global One Real Estate Investment Co., Ltd.	264	777,628
Hankyu REIT, Inc.	148	809,358
Heiwa Real Estate Co., Ltd.	51,600	829,736
Hulic Co., Ltd.	533,400	7,029,159
Japan Excellent, Inc.	1,730	2,298,583
Japan Prime Realty Investment Corp. (a)	1,049	3,763,995
Japan Real Estate Investment Corp.	1,756	10,226,938
Japan Retail Fund Investment Corp.	3,066	6,894,376
Kenedix Office Investment Corp.	464	2,523,706
Mitsui Fudosan Co., Ltd.	1,236,000	41,677,864
Mori Hills REIT Investment Corp.	1,701	2,464,901
Mori Trust Sogo REIT, Inc. (a)	1,385	2,336,474
Nippon Building Fund, Inc. (a)	1,981	11,576,447
Nomura Real Estate Office Fund, Inc.	521	2,460,871
NTT Urban Development Corp.	155,700	1,752,115
Orix JREIT, Inc.	2,564	3,593,979
Premier Investment Corp.	275	1,093,974
Tokyu Fudosan Holdings Corp.	725,600	5,722,861
Tokyu REIT, Inc. (a)	1,320	1,841,133
Top REIT, Inc.	235	1,050,837
United Urban Investment Corp.	3,492	5,635,872

		130,861,792

NETHERLANDS — 1.1%
Corio NV (a)	141,385	7,220,434
Eurocommercial Properties NV	53,051	2,616,305
VastNed Retail NV	27,615	1,406,120
Wereldhave NV	30,618	2,846,412

		14,089,271

NEW ZEALAND — 0.4%
Argosy Property, Ltd.	1,101,374	940,200
Goodman Property Trust	1,432,414	1,323,129
Kiwi Income Property Trust	1,349,458	1,376,469
Precinct Properties	1,215,867	1,144,394

		4,784,192

PHILIPPINES — 0.7%
Ayala Land, Inc.	7,929,400	5,540,589
SM Prime Holdings, Inc.	10,242,400	3,721,523

		9,262,112

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 3.5%
Ascendas REIT	2,852,969	$5,263,569
Cambridge Industrial Trust	1,651,137	1,026,456
CapitaCommercial Trust	3,196,682	4,359,170
CapitaLand, Ltd.	3,524,500	9,046,966
CapitaMall Trust	3,627,860	5,747,422
Frasers Commercial Trust	711,767	773,629
Global Logistic Properties, Ltd.	4,261,000	9,228,492
Guocoland, Ltd. (a)	499,999	850,277
Keppel REIT	963,000	988,762
Mapletree Logistics Trust	2,042,661	1,908,876
Starhill Global REIT	1,945,524	1,287,496
Suntec REIT	3,482,274	5,055,883
United Industrial Corp., Ltd.	375,179	1,005,172

		46,542,170

SOUTH AFRICA — 0.7%
Capital Property Fund (b)	2,293,633	2,306,838
Fountainhead Property Trust	1,627,461	1,180,966
Growthpoint Properties, Ltd.	2,202,661	5,120,132
SA Corporate Real Estate Fund	1,980,746	763,347
Sycom Property Fund	212,009	514,740

		9,886,023

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	178	0

SWEDEN — 1.0%
Castellum AB	243,776	4,321,009
Fabege AB	199,346	2,819,323
Great Portland Estates PLC	480,505	5,291,046
Kungsleden AB	198,048	1,488,615

		13,919,993

SWITZERLAND — 0.9%
PSP Swiss Property AG (b)	53,830	5,068,567
Swiss Prime Site AG (b)	84,589	7,010,928

		12,079,495

THAILAND — 0.2%
Central Pattana PCL NVDR	1,919,737	2,898,386

UNITED KINGDOM — 6.0%
Big Yellow Group PLC	176,133	1,493,758
British Land Co. PLC	1,435,530	17,243,139
Capital & Counties Properties PLC	1,027,075	5,719,758
Derwent London PLC	119,673	5,481,844
Grainger PLC	590,415	2,122,012
Hammerson PLC	997,062	9,887,987
Intu Properties PLC	1,264,781	6,738,613
Land Securities Group PLC	1,094,495	19,387,922
Segro PLC	1,037,164	6,121,755
Shaftesbury PLC	387,995	4,351,988
Workspace Group PLC	152,945	1,490,623

		80,039,399

UNITED STATES — 54.1%
Acadia Realty Trust	79,772	2,240,795
Alexandria Real Estate Equities, Inc.	100,544	7,806,236
American Campus Communities, Inc.	146,604	5,606,137
American Homes 4 Rent (Class A)	64,771	1,150,333
Apartment Investment & Management Co. (Class A)	204,219	6,590,147
Ashford Hospitality Prime, Inc. (a)	29,835	511,969
Ashford Hospitality Trust, Inc.	110,867	1,279,405
Associated Estates Realty Corp.	80,632	1,452,989
AvalonBay Communities, Inc.	170,915	24,302,404
BioMed Realty Trust, Inc.	269,029	5,872,903
Boston Properties, Inc.	214,662	25,368,755
Brandywine Realty Trust	222,311	3,468,052
Brixmor Property Group, Inc.	57,116	1,310,812
Camden Property Trust	120,039	8,540,775
CBL & Associates Properties, Inc.	237,850	4,519,150
Cedar Realty Trust, Inc. (a)	99,919	624,494
Columbia Property Trust, Inc.	174,563	4,540,384
CommonWealth REIT (a)	155,438	4,091,128
Corporate Office Properties Trust	124,715	3,468,324
Cousins Properties, Inc.	260,951	3,248,840
CubeSmart	188,107	3,446,120
DCT Industrial Trust, Inc.	459,805	3,774,999
DDR Corp. (a)	406,954	7,174,599
DiamondRock Hospitality Co.	276,787	3,548,409
Digital Realty Trust, Inc. (a)	189,396	11,045,575
Douglas Emmett, Inc.	184,524	5,207,267
Duke Realty Corp.	460,819	8,368,473
DuPont Fabros Technology, Inc. (a)	93,316	2,515,799
EastGroup Properties, Inc. (a)	44,071	2,830,680
Education Realty Trust, Inc.	191,225	2,053,757
Equity Lifestyle Properties, Inc.	110,583	4,883,345
Equity One, Inc.	90,129	2,126,143
Equity Residential	471,254	29,689,002
Essex Property Trust, Inc. (a)	87,742	16,224,373
Extra Space Storage, Inc.	154,027	8,201,938
Federal Realty Investment Trust	94,380	11,412,430
FelCor Lodging Trust, Inc. (a)	158,117	1,661,810
First Industrial Realty Trust, Inc. (a)	142,325	2,681,403
First Potomac Realty Trust	83,455	1,094,930
Forest City Enterprises, Inc. (Class A) (a)(b)	224,234	4,455,530
Franklin Street Properties Corp.	122,640	1,542,811
General Growth Properties, Inc.	731,508	17,234,328
Glimcher Realty Trust	205,664	2,227,341
HCP, Inc.	642,852	26,601,216
Health Care REIT, Inc.	428,551	26,857,291
Healthcare Realty Trust, Inc.	135,736	3,450,409
Hersha Hospitality Trust	265,055	1,778,519
Highwoods Properties, Inc. (a)	125,899	5,281,463
Home Properties, Inc.	79,864	5,108,101
Hospitality Properties Trust	209,308	6,362,963
Host Hotels & Resorts, Inc.	1,061,959	23,373,718
Inland Real Estate Corp. (a)	117,362	1,247,558
Kilroy Realty Corp.	114,953	7,159,273
Kimco Realty Corp.	576,058	13,237,813
Kite Realty Group Trust	186,863	1,147,339
LaSalle Hotel Properties (a)	145,358	5,129,684
Liberty Property Trust	208,147	7,895,016
LTC Properties, Inc.	49,781	1,943,450
Mack-Cali Realty Corp.	124,938	2,683,668
Mid-America Apartment Communities, Inc. (a)	105,240	7,687,782
Parkway Properties, Inc.	103,215	2,131,390
Pebblebrook Hotel Trust	90,106	3,330,318
Pennsylvania Real Estate Investment Trust	97,186	1,829,041
Piedmont Office Realty Trust, Inc. (Class A)	215,389	4,079,468

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Post Properties, Inc.	75,883	$4,056,705
ProLogis	701,005	28,804,295
PS Business Parks, Inc.	28,857	2,409,271
Public Storage	203,316	34,838,197
Ramco-Gershenson Properties Trust	94,968	1,578,368
Regency Centers Corp.	129,125	7,189,680
Rouse Properties, Inc. (a)	49,734	850,949
Saul Centers, Inc.	17,512	851,083
Senior Housing Properties Trust	287,577	6,985,245
Silver Bay Realty Trust Corp.	50,210	819,427
Simon Property Group, Inc.	435,796	72,464,159
SL Green Realty Corp.	133,879	14,647,701
Sovran Self Storage, Inc.	46,289	3,575,825
Strategic Hotels & Resorts, Inc. (b)	339,271	3,972,863
Sun Communities, Inc.	53,164	2,649,694
Sunstone Hotel Investors, Inc.	260,834	3,894,252
Tanger Factory Outlet Centers, Inc.	133,920	4,683,182
Taubman Centers, Inc.	88,411	6,702,438
The Macerich Co.	197,399	13,176,383
UDR, Inc.	352,730	10,098,660
Universal Health Realty Income Trust	18,516	805,076
Ventas, Inc.	412,983	26,472,210
Vornado Realty Trust	244,540	26,099,754
Washington Prime Group, Inc. (b)	216,929	4,065,249
Washington Real Estate Investment Trust (a)	93,907	2,439,704
Weingarten Realty Investors (a)	157,040	5,157,194

		716,998,138

TOTAL COMMON STOCKS —
(Cost $1,165,292,451)		1,321,705,596

SHORT TERM INVESTMENTS — 5.7%
UNITED STATES — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	60,006,708	60,006,708
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	15,522,113	15,522,113

TOTAL SHORT TERM INVESTMENTS —
(Cost $75,528,821)		75,528,821

TOTAL INVESTMENTS — 105.4%
(Cost $1,240,821,272)		1,397,234,417
OTHER ASSETS & LIABILITIES — (5.4)%		(71,495,694)

NET ASSETS — 100.0%		$1,325,738,723

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	26.6%
Real Estate Management & Development	16.3
Specialized REITs	15.1
Office REITs	14.0
Diversified REITs	11.9
Residential REITs	10.2
Industrial REITs	5.2
Diversified Capital Markets	0.4
Short Term Investments	5.7
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.9%
Aristocrat Leisure, Ltd.	13,078	$64,927
Crown Resorts, Ltd.	11,718	167,228
Fairfax Media, Ltd.	55,200	47,151
Tatts Group, Ltd.	34,168	105,456

		384,762

BELGIUM — 0.2%
S.A. D’Ieteren NV (a)	1,152	48,280

CANADA — 5.0%
Canadian Tire Corp., Ltd. (Class A)	1,582	152,044
Gildan Activewear, Inc.	1,921	113,386
Magna International, Inc.	2,847	307,005
Shaw Communications, Inc. (Class B) (a)	5,240	134,598
Thomson Reuters Corp. (a)	5,242	191,195
Tim Hortons, Inc.	1,757	96,283

		994,511

FINLAND — 0.4%
Nokian Renkaat Oyj (a)	1,405	54,824
Sanoma Oyj (a)	3,573	25,585

		80,409

FRANCE — 10.0%
Accor SA	2,091	108,761
Christian Dior SA	474	94,296
Compagnie Generale des Etablissements Michelin	2,093	250,055
Havas SA	8,611	70,703
Hermes International	245	90,402
Kering	886	194,273
Lagardere SCA	1,632	53,146
LVMH Moet Hennessy Louis Vuitton SA	2,313	445,892
Peugeot SA (b)	5,405	79,886
Publicis Groupe SA	1,319	111,858
Renault SA	1,982	179,183
Sodexo	1,475	158,632
Valeo SA	1,185	159,145

		1,996,232

GERMANY — 11.7%
adidas AG	2,320	234,960
Bayerische Motoren Werke AG	3,296	417,968
Continental AG	677	156,787
Daimler AG	8,421	788,626
Kabel Deutschland Holding AG	380	55,644
Porsche Automobil Holding SE Preference Shares	972	101,261
ProSiebenSat.1 Media AG (a)	1,454	64,769
TUI AG (a)	3,432	57,797
Volkswagen AG	464	119,942
Volkswagen AG Preference Shares	1,295	340,071

		2,337,825

HONG KONG — 3.9%
Esprit Holdings, Ltd.	16,182	22,967
Galaxy Entertainment Group, Ltd.	20,000	159,993
Giordano International, Ltd. (a)	100,000	58,965
Li & Fung, Ltd. (a)	78,000	115,535
Sands China, Ltd.	30,400	229,657
Shangri-La Asia, Ltd.	20,500	32,111
SJM Holdings, Ltd.	30,000	75,171
Wynn Macau, Ltd. (a)	19,600	76,879

		771,278

ITALY — 1.4%
Fiat SpA (b)	9,110	89,930
Gtech Spa	3,013	73,636
Mediaset SpA (b)	10,305	50,228
Pirelli & C. SpA	4,402	70,637

		284,431

JAPAN — 32.5%
Aisin Seiki Co., Ltd.	2,900	115,364
Aoyama Trading Co., Ltd.	5,000	136,815
Asics Corp.	1,000	23,326
Bandai Namco Holdings, Inc.	4,900	114,731
Benesse Holdings, Inc.	2,000	86,768
Bookoff Corp.	1,900	15,492
Bridgestone Corp.	7,900	276,447
Can Do Co., Ltd.	1,000	15,715
Casio Computer Co., Ltd. (a)	4,900	71,102
Denso Corp.	3,900	186,136
Dentsu, Inc.	3,900	158,803
Fast Retailing Co., Ltd.	988	325,058
Fuji Corp., Ltd.	3,900	24,446
Fuji Heavy Industries, Ltd.	10,000	276,887
GLOBERIDE, Inc.	10,000	12,635
Gunze, Ltd.	19,000	54,578
Haseko Corp.	2,100	16,894
Honda Motor Co., Ltd.	13,600	474,835
Isetan Mitsukoshi Holdings, Ltd.	6,600	85,998
Isuzu Motors, Ltd.	20,000	132,274
Kappa Create Holdings Co., Ltd. (b)	1,000	10,394
Kyoritsu Maintenance Co., Ltd.	600	24,964
Mazda Motor Corp.	23,000	107,843
Mitsubishi Motors Corp.	3,900	43,040
Nikon Corp.	4,900	77,148
Nissan Motor Co., Ltd.	19,200	182,135
Oriental Land Co., Ltd.	1,000	171,314
Panasonic Corp.	17,000	207,078
PARIS MIKI HOLDINGS, Inc.	5,000	24,727
Pioneer Corp. (b)	4,000	8,805
Rakuten, Inc.	7,900	102,079
Resorttrust, Inc.	10,000	199,595
Ringer Hut Co., Ltd. (a)	1,600	26,771
Sanrio Co., Ltd. (a)	600	17,430
Sanyo Housing Nagoya Co., Ltd.	2,100	22,616
Sega Sammy Holdings, Inc.	900	17,706
Sekisui Chemical Co., Ltd.	10,000	115,789
Sekisui House, Ltd.	10,000	137,111
Sharp Corp. (a)(b)	10,000	32,081
Shimano, Inc.	2,000	221,904
Sony Corp.	8,900	147,770
Stanley Electric Co., Ltd.	3,000	78,209
Suminoe Textile Co., Ltd.	9,000	27,008
Sumitomo Forestry Co., Ltd.	8,600	104,927
Suzuki Motor Corp.	4,600	144,078
Toyota Industries Corp.	2,600	134,228
Toyota Motor Corp.	23,600	1,417,328
Yamada Denki Co., Ltd. (a)	12,600	44,900
Yamaha Motor Co., Ltd.	2,000	34,411

		6,487,693

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.7%
SES SA	3,573	$135,508

NETHERLANDS — 2.0%
Reed Elsevier NV	10,217	234,309
Wolters Kluwer NV	5,716	169,200

		403,509

NORWAY — 0.6%
Schibsted ASA	2,210	115,068

SINGAPORE — 0.8%
Genting Singapore PLC	60,000	64,011
Singapore Press Holdings, Ltd. (a)	30,000	100,349

		164,360

SOUTH KOREA — 5.3%
Cheil Communications, Inc. (b)	1,330	29,970
Coway Co., Ltd.	434	36,331
Credu Corp.	206	13,743
Fila Korea, Ltd.	120	11,397
Gwangju Shinsegae Co., Ltd.	38	9,314
Hankook Tire Co., Ltd.	1,124	67,098
Hotel Shilla Co., Ltd.	186	16,802
Hyundai Department Store Co., Ltd.	64	8,792
Hyundai Engineering Plastics Co., Ltd.	1,670	12,792
Hyundai Mobis	602	168,974
Hyundai Motor Co.	1,690	383,332
Hyundai Wia Corp.	68	13,173
Kia Motors Corp.	2,447	136,885
LG Electronics, Inc.	726	53,313
Lotte Shopping Co., Ltd.	97	29,575
Mando Corp.	59	7,406
Seoyeon Co., Ltd.	1,540	32,191
Toray Chemical Korea, Inc. (b)	1,272	16,972

		1,048,060

SPAIN — 1.7%
Inditext SA	1,946	299,475
NH Hoteles SA (b)	5,218	30,899

		330,374

SWEDEN — 2.4%
Electrolux AB	4,852	122,654
Hennes & Mauritz AB (Class B)	8,387	366,324

		488,978

SWITZERLAND — 3.7%
Cie Financiere Richemont SA	4,594	482,038
The Swatch Group AG	434	262,074

		744,112

UNITED KINGDOM — 15.3%
British Sky Broadcasting Group PLC	13,267	205,068
Burberry Group PLC	5,278	133,835
Carnival PLC	2,655	100,235
Compass Group PLC (b)	20,241	351,974
GKN PLC	18,350	113,925
Home Retail Group PLC	14,645	44,272
Informa PLC	10,117	82,860
ITV PLC	43,184	131,580
Kingfisher PLC	35,444	217,568
Marks & Spencer Group PLC	19,010	138,208
Next PLC	3,209	355,277
Ocado Group PLC (b)	3,377	21,439
Pearson PLC	11,307	223,106
Reed Elsevier PLC	13,870	222,927
Thomas Cook Group PLC (b)	8,752	19,978
Tui Travel PLC	15,651	106,508
Whitbread PLC	3,641	274,485
WPP PLC	13,810	300,830

		3,044,075

TOTAL COMMON STOCKS —
(Cost $17,904,868)		19,859,465

WARRANTS — 0.0% (c)
FRANCE — 0.0% (c)
Peugeot SA (expiring 4/29/17) (b) (Cost $7,744)	3,417	7,490

SHORT TERM INVESTMENTS — 3.9%
UNITED STATES — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	704,967	704,967
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	73,349	73,349

TOTAL SHORT TERM INVESTMENTS —
(Cost $778,316)		778,316

TOTAL INVESTMENTS — 103.4%
(Cost $18,690,928)		20,645,271
OTHER ASSETS & LIABILITIES — (3.4)%		(684,701)

NET ASSETS — 100.0%		$19,960,570

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Amount represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	27.2%
Media	14.6
Hotels, Restaurants & Leisure	14.2
Textiles, Apparel & Luxury Goods	11.5
Auto Components	11.1
Specialty Retail	7.6
Household Durables	6.0
Multiline Retail	3.9
Leisure Products	1.9
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.5
Distributors	0.2
Short Term Investments	3.9
Other Assets & Liabilities	(3.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.1%
Coca-Cola Amatil, Ltd. (a)	17,347	$154,888
Treasury Wine Estates, Ltd.	21,046	99,520
Wesfarmers, Ltd. (a)	34,245	1,352,359
Woolworths, Ltd.	36,748	1,221,592

		2,828,359

BELGIUM — 6.0%
Anheuser-Busch InBev NV	24,067	2,530,279
Delhaize Group	3,447	233,189

		2,763,468

CANADA — 1.8%
Alimentation Couche-Tard, Inc. (Class B)	10,082	276,672
High Liner Foods, Inc.	353	8,053
Loblaw Cos., Ltd.	9,253	413,677
Maple Leaf Foods, Inc.	500	9,322
Metro, Inc., (Class A) (a)	415	25,703
Saputo, Inc.	400	24,008
SunOpta, Inc. (b)	3,575	50,336

		807,771

DENMARK — 0.9%
Carlsberg A/S (Class B)	3,801	409,404

FINLAND — 0.3%
Kesko Oyj (Class B)	3,911	154,592

FRANCE — 9.0%
Carrefour SA	16,489	608,195
Casino Guichard-Perrachon SA	2,703	358,350
Danone	17,471	1,297,444
L’Oreal SA	6,612	1,139,297
Pernod Ricard SA	5,958	715,404

		4,118,690

GERMANY — 2.8%
Beiersdorf AG	4,214	407,737
Henkel AG & Co. KGaA	283	28,479
Henkel AG & Co. KGaA Preference Shares	7,158	827,446
Metro AG (b)	824	35,910

		1,299,572

HONG KONG — 0.5%
Pacific Andes International Holdings, Ltd.	1,580,346	61,172
Vitasoy International Holdings, Ltd.	130,000	165,889

		227,061

IRELAND — 1.0%
C&C Group PLC	5,753	35,800
Glanbia PLC	2,742	41,371
Greencore Group PLC	15,636	71,009
Kerry Group PLC (Class A)	3,949	296,562
Origin Enterprises PLC	695	7,834
Total Produce PLC	6,100	9,270

		461,846

JAPAN — 14.7%
Aeon Co., Ltd.	24,105	296,479
Ajinomoto Co., Inc.	21,728	340,596
Asahi Breweries, Ltd.	17,582	551,905
Calbee, Inc.	2,300	63,434
Coca-Cola East Japan Co., Ltd.	800	20,343
Euglena Co., Ltd. (a)(b)	2,200	28,253
Ezaki Glico Co., Ltd.	3,000	47,707
FamilyMart Co., Ltd.	2,100	90,484
Fuji Oil Co., Ltd.	1,700	24,265
Fujicco Co., Ltd.	4,000	50,225
Hokuto Corp.	2,100	41,625
Japan Tobacco, Inc.	28,178	1,027,209
Kao Corp.	17,608	692,987
Kewpie Corp.	4,300	69,994
KEY Coffee, Inc.	4,300	68,423
Kikkoman Corp.	4,000	83,313
Kirin Holdings Co., Ltd. (a)	21,675	313,020
Lawson, Inc.	4,124	309,387
Life Corp.	500	8,450
Lion Corp. (a)	21,000	121,682
Matsumotokiyoshi Holdings Co., Ltd.	700	24,219
MEIJI Holdings Co., Ltd.	2,100	139,095
NH Foods, Ltd.	3,000	58,605
Nichirei Corp.	40,388	193,757
Nippon Suisan Kaisha, Ltd. (b)	5,900	18,229
Nissin Foods Holding Co., Ltd.	400	20,572
Oenon Holdings, Inc.	43,351	100,990
Pigeon Corp.	800	42,170
Seven & I Holdings Co., Ltd.	21,675	913,172
Shiseido Co., Ltd.	17,593	320,757
Sugi Holdings Co., Ltd.	200	9,121
Suntory Beverage & Food, Ltd.	800	31,390
Takara Holdings, Inc.	2,000	17,551
Toyo Suisan Kaisha, Ltd.	2,000	61,695
Unicharm Corp.	4,300	256,247
UNY Group Holdings Co., Ltd.	17,400	109,067
Yakult Honsha Co., Ltd.	3,068	155,361
Yamazaki Baking Co., Ltd.	3,000	37,461
Yaoko Co., Ltd.	200	10,562

		6,769,802

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (a)	1,310	30,510

NETHERLANDS — 7.2%
Heineken NV	7,255	520,797
Koninklijke Ahold NV	33,995	638,122
Unilever NV (a)	48,836	2,136,633

		3,295,552

NORWAY — 0.4%
Marine Harvest	13,184	179,939

PORTUGAL — 0.1%
Jeronimo Martins SGPS SA	1,631	26,830
Sonae	11,971	19,652

		46,482

SINGAPORE — 0.8%
Golden Agri-Resources, Ltd.	286,075	127,359
Wilmar International, Ltd.	88,000	225,179

		352,538

SOUTH KOREA — 2.4%
Able C&C Co., Ltd.	272	6,546
Amorepacific Corp.	56	84,349
AMOREPACIFIC Group	41	30,270

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Binggrae Co., Ltd.	200	$17,098
CJ CheilJedang Corp.	165	56,180
Crown Confectionery Co., Ltd.	110	25,440
Dae Han Flour Mills Co., Ltd.	200	33,999
Daesang Corp.	980	44,506
Dongsuh Co., Inc.	1,984	32,942
Dongwon Industries Co., Ltd.	80	25,578
E-Mart Co., Ltd.	438	100,431
KT&G Corp.	3,034	268,376
LG Household & Health Care, Ltd.	224	100,842
Lotte Confectionery Co., Ltd.	18	34,370
Lotte Samkang Co., Ltd.	58	43,394
Maeil Dairy Industry Co., Ltd.	728	26,550
Namyang Dairy Products Co., Ltd.	20	16,011
NongShim Co., Ltd.	76	21,445
ORION Corp.	89	81,541
Ottogi Corp.	95	48,542
Sajo Industries Co., Ltd. (b)	400	13,797

		1,112,207

SPAIN — 0.5%
Ebro Puleva SA	11,433	253,978

SWEDEN — 1.1%
Svenska Cellulosa AB	923	23,995
Svenska Cellulosa AB (Class B)	8,724	227,191
Swedish Match AB	7,000	242,919

		494,105

SWITZERLAND — 15.7%
Aryzta AG (b)	422	39,973
Coca-Cola HBC AG (b)	4,297	98,600
Lindt & Spruengli AG	88	447,939
Nestle SA	85,718	6,640,535

		7,227,047

UNITED KINGDOM — 28.2%
Associated British Foods PLC	7,468	389,331
Booker Group PLC	3,622	8,032
British American Tobacco PLC	49,650	2,952,613
Diageo PLC	67,145	2,142,314
Imperial Tobacco Group PLC	27,063	1,216,997
J Sainsbury PLC (a)	46,869	252,838
Reckitt Benckiser Group PLC	18,244	1,590,919
SABMiller PLC	23,680	1,371,775
Tate & Lyle PLC	16,684	195,268
Tesco PLC	218,024	1,059,464
Unilever PLC	34,056	1,543,693
William Morrison Supermarkets PLC	73,264	229,746

		12,952,990

TOTAL COMMON STOCKS —
(Cost $39,156,755)		45,785,913

SHORT TERM INVESTMENTS — 4.5%
UNITED STATES — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,517,394	1,517,394
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	531,530	531,530

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,048,924)		2,048,924

TOTAL INVESTMENTS — 104.1%
(Cost $41,205,679)		47,834,837
OTHER ASSETS & LIABILITIES — (4.1)%		(1,880,627)

NET ASSETS — 100.0%		$45,954,210

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Food Products	35.0%
Beverages	19.8
Food & Staples Retailing	19.3
Tobacco	12.3
Household Products	7.2
Personal Products	6.0
Short Term Investments	4.5
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 4.3%
Caltex Australia, Ltd.	1,970	$40,107
Karoon Gas Australia, Ltd. (a)(b)	2,323	6,731
Origin Energy, Ltd.	18,018	248,632
Paladin Energy, Ltd. (a)(b)	13,932	3,879
Santos, Ltd.	13,690	184,258
Whitehaven Coal, Ltd. (a)(b)	5,869	7,949
Woodside Petroleum, Ltd.	10,674	413,766
WorleyParsons, Ltd.	5,755	94,569

		999,891

AUSTRIA — 0.5%
OMV AG	2,849	128,723

CANADA — 29.3%
AltaGas, Ltd. (b)	1,763	81,236
ARC Resources, Ltd. (b)	4,269	130,216
Athabasca Oil Corp. (a)(b)	8,493	61,077
Baytex Energy Corp. (b)	1,734	80,176
Bonavista Energy Corp. (b)	4,961	76,244
Bonterra Energy Corp.	480	29,184
Cameco Corp. (b)	8,436	165,766
Canadian Natural Resources, Ltd.	17,164	790,077
Canadian Oil Sands, Ltd. (b)	7,107	161,336
Cenovus Energy, Inc. (b)	12,334	400,538
Crescent Point Energy Corp. (b)	5,810	257,950
Enbridge, Inc.	12,956	615,840
EnCana Corp.	14,739	349,812
Enerplus Corp. (b)	4,690	118,400
Ensign Energy Services, Inc.	1,923	29,915
Gibson Energy, Inc. (b)	1,836	58,675
Gran Tierra Energy, Inc. (a)	3,491	28,416
Husky Energy, Inc. (b)	5,315	171,952
Imperial Oil, Ltd. (b)	3,801	200,657
InterOil Corp. (a)	552	35,295
Keyera Corp. (b)	892	65,831
Lightstream Resources, Ltd. (b)	2,414	18,493
MEG Energy Corp. (a)	1,891	69,043
Mullen Group, Ltd. (b)	1,442	41,589
Niko Resources, Ltd. (a)(b)	1,585	3,259
Pacific Rubiales Energy Corp.	4,492	91,430
Paramount Resources, Ltd. (Class A) (a)	536	29,966
Pason Systems, Inc.	961	27,067
Pembina Pipeline Corp. (b)	4,283	184,605
Pengrowth Energy Corp. (b)	7,496	53,837
Penn West Petroleum, Ltd. (b)	5,628	54,929
Peyto Exploration & Development Corp. (b)	1,963	74,289
Precision Drilling Corp.	8,571	121,586
Secure Energy Services, Inc.	1,657	36,480
ShawCor, Ltd. (Class A)	892	49,694
Suncor Energy, Inc.	21,951	937,681
Sunshine Oilsands, Ltd. (a)(b)	34,000	3,422
Talisman Energy, Inc.	16,084	170,331
Tourmaline Oil Corp. (a)	1,891	99,880
TransCanada Corp. (b)	10,157	485,656
Trican Well Service, Ltd.	4,107	66,435
Trilogy Energy Corp. (b)	715	19,601
Veresen, Inc. (b)	3,024	53,232
Vermilion Energy, Inc. (b)	2,916	203,270
Whitecap Resources, Inc. (b)	3,028	46,821

		6,851,189

CYPRUS — 0.0% (c)
Ocean Rig UDW, Inc. (b)	547	10,355

FINLAND — 0.2%
Neste Oil Oyj	2,291	44,698

FRANCE — 11.9%
Bourbon SA	1,707	53,614
CGG SA (a)(b)	3,759	53,216
Technip SA	1,789	195,684
Total SA	34,532	2,495,412

		2,797,926

GREECE — 0.0% (c)
Navios Maritime Acquisition Corp.	1,178	4,370
Tsakos Energy Navigation, Ltd.	801	5,359

		9,729

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd. (a)	34,000	11,055
Sino Oil And Gas Holdings, Ltd. (a)(b)	235,000	7,368
Yanchang Petroleum International, Ltd. (a)	110,000	5,464

		23,887

IRELAND — 0.2%
Dragon Oil PLC	3,358	35,204

ISRAEL — 0.2%
Delek Group, Ltd.	65	26,920
Paz Oil Co., Ltd.	83	13,430

		40,350

ITALY — 5.3%
ENI SpA	39,966	1,093,295
Saipem SpA (a)	4,321	116,547
Saras SpA (a)	17,593	24,160

		1,234,002

JAPAN — 2.6%
Cosmo Oil Co., Ltd.	4,000	8,568
Idemitsu Kosan Co., Ltd.	1,800	39,108
Inpex Corp.	14,200	215,863
Japan Petroleum Exploration Co.	200	8,341
JX Holdings, Inc.	49,897	266,958
Showa Shell Sekiyu K.K. (b)	2,900	32,949
TonenGeneral Sekiyu K.K. (b)	3,000	28,488

		600,275

LUXEMBOURG — 1.1%
Subsea 7 SA	4,628	86,281
Tenaris SA	6,790	159,900

		246,181

MONACO — 0.1%
GasLog, Ltd.	525	16,742

NETHERLANDS — 0.8%
Fugro NV (b)	882	50,495
Koninklijke Vopak NV	976	47,706
SBM Offshore NV (a)	5,951	96,022

		194,223

NORWAY — 4.6%
Aker Solutions ASA	5,258	91,342

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

BW LPG, Ltd. (d)	1,187	$17,410
DNO ASA (a)	9,667	37,163
Fred Olsen Energy ASA (b)	496	14,065
Golar LNG, Ltd. (b)	655	39,366
Kvaerner ASA	8,827	18,125
Petroleum Geo-Services ASA (b)	4,804	50,887
ProSafe SE	3,605	29,727
Seadrill, Ltd. (b)	5,263	208,674
Ship Finance International, Ltd. (b)	961	17,865
Statoil ASA	16,394	503,337
TGS Nopec Geophysical Co. ASA (b)	1,568	50,109

		1,078,070

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd. (b)	24,776	226,131

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	3,929	71,976

SINGAPORE — 0.1%
Ezion Holdings, Ltd.	14,400	24,026

SOUTH KOREA — 0.8%
GS Holdings	769	34,277
Hankook Shell Oil Co., Ltd.	63	27,708
S-Oil Corp.	610	34,304
SK Innovation Co., Ltd.	810	90,463

		186,752

SPAIN — 1.6%
Repsol SA	14,526	383,048

SWEDEN — 0.2%
Lundin Petroleum AB (a)	2,859	57,818

UNITED KINGDOM — 34.4%
Afren PLC (a)	16,096	39,906
AMEC PLC	4,435	92,136
BG Group PLC	50,085	1,057,627
BP PLC	274,797	2,419,316
Cairn Energy PLC (a)	12,016	41,091
Genel Energy PLC (a)	2,273	39,448
John Wood Group PLC	5,545	76,465
Ophir Energy PLC (a)	6,395	24,089
Petrofac, Ltd.	3,808	78,329
Premier Oil PLC	9,198	52,513
Royal Dutch Shell PLC (Class A)	55,952	2,313,766
Royal Dutch Shell PLC (Class B)	36,501	1,586,805
Tullow Oil PLC	15,782	230,315

		8,051,806

TOTAL COMMON STOCKS —
(Cost $22,401,820)		23,313,002

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 7/10/14) (a)(b) (Cost $8,962)	13,615	9,265

SHORT TERM INVESTMENTS — 9.5%
UNITED STATES — 9.5%
MONEY MARKET FUNDS — 9.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,988,821	1,988,821
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	240,686	240,686

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,229,507)		2,229,507

TOTAL INVESTMENTS — 109.1%
(Cost $24,640,289)		25,551,774
OTHER ASSETS & LIABILITIES — (9.1)%		(2,137,808)

NET ASSETS — 100.0%		$23,413,966

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.5
Short Term Investments	9.5
Other Assets & Liabilities	(9.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.3%
AUSTRALIA — 12.5%
AMP, Ltd.	7,590	$37,968
ASX, Ltd.	952	32,024
Australia & New Zealand Banking Group, Ltd.	8,895	279,908
Commonwealth Bank of Australia	4,721	360,395
Macquarie Group, Ltd.	1,848	104,009
National Australia Bank, Ltd.	6,791	210,110
QBE Insurance Group, Ltd.	4,733	48,559
Scentre Group (a)	19,392	58,571
Stockland (b)	21,710	79,505
Sydney Airport	1,268	5,050
Westfield Corp.	10,461	70,596
Westpac Banking Corp.	9,171	293,267

		1,579,962

AUSTRIA — 0.7%
Erste Group Bank AG	1,305	42,203
Sparkassen Immobilien AG (a)	6,058	49,268

		91,471

BELGIUM — 0.6%
Ageas	980	39,092
Dexia SA (a)	4,264	169
Groupe Bruxelles Lambert SA	298	30,964

		70,225

BERMUDA — 0.5%
Lancashire Holdings, Ltd.	5,770	64,523

CANADA — 13.2%
Bank of Montreal	2,302	169,827
Bank of Nova Scotia	3,428	228,952
Brookfield Asset Management, Inc. (Class A)	3,233	142,687
Canadian Imperial Bank of Commerce (b)	1,064	96,995
IGM Financial, Inc. (b)	1,647	78,983
Manulife Financial Corp.	6,509	129,612
National Bank of Canada (b)	2,175	92,419
Power Corp. of Canada (b)	1,082	30,119
Royal Bank of Canada	4,527	324,198
Sun Life Financial, Inc.	2,852	105,014
The Toronto-Dominion Bank	5,128	264,452

		1,663,258

DENMARK — 1.2%
Danske Bank A/S	3,901	110,255
Sydbank A/S (a)	1,632	43,069

		153,324

FINLAND — 0.6%
Technopolis Oyj	12,358	74,786

FRANCE — 5.2%
AXA SA	6,706	160,263
BNP Paribas	3,726	252,752
Credit Agricole SA	3,915	55,210
Societe Generale SA	1,843	96,531
Unibail-Rodamco SE	333	96,862

		661,618

GERMANY — 5.3%
Allianz SE	1,609	268,100
Commerzbank AG (a)	781	12,276
Deutsche Bank AG	3,853	135,550
Deutsche Beteiligungs AG	2,289	67,741
Deutsche Boerse AG	353	27,394
Muenchener Rueckversicherungs- Gesellschaft AG	723	160,264

		671,325

HONG KONG — 5.6%
AIA Group, Ltd.	15,200	76,389
Bank of East Asia, Ltd.	18,516	76,808
Cheung Kong Holdings, Ltd.	8,967	159,085
Hang Lung Properties, Ltd.	11,922	36,764
Hong Kong Exchanges and Clearing, Ltd. (b)	3,600	67,119
New World Development Co., Ltd.	33,575	38,209
Sun Hung Kai Properties, Ltd.	10,518	144,260
The Link REIT	6,033	32,460
Wharf Holdings, Ltd.	10,933	78,714

		709,808

ITALY — 3.1%
Assicurazioni Generali SpA	4,576	100,306
Banca Monte dei Paschi di Siena SpA (a)(b)	12,705	24,614
Banca Popolare dell’Etruria e del Lazio (a)	1,787	1,786
Banco Popolare SC (a)	945	15,565
Intesa Sanpaolo SpA	26,563	82,048
UBI Banca ScPA (b)	4,512	39,043
UniCredit SpA	15,847	132,677

		396,039

JAPAN — 13.9%
Chuo Mitsui Trust Holdings, Inc.	20,933	95,671
Daiwa Securities Group, Inc.	10,900	94,362
Mitsubishi Estate Co., Ltd.	9,000	222,190
Mitsubishi UFJ Financial Group, Inc.	39,449	241,823
Mizuho Financial Group, Inc.	57,025	117,084
MS&AD Insurance Group Holdings, Inc.	2,286	55,218
NKSJ Holdings, Inc.	2,100	56,550
Nomura Holdings, Inc.	15,396	108,967
ORIX Corp.	5,400	89,498
Resona Holdings, Inc.	5,656	32,941
Sumitomo Mitsui Financial Group, Inc.	4,469	187,221
T&D Holdings, Inc.	4,500	61,167
The Bank of Yokohama, Ltd.	9,000	51,794
The Dai-ichi Life Insurance Co., Ltd.	3,200	47,666
The Shizuoka Bank, Ltd.	9,000	97,280
Tokai Tokyo Financial Holdings, Inc.	10,222	79,512
Tokio Marine Holdings, Inc.	3,379	111,138

		1,750,082

NETHERLANDS — 1.7%
Aegon NV	6,419	56,018
ING Groep NV (a)	10,984	154,298

		210,316

NEW ZEALAND — 0.7%
Precinct Properties	94,694	89,128

NORWAY — 0.4%
SpareBank 1 SR Bank ASA	5,682	55,326

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

PORTUGAL — 0.0% (c)
BANIF — Banco Internacional do Funchal SA (a)	8,326	$109

SINGAPORE — 2.5%
CapitaLand, Ltd.	11,922	30,602
Hong Leong Finance, Ltd.	19,867	43,506
Oversea-Chinese Banking Corp., Ltd. (b)	9,531	73,013
United Overseas Bank, Ltd.	9,594	173,310

		320,431

SOUTH KOREA — 0.8%
KB Financial Group, Inc. ADR	1,058	36,776
Shinhan Financial Group Co., Ltd. ADR	1,317	60,398

		97,174

SPAIN — 5.1%
Banco Bilbao Vizcaya Argentaria SA	16,551	210,949
Banco de Sabadell SA (b)	18,593	63,438
Banco Popular Espanol SA	5,387	35,993
Banco Santander SA	28,977	302,712
Bolsas y Mercados Espanoles SA	645	30,798

		643,890

SWEDEN — 4.0%
Investor AB (Class B)	1,688	63,300
Kinnevik Investment AB (Class B)	991	42,217
Nordea Bank AB	11,107	156,670
Skandinaviska Enskilda Banken AB (Class A)	8,721	116,491
Svenska Handelsbanken AB (Class A)	2,452	119,971

		498,649

SWITZERLAND — 5.8%
Credit Suisse Group AG (a)	4,075	116,534
GAM Holding AG (a)	1,350	25,727
Julius Baer Group, Ltd. (a)	1,218	50,214
Swiss Re AG (a)	1,793	159,526
UBS AG (a)	11,105	203,742
Valiant Holding AG	77	8,019
Zurich Insurance Group AG (a)	555	167,289

		731,051

UNITED KINGDOM — 14.9%
Aviva PLC	11,558	100,887
Barclays PLC	40,826	148,548
British Land Co. PLC	6,251	75,085
Friends Life Group, Ltd.	5,948	32,067
HSBC Holdings PLC	53,627	543,654
Land Securities Group PLC	5,552	98,348
Lloyds Banking Group PLC (a)	124,548	158,122
Man Group PLC	9,245	16,630
Old Mutual PLC	15,167	51,270
Provident Financial PLC	2,839	110,871
Prudential PLC	10,061	230,689
Royal Bank of Scotland Group PLC (a)	6,526	36,644
RSA Insurance Group PLC	8,142	66,100
Standard Chartered PLC	5,745	117,288
Standard Life PLC	15,666	100,208

		1,886,411

TOTAL COMMON STOCKS —
(Cost $12,342,653)		12,418,906

WARRANTS — 0.0% (c)
HONG KONG — 0.0% (c)
Sun Hung Kai Properties, Ltd. (expiring 04/22/16) (a) (Cost $0)	786	1,026

SHORT TERM INVESTMENTS — 4.1%
UNITED STATES — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	380,079	380,079
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	136,769	136,769

TOTAL SHORT TERM INVESTMENTS —
(Cost $516,848)		516,848

TOTAL INVESTMENTS — 102.4%
(Cost $12,859,501)		12,936,780
OTHER ASSETS & LIABILITIES — (2.4)%		(306,367)

NET ASSETS — 100.0%		$12,630,413

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	51.9%
Insurance	20.0
Capital Markets	8.4
Real Estate Management & Development	8.4
Diversified Financial Services	4.2
Real Estate Investment Trusts	4.2
Consumer Finance	1.2
Transportation Infrastructure	0.0 ***
Short Term Investments	4.1
Other Assets & Liabilities	(2.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 3.7%
Ansell, Ltd.	6,386	$119,524
Cochlear, Ltd. (a)	2,812	163,759
CSL, Ltd.	21,299	1,337,859
Primary Health Care, Ltd. (a)	20,710	88,744
Ramsay Health Care, Ltd.	6,508	279,487
Sonic Healthcare, Ltd.	22,145	362,224

		2,351,597

BELGIUM — 0.8%
ThromboGenics NV (a)(b)	2,394	30,893
UCB SA (a)	5,628	476,436

		507,329

CANADA — 3.4%
Catamaran Corp. (b)	9,242	408,846
Oncolytics Biotech, Inc. (b)	24,003	30,873
Valeant Pharmaceuticals International, Inc. (b)	13,542	1,715,587

		2,155,306

DENMARK — 6.5%
Coloplast A/S (Class B)	5,395	487,860
Genmab A/S (b)	2,214	94,493
GN Store Nord A/S	8,541	244,692
H. Lundbeck A/S	4,533	111,552
Novo Nordisk A/S (Class B)	66,876	3,077,780
William Demant Holding (b)	1,704	154,716

		4,171,093

FINLAND — 0.5%
Orion Oyj (Class A)	1,854	68,867
Orion Oyj (Class B)	5,920	220,709

		289,576

FRANCE — 8.4%
bioMerieux	956	103,011
Essilor International SA	9,603	1,018,309
Orpea	1,395	97,847
Sanofi	38,718	4,112,575
Virbac SA	281	64,904

		5,396,646

GERMANY — 10.0%
Bayer AG	26,266	3,709,491
Celesio AG	2,184	77,746
Fresenius Medical Care AG & Co. KGaA	9,288	624,261
Fresenius SE & Co. KGaA	5,690	848,381
Gerresheimer AG	2,312	159,477
Merck KGaA	6,042	524,388
Morphosys AG (b)	1,005	94,256
Rhoen-Klinikum AG	5,446	179,848
Stada Arzneimittel AG	4,257	202,743

		6,420,591

HONG KONG — 0.2%
China Bio-Med Regeneration Technology, Ltd. (b)	845,000	34,889
Lee’s Pharmaceutical Holdings, Ltd.	75,000	96,673

		131,562

IRELAND — 0.3%
ICON PLC (b)	2,362	111,274
UDG Healthcare PLC	10,385	60,817

		172,091

ISRAEL — 3.6%
Taro Pharmaceutical Industries, Ltd. (b)	812	113,875
Teva Pharmaceutical Industries, Ltd.	41,071	2,172,885

		2,286,760

ITALY — 0.2%
DiaSorin SpA	1,159	48,557
Recordati SpA	5,112	85,949

		134,506

JAPAN — 15.9%
3-D Matrix, Ltd. (a)(b)	1,300	54,667
Alfresa Holdings Corp.	3,100	199,822
Asahi Intecc Co., Ltd.	2,400	98,554
Astellas Pharma, Inc.	101,800	1,337,503
Chugai Pharmaceutical Co., Ltd.	9,625	271,254
Daiichi Sankyo Co., Ltd.	31,500	587,681
Eisai Co., Ltd.	12,800	536,234
GNI Group, Ltd. (a)(b)	14,000	46,158
Hisamitsu Pharmaceutical Co., Inc.	3,700	165,451
Japan Tissue Engineering Co., Ltd. (b)	3,500	61,636
Kaken Pharmaceutical Co., Ltd.	5,000	105,819
Kissei Pharmaceutical Co., Ltd.	2,700	64,631
KYORIN Holdings, Inc.	3,400	69,943
Kyowa Hakko Kirin Co., Ltd. (a)	17,422	235,779
M3, Inc.	13,700	217,999
Medipal Holdings Corp.	11,100	157,343
Miraca Holdings, Inc.	3,300	159,943
Mitsubishi Tanabe Pharma Corp.	10,700	160,228
NanoCarrier Co., Ltd. (a)(b)	4,000	62,781
Nihon Kohden Corp.	2,800	140,408
Nippon Shinyaku Co., Ltd.	3,000	87,538
Olympus Corp. (b)	15,300	527,091
Ono Pharmaceutical Co., Ltd.	5,400	475,475
Otsuka Holdings Co., Ltd.	23,000	712,897
PeptiDream, Inc. (a)(b)	600	47,559
Rohto Pharmaceutical Co., Ltd.	5,900	91,728
Santen Pharmaceutical Co., Ltd.	3,600	202,557
Sawai Pharmaceutical Co., Ltd.	1,600	94,289
Shionogi & Co., Ltd.	13,600	283,800
Ship Healthcare Holdings, Inc.	2,900	101,624
Sumitomo Dainippon Pharma Co., Ltd.	7,600	87,399
Suzuken Co., Ltd.	4,800	178,629
Sysmex Corp.	8,000	300,479
Taisho Pharmaceutical Holdings Co., Ltd.	2,500	182,370
Takara Bio, Inc.	5,000	82,868
Takeda Pharmaceutical Co., Ltd.	30,400	1,410,094
Terumo Corp.	17,600	393,505
Toho Holdings Co., Ltd.	4,700	94,691
Tsumura & Co. (a)	3,500	82,538

		10,170,965

LUXEMBOURG — 0.2%
Eurofins Scientific (a)	346	106,399

NETHERLANDS — 0.5%
QIAGEN NV (b)	12,163	294,758

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	36,346	151,158

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Ryman Healthcare, Ltd.	17,559	$131,446

		282,604

SINGAPORE — 0.5%
Biosensors International Group, Ltd. (a)	84,000	63,001
Haw Par Corp., Ltd.	19,000	130,309
Raffles Medical Group Ltd.	31,000	101,207

		294,517

SPAIN — 1.0%
Grifols SA	10,336	564,859
Grifols SA (Class B)	1,945	84,816

		649,675

SWEDEN — 1.2%
Elekta AB (Class B) (a)	16,922	215,152
Getinge AB (Class B)	8,306	218,169
Meda AB (Class A)	12,505	217,166
Swedish Orphan Biovitrum AB (b)	9,613	128,406

		778,893

SWITZERLAND — 25.9%
Actelion, Ltd. (b)	5,019	635,016
Basilea Pharmaceutica AG (a)(b)	693	80,881
Galenica AG	275	268,550
Lonza Group AG (b)	2,893	314,811
Nobel Biocare Holding AG (b)	7,415	110,372
Novartis AG	85,147	7,710,086
Roche Holding AG (c)	5,567	1,627,475
Roche Holding AG (c)	17,798	5,308,492
Sonova Holding AG	2,198	335,351
Straumann Holding AG	619	143,373
Tecan Group AG	486	55,571

		16,589,978

UNITED KINGDOM — 16.2%
AstraZeneca PLC	37,015	2,747,105
BTG PLC (b)	15,617	169,028
Dechra Pharmaceuticals PLC	6,180	76,451
Genus PLC	6,819	133,734
GlaxoSmithKline PLC	157,510	4,212,138
Hikma Pharmaceuticals PLC	6,461	185,374
Shire PLC	25,178	1,967,412
Smith & Nephew PLC	44,779	795,514
Synergy Health PLC	2,699	65,070

		10,351,826

TOTAL COMMON STOCKS —
(Cost $49,962,130)		63,536,672

SHORT TERM INVESTMENTS — 2.7%
UNITED STATES — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,280,777	1,280,777
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	459,049	459,049

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,739,826)		1,739,826

TOTAL INVESTMENTS — 102.1%
(Cost $51,701,956)		65,276,498
OTHER ASSETS & LIABILITIES — (2.1)%		(1,334,309)

NET ASSETS — 100.0%		$63,942,189

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	75.8%
Health Care Equipment & Supplies	9.3
Health Care Providers & Services	6.8
Biotechnology	6.1
Life Sciences Tools & Services	0.6
Chemicals	0.5
Health Care Technology	0.3
Short Term Investments	2.7
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 3.2%
Bradken, Ltd.	7,655	$27,456
Brambles, Ltd.	17,165	148,889
GWA International, Ltd. (a)	25,551	63,426
Leighton Holdings, Ltd. (b)	2,508	46,704
Qantas Airways, Ltd. (a)	35,983	42,793
Seek, Ltd. (b)	8,518	127,429
Toll Holdings, Ltd. (b)	19,553	94,121
Transurban Group (b)	47,225	329,397

		880,215

AUSTRIA — 0.4%
Andritz AG	807	46,632
Zumtobel AG	3,125	72,993

		119,625

CANADA — 5.1%
Bombardier, Inc. (Class B) (b)	21,334	75,510
CAE, Inc.	10,093	132,280
Canadian National Railway Co.	9,698	631,875
Canadian Pacific Railway, Ltd. (b)	1,736	315,060
SNC-Lavalin Group, Inc. (b)	3,068	161,645
Toromont Industries, Ltd.	3,806	94,011

		1,410,381

DENMARK — 2.0%
AP Moeller — Maersk A/S (Class B)	90	223,628
FLSmidth & Co. A/S (b)	1,177	65,754
NKT Holding A/S	1,648	113,192
Vestas Wind Systems A/S (a)	3,144	158,609

		561,183

FINLAND — 2.1%
Caverion Corp.	3,436	36,318
Kone Oyj (Class B)	5,254	219,258
Metso Oyj (b)	2,768	104,864
Valmet Corp.	2,768	33,123
Wartsila Oyj Abp	2,902	143,912
YIT Oyj (b)	4,017	46,254

		583,729

FRANCE — 8.3%
Air France-KLM (a)(b)	5,826	73,401
Alstom SA (a)	3,081	112,314
Bouygues SA	2,814	117,086
Bureau Veritas SA	2,380	66,051
Compagnie de Saint-Gobain	4,954	279,484
Eiffage SA	1,272	86,477
Legrand SA	2,711	165,860
Safran SA	3,176	207,920
Schneider Electric SE (a)	6,318	594,708
Vallourec SA	1,654	74,063
Vinci SA	6,804	508,637

		2,286,001

GERMANY — 8.7%
Brenntag AG	567	101,308
Deutsche Lufthansa AG	6,711	144,074
Deutsche Post AG	10,670	385,819
GEA Group AG	3,737	176,929
Hochtief AG	972	84,121
Kloeckner & Co. SE (a)	3,168	47,756
MAN SE	1,379	170,397
OSRAM Licht AG (a)	1,012	51,038
Pfeiffer Vacuum Technology AG	570	62,847
SGL Carbon AG (a)(b)	1,096	36,052
Siemens AG	8,589	1,134,216

		2,394,557

GREECE — 0.1%
DryShips, Inc. (a)	10,052	32,367

HONG KONG — 3.9%
Cathay Pacific Airways, Ltd.	35,000	65,391
Hopewell Highway Infrastructure, Ltd.	246,000	123,471
Hutchison Whampoa, Ltd.	32,000	437,658
Jardine Matheson Holdings, Ltd. (b)	2,592	153,731
Jardine Strategic Holdings, Ltd.	1,502	53,666
MTR Corp., Ltd.	16,000	61,623
Noble Group, Ltd.	84,951	93,356
Pacific Basin Shipping, Ltd.	120,000	74,629

		1,063,525

IRELAND — 0.7%
DCC PLC	1,986	121,670
Ryanair Holdings PLC ADR (a)(b)	1,502	83,812

		205,482

ITALY — 1.2%
Ansaldo STS SpA	6,029	64,386
Atlantia SpA	3,555	101,338
Autostrada Torino-Milano SpA	3,857	61,046
Finmeccanica SpA (a)	10,483	99,680

		326,450

JAPAN — 30.1%
Asahi Glass Co., Ltd. (b)	17,000	100,183
Central Japan Railway Co.	2,000	285,277
Dai Nippon Printing Co., Ltd.	13,000	135,768
Daikin Industries, Ltd.	3,200	201,909
East Japan Railway Co.	4,700	370,182
FANUC Corp.	1,900	327,654
Furukawa Electric Co., Ltd.	19,000	40,324
Futaba Corp.	3,600	61,655
Hankyu Hanshin Holdings, Inc.	19,000	108,405
IHI Corp.	47,000	218,982
ITOCHU Corp.	20,200	259,417
JGC Corp.	3,000	91,150
JTEKT Corp.	3,700	62,345
Kajima Corp.	28,000	123,824
Kamigumi Co., Ltd.	14,000	128,799
Kawasaki Heavy Industries, Ltd.	36,000	137,170
Kawasaki Kisen Kaisha, Ltd.	26,000	54,410
Keikyu Corp.	5,000	44,914
Kintetsu Corp.	19,000	69,207
Kitano Construction Corp.	34,000	86,590
Kokuyo Co., Ltd.	13,800	115,653
Komatsu, Ltd.	11,800	273,961
Kubota Corp.	16,000	226,800
LIXIL Group Corp.	3,400	91,759
Makita Corp.	1,700	105,049
Marubeni Corp.	19,000	138,976
MISUMI Group, Inc.	5,100	140,306
Mitsubishi Corp.	17,200	357,736
Mitsubishi Electric Corp.	22,000	271,457
Mitsubishi Heavy Industries, Ltd.	49,000	305,691

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Mitsui & Co., Ltd.	19,500	$312,601
Mitsui OSK Lines, Ltd.	16,000	59,543
Nidec Corp.	3,200	196,350
Nippon Express Co., Ltd.	17,000	82,395
Nippon Yusen K.K.	21,000	60,530
NSK, Ltd.	7,000	91,002
Odakyu Electric Railway Co., Ltd.	13,000	125,117
Park24 Co., Ltd.	2,400	43,639
Secom Co., Ltd.	4,900	299,403
SMC Corp.	700	187,325
Sojitz Corp.	45,900	81,103
Sumitomo Corp.	16,900	228,214
Sumitomo Electric Industries, Ltd.	12,000	168,797
Sumitomo Heavy Industries, Ltd.	17,000	80,884
Taisei Corp.	16,000	88,604
THK Co., Ltd.	3,800	89,575
Tobu Railway Co., Ltd.	18,000	94,171
Tokyu Corp.	32,000	226,800
Toppan Printing Co., Ltd.	14,000	108,346
Toshiba Corp.	48,000	224,115
TOTO, Ltd.	5,000	67,371
Toyota Tsusho Corp.	2,600	74,762
West Japan Railway Co.	3,200	140,882
Yamato Holdings Co., Ltd.	11,000	227,916

		8,294,998

NETHERLANDS — 4.7%
Aalberts Industries NV	1,075	35,096
AerCap Holdings NV (a)	1,328	60,822
Airbus Group NV	6,300	422,139
CNH Industrial NV	7,876	80,876
Koninklijke BAM Groep NV (b)	6,606	32,361
Koninklijke Philips NV	13,141	416,965
Koninklijke Vopak NV	728	35,584
PostNL NV (a)	8,976	42,399
Randstad Holding NV	2,633	142,721
TNT Express NV	4,485	40,589

		1,309,552

NORWAY — 0.3%
Orkla ASA	8,894	79,210

SINGAPORE — 1.6%
Keppel Corp., Ltd.	32,200	278,697
Keppel Infrastructure Trust	116,800	97,907
Keppel REIT	136	140
Neptune Orient Lines, Ltd. (a)(b)	69,750	53,153

		429,897

SOUTH KOREA — 2.8%
Daelim Industrial Co., Ltd.	616	51,323
GS Engineering & Construction Corp. (a)	1,062	35,372
Hyundai Engineering & Construction Co., Ltd.	1,550	88,239
Hyundai Heavy Industries Co., Ltd.	746	130,502
LG Corp.	1,976	122,060
Samsung C&T Corp.	2,229	164,344
Samsung Engineering Co., Ltd. (a)	559	44,254
Samsung Heavy Industries Co., Ltd.	2,490	66,569
SK Holdings Co., Ltd.	439	79,183

		781,846

SPAIN — 1.9%
Abertis Infraestructuras SA	5,527	127,173
ACS, Actividades de Construccion y Servicios SA	3,920	179,260
Ferrovial SA	4,415	98,319
International Consolidated Airlines Group SA (a)	17,362	109,988

		514,740

SWEDEN — 6.1%
Alfa Laval AB	7,083	182,443
Assa Abloy AB (Class B)	3,388	172,305
Atlas Copco AB (Class A)	7,075	204,355
Atlas Copco AB (Class B)	4,270	114,010
B&B Tools AB (Class B)	2,885	66,026
Sandvik AB	13,639	186,264
Securitas AB (Class B)	9,153	108,502
Skanska AB (Class B)	4,503	102,718
SKF AB (Class B)	4,350	110,940
Trelleborg AB (Class B)	6,945	147,723
Volvo AB (Class A)	7,749	107,275
Volvo AB (Class B)	12,214	168,173

		1,670,734

SWITZERLAND — 5.8%
ABB, Ltd. (a)	27,470	632,541
Adecco SA (a)	2,666	219,461
Geberit AG	775	272,054
Kuehne & Nagel International AG	1,042	138,651
Schindler Holding AG	525	79,804
SGS SA	103	246,815

		1,589,326

UNITED KINGDOM — 10.6%
Aggreko PLC	4,581	129,241
Ashtead Group PLC	6,634	99,252
Babcock International Group PLC	12,738	253,084
BAE Systems PLC	35,847	265,337
Bunzl PLC	3,625	100,535
Capita PLC	7,295	142,820
easyJet PLC	3,758	87,710
Experian PLC	15,203	256,829
FirstGroup PLC (a)	30,258	65,499
G4S PLC	15,139	66,060
IMI PLC	3,077	78,234
Intertek Group PLC	1,761	82,774
Meggitt PLC	10,636	92,021
Melrose Industries PLC	11,726	52,169
Rentokil Initial PLC	58,474	111,380
Rolls-Royce Holdings PLC (a)	26,273	480,225
Serco Group PLC	10,290	64,307
Smiths Group PLC	7,584	168,188
The Weir Group PLC	2,273	101,787
Wolseley PLC	4,034	220,928

		2,918,380

TOTAL COMMON STOCKS —
(Cost $25,495,409)		27,452,198

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 0.0% (c)
UNITED KINGDOM — 0.0% (c)
Rolls-Royce Holdings PLC (Class C) (a)(d) (Cost $5,923)	3,520,582	$6,020

SHORT TERM INVESTMENTS — 5.7%
UNITED STATES — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,291,296	1,291,296
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	270,987	270,987

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,562,283)		1,562,283

TOTAL INVESTMENTS — 105.3%
(Cost $27,063,615)		29,020,501
OTHER ASSETS & LIABILITIES — (5.3)%		(1,473,654)

NET ASSETS — 100.0%		$27,546,847

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	18.7%
Industrial Conglomerates	11.5
Trading Companies & Distributors	9.5
Road & Rail	9.5
Electrical Equipment	9.3
Construction & Engineering	7.7
Aerospace & Defense	6.6
Commercial Services & Supplies	6.2
Professional Services	4.6
Building Products	4.5
Transportation Infrastructure	3.5
Air Freight & Logistics	2.9
Marine	2.5
Airlines	2.2
Food Products	0.3
Oil, Gas & Consumable Fuels	0.1
Real Estate Investment Trusts	0.0 ***
Short Term Investments	5.7
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Rolls-Royce Holdings PLC, which was Level 2 and part of the Automobiles Industry, representing 0.10% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 12.7%
Alumina, Ltd. (a)(b)	15,157	$19,313
Amcor, Ltd.	5,394	53,100
Arrium, Ltd. (b)	11,038	8,283
BHP Billiton, Ltd.	19,784	670,366
BlueScope Steel, Ltd. (a)	4,040	20,667
Boral, Ltd.	11,191	55,454
DuluxGroup, Ltd.	2,084	11,133
Fortescue Metals Group, Ltd. (b)	11,355	46,621
Iluka Resources, Ltd. (b)	2,561	19,652
Incitec Pivot, Ltd.	11,189	30,626
Mineral Deposits, Ltd. (a)	871	1,492
Newcrest Mining, Ltd. (a)(b)	4,810	47,760
Orica, Ltd.	2,796	51,408
Orora, Ltd.	5,294	7,120
OZ Minerals, Ltd. (b)	3,212	12,399
Rio Tinto, Ltd.	2,679	149,970
Sims Metal Management, Ltd. (a)(b)	2,260	20,648

		1,226,012

AUSTRIA — 0.7%
RHI AG	600	20,201
Voestalpine AG (b)	1,083	51,534

		71,735

BELGIUM — 1.0%
Solvay SA	347	59,720
Tessenderlo Chemie NV (a)(b)	236	3,469
Umicore	648	30,103

		93,292

CANADA — 14.1%
Agnico-Eagle Mines, Ltd.	1,517	58,177
Agrium, Inc. (b)	1,226	112,511
Alacer Gold Corp.	1,106	2,938
Alamos Gold, Inc.	688	6,969
AuRico Gold, Inc.	1,996	8,545
B2Gold Corp. (a)	4,500	13,139
Barrick Gold Corp.	6,588	120,856
Canam Group, Inc.	766	9,637
Canexus Corp. (b)	1,331	6,123
Canfor Corp. (a)	400	8,772
CCL Industries, Inc. (Class B)	200	19,293
Centerra Gold, Inc.	964	6,091
Detour Gold Corp. (a)	817	11,199
Eldorado Gold Corp.	5,586	42,794
First Majestic Silver Corp. (a)	900	9,742
First Quantum Minerals, Ltd.	3,801	81,433
Franco-Nevada Corp.	1,000	57,504
Goldcorp, Inc.	5,529	154,583
HudBay Minerals, Inc.	1,388	12,862
IAMGOLD Corp. (a)	2,325	9,582
Interfor Corp. (a)	708	9,884
Intertape Polymer Group, Inc.	769	8,548
Kinross Gold Corp. (a)	7,463	30,969
Labrador Iron Ore Royalty Corp.	383	11,032
Lundin Mining Corp. (a)	3,086	17,007
Methanex Corp.	500	30,967
New Gold, Inc. (a)	2,068	13,144
Osisko Gold Royalties, Ltd. (a)	265	3,995
Pan American Silver Corp. (b)	1,366	20,981
Potash Corp. of Saskatchewan, Inc. (b)	5,753	219,177
SEMAFO, Inc. (a)	2,756	12,963
Sherritt International Corp.	3,252	13,189
Silver Wheaton Corp.	2,287	60,291
Tanzanian Royalty Exploration Corp. (a)	1,106	2,482
Teck Resources, Ltd. (Class B)	2,817	64,425
Thompson Creek Metals Co., Inc. (a)	875	2,596
Turquoise Hill Resources, Ltd. (a)	6,731	22,560
West Fraser Timber Co., Ltd.	200	9,709
Winpak, Ltd.	444	10,588
Yamana Gold, Inc. (b)	5,612	46,257

		1,363,514

DENMARK — 0.3%
Chr Hansen Holding A/S	596	25,098

FINLAND — 1.5%
Rautaruukki Oyj (a)	981	13,781
Stora Enso Oyj	6,191	60,267
UPM-Kymmene Oyj	4,361	74,516

		148,564

FRANCE — 4.9%
Air Liquide SA	2,333	314,951
Arkema SA	399	38,830
Eramet (a)	28	3,317
Lafarge SA (b)	1,297	112,585

		469,683

GERMANY — 12.1%
BASF SE	5,420	630,990
Evonik Industries AG	335	13,324
Fuchs Petrolub SE Preference Shares	262	11,845
HeidelbergCement AG	852	72,709
K+S AG	1,305	42,909
Lanxess AG	485	32,734
Linde AG	1,099	233,679
Salzgitter AG	499	21,002
Symrise AG	600	32,691
ThyssenKrupp AG (a)	2,489	72,552
Wacker Chemie AG	91	10,507

		1,174,942

GREECE — 0.1%
Titan Cement Co. SA	310	10,051

HONG KONG — 0.1%
Fosun International, Ltd. (b)	10,000	13,290

IRELAND — 2.0%
CRH PLC	5,319	136,474
James Hardie Industries PLC	2,506	32,736
Smurfit Kappa Group PLC	1,082	24,747

		193,957

ISRAEL — 0.4%
Caesarstone Sdot-Yam, Ltd.	175	8,589
Frutarom Industries, Ltd.	427	10,682
Israel Chemicals, Ltd.	2,640	22,637

		41,908

ITALY — 0.1%
Buzzi Unicem SpA (b)	739	12,435

JAPAN — 15.7%
Asahi Kasei Corp.	11,833	90,524

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Daicel Corp.	2,000	$19,111
Denki Kagaku Kogyo Kabushiki Kaisha	8,855	34,002
DIC Corp.	4,000	10,661
Fuji Seal International, Inc.	300	9,328
Hitachi Metals, Ltd.	1,000	15,142
JFE Holdings, Inc.	4,356	89,911
JSR Corp.	2,573	44,143
Kaneka Corp.	2,000	12,517
Kansai Paint Co., Ltd.	1,000	16,712
Kobe Steel, Ltd.	29,641	44,474
Kuraray Co., Ltd.	1,300	16,477
Maruichi Steel Tube, Ltd.	400	10,740
Mitsubishi Chemical Holdings Corp.	10,902	48,319
Mitsubishi Gas Chemical Co., Inc.	2,000	12,793
Mitsubishi Materials Corp.	7,866	27,565
Mitsui Chemicals, Inc.	11,876	32,473
Mitsui Mining & Smelting Co., Ltd.	3,809	10,866
Nihon Nohyaku Co., Ltd.	1,000	12,132
Nippon Kayaku Co., Ltd.	1,000	13,020
Nippon Paint Co., Ltd.	1,000	21,164
Nippon Paper Industries Co., Ltd.	600	11,289
Nippon Shokubai Co., Ltd.	1,000	13,435
Nippon Steel & Sumitomo Metal Corp.	66,506	212,704
Nissan Chemical Industries, Ltd.	600	9,328
Nitto Denko Corp.	1,176	55,106
OJI Paper Co., Ltd.	8,000	32,930
Rengo Co., Ltd.	2,000	9,555
Shin-Etsu Chemical Co., Ltd.	2,867	174,275
Showa Denko K.K.	6,000	8,529
Sumitomo Chemical Co., Ltd.	13,838	52,317
Sumitomo Metal Mining Co., Ltd.	3,927	63,767
T&K Toka Co., Ltd.	400	8,572
Taiheiyo Cement Corp.	14,744	59,381
Teijin, Ltd.	15,805	39,627
The Pack Corp.	500	9,881
Tomoku Co., Ltd.	3,000	8,558
Toray Industries, Inc.	13,838	90,974
Tosoh Corp.	3,000	14,540
Toyo Seikan Group Holdings, Ltd.	800	12,288
Ube Industries, Ltd.	15,866	27,564
Zeon Corp.	1,000	10,700

		1,517,394

LUXEMBOURG — 1.0%
APERAM (a)(b)	409	13,803
ArcelorMittal	5,720	84,816

		98,619

NETHERLANDS — 1.9%
Akzo Nobel NV	1,438	107,794
Koninklijke DSM NV	1,088	79,233

		187,027

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	2,675	20,634

NORWAY — 1.0%
Norsk Hydro ASA	4,272	22,856
Yara International ASA	1,477	73,966

		96,822

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	2,537	35,847

SOUTH KOREA — 4.7%
Aekyung Petrochemical Co., Ltd.	175	12,453
Cheil Industries, Inc.	400	27,753
ENF Technology Co., Ltd.	1,029	8,716
Hanwha Chemical Corp.	440	7,980
Hanwha Corp.	310	7,920
Hyosung Corp.	135	9,020
Hyundai Steel Co.	307	22,574
Korea Zinc Co., Ltd.	105	41,199
Kukdo Chemical Co., Ltd.	190	11,417
LG Chem, Ltd.	333	97,419
Lotte Chemical Corp.	84	15,317
OCI Co., Ltd. (a)	103	17,509
POSCO ADR	1,828	136,076
Samyoung Chemical Co., Ltd. (a)	4,710	9,729
Taekwang Industrial Co., Ltd.	7	8,738
Wonik Materials Co., Ltd. (a)	230	10,786
Youlchon Chemical Co., Ltd.	840	10,834

		455,440

SWEDEN — 0.7%
Boliden AB	1,674	24,276
Hexpol AB	152	13,778
SSAB AB, (Series A) (a)	2,970	27,611

		65,665

SWITZERLAND — 4.9%
Clariant AG (a)	1,689	33,064
EMS-Chemie Holding AG	49	19,560
Givaudan SA (a)	46	76,719
Holcim, Ltd. (a)	1,346	118,314
Sika AG	6	24,533
Syngenta AG	549	204,482

		476,672

UNITED KINGDOM — 18.6%
Alent PLC	1,618	10,131
Anglo American PLC	8,509	208,052
Antofagasta PLC	2,353	30,698
BHP Billiton PLC	13,253	428,173
Croda International PLC	800	30,107
DS Smith PLC	3,699	17,507
Elementis PLC	2,119	9,431
Essentra PLC	1,405	18,342
Fresnillo PLC (b)	849	12,658
Glencore PLC (a)	65,059	362,145
Johnson Matthey PLC	1,551	82,211
Lonmin PLC (a)	1,756	7,122
Mondi PLC	2,000	36,317
Randgold Resources, Ltd.	806	67,157
Rexam PLC	4,000	36,591
Rio Tinto PLC	7,514	399,374
RPC Group PLC	933	10,010
Vedanta Resources PLC	934	17,711
Victrex PLC	505	14,696

		1,798,433

TOTAL COMMON STOCKS —
(Cost $12,350,104)		9,597,034

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 7.1%
UNITED STATES — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	583,032	$583,032
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	99,105	99,105

TOTAL SHORT TERM INVESTMENTS —
(Cost $682,137)		682,137

TOTAL INVESTMENTS — 106.2%
(Cost $13,032,241)		10,279,171
OTHER ASSETS & LIABILITIES — (6.2)%		(598,979)

NET ASSETS — 100.0%		$9,680,192

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	46.3%
Chemicals	40.4
Construction Materials	6.8
Paper & Forest Products	2.9
Containers & Packaging	2.7
Short Term Investments	7.1
Other Assets & Liabilities	(6.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.2%
carsales.com, Ltd.	3,455	$34,534
Computershare, Ltd.	7,785	91,702
Iress, Ltd.	3,761	29,073

		155,309

BELGIUM — 0.2%
Barco NV (a)	344	27,388

CANADA — 3.4%
Blackberry, Ltd. (a)(b)	6,257	64,265
Celestica, Inc. (b)	3,319	41,816
CGI Group, Inc. (Class A) (b)	3,455	122,676
Constellation Software, Inc.	310	79,151
DH Corp.	1,610	46,933
Open Text Corp.	1,960	94,214

		449,055

DENMARK — 0.3%
SimCorp A/S	1,330	45,797

FINLAND — 3.0%
Nokia Oyj	42,970	325,343
Tieto Oyj	2,070	61,246

		386,589

FRANCE — 4.3%
Alcatel-Lucent (a)(b)	33,453	119,452
Atos Origin SA	825	68,722
Cap Gemini SA	1,952	139,241
Dassault Systemes SA	750	96,484
Ingenico (a)	644	56,034
Neopost SA (a)	586	43,887
UbiSoft Entertainment SA (b)	2,264	41,692

		565,512

GERMANY — 9.8%
Aixtron SE (b)	1,767	25,572
Dialog Semiconductor PLC (b)	1,062	36,824
Infineon Technologies AG	13,468	168,336
SAP AG	10,803	834,208
Software AG	788	28,445
United Internet AG	1,943	85,594
Wincor Nixdorf AG	720	41,063
Wirecard AG	1,262	54,480

		1,274,522

HONG KONG — 0.6%
ASM Pacific Technology, Ltd. (a)	4,649	50,807
VTech Holdings, Ltd.	2,571	34,168

		84,975

ISRAEL — 1.5%
Check Point Software Technologies, Ltd. (a)(b)	1,803	120,855
Ituran Location and Control, Ltd.	1,561	38,015
NICE Systems, Ltd.	929	37,986

		196,856

JAPAN — 33.1%
Advantest Corp. (a)	2,778	34,333
Alps Electric Co., Ltd.	3,947	50,650
Anritsu Corp.	2,100	23,590
Azbil Corp.	1,786	45,714
Brother Industries, Ltd.	3,748	64,930
Canon, Inc. (a)	13,219	430,086
Citizen Holdings Co., Ltd.	4,755	37,315
Dainippon Screen Manufacturing Co., Ltd.	4,937	23,051
DeNA Co., Ltd. (a)	1,500	20,285
FUJIFILM Holdings Corp.	5,625	156,859
Fujitsu, Ltd.	23,688	177,476
GungHo Online Entertainment, Inc. (a)	4,300	27,760
Hamamatsu Photonics K.K.	1,000	49,060
Hirose Electric Co., Ltd.	394	58,533
Hitachi High-Technologies Corp.	1,677	39,895
Hitachi, Ltd.	55,325	405,223
Horiba, Ltd.	986	35,379
Hoya Corp.	5,035	167,295
Ibiden Co., Ltd.	2,270	45,712
IT Holdings Corp.	1,979	33,991
Japan Digital Laboratory Co., Ltd.	1,683	29,721
Kakaku.com, Inc.	2,000	35,043
Keyence Corp.	492	214,638
Konami Corp. (a)	1,585	35,031
Konica Minolta Holdings, Inc.	6,606	65,274
Kyocera Corp.	4,283	203,274
Mitsumi Electric Co., Ltd.	1,979	14,319
Murata Manufacturing Co., Ltd.	2,469	231,070
NEC Corp.	32,578	103,871
Nexon Co., Ltd.	2,100	20,045
Nintendo Co., Ltd.	1,283	153,560
Nippon Electric Glass Co., Ltd.	5,933	34,554
Nomura Research Institute, Ltd.	1,872	58,948
NTT Data Corp.	1,992	76,491
Obic Co., Ltd.	2,190	72,204
Oki Electric Industry Co., Ltd.	11,776	26,155
Omron Corp.	2,761	116,376
Otsuka Corp.	900	43,621
Ricoh Co., Ltd.	7,901	94,137
Rohm Co., Ltd.	1,380	79,145
SCSK Corp.	1,200	33,819
Seiko Epson Corp.	2,070	88,068
Shimadzu Corp.	4,000	36,681
Sumco Corp.	2,178	19,952
Taiyo Yuden Co., Ltd. (a)	1,984	21,954
TDK Corp.	1,678	78,678
Tokyo Electron, Ltd.	2,170	146,687
Trend Micro, Inc.	1,381	45,463
Wacom Co., Ltd. (a)	2,500	14,239
Yahoo! Japan Corp.	20,119	92,944
Yaskawa Electric Corp.	5,212	63,127
Yokogawa Electric Corp.	3,435	43,436

		4,319,662

NETHERLANDS — 6.4%
ASM International NV	1,003	41,610
ASML Holding NV	5,174	481,782
Gemalto NV (a)	1,074	111,314
NXP Semiconductor NV (b)	2,573	170,281
VistaPrint NV (a)(b)	719	29,091

		834,078

SINGAPORE — 1.3%
Flextronics International, Ltd. (b)	10,408	115,217

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

Venture Corp., Ltd.	7,925	$49,203

		164,420

SOUTH KOREA — 23.0%
LG Display Co., Ltd. ADR (b)	6,442	101,590
LG Innotek Co., Ltd. (b)	237	33,964
NAVER Corp.	330	272,337
NCSoft Corp.	200	36,074
NHN Entertainment Corp. (b)	282	21,851
Partron Co., Ltd.	995	10,621
Sam Young Electronics Co., Ltd.	3,310	37,621
Samsung Electro-Mechanics Co., Ltd.	746	42,985
Samsung Electronics Co., Ltd. GDR	3,088	1,994,848
Samsung SDI Co., Ltd.	444	71,089
Seoul Semiconductor Co., Ltd.	664	25,003
SK C&C Co., Ltd.	306	50,355
SK Hynix, Inc. (b)	6,230	298,939

		2,997,277

SPAIN — 1.7%
Amadeus IT Holding SA	4,641	191,389
Indra Sistemas SA (a)	1,859	33,216

		224,605

SWEDEN — 4.2%
Hexagon AB, (Class B)	3,153	101,589
Telefonaktiebolaget LM Ericsson (Class B)	36,906	445,774

		547,363

SWITZERLAND — 1.2%
Logitech International SA	2,419	31,506
STMicroelectronics NV	8,642	77,501
Temenos Group AG (b)	1,268	49,401

		158,408

UNITED KINGDOM — 4.4%
ARM Holdings PLC	16,377	246,699
Aveva Group PLC	1,329	46,311
Imagination Technologies Group PLC (a)(b)	3,452	12,460
Spectris PLC	2,008	76,221
Spirent Communications PLC	12,018	19,511
Telecity Group PLC	3,438	44,324
The Sage Group PLC	19,086	125,348

		570,874

TOTAL COMMON STOCKS —
(Cost $12,441,604)		13,002,690

SHORT TERM INVESTMENTS — 7.5%
UNITED STATES — 7.5%
MONEY MARKET FUNDS — 7.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	905,896	905,896
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	78,376	78,376

TOTAL SHORT TERM INVESTMENTS —
(Cost $984,272)		984,272

TOTAL INVESTMENTS — 107.1%
(Cost $13,425,876)		13,986,962
OTHER ASSETS & LIABILITIES — (7.1)%		(927,981)

NET ASSETS — 100.0%		$13,058,981

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	30.2%
Electronic Equipment, Instruments & Components	22.7
Software	15.8
Technology Hardware, Storage & Peripherals	10.6
IT Services	10.6
Communications Equipment	4.9
Internet Software & Services	4.8
Short Term Investments	7.5
Other Assets & Liabilities	(7.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 3.3%
Telstra Corp., Ltd.	238,176	$1,171,221
TPG Telecom, Ltd.	18,606	96,763

		1,267,984

AUSTRIA — 0.3%
Telekom Austria AG	12,199	119,254

BELGIUM — 0.6%
Belgacom SA	7,473	247,964

CANADA — 5.2%
BCE, Inc.	12,307	558,246
Bell Aliant, Inc. (a)	7,568	198,161
Rogers Communications, Inc. (Class B)	19,935	802,384
TELUS Corp. (b)	2,164	80,798
TELUS Corp. (b)	9,018	335,830

		1,975,419

DENMARK — 1.1%
TDC A/S	39,133	404,970

FINLAND — 0.7%
Elisa Oyj	8,343	255,186

FRANCE — 10.1%
Iliad SA	1,219	368,431
Orange SA (c)	117,998	1,861,944
Vivendi SA (c)	65,546	1,603,695

		3,834,070

GERMANY — 7.8%
Deutsche Telekom AG	150,195	2,632,186
Freenet AG	7,258	230,844
Telefonica Deutschland Holding AG (c)	13,344	110,332

		2,973,362

GREECE — 0.4%
Hellenic Telecommunications Organization SA (c)	10,510	155,410

HONG KONG — 0.8%
HKT Trust/HKT, Ltd. (a)	133,869	157,699
PCCW, Ltd.	262,111	156,245

		313,944

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	103,982	194,999

ITALY — 2.5%
Telecom Italia SpA (b)(c)	440,068	557,330
Telecom Italia SpA (b)	391,338	386,580

		943,910

JAPAN — 20.2%
KDDI Corp.	27,877	1,700,330
Nippon Telegraph & Telephone Corp.	19,113	1,192,004
NTT DoCoMo, Inc.	72,987	1,247,850
Softbank Corp.	47,259	3,518,826

		7,659,010

LUXEMBOURG — 1.1%
COLT Telecom Group SA (c)	52,327	123,023
Millicom International Cellular SA	3,439	314,818

		437,841

NETHERLANDS — 2.1%
Koninklijke (Royal) KPN NV (c)	188,626	687,223
Ziggo NV (c)	2,391	110,551

		797,774

NEW ZEALAND — 0.4%
Telecom Corporation of New Zealand, Ltd.	59,609	139,871

NORWAY — 2.2%
Telenor ASA	36,134	822,633

PORTUGAL — 0.3%
Portugal Telecom SGPS SA (a)	34,541	126,553

SINGAPORE — 3.7%
Singapore Telecommunications, Ltd.	395,539	1,221,534
StarHub, Ltd.	50,000	167,248

		1,388,782

SOUTH KOREA — 2.1%
KT Corp. ADR	13,781	208,644
LG Uplus Corp.	9,590	87,389
SK Telecom Co., Ltd. ADR (a)	18,884	489,851

		785,884

SPAIN — 9.0%
Telefonica SA (c)	200,637	3,439,272

SWEDEN — 2.7%
Tele2 AB	16,472	193,909
TeliaSonera AB	113,242	826,784

		1,020,693

SWITZERLAND — 1.8%
Swisscom AG	1,173	681,869

UNITED KINGDOM — 20.1%
BT Group PLC	393,976	2,592,838
Cable & Wireless Communications PLC	148,006	124,636
Inmarsat PLC	24,494	313,061
Jazztel PLC (c)	12,032	171,326
TalkTalk Telecom Group PLC	29,605	164,768
Vodafone Group PLC	1,279,332	4,265,555

		7,632,184

TOTAL COMMON STOCKS —
(Cost $35,350,636)		37,618,838

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
HKT Trust/HKT, Ltd. (expiring 7/15/14) (c) (Cost $0)	23,196	6,854

SHORT TERM INVESTMENTS — 3.1%
UNITED STATES — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	398,807	398,807

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	752,621	$752,621

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,151,428)		1,151,428

TOTAL INVESTMENTS — 102.1%
(Cost $36,502,064)		38,777,120
OTHER ASSETS & LIABILITIES — (2.1)%		(783,805)

NET ASSETS — 100.0%		$37,993,315

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	64.9%
Wireless Telecommunication Services	34.1
Short Term Investments	3.1
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 3.5%
AGL Energy, Ltd.	64,614	$944,063
APA Group (a)	94,330	613,440
DUET Group (a)	134,366	306,908
Energy World Corp., Ltd. (b)	55,593	16,791
Envestra, Ltd.	105,952	136,004
ERM Power, Ltd.	15,405	26,390
Infigen Energy (b)	90,725	20,551
SP AusNet (a)	207,150	259,062
Spark Infrastructure Group (a)	136,776	238,828

		2,562,037

AUSTRIA — 0.3%
EVN AG	3,301	48,269
Verbund AG (a)	7,315	141,667

		189,936

BELGIUM — 0.2%
Elia System Operator SA/NV	3,184	160,861

CANADA — 5.0%
Algonquin Power & Utilities Corp. (a)	19,254	148,768
ATCO, Ltd. (Class I)	8,893	431,813
Atlantic Power Corp. (a)	13,262	54,286
Boralex, Inc. (Class A)	2,280	29,004
Canadian Utilities, Ltd. (Class A) (a)	14,480	543,773
Capital Power Corp.	8,438	208,900
Capstone Infrastructure Corp. (a)	10,602	42,303
Emera, Inc.	15,336	491,115
Fortis, Inc.	24,236	738,810
Innergex Renewable Energy, Inc. (a)	10,922	110,845
Just Energy Group, Inc. (a)	9,324	53,748
Northland Power, Inc. (a)	10,114	173,101
Superior Plus Corp. (a)	14,430	192,237
TransAlta Corp. (a)	30,612	375,914
Valener, Inc. (a)	4,338	64,348

		3,658,965

CHINA — 0.9%
ENN Energy Holdings, Ltd.	90,000	646,810
HanKore Environment Tech Group, Ltd. (b)	42,000	28,805

		675,615

FINLAND — 1.8%
Fortum Oyj (a)	49,950	1,341,109

FRANCE — 10.5%
Albioma	1,905	48,513
EDF SA	33,955	1,069,258
GDF Suez	172,315	4,743,275
Rubis (a)	3,824	243,902
Suez Environnement Co.	33,605	643,224
Theolia SA (b)	7,004	12,083
Veolia Environnement SA	53,431	1,017,953

		7,778,208

GERMANY — 9.8%
E.ON AG	226,906	4,684,880
RWE AG	57,972	2,489,515
RWE AG Preference Share	1,032	34,335

		7,208,730

GREECE — 0.3%
Public Power Corp. SA	11,603	179,356
Terna Energy SA (b)	3,387	18,456

		197,812

HONG KONG — 7.2%
Cheung Kong Infrastructure Holdings, Ltd.	67,000	462,063
China Water Industry Group, Ltd. (b)	84,000	14,090
CLP Holdings, Ltd.	221,500	1,817,647
Hong Kong & China Gas Co., Ltd.	733,223	1,604,503
Power Assets Holdings, Ltd.	148,000	1,293,748
Towngas China Co., Ltd.	91,000	107,199
Zhongyu Gas Holdings, Ltd. (b)	98,000	30,979

		5,330,229

ITALY — 10.3%
A2A SpA	169,191	195,163
ACEA SpA	5,134	75,213
Enel Green Power SpA (a)	174,487	494,043
Enel SpA (a)	735,724	4,285,125
Falck Renewables SpA	10,711	19,065
Hera SpA	62,615	178,317
Iren SpA	71,758	110,823
Snam Rete Gas SpA	236,699	1,425,937
Terna Rete Elettrica Nationale SpA (a)	158,333	835,043

		7,618,729

JAPAN — 11.3%
Chubu Electric Power Co., Inc. (b)	81,188	1,008,989
Electric Power Development Co., Ltd.	15,500	503,381
Eneres Co., Ltd. (b)	1,200	20,267
Hokkaido Electric Power Co., Inc. (a)(b)	21,900	169,268
Hokkaido Gas Co., Ltd. (a)	6,000	16,880
Hokuriku Electric Power Co.	22,394	296,877
Japan Wind Development Co., Ltd. (b)	700	4,464
K&O Energy Group, Inc.	1,300	19,249
Kyushu Electric Power Co., Inc. (b)	53,292	600,229
Osaka Gas Co., Ltd.	219,958	924,950
Saibu Gas Co., Ltd.	46,000	120,784
Shikoku Electric Power Co., Inc. (b)	22,000	307,073
Shizuoka Gas Co., Ltd.	2,100	14,407
The Chugoku Electric Power Co., Inc.	36,987	504,576
The Kansai Electric Power Co., Inc. (b)	90,998	857,836
The Okinawa Electric Power Co., Inc.	500	17,842
The Tokyo Electric Power Co., Inc. (b)	92,399	384,901
Toho Gas Co., Ltd.	59,000	324,397
Tohoku Electric Power Co., Inc.	56,872	667,497
Tokyo Gas Co., Ltd.	275,958	1,612,626

		8,376,493

NEW ZEALAND — 0.9%
Contact Energy, Ltd.	40,932	190,300
Genesis Energy, Ltd. (b)	53,973	85,061
Infratil, Ltd.	68,659	146,980
Mighty River Power, Ltd.	77,112	151,234
TrustPower, Ltd.	6,010	37,624
Vector, Ltd. (a)	28,124	62,545

		673,744

PORTUGAL — 2.0%
EDP — Energias de Portugal SA	294,079	1,475,267

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

REN — Redes Energeticas Nacionais SGPS SA	6,312	$23,247

		1,498,514

SINGAPORE — 0.1%
CitySpring Infrastructure Trust	106,000	40,388
Hyflux, Ltd.	66,000	62,472

		102,860

SOUTH KOREA — 2.0%
Busan City Gas Co., Ltd.	644	26,478
E1 Corp.	284	19,143
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,424	14,778
Korea District Heating Corp.	330	21,526
Korea Electric Power Corp.	2,376	87,591
Korea Electric Power Corp. ADR	57,618	1,060,171
Korea Gas Corp. (b)	3,171	172,998
KyungDong City Gas Co., Ltd.	242	28,103
Samchully Co., Ltd.	276	42,008

		1,472,796

SPAIN — 11.8%
Acciona SA	2,888	258,282
EDP Renovaveis SA	23,022	171,409
Enagas SA (a)	22,921	737,484
Endesa SA	10,202	394,598
Gas Natural SDG SA (a)	40,194	1,269,304
Iberdrola SA	621,550	4,751,107
Red Electrica Corporacion SA (a)	12,420	1,135,924

		8,718,108

SWITZERLAND — 0.2%
Alpiq Holding AG (b)	528	60,790
BKW AG	1,205	44,434

		105,224

UNITED KINGDOM — 21.2%
APR Energy PLC (a)	5,663	62,939
Centrica PLC	577,546	3,086,976
Drax Group PLC	45,255	495,614
Infinis Energy PLC (b)	10,630	41,786
National Grid PLC	437,150	6,278,668
Pennon Group PLC	43,398	582,501
Severn Trent PLC	27,343	903,256
SSE PLC	108,630	2,910,560
Telecom Plus PLC	6,287	143,725
United Utilities Group PLC	78,242	1,179,957

		15,685,982

TOTAL COMMON STOCKS —
(Cost $65,060,655)		73,355,952

SHORT TERM INVESTMENTS — 7.4%
UNITED STATES — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,389,865	4,389,865
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	1,103,523	1,103,523

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,493,388)		5,493,388

TOTAL INVESTMENTS — 106.7%
(Cost $70,554,043)		78,849,340
OTHER ASSETS & LIABILITIES — (6.7)%		(4,983,961)

NET ASSETS — 100.0%		$73,865,379

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	42.1%
Multi-Utilities	35.4
Gas Utilities	14.1
Independent Power and Renewable Electricity Producers	4.0
Water Utilities	3.7
Short Term Investments	7.4
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2014:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR STOXX Europe 50 ETF	$279,566,473	$—	$—	$279,566,473
SPDR EURO STOXX 50 ETF	5,844,105,225	—	—	5,844,105,225
SPDR EURO STOXX Small Cap ETF	8,829,579	—	—	8,829,579

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR S&P Emerging Asia Pacific ETF	$501,838,631	$—		$—	*	$501,838,631
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,602,988	6,735		8,549		4,618,272
SPDR S&P Russia ETF	25,765,890	—		—		25,765,890
SPDR S&P China ETF	932,627,381	1,024,293		294,708		933,946,382
SPDR S&P Emerging Markets ETF	241,909,218	—	**	—	*	241,909,218
SPDR S&P Emerging Markets Dividend ETF	609,568,509	—		—		609,568,509
SPDR S&P BRIC 40 ETF	171,492,058	—		—		171,492,058
SPDR S&P Emerging Europe ETF	85,119,919	—		—		85,119,919
SPDR S&P Emerging Latin America ETF	63,476,076	—		—	*	63,476,076
SPDR S&P Emerging Middle East & Africa ETF	68,738,621	—		—		68,738,621
SPDR S&P World ex-US ETF	980,980,875	65,319		—	*	981,046,194
SPDR S&P International Small Cap ETF	947,655,185	—	**	—	*	947,655,185
SPDR Dow Jones International Real Estate ETF	5,153,471,446	—	**	—		5,153,471,446
SPDR S&P Global Infrastructure ETF	174,059,971	—		—		174,059,971
SPDR S&P Global Natural Resources ETF	669,437,251	—		—		669,437,251
SPDR MSCI ACWI ex-US ETF	632,717,242	12,795		—		632,730,037
SPDR MSCI ACWI IMI ETF	15,718,987	147		—		15,719,134
SPDR MSCI EM 50 ETF	5,345,329	—		—		5,345,329
SPDR MSCI EM Beyond BRIC ETF	3,274,866	—		—		3,274,866
SPDR MSCI EAFE Quality Mix ETF	6,059,822	—		—		6,059,822
SPDR MSCI Emerging Markets Quality Mix ETF	6,092,382	—		—		6,092,382
SPDR MSCI World Quality Mix ETF	6,064,817	—		—		6,064,817
SPDR MSCI Australia Quality Mix ETF	5,964,068	—		—		5,964,068
SPDR MSCI Canada Quality Mix ETF	6,194,169	—		—		6,194,169
SPDR MSCI Germany Quality Mix ETF	6,010,520	—		—		6,010,520
SPDR MSCI Japan Quality Mix ETF	6,115,918	—		—		6,115,918
SPDR MSCI Spain Quality Mix ETF	6,016,727	—		—		6,016,727
SPDR MSCI United Kingdom Quality Mix ETF	6,065,843	—		—		6,065,843
SPDR Russell/Nomura PRIME Japan ETF	116,468,736	—		—		116,468,736
SPDR Russell/Nomura Small Cap Japan ETF	84,383,826	—	**	—		84,383,826
SPDR S&P Global Dividend ETF	29,147,296	—		—		29,147,296
SPDR S&P International Dividend ETF	1,871,573,158	—		—		1,871,573,158
SPDR S&P International Mid Cap ETF	79,846,206	—		—		79,846,206
SPDR S&P Emerging Markets Small Cap ETF	674,180,157	—	**	1,665,980		675,846,137
SPDR Dow Jones Global Real Estate ETF	1,397,234,417	—	**	—		1,397,234,417
SPDR S&P International Consumer Discretionary Sector ETF	20,645,271	—		—		20,645,271
SPDR S&P International Consumer Staples Sector ETF	47,834,837	—		—		47,834,837
SPDR S&P International Energy Sector ETF	25,551,774	—		—		25,551,774

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR S&P International Financial Sector ETF	$12,936,780	$—	$—	$12,936,780
SPDR S&P International Health Care Sector ETF	65,276,498	—	—	65,276,498
SPDR S&P International Industrial Sector ETF	29,014,481	6,020	—	29,020,501
SPDR S&P International Materials Sector ETF	10,279,171	—	—	10,279,171
SPDR S&P International Technology Sector ETF	13,986,962	—	—	13,986,962
SPDR S&P International Telecommunications Sector ETF	38,777,120	—	—	38,777,120
SPDR S&P International Utilities Sector ETF	78,849,340	—	—	78,849,340

*	Fund held Level 3 securities that were valued at $0 at June 30, 2014.
**	Fund held Level 2 securities that were valued at $0 at June 30, 2014.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$21,524	$—	$—	$21,524

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the period ended June 30, 2014. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at June 30, 2014:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF	Futures Contract	$—	$—	$—	$21,524	$—	$—	$21,524

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at June 30, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income

SPDR STOXX Europe 50 ETF	$501,528	$12,733,899	12,733,899	$9,113,299	9,113,299	$4,122,128	$194
SPDR EURO STOXX 50 ETF	7,923,052	165,734,113	165,734,113	52,133,009	52,133,009	121,524,156	2,201
SPDR EURO STOXX Small Cap ETF	—	253,166	253,166	168,688	168,688	84,478	2
SPDR S&P Emerging Asia Pacific ETF	1,452,271	13,114,743	13,114,743	11,925,409	11,925,409	2,641,605	401
SPDR S&P Small Cap Emerging Asia Pacific ETF	361	1,336,278	1,336,278	1,292,501	1,292,501	44,138	22
SPDR S&P Russia ETF	—	799,679	799,679	622,254	622,254	177,425	73
SPDR S&P China ETF	15,502	9,746,954	9,746,954	8,995,893	8,995,893	766,563	354
SPDR S&P Emerging Markets ETF	1,227,230	18,301,641	18,301,641	17,683,684	17,683,684	1,845,187	728
SPDR S&P Emerging Markets Dividend ETF	8,225,333	24,550,573	24,550,573	25,694,732	25,694,732	7,081,174	392
SPDR S&P BRIC 40 ETF	762,677	6,051,628	6,051,628	5,743,387	5,743,387	1,070,918	246
SPDR S&P Emerging Europe ETF	42,146	4,108,920	4,108,920	3,299,844	3,299,844	851,222	65
SPDR S&P Emerging Latin America ETF	115,178	2,324,131	2,324,131	1,871,488	1,871,488	567,821	86
SPDR S&P Emerging Middle East & Africa ETF	1,692	1,855,941	1,855,941	1,493,696	1,493,696	363,937	65
SPDR S&P World ex-US ETF	1,104,348	34,695,185	34,695,185	17,884,686	17,884,686	17,914,847	542
SPDR S&P International Small Cap ETF	480,956	37,931,710	37,931,710	34,397,357	34,397,357	4,015,309	1,180
SPDR Dow Jones International Real Estate ETF	35,547,697	219,049,378	219,049,378	191,902,806	191,902,806	62,694,269	3,416
SPDR S&P Global Infrastructure ETF	54,923	4,803,635	4,803,635	2,513,157	2,513,157	2,345,401	79
SPDR S&P Global Natural Resources ETF	1,162,069	17,886,577	17,886,577	9,837,137	9,837,137	9,211,509	673
SPDR MSCI ACWI ex-US ETF	822,596	23,333,987	23,333,987	13,521,628	13,521,628	10,634,955	431
SPDR MSCI ACWI IMI ETF	31,336	390,729	390,729	200,032	200,032	222,033	47
SPDR MSCI EM 50 ETF	7,495	84,723	84,723	59,900	59,900	32,318	2
SPDR MSCI EM Beyond BRIC ETF	—	3,530,254	3,530,254	3,509,685	3,509,685	20,569	22
SPDR MSCI EAFE Quality Mix ETF	—	9,005	9,005	2,500	2,500	6,505	—
SPDR MSCI Emerging Markets Quality Mix ETF	—	694,711	694,711	693,167	693,167	1,544	1
SPDR MSCI World Quality Mix ETF	—	62,019	62,019	4,991	4,991	57,028	2
SPDR MSCI Canada Quality Mix ETF	—	3,071	3,071	—	—	3,071	—
SPDR MSCI Germany Quality Mix ETF	—	6,000,000	6,000,000	5,998,000	5,998,000	2,000	11
SPDR MSCI Japan Quality Mix ETF	—	20,160	20,160	—	—	20,160	1
SPDR MSCI Spain Quality Mix ETF	—	54,926	54,926	49,000	49,000	5,926	1
SPDR MSCI United Kingdom Quality Mix ETF	—	26,586	26,586	—	—	26,586	1
SPDR Russell/Nomura PRIME Japan ETF	218,191	1,836,751	1,836,751	1,455,126	1,455,126	599,816	54
SPDR Russell/Nomura Small Cap Japan ETF	98,208	2,488,511	2,488,511	2,008,146	2,008,146	578,573	69
SPDR S&P Global Dividend ETF	61,163	684,968	684,968	411,327	411,327	334,804	13
SPDR S&P International Dividend ETF	16,704,185	76,063,317	76,063,317	60,846,865	60,846,865	31,920,637	1,088
SPDR S&P International Mid Cap ETF	91,706	4,610,267	4,610,267	4,441,426	4,441,426	260,547	59
SPDR S&P Emerging Markets Small Cap ETF	9,061,414	79,526,777	79,526,777	84,708,294	84,708,294	3,879,897	1,011
SPDR Dow Jones Global Real Estate ETF	8,826,471	51,948,726	51,948,726	45,253,084	45,253,084	15,522,113	1,070
SPDR S&P International Consumer Discretionary Sector ETF	27,262	334,186	334,186	288,099	288,099	73,349	27
SPDR S&P International Consumer Staples Sector ETF	201,536	1,227,273	1,227,273	897,279	897,279	531,530	35
SPDR S&P International Energy Sector ETF	125,388	495,777	495,777	380,479	380,479	240,686	12
SPDR S&P International Financial Sector ETF	28,813	387,717	387,717	279,761	279,761	136,769	8
SPDR S&P International Health Care Sector ETF	109,397	1,422,255	1,422,255	1,072,603	1,072,603	459,049	17
SPDR S&P International Industrial Sector ETF	63,911	888,277	888,277	681,201	681,201	270,987	26

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income

SPDR S&P International Materials Sector ETF	$48,218	$256,108	256,108	$205,221	205,221	$99,105	$9
SPDR S&P International Technology Sector ETF	32,199	306,344	306,344	260,167	260,167	78,376	11
SPDR S&P International Telecommunications Sector ETF	433,837	4,295,328	4,295,328	3,976,544	3,976,544	752,621	69
SPDR S&P International Utilities Sector ETF	405,720	2,121,686	2,121,686	1,423,883	1,423,883	1,103,523	35

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income

SPDR STOXX Europe 50 ETF	$2,491,832	$100,860,336	100,860,336	$103,352,168	103,352,168	$—	$86,544
SPDR EURO STOXX 50 ETF	115,479,471	2,728,248,447	2,728,248,447	2,840,744,959	2,840,744,959	2,982,959	5,580,078
SPDR S&P Emerging Asia Pacific ETF	21,583,792	62,752,918	62,752,918	62,455,650	62,455,650	21,881,060	125,816
SPDR S&P Small Cap Emerging Asia Pacific ETF	81,345	459,340	459,340	371,357	371,357	169,328	2,965
SPDR S&P Russia ETF	447,919	5,700,779	5,700,779	6,128,950	6,128,950	19,748	726
SPDR S&P China ETF	100,375,105	191,290,358	191,290,358	179,985,877	179,985,877	111,679,586	990,422
SPDR S&P Emerging Markets ETF	15,039,490	55,826,729	55,826,729	58,923,256	58,923,256	11,942,963	64,212
SPDR S&P Emerging Markets Dividend ETF	64,648,844	212,130,070	212,130,070	187,763,089	187,763,089	89,015,825	593,765
SPDR S&P BRIC 40 ETF	11,751,632	104,044,203	104,044,203	109,379,735	109,379,735	6,416,100	18,663
SPDR S&P Emerging Europe ETF	3,486,432	17,455,458	17,455,458	19,722,137	19,722,137	1,219,753	2,261
SPDR S&P Emerging Latin America ETF	11,046,198	53,452,334	53,452,334	59,683,220	59,683,220	4,815,312	22,349
SPDR S&P Emerging Middle East & Africa ETF	8,586,936	24,797,754	24,797,754	31,086,355	31,086,355	2,298,335	26,281
SPDR S&P World ex-US ETF	56,101,398	205,940,104	205,940,104	218,741,503	218,741,503	43,299,999	483,676
SPDR S&P International Small Cap ETF	89,616,860	150,336,295	150,336,295	143,527,278	143,527,278	96,425,877	667,479
SPDR Dow Jones International Real Estate ETF	106,184,532	1,542,693,673	1,542,693,673	1,367,262,444	1,367,262,444	281,615,761	1,257,366
SPDR S&P Global Infrastructure ETF	8,057,213	140,612,259	140,612,259	118,309,716	118,309,716	30,359,756	49,673
SPDR S&P Global Natural Resources ETF	31,623,253	395,143,931	395,143,931	381,120,806	381,120,806	45,646,378	191,787
SPDR MSCI ACWI ex-US ETF	39,684,611	151,601,425	151,601,425	165,621,895	165,621,895	25,664,141	278,831
SPDR MSCI ACWI IMI ETF	869,026	16,568,033	16,568,033	14,919,702	14,919,702	2,517,357	4,753
SPDR MSCI EM 50 ETF	92,838	4,076,475	4,076,475	3,849,869	3,849,869	319,444	666
SPDR MSCI EM Beyond BRIC ETF	—	440,678	440,678	384,498	384,498	56,180	100
SPDR Russell/Nomura PRIME Japan ETF	28,480,765	26,955,417	26,955,417	50,544,475	50,544,475	4,891,707	22,456
SPDR Russell/Nomura Small Cap Japan ETF	20,324,113	18,549,265	18,549,265	29,903,587	29,903,587	8,969,791	71,699
SPDR S&P Global Dividend ETF	1,642,756	15,980,896	15,980,896	13,147,446	13,147,446	4,476,206	18,558
SPDR S&P International Dividend ETF	169,072,196	642,575,618	642,575,618	485,832,849	485,832,849	325,814,965	2,207,118
SPDR S&P International Mid Cap ETF	5,111,266	14,362,002	14,362,002	11,644,087	11,644,087	7,829,181	32,452
SPDR S&P Emerging Markets Small Cap ETF	32,762,843	74,164,130	74,164,130	78,656,458	78,656,458	28,270,515	620,239
SPDR Dow Jones Global Real Estate ETF	36,032,319	347,420,138	347,420,138	323,445,749	323,445,749	60,006,708	216,342
SPDR S&P International Consumer Discretionary Sector ETF	586,985	4,729,802	4,729,802	4,611,820	4,611,820	704,967	9,405
SPDR S&P International Consumer Staples Sector ETF	431,089	14,495,860	14,495,860	13,409,555	13,409,555	1,517,394	13,242
SPDR S&P International Energy Sector ETF	848,710	14,805,706	14,805,706	13,665,595	13,665,595	1,988,821	10,089
SPDR S&P International Financial Sector ETF	319,909	4,227,287	4,227,287	4,167,117	4,167,117	380,079	5,627
SPDR S&P International Health Care Sector ETF	301,903	13,069,192	13,069,192	12,090,318	12,090,318	1,280,777	17,607
SPDR S&P International Industrial Sector ETF	284,325	8,571,063	8,571,063	7,564,092	7,564,092	1,291,296	10,735
SPDR S&P International Materials Sector ETF	532,054	4,181,563	4,181,563	4,130,585	4,130,585	583,032	3,774
SPDR S&P International Technology Sector ETF	139,316	6,575,657	6,575,657	5,809,077	5,809,077	905,896	6,123

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income

SPDR S&P International Telecommunications Sector ETF	$1,185,249	$14,883,750	14,883,750	$15,670,192	15,670,192	$398,807	$22,583
SPDR S&P International Utilities Sector ETF	1,320,157	30,975,383	30,975,383	27,905,675	27,905,675	4,389,865	45,712

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$262,472,585	$26,541,065	$9,447,177	$17,093,888
SPDR EURO STOXX 50 ETF	4,965,368,833	897,298,712	18,562,320	878,736,392
SPDR EURO STOXX Small Cap ETF	9,055,405	117,362	343,188	(225,826)
SPDR S&P Emerging Asia Pacific ETF	445,288,272	107,479,148	50,928,789	56,550,359
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,112,867	713,865	208,460	505,405
SPDR S&P Russia ETF	31,457,557	491,893	6,183,560	(5,691,667)
SPDR S&P China ETF	963,181,929	103,977,573	133,213,120	(29,235,547)
SPDR S&P Emerging Markets ETF	246,821,788	30,235,846	35,148,416	(4,912,570)
SPDR S&P Emerging Markets Dividend ETF	609,721,448	44,377,225	44,530,164	(152,939)
SPDR S&P BRIC 40 ETF	194,598,708	15,017,493	38,124,143	(23,106,650)
SPDR S&P Emerging Europe ETF	109,985,619	6,612,939	31,478,639	(24,865,700)
SPDR S&P Emerging Latin America ETF	80,629,511	9,189,817	26,343,252	(17,153,435)
SPDR S&P Emerging Middle East & Africa ETF	70,787,837	14,734,013	16,783,229	(2,049,216)
SPDR S&P World ex-US ETF	838,999,748	162,803,597	20,757,151	142,046,446
SPDR S&P International Small Cap ETF	885,701,966	167,291,560	105,338,341	61,953,219
SPDR Dow Jones International Real Estate ETF	4,321,930,675	892,979,532	61,438,761	831,540,771
SPDR S&P Global Infrastructure ETF	161,226,284	15,203,548	2,369,861	12,833,687
SPDR S&P Global Natural Resources ETF	637,630,920	63,833,634	32,027,303	31,806,331
SPDR MSCI ACWI ex-US ETF	607,950,427	88,661,280	63,881,670	24,779,610
SPDR MSCI ACWI IMI ETF	13,747,574	2,203,161	231,601	1,971,560
SPDR MSCI EM 50 ETF	5,039,222	552,079	245,972	306,107
SPDR MSCI EM Beyond BRIC ETF	3,119,974	239,391	84,499	154,892
SPDR MSCI EAFE Quality Mix ETF	5,999,930	118,152	58,260	59,892
SPDR MSCI Emerging Markets Quality Mix ETF	5,985,282	191,339	84,239	107,100
SPDR MSCI World Quality Mix ETF	5,998,323	120,178	53,684	66,494
SPDR MSCI Australia Quality Mix ETF	6,007,735	35,776	79,443	(43,667)
SPDR MSCI Canada Quality Mix ETF	5,999,372	210,421	15,624	194,797
SPDR MSCI Germany Quality Mix ETF	6,000,702	75,759	65,941	9,818
SPDR MSCI Japan Quality Mix ETF	5,993,907	154,437	32,426	122,011
SPDR MSCI Spain Quality Mix ETF	6,007,868	90,730	81,871	8,859
SPDR MSCI United Kingdom Quality Mix ETF	6,000,001	133,880	68,038	65,842

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell/Nomura PRIME Japan ETF	$117,301,619	$6,676,498	$7,509,381	$(832,883)
SPDR Russell/Nomura Small Cap Japan ETF	87,327,263	8,198,205	11,141,642	(2,943,437)
SPDR S&P Global Dividend ETF	27,595,232	1,808,725	256,661	1,552,064
SPDR S&P International Dividend ETF	1,735,195,682	197,400,086	61,022,610	136,377,476
SPDR S&P International Mid Cap ETF	71,187,130	10,691,495	2,032,419	8,659,076
SPDR S&P Emerging Markets Small Cap ETF	687,329,636	110,675,645	122,159,144	(11,483,499)
SPDR Dow Jones Global Real Estate ETF	1,240,821,272	168,446,722	12,033,577	156,413,145
SPDR S&P International Consumer Discretionary Sector ETF	18,690,928	2,630,767	676,424	1,954,343
SPDR S&P International Consumer Staples Sector ETF	41,205,679	7,400,496	771,338	6,629,158
SPDR S&P International Energy Sector ETF	24,640,289	1,975,815	1,064,330	911,485
SPDR S&P International Financial Sector ETF	12,859,501	881,698	804,419	77,279
SPDR S&P International Health Care Sector ETF	51,701,956	13,997,516	422,974	13,574,542
SPDR S&P International Industrial Sector ETF	27,063,615	2,840,268	883,382	1,956,886
SPDR S&P International Materials Sector ETF	13,032,241	687,210	3,440,280	(2,753,070)
SPDR S&P International Technology Sector ETF	13,425,876	2,478,454	1,917,368	561,086
SPDR S&P International Telecommunications Sector ETF	36,502,064	4,574,601	2,299,545	2,275,056
SPDR S&P International Utilities Sector ETF	70,554,043	9,465,547	1,170,250	8,295,297

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.\hich

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
Date: August 25, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad Hallett
Chad Hallett
Treasurer
Date: August 25, 2014